As filed with the SEC on September 24, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – July 31, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2014 are attached.

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 8.7%
Construction Materials - 2.4%
Texas Industries, Inc.
9.25%, 08/15/2020	$ 3,484,000	$ 3,954,340
Diversified Financial Services - 0.2%
Nuveen Investments, Inc.
9.50%, 10/15/2020 -144A	297,000	346,748
Food & Staples Retailing - 1.6%
Safeway, Inc.
6.35%, 08/15/2017	417,000	473,204
US Foods, Inc.
8.50%, 06/30/2019	1,995,000	2,126,670
Health Care Equipment & Supplies - 0.3%
Biomet, Inc.
6.50%, 10/01/2020	500,000	531,360
Media - 1.8%
LIN Television Corp.
8.38%, 04/15/2018	1,001,000	1,047,296
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 -144A	1,764,000	1,869,840
Oil, Gas & Consumable Fuels - 1.4%
Forest Oil Corp.
7.25%, 06/15/2019	860,000	857,850
QR Energy , LP / QRE Finance Corp. LLC
9.25%, 08/01/2020	371,000	424,795
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp.
9.75%, 02/15/2017	1,051,000	1,095,667
Real Estate Investment Trusts - 1.0%
NorthStar Realty Finance Corp.
3.00%, 09/30/2014	1,749,000	1,749,796

Total Corporate Debt Securities (cost $14,636,994)		14,477,566

	Shares	Value
COMMON STOCKS - 84.7%
Aerospace & Defense - 0.8%
B/E Aerospace, Inc. (A)	10,343	880,603
DigitalGlobe, Inc. (A)	19,855	519,208
Automobiles - 0.3%
General Motors Co.	13,840	468,069
Banks - 0.8%
1st United Bancorp, Inc.	71,768	599,263
OmniAmerican Bancorp, Inc.	28,581	706,236
Biotechnology - 0.0% (B)
InterMune, Inc. (A)	1,642	72,034
Trius Therapeutics, Inc. (C) (D)	71,641	11,248
Building Products - 0.2%
Armstrong World Industries, Inc. (A)	5,377	261,752
Capital Markets - 0.1%
SFG Australia, Ltd.	40,865	34,368
SWS Group, Inc. (A)	8,309	59,493
Chemicals - 1.0%
Rockwood Holdings, Inc.	21,067	1,663,029
Commercial Services & Supplies - 0.3%
Civeo Corp. (A)	19,224	488,290

	Shares	Value
Communications Equipment - 0.4%
Juniper Networks, Inc. (A)	26,132	$ 615,147
Construction & Engineering - 8.2%
Foster Wheeler AG (E)	234,592	7,732,152
Kentz Corp., Ltd.	195,082	3,056,432
URS Corp.	49,953	2,860,808
Containers & Packaging - 0.0% (B)
Goodpack, Ltd.	27,135	53,509
Diversified Consumer Services - 0.2%
Matthews International Corp. - Class A	7,579	329,598
Diversified Telecommunication Services - 3.7%
CenturyLink, Inc.	949	37,239
HC2 Holdings, Inc.	7,941	31,367
tw telecom, Inc. - Class A (A) (E)	142,166	5,791,843
Windstream Holdings, Inc.	14,147	162,124
Ziggo NV	3,981	179,524
Electric Utilities - 8.3%
Pepco Holdings, Inc. (E)	182,215	4,892,473
UNS Energy Corp. (E)	147,560	8,915,575
Electronic Equipment & Instruments - 0.7%
Aeroflex Holding Corp. (A) (E)	107,422	1,134,376
Energy Equipment & Services - 0.3%
Noble Corp. PLC	9,268	290,737
Weatherford International PLC (A)	9,504	212,605
Food & Staples Retailing - 3.6%
Loblaw Cos., Ltd.	7,228	355,517
Safeway, Inc. (E)	163,210	5,624,216
Food Products - 4.1%
Hillshire Brands Co.	104,877	6,583,129
Tyson Foods, Inc. - Class A	8,045	299,355
Gas Utilities - 0.3%
Envestra, Ltd.	379,041	455,721
Health Care Equipment & Supplies - 3.1%
Covidien PLC (E)	45,064	3,898,486
Medical Action Industries, Inc. (A)	54,824	756,571
Medtronic, Inc.	8,555	528,186
Health Care Providers & Services - 4.8%
Brookdale Senior Living, Inc. - Class A (A)	218,366	7,566,384
Celesio AG	7,887	269,802
WellCare Health Plans, Inc. (A)	1,699	105,983
Hotels, Restaurants & Leisure - 0.1%
Club Mediterranee SA (A)	4,895	142,564
Insurance - 5.3%
Assured Guaranty, Ltd.	21,748	485,415
Genworth Financial, Inc. - Class A (A)	85,415	1,118,936
Protective Life Corp. (E)	87,536	6,073,248
Schweizerische National-Versicherungs-Gesellschaft AG	13,580	1,209,685
Internet & Catalog Retail - 0.2%
Shutterfly, Inc. (A)	4,659	229,782
Vitacost.com, Inc. (A)	19,497	155,586
Wotif.com Holdings, Ltd.	7,377	22,650
Internet Software & Services - 0.1%
Rackspace Hosting, Inc. (A)	4,258	128,975
IT Services - 0.1%
Bull (A)	34,355	226,795
Life Sciences Tools & Services - 1.5%
Nordion, Inc. (A)	197,396	2,558,252
Machinery - 0.9%
MAN SE	338	40,136
Manitowoc Co., Inc.	58,187	1,545,447

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Media - 7.0%
Charter Communications, Inc. - Class A (A)	1,130	$ 174,608
DIRECTV (A) (E)	45,941	3,953,223
LIN Media LLC - Class A (A)	24,806	640,243
Sirius XM Holdings, Inc. (A)	115,233	389,487
Time Warner Cable, Inc. (E)	41,567	6,031,372
Time Warner, Inc.	1,405	116,643
Viacom, Inc. - Class B	3,993	330,101
Metals & Mining - 0.0% (B)
Agnico Eagle Mines, Ltd.	921	34,244
Yamana Gold, Inc.	981	8,367
Multi-Utilities - 1.4%
Integrys Energy Group, Inc.	35,214	2,308,630
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	24,792	1,853,202
Oil, Gas & Consumable Fuels - 1.2%
CONSOL Energy, Inc.	17,370	674,303
Ithaca Energy, Inc. (A)	43,128	97,304
Ithaca Energy, Inc. (A)	11,711	26,642
Kodiak Oil & Gas Corp. - Class C (A)	28,906	449,199
Peabody Energy Corp.	28,201	427,809
Talisman Energy, Inc.	15,367	160,585
Yancoal Australia, Ltd. (A)	288,970	85,933
Pharmaceuticals - 9.0%
AbbVie, Inc. - Class G	6,506	340,524
Actavis PLC (A)	4,493	962,670
Allergan, Inc.	26,444	4,386,002
Chelsea Therapeutics International, Ltd. (C) (O)	124,250	9,356
Mylan, Inc. (A)	13,964	689,403
Questcor Pharmaceuticals, Inc. (E)	60,292	5,424,471
Shire PLC - Class B ADR	12,600	3,105,900
Valeant Pharmaceuticals International, Inc. (A)	854	100,251
Real Estate Investment Trusts - 3.3%
American Realty Capital Healthcare Trust, Inc. (E)	471,645	5,032,452
Australand Property Group	65,439	271,694
Corio NV	3,353	178,133
Semiconductors & Semiconductor Equipment -7.3%
PLX Technology, Inc. (A)	101,158	656,515
Tokyo Electron, Ltd. - ADR (E)	343,886	5,536,565
TriQuint Semiconductor, Inc. (A) (E)	334,147	6,007,963
Software - 3.6%
MICROS Systems, Inc. (A)	83,289	5,632,835
ReadSoft AB - B Shares	47,597	353,621
Specialty Retail - 0.7%
Chico’s FAS, Inc.	16,415	259,521
Express, Inc. (A)	4,330	67,375
Outerwall, Inc. (A)	11,675	642,358
PetSmart, Inc. - Class A	3,143	214,164
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	68,669	669,523
Wireless Telecommunication Services - 0.3%
Leap Wireless (D)	119,712	301,674
T-Mobile US, Inc. (A)	6,611	217,767

Total Common Stocks (cost $139,918,892)		141,262,555

	Shares	Value
RIGHT - 0.0% (B)
Biotechnology - 0.0% (B)
Cubist Pharmaceuticals, Inc. (A)	179,738	$ 22,288

Total Right (cost $399,468)		22,288

	Contracts	Value
PURCHASED OPTIONS - 0.3%
Call Options - 0.0% (B)
AbbVie, Inc.
Strike Price $57.50
Expires 08/16/2014	25	250
Athabasca Oil Corp.
Strike Price CAD 8.00
Expires 10/18/2014	91	3,505
CareFusion Corp.
Strike Price $45.00
Expires 09/20/2014	80	9,200
Outerwall, Inc.
Strike Price $60.00
Expires 08/16/2014	46	3,266
RF Micro Devices, Inc.
Strike Price $13.00
Expires 09/20/2014	633	21,522
Put Options - 0.3%
AbbVie, Inc.
Strike Price $52.50
Expires 09/20/2014	50	8,700
Actavis PLC
Strike Price $210.00
Expires 09/20/2014	45	39,105
Armstrong World Industries, Inc.
Strike Price $50.00
Expires 08/16/2014	50	9,125
AT&T, Inc.
Strike Price $35.00
Expires 01/17/2015	537	90,753
B/E Aerospace, Inc.
Strike Price $85.00
Expires 08/16/2014	61	10,370
Charter Communications, Inc.
Strike Price $135.00
Expires 09/20/2014	16	1,640
Charter Communications, Inc.
Strike Price $155.00
Expires 09/20/2014	11	6,710
Civeo Corp.
Strike Price $20.00
Expires 08/16/2014	192	2,880
DigitalGlobe, Inc.
Strike Price $25.00
Expires 08/16/2014	199	14,925
DIRECTV
Strike Price $80.00
Expires 08/16/2014	41	1,312
General Motors Co.
Strike Price $34.00
Expires 09/20/2014	138	18,768
Juniper Networks, Inc.
Strike Price $22.00
Expires 08/16/2014	258	1,806

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
Media General, Inc.
Strike Price $15.00
Expires 08/16/2014	119	$ 1,488
Medtronic, Inc.
Strike Price $57.50
Expires 08/16/2014	85	595
Medtronic, Inc.
Strike Price $60.00
Expires 09/20/2014	85	8,415
Mylan, Inc.
Strike Price $49.00
Expires 10/18/2014	137	32,469
Noble Corp. PLC
Strike Price $29.00
Expires 09/20/2014	91	3,685
Outerwall, Inc.
Strike Price $55.00
Expires 08/16/2014	115	30,475
Questcor Pharmaceuticals, Inc.
Strike Price $75.00
Expires 08/16/2014	9	900
Questcor Pharmaceuticals, Inc.
Strike Price $80.00
Expires 08/16/2014	313	42,255
Sirius XM Holdings, Inc.
Strike Price $3.00
Expires 01/17/2015	1,147	10,323
SPDR S&P 500 ETF Trust
Strike Price $175.00
Expires 08/16/2014	243	5,103
SPDR S&P 500 ETF Trust
Strike Price $180.00
Expires 08/16/2014	118	4,366
SPDR S&P 500 ETF Trust
Strike Price $185.00
Expires 08/16/2014	97	6,499
SPDR S&P 500 ETF Trust
Strike Price $190.00
Expires 08/16/2014	106	15,158
SPDR S&P 500 ETF Trust
Strike Price $194.00
Expires 08/16/2014	8	2,168
TriQuint Semiconductor, Inc.
Strike Price $16.00
Expires 09/20/2014	269	8,070
Tyson Foods, Inc.
Strike Price $32.00
Expires 08/16/2014	199	995
Viacom, Inc.
Strike Price $82.50
Expires 09/20/2014	40	10,400
Weatherford International PLC
Strike Price $21.00
Expires 10/18/2014	119	6,902

Total Purchased Options (cost $533,209)		434,103

	Principal	Value
REPURCHASE AGREEMENT - 3.2%

State Street Bank & Trust Co.
0.01% (F), dated 07/31/2014, to be repurchased at $5,410,351 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $5,519,605.

	$ 5,410,349	$ 5,410,349

Total Repurchase Agreement (cost $5,410,349)		5,410,349

Total Investment Securities (cost $160,898,912) (G)		161,606,861
Other Assets and Liabilities - Net - 3.1%		5,151,359

Net Assets - 100.0%		$ 166,758,220

	Shares	Value
SECURITIES SOLD SHORT - (37.3)%
COMMON STOCKS - (33.4)%
Aerospace & Defense - (0.2)%
Boeing Co.	(1,105)	$ (133,130)
General Dynamics Corp.	(1,256)	(146,663)
Precision Castparts Corp.	(538)	(123,095)
Automobiles - (0.1)%
Ford Motor Co.	(10,168)	(173,059)
Banks - (1.0)%
M&T Bank Corp.	(5,708)	(693,522)
Southside Bancshares, Inc.	(12,601)	(369,335)
Valley National Bancorp	(63,850)	(611,683)
Biotechnology - (0.0)% (B)
Idenix Pharmaceuticals, Inc. (A)	(1,446)	(35,311)
Capital Markets - (0.0)% (B)
IOOF Holdings, Ltd.	(4,250)	(34,121)
Chemicals - (0.4)%
Albemarle Corp.	(10,102)	(619,657)
Construction & Engineering -(0.8)%
AECOM Technology Corp. (A)	(36,672)	(1,245,015)
Diversified Consumer Services - (0.2)%
Matthews International Corp. - Class A	(7,570)	(329,219)
Diversified Telecommunication Services - (2.4)%
AT&T, Inc.	(7,439)	(264,754)
Level 3 Communications, Inc. (A)	(86,534)	(3,805,765)
Energy Equipment & Services - (2.6)%
AMEC PLC	(210,240)	(4,024,573)
Atwood Oceanics, Inc. (A)	(961)	(46,272)
Diamond Offshore Drilling, Inc.	(841)	(39,350)
Ensco PLC - ADR	(972)	(49,232)
Hercules Offshore, Inc. (A)	(11,784)	(41,598)
Rowan Cos. PLC - Class A	(1,426)	(43,522)
Seadrill, Ltd.	(1,143)	(41,445)
Health Care Equipment & Supplies - (1.6)%
Medtronic, Inc.	(43,057)	(2,658,339)
Health Care Providers & Services - (4.5)%
Brookdale Senior Living, Inc. - Class A (A)	(216,906)	(7,515,793)
Insurance - (0.3)%
Helvetia Holding AG	(923)	(449,748)
Hilltop Holdings, Inc. (A)	(2,074)	(42,517)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Media - (4.1)%
Comcast Corp. - Class A	(117,905)	$ (6,335,036)
Liberty Global PLC - Series C (A)	(2,241)	(89,617)
Liberty Global PLC - Class A (A)	(908)	(37,773)
Media General, Inc. - Class A (A)	(20,504)	(413,361)
Metals & Mining - (0.0)% (B)
Agnico Eagle Mines, Ltd.	(900)	(33,471)
Yamana Gold, Inc.	(1,000)	(8,520)
Multi-Utilities - (0.9)%
Wisconsin Energy Corp.	(34,048)	(1,483,812)
Multiline Retail - (0.1)%
Dollar Tree, Inc. (A)	(2,479)	(135,031)
Pharmaceuticals - (3.9)%
AbbVie, Inc. - Class G	(33,837)	(1,771,029)
Actavis PLC (A)	(1)	(214)
Mallinckrodt PLC (A)	(37,655)	(2,621,541)
Valeant Pharmaceuticals International, Inc. (A)	(18,343)	(2,153,285)
Real Estate Investment Trusts - (2.8)%
Klepierre	(3,823)	(180,852)
Ventas, Inc.	(71,416)	(4,534,916)
Semiconductors & Semiconductor Equipment - (7.3)%
Applied Materials, Inc. - Class A	(279,209)	(5,852,220)
RF Micro Devices, Inc. (A)	(559,617)	(6,245,326)
Trading Companies & Distributors - (0.1)%
Fastenal Co.	(1,462)	(64,840)
WESCO International, Inc. (A)	(1,213)	(95,208)
Wireless Telecommunication Services - (0.1)%
Sprint Corp. (A)	(14,016)	(103,018)

Total Common Stocks (proceeds $54,569,894)		(55,695,788)

INVESTMENT COMPANIES - (3.9)%
Capital Markets - (3.9)%
Consumer Staples Select Sector SPDR Fund	(6,917)	(298,192)
Health Care Select Sector SPDR Fund	(9,353)	(569,785)
iShares Nasdaq Biotechnology ETF	(1,568)	(393,301)
iShares Russell 2000 Growth ETF	(11,245)	(1,459,714)
Market Vectors Coal ETF	(8,843)	(165,718)
SPDR Barclays High Yield Bond ETF	(3,700)	(150,035)
SPDR S&P 500 ETF Trust	(16,147)	(3,117,824)
SPDR S&P Insurance ETF	(4,446)	(271,828)

Total Investment Companies (proceeds $6,493,613)		(6,426,397)

Total Securities Sold Short (proceeds $61,063,507)		(62,122,185)

	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.0)% (B)
Assured Guaranty, Ltd
Strike Price $24.00
Expires 08/16/2014	10	(170)
Assured Guaranty, Ltd
Strike Price $25.00
Expires 08/16/2014	10	(70)
Comcast Corp.
Strike Price $55.00
Expires 08/01/2014	16	(48)

	Contracts	Value
Call Options (continued)
CONSOL Energy, Inc.
Strike Price $42.00
Expires 08/16/2014	5	$ (55)
CONSOL Energy, Inc.
Strike Price $43.00
Expires 08/16/2014	25	(125)
CONSOL Energy, Inc.
Strike Price $44.00
Expires 08/16/2014	20	(70)
CONSOL Energy, Inc.
Strike Price $45.00
Expires 08/16/2014	17	(85)
CONSOL Energy, Inc.
Strike Price $46.00
Expires 08/16/2014	14	(42)
CONSOL Energy, Inc.
Strike Price $47.00
Expires 08/16/2014	8	(24)
DIRECTV
Strike Price $85.00
Expires 08/16/2014	102	(15,810)
DIRECTV
Strike Price $87.50
Expires 08/16/2014	12	(300)
Foster Wheeler AG
Strike Price $33.60
Expires 08/16/2014	9	(315)
Fusion-io, Inc. (C)
Strike Price $12.00
Expires 09/20/2014	9	(45)
General Motors Co.
Strike Price $35.00
Expires 08/08/2014	19	(285)
Genworth Financial, Inc.
Strike Price $14.50
Expires 08/08/2014	2	(6)
Genworth Financial, Inc.
Strike Price $15.50
Expires 08/16/2014	1	(7)
Genworth Financial, Inc.
Strike Price $16.00
Expires 08/01/2014	50	(200)
Genworth Financial, Inc.
Strike Price $16.50
Expires 08/01/2014	122	(122)
Genworth Financial, Inc.
Strike Price $17.00
Expires 08/01/2014	28	(28)
Juniper Networks, Inc.
Strike Price $22.50
Expires 08/16/2014	23	(2,691)
Juniper Networks, Inc.
Strike Price $23.00
Expires 08/16/2014	23	(1,863)
Juniper Networks, Inc.
Strike Price $23.50
Expires 08/16/2014	34	(1,734)
Juniper Networks, Inc.
Strike Price $24.00
Expires 08/16/2014	23	(713)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
Level 3 Communications, Inc.
Strike Price $44.00
Expires 08/16/2014	50	$ (5,250)
Level 3 Communications, Inc.
Strike Price $45.00
Expires 08/16/2014	50	(2,500)
Level 3 Communications, Inc.
Strike Price $47.00
Expires 08/16/2014	14	(336)
Level 3 Communications, Inc.
Strike Price $48.00
Expires 08/16/2014	14	(70)
Mallinckrodt PLC
Strike Price $74.00
Expires 08/08/2014	8	(340)
Mallinckrodt PLC
Strike Price $74.00
Expires 08/16/2014	16	(1,400)
Mallinckrodt PLC
Strike Price $74.50
Expires 08/16/2014	20	(1,500)
Mallinckrodt PLC
Strike Price $75.00
Expires 08/16/2014	91	(3,185)
Mallinckrodt PLC (C)
Strike Price $79.00
Expires 08/08/2014	5	(200)
Mallinckrodt PLC
Strike Price $80.00
Expires 08/16/2014	45	(787)
Manitowoc Co., Inc.
Strike Price $27.00
Expires 08/16/2014	75	(3,750)
Manitowoc Co., Inc.
Strike Price $28.00
Expires 08/16/2014	17	(340)
Manitowoc Co., Inc.
Strike Price $32.00
Expires 08/16/2014	49	(245)
Manitowoc Co., Inc.
Strike Price $33.00
Expires 08/16/2014	59	(118)
Manitowoc Co., Inc.
Strike Price $34.00
Expires 08/16/2014	35	(105)
Manitowoc Co., Inc.
Strike Price $35.00
Expires 08/16/2014	26	(130)
Medtronic, Inc.
Strike Price $64.50
Expires 08/16/2014	85	(1,105)
Mylan, Inc.
Strike Price $52.50
Expires 08/16/2014	46	(1,656)
OpenTable, Inc. (C)
Strike Price $105.00
Expires 10/18/2014	165	(825)
Sirius XM Holdings, Inc.
Strike Price $4.00
Expires 01/17/2015	1,147	(9,176)
Talisman Energy, Inc.
Strike Price CAD 11.00
Expires 08/16/2014	2	(127)

	Contracts	Value
Call Options (continued)
Talisman Energy, Inc.
Strike Price $11.00
Expires 08/16/2014	40	$ (640)
Talisman Energy, Inc.
Strike Price $12.00
Expires 08/16/2014	19	(76)
Put Options - (0.1)%
Actavis PLC
Strike Price $190.00
Expires 09/20/2014	45	(11,790)
CONSOL Energy, Inc.
Strike Price $40.00
Expires 08/16/2014	32	(4,800)
CONSOL Energy, Inc.
Strike Price $41.00
Expires 08/16/2014	34	(7,990)
CONSOL Energy, Inc.
Strike Price $42.00
Expires 08/16/2014	8	(2,240)
Family Dollar Stores, Inc.
Strike Price $75.00
Expires 08/16/2014	32	(2,368)
Family Dollar Stores, Inc.
Strike Price $75.00
Expires 09/20/2014	41	(3,895)
Genworth Financial, Inc.
Strike Price $16.00
Expires 08/01/2014	25	(7,625)
Manitowoc Co., Inc.
Strike Price $25.00
Expires 09/20/2014	32	(2,400)
Manitowoc Co., Inc.
Strike Price $26.00
Expires 08/16/2014	38	(1,710)
Manitowoc Co., Inc.
Strike Price $26.00
Expires 09/20/2014	50	(5,000)
Manitowoc Co., Inc.
Strike Price $27.00
Expires 08/16/2014	47	(4,935)
Manitowoc Co., Inc.
Strike Price $27.00
Expires 09/20/2014	6	(918)
Manitowoc Co., Inc.
Strike Price $30.00
Expires 08/16/2014	20	(7,200)
Manitowoc Co., Inc.
Strike Price $31.00
Expires 08/16/2014	13	(6,500)
OpenTable, Inc. (C)
Strike Price $100.00
Expires 08/16/2014	9	(45)
OpenTable, Inc. (C)
Strike Price $100.00
Expires 10/18/2014	170	(850)
RF Micro Devices, Inc.
Strike Price $11.00
Expires 08/16/2014	902	(27,060)
Weatherford International PLC
Strike Price $24.00
Expires 08/22/2014	24	(4,260)

Total Written Options (premiums $251,690)		(160,255)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (H)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (I)

Reference Entity	Fixed/ Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BHP Billiton, Ltd.	USD-01M-LIBOR-BBA	01/31/2018	UBS	22,843	$(766)	$0	$(766)
Hyder Consulting PLC	GBP-01M-LIBOR-BBA	11/01/2017	UBS	11,293	0	0	0
Imperial Tobacco Group PLC	GBP-01M-LIBOR-BBA	11/01/2017	UBS	10,959	(280)	0	(280)
iShares STOXX Europe 600 Telecommunications UCITS ETF	EUR-01M-LIBOR-BBA	11/01/2017	UBS	97,327	0	0	0
ITV PLC	GBP-01M-LIBOR-BBA	11/01/2017	UBS	35,869	(10)	0	(10)
Mecom Group PLC	GBP-01M-LIBOR-BBA	11/01/2017	UBS	36,320	(104)	0	(104)

					$(1,160)	$0	$(1,160)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (I)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BHP Billiton PLC	USD-01M-LIBOR-BBA	11/01/2017	UBS	23,952	$512	$0	$512

FORWARD FOREIGN CURRENCY CONTRACTS: (H)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	GSC	3,180,000	09/16/2014	$2,970,664	$(25,299)
AUD	GSC	312,300	09/16/2014	291,320	(2,063)
AUD	GSC	11,800	09/16/2014	11,018	(89)
AUD	GSC	23,800	09/16/2014	22,245	(201)
AUD	GSC	70,300	09/16/2014	65,592	(479)
AUD	GSC	92,600	09/16/2014	86,495	(728)
AUD	GSC	(4,317,600)	09/16/2014	(4,027,043)	28,015
AUD	GSC	(18,000)	09/16/2014	(16,782)	110
AUD	GSC	(15,200)	09/16/2014	(14,232)	153
AUD	GSC	(11,600)	09/16/2014	(10,816)	71
AUD	GSC	(49,200)	09/16/2014	(45,942)	372
AUD	GSC	(64,000)	09/16/2014	(59,874)	596
AUD	GSC	(44,800)	09/16/2014	(41,938)	444
AUD	GSC	(24,400)	09/16/2014	(22,828)	228
AUD	GSC	(35,700)	09/16/2014	(33,337)	271
AUD	GSC	(9,000)	09/16/2014	(8,423)	87
AUD	GSC	(10,100)	09/16/2014	(9,448)	93
CAD	GSC	900,000	09/16/2014	826,583	(2,078)
CAD	GSC	60,000	09/16/2014	55,092	(125)
CAD	GSC	31,400	09/16/2014	29,508	(742)
CAD	GSC	33,300	09/16/2014	31,170	(663)
CAD	GSC	176,500	09/16/2014	164,155	(2,461)
CAD	GSC	228,100	09/16/2014	211,911	(2,945)
CAD	GSC	1,579,000	09/16/2014	1,456,424	(9,877)
CAD	GSC	84,300	09/16/2014	78,211	(982)
CAD	GSC	208,100	09/16/2014	193,319	(2,675)
CAD	GSC	29,200	09/16/2014	27,277	(527)
CAD	GSC	335,300	09/16/2014	312,120	(4,946)
CAD	GSC	323,900	09/16/2014	300,962	(4,232)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (H)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	GSC	205,200	09/16/2014	$189,474	$(1,487)
CAD	GSC	96,600	09/16/2014	89,308	(811)
CAD	GSC	22,700	09/16/2014	20,905	(109)
CAD	GSC	(4,762,200)	09/16/2014	(4,368,594)	5,866
CAD	GSC	(38,600)	09/16/2014	(35,502)	140
CAD	GSC	(53,900)	09/16/2014	(50,245)	867
CAD	GSC	(23,100)	09/16/2014	(21,482)	319
CAD	GSC	(21,400)	09/16/2014	(19,909)	304
CAD	GSC	20,600	09/16/2014	18,866	6
CHF	GSC	(350,000)	09/16/2014	(392,067)	6,795
CHF	GSC	(112,700)	09/16/2014	(126,218)	2,161
CHF	GSC	(17,700)	09/16/2014	(19,842)	358
CHF	GSC	(41,300)	09/16/2014	(46,126)	664
CHF	GSC	(44,500)	09/16/2014	(49,528)	544
CHF	GSC	(36,400)	09/16/2014	(40,573)	504
CHF	GSC	(25,000)	09/16/2014	(27,828)	308
CHF	GSC	(52,300)	09/16/2014	(57,886)	315
CHF	GSC	(10,200)	09/16/2014	(11,253)	25
EUR	GSC	6,000	09/16/2014	8,121	(85)
EUR	GSC	65,000	09/16/2014	88,336	(1,285)
EUR	GSC	27,000	09/16/2014	36,523	(363)
EUR	GSC	56,000	09/16/2014	75,443	(444)
EUR	GSC	35,000	09/16/2014	47,138	(264)
EUR	GSC	24,000	09/16/2014	32,328	(186)
EUR	GSC	(394,000)	09/16/2014	(533,608)	5,942
EUR	GSC	(17,000)	09/16/2014	(22,995)	228
EUR	GSC	(12,100)	09/16/2014	(16,464)	259
EUR	GSC	(26,200)	09/16/2014	(35,667)	578
EUR	GSC	(18,800)	09/16/2014	(25,654)	476
EUR	GSC	(18,100)	09/16/2014	(24,792)	551
EUR	GSC	(51,700)	09/16/2014	(70,618)	1,378
EUR	GSC	(9,000)	09/16/2014	(12,250)	197
EUR	GSC	(53,300)	09/16/2014	(72,537)	1,155
EUR	GSC	(98,500)	09/16/2014	(134,110)	2,193
EUR	GSC	(37,200)	09/16/2014	(50,666)	846
EUR	GSC	(27,600)	09/16/2014	(37,552)	588
EUR	GSC	(60,100)	09/16/2014	(81,822)	1,332
EUR	GSC	(13,900)	09/16/2014	(18,792)	177
EUR	GSC	(14,400)	09/16/2014	(19,394)	109
EUR	GSC	(13,500)	09/16/2014	(18,126)	46
EUR	GSC	(40,500)	09/16/2014	(54,438)	198
EUR	GSC	145,600	09/16/2014	194,994	2
GBP	GSC	985,700	09/16/2014	1,652,712	10,794
GBP	GSC	107,000	09/16/2014	179,597	980
GBP	GSC	39,700	09/16/2014	66,774	225
GBP	GSC	55,000	09/16/2014	93,208	(388)
GBP	GSC	18,100	09/16/2014	31,042	(496)
GBP	GSC	1,021,700	09/16/2014	1,747,845	(23,584)
GBP	GSC	872,900	09/16/2014	1,494,435	(21,294)
GBP	GSC	23,800	09/16/2014	40,530	(364)
GBP	GSC	49,800	09/16/2014	84,647	(602)
GBP	GSC	64,100	09/16/2014	108,734	(556)
GBP	GSC	(120,000)	09/16/2014	(203,358)	841
GBP	GSC	(262,700)	09/16/2014	(445,302)	1,959
GBP	GSC	(32,900)	09/16/2014	(55,706)	183
GBP	GSC	(124,000)	09/16/2014	(210,766)	1,499
GBP	GSC	(44,200)	09/16/2014	(75,185)	592
GBP	GSC	(362,200)	09/16/2014	(614,403)	3,140
GBP	GSC	(502,600)	09/16/2014	(852,465)	4,258
GBP	GSC	(187,300)	09/16/2014	(318,635)	2,540
GBP	GSC	(105,600)	09/16/2014	(179,594)	1,379
GBP	GSC	(108,100)	09/16/2014	(184,778)	2,344

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (H)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	GSC	(139,900)	09/16/2014	$(239,850)	$3,750
GBP	GSC	(166,000)	09/16/2014	(284,264)	4,116
GBP	GSC	(50,100)	09/16/2014	(85,777)	1,226
GBP	GSC	(20,690)	09/16/2014	(35,401)	484
GBP	GSC	(38,800)	09/16/2014	(66,372)	891
GBP	GSC	(16,800)	09/16/2014	(28,769)	416
GBP	GSC	(191,900)	09/16/2014	(327,489)	3,631
GBP	GSC	(113,700)	09/16/2014	(194,477)	2,593
GBP	GSC	(201,000)	09/16/2014	(343,105)	3,889
GBP	GSC	(78,000)	09/16/2014	(133,142)	1,506
GBP	GSC	(53,900)	09/16/2014	(91,759)	796
GBP	GSC	(555,300)	09/16/2014	(943,119)	5,973
GBP	GSC	(24,600)	09/16/2014	(41,670)	154
GBP	GSC	(30,900)	09/16/2014	(52,209)	61
HKD	GSC	34,500	09/16/2014	4,452	0
HKD	GSC	(3,296,000)	09/16/2014	(425,244)	(73)
HKD	GSC	(58,400)	09/16/2014	(7,535)	(1)
NOK	GSC	1,426,000	09/16/2014	232,679	(6,224)
NOK	GSC	(1,426,000)	09/16/2014	(237,218)	10,764
SEK	GSC	(1,785,000)	09/16/2014	(266,919)	8,210
SEK	GSC	(43,800)	09/16/2014	(6,532)	184
SEK	GSC	(47,300)	09/16/2014	(7,012)	156
SEK	GSC	(24,400)	09/16/2014	(3,635)	99
SEK	GSC	(241,400)	09/16/2014	(35,503)	516
SEK	GSC	(238,000)	09/16/2014	(34,997)	503
SGD	GSC	1,000	09/16/2014	800	1
SGD	GSC	1,000	09/16/2014	805	(3)
SGD	GSC	(54,000)	09/16/2014	(43,188)	(98)
SGD	GSC	(11,000)	09/16/2014	(8,797)	(21)
SGD	GSC	(4,800)	09/16/2014	(3,868)	20

					$26,694

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$14,477,566	$—	$14,477,566
Common Stocks
Aerospace & Defense	1,399,811	—	—	1,399,811
Automobiles	468,069	—	—	468,069
Banks	1,305,499	—	—	1,305,499
Biotechnology	72,034	—	11,248	83,282
Building Products	261,752	—	—	261,752
Capital Markets	59,493	34,368	—	93,861
Chemicals	1,663,029	—	—	1,663,029
Commercial Services & Supplies	488,290	—	—	488,290
Communications Equipment	615,147	—	—	615,147
Construction & Engineering	10,592,960	3,056,432	—	13,649,392
Containers & Packaging	—	53,509	—	53,509
Diversified Consumer Services	329,598	—	—	329,598
Diversified Telecommunication Services	6,022,573	179,524	—	6,202,097
Electric Utilities	13,808,048	—	—	13,808,048
Electronic Equipment & Instruments	1,134,376	—	—	1,134,376
Energy Equipment & Services	503,342	—	—	503,342
Food & Staples Retailing	5,979,733	—	—	5,979,733
Food Products	6,882,484	—	—	6,882,484
Gas Utilities	—	455,721	—	455,721
Health Care Equipment & Supplies	5,183,243	—	—	5,183,243
Health Care Providers & Services	7,672,367	269,802	—	7,942,169
Hotels, Restaurants & Leisure	—	142,564	—	142,564
Insurance	7,677,599	1,209,685	—	8,887,284
Internet & Catalog Retail	385,368	22,650	—	408,018
Internet Software & Services	128,975	—	—	128,975
IT Services	—	226,795	—	226,795
Life Sciences Tools & Services	2,558,252	—	—	2,558,252
Machinery	1,545,447	40,136	—	1,585,583
Media	11,635,677	—	—	11,635,677
Metals & Mining	42,611	—	—	42,611
Multi-Utilities	2,308,630	—	—	2,308,630
Multiline Retail	1,853,202	—	—	1,853,202
Oil, Gas & Consumable Fuels	1,809,200	112,575	—	1,921,775
Pharmaceuticals	15,009,221	—	9,356	15,018,577
Real Estate Investment Trusts	5,032,452	449,827	—	5,482,279
Semiconductors & Semiconductor Equipment	12,201,043	—	—	12,201,043
Software	5,632,835	353,621	—	5,986,456
Specialty Retail	1,183,418	—	—	1,183,418
Thrifts & Mortgage Finance	669,523	—	—	669,523
Wireless Telecommunication Services	519,441	—	—	519,441
Right	22,288	—	—	22,288
Purchased Options	434,103	—	—	434,103
Repurchase Agreement	—	5,410,349	—	5,410,349

Total Investment Securities	$135,091,133	$26,495,124	$20,604	$161,606,861

Derivative Financial Instruments
Total Return Swap Agreements	$—	$512	$—	$512
Forward Foreign Currency Contracts (K)	—	146,544	—	146,544

Total Derivative Financial Instruments	$—	$147,056	$—	$147,056

Other Assets (L) (M)
Other Assets	$—	$—	$1,237	$1,237

Total Other Assets	$—	$—	$1,237	$1,237

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY (continued): (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Securities Sold Short
Common Stocks	$(51,006,494)	$(4,689,294)	$—	$(55,695,788)
Investment Companies	(6,426,397)	—	—	(6,426,397)

Total Securities Sold Short	$(57,432,891)	$(4,689,294)	$—	$(62,122,185)

Derivative Financial Instruments
Written Options	$(158,290)	$(1,965)	$—	$(160,255)
Total Return Swap Agreements	—	(1,160)	—	(1,160)
Forward Foreign Currency Contracts (K)	—	(119,850)	—	(119,850)

Total Derivative Financial Instruments	$(158,290)	$(122,975)	$—	$(281,265)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (N)
Common Stocks	$10,467	$—	$—	$—	$—	$10,137	$—	$—	$20,604	$10,137
Other Assets (M)	1,258	—	—	—	—	(21)	—	—	1,237	(21)

Total	$11,725	$—	$—	$—	$—	$10,116	$—	$—	$21,841	$10,116

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1%.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $20,604, or 0.01% of the fund’s net assets, and total aggregate fair value of derivatives is $(1,965), or less than 0.01% of the fund’s net assets.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $322,278, or 0.19% of the fund’s net assets.
(E)	All or a portion of this security has been segregated as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $44,334,500.
(F)	Rate shown reflects the yield at July 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $160,898,912. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,218,238 and $2,510,289, respectively. Net unrealized appreciation for tax purposes is $707,949.
(H)	Cash in the amount of $702,146 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(I)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(M)	Other assets include pending receivable.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $2,216,588, or 1.33% of the fund’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
STOXX	An index provider owned by Deutsche Börse Group and SIX Group
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 49.5%
Transamerica Core Bond (A)	17,402,181	$ 176,284,097
Transamerica Emerging Markets Debt (A)	1,411,305	15,665,487
Transamerica Flexible Income (A)	2,330,849	22,119,760
Transamerica High Yield Bond (A)	2,561,887	25,055,253
Transamerica Short-Term Bond (A)	8,075,833	82,535,010
Transamerica Total Return (A)	17,072,913	180,460,695
Global/International Equity - 8.2%
Transamerica Developing Markets Equity (A)	1,854,342	23,253,455
Transamerica Emerging Markets Equity (A)	668,784	7,089,109
Transamerica International Equity (A)	720,332	13,513,420
Transamerica International Equity Opportunities (A)	2,236,377	19,501,209
Transamerica International Small Cap (A)	1,407,154	14,958,051
Transamerica International Small Cap Value (A)	370,671	4,659,332
Inflation-Protected Securities - 5.0%
Transamerica Inflation Opportunities (A)	5,019,903	50,851,621
Tactical and Specialty - 11.7%
Transamerica Arbitrage Strategy (A)	1,598,847	16,196,319
Transamerica Bond (A)	5,479,777	59,400,780
Transamerica Commodity Strategy (A) (B)	936,260	8,014,386
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	7,891	81,188
Transamerica Global Macro (A) (B)	1,304,655	6,966,859
Transamerica Global Real Estate Securities (A)	1,551	22,029
Transamerica Long/Short Strategy (A) (B)	961,781	9,079,213
Transamerica Managed Futures Strategy (A)	1,892,292	18,582,308
U.S. Equity - 25.7%
Transamerica Capital Growth (A)	1,498,553	23,991,835
Transamerica Concentrated Growth (A)	1,118,110	17,386,605
Transamerica Dividend Focused (A)	4,336,934	55,642,861
Transamerica Growth (A)	2,408,463	36,801,317
Transamerica Growth Opportunities (A)	1,525,976	17,502,949
Transamerica Large Cap Value (A)	4,287,467	55,865,700
Transamerica Mid Cap Value (A)	602,618	10,190,267
Transamerica Mid Cap Value Opportunities (A)	444,341	4,607,813
Transamerica Small Cap Core (A)	558,601	5,887,654
Transamerica Small Cap Growth (A)	558,910	6,846,645
Transamerica Small Cap Value (A)	69,495	883,982
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	1,529	6,259
Transamerica US Growth (A)	1,386,660	25,556,142

Total Investment Companies (cost $922,049,401)		1,015,459,610

Total Investment Securities (cost $922,049,401) (G)		1,015,459,610
Other Assets and Liabilities - Net - (0.1)%		(764,336)

Net Assets - 100.0%		$ 1,014,695,274

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$502,120,302	$—	$—	$502,120,302
Global/International Equity	82,974,576	—	—	82,974,576
Inflation-Protected Securities	50,851,621	—	—	50,851,621
Tactical and Specialty	118,261,894	—	81,188	118,343,082
U.S. Equity	261,163,770	—	6,259	261,170,029

Total Investment Securities	$1,015,372,163	$—	$87,447	$1,015,459,610

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (I)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (J)
Investment Companies	$ 9,211	$ 81,188	$ —	$ —	$ —	$ (2,952)	$ —	$ —	$ 87,447	$ (2,952)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $87,447, or 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $87,447, or 0.01% of the fund’s net assets.
(F)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$ 81,188	$ 81,188	0.01%
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	6,259	0.00	(L)

			$ 96,479	$ 87,447	0.01%

(G)	Aggregate cost for federal income tax purposes is $922,049,401. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $99,787,566 and $6,377,357, respectively. Net unrealized appreciation for tax purposes is $93,410,209.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Level 3 securities were not considered significant to the fund.
(L)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,292	$ 60,292
Global/International Equity - 22.5%
Transamerica Developing Markets Equity (B)	6,638,620	83,248,300
Transamerica Emerging Markets Equity (B)	2,209,895	23,424,882
Transamerica International Equity (B)	3,840,275	72,043,567
Transamerica International Equity Opportunities (B)	10,950,464	95,488,044
Transamerica International Small Cap (B)	5,565,507	59,161,336
Transamerica International Small Cap Value (B)	1,474,087	18,529,272
Tactical and Specialty - 10.0%
Transamerica Arbitrage Strategy (B)	3,230,106	32,720,971
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	5,149	52,975
Transamerica Global Macro (B) (C)	2,864,435	15,296,083
Transamerica Global Real Estate Securities (B)	424,918	6,033,843
Transamerica Managed Futures Strategy (B)	10,457,210	102,689,801
U.S. Equity - 67.6%
Transamerica Capital Growth (B)	5,689,775	91,093,304
Transamerica Concentrated Growth (B)	4,290,188	66,712,428
Transamerica Dividend Focused (B)	16,544,558	212,266,681
Transamerica Growth (B)	9,190,825	140,435,808
Transamerica Growth Opportunities (B)	4,813,693	55,213,053
Transamerica Large Cap Value (B)	16,300,593	212,396,729
Transamerica Mid Cap Value (B)	4,593,507	77,676,197
Transamerica Mid Cap Value Opportunities (B)	2,992,719	31,034,499
Transamerica Small Cap Core (B)	452,871	4,773,258
Transamerica Small Cap Growth (B)	2,664,176	32,636,153
Transamerica Small Cap Value (B)	2,799,269	35,606,700
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,111	20,920
Transamerica US Growth (B)	5,261,927	96,977,316

Total Investment Companies (cost $1,261,372,425)		1,565,592,412

Total Investment Securities (cost $1,261,372,425) (H)		1,565,592,412
Other Assets and Liabilities - Net - (0.1)%		(1,579,208)

Net Assets - 100.0%		$ 1,564,013,204

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$60,292	$—	$—	$60,292
Global/International Equity	351,895,401	—	—	351,895,401
Tactical and Specialty	156,740,698	—	52,975	156,793,673
U.S. Equity	1,056,822,126	—	20,920	1,056,843,046

Total Investment Securities	$1,565,518,517	$—	$73,895	$1,565,592,412

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (J)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (K)
Investment Companies	$ 30,787	$ 52,975	$ —	$ —	$ —	$ (9,867)	$ —	$ —	$ 73,895	$ (9,867)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $73,895, or less than 0.01% of the fund’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $73,895, or less than 0.01% of the fund’s net assets.
(G)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$ 52,975	$ 52,975	0.00	%(M)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	20,920	0.00	(M)

			$ 104,086	$ 73,895	0.00	%(M)

(H)	Aggregate cost for federal income tax purposes is $1,261,372,425. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $307,512,163 and $3,292,176, respectively. Net unrealized appreciation for tax purposes is $304,219,987.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Purchases include all purchases of securities and securities received in corporate actions.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Level 3 securities were not considered significant to the fund.
(M)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 21.8%
Transamerica Core Bond (A)	15,300,958	$ 154,998,702
Transamerica Emerging Markets Debt (A)	1,553,558	17,244,494
Transamerica Flexible Income (A)	1,613,949	15,316,376
Transamerica High Yield Bond (A)	4,428,933	43,314,963
Transamerica Short-Term Bond (A)	6,812	69,620
Transamerica Total Return (A)	41,050,351	433,902,215
Global/International Equity - 16.0%
Transamerica Developing Markets Equity (A)	8,858,722	111,088,376
Transamerica Emerging Markets Equity (A)	3,311,422	35,101,071
Transamerica International Equity (A)	4,496,857	84,361,042
Transamerica International Equity Opportunities (A)	15,144,861	132,063,192
Transamerica International Small Cap (A)	8,483,736	90,182,111
Transamerica International Small Cap Value (A)	2,789,457	35,063,480
Inflation-Protected Securities - 2.0%
Transamerica Inflation Opportunities (A)	5,972,270	60,499,098
Tactical and Specialty - 8.5%
Transamerica Arbitrage Strategy (A)	5,240,220	53,083,428
Transamerica Bond (A)	4,398,755	47,682,502
Transamerica Commodity Strategy (A) (B)	3,377,666	28,912,819
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	34,418	354,111
Transamerica Global Real Estate Securities (A)	1,146,710	16,283,281
Transamerica Managed Futures Strategy (A)	11,592,431	113,837,674
U.S. Equity - 51.8%
Transamerica Capital Growth (A)	8,600,363	137,691,814
Transamerica Concentrated Growth (A)	6,426,361	99,929,913
Transamerica Dividend Focused (A)	24,804,113	318,236,770
Transamerica Growth (A)	13,816,260	211,112,458
Transamerica Growth Opportunities (A)	8,930,253	102,430,000
Transamerica Large Cap Value (A)	24,551,390	319,904,609
Transamerica Mid Cap Value (A)	6,933,947	117,253,037
Transamerica Mid Cap Value Opportunities (A)	4,764,179	49,404,538
Transamerica Small Cap Core (A)	1,916,969	20,204,857
Transamerica Small Cap Growth (A)	1,998,692	24,483,973
Transamerica Small Cap Value (A)	2,281,871	29,025,398
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	4,660	19,073
Transamerica US Growth (A)	7,955,389	146,617,813

Total Investment Companies (cost $2,607,250,903)		3,049,672,808

Total Investment Securities (cost $2,607,250,903) (G)		3,049,672,808
Other Assets and Liabilities - Net - (0.1)%		(3,459,523)

Net Assets - 100.0%		$ 3,046,213,285

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$664,846,370	$—	$—	$664,846,370
Global/International Equity	487,859,272	—	—	487,859,272
Inflation-Protected Securities	60,499,098	—	—	60,499,098
Tactical and Specialty	259,799,704	—	354,111	260,153,815
U.S. Equity	1,576,295,180	—	19,073	1,576,314,253

Total Investment Securities	$3,049,299,624	$—	$373,184	$3,049,672,808

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (I)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (J)
Investment Companies	$ 28,070	$ 354,111	$ —	$ —	$ —	$ (8,997)	$ —	$ —	$ 373,184	$ (8,997)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $373,184, or 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $373,184, or 0.01% of the fund’s net assets.
(F)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$ 354,111	$ 354,111	0.01%
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	19,073	0.00	(L)

			$ 400,711	$ 373,184	0.01%

(G)	Aggregate cost for federal income tax purposes is $2,607,250,903. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $451,359,742 and $8,937,837, respectively. Net unrealized appreciation for tax purposes is $442,421,905.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Level 3 securities were not considered significant to the fund.
(L)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 39.1%
Transamerica Core Bond (A)	17,433,259	$ 176,598,911
Transamerica Emerging Markets Debt (A)	2,748,831	30,512,020
Transamerica Flexible Income (A)	6,921,387	65,683,965
Transamerica High Yield Bond (A)	3,741,146	36,588,408
Transamerica Short-Term Bond (A)	13,366,788	136,608,572
Transamerica Total Return (A)	38,215,443	403,937,233
Global/International Equity - 10.9%
Transamerica Developing Markets Equity (A)	3,542,162	44,418,713
Transamerica Emerging Markets Equity (A)	1,255,405	13,307,294
Transamerica International Equity (A)	2,656,965	49,844,661
Transamerica International Equity Opportunities (A)	8,389,411	73,155,668
Transamerica International Small Cap (A)	4,009,603	42,622,075
Transamerica International Small Cap Value (A)	1,182,841	14,868,315
Inflation-Protected Securities - 3.1%
Transamerica Inflation Opportunities (A)	6,598,901	66,846,871
Tactical and Specialty - 12.0%
Transamerica Arbitrage Strategy (A)	3,437,640	34,823,294
Transamerica Bond (A)	8,632,468	93,575,950
Transamerica Commodity Strategy (A) (B)	2,478,324	21,214,449
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	21,365	219,813
Transamerica Global Macro (A) (B)	2,205,125	11,775,369
Transamerica Global Real Estate Securities (A)	1,638	23,256
Transamerica Long/Short Strategy (A) (B)	1,691,227	15,965,186
Transamerica Managed Futures Strategy (A)	8,397,978	82,468,141
U.S. Equity - 35.0%
Transamerica Capital Growth (A)	4,129,283	66,109,815
Transamerica Concentrated Growth (A)	3,084,442	47,963,072
Transamerica Dividend Focused (A)	11,966,016	153,523,979
Transamerica Growth (A)	6,582,656	100,582,982
Transamerica Growth Opportunities (A)	4,575,149	52,476,956
Transamerica Large Cap Value (A)	11,736,752	152,929,873
Transamerica Mid Cap Value (A)	3,083,125	52,135,644
Transamerica Mid Cap Value Opportunities (A)	2,183,631	22,644,257
Transamerica Small Cap Core (A)	1,080,690	11,390,469
Transamerica Small Cap Growth (A)	1,226,709	15,027,188
Transamerica Small Cap Value (A)	1,244,461	15,829,538
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	2,887	11,816
Transamerica US Growth (A)	3,769,529	69,472,414

Total Investment Companies (cost $1,949,187,113)		2,175,156,167

Total Investment Securities (cost $1,949,187,113) (G)		2,175,156,167
Other Assets and Liabilities - Net - (0.1)%		(2,083,863)

Net Assets - 100.0%		$ 2,173,072,304

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$849,929,109	$—	$—	$849,929,109
Global/International Equity	238,216,726	—	—	238,216,726
Inflation-Protected Securities	66,846,871	—	—	66,846,871
Tactical and Specialty	259,845,645	—	219,813	260,065,458
U.S. Equity	760,086,187	—	11,816	760,098,003

Total Investment Securities	$2,174,924,538	$—	$231,629	$2,175,156,167

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (I)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (J)
Investment Companies	$ 17,389	$ 219,813	$ —	$ —	$ —	$ (5,573)	$ —	$ —	$ 231,629	$ (5,573)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $231,629, or 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $231,629, or 0.01% of the fund’s net assets.
(F)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$ 219,813	$ 219,813	0.01%
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	11,816	0.00	(L)

			$ 248,682	$ 231,629	0.01%

(G)	Aggregate cost for federal income tax purposes is $1,949,187,113. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $243,811,015 and $17,841,961, respectively. Net unrealized appreciation for tax purposes is $225,969,054.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Level 3 securities were not considered significant to the fund.
(L)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.9%
United States - 3.9%
U.S. Treasury Note
0.25%, 02/29/2016 (A)	$ 15,165,000	$ 15,144,861
0.88%, 01/31/2017 - 06/15/2017	15,065,000	15,057,618

Total U.S. Government Obligations (cost $30,191,471)		30,202,479

FOREIGN GOVERNMENT OBLIGATIONS - 4.8%
Brazil - 1.2%
Brazilian Government International Bond
8.50%, 01/05/2024 (A)	BRL 9,100,000	3,800,441
Series 2007-2N, Class 3A1
10.25%, 01/10/2028 (A)	12,000,000	5,395,041
Mexico - 2.1%
Mexican Bonos
6.50%, 06/10/2021	MXN 61,000,000	4,903,740
7.75%, 11/13/2042	43,500,000	3,653,401
8.50%, 11/18/2038	84,500,000	7,664,898
Supranational - 1.5%
European Bank for Reconstruction & Development, Series MTN
6.25%, 02/05/2016	BRL 10,470,000	4,385,517
International Finance Corp., Series MTN
7.80%, 06/03/2019	INR 433,760,000	7,471,515

Total Foreign Government Obligations (cost $38,852,847)		37,274,553

MORTGAGE-BACKED SECURITIES - 9.0%
United States - 9.0%
Alternative Loan Trust
Series 2003-20CB, Class 2A1
5.75%, 10/25/2033	$ 901,431	946,230
Series 2003-4CB, Class 1A1
5.75%, 04/25/2033	1,519,753	1,549,043
Series 2003-9T1, Class A7
5.50%, 07/25/2033	911,519	931,175
Series 2004-27CB, Class A1
6.00%, 12/25/2034	2,786,578	2,787,238
Series 2004-J3, Class 1A1
5.50%, 04/25/2034	726,772	768,682
Banc of America Alternative Loan Trust
Series 2003-10, Class 1A1
5.50%, 12/25/2033	920,444	947,086
Series 2003-10, Class 3A1
5.50%, 12/25/2033	1,468,888	1,507,026
Banc of America Commercial Mortgage Trust
Series 2007-2, Class A4
5.61%, 04/10/2049 (B)	500,000	545,571
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035	536,870	552,431
Series 2005-7, Class 3A1
5.75%, 11/25/2035	1,146,348	1,176,032
Series 2006-I, Class 1A1
2.35%, 12/20/2036 (B)	134,884	135,273
Banc of America Mortgage Trust
Series 2004-8, Class 1A19
5.50%, 10/25/2034	764,499	770,266
Series 2004-A, Class 2A2
2.68%, 02/25/2034 (B)	883,411	884,868

	Principal	Value
United States (continued)
Bear Stearns ARM Trust
Series 2004-10, Class 11A1
2.70%, 01/25/2035 (B)	$ 60,535	$ 59,996
Series 2004-3, Class 2A
2.45%, 07/25/2034 (B)	170,380	167,231
Series 2004-9, Class 12A3
2.88%, 11/25/2034 (B)	582,188	577,832
Chase Mortgage Finance Trust
Series 2007-A1, Class 3A1
2.58%, 02/25/2037 (B)	1,041,864	1,033,242
CHL Mortgage Pass-Through Trust
Series 2003-57, Class A11
5.50%, 01/25/2034	918,731	961,171
Series 2004-HYB4, Class 2A1
2.41%, 09/20/2034 (B)	436,529	432,034
Series 2005-11, Class 4A1
0.43%, 04/25/2035 (B)	713,939	595,155
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.58%, 05/25/2035 (B)	491,283	484,276
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class AM
5.25%, 08/15/2048	950,000	976,324
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100,000	3,433,445
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.70%, 06/15/2039 (B)	1,909,372	2,060,184
Series 2007-C4, Class A4
5.86%, 09/15/2039 (B)	999,893	1,096,281
Series 2008-C1, Class A3
5.97%, 02/15/2041 (B)	1,540,000	1,717,617
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4
5.25%, 05/25/2028	214,911	218,060
Extended Stay America Trust
Series 2013-ESH7, Class D7
5.05%, 12/05/2031 - 144A (B)	5,130,000	5,365,965
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	345,121	348,882
GMACM Mortgage Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	239,641	247,323
Series 2005-AR4, Class 3A1
2.96%, 07/19/2035 (B)	1,262,742	1,184,540
GS Mortgage Securities Trust
Series 2007-GG10, Class AM
5.80%, 08/10/2045 (B)	3,110,000	3,259,280
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.83%, 12/25/2034 (B)	1,047,334	947,159
Series 2004-14, Class 5A1
2.78%, 12/25/2034 (B)	1,303,639	1,308,785
Series 2005-AR6, Class 4A5
2.68%, 09/25/2035 (B)	2,689,807	2,686,779
HarborView Mortgage Loan Trust
Series 2004-3, Class 1A
2.59%, 05/19/2034 (B)	1,822,845	1,822,664
Hilton USA Trust
4.41%, 11/05/2030	1,375,000	1,412,771

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
United States (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.80%, 07/25/2045 (B)	$ 265,503	$ 249,818
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (B)	400,000	423,346
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A1
2.65%, 07/25/2035 (B)	601,177	601,774
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1
5.25%, 11/25/2033	690,628	715,952
Series 2004-5, Class 2A1
6.00%, 06/25/2034	762,167	804,255
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.59%, 04/12/2049 (B)	875,000	950,921
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,510,406	1,535,404
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.80%, 08/12/2045 - 144A (B)	2,900,000	3,160,034
Motel 6 Trust
Series 2012-MTL6, Class D
3.78%, 10/05/2025 - 144A	1,400,000	1,412,552
RALI Trust
Series 2003-QS17, Class CB5
5.50%, 09/25/2033	1,032,675	1,078,344
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 6A
2.63%, 09/25/2034 (B)	566,201	564,028
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	1,764,365	1,858,261
Series 2004-21XS, Class 1A5
5.00%, 12/25/2034 (C)	429,302	436,589
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR1, Class A
2.41%, 03/25/2034 (B)	511,241	513,299
Series 2004-AR14, Class A1
2.40%, 01/25/2035 (B)	1,496,211	1,508,473
Series 2004-CB2, Class 2A
5.50%, 07/25/2034	1,125,293	1,186,378
Series 2007-OA3, Class 2A1A
0.88%, 04/25/2047 (B)	468,185	400,648
Wells Fargo Mortgage Backed Securities Trust
Series 2003-M, Class A1
2.62%, 12/25/2033 (B)	962,672	970,419
Series 2003-N, Class 1A2
2.48%, 12/25/2033 (B)	536,632	537,313
Series 2004-A, Class A1
2.64%, 02/25/2034 (B)	1,146,697	1,167,606
Series 2005-12, Class 1A2
5.50%, 11/25/2035	685,205	706,066
Series 2005-AR10, Class 2A4
2.61%, 06/25/2035 (B)	691,272	698,442

	Principal	Value
United States (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2005-AR4, Class 2A2
2.61%, 04/25/2035 (B)	$ 1,630,567	$ 1,657,253

Total Mortgage-Backed Securities (cost $63,535,477)		69,035,092

ASSET-BACKED SECURITIES - 9.8%
United States - 9.8%
American Express Credit Account Master Trust
Series 2012-1, Class A
0.42%, 01/15/2020 (B)	2,985,000	2,988,809
American Express Credit Account Secured Note Trust
Series 2012-4, Class A
0.39%, 05/15/2020 (B)	5,075,000	5,070,204
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3
0.96%, 09/16/2019	3,865,000	3,853,896
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	875,000	875,812
Series 2012-A8, Class A8
0.54%, 10/16/2017 (A)	1,350,000	1,350,023
Series 2013-A8, Class A8
1.01%, 10/15/2018	2,940,000	2,942,834
Series 2013-A9, Class A
0.57%, 11/16/2020 (B)	9,850,000	9,871,197
Citibank Credit Card Issuance Trust
Series 2013-A10, Class A10
0.73%, 02/07/2018	7,875,000	7,883,851
Series 2013-A2, Class A2
0.44%, 05/26/2020 (B)	3,967,000	3,966,695
Series 2013-A3, Class A3
1.11%, 07/23/2018	7,507,075	7,548,634
Countrywide Asset-Backed Certificates
Series 2004-13, Class AF5B
5.10%, 05/25/2035 (C)	625,000	614,143
CVS Pass-Through Trust
6.94%, 01/10/2030	1,115,277	1,354,321
First Investors Auto Owner Trust
Series 2014-1A, Class D
3.28%, 04/15/2021 - 144A	615,000	616,023
Flagship Credit Auto Trust
Series 2013-2, Class C
4.42%, 12/16/2019 - 144A	1,335,000	1,383,071
Ford Credit Auto Owner Trust
Series 2011-B, Class A4
1.35%, 12/15/2016	1,539,322	1,545,786
Series 2013-B, Class A3
0.57%, 10/15/2017	2,145,000	2,147,192
Series 2013-D, Class A3
0.67%, 04/15/2018	2,975,000	2,971,864
Honda Auto Receivables Owner Trust
Series 2012-4, Class A3
0.52%, 08/18/2016	4,431,968	4,436,289
Series 2013-2, Class A3
0.53%, 02/16/2017	1,635,000	1,636,171
Nissan Auto Receivables Owner Trust
Series 2011-A, Class A4
1.94%, 09/15/2017	650,961	655,950
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 - 144A	2,010,000	2,016,110
Series 2014-2A, Class B
3.02%, 09/18/2024 - 144A	920,000	919,999

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
United States (continued)
SNAAC Auto Receivables Trust
Series 2014-1A, Class D
2.88%, 01/15/2020 - 144A	$ 465,000	$ 465,178
SoFi Professional Loan Program LLC
Series 2014-A, Class A2
3.02%, 10/25/2027 - 144A	230,000	232,259
Springleaf Funding Trust
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	3,750,000	3,851,325
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	2,330,000	2,324,935
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	800,000	798,382
World Omni Auto Receivables Trust
Series 2013-A, Class A3
0.64%, 04/16/2018	1,299,000	1,299,588

Total Asset-Backed Securities (cost $75,064,023)		75,620,541

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Hercules, Inc.
6.50%, 06/30/2029	1,260,000	1,140,300
NGC Corp. Capital Trust I
8.32%, 06/01/2027 (D)	200,000	0

Total Preferred Corporate Debt Securities (cost $1,081,965)		1,140,300

CORPORATE DEBT SECURITIES - 57.2%
Australia - 0.1%
Virgin Australia Trust
5.00%, 04/23/2025 - 144A	520,143	552,652
Austria - 0.0% (E)
OGX Austria GmbH
8.38%, 04/01/2022 - 144A (F)	6,100,000	244,000
8.50%, 06/01/2018 - 144A (F)	600,000	24,000
Belgium - 0.1%
Delhaize Group SA
5.70%, 10/01/2040 (A)	500,000	539,838
Brazil - 1.1%
BRF SA
3.95%, 05/22/2023 - 144A (A)	4,600,000	4,311,120
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 - 144A	4,460,000	4,209,125
Canada - 0.5%
Methanex Corp.
3.25%, 12/15/2019	1,050,000	1,070,376
5.25%, 03/01/2022	350,000	385,143
Talisman Energy, Inc.
3.75%, 02/01/2021 (A)	2,110,000	2,184,268
Cayman Islands - 0.9%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A (A)	962,500	1,018,806
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 - 144A	4,568,000	4,334,119
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2023 - 144A (A)	1,300,133	1,261,129
Colombia - 0.4%
Ecopetrol SA
5.88%, 09/18/2023 - 05/28/2045 (A)	2,854,000	3,137,346
France - 0.0% (E)
Societe Generale SA, Series MTN
5.20%, 04/15/2021 - 144A	200,000	224,486

	Principal		Value
Italy - 1.0%
Enel SpA
8.75%, 09/24/2073 -144 (A) (B)		$ 4,228,000	$ 4,989,040
Intesa Sanpaolo SpA
5.02%, 06/26/2024 -144A (A)		2,710,000	2,680,946
Luxembourg - 2.6%
Altice SA, Series MTN
7.75%, 05/15/2022 - 144A		580,000	593,050
ArcelorMittal
6.75%, 02/25/2022 (A)		175,000	189,438
7.50%, 10/15/2039		6,975,000	7,271,437
Telecom Italia Capital SA
6.00%, 09/30/2034 (A)		7,350,000	7,203,000
6.38%, 11/15/2033		4,815,000	4,839,075
Mexico - 1.0%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	59,500,000	4,424,716
Mexichem SAB de CV
4.88%, 09/19/2022 -144A (A)		$800,000	836,000
Petroleos Mexicanos
4.88%, 01/18/2024 (A)		1,980,000	2,098,800
Netherlands - 3.0%
Bharti Airtel International Netherlands BV
5.35%, 05/20/2024 - 144A		615,000	643,954
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/2023		3,550,000	3,713,733
Enel Finance International NV
6.00%, 10/07/2039 -144A (A)		8,745,000	9,972,265
6.80%, 09/15/2037 -144A (A)		100,000	123,670
ING Bank NV
5.80%, 09/25/2023 - 144A		4,200,000	4,686,495
Petrobras Global Finance BV
6.25%, 03/17/2024		3,700,000	3,905,683
Spain - 0.8%
Telefonica Emisiones SAU
7.05%, 06/20/2036 (A)		5,010,000	6,361,438
United Kingdom - 1.2%
British Airways Pass-Through Trust
4.63%, 06/20/2024 - 144A		2,101,589	2,238,193
5.63%, 12/20/2021 - 144A		2,258,075	2,416,140
HBOS PLC
6.00%, 11/01/2033 - 144A		200,000	223,642
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022		4,200,000	4,517,570
United States - 44.5%
Advance Auto Parts, Inc.
4.50%, 12/01/2023		2,100,000	2,204,320
Air Lease Corp.
4.75%, 03/01/2020 (A)		930,000	989,287
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029		3,050,000	2,943,250
6.50%, 01/15/2028 (A)		1,275,000	1,230,375
Alcoa, Inc.
5.90%, 02/01/2027 (A)		3,590,000	3,826,857
6.75%, 01/15/2028 (A)		570,000	633,263
Allegheny Technologies, Inc.
5.95%, 01/15/2021		2,535,000	2,797,263
American Airlines Pass-Through Trust
5.60%, 01/15/2022		3,959,571	4,157,549
American International Group, Inc.
6.25%, 03/15/2087		343,000	383,575
8.18%, 05/15/2068 (B)		365,000	504,156
American Tower Corp.
3.40%, 02/15/2019		2,195,000	2,275,098
4.70%, 03/15/2022		3,330,000	3,554,475

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Arrow Electronics, Inc.
3.00%, 03/01/2018	$ 1,640,000	$ 1,686,155
Aviation Capital Group Corp.
6.75%, 04/06/2021 - 144A	1,055,000	1,188,096
Avon Products, Inc.
5.00%, 03/15/2023 (A)	2,295,000	2,239,089
Bank of America Corp.
6.05%, 05/16/2016	100,000	108,242
6.11%, 01/29/2037	8,010,000	9,271,303
8.00%, 01/30/2018 (B) (G)	215,000	236,524
Bank of America Corp., Series MTN
6.05%, 06/01/2034	820,000	949,845
Barrick North America Finance LLC
4.40%, 05/30/2021	1,110,000	1,159,396
Beazer Homes USA, Inc.
7.25%, 02/01/2023	85,000	86,913
Berry Plastics Corp.
5.50%, 05/15/2022 (A)	1,470,000	1,433,250
Best Buy Co., Inc.
5.00%, 08/01/2018	3,125,000	3,191,406
BMC Software Finance, Inc.
8.13%, 07/15/2021 - 144A (A)	140,000	139,300
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A	2,765,000	2,789,055
Broadridge Financial Solutions, Inc.
3.95%, 09/01/2020	1,980,000	2,055,056
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034	2,284,161	2,547,891
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	335,000	323,275
CenturyLink, Inc.
7.20%, 12/01/2025	595,000	621,775
7.60%, 09/15/2039	3,675,000	3,675,000
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 - 144A	520,000	531,700
Cimarex Energy Co.
4.38%, 06/01/2024	800,000	817,000
CIT Group, Inc.
5.00%, 08/15/2022	310,000	320,075
5.00%, 08/01/2023 (A)	1,415,000	1,445,069
Citigroup, Inc.
6.00%, 10/31/2033	11,785,000	13,320,409
ConAgra Foods, Inc.
6.63%, 08/15/2039	3,060,000	3,764,464
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	798,925	834,877
6.25%, 10/11/2021	269,594	291,162
Continental Resources, Inc.
4.50%, 04/15/2023	1,100,000	1,171,855
Crown Castle International Corp.
4.88%, 04/15/2022	3,150,000	3,118,500
CVS Pass-Through Trust
4.16%, 08/10/2036 - 144A	3,605,000	3,659,075
4.70%, 01/10/2036 - 144A	5,417,921	5,750,065
DDR Corp.
7.88%, 09/01/2020	1,585,000	1,990,280
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	1,955,066	2,308,151
8.02%, 02/10/2024	1,560,626	1,822,968
Dillard’s, Inc.
7.13%, 08/01/2018	990,000	1,129,837
Dynegy Holdings LLC
7.63%, 10/15/2026 (D)	450,000	0
Energy Transfer Partners, LP
5.20%, 02/01/2022	1,095,000	1,205,379

	Principal	Value
United States (continued)
EnLink Midstream Partners, LP
4.40%, 04/01/2024	$ 2,260,000	$ 2,362,534
Ford Motor Co.
7.50%, 08/01/2026	115,000	143,822
Ford Motor Credit Co. LLC, Series MTN
1.01%, 01/17/2017 (B)	3,060,000	3,080,784
Forethought Financial Group, Inc.
8.63%, 04/15/2021 - 144A	1,430,000	1,625,314
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (G)	6,600,000	7,722,000
General Motors Co.
4.88%, 10/02/2023 (A)	10,860,000	11,335,125
Glencore Funding LLC
4.63%, 04/29/2024 - 144A	6,205,000	6,335,925
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 (A)	505,000	512,575
4.88%, 11/01/2020 (A)	1,390,000	1,410,850
Goldman Sachs Group, Inc.
6.45%, 05/01/2036	4,950,000	5,762,389
HCA, Inc.
5.00%, 03/15/2024	8,345,000	8,282,412
7.05%, 12/01/2027	180,000	181,800
7.50%, 12/15/2023 - 11/06/2033	3,700,000	3,893,862
7.69%, 06/15/2025	2,060,000	2,281,450
8.36%, 04/15/2024	190,000	221,350
HCA, Inc., Series MTN
7.58%, 09/15/2025	1,020,000	1,111,800
7.75%, 07/15/2036	125,000	130,000
HD Supply, Inc.
7.50%, 07/15/2020	70,000	74,725
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019	1,680,000	1,688,400
5.88%, 02/01/2022	840,000	856,275
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 - 144A	2,300,000	2,455,257
International Lease Finance Corp.
4.63%, 04/15/2021 (A)	5,000,000	4,987,500
8.25%, 12/15/2020 (A)	710,000	853,775
8.63%, 01/15/2022	1,650,000	2,039,812
iStar Financial, Inc.
4.00%, 11/01/2017	2,425,000	2,388,625
5.00%, 07/01/2019 (A)	2,040,000	2,009,400
Jabil Circuit, Inc.
4.70%, 09/15/2022 (A)	6,020,000	6,095,250
Jefferies Group LLC
5.13%, 01/20/2023	965,000	1,029,675
6.25%, 01/15/2036	3,210,000	3,476,976
6.45%, 06/08/2027	275,000	309,733
6.50%, 01/20/2043	1,945,000	2,191,994
6.88%, 04/15/2021	1,385,000	1,637,347
KB Home
7.50%, 09/15/2022	2,210,000	2,414,425
8.00%, 03/15/2020 (A)	1,280,000	1,449,600
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 - 144A (H)	2,365,000	2,370,912
7.38%, 10/01/2017	1,020,000	1,088,850
Lennar Corp.
4.75%, 11/15/2022	855,000	820,800
Level 3 Financing, Inc.
6.13%, 01/15/2021 - 144A	655,000	677,925
9.38%, 04/01/2019	100,000	107,000
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A (I) (J)	1,055,230	1,099,265
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027	1,065,000	1,279,443

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Masco Corp.
6.50%, 08/15/2032	$ 895,000	$ 946,462
7.13%, 03/15/2020	1,505,000	1,764,612
7.75%, 08/01/2029	415,000	488,132
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A	2,700,000	2,726,750
7.38%, 07/15/2039 - 144A	5,400,000	5,791,500
Morgan Stanley, Series MTN
4.10%, 05/22/2023 (A)	14,285,000	14,330,383
8.00%, 05/09/2017	AUD 2,470,000	2,539,635
Navient LLC, Series MTN
5.50%, 01/25/2023	$ 3,220,000	3,107,300
7.25%, 01/25/2022	3,350,000	3,668,250
New Albertsons, Inc.
7.45%, 08/01/2029 (A)	1,305,000	1,210,387
New Albertsons, Inc., Series MTN
6.63%, 06/01/2028	4,210,000	3,515,350
Newfield Exploration Co.
5.63%, 07/01/2024	3,610,000	3,898,800
NLV Financial Corp.
7.50%, 08/15/2033 - 144A	190,000	207,241
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	5,398,926	6,176,911
Owens Corning
7.00%, 12/01/2036	4,585,000	5,534,888
PulteGroup, Inc.
6.00%, 02/15/2035	995,000	942,762
6.38%, 05/15/2033	2,060,000	2,054,850
7.88%, 06/15/2032	3,500,000	3,937,500
QEP Resources, Inc.
5.38%, 10/01/2022	100,000	101,750
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)	1,510,000	1,517,550
7.63%, 08/03/2021	1,000,000	1,125,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	538,163
5.75%, 09/01/2020	1,315,000	1,367,600
5.88%, 03/01/2022	150,000	156,750
Reliance Holding USA, Inc.
5.40%, 02/14/2022 - 144A	500,000	541,514
Rialto Holdings LLC / Rialto Corp.
7.00%, 12/01/2018 - 144A	1,960,000	2,018,800
Rio Oil Finance Trust
6.25%, 07/06/2024 - 144A (A)	1,895,000	1,974,317
SandRidge Energy, Inc.
7.50%, 02/15/2023 (A)	415,000	432,638
8.13%, 10/15/2022 (A)	1,370,000	1,459,050
Southwestern Energy Co.
4.10%, 03/15/2022	1,570,000	1,655,394
Springleaf Finance Corp.
7.75%, 10/01/2021	4,305,000	4,821,600
8.25%, 10/01/2023 (A)	1,725,000	1,966,500
Sprint Capital Corp.
6.88%, 11/15/2028	8,980,000	8,755,500
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	1,710,000	1,742,415
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)	1,650,000	1,603,242
5.50%, 09/01/2041 (A)	1,600,000	1,773,325
5.88%, 11/15/2040	770,000	896,365
Toys “R” Us, Inc.
7.38%, 10/15/2018 (A)	550,000	427,625
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	905,000	922,014

	Principal	Value
United States (continued)
U.S. Airways Pass-Through Trust (continued)
4.63%, 12/03/2026	$ 1,672,841	$ 1,769,029
5.90%, 04/01/2026	1,701,226	1,901,121
8.00%, 04/01/2021	1,519,666	1,728,620
UAL Pass-Through Trust
6.64%, 01/02/2024	5,114,757	5,639,019
United Airlines Pass-Through Trust
3.75%, 03/03/2028 (H)	3,740,000	3,740,000
4.00%, 10/11/2027 (A)	3,190,000	3,233,862
Universal Health Services, Inc.
3.75%, 08/01/2019 - 144A (H)	795,000	791,025
4.75%, 08/01/2022 - 144A (H)	1,535,000	1,527,325
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 - 144A	3,900,000	4,026,750
6.75%, 08/15/2021 - 144A (A)	1,670,000	1,736,800
7.25%, 07/15/2022 - 144A (A)	1,395,000	1,478,700
Verizon Communications, Inc.
5.15%, 09/15/2023	3,205,000	3,546,897
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	6,182,899
6.95%, 10/01/2027	130,000	161,265
7.38%, 03/15/2032	1,530,000	2,067,292
Whiting Petroleum Corp.
5.75%, 03/15/2021	1,580,000	1,726,150

Total Corporate Debt Securities (cost $405,231,137)		439,799,133

CONVERTIBLE BONDS - 7.6%
United States - 7.6%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (A)	1,397,000	1,430,179
1.50%, 10/15/2020 (A)	198,000	208,024
Ciena Corp.
3.75%, 10/15/2018 - 144A	4,125,000	5,326,406
Emergent Biosolutions, Inc.
2.88%, 01/15/2021 - 144A (A)	625,000	644,531
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (A)	985,000	1,940,450
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	1,230,000	4,945,369
Hornbeck Offshore Services, Inc.
1.50%, 09/01/2019 (A)	980,000	1,138,637
Intel Corp.
3.25%, 08/01/2039	1,255,000	2,079,378
Lennar Corp.
2.75%, 12/15/2020 - 144A	2,120,000	3,532,450
3.25%, 11/15/2021 - 144A	885,000	1,437,019
Level 3 Communications, Inc.
7.00%, 03/15/2015 - 144A (I) (J)	2,110,000	3,477,544
Level 3 Financing, Inc.
8.63%, 07/15/2020	985,000	1,071,187
Liberty Interactive LLC
3.50%, 01/15/2031	88,755	49,980
Macquarie Infrastructure Co. LLC
2.88%, 07/15/2019	465,000	503,072
Micron Technology, Inc.
Series G
3.00%, 11/15/2043	1,782,000	2,188,519
Mylan, Inc.
3.75%, 09/15/2015 (A)	925,000	3,431,750
Novellus Systems, Inc.
2.63%, 05/15/2041	975,000	2,035,922
Old Republic International Corp.
3.75%, 03/15/2018 (A)	1,790,000	2,092,062

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Palo Alto Networks, Inc.
Zero Coupon, 07/01/2019 - 144A	$ 505,000	$ 512,575
Peabody Energy Corp.
4.75%, 12/15/2066 (A)	1,667,000	1,191,905
Priceline Group, Inc.
0.35%, 06/15/2020 (A)	3,515,000	4,218,000
1.00%, 03/15/2018	565,000	815,013
Ryland Group, Inc.
1.63%, 05/15/2018	2,585,000	3,123,003
Standard Pacific Corp.
1.25%, 08/01/2032	3,085,000	3,580,528
Trinity Industries, Inc.
3.88%, 06/01/2036	3,050,000	5,632,969
Xilinx, Inc.
2.63%, 06/15/2017	1,180,000	1,734,600

Total Convertible Bonds (cost $44,134,166)		58,341,072

LOAN ASSIGNMENT - 0.2%
United States - 0.2%
New Albertson’s, Inc., Term Loan —, 06/27/2021 (K)	1,156,000	1,158,011

Total Loan Assignment (cost $1,150,220)		1,158,011

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
United States - 0.2%
U.S. Treasury Bill
0.04%, 02/05/2015 (L) (M)	1,910,000	1,909,591

Total Short-Term U.S. Government Obligation (cost $1,909,591)		1,909,591

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
Crown Castle International Corp. - Series A, 4.50%	12,925	1,295,473
Dominion Resources, Inc. - Series A, 6.13%	12,326	682,860
Dominion Resources, Inc. - Series B, 6.00%	11,532	639,104
NextEra Energy, Inc., 5.89%	3,365	202,640
Stanley Black & Decker, Inc., 6.25% (A)	933	105,802
Wells Fargo & Co. - Series L, Class A, 7.50%	1,340	1,621,400

Total Convertible Preferred Stocks (cost $4,166,709)		4,547,279

PREFERRED STOCKS - 1.3%
United States - 1.3%
Ally Financial, Inc. - Series A, 8.50% (B)	93,825	2,545,472
Ally Financial, Inc. - Series G 144A, 7.00%	5,495	5,467,525
Countrywide Capital IV, 6.75%	88,375	2,244,725

Total Preferred Stocks (cost $7,751,122)		10,257,722

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
United Rentals, Inc. (A) (N)	3,951	$ 418,411

Total Common Stock (cost $146,558)		418,411

SECURITIES LENDING COLLATERAL - 13.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (M)	101,852,187	101,852,187

Total Securities Lending Collateral (cost $101,852,187)		101,852,187

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.01% (M), dated 07/31/2014, to be repurchased at $42,004,512 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.12%, due 11/07/2022, and with a value of $42,845,566.	$ 42,004,501	42,004,501

Total Repurchase Agreement (cost $42,004,501)		42,004,501

Total Investment Securities (cost $817,071,974) (O)		873,560,872
Other Assets and Liabilities - Net - (13.5)%		(104,145,130)

Net Assets - 100.0%		$769,415,742

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACT:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Long U.S. Treasury Bond	Short	(241)	09/19/2014	$118,176

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Asset-Backed Securities	8.7%		$75,620,541
Mortgage-Backed Securities	7.9		69,035,092
Diversified Financial Services	5.1		44,490,050
Diversified Telecommunication Services	5.0		43,622,845
Airlines	4.5		39,732,268
Foreign Government Obligations	4.3		37,274,553
Oil, Gas & Consumable Fuels	3.5		30,613,323
U.S. Government Obligations	3.5		30,202,479
Banks	3.4		29,762,806
Real Estate Investment Trusts	2.9		25,043,307
Household Durables	2.7		23,379,850
Capital Markets	2.6		22,632,407
Metals & Mining	2.5		22,213,579
Consumer Finance	2.5		21,576,647
Health Care Providers & Services	2.2		18,952,724
Electric Utilities	1.9		16,386,880
Food & Staples Retailing	1.8		15,832,726
Automobiles	1.5		13,419,397
Pharmaceuticals	1.2		10,674,000
Communications Equipment	1.1		9,500,031
Trading Companies & Distributors	1.1		9,288,785
Building Products	1.0		8,734,094
Aerospace & Defense	1.0		8,518,250
Electronic Equipment & Instruments	0.9		8,293,980
Food Products	0.9		8,075,584
Semiconductors & Semiconductor Equipment	0.9		8,038,419
Biotechnology	0.8		7,228,103
Chemicals	0.7		6,220,874
Energy Equipment & Services	0.7		5,962,371
Specialty Retail	0.7		5,823,351
Machinery	0.7		5,738,771
Media	0.6		5,239,237
Internet & Catalog Retail	0.6		5,033,013
Insurance	0.5		4,812,348
Wireless Telecommunication Services	0.5		4,424,716
Construction & Engineering	0.5		4,334,119
Professional Services	0.5		4,209,125
Independent Power and Renewable Electricity Producers	0.3		2,547,891
Multiline Retail	0.3		2,409,280
Personal Products	0.2		2,239,089
IT Services	0.2		2,055,056
Real Estate Management & Development	0.2		2,018,800
Hotels, Restaurants & Leisure	0.2		1,923,425
Containers & Packaging	0.2		1,433,250
Multi-Utilities	0.1		1,321,964
Road & Rail	0.1		1,188,096
Commercial Services & Supplies	0.1		503,072
Software	0.0	(E)	139,300
Distributors	0.0	(E)	74,725

Investment Securities, at Value	83.3		727,794,593
Short-Term Investments	16.7		145,766,279

Total Investments	100.0%		$873,560,872

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$30,202,479	$—	$30,202,479
Foreign Government Obligations	—	37,274,553	—	37,274,553
Mortgage-Backed Securities	—	69,035,092	—	69,035,092
Asset-Backed Securities	—	75,620,541	—	75,620,541
Preferred Corporate Debt Securities
United States	—	1,140,300	0	1,140,300
Corporate Debt Securities
Australia	—	552,652	—	552,652
Austria	—	268,000	—	268,000
Belgium	—	539,838	—	539,838
Brazil	—	8,520,245	—	8,520,245
Canada	—	3,639,787	—	3,639,787
Cayman Islands	—	6,614,054	—	6,614,054
Colombia	—	3,137,346	—	3,137,346
France	—	224,486	—	224,486
Italy	—	7,669,986	—	7,669,986
Luxembourg	—	20,096,000	—	20,096,000
Mexico	—	7,359,516	—	7,359,516
Netherlands	—	23,045,800	—	23,045,800
Spain	—	6,361,438	—	6,361,438
United Kingdom	—	9,395,545	—	9,395,545
United States	—	342,374,440	0	342,374,440
Convertible Bonds	—	58,341,072	—	58,341,072
Loan Assignment	—	1,158,011	—	1,158,011
Short-Term U.S. Government Obligation	—	1,909,591	—	1,909,591
Convertible Preferred Stocks	4,547,279	—	—	4,547,279
Preferred Stocks	10,257,722	—	—	10,257,722
Common Stock	418,411	—	—	418,411
Securities Lending Collateral	101,852,187	—	—	101,852,187
Repurchase Agreement	—	42,004,501	—	42,004,501

Total Investment Securities	$117,075,599	$756,485,273	$0	$873,560,872

Derivative Financial Instruments
Futures Contract (Q)	$118,176	$—	$—	$118,176

Total Derivative Financial Instruments	$118,176	$—	$—	$118,176

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (R)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014
Preferred Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Corporate Debt Securities	0	—	—	—	—	—	—	—	0	—

Total	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $99,759,820. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	In default.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Illiquid. Total aggregate fair value of illiquid securities is $4,576,809, or 0.59% of the fund’s net assets.
(J)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,055,230	$1,099,265	0.14%
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,104,526	3,477,544	0.45

			$3,159,756	$4,576,809	0.59%

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	All or a portion of this security represents unsettled loan commitments at July 31, 2014 where the rate will be determined at time of settlement.
(L)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $564,868.
(M)	Rate shown reflects the yield at July 31, 2014.
(N)	Non-income producing security.
(O)	Aggregate cost for federal income tax purposes is $817,071,974. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $66,367,910 and $9,879,012, respectively. Net unrealized appreciation for tax purposes is $56,488,898.
(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(R)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $140,318,208, or 18.24% of the fund’s net assets.
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	1,099,962	$ 0

Total Preferred Stock (cost $4,993,827)		0

COMMON STOCKS - 94.6%
Automobiles - 3.3%
Tesla Motors, Inc. (A) (E)	155,852	34,801,752
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (A)	31,715	5,042,368
Gilead Sciences, Inc. (A)	182,284	16,688,100
Regeneron Pharmaceuticals, Inc. - Class A (A)	16,140	5,103,791
Capital Markets - 1.4%
BlackRock, Inc. - Class A	47,055	14,339,070
Chemicals - 1.8%
Monsanto Co.	169,599	19,179,951
Commercial Services & Supplies - 2.2%
Edenred	735,251	22,982,037
Communications Equipment - 2.1%
Motorola Solutions, Inc.	353,741	22,526,227
Diversified Financial Services - 2.5%
McGraw-Hill Financial, Inc.	193,380	15,512,943
MSCI, Inc. - Class A (A)	235,195	10,642,574
Electrical Equipment - 0.4%
SolarCity Corp. (A) (E)	64,817	4,636,360
Food Products - 3.6%
Keurig Green Mountain, Inc. (E)	86,434	10,309,847
Mead Johnson Nutrition Co. - Class A	301,688	27,586,351
Health Care Equipment & Supplies - 4.0%
Intuitive Surgical, Inc. (A)	92,221	42,195,719
Health Care Technology - 0.9%
athenahealth, Inc. (A) (E)	77,530	9,644,732
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	272,159	21,141,311
Insurance - 2.6%
Arch Capital Group, Ltd. (A)	170,675	9,122,579
Progressive Corp.	780,541	18,295,881
Internet & Catalog Retail - 13.1%
Amazon.com, Inc. (A)	250,901	78,529,504
JD.com, Inc. - ADR (A)	209,494	5,987,338
Netflix, Inc. (A)	28,355	11,986,226
Priceline Group, Inc. (A)	32,904	40,881,575
Internet Software & Services - 23.0%
Facebook, Inc. - Class A (A)	1,287,944	93,569,132
Google, Inc. - Class A (A)	59,754	34,630,431
Google, Inc. - Class C (A)	72,559	41,474,724
LinkedIn Corp. - Class A (A)	153,924	27,804,831
Twitter, Inc. (A) (E)	992,218	44,838,332
IT Services - 5.6%
Mastercard, Inc. - Class A	402,781	29,866,211
Visa, Inc. - Class A	139,975	29,536,125
Life Sciences Tools & Services - 4.6%
Illumina, Inc. (A) (E)	299,573	47,904,718
Media - 1.6%
Naspers, Ltd. - Class N	138,232	16,999,359

	Shares	Value
Oil, Gas & Consumable Fuels - 0.8%
Range Resources Corp.	112,199	$ 8,481,122
Pharmaceuticals - 2.6%
Valeant Pharmaceuticals International, Inc. (A)	233,160	27,370,652
Professional Services - 1.0%
Verisk Analytics, Inc. - Class A (A)	172,479	10,355,639
Semiconductors & Semiconductor Equipment - 0.8%
ARM Holdings PLC - ADR	198,428	8,484,781
Software - 6.1%
FireEye, Inc. (A) (E)	220,500	7,827,750
salesforce.com, Inc. (A)	567,064	30,763,222
Splunk, Inc. (A)	192,242	9,039,219
Workday, Inc. - Class A (A) (E)	200,764	16,832,054
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	330,589	31,594,391
Textiles, Apparel & Luxury Goods - 3.0%
Christian Dior SA	130,318	22,698,784
Michael Kors Holdings, Ltd. (A)	106,413	8,670,531

Total Common Stocks (cost $692,533,454)		995,878,244

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (F)
Call Options - 0.0% (G)
OTC - USD vs. CNY (C) Exercise Price CNY 6.50	CNY 308,158,136	142,369
Expires 01/07/2015
Counterparty: RBS
OTC - USD vs. CNY (C) Exercise Price CNY 6.62	185,364,979	247,462
Expires 06/19/2015
Counterparty: RBS

Total Purchased Foreign Exchange Options (cost $1,290,286)		389,831

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)	107,660,712	107,660,712

Total Securities Lending Collateral (cost $107,660,712)		107,660,712

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.01% (H), dated 07/31/2014, to be repurchased at $61,810,271 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.14%, due 11/07/2022, and with a value of $63,048,069.	$ 61,810,254	61,810,254

Total Repurchase Agreement (cost $61,810,254)		61,810,254

Total Investment Securities (cost $868,288,533) (I)		1,165,739,041
Other Assets and Liabilities - Net - (10.7)%		(112,497,737)

Net Assets - 100.0%		$ 1,053,241,304

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	933,198,064	62,680,180	—	995,878,244
Purchased Foreign Exchange Options	—	389,831	—	389,831
Securities Lending Collateral	107,660,712	—	—	107,660,712
Repurchase Agreement	—	61,810,254	—	61,810,254

Total Investment Securities	$1,040,858,776	$124,880,265	$0	$1,165,739,041

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (K)
Preferred Stock	$0	$—	$—	$—	$—	$0	$—	$—	$0	$0

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $389,831, or 0.04% of the fund’s net assets.
(D)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$ 4,993,827	$ 0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $105,369,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Cash in the amount of $510,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(G)	Percentage rounds to less than 0.1%.
(H)	Rate shown reflects the yield at July 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $868,288,533. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $316,464,821 and $19,014,313, respectively. Net unrealized appreciation for tax purposes is $297,450,508.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 72.0%
U.S. Treasury Bill
0.08%, 09/18/2014 (A) (B)	$ 40,000,000	$ 39,995,947
0.08%, 09/04/2014 (B)	15,000,000	14,998,838

Total Short-Term U.S. Government Obligations (cost $54,994,785)		54,994,785

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	2,703,000	2,703,000

Total Securities Lending Collateral (cost $2,703,000)		2,703,000

	Principal	Value
REPURCHASE AGREEMENT - 22.2%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $16,948,979 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.12% - 2.20%, due 10/17/2022 - 11/07/2022, and with a total value of $17,290,705.	$ 16,948,975	16,948,975

Total Repurchase Agreement (cost $16,948,975)		16,948,975

Total Investment Securities (cost $74,646,760) (C)		74,646,760
Other Assets and Liabilities - Net - 2.3%		1,755,814

Net Assets - 100.0%		$ 76,402,574

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (D)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (E)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones-UBS Commodity Custom Index (F)	0.16%	04/10/2015	UBS	57,018	$(1,983)	$0	$(1,983)
Dow Jones-UBS Commodity Custom Index (F)	0.16	04/10/2015	UBS	103,919	(3,614)	0	(3,614)
Dow Jones-UBS Commodity Custom Index (F)	0.16	04/13/2015	BOA	134,514	(4,677)	0	(4,677)
Dow Jones-UBS Commodity Custom Index (F)	0.16	04/14/2015	MBL	23,844	(829)	0	(829)

					$(11,103)	$0	$(11,103)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$54,994,785	$—	$54,994,785
Securities Lending Collateral	2,703,000	—	—	2,703,000
Repurchase Agreement	—	16,948,975	—	16,948,975

Total Investment Securities	$2,703,000	$71,943,760	$—	$74,646,760

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements	$—	$(11,103)	$—	$(11,103)

Total Derivative Financial Instruments	$—	$(11,103)	$—	$(11,103)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $2,649,921. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $74,646,760.
(D)	Cash in the amount of $8,325,575 has been segregated by the custodian as collateral for open swap contracts.
(E )	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F )	Illiquid. Total aggregate fair value of illiquid derivatives is $(11,103), or (0.01)% of the fund’s net assets.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

BOA	Bank of America
MBL	Macquarie Bank Limited
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Concentrated Growth

(Formerly, The Torray Resolute Fund)

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 7.5%
Precision Castparts Corp.	55,493	$ 12,696,798
United Technologies Corp.	136,730	14,377,160
Biotechnology - 5.1%
BioMarin Pharmaceutical, Inc. (A) (B)	150,285	9,290,619
Gilead Sciences, Inc. (A) (B)	98,635	9,030,034
Capital Markets - 2.9%
Franklin Resources, Inc.	192,760	10,437,954
Chemicals - 6.9%
FMC Corp. - Class A (A)	188,720	12,308,319
Praxair, Inc. (A)	99,787	12,786,706
Communications Equipment - 4.0%
QUALCOMM, Inc.	194,860	14,361,182
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A (A)	113,272	10,893,368
Energy Equipment & Services - 2.5%
Core Laboratories NV	60,997	8,931,791
Health Care Equipment & Supplies - 5.5%
Baxter International, Inc. (A)	144,173	10,768,281
Cooper Cos., Inc. (A)	57,160	9,195,901
Health Care Providers & Services - 3.7%
Express Scripts Holding Co. (A) (B)	189,865	13,224,097
Household Products - 3.4%
Colgate-Palmolive Co.	193,498	12,267,773
Industrial Conglomerates - 4.1%
Danaher Corp.	198,101	14,635,702
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (A) (B)	155,460	9,175,249
IT Services - 11.5%
Accenture PLC - Class A (A)	159,376	12,635,329
Fiserv, Inc. (A) (B)	235,327	14,512,616
Visa, Inc. - Class A (A)	68,735	14,503,773
Machinery - 3.0%
Cummins, Inc. (A)	76,591	10,676,019
Oil, Gas & Consumable Fuels - 7.8%
Enbridge, Inc. (A)	289,450	14,177,261
EOG Resources, Inc.	128,462	14,058,881
Pharmaceuticals - 4.5%
Roche Holding AG - ADR	451,695	16,407,821
Real Estate Investment Trusts - 3.6%
American Tower Corp. - Class A	138,487	13,071,788
Software - 4.5%
Adobe Systems, Inc. (B)	101,534	7,017,015
Oracle Corp.	225,743	9,117,760
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	149,170	14,256,177
Textiles, Apparel & Luxury Goods - 6.6%
NIKE, Inc. - Class B (A)	140,925	10,869,545
VF Corp.	208,830	12,795,014

Total Common Stocks (cost $348,813,132)		348,479,933

SECURITIES LENDING COLLATERAL - 11.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	41,573,870	41,573,870

Total Securities Lending Collateral (cost $41,573,870)		41,573,870

Principal	Value
REPURCHASE AGREEMENT - 22.8%

State Street Bank & Trust Co.
0.01% (C), dated 07/31/2014, to be repurchased at $82,396,104 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $84,046,530.

$ 82,396,081	$ 82,396,081

Total Repurchase Agreement (cost $82,396,081)	82,396,081

Total Investment Securities (cost $472,783,083) (D)	472,449,884
Other Assets and Liabilities - Net - (30.8)%	(111,170,097)

Net Assets - 100.0%	$ 361,279,787

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Concentrated Growth

(Formerly, The Torray Resolute Fund)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$348,479,933	$—	$—	$348,479,933
Securities Lending Collateral	41,573,870	—	—	41,573,870
Repurchase Agreement	—	82,396,081	—	82,396,081

Total Investment Securities	$390,053,803	$82,396,081	$—	$472,449,884

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $40,707,093. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $472,783,083. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $7,993,369 and $8,326,568, respectively. Net unrealized depreciation for tax purposes is $333,199.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.9%
U.S. Treasury Bond
4.38%, 02/15/2038	$ 600,000	$ 718,219
5.00%, 05/15/2037	1,240,000	1,613,550
5.25%, 02/15/2029	200,000	255,719
5.50%, 08/15/2028	300,000	391,359
6.13%, 11/15/2027 - 08/15/2029	506,000	696,134
6.38%, 08/15/2027 (A)	50,000	69,688
6.63%, 02/15/2027 (A)	150,000	211,875
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,769,825	3,502,746
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	2,174,820	2,338,440
U.S. Treasury Note
0.75%, 12/31/2017	700,000	688,188
U.S. Treasury STRIPS
Zero Coupon, 08/15/2017 - 05/15/2036	144,252,000	111,187,445
Zero Coupon, 11/15/2017 - 08/15/2034 (A)	13,950,000	9,883,800

Total U.S. Government Obligations (cost $125,622,606)		131,557,163

U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.8%
Fannie Mae
0.38%, 03/25/2045 - 02/25/2046 (B)	368,652	367,194
0.56%, 05/25/2042 (B)	451,934	454,755
0.71%, 08/25/2042 (B)	1,804,534	1,810,409
1.71%, 07/01/2037 (B)	186,201	194,189
1.80%, 09/01/2036 - 02/01/2037 (B)	274,046	290,271
1.91%, 02/01/2037 (B)	81,397	85,902
2.03%, 08/01/2019	2,233,000	2,223,593
2.15%, 11/01/2037 (B)	147,807	156,314
2.26%, 09/01/2036 - 11/01/2037 (B)	436,133	469,601
2.30%, 10/01/2036 (B)	154,823	168,310
2.33%, 04/01/2036 (B)	133,044	141,980
2.34%, 04/01/2037 (B)	67,639	72,685
2.35%, 06/01/2036 (B)	177,217	191,133
2.36%, 05/01/2036 (B)	234,715	252,419
2.37%, 07/01/2037 (B)	131,999	141,383
2.44%, 07/01/2037 (B)	128,233	136,648
2.45%, 12/01/2036 (B)	122,747	131,924
2.52%, 11/01/2036 (B)	320,461	346,397
2.56%, 12/01/2036 (B)	472,842	508,056
2.57%, 09/01/2036 (B)	58,128	62,137
2.75%, 09/01/2037 (B)	3,554	3,603
2.79%, 11/01/2036 (B)	72,927	77,908
2.88%, 03/01/2036 (B)	940,882	1,000,943
2.96%, 08/01/2037 (B)	181,966	193,910
3.00%, 03/01/2036 (B)	279,572	298,085
3.12%, 01/01/2022	2,000,000	2,061,530
3.32%, 05/01/2024	1,000,000	1,028,000
3.59%, 10/01/2021	2,000,000	2,118,113
3.89%, 07/01/2021	6,000,000	6,483,167
3.95%, 07/01/2021	7,000,000	7,588,537
4.00%, 04/01/2020	121,220	126,001
4.05%, 01/01/2021	6,065,000	6,573,754
4.25%, 04/01/2021	2,500,000	2,755,658
4.26%, 07/01/2021	2,500,000	2,754,552
4.34%, 06/01/2021	7,000,000	7,703,998
4.45%, 07/01/2026	1,443,833	1,588,003
4.48%, 06/01/2021	2,180,000	2,400,030
4.50%, 08/01/2021	3,000,000	3,323,905
4.55%, 06/25/2043	194,814	210,793
5.00%, 04/01/2022 - 08/01/2040	2,764,151	3,049,184
5.24%, 05/01/2017	5,836,166	6,275,809
5.50%, 01/01/2018 - 07/01/2037	4,867,412	5,386,994

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
5.79%, 09/01/2037 (B)	$ 89,761	$ 96,346
6.00%, 03/01/2019 - 11/01/2037	12,285,176	13,577,878
6.26%, 08/01/2036 (B)	42,432	45,445
6.50%, 06/01/2023 - 07/25/2042	4,993,075	5,561,672
7.00%, 12/25/2033 - 02/25/2044	2,228,575	2,555,152
7.50%, 10/01/2037 - 12/25/2045	1,868,061	2,162,570
8.00%, 10/01/2031	164,919	191,173
Fannie Mae, PO
11/15/2021 - 08/25/2032	2,119,956	1,886,962
Fannie Mae REMIC
0.36%, 10/27/2037 (B)	1,600,000	1,596,419
0.40%, 10/25/2046 (B)	363,820	360,387
0.41%, 06/27/2036 (B)	1,281,208	1,280,060
0.45%, 07/25/2036 (B)	306,880	307,021
0.51%, 08/25/2036 (B)	70,599	70,669
0.56%, 06/25/2037 (B)	108,724	108,942
0.71%, 08/25/2041 (B)	1,052,415	1,062,509
0.76%, 04/25/2040 (B)	1,372,268	1,378,230
2.39%, 12/25/2039 (B)	638,340	648,309
4.50%, 02/25/2039 - 10/25/2039	1,079,620	1,153,856
5.00%, 01/25/2018 - 09/25/2040	3,041,881	3,250,887
5.50%, 08/25/2025 - 10/25/2040	16,300,089	17,921,142
5.61%, 01/25/2032 (C)	181,264	186,617
5.75%, 08/25/2034	1,000,000	1,108,499
5.83%, 05/25/2051 (B)	743,107	806,222
5.97%, 06/25/2040 (B)	409,536	455,103
6.00%, 03/25/2029 - 12/25/2049	8,137,094	9,023,637
6.19%, 02/25/2040 (B)	493,536	535,175
6.25%, 09/25/2038	155,786	172,356
6.44%, 03/25/2040 (B)	515,405	576,628
6.50%, 04/18/2028 - 11/25/2041	2,046,943	2,269,372
6.61%, 12/25/2042 (B)	194,358	226,998
6.75%, 04/25/2037	259,140	286,061
7.00%, 03/25/2038 - 11/25/2041	5,759,378	6,652,453
7.50%, 05/17/2024	263,145	303,492
8.00%, 02/25/2023	1,252,697	1,417,590
8.29%, 11/25/2037 (B)	671,646	802,156
12.35%, 03/25/2040 (B)	755,950	876,365
15.89%, 01/25/2034 (B)	59,151	76,024
16.49%, 08/25/2035 - 10/25/2035 (B)	224,309	284,453
17.15%, 04/25/2040 (B)	398,462	527,745
17.45%, 09/25/2024 (B)	307,256	395,366
19.10%, 05/25/2034 (B)	280,771	380,447
19.70%, 05/25/2035 (B)	465,481	632,575
22.15%, 04/25/2037 (B)	242,139	336,087
24.00%, 11/25/2035 (B)	224,164	331,640
Fannie Mae REMIC, IO
0.64%, 10/25/2016 (B)	235,037	2,394
1.53%, 01/25/2038 (B)	205,906	17,133
2.00%, 04/25/2041 (B)	1,449,735	122,444
3.00%, 01/25/2021	1,827,434	120,696
4.00%, 10/25/2014	643,646	2,086
4.29%, 11/25/2040 (B)	3,101,179	299,102
4.85%, 07/25/2040 (B)	3,649,211	451,907
5.00%, 07/25/2039	234,615	40,502
5.50%, 10/25/2039	394,203	70,904
5.75%, 10/25/2039 (B)	249,713	32,713
5.85%, 02/25/2038 - 06/25/2039 (B)	2,789,976	379,278
6.03%, 12/25/2039 (B)	72,995	8,010
6.10%, 01/25/2040 (B)	930,601	134,385
6.20%, 12/25/2037 (B)	1,642,637	231,541
6.25%, 07/25/2037 - 05/25/2040 (B)	2,295,999	325,442

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
6.27%, 04/25/2040 (B)	$ 493,232	$ 61,679
6.30%, 10/25/2037 - 12/25/2037 (B)	812,641	114,455
6.47%, 07/25/2037 (B)	711,087	90,774
6.50%, 10/25/2026 - 03/25/2039 (B)	1,956,602	314,164
6.55%, 03/25/2036 (B)	2,612,846	470,017
6.84%, 03/25/2038 (B)	438,869	69,153
6.95%, 02/25/2040 (B)	451,494	71,139
Fannie Mae REMIC, PO
10/25/2023 - 12/25/2043	8,742,500	7,855,186
Financing Corp., PO
Series D-P
09/26/2019	500,000	448,258
Freddie Mac
1.69%, 10/25/2037 (B)	736,327	715,299
1.93%, 04/01/2037 (B)	45,234	47,677
1.95%, 05/01/2037 (B)	174,101	181,754
2.10%, 10/01/2036 (B)	212,199	224,986
2.21%, 12/01/2036 (B)	450,206	477,365
2.27%, 11/01/2036 - 06/01/2037 (B)	238,255	253,237
2.32%, 02/01/2037 (B)	57,399	61,091
2.35%, 12/01/2036 (B)	443,148	471,870
2.37%, 11/01/2036 (B)	476,238	509,931
2.39%, 05/01/2037 (B)	144,654	154,902
2.45%, 09/01/2037 (B)	69,640	74,615
2.48%, 10/01/2037 (B)	97,046	103,868
2.49%, 05/01/2038 (B)	108,676	116,875
2.54%, 04/01/2037 (B)	8,522	8,851
2.55%, 12/01/2031 (B)	683,120	735,051
2.63%, 05/01/2037 (B)	191,573	205,972
2.67%, 04/01/2037 (B)	102,819	110,684
2.68%, 11/01/2036 - 05/01/2037 (B)	644,611	695,285
2.79%, 03/01/2037 (B)	268,037	287,317
2.83%, 05/01/2036 (B)	106,451	115,070
3.07%, 03/01/2036 (B)	757,355	816,908
3.48%, 07/01/2036 (B)	587,349	608,557
3.50%, 06/01/2042 - 07/15/2042	4,467,782	4,542,397
3.83%, 02/01/2036 (B)	1,069,122	1,133,133
4.50%, 05/01/2041	20,185,139	21,822,990
5.00%, 10/01/2018 - 08/01/2040	1,127,881	1,234,961
5.04%, 01/01/2035 (B)	732,560	768,866
5.23%, 05/25/2043	1,372,799	1,475,228
5.50%, 02/01/2018 - 12/01/2035	3,927,564	4,266,860
6.00%, 05/01/2017 - 06/01/2037	992,274	1,080,809
6.48%, 10/01/2037 (B)	238,962	256,220
6.50%, 05/01/2035 - 02/25/2043	3,011,181	3,462,829
6.50%, 09/25/2043 (B)	195,678	222,630
7.00%, 02/25/2043 - 07/25/2043	509,343	598,767
7.50%, 02/01/2038 - 09/25/2043	810,989	942,607
8.50%, 09/01/2015	12,652	12,755
10.00%, 03/17/2026 - 10/01/2030	602,190	675,266
11.00%, 02/17/2021	117,397	130,783
Freddie Mac, IO
7.55%, 08/15/2036 (B)	1,360,938	269,720
Freddie Mac REMIC
0.40%, 08/15/2023 (B)	565,352	566,410
0.45%, 06/15/2024 - 03/15/2036 (B)	383,686	384,179
0.55%, 02/15/2033 - 07/15/2037 (B)	2,942,346	2,935,097
1.35%, 07/15/2039 (B)	214,048	217,736
4.00%, 11/15/2041 - 12/15/2041	2,613,408	2,717,571
4.50%, 06/15/2025	2,000,000	2,204,032
5.00%, 07/15/2033 - 07/15/2041	6,647,570	7,433,555
5.30%, 01/15/2033	1,008,937	1,096,912
5.50%, 02/15/2022 - 01/15/2039	5,720,902	6,282,504
5.50%, 05/15/2041 (B)	2,983,575	3,091,918
5.71%, 10/15/2038 (B)	633,915	690,156

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac REMIC (continued)
5.75%, 10/15/2035	$ 78,502	$ 79,554
6.00%, 05/15/2034 - 06/15/2038	4,752,483	5,143,799
6.25%, 10/15/2023	513,784	560,930
6.50%, 08/15/2021 - 06/15/2032	3,122,969	3,446,078
6.72%, 11/15/2021 (B)	545,487	581,602
7.00%, 12/15/2036	1,522,817	1,803,380
7.21%, 11/15/2046 (B)	1,731,302	2,044,048
7.50%, 11/15/2036 - 12/15/2036	1,837,274	2,156,628
8.00%, 06/15/2035 (B)	75,750	79,285
8.85%, 11/15/2033 (B)	164,315	181,106
14.57%, 06/15/2033 (B)	80,907	101,697
16.99%, 02/15/2040 (B)	500,000	667,715
17.07%, 02/15/2038 (B)	39,515	50,284
19.76%, 07/15/2035 (B)	76,352	102,008
20.53%, 08/15/2031 (B)	95,453	143,005
21.39%, 05/15/2035 (B)	97,172	134,522
24.07%, 06/15/2035 (B)	109,665	157,962
Freddie Mac REMIC, IO
1.88%, 01/15/2040 (B)	1,914,271	117,231
3.50%, 09/15/2024	721,238	41,952
4.00%, 11/15/2029 - 10/15/2037	7,602,187	710,698
4.50%, 12/15/2024 - 07/15/2037	3,571,651	331,818
5.00%, 04/15/2032 - 08/15/2040	5,082,708	772,396
5.50%, 07/15/2037	78,609	2,396
5.85%, 11/15/2037 - 10/15/2040 (B)	3,224,679	490,186
5.90%, 05/15/2038 (B)	701,591	101,539
5.95%, 05/15/2039 (B)	674,163	91,167
6.10%, 12/15/2039 (B)	881,372	124,485
6.19%, 12/15/2039 (B)	1,205,914	268,271
6.25%, 01/15/2037 (B)	360,783	53,419
6.30%, 11/15/2037 (B)	65,244	9,471
6.65%, 09/15/2039 (B)	688,247	100,775
Freddie Mac REMIC, PO
03/15/2019 - 01/15/2040	7,611,921	6,899,102
Ginnie Mae
0.35%, 04/16/2037 (B)	131,379	131,155
0.60%, 03/20/2060 (B)	827,375	828,042
0.80%, 05/20/2061 - 02/20/2064 (B)	4,494,728	4,520,270
0.85%, 05/20/2061 (B)	1,642,313	1,653,050
5.50%, 01/16/2033 - 09/20/2039	7,063,353	7,863,944
5.75%, 02/20/2036 - 10/20/2037	1,825,615	2,009,009
5.83%, 10/20/2033 (B)	516,750	571,121
6.00%, 11/20/2033 - 08/20/2038	1,308,177	1,484,733
6.13%, 06/16/2031	1,584,000	1,848,509
6.50%, 04/20/2028 - 12/15/2035	2,471,668	2,819,070
7.00%, 09/20/2034 (B)	33,136	36,299
7.00%, 08/16/2039 - 10/16/2040	1,698,397	1,971,693
7.50%, 03/17/2033 (B)	107,140	115,661
7.50%, 09/16/2035 - 10/15/2037	517,452	583,276
8.84%, 04/20/2034 (B)	140,495	153,859
14.42%, 11/17/2032 (B)	55,722	69,852
17.05%, 02/20/2034 (B)	73,387	102,130
22.73%, 04/20/2037 (B)	346,351	494,660
Ginnie Mae, IO
4.00%, 09/16/2037	3,163,968	344,839
5.67%, 02/20/2038 (B)	182,135	24,971
5.74%, 09/20/2038 (B)	1,285,983	175,813
5.79%, 02/20/2039 - 06/20/2039 (B)	559,678	73,986
5.84%, 02/20/2038 (B)	1,829,600	252,700
5.88%, 02/20/2039 (B)	182,180	24,573
5.90%, 08/16/2039 (B)	960,387	135,849
5.93%, 09/20/2039 (B)	1,246,682	169,886
5.94%, 11/20/2034 - 08/20/2039 (B)	2,201,141	311,672
5.95%, 07/16/2039 (B)	995,982	132,919
5.99%, 07/20/2038 (B)	1,310,324	203,175

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
6.04%, 03/20/2037 - 06/20/2038 (B)	$ 2,649,938	$ 388,874
6.14%, 03/20/2039 (B)	147,017	14,854
6.24%, 12/20/2038 (B)	371,140	45,670
6.25%, 06/16/2039 - 11/16/2039 (B)	1,705,526	226,081
6.37%, 12/20/2037 (B)	86,650	13,805
6.39%, 11/20/2037 (B)	123,803	17,812
6.40%, 11/16/2033 (B)	179,058	35,621
6.44%, 05/20/2041 (B)	765,169	180,328
6.49%, 09/20/2033 (B)	345,530	9,532
6.50%, 03/20/2039	117,242	24,761
6.52%, 07/20/2037 (B)	796,813	134,570
6.54%, 06/20/2037 (B)	1,382,936	230,429
7.14%, 12/20/2038 (B)	883,946	146,338
7.44%, 09/20/2038 (B)	100,792	19,233
7.55%, 04/16/2038 (B)	63,168	13,868
Ginnie Mae, PO
09/15/2031 - 12/20/2040	3,217,160	2,905,723
Government Trust Certificate
Zero Coupon, 04/01/2016 - 04/01/2020	15,890,000	14,119,375
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A
2.40%, 12/08/2020	250,216	252,574
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	4,900,000	4,328,484
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	252,227
5.25%, 09/15/2039	40,000	48,310
5.88%, 04/01/2036 (A)	2,325,000	3,022,293
Tennessee Valley Authority, IO
Zero Coupon, 05/01/2019	500,000	451,312
Tennessee Valley Authority, PO
11/01/2025	2,000,000	1,349,310

Total U.S. Government Agency Obligations (cost $324,147,625)		329,200,494

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
African Development Bank
8.80%, 09/01/2019	500,000	635,044
Corp. Andina de Fomento
3.75%, 01/15/2016	795,000	827,136
Israel Government AID Bond
Series 2002-Z
Zero Coupon, 09/15/2019 - 09/15/2020	15,496,000	13,584,235
Series 2008-Z
Zero Coupon, 02/15/2020	6,500,000	5,719,798
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,591,355
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	913,037
Mexico Government International Bond
Series 2012-1, Class A2
5.75%, 10/12/2110	550,000	584,925
Mexico Government International Bond,
Series MTN
3.50%, 01/21/2021	731,000	749,641
4.75%, 03/08/2044	688,000	689,720
5.55%, 01/21/2045	190,000	214,700
Poland Government International Bond
4.00%, 01/22/2024	333,000	345,071
Province of Quebec Canada, Series MTN
6.35%, 01/30/2026	285,000	356,284
Turkey Government International Bond
5.75%, 03/22/2024 (A)	365,000	400,588
6.63%, 02/17/2045	208,000	241,020

Total Foreign Government Obligations (cost $26,515,411)		26,852,554

	Principal	Value
MORTGAGE-BACKED SECURITIES - 14.1%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	$ 488,404	$ 489,736
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	1,573,000	1,567,726
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	249,059
Series 2014-1, Class A1
1.72%, 04/15/2033 - 144A	515,000	516,027
Series 2014-1, Class A2
3.02%, 04/15/2033 - 144A	603,000	603,110
Alternative Loan Trust, PO
Series 2002-7
08/25/2032	85,608	70,332
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A (B)	146,707	151,551
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (B)	283,384	283,088
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (B)	47,981	48,034
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A (B)	1,139,925	1,173,121
ASG Re-REMIC Trust
Series 2009-1, Class A60
2.06%, 06/26/2037 - 144A (B)	74,315	73,334
Series 2009-2, Class A55
4.77%, 05/24/2036 - 144A (B)	28,468	28,565
Series 2009-2, Class G60
4.77%, 05/24/2036 - 144A (B)	400,000	406,198
Series 2009-3, Class A65
2.07%, 03/26/2037 - 144A (B)	715,929	715,125
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	63,391	64,528
Series 2010-4, Class 2A20
0.30%, 11/28/2036 - 144A (B)	9,610	9,598
Series 2011-1, Class 3A50
2.60%, 11/28/2035 - 144A (B)	411,195	403,204
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	103,120	108,641
Series 2003-11, Class 2A1
6.00%, 01/25/2034	137,066	142,782
Series 2003-7, Class 2A4
5.00%, 09/25/2018	184,641	186,993
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	48,181	49,099
Series 2004-1, Class 1A1
6.00%, 02/25/2034	427,427	454,939
Series 2004-1, Class 5A1
5.50%, 02/25/2019	36,695	37,676
Series 2004-8, Class 3A1
5.50%, 09/25/2019	58,771	61,365
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	587,177	629,287
Series 2006-4, Class A4
5.63%, 07/10/2046	484,751	517,590
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	240,937
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A (D)	366,761	363,780

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust
Series 2004-3, Class 1A1
5.50%, 10/25/2034	$ 446,487	$ 468,650
Series 2004-C, Class 1A1
5.05%, 12/20/2034 (B)	80,113	79,669
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	1,673,409	1,677,054
Series 2010-R11A, Class 1A6
5.19%, 08/26/2035 - 144A (B)	351,741	359,013
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	280,251	286,060
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	800,000	818,434
Banc of America Mortgage Trust
Series 2003-3, Class 2A1
0.71%, 05/25/2018 (B)	44,395	42,925
Series 2003-4, Class 2A1
0.71%, 06/25/2018 (B)	118,505	115,373
Series 2003-6, Class 2A1
0.61%, 08/25/2018 (B)	50,494	49,831
Series 2003-C, Class 3A1
2.62%, 04/25/2033 (B)	116,305	119,065
Series 2003-E, Class 2A2
2.66%, 06/25/2033 (B)	288,318	291,474
Series 2004-3, Class 1A26
5.50%, 04/25/2034	371,602	381,898
Series 2004-3, Class 3A1
5.00%, 04/25/2019	49,120	50,154
Series 2004-5, Class 4A1
4.75%, 06/25/2019	29,601	29,959
Series 2004-C, Class 2A2
2.69%, 04/25/2034 (B)	513,842	521,894
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	34,557	35,222
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A (B)	235,261	243,520
Series 2009-RR14, Class 3A2
2.40%, 08/26/2035 - 144A (B)	499,968	499,900
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	253,454	261,336
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A (B)	450,922	455,803
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (B)	151,515	154,152
Series 2010-RR5, Class 2A5
5.39%, 04/26/2037 - 144A (B)	456,016	465,136
Series 2010-RR6, Class 22A3
4.37%, 06/26/2036 - 144A (B)	324,180	330,538
Series 2010-RR7, Class 16A1
0.86%, 02/26/2047 - 144A (B)	234,985	232,814
Series 2010-RR7, Class 1A5
4.98%, 04/26/2035 - 144A (B)	216,509	215,428
Series 2010-RR7, Class 2A1
2.14%, 07/26/2045 - 144A (B)	879,766	885,456
Series 2010-RR8, Class 3A3
5.06%, 05/26/2035 - 144A (B)	164,397	166,703
Series 2010-RR8, Class 3A4
5.06%, 05/26/2035 - 144A (B)	773,000	731,728
Series 2011-RR10, Class 2A1
0.97%, 09/26/2037 - 144A (B)	1,584,773	1,454,539
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A (B)	700,474	711,778

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2011-RR5, Class 11A3
0.31%, 05/28/2036 - 144A (B)	$ 536,564	$ 526,846
Series 2011-RR5, Class 14A3
2.53%, 07/26/2036 - 144A (B)	194,622	193,797
Series 2012-RR10, Class 3A1
0.34%, 05/26/2036 - 144A (B)	606,993	574,496
Series 2012-RR2, Class 1A1
0.32%, 08/26/2036 - 144A (B)	648,969	633,041
Series 2012-RR3, Class 2A5
1.99%, 05/26/2037 - 144A (B)	910,051	912,299
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.66%, 03/25/2035 (B)	313,843	305,458
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.30%, 07/25/2033 (B)	118,834	119,775
Series 2004-2, Class 14A
3.05%, 05/25/2034 (B)	90,726	91,194
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class A4
5.43%, 03/11/2039 (B)	200,000	210,626
Bear Stearns Commercial Mortgage Securities Trust, IO
Series 2005-PWR8, Class X1
0.76%, 06/11/2041 - 144A (B)	11,938,607	51,420
CAM Mortgage Trust
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (C)	102,520	102,601
Series 2014-2, Class A
2.60%, 05/15/2048 - 144A (C)	450,325	450,270
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.37%, 12/11/2049 - 144A (B)	36,738,676	298,171
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	401,340	418,162
Series 2007-A1, Class 1A3
2.58%, 02/25/2037 (B)	1,761,109	1,770,353
Series 2007-A1, Class 2A1
2.48%, 02/25/2037 (B)	369,757	371,242
Series 2007-A1, Class 7A1
2.45%, 02/25/2037 (B)	269,926	272,152
Series 2007-A1, Class 9A1
2.54%, 02/25/2037 (B)	127,634	127,291
Series 2007-A2, Class 1A1
2.59%, 07/25/2037 (B)	70,268	70,328
Series 2007-A2, Class 2A1
2.61%, 07/25/2037 (B)	474,955	482,217
CHL Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	354,271	369,888
Series 2003-50, Class A1
5.00%, 11/25/2018	191,488	195,753
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	641,557	671,926
Series 2004-3, Class A26
5.50%, 04/25/2034	326,731	343,076
Series 2004-3, Class A4
5.75%, 04/25/2034	490,096	510,261
Series 2004-5, Class 1A4
5.50%, 06/25/2034	480,115	516,431
Series 2004-8, Class 2A1
4.50%, 06/25/2019	36,567	37,775
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	70,448	71,494

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (B)	$ 440,000	$ 450,743
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	539,229
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	261,927	272,050
Series 2005-2, Class 2A11
5.50%, 05/25/2035	256,941	268,678
Series 2008-AR4, Class 1A1A
2.68%, 11/25/2038 - 144A (B)	912,534	917,275
Series 2009-10, Class 1A1
2.42%, 09/25/2033 - 144A (B)	556,729	564,045
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A (B)	473,151	492,036
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A (B)	175,518	176,558
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	3,354,853	3,457,009
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	2,869,679	2,954,975
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	564,018	603,300
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,027,709
COBALT CMBS Commercial Mortgage Trust, IO
Series 2006-C1	18,492,590	306,737
0.78%, 08/15/2048 (B)
COMM Mortgage Trust, IO
Series 2012-CR2, Class XA
1.92%, 08/15/2045 (B)	2,192,818	230,634
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.11%, 01/17/2032 (B)	104,328	104,296
Commercial Mortgage Trust
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 (B)	220,000	223,029
COOF Securitization Trust, IO
Series 2014-1, Class A
3.02%, 06/15/2040 - 144A (B)	1,087,429	151,908
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.67%, 03/15/2039 (B)	1,600,000	1,690,851
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	182,492	189,667
Series 2003-27, Class 5A4
5.25%, 11/25/2033	250,906	256,214
Series 2003-29, Class 5A1
7.00%, 12/25/2033	198,532	209,530
Series 2003-29, Class 8A1
6.00%, 11/25/2018	75,856	78,217
Series 2003-AR15, Class 3A1
2.73%, 06/25/2033 (B)	253,455	253,962
Series 2004-4, Class 2A4
5.50%, 09/25/2034	427,707	467,273
Series 2004-5, Class 3A1
5.25%, 08/25/2019	194,161	199,386
Series 2004-8, Class 1A4
5.50%, 12/25/2034	463,670	501,779
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	411,084

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	$ 183,494	$ 190,721
CSMC Trust
Series 2010-11R, Class A6
1.15%, 06/28/2047 - 144A (B)	1,462,446	1,398,531
Series 2010-16, Class A3
3.66%, 06/25/2050 - 144A (B)	400,000	408,208
Series 2010-16, Class A4
3.66%, 06/25/2050 - 144A (B)	1,000,000	1,030,537
Series 2010-17R, Class 1A1
2.35%, 06/26/2036 - 144A (B)	226,289	230,960
Series 2010-1R, Class 5A1
4.95%, 01/27/2036 - 144A (B)	176,351	180,230
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (B)	336,933	340,469
Series 2011-1R, Class A1
1.15%, 02/27/2047 - 144A (B)	166,729	166,572
Series 2011-6R, Class 3A1
2.57%, 07/28/2036 - 144A (B)	432,171	434,571
Series 2011-9R, Class A1
2.15%, 03/27/2046 - 144A (B)	1,125,635	1,130,150
Series 2012-3R, Class 1A1
2.31%, 07/27/2037 - 144A (B)	773,055	769,896
Series 2014-ICE, Class A
1.05%, 04/15/2027 - 144A (B)	841,000	842,566
DBRR Trust, IO
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 - 144A (B)	6,000,000	283,356
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.74%, 02/25/2020 (B)	165,258	170,951
Deutsche Mortgage Securities, Inc., Re-REMIC Trust
Series 2009-RS2, Class 4A1
0.28%, 04/26/2037 - 144A (B)	37,637	37,411
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	132,789	134,237
First Horizon Mortgage Pass-Through Trust
Series 2003-8, Class 2A1
4.50%, 09/25/2018	33,664	33,664
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (B)	464,352	464,535
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 (B)	1,000,000	1,015,050
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4
2.95%, 10/19/2033 (B)	121,372	120,964
Series 2003-AR2, Class 2A4
2.86%, 12/19/2033 (B)	847,068	856,144
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,032,945	1,085,129
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	88,619	91,426
GS Mortgage Securities Trust, IO
Series 2006-GG8, Class X
0.57%, 11/10/2039 - 144A (B)	9,345,573	96,091
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.51%, 09/25/2035 - 144A (B)	1,217,479	1,040,404
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
4.84%, 09/25/2035 - 144A (B)	913,109	126,541

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	$ 792,236	$ 814,594
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	836,998	871,375
Series 2005-5F, Class 8A3
0.66%, 06/25/2035 (B)	49,384	47,753
Impac CMB Trust
Series 2005-4, Class 2A1
0.46%, 05/25/2035 (B)	265,677	265,204
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	90,931	95,059
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.51%, 05/25/2036 (B)	596,269	591,014
Series 2006-2, Class 2A1
0.51%, 08/25/2036 (B)	484,466	478,181
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ
5.39%, 08/12/2037 (B)	700,000	719,489
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	1,293,773	1,385,999
Series 2006-CB16, Class A4
5.55%, 05/12/2045	97,304	104,007
Series 2006-LDP9, Class A3SF
0.31%, 05/15/2047 (B)	420,409	419,290
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2006-CB15, Class X1
0.21%, 06/12/2043 (B)	41,217,985	199,371
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.51%, 07/25/2034 (B)	94,709	97,702
Series 2004-A4, Class 1A1
2.58%, 09/25/2034 (B)	108,887	112,556
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	31,358	32,669
Series 2005-A1, Class 3A4
2.79%, 02/25/2035 (B)	295,701	299,941
Series 2006-A2, Class 5A3
2.75%, 11/25/2033 (B)	688,837	687,799
Series 2006-A3, Class 6A1
2.58%, 08/25/2034 (B)	70,673	71,371
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1
2.60%, 09/26/2036 - 144A (B)	192,213	193,850
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	205,532	205,318
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.83%, 06/15/2038 (B)	387,335	416,059
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.37%, 02/15/2041 - 144A (B)	22,493,597	100,794
LVII Re-REMIC Trust
Series 2009-3, Class M3
5.21%, 11/27/2037 - 144A (B)	600,000	607,397
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (B)	742,660	751,536
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (B)	487,293	497,220

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	$ 95,768	$ 95,889
Series 2004-5, Class 5A1
4.75%, 06/25/2019	88,964	91,449
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	646,075	679,804
Series 2003-2, Class 1A1
5.00%, 03/25/2018	36,452	36,674
Series 2003-3, Class 3A18
5.50%, 04/25/2033	187,254	188,829
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	260,467	280,803
MASTR Re-REMIC Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	96,073	76,859
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A
2.58%, 07/25/2033 (B)	110,367	113,598
Series 2003-A5, Class 2A6
2.33%, 08/25/2033 (B)	110,516	112,392
Series 2004-1, Class 2A1
2.15%, 12/25/2034 (B)	414,483	406,412
Series 2004-A4, Class A2
2.46%, 08/25/2034 (B)	183,130	188,657
Series 2004-D, Class A2
1.05%, 09/25/2029 (B)	306,984	302,895
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.37%, 01/12/2044 (B)	500,000	526,287
Series 2006-C1, Class A4
5.67%, 05/12/2039 (B)	730,000	776,520
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.22%, 12/12/2049 - 144A (B)	14,443,254	165,592
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.65%, 06/11/2042 (B)	200,000	221,351
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	680,384
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.50%, 12/15/2043 - 144A (B)	33,196,808	333,827
Series 2006-T21, Class X
0.20%, 10/12/2052 - 144A (B)	84,945,262	336,128
Series 2007-HQ11, Class X
0.22%, 02/12/2044 - 144A (B)	53,844,282	238,261
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.69%, 04/25/2034 (B)	397,519	419,597
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	45,088	45,271
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,344,369	1,351,090
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	500,000	432,500
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 - 144A	651,000	652,410
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	163,078	171,572
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	13,413	10,749

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.50%, 05/25/2035 (B)	$ 308,782	$ 314,359
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	47,997	48,178
Series 2003-QS13, Class A5
0.81%, 07/25/2033 (B)	305,119	284,701
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,456,294	1,487,526
Series 2003-QS18, Class A1
5.00%, 09/25/2018	73,676	75,377
Series 2004-QS7, Class A4
5.50%, 05/25/2034	401,452	411,164
RAMP Trust
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (C)	570,509	570,809
Series 2004-SL2, Class A3
7.00%, 10/25/2031	264,070	278,193
Series 2005-EFC5, Class A3
0.50%, 10/25/2035 (B)	191,434	190,206
Series 2006-RZ1, Class A3
0.46%, 03/25/2036 (B)	746,688	728,060
RBSSP Re-REMIC Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	470,298	506,428
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (B)	446,175	454,672
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	379,029	389,350
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	25,243	25,684
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	46,600	48,725
Series 2003-S4, Class A4
5.75%, 03/25/2033	332,355	341,024
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.62%, 09/25/2033 (B)	306,172	312,364
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A (C)	22,088	21,719
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.46%, 12/20/2034 (B)	629,825	601,902
Series 2004-11, Class A3
0.46%, 12/20/2034 (B)	564,466	548,571
Series 2004-12, Class A3
0.65%, 01/20/2035 (B)	300,471	274,968
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (B)	971,171	1,011,337
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (B)	1,500,000	1,573,213
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	1,000,000	1,067,000
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	1,200,000	1,255,223
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	534,000	533,993
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	471,000	481,304
Series 2012-3A, Class M3
4.44%, 12/25/2059 - 144A (B)	253,000	261,681

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2012-3A, Class M4
5.30%, 12/25/2059 - 144A (B)	$ 146,000	$ 150,932
Series 2013-3A, Class A
1.87%, 09/25/2057 - 144A (B)	752,274	751,990
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.49%, 10/19/2034 (B)	514,152	489,240
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.80%, 09/25/2043 (B)	300,043	294,753
Series 2004-1, Class II2A
1.64%, 03/25/2044 (B)	168,722	166,992
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.56%, 08/15/2039 (B)	166,135	168,356
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	1,386,000	1,389,699
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	667,600
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.77%, 05/10/2063 - 144A (B)	6,064,571	512,311
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	285,095	326,847
Series 1998-2, Class 1G
6.75%, 06/15/2028	555,547	631,629
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	1,000,000	987,913
VOLT NPL X LLC
Series 2013-NPL4, Class A1
3.96%, 11/25/2053 - 144A (C)	152,282	153,154
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (B)	174,021	174,158
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.10%, 03/15/2045 - 144A (B)	129,189,604	282,925
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	629,552	635,513
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (B)	222,004	224,624
Series 2003-AR8, Class A
2.41%, 08/25/2033 (B)	86,544	89,486
Series 2003-AR9, Class 1A6
2.41%, 09/25/2033 (B)	384,401	391,951
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	402,133	414,661
Series 2003-S4, Class 2A10
17.04%, 06/25/2033 (B)	21,720	24,777
Series 2003-S9, Class A8
5.25%, 10/25/2033	260,342	267,524
Series 2004-AR3, Class A1
2.38%, 06/25/2034 (B)	55,955	57,128
Series 2004-AR3, Class A2
2.38%, 06/25/2034 (B)	575,542	587,597
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	253,380	261,588

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	$ 294,910	$ 308,230
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	480,701	504,051
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	222,622	233,848
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	103,313	113,347
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (B)	30,223	30,213
Series 2004-4, Class A9
5.50%, 05/25/2034	331,489	341,302
Series 2004-EE, Class 2A1
2.61%, 12/25/2034 (B)	274,760	280,142
Series 2004-EE, Class 2A2
2.61%, 12/25/2034 (B)	68,690	70,300
Series 2004-EE, Class 3A1
2.55%, 12/25/2034 (B)	67,019	68,008
Series 2004-EE, Class 3A2
2.55%, 12/25/2034 (B)	100,528	102,449
Series 2004-I, Class 1A1
2.62%, 07/25/2034 (B)	946,656	958,391
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	1,593,418	1,628,273
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (B)	818,327	832,566
Series 2004-U, Class A1
2.62%, 10/25/2034 (B)	1,027,742	1,033,480
Series 2004-V, Class 1A1
2.61%, 10/25/2034 (B)	162,086	164,227
Series 2004-V, Class 1A2
2.61%, 10/25/2034 (B)	72,360	73,699
Series 2004-W, Class A9
2.62%, 11/25/2034 (B)	250,686	258,293
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (B)	1,187,063	1,206,792
Series 2005-AR8, Class 2A1
2.61%, 06/25/2035 (B)	366,479	369,081
Series 2005-AR9, Class 2A1
2.61%, 10/25/2033 (B)	143,436	145,552
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A
1 2.85%, 08/27/2037 - 144A (B)	387,743	389,884
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A	1,193,970	1,194,507
1.75%, 08/20/2021 - 144A
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	550,000	597,337

Total Mortgage-Backed Securities (cost $112,399,353)		116,263,161

ASSET-BACKED SECURITIES - 7.0%
ABFC Trust
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 (C)	562,473	568,683
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.96%, 12/27/2022 - 144A (B)	749,437	755,462
Series 2013-1A, Class A
0.96%, 12/26/2044 - 144A (B)	1,287,139	1,290,407
American Credit Acceptance Receivables Trust
Series 2012-2, Class A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust (continued)
1.89%, 07/15/2016 - 144A	$ 131,245	$ 131,475
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	61,123	61,242
Series 2014-2, Class A
0.99%, 10/10/2017 - 144A	1,421,684	1,421,756
Series 2014-2, Class B
2.26%, 03/10/2020 - 144A	295,000	294,463
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	78,370	78,341
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 - 144A	541,389	541,326
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	654,925	651,974
CarFinance Capital Auto Trust
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	374,238	374,984
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.18%, 10/15/2021 - 144A (B) (D)	866,667	866,667
CarMax Auto Owner Trust
Series 2013-4, Class A
3 0.80%, 07/16/2018	185,000	184,567
Chase Funding Trust
Series 2003-2, Class 2A2
0.72%, 02/25/2033 (B)	436,482	409,856
Series 2003-6, Class 1A4
4.50%, 11/25/2034	64,324	64,339
Series 2003-6, Class 1A5
5.30%, 11/25/2034 (C)	500,000	514,955
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	398,958	409,700
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	111,320	113,255
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	875,757	887,479
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	1,235,004	1,240,160
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	358,401	358,519
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	554,190	559,820
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	627,195	718,745
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	290,754	291,289
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	562,473	563,427
Series 2014-2A, Class A
1.06%, 08/15/2018 - 144A	455,102	455,236
Series 2014-2A, Class C
3.26%, 12/16/2019 - 144A	120,000	120,021
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	273,236	274,327
Flagship Credit Auto Trust
Series 2014-1, Class A
1.21%, 04/15/2019 - 144A	560,400	559,871
Series 2014-1, Class B
2.55%, 02/18/2020 - 144A	95,000	94,705

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/20211 - 44A	$ 1,000,000	$ 995,000
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 - 144A (C)	343,808	344,598
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (C)	418,729	419,764
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	1,300,000	1,300,780
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	2,000,000	2,000,400
Series 2013-T7, Class AT7
1.98%, 11/15/2046 - 144A	714,000	715,571
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	487,000	490,799
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	2,000,000	2,001,800
HSBC Home Equity Loan Trust
Series 2006-1, Class A1
0.32%, 01/20/2036 (B)	88,170	87,682
Series 2007-1, Class AS
0.36%, 03/20/2036 (B)	89,165	88,363
Series 2007-3, Class APT
1.36%, 11/20/2036 (B)	66,514	66,592
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	7,840,140	300,130
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.51%, 07/25/2034 - 144A (B)	145,527	145,196
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.41%, 03/25/2032 (B)	558,943	558,706
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2014-T1, Class A1
1.27%, 03/15/2045 - 144A	1,612,000	1,614,257
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A (C)	953,029	951,599
NYMT Residential LLC
Series 2013-RP3A
4.85%, 09/25/2018 - 144A (C) (D)	656,000	656,000
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 - 144A	1,130,000	1,133,435
Series 2014-1A, Class B
3.24%, 06/18/2024 - 144A	161,000	161,580
PFS Tax Lien Trust
Series 2014-1
1.44%, 05/15/2029 - 144A	208,286	208,747
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 - 144A	1,000,000	1,000,000
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (C) (D)	746,654	749,604
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (B) (D)	198,923	199,801

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (C)	$ 180,339	$ 182,384
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 - 144A (C)	407,000	406,991
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 - 144A	415,095	414,982
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	3,000,000	3,021,786
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,867,000	1,862,941
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	292,000	291,409
Stanwich Mortgage Loan Co. LLC
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	286,883	287,277
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.61%, 12/25/2033 (B)	156,246	157,262
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (C)	482,549	514,525
Series 2005-NC1, Class A11
4.69%, 02/25/2035 (C)	553,023	555,374
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2
3.45%, 02/25/2032	202,256	201,308
Series 2003-16, Class A3
0.66%, 06/25/2033 (B)	31,393	31,064
Series 2003-32, Class 1A1
5.45%, 11/25/2033 (B)	98,605	101,959
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	112,568	115,040
Series 2003-35, Class 3A1
0.66%, 12/25/2033 (B)	200,992	198,443
Series 2004-5H, Class A4
5.54%, 12/25/2033	519,052	533,714
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (C)	419,682	434,081
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (C)	419,682	434,960
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.55%, 10/15/2015 - 144A (B)	2,219,000	2,234,949
US Residential Opportunity Fund Trust
Series 2014, Class 1A
3.47%, 03/25/2034 - 144A (C)	694,890	706,223
Vericrest Opportunity Loan Transferee LLC
Series 2014-NPL4, Class A1
3.13%, 04/27/2054 - 144A (C)	1,990,883	1,995,583
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (C)	678,152	682,885
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (C)	975,320	980,219
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 - 144A (C)	863,704	872,450
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (C)	1,396,898	1,404,659

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (C)	$ 1,146,263	$ 1,150,951
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 - 144A (C)	1,540,591	1,551,284
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 - 144A (C)	1,589,475	1,604,293
VOLT XXIV LLC
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 - 144A (C)	2,731,391	2,737,231
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	466,926	471,437
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	733,911	740,891

Total Asset-Backed Securities (cost $57,329,578)		57,926,010

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
American Municipal Power, Inc. (Revenue Bonds)
Series B
7.50%, 02/15/2050	640,000	900,135
New York State Dormitory Authority (Revenue Bonds)
5.60%, 03/15/2040	280,000	336,224
Ohio State University (Revenue Bonds)
Series A
4.80%, 06/01/2111	1,370,000	1,400,510
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	970,000	988,692
Series B, Insurer: GO OF AUTH
5.65%, 11/01/2040	485,000	588,552
State of California (General Obligation Unlimited)
7.30%, 10/01/2039	520,000	742,976
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	85,000	82,636

Total Municipal Government Obligations (cost $4,485,881)		5,039,725

CORPORATE DEBT SECURITIES - 19.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 - 144A	380,000	395,853
BAE Systems PLC
5.80%, 10/11/2041 - 144A	239,000	283,135
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	115,840
4.25%, 11/15/2019	150,000	163,974
4.85%, 09/15/2041	190,000	207,525
United Technologies Corp.
4.50%, 06/01/2042	257,000	266,470
8.88%, 11/15/2019	250,000	321,763
Air Freight & Logistics - 0.1%
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	77,977
8.38%, 04/01/2030 (C)	200,000	292,604
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	179,613

	Principal	Value
Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 - 144A	$ 121,043	$ 123,161
American Airlines Pass-Through Trust
5.25%, 07/31/2022	83,608	90,924
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	247,768	252,723
5.98%, 10/19/2023	252,825	282,531
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	128,241	139,783
4.95%, 11/23/2020	203,028	220,286
5.30%, 10/15/2020	66,403	73,044
Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	150,000	160,958
5.25%, 12/01/2041	300,000	327,309
Automobiles - 0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	200,000	206,159
2.88%, 03/10/2021 - 144A	550,000	553,253
Banks - 1.6%
ANZ New Zealand Int’l, Ltd., Series MTN
3.13%, 08/10/2015 - 144A	105,000	107,729
Australia & New Zealand Banking Group, Ltd., Series MTN
4.88%, 01/12/2021 - 144A	137,000	153,668
Bank of Nova Scotia
2.55%, 01/12/2017	455,000	470,212
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	435,000	445,959
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	276,000	283,284
5.00%, 09/22/2016	100,000	108,061
BB&T Corp.
5.25%, 11/01/2019	90,000	101,529
BB&T Corp., Series MTN
6.85%, 04/30/2019	250,000	301,421
BNZ International Funding, Ltd.
2.35%, 03/04/2019 - 144A	250,000	249,603
Comerica, Inc.
3.00%, 09/16/2015	150,000	153,841
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	530,000	544,570
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	205,000	216,093
4.50%, 01/11/2021	300,000	329,717
5.80%, 09/30/2110 - 144A	300,000	332,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
2.13%, 10/13/2015	105,000	106,984
Deutsche Bank AG
3.25%, 01/11/2016	400,000	413,890
6.00%, 09/01/2017	190,000	214,632
Discover Bank
4.20%, 08/08/2023	250,000	260,748
Fifth Third Bank
1.45%, 02/28/2018	270,000	267,336

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Banks (continued)
HSBC Holdings PLC
4.88%, 01/14/2022 (A)	$ 1,520,000	$ 1,696,332
5.10%, 04/05/2021	911,000	1,031,307
ING Bank NV
3.75%, 03/07/2017 - 144A	400,000	423,456
KeyBank NA
5.70%, 11/01/2017	245,000	274,479
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	288,736
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	280,000	285,319
Nordea Bank AB
1.63%, 05/15/2018 - 144A	500,000	496,332
4.88%, 05/13/2021 - 144A (A)	384,000	414,961
PNC Bank NA
6.88%, 04/01/2018	600,000	703,137
PNC Funding Corp.
5.13%, 02/08/2020 (A)	250,000	284,173
5.63%, 02/01/2017	130,000	142,977
6.70%, 06/10/2019 (A)	150,000	179,901
Royal Bank of Canada
1.20%, 09/19/2018 (A)	400,000	397,877
Stadshypotek AB
1.88%, 10/02/2019 - 144A	530,000	520,386
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	233,000	234,312
4.13%, 05/24/2021	133,000	144,048
UBS AG, Series MTN
4.88%, 08/04/2020	257,000	288,113
5.88%, 12/20/2017	110,000	124,983
Wells Fargo & Co.
3.68%, 06/15/2016 (C)	390,000	410,248
5.63%, 12/11/2017	150,000	169,592
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	650,000	799,100
8.20%, 01/15/2039	240,000	369,763
Diageo Capital PLC
4.83%, 07/15/2020	90,000	100,942
5.75%, 10/23/2017	230,000	260,702
Heineken NV
1.40%, 10/01/2017 - 144A	400,000	398,658
PepsiCo, Inc.
7.90%, 11/01/2018	21,000	25,965
SABMiller Holdings, Inc.
3.75%, 01/15/2022 - 144A	200,000	207,152
Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020	400,000	412,047
4.50%, 03/15/2020	56,000	60,215
5.15%, 11/15/2041	575,000	615,786
5.75%, 03/15/2040	165,000	191,668
Celgene Corp.
1.90%, 08/15/2017	509,000	514,790
Capital Markets - 1.4%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	531,619
5.45%, 05/15/2019	200,000	228,377
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017	200,000	206,021
4.60%, 01/15/2020	40,000	44,352
BlackRock, Inc.
3.38%, 06/01/2022	174,000	178,808

	Principal	Value
Charles Schwab Corp.
3.23%, 09/01/2022	$ 100,000	$ 100,487
Goldman Sachs Group, Inc.
5.95%, 01/18/2018	320,000	360,747
6.25%, 09/01/2017	330,000	373,862
6.75%, 10/01/2037	200,000	238,191
Goldman Sachs Group, Inc., Series MTN
5.38%, 03/15/2020	390,000	438,532
7.50%, 02/15/2019	2,475,000	2,985,541
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	450,000	506,850
6.25%, 01/14/2021 - 144A (A)	525,000	598,673
7.63%, 08/13/2019 - 144A	200,000	241,101
Morgan Stanley, Series MTN
5.00%, 11/24/2025 (A)	373,000	396,982
5.55%, 04/27/2017	170,000	187,733
5.63%, 09/23/2019	1,000,000	1,137,932
7.30%, 05/13/2019	1,800,000	2,173,099
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	306,881
State Street Corp.
3.70%, 11/20/2023	615,000	634,225
Chemicals - 0.4%
Dow Chemical Co.
4.25%, 11/15/2020	174,000	188,566
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173,000	176,358
4.90%, 01/15/2041	125,000	135,076
Ecolab, Inc.
5.50%, 12/08/2041	420,000	490,652
Mosaic Co.
3.75%, 11/15/2021	209,000	217,009
4.88%, 11/15/2041	253,000	254,812
5.45%, 11/15/2033	472,000	526,947
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019	260,000	307,752
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	404,025
Praxair, Inc.
5.20%, 03/15/2017	150,000	165,441
Union Carbide Corp.
7.50%, 06/01/2025	400,000	509,560
7.75%, 10/01/2096	210,000	268,452
Commercial Services & Supplies - 0.3%
ADT Corp.
3.50%, 07/15/2022	124,000	109,740
4.88%, 07/15/2042	147,000	122,010
Eaton Corp.
7.63%, 04/01/2024	500,000	634,926
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A (A)	65,000	67,286
4.50%, 08/16/2021 - 144A	175,000	189,543
5.63%, 03/15/2042 - 144A	141,000	159,493
6.70%, 06/01/2034 - 144A	331,000	417,198
Pitney Bowes, Inc., Series MTN
5.60%, 03/15/2018	100,000	110,359
Waste Management, Inc.
4.75%, 06/30/2020	319,000	353,966
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021 (A)	55,000	55,562
3.63%, 03/04/2024 (A)	200,000	204,454
4.45%, 01/15/2020 (A)	150,000	165,230
5.90%, 02/15/2039	100,000	120,127

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	$ 210,000	$ 211,752
2.88%, 05/08/2022	152,000	150,212
4.38%, 05/08/2042	128,000	129,706
Fluor Corp.
3.38%, 09/15/2021	547,000	561,944
Construction Materials - 0.0% (E)
CRH America, Inc.
6.00%, 09/30/2016	221,000	243,283
Consumer Finance - 0.3%
American Express Co.
7.00%, 03/19/2018	700,000	823,389
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	218,567
4.75%, 07/15/2021	625,000	688,729
Caterpillar Financial Services Corp., Series MTN
5.85%, 09/01/2017	150,000	169,498
7.05%, 10/01/2018	150,000	180,545
7.15%, 02/15/2019	100,000	121,574
John Deere Capital Corp., Series MTN
2.75%, 03/15/2022	153,000	151,170
5.75%, 09/10/2018	100,000	115,150
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017	197,000	198,998
Diversified Financial Services - 2.2%
American Honda Finance Corp.
1.50%, 09/11/2017 - 144A	200,000	200,378
American Honda Finance Corp., Series MTN
7.63%, 10/01/2018 - 144A	300,000	365,796
Associates Corp. of North America
6.95%, 11/01/2018	1,934,000	2,292,001
Bank of America Corp.
5.75%, 12/01/2017	220,000	246,804
Bank of America Corp., Series MTN
5.00%, 05/13/2021	75,000	82,912
5.63%, 07/01/2020	2,340,000	2,674,648
5.88%, 02/07/2042	400,000	473,380
6.40%, 08/28/2017	1,325,000	1,503,577
6.88%, 04/25/2018	600,000	700,243
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A (A)	500,000	583,777
Citigroup, Inc.
5.38%, 08/09/2020	355,000	404,480
6.88%, 03/05/2038	110,000	144,408
8.13%, 07/15/2039	100,000	149,368
8.50%, 05/22/2019	550,000	695,813
CME Group, Inc.
3.00%, 09/15/2022	200,000	198,202
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	363,660
2.38%, 03/12/2019 (A)	600,000	597,358
3.98%, 06/15/2016	555,000	583,998
4.25%, 09/20/2022 (A)	332,000	351,731
General Electric Capital Corp., Series MTN
4.65%, 10/17/2021	900,000	995,728
5.50%, 01/08/2020	1,780,000	2,049,148
6.00%, 08/07/2019	420,000	493,371
6.75%, 03/15/2032	485,000	640,553
Invesco Finance PLC
4.00%, 01/30/2024	160,000	166,988
Jefferies Group LLC
6.25%, 01/15/2036	260,000	281,624
6.45%, 06/08/2027	180,000	202,734
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	170,000	173,201
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	333,148

	Principal	Value
Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.88%, 08/15/2021	$ 1,300,000	$ 1,372,342
5.35%, 09/01/2040	898,000	974,923
6.30%, 01/15/2038	500,000	606,283
BellSouth Telecommunications LLC
6.30%, 12/15/2015	50,000	50,966
British Telecommunications PLC
5.95%, 01/15/2018	200,000	227,192
9.63%, 12/15/2030	180,000	284,245
Centel Capital Corp.
9.00%, 10/15/2019	450,000	543,069
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	330,000	484,301
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 - 144A	758,000	775,087
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	401,106
Orange SA
9.00%, 03/01/2031	430,000	643,338
Telefonica Emisiones SAU
5.13%, 04/27/2020	402,000	445,558
5.46%, 02/16/2021	91,000	102,438
5.88%, 07/15/2019	261,000	299,375
Verizon Communications, Inc.
2.50%, 09/15/2016	80,000	82,571
3.45%, 03/15/2021	286,000	291,849
4.50%, 09/15/2020	476,000	518,175
5.05%, 03/15/2034	539,000	572,102
5.85%, 09/15/2035	175,000	200,931
6.40%, 09/15/2033	380,000	471,204
Verizon Pennsylvania LLC
8.35%, 12/15/2030 (A)	240,000	312,470
Electric Utilities - 1.6%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	129,471
Alabama Power Co.
6.00%, 03/01/2039	248,000	318,159
6.13%, 05/15/2038	77,000	98,848
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	83,069
Appalachian Power Co.
5.95%, 05/15/2033	50,000	58,271
6.38%, 04/01/2036	200,000	253,731
6.70%, 08/15/2037	200,000	263,305
Arizona Public Service Co.
4.50%, 04/01/2042	121,000	125,045
5.05%, 09/01/2041 (A)	303,000	342,707
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	214,201
8.88%, 11/15/2018	337,000	423,971
Comision Federal de Electricidad
4.88%, 05/26/2021 - 144A	261,000	277,312
DTE Electric Co.
2.65%, 06/15/2022	68,000	66,548
3.95%, 06/15/2042	101,000	97,970
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	171,515
6.00%, 01/15/2038	133,000	170,309
6.45%, 10/15/2032	100,000	128,386
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200,000	214,224
Duke Energy Progress, Inc.
3.00%, 09/15/2021	610,000	620,331
5.30%, 01/15/2019	80,000	90,820
Enel Finance International NV
5.13%, 10/07/2019 - 144A	450,000	503,334

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Electric Utilities (continued)
Florida Power & Light Co.
5.13%, 06/01/2041	$ 112,000	$ 130,929
5.95%, 10/01/2033 (A)	425,000	540,968
Great Plains Energy, Inc.
4.85%, 06/01/2021	26,000	28,633
Hydro-Quebec
8.40%, 01/15/2022	420,000	551,208
9.40%, 02/01/2021	100,000	134,750
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	486,387	526,481
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	560,447
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55,000	67,486
Nevada Power Co.
5.38%, 09/15/2040	52,000	61,428
5.45%, 05/15/2041	400,000	479,757
7.13%, 03/15/2019	100,000	121,253
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	78,000	78,457
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50,000	55,492
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	683,105
6.80%, 01/15/2019	200,000	236,545
Northern States Power Co.
5.35%, 11/01/2039	19,000	22,554
6.25%, 06/01/2036	100,000	131,287
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	172,620
3.25%, 09/15/2021 (A)	159,000	163,519
4.50%, 12/15/2041	200,000	204,051
5.40%, 01/15/2040	42,000	48,095
6.05%, 03/01/2034	60,000	73,960
PacifiCorp
5.50%, 01/15/2019	125,000	142,478
5.65%, 07/15/2018	100,000	114,240
6.25%, 10/15/2037	360,000	469,827
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	169,142
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	175,485
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	97,166
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	223,246
6.00%, 12/01/2039	50,000	62,476
7.75%, 03/01/2031	150,000	210,613
Public Service Co. of Colorado
2.25%, 09/15/2022	137,000	129,782
3.20%, 11/15/2020	56,000	57,407
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	61,641
Public Service Co. of Oklahoma
5.15%, 12/01/2019 (A)	133,000	148,838
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	138,000	127,005
5.38%, 11/01/2039	28,000	33,520
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	58,000	58,319
Southern California Edison Co.
3.90%, 12/01/2041	100,000	95,900
5.50%, 03/15/2040	130,000	157,466
6.65%, 04/01/2029	300,000	383,398

	Principal	Value
Electric Utilities (continued)
Virginia Electric and Power Co.
2.95%, 01/15/2022	$ 157,000	$ 158,087
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,374
3.65%, 12/15/2042	144,000	133,143
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	55,437
4.80%, 09/15/2041 (A)	116,000	125,382
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	75,000	77,198
6.00%, 04/01/2020	385,000	427,920
6.88%, 06/01/2018	92,000	105,364
Energy Equipment & Services - 0.6%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	281,699
Cameron International Corp.
4.00%, 12/15/2023 (A)	85,000	88,183
Enterprise Products Operating LLC
3.90%, 02/15/2024 (A)	112,000	114,713
5.10%, 02/15/2045	32,000	34,171
Halliburton Co.
6.15%, 09/15/2019	70,000	82,862
7.60%, 08/15/2096 - 144A	160,000	239,803
Nabors Industries, Inc.
4.63%, 09/15/2021	450,000	485,992
6.15%, 02/15/2018	205,000	232,627
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	87,000	89,090
5.25%, 03/15/2042 (A)	253,000	259,636
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	344,000	354,203
3.65%, 12/01/2023 (A)	164,000	170,224
Spectra Energy Capital LLC
7.50%, 09/15/2038	125,000	162,545
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	462,000	434,513
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	110,339
3.75%, 10/16/2023 (A)	135,000	138,958
6.50%, 08/15/2018	175,000	205,873
Transocean, Inc.
6.38%, 12/15/2021 (A)	161,000	183,556
6.50%, 11/15/2020 (A)	150,000	170,746
7.50%, 04/15/2031	200,000	239,822
Weatherford International, Ltd.
9.88%, 03/01/2039	655,000	1,011,486
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
4.13%, 05/15/2021	100,000	107,588
Kroger Co.
2.20%, 01/15/2017 (A)	123,000	126,182
5.40%, 07/15/2040	51,000	56,465
6.15%, 01/15/2020	300,000	349,486
7.50%, 04/01/2031	100,000	132,611
8.00%, 09/15/2029	175,000	231,176
Walgreen Co.
3.10%, 09/15/2022	516,000	504,162
Food Products - 0.3%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	310,000	386,864
Cargill, Inc.
3.30%, 03/01/2022 - 144A (A)	250,000	254,306
7.35%, 03/06/2019 - 144A	250,000	298,761

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Amount
Food Products (continued)
ConAgra Foods, Inc.
2.10%, 03/15/2018	$ 200,000	$ 199,676
Kraft Foods Group, Inc.
5.38%, 02/10/2020	318,000	359,107
6.88%, 01/26/2039	196,000	255,819
Mondelez International, Inc.
4.00%, 02/01/2024 (A)	500,000	519,362
Gas Utilities - 0.3%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	620,038
5.25%, 08/15/2019	100,000	112,726
5.88%, 03/15/2041	109,000	134,018
6.38%, 07/15/2016	300,000	329,392
Atmos Energy Corp.
4.95%, 10/15/2014	200,000	201,790
8.50%, 03/15/2019	44,000	55,762
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	330,000	337,102
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021 (A)	352,000	386,489
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	153,000	155,602
6.75%, 12/15/2037	305,000	399,996
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140,000	143,079
7.13%, 03/15/2018	250,000	293,779
UnitedHealth Group, Inc.
3.38%, 11/15/2021	412,000	421,827
WellPoint, Inc.
3.13%, 05/15/2022	492,000	486,253
3.30%, 01/15/2023 (A)	105,000	103,959
4.65%, 01/15/2043	38,000	38,650
Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	66,128
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020	600,000	628,091
5.75%, 10/01/2041	86,000	94,135
PSEG Power LLC
4.15%, 09/15/2021	91,000	96,124
5.13%, 04/15/2020	151,000	167,704
Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	280,119
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	208,115
7.20%, 06/01/2026	500,000	625,510
Insurance - 0.8%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	800,000	1,069,973
Allstate Corp.
5.00%, 08/15/2014	70,000	70,093
Aon Corp.
3.13%, 05/27/2016	235,000	244,097
3.50%, 09/30/2015	46,000	47,412
6.25%, 09/30/2040	83,000	103,379
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	270,045
5.75%, 01/15/2040	100,000	120,854

	Principal	Amount
Insurance (continued)
CNA Financial Corp.
5.85%, 12/15/2014	$ 200,000	$ 203,992
5.88%, 08/15/2020	282,000	327,132
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A (A)	200,000	219,721
Lincoln National Corp.
4.20%, 03/15/2022	53,000	56,237
4.85%, 06/24/2021	58,000	64,138
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	147,000	165,796
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A	720,000	760,084
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	200,000	309,106
Pacific Life Global Funding, Series MTN
5.00%, 05/15/2017 - 144A	100,000	107,602
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	300,000	462,942
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	145,000	145,762
2.25%, 10/15/2018 - 144A	200,000	200,503
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	900,000	1,221,476
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	614,428
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022 (A)	117,000	111,902
3.25%, 10/15/2020	420,000	432,454
4.00%, 07/15/2042	133,000	118,179
IT Services - 0.3%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	615,560
International Business Machines Corp.
1.25%, 02/06/2017	315,000	317,143
1.63%, 05/15/2020	277,000	264,804
4.00%, 06/20/2042 (A)	169,000	161,544
7.00%, 10/30/2025	508,000	672,191
Xerox Corp.
4.50%, 05/15/2021	80,000	85,855
5.63%, 12/15/2019 (A)	300,000	341,481
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	176,000	175,853
4.15%, 02/01/2024 (A)	435,000	451,213
Machinery - 0.2%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,898
2.60%, 06/26/2022	123,000	119,428
7.90%, 12/15/2018	250,000	310,256
Deere & Co.
2.60%, 06/08/2022	119,000	115,767
3.90%, 06/09/2042	107,000	102,228
Illinois Tool Works, Inc.
3.90%, 09/01/2042	624,000	588,179
Media - 1.1%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	299,631
7.25%, 05/18/2018	155,000	184,536
7.30%, 04/30/2028	130,000	161,268
7.70%, 10/30/2025	300,000	390,233
8.88%, 04/26/2023	200,000	267,587
CBS Corp.
5.50%, 05/15/2033	150,000	166,401
5.75%, 04/15/2020	63,000	72,336

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Amount
Media (continued)
7.88%, 07/30/2030	$ 130,000	$ 171,971
8.88%, 05/15/2019	100,000	127,723
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	574,936
Comcast Corp.
6.50%, 11/15/2035	100,000	128,291
7.05%, 03/15/2033	1,300,000	1,748,193
Cox Communications, Inc.
5.45%, 12/15/2014	16,000	16,282
Cox Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200,000	247,988
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	400,000	434,814
6.00%, 08/15/2040	200,000	228,233
6.38%, 03/01/2041	240,000	286,940
Discovery Communications LLC
4.38%, 06/15/2021	344,000	368,572
Historic TW, Inc.
9.15%, 02/01/2023	200,000	273,763
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	255,792
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	131,833
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	417,832
4.70%, 10/15/2019	75,000	82,388
Time Warner Cable, Inc.
6.75%, 07/01/2018	40,000	46,846
7.30%, 07/01/2038	90,000	120,032
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	364,715
Time Warner, Inc.
4.75%, 03/29/2021	140,000	154,612
6.25%, 03/29/2041	37,000	43,815
6.50%, 11/15/2036	50,000	60,908
7.63%, 04/15/2031	300,000	408,247
7.70%, 05/01/2032	100,000	137,572
Viacom, Inc.
3.88%, 12/15/2021	606,000	630,761
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (A)	82,000	82,565
3.25%, 11/21/2021	670,000	686,944
4.13%, 02/24/2042	300,000	292,416
6.50%, 04/01/2019	270,000	322,729
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (A)	250,000	247,536
Nucor Corp.
4.00%, 08/01/2023	63,000	64,848
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	438,002
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 (A)	80,000	83,293
3.75%, 09/20/2021	300,000	314,998
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	799,285
6.13%, 04/01/2036	310,000	384,554
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180,000	208,564
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	186,568
Consumers Energy Co.
2.85%, 05/15/2022	121,000	120,528
6.70%, 09/15/2019	100,000	120,663

	Principal	Amount
Multi-Utilities (continued)
Delmarva Power & Light Co.
4.00%, 06/01/2042	$ 294,000	$ 286,652
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	108,619
5.25%, 08/01/2033	500,000	569,497
6.40%, 06/15/2018	170,000	197,679
DTE Energy Co.
3.85%, 12/01/2023	152,000	157,407
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	396,680
Sempra Energy
6.00%, 10/15/2039	150,000	186,525
9.80%, 02/15/2019	400,000	524,936
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	105,946
6.90%, 04/01/2029	200,000	251,804
7.45%, 07/15/2017	240,000	279,661
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	321,181
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Holding Co.
7.15%, 05/15/2028 (A)	552,000	708,470
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	191,113
Apache Corp.
3.25%, 04/15/2022	111,000	113,464
4.75%, 04/15/2043	268,000	275,930
6.90%, 09/15/2018	180,000	214,351
BG Energy Capital PLC
5.13%, 10/15/2041 - 144A	200,000	217,100
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	436,190
3.25%, 05/06/2022	462,000	464,160
4.74%, 03/11/2021	100,000	110,951
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	409,989
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150,000	187,802
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	88,924
4.45%, 09/15/2042	223,000	218,708
Chevron Corp.
2.36%, 12/05/2022	80,000	76,470
3.19%, 06/24/2023 (A)	47,000	47,443
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	200,232
3.00%, 05/09/2023	254,000	236,696
ConocoPhillips
6.00%, 01/15/2020	105,000	123,558
6.65%, 07/15/2018	350,000	413,936
Devon Energy Corp.
4.75%, 05/15/2042 (A)	224,000	230,518
Encana Corp.
6.50%, 05/15/2019	150,000	176,807
Eni SpA
5.70%, 10/01/2040 - 144A	900,000	1,019,586
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	225,577
4.10%, 02/01/2021	300,000	325,664
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	420,039
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	385,725
Petro-Canada
5.35%, 07/15/2033	100,000	112,369

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Amount
Oil, Gas & Consumable Fuels (continued)
6.05%, 05/15/2018	$ 312,000	$ 358,401
7.88%, 06/15/2026 (A)	100,000	135,103
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	280,000	266,129
6.25%, 03/17/2024	412,000	434,903
Petrobras International Finance Co.
5.38%, 01/27/2021	400,000	412,024
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	81,000	85,860
6.38%, 01/23/2045 - 144A	228,000	262,200
Phillips 66
2.95%, 05/01/2017	161,000	167,928
4.30%, 04/01/2022	130,000	138,355
Shell International Finance BV
4.30%, 09/22/2019	300,000	331,374
4.38%, 03/25/2020	410,000	454,134
6.38%, 12/15/2038	100,000	130,732
Statoil ASA
3.15%, 01/23/2022	313,000	319,146
4.25%, 11/23/2041	236,000	238,199
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	476,564
6.10%, 06/01/2018	250,000	287,563
Talisman Energy, Inc.
7.75%, 06/01/2019	385,000	473,774
Tosco Corp.
7.80%, 01/01/2027	160,000	222,327
8.13%, 02/15/2030 (A)	230,000	338,878
Total Capital International SA
2.88%, 02/17/2022 (A)	688,000	686,099
Total Capital SA
4.13%, 01/28/2021 (A)	82,000	88,924
Pharmaceuticals - 0.1%
Actavis, Inc.
3.25%, 10/01/2022	162,000	158,737
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	153,163
3.40%, 05/06/2024	395,000	398,717
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	400,000	409,196
Real Estate Investment Trusts - 0.3%
CommonWealth REIT
5.88%, 09/15/2020 (A)	400,000	432,169
6.65%, 01/15/2018	215,000	233,745
Duke Realty, LP
3.88%, 02/15/2021	168,000	173,124
ERP Operating, LP
4.63%, 12/15/2021	479,000	526,388
HCP, Inc.
3.75%, 02/01/2019	232,000	245,744
4.20%, 03/01/2024 (A)	54,000	55,271
5.38%, 02/01/2021	105,000	118,549
Simon Property Group, LP
4.38%, 03/01/2021	210,000	230,372
5.65%, 02/01/2020	247,000	286,484
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176,000	182,139
3.60%, 09/01/2020	125,000	130,044
4.70%, 10/01/2019	75,000	83,831
5.75%, 05/01/2040	300,000	358,762
7.29%, 06/01/2036	90,000	120,960
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	203,440

	Principal	Amount
Road & Rail (continued)
CSX Corp.
4.25%, 06/01/2021	$ 65,000	$ 70,370
7.38%, 02/01/2019	350,000	425,234
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	169,200
6.00%, 03/15/2105	160,000	192,304
Ryder System, Inc., Series MTN
2.50%, 03/01/2017 (A)	440,000	452,605
3.60%, 03/01/2016	132,000	137,618
Union Pacific Corp.
2.95%, 01/15/2023	43,000	42,821
4.16%, 07/15/2022	306,000	331,805
4.30%, 06/15/2042	148,000	150,096
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	250,000	257,458
4.80%, 10/01/2041	150,000	156,956
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	229,777
Software - 0.3%
Intuit, Inc.
5.75%, 03/15/2017	70,000	77,752
Microsoft Corp.
3.63%, 12/15/2023	311,000	323,722
4.50%, 10/01/2040	70,000	72,947
Oracle Corp.
2.38%, 01/15/2019	182,000	184,565
5.00%, 07/08/2019	100,000	112,768
5.38%, 07/15/2040	123,000	139,231
6.13%, 07/08/2039	731,000	905,718
6.50%, 04/15/2038	200,000	256,109
Specialty Retail - 0.0% (E)
Lowe’s Cos., Inc.
5.50%, 10/15/2035	140,000	162,731
Lowe’s Cos., Inc., Series MTN
7.11%, 05/15/2037	120,000	160,746
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.49%, 05/03/2018 (B)	297,000	297,110
2.40%, 05/03/2023	494,000	466,369
2.85%, 05/06/2021	302,000	303,134
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	500,000	545,227
Water Utilities - 0.0% (E)
American Water Capital Corp.
3.85%, 03/01/2024 (A)	300,000	311,782
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	431,189
3.13%, 07/16/2022	236,000	229,036
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	290,000	294,595
Rogers Communications, Inc.
4.10%, 10/01/2023 (A)	213,000	220,126
5.45%, 10/01/2043	95,000	105,238
Vodafone Group PLC
1.63%, 03/20/2017	470,000	471,937
5.45%, 06/10/2019 (A)	75,000	85,437

Total Corporate Debt Securities (cost $146,246,185)		156,917,368

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	23,121,731	$ 23,121,731

Total Securities Lending Collateral (cost $23,121,731)		23,121,731

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (F), dated 07/31/2014, to be repurchased at $38,152,328 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.20%, due 10/17/2022, and with a value of $38,916,506.	$ 38,152,318	38,152,318

Total Repurchase Agreement (cost $38,152,318)		38,152,318

Total Investment Securities (cost $858,020,688) (G)		885,030,524
Other Assets and Liabilities - Net - (7.0)%		(57,722,840)

Net Assets - 100.0%		$ 827,307,684

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$131,557,163	$—	$131,557,163
U.S. Government Agency Obligations	—	329,200,494	—	329,200,494
Foreign Government Obligations	—	26,852,554	—	26,852,554
Mortgage-Backed Securities	—	116,263,161	—	116,263,161
Asset-Backed Securities	—	57,926,010	—	57,926,010
Municipal Government Obligations	—	5,039,725	—	5,039,725
Corporate Debt Securities	—	156,917,368	—	156,917,368
Securities Lending Collateral	23,121,731	—	—	23,121,731
Repurchase Agreement	—	38,152,318	—	38,152,318

Total Investment Securities	$23,121,731	$861,908,793	$—	$885,030,524

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $22,648,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $2,835,852, or 0.34% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Rate shown reflects the yield at July 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $858,020,688. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $31,966,068 and $4,956,232, respectively. Net unrealized appreciation for tax purposes is $27,009,836.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $127,403,603, or 15.40% of the fund’s net assets.
GO OF AUTH	General Obligation of Authority Bond
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
SBA	Small Business Administration

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%
Brazil - 1.1%
Lojas Americanas SA, 0.66% (A)	1,687,392	$ 10,747,246
Telefonica Brasil SA, 8.64% (A)	600	12,060
Vale SA, 6.63% (A)	58,235	747,718
Colombia - 0.6%
Banco Davivienda SA, 2.88% (A)	234,031	3,962,981
Bancolombia SA, 2.58% (A)	41,477	640,915
Cementos Argos SA, 2.10% (A)	286,437	1,617,818
India - 0.0% (B)
ZEE Entertainment Enterprises, Ltd., 6.00%	29,682,198	392,346

Total Preferred Stocks (cost $15,723,800)		18,121,084

COMMON STOCKS - 67.4%
Brazil - 8.3%
AMBEV SA - ADR	193,580	1,333,766
B2W Cia Digital (C)	279,156	4,072,263
Banco Bradesco SA - ADR	281,169	4,296,262
BM&FBovespa SA	2,624,046	14,006,478
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	626,600	3,471,675
Diagnosticos da America SA	491,400	3,209,938
Embraer SA - ADR	173,860	6,613,634
Estacio Participacoes SA	602,800	7,479,370
Kroton Educacional SA	277,712	7,395,861
Localiza Rent a Car SA	13,100	208,561
Multiplan Empreendimentos Imobiliarios SA (C)	15,300	363,491
Natura Cosmeticos SA	455,400	7,091,695
Petroleo Brasileiro SA - Class A ADR (C)	1,073,300	18,052,906
Sul America SA	501,266	3,015,881
Telefonica Brasil SA - ADR	299,480	6,034,522
Chile - 0.7%
Cencosud SA	2,287,217	7,117,190
China - 7.3%
Baidu, Inc. - ADR (C)	186,460	40,284,683
Ctrip.com International, Ltd. - ADR (C)	62,190	3,982,026
Home Inns & Hotels Management, Inc. - ADR (C)	117,250	4,183,480
JD.com, Inc. - ADR (C)	39,476	1,128,224
Mindray Medical International, Ltd. - ADR (D)	104,530	3,141,127
New Oriental Education & Technology Group, Inc. - ADR	303,700	5,937,335
Tencent Holdings, Ltd.	844,125	13,697,698
Youku Tudou, Inc. - ADR (C) (D)	165,780	3,156,451
Colombia - 1.2%
Almacenes Exito SA	222,613	3,594,081
Bancolombia SA - ADR (D)	72,890	4,549,065
Grupo de Inversiones Suramericana SA	197,165	4,391,378
Denmark - 1.1%
Carlsberg A/S - Class B	118,453	11,333,399
Egypt - 0.4%
Commercial International Bank Egypt SAE	734,099	4,335,113
France - 1.8%
LVMH Moet Hennessy Louis Vuitton SA	44,170	7,598,215
Pernod Ricard SA	94,380	10,569,729
Hong Kong - 8.9%
AIA Group, Ltd.	1,413,600	7,582,265
China Life Insurance Co., Ltd. - Class H	12,000	35,715
China Oilfield Services, Ltd. - Class H	1,424,000	3,541,166

	Shares	Value
Hong Kong (continued)
CNOOC, Ltd.	4,273,000	$ 7,547,483
Hang Lung Group, Ltd.	712,750	3,822,332
Hang Lung Properties, Ltd. (D)	3,686,549	11,385,379
Hong Kong Exchanges and Clearing, Ltd.	302,172	6,780,575
HSBC Holdings PLC	390,400	4,182,259
Prada SpA (D)	2,038,500	14,483,527
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (D)	3,157,000	3,238,268
Sinopharm Group Co., Ltd. - Class H (D) (E)	1,692,600	4,970,749
SOHO China, Ltd.	5,060,500	4,247,751
Tingyi Cayman Islands Holding Corp.	3,943,000	11,215,329
Tsingtao Brewery Co., Ltd. - Class H	416,000	3,378,758
Want Want China Holdings, Ltd. (D)	4,319,000	5,908,781
India - 9.5%
Ambuja Cements, Ltd.	935,540	3,169,905
Apollo Hospitals Enterprise, Ltd.	211,680	3,507,568
Asian Paints, Ltd.	327,285	3,379,274
Cipla, Ltd.	558,041	4,200,029
Colgate-Palmolive India, Ltd.	133,434	3,456,083
Divi’s Laboratories, Ltd.	20,060	491,898
Dr. Reddy’s Laboratories, Ltd.	77,575	3,598,811
Glenmark Pharmaceuticals, Ltd.	101,286	1,095,077
Hindustan Unilever, Ltd.	139,223	1,568,189
Housing Development Finance Corp.	1,124,645	19,641,977
ICICI Bank, Ltd. - ADR	291,540	14,582,831
Infosys, Ltd.	277,560	15,335,374
Lupin, Ltd.	45,075	877,293
Marico Kaya Enterprises, Ltd. (C) (E)	4,409	21,432
Marico, Ltd.	512,656	2,160,825
Shriram Transport Finance Co., Ltd.	48,857	722,127
Sun Pharmaceuticals Industries, Ltd.	172,034	2,233,956
Tata Consultancy Services, Ltd.	179,744	7,648,468
Ultratech Cement, Ltd.	84,545	3,371,142
Zee Entertainment Enterprises, Ltd.	1,491,522	7,145,693
Indonesia - 2.1%
Astra International Tbk PT	18,564,500	12,258,966
Indocement Tunggal Prakarsa Tbk PT	1,730,500	3,746,347
Semen Indonesia Persero Tbk PT	2,754,000	3,862,841
Unilever Indonesia Tbk PT	575,500	1,505,839
Korea, Republic of - 0.7%
NAVER Corp. (E)	7,079	5,054,733
Shinsegae Co., Ltd.	8,363	1,892,003
Luxembourg - 1.0%
Tenaris SA - ADR (D)	239,210	10,278,854
Malaysia - 0.8%
Genting Bhd	2,852,200	8,776,801
Mexico - 3.7%
America Movil SAB de CV - Series L ADR	320,260	7,548,528
Fomento Economico Mexicano SAB de CV	810,633	7,623,139
Grupo Aeroportuario del Sureste SAB de CV - Class B (D)	96,884	1,204,821
Grupo Financiero Banorte SAB de CV - Class O	1,145,725	7,622,278
Grupo Financiero Inbursa SAB de CV - Class O	1,778,579	5,435,294
Grupo Mexico SAB de CV - Series B	460,322	1,637,938
Grupo Televisa SAB - ADR	214,240	7,624,802
Philippines - 1.5%
International Container Terminal Services, Inc.	312,750	811,625
Jollibee Foods Corp.	932,830	3,781,645

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Philippines (continued)
SM Investments Corp.	341,392	$ 6,215,823
SM Prime Holdings, Inc.	13,274,163	4,650,400
Russian Federation - 2.2%
Alrosa AO (F)	3,230,400	3,985,212
Magnit OJSC (C) (F)	73,973	19,138,605
Singapore - 0.7%
Jardine Strategic Holdings, Ltd.	189,734	6,781,331
South Africa - 1.3%
MTN Group, Ltd.	382,317	7,913,724
Naspers, Ltd. - Class N	45,800	5,632,347
Switzerland - 0.9%
CIE Financiere Richemont SA	102,522	9,728,540
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,489,459	13,990,226
Thailand - 0.8%
Airports of Thailand PCL	144,300	961,701
CP ALL PCL	4,914,000	7,077,935
Turkey - 2.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS - Class B (C)	370,060	4,488,220
BIM Birlesik Magazalar AS	156,966	3,716,934
Haci Omer Sabanci Holding AS	1,682,139	7,839,759
Turkiye Garanti Bankasi AS	1,296,522	5,339,367
Ulker Biskuvi Sanayi AS	240,710	1,862,870
United Kingdom - 6.3%
Diageo PLC	74,100	2,225,395
Eurasia Drilling Co., Ltd. - GDR, Reg S	98,504	2,988,612
Genel Energy PLC (C)	200,050	3,366,547
Glencore PLC	2,550,150	15,409,603
NOVATEK OAO - GDR, Reg S	152,300	15,760,270
Old Mutual PLC (D)	2,008,927	6,617,218
SABMiller PLC	161,800	8,810,266
Tullow Oil PLC	850,109	10,422,787
United States - 2.7%
Almacenes Exito SA - GDR, 144A	203,900	3,287,378
InRetail Peru Corp. - 144A (C) (F)	52,130	817,138
MercadoLibre, Inc. (D)	85,710	7,928,175
Yandex NV - Class A (C) (D)	541,730	16,403,584

Total Common Stocks (cost $637,520,805)		700,200,207

WARRANT - 0.1%
Malaysia - 0.1%
Genting Bhd (C)
Expiration: 12/18/2018
Exercise Price: $7.96	572,950	505,544

Total Warrant (cost $269,962)		505,544

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	50,963,842	50,963,842

Total Securities Lending Collateral (cost $50,963,842)		50,963,842

	Principal	Value
REPURCHASE AGREEMENT - 4.8%

State Street Bank & Trust Co.
0.01% (A), dated 07/31/2014, to be repurchased at $49,515,200 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.12%, due 11/07/2022, and with a value of $50,509,498.

	$ 49,515,187	$ 49,515,187

Total Repurchase Agreement (cost $49,515,187)		49,515,187

Total Investment Securities (cost $753,993,596) (G)		819,305,864
Other Assets and Liabilities - Net - 21.1%		219,097,577

Net Assets - 100.0%		$ 1,038,403,441

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Internet Software & Services	10.6%		$86,525,324
Oil, Gas & Consumable Fuels	6.7		55,149,993
Banks	6.7		54,946,365
Beverages	6.1		49,762,672
Food & Staples Retailing	5.7		46,641,264
Diversified Financial Services	4.0		33,018,190
Textiles, Apparel & Luxury Goods	3.9		31,810,282
Real Estate Management & Development	3.0		24,469,353
IT Services	2.8		22,983,842
Metals & Mining	2.7		21,780,471
Diversified Consumer Services	2.5		20,812,566
Media	2.5		20,795,188
Thrifts & Mortgage Finance	2.4		19,641,977
Food Products	2.3		18,986,980
Insurance	2.1		17,251,079
Hotels, Restaurants & Leisure	2.1		17,247,470
Energy Equipment & Services	2.1		16,808,632
Construction Materials	1.9		15,768,053
Wireless Telecommunication Services	1.9		15,462,252
Semiconductors & Semiconductor Equipment	1.7		13,990,226
Industrial Conglomerates	1.6		12,997,154
Automobiles	1.5		12,258,966
Pharmaceuticals	1.5		12,005,166
Health Care Providers & Services	1.4		11,688,255
Multiline Retail	1.3		10,747,246
Personal Products	1.1		9,273,952
Internet & Catalog Retail	1.1		9,182,513
Aerospace & Defense	0.8		6,613,634
Household Products	0.8		6,530,111
Health Care Equipment & Supplies	0.8		6,379,395
Diversified Telecommunication Services	0.7		6,046,582
Household Durables	0.4		3,471,675
Chemicals	0.4		3,379,274
Transportation Infrastructure	0.4		2,978,147
Consumer Finance	0.1		722,127
Life Sciences Tools & Services	0.1		491,898
Road & Rail	0.0	(B)	208,561

Investment Securities, at Value	87.7		718,826,835
Short-Term Investments	12.3		100,479,029

Total Investments	100.0%		$819,305,864

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Preferred Stocks	$17,728,738	$392,346	$—	$18,121,084
Common Stocks
Brazil	86,646,303	—	—	86,646,303
Chile	7,117,190	—	—	7,117,190
China	61,813,326	13,697,698	—	75,511,024
Colombia	12,534,524	—	—	12,534,524
Denmark	—	11,333,399	—	11,333,399
Egypt	—	4,335,113	—	4,335,113
France	—	18,167,944	—	18,167,944
Hong Kong	—	92,320,337	—	92,320,337
India	14,582,831	83,603,689	21,432	98,207,952
Indonesia	—	21,373,993	—	21,373,993
Korea, Republic of	—	6,946,736	—	6,946,736
Luxembourg	10,278,854	—	—	10,278,854
Malaysia	—	8,776,801	—	8,776,801
Mexico	38,696,800	—	—	38,696,800
Philippines	—	15,459,493	—	15,459,493
Russian Federation	—	23,123,817	—	23,123,817
Singapore	—	6,781,331	—	6,781,331
South Africa	—	13,546,071	—	13,546,071
Switzerland	—	9,728,540	—	9,728,540
Taiwan	—	13,990,226	—	13,990,226
Thailand	—	8,039,636	—	8,039,636
Turkey	—	23,247,150	—	23,247,150
United Kingdom	—	65,600,698	—	65,600,698
United States	27,619,137	—	817,138	28,436,275
Warrant	—	505,544	—	505,544
Securities Lending Collateral	50,963,842	—	—	50,963,842
Repurchase Agreement	—	49,515,187	—	49,515,187

Total Investment Securities	$327,981,545	$490,485,749	$838,570	$819,305,864

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (I)	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (K)
Common Stocks	$1,061,041	$138,061	$(418,301)	$—	$(64,899)	$122,668	$—	$—	$838,570	$122,668

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Percentage rounds to less than 0.1%.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $49,100,606. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $10,046,914, or 0.97% of the fund’s net assets.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $23,940,955, or 2.31% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $753,993,596. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $87,121,077 and $21,808,809, respectively. Net unrealized appreciation for tax purposes is $65,312,268.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $4,104,516, or 0.40% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 90.7%
Aerospace & Defense - 7.7%
General Dynamics Corp.	203,641	$ 23,779,159
Honeywell International, Inc.	525,600	48,265,848
Raytheon Co.	426,500	38,713,405
Airlines - 1.5%
Southwest Airlines Co.	776,800	21,967,904
Banks - 8.2%
PNC Financial Services Group, Inc.	633,800	52,326,528
Wells Fargo & Co.	1,274,700	64,882,230
Capital Markets - 3.8%
State Street Corp.	774,000	54,520,560
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	557,100	35,827,101
Construction Materials - 1.7%
CRH PLC - ADR	1,028,300	24,154,767
Consumer Finance - 3.3%
American Express Co.	534,500	47,036,000
Diversified Financial Services - 7.5%
Bank of America Corp.	3,795,700	57,884,425
JPMorgan Chase & Co.	855,700	49,348,219
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	1,084,900	38,611,591
Verizon Communications, Inc.	684,700	34,522,574
Electric Utilities - 1.4%
Entergy Corp. - Class B	288,500	21,011,455
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	521,400	38,364,612
Health Care Equipment & Supplies - 3.4%
Medtronic, Inc. (A)	798,400	49,293,216
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	395,600	28,344,740
Household Durables - 0.9%
Lennar Corp. - Class A (A)	343,400	12,441,382
Industrial Conglomerates - 0.9%
General Electric Co.	513,000	12,901,950
Insurance - 1.7%
Loews Corp.	574,797	24,216,198
Machinery - 3.9%
Illinois Tool Works, Inc. - Class A	411,900	33,928,203
Stanley Black & Decker, Inc.	246,528	21,558,874
Metals & Mining - 0.9%
Rio Tinto PLC - ADR (A)	229,000	13,119,410
Multiline Retail - 2.6%
Target Corp.	618,100	36,832,579
Oil, Gas & Consumable Fuels - 12.6%
BP PLC - ADR	942,700	46,164,019
ConocoPhillips	605,500	49,953,750
Occidental Petroleum Corp.	388,500	37,960,335
Phillips 66	581,600	47,173,576
Pharmaceuticals - 10.0%
Johnson & Johnson	504,200	50,465,378
Merck & Co., Inc.	901,500	51,151,110
Pfizer, Inc.	1,466,800	42,097,160
Road & Rail - 1.3%
Norfolk Southern Corp.	183,000	18,603,780
Specialty Retail - 0.9%
Gap, Inc. - Class A (A)	336,200	13,484,982

	Shares	Value
Tobacco - 4.2%
Altria Group, Inc.	540,400	$ 21,940,240
Philip Morris International, Inc.	477,100	39,126,971

Total Common Stocks (cost $1,105,545,456)		1,301,974,231

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	25,943,863	25,943,863

Total Securities Lending Collateral (cost $25,943,863)		25,943,863

	Principal	Value
REPURCHASE AGREEMENT - 8.2%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $117,618,374 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.25% - 3.00%, due 01/01/2033 - 06/25/2037, and with a total value of $119,971,605.	$ 117,618,341	117,618,341

Total Repurchase Agreement (cost $117,618,341)		117,618,341

Total Investment Securities (cost $1,249,107,660) (C)		1,445,536,435
Other Assets and Liabilities - Net - (0.7)%		(10,081,686)

Net Assets - 100.0%		$ 1,435,454,749

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,301,974,231	$—	$—	$1,301,974,231
Securities Lending Collateral	25,943,863	—	—	25,943,863
Repurchase Agreement	—	117,618,341	—	117,618,341

Total Investment Securities	$1,327,918,094	$117,618,341	$—	$1,445,536,435

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $25,401,596. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,249,107,660. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $203,409,648 and $6,980,873, respectively. Net unrealized appreciation for tax purposes is $196,428,775.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 51.8%
Argentina - 1.8%
Argentina Boden Bonds
7.00%, 10/03/2015	$ 4,405,000	$ 4,162,121
Argentina Bonar Bonds Series X
7.00%, 04/17/2017	7,083,000	6,320,607
Belarus - 1.1%
Republic of Belarus
8.75%, 08/03/2015 - Reg S	6,290,000	6,415,800
Brazil - 2.9%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2018	BRL 15,050,000	4,543,498
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/2023	20,788,000	8,300,321
Brazilian Government International Bond
5.00%, 01/27/2045 (A)	$ 4,800,000	4,620,000
Cayman Islands - 0.4%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 - 144A	2,500,000	2,481,250
Colombia - 3.0%
Colombia Government International Bond
4.00%, 02/26/2024	2,720,000	2,781,200
4.38%, 03/21/2023 (B)	COP 18,267,000,000	8,745,407
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 - 144A	13,074,000,000	6,466,832
Costa Rica - 0.8%
Costa Rica Government International Bond
10.00%, 08/01/2020 - 144A	$ 3,485,000	4,452,087
Cote d’Ivoire - 1.1%
Ivory Coast Government International Bond
5.75%, 12/31/2032 - Reg S (C)	6,636,000	6,512,637
Croatia - 2.7%
Croatia Government International Bond
3.88%, 05/30/2022 - Reg S	EUR 4,800,000	6,385,663
6.75%, 11/05/2019 - 144A	$ 8,770,000	9,767,587
Ecuador - 1.5%
Ecuador Government International Bond
7.95%, 06/20/2024 - 144A	6,600,000	6,880,500
9.38%, 12/15/2015 - Reg S	2,210,000	2,320,500
Guatemala - 0.8%
Guatemala Government Bond
4.88%, 02/13/2028 - 144A	4,900,000	4,924,500
Hungary - 3.1%
Hungary Government Bond
6.00%, 11/24/2023	HUF 1,105,500,000	5,202,908
7.00%, 06/24/2022	1,171,000,000	5,815,909
Hungary Government International Bond
4.00%, 03/25/2019	$ 3,130,000	3,217,546
5.38%, 03/25/2024	4,170,000	4,409,775
Indonesia - 6.5%
Indonesia Government International Bond
6.63%, 02/17/2037 - 144A	5,510,000	6,364,050
Indonesia Government International Bond, Series MTN
3.38%, 04/15/2023 - 144A	5,525,000	5,234,938

	Principal	Value
Indonesia (continued)
Indonesia Treasury Bond
5.63%, 05/15/2023	IDR 112,723,000,000	$ 8,251,586
7.00%, 05/15/2022	73,587,000,000	5,974,673
Perusahaan Penerbit SBSN Indonesia
3.30%, 11/21/2022 - 144A (B)	$ 10,825,000	10,040,188
6.13%, 03/15/2019 - 144A (B)	2,300,000	2,558,750
Kenya - 0.4%
Kenya Government International Bond
6.88%, 06/24/2024 - 144A	2,350,000	2,494,408
Lithuania - 0.9%
Lithuania Government International Bond
6.13%, 03/09/2021 - 144A	4,673,000	5,467,410
Mexico - 2.9%
Mexican Bonos
6.50%, 06/09/2022	MXN 101,700,000	8,111,760
7.75%, 05/29/2031	31,584,600	2,686,244
Mexican Udibonos Series S
4.00%, 11/08/2046	21,585,913	1,843,522
4.50%, 11/22/2035	53,399,436	4,824,497
Montenegro - 0.2%
Montenegro Government International Bond
5.38%, 05/20/2019 - 144A	EUR 1,000,000	1,383,774
Pakistan - 0.2%
Pakistan Government International Bond
7.25%, 04/15/2019 - 144A (B)	$ 1,350,000	1,404,000
Panama - 0.5%
Panama Government International Bond
4.30%, 04/29/2053	3,370,000	2,923,475
Romania - 2.5%
Romania Government Bond
5.60%, 11/28/2018	RON 24,440,000	8,173,646
5.95%, 06/11/2021	12,910,000	4,325,472
Romanian Government International Bond, Series MTN
3.63%, 04/24/2024 - Reg S	EUR 650,000	918,254
4.88%, 01/22/2024 - 144A	$ 1,350,000	1,436,062
Russian Federation - 1.9%
Russian Federal Bond - OFZ
7.05%, 01/19/2028	RUB 238,997,000	5,575,320
8.15%, 02/03/2027	190,000,000	4,913,690
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 - Reg S (B) (C)	$ 719,250	814,191
Slovenia - 3.1%
Slovenia Government International Bond
5.25%, 02/18/2024 - 144A	9,370,000	10,020,091
5.50%, 10/26/2022 - 144A	7,600,000	8,284,000
South Africa - 1.4%
South Africa Government Bond
6.50%, 02/28/2041	ZAR 38,985,000	2,724,842
8.25%, 09/15/2017	57,050,000	5,481,971
Sri Lanka - 1.1%
Sri Lanka Government International Bond
6.00%, 01/14/2019 - 144A	$ 6,100,000	6,466,000
Supranational - 2.7%
Eastern and Southern African Trade and Development Bank, Series MTN
6.88%, 01/09/2016 - Reg S	4,480,000	4,636,800
Eurasian Development Bank
4.77%, 09/20/2022 - 144A	423,000	408,457

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Supranational (continued)
European Bank for Reconstruction & Development, Series MTN
5.00%, 05/28/2015	INR 370,000,000	$ 6,062,076
International Finance Corp., Series MTN
7.75%, 12/03/2016	235,100,000	3,920,849
7.80%, 06/03/2019	70,350,000	1,211,779
Turkey - 2.4%
Hazine Mustesarligi Varlik Kiralama AS
4.56%, 10/10/2018 - 144A	$ 2,975,000	3,105,156
Turkey Government Bond
10.50%, 01/15/2020	TRY 12,201,000	6,172,244
Turkey Government International Bond
5.75%, 03/22/2024 (B)	$ 4,480,000	4,916,800
Ukraine - 2.3%
Ukraine Government International Bond
6.25%, 06/17/2016 - 144A	6,030,000	5,803,875
6.88%, 09/23/2015 - 144A (B)	5,837,000	5,656,053
9.25%, 07/24/2017 - 144A (B)	2,280,000	2,308,500
Venezuela - 3.6%
Republic of Venezuela
6.00%, 12/09/2020 - Reg S	2,760,000	2,083,800
Venezuela Government International Bond
7.75%, 10/13/2019 - Reg S	3,500,000	2,957,500
9.25%, 09/15/2027	10,360,000	8,702,400
11.75%, 10/21/2026 - Reg S	7,805,000	7,406,945

Total Foreign Government Obligations (cost $304,878,387)		308,776,696

ASSET-BACKED SECURITY - 0.5%
United States - 0.5%
Brazil Loan Trust 1
5.48%, 07/24/2023 - 144A	3,120,345	3,221,756

Total Asset-Backed Security (cost $3,165,528)		3,221,756

CORPORATE DEBT SECURITIES - 38.6%
Argentina - 0.5%
YPF SA
8.75%, 04/04/2024 - 144A (B)	2,620,000	2,724,800
Austria - 0.5%
JBS Investments GmbH
7.75%, 10/28/2020 - 144A	2,600,000	2,788,500
Bermuda - 1.3%
Digicel Group, Ltd.
7.13%, 04/01/2022 - 144A (B)	4,655,000	4,724,825
Pacnet, Ltd.
9.00%, 12/12/2018 - 144A	2,700,000	2,943,000
Brazil - 3.4%
Banco BMG SA
8.00%, 04/15/2018 - 144A	3,000,000	3,150,000
Banco do Brasil SA
9.00%, 06/18/2024 - 144A (B) (D) (E)	7,880,000	7,625,476
Banco Santander Brasil SA
8.00%, 03/18/2016 - 144A	BRL 9,800,000	4,139,866
Telemar Norte Leste SA
9.50%, 04/23/2019 - 144A	$ 4,590,000	5,186,700
Canada - 0.3%
First Quantum Minerals, Ltd.
7.25%, 05/15/2022 - 144A	1,900,000	1,954,625
Cayman Islands - 5.0%
Braskem Finance, Ltd.
6.45%, 02/03/2024 (B)	3,920,000	4,114,824

	Principal	Value
Cayman Islands (continued)
Dubai Holding Commercial Operations MTN, Ltd., Series MTN
6.00%, 02/01/2017	GBP 1,950,000	$ 3,407,410
KWG Property Holding, Ltd. 13.25%, 03/22/2017 - Reg S (B)	$ 1,600,000	1,860,000
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 - 144A	3,990,000	4,228,203
Odebrecht Finance, Ltd.
8.25%, 04/25/2018 - 144A	BRL 9,620,000	3,890,402
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/2043 - 144A	$ 4,600,000	4,556,852
Saudi Electricity Global Sukuk Co. 3
5.50%, 04/08/2044 - 144A (B)	2,440,000	2,555,900
Vale Overseas, Ltd.
8.25%, 01/17/2034	4,180,000	5,226,718
Chile - 0.5%
GNL Quintero SA
4.63%, 07/31/2029 - 144A	3,240,000	3,267,200
Colombia - 0.7%
Bancolombia SA
6.13%, 07/26/2020 (B)	1,415,000	1,535,275
Ecopetrol SA
5.88%, 05/28/2045 (B)	2,640,000	2,758,800
El Salvador - 0.6%
Telemovil Finance Co., Ltd.
8.00%, 10/01/2017 - 144A	600,000	624,000
8.00%, 10/01/2017 - Reg S	3,000,000	3,120,000
Hungary - 0.4%
MFB Magyar Fejlesztesi Bank Zrt
6.25%, 10/21/2020 - 144A (B)	2,045,000	2,275,062
India - 0.4%
Indian Oil Corp, Ltd.
5.63%, 08/02/2021 - Reg S (B)	2,000,000	2,128,008
Indonesia - 0.3%
Pertamina Persero PT
6.45%, 05/30/2044 - 144A	1,480,000	1,550,300
Ireland - 1.3%
ALFA Bank OJSC Via ALFA Bond Issuance PLC
7.88%, 09/25/2017 - 144A (B)	2,000,000	2,080,000
Federal Grid Co., OJSC Via Federal Grid Finance, Ltd., Series MTN
8.45%, 03/13/2019 - Reg S	RUB 98,200,000	2,501,123
Vimpel Communications Via VIP Finance Ireland, Ltd., OJSC
7.75%, 02/02/2021 - 144A	$ 2,920,000	2,996,650
Israel - 0.6%
Israel Electric Corp, Ltd.
5.63%, 06/21/2018 - Reg S (B)	3,200,000	3,411,200
Luxembourg - 1.6%
Atento Luxco 1 SA
7.38%, 01/29/2020 - Reg S (B)	2,500,000	2,550,000
7.38%, 01/29/2020 - 144A	800,000	816,000
Evraz Group SA
6.75%, 04/27/2018 - Reg S	2,460,000	2,327,652
NII International Telecom SCA
7.88%, 08/15/2019 - 144A (B)	1,830,000	1,509,750
Tupy Overseas SA
6.63%, 07/17/2024 - 144A	2,300,000	2,357,500
Mexico - 3.8%
America Movil SAB de CV
6.00%, 06/09/2019	MXN 67,790,000	5,202,703
8.46%, 12/18/2036	50,000,000	3,718,249

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Mexico (continued)
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 - 144A	$ 1,550,000	$ 1,499,625
Fermaca Enterprises S de RL de CV
6.38%, 03/30/2038 - 144A (B)	3,550,000	3,692,000
Grupo Televisa SAB, Series MTN
7.25%, 05/14/2043	MXN 73,780,000	4,781,480
Petroleos Mexicanos
6.38%, 01/23/2045 - 144A	$ 1,495,000	1,719,250
8.63%, 02/01/2022 (B)	1,450,000	1,813,225
Netherlands - 2.3%
Bharti Airtel International Netherlands BV
5.13%, 03/11/2023 - 144A	5,150,000	5,324,327
Petrobras Global Finance BV
6.25%, 03/17/2024	5,535,000	5,842,691
VimpelCom Holdings BV
5.95%, 02/13/2023 - 144A	2,920,000	2,708,300
Panama - 1.5%
ENA Norte Trust
4.95%, 04/25/2028 - 144A	4,586,247	4,712,369
Global Bank Corp.
4.75%, 10/05/2017 - 144A	4,200,000	4,347,000
Peru - 1.2%
Corp. Financiera de Desarrollo SA
3.25%, 07/15/2019 - 144A (B)	2,500,000	2,498,750
5.25%, 07/15/2029 - 144A (B) (D)	2,300,000	2,334,500
Telefonica del Peru SAA
8.00%, 04/11/2016 - Reg S	PEN 6,740,001	2,490,504
Singapore - 0.5%
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A	$2,700,000	2,791,125
Turkey - 2.6%
Finansbank AS
6.25%, 04/30/2019 - 144A (B)	5,800,000	6,083,040
TC Ziraat Bankasi AS
4.25%, 07/03/2019 - 144A (B)	3,520,000	3,506,976
Turkiye Garanti Bankasi AS, Series MTN
4.75%, 10/17/2019 - 144A (B)	2,975,000	3,007,725
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 - 144A	3,100,000	3,129,760
Ukraine - 0.8%
National JSC Naftogaz of Ukraine
9.50%, 09/30/2014 (B)	5,160,000	5,018,100
United Arab Emirates - 0.2%
DP World, Ltd., Series MTN
6.85%, 07/02/2037 - 144A (B)	810,000	903,150
United States - 2.5%
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A	3,745,000	3,777,581
NII Capital Corp.
7.63%, 04/01/2021 (B)	2,267,000	600,755
10.00%, 08/15/2016 (B)	1,920,000	518,400
Rio Oil Finance Trust
6.25%, 07/06/2024 - 144A (B)	7,460,000	7,772,246
Rolta Americas LLC
8.88%, 07/24/2019 - 144A	2,300,000	2,358,650
Venezuela - 4.1%
Petroleos de Venezuela SA
4.90%, 10/28/2014 (B)	2,405,000	2,396,102
5.00%, 10/28/2015 (B)	8,941,000	8,393,364
8.50%, 11/02/2017 - Reg S (B)	3,117,100	2,902,799
9.00%, 11/17/2021 - Reg S (B)	12,660,000	10,761,000

	Principal	Value
Virgin Islands, British - 1.7%
Arcos Dorados Holdings, Inc.
6.63%, 09/27/2023 - 144A (B)	$ 3,288,000	$ 3,394,860
GTL Trade Finance, Inc.
7.25%, 04/16/2044 - 144A	1,200,000	1,236,000
OAS Finance, Ltd.
8.00%, 07/02/2021 - 144A (B)	4,260,000	4,249,350
OAS Financial, Ltd.
8.88%, 04/25/2018 - Reg S (D) (E)	1,350,000	1,312,875

Total Corporate Debt Securities (cost $231,401,490)		229,685,452

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	91,993,017	91,993,017

Total Securities Lending Collateral (cost $91,993,017)		91,993,017

	Principal	Value
REPURCHASE AGREEMENT - 5.6%
State Street Bank & Trust Co. 0.01% (F), dated 07/31/2014, to be repurchased at $33,113,042 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $33,778,940.	$ 33,113,033	33,113,033

Total Repurchase Agreement (cost $33,113,033)		33,113,033

Total Investment Securities (cost $664,551,455) (G)		666,789,954
Other Assets and Liabilities - Net - (11.9)%		(70,889,013)

Net Assets - 100.0%		$ 595,900,941

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACTS: (H)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Long U.S. Treasury Bond	Short	(60)	09/19/2014	$22,828

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	NTC	(687,932)	08/29/2014	$(923,022)	$1,761
GBP	NTC	(3,909,882)	08/29/2014	(6,620,611)	21,147
MXN	JPM	153,349,109	08/29/2014	11,737,488	(163,519)
RUB	JPM	105,480,000	08/18/2014	3,000,000	(61,769)
RUB	JPM	(257,668,000)	08/18/2014	(7,400,000)	222,449
RUB	SCB	105,495,000	08/18/2014	3,000,000	(61,351)
RUB	SCB	(132,392,000)	08/18/2014	(3,800,000)	112,113
TRY	JPM	17,621,100	08/29/2014	8,294,331	(125,912)
ZAR	JPM	(156,577,677)	08/29/2014	(14,698,955)	168,305

					$113,224

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	46.3%	$308,776,696
Oil, Gas & Consumable Fuels	7.6	50,799,564
Banks	6.4	42,379,805
Wireless Telecommunication Services	3.9	25,723,632
Diversified Financial Services	2.3	15,106,619
Metals & Mining	2.0	13,102,495
Diversified Telecommunication Services	1.9	13,001,531
Electric Utilities	1.6	10,523,952
Construction & Engineering	1.4	9,452,627
Chemicals	1.2	7,892,405
Food Products	1.0	7,016,703
Gas Utilities	1.0	6,959,200
Commercial Services & Supplies	1.0	6,773,410
Transportation Infrastructure	0.8	5,615,519
Media	0.7	4,781,480
Hotels, Restaurants & Leisure	0.5	3,394,860
Asset-Backed Security	0.5	3,221,756
Internet Software & Services	0.4	2,943,000
Software	0.4	2,358,650
Real Estate Management & Development	0.3	1,860,000

Investment Securities, at Value	81.2	541,683,904
Short-Term Investments	18.8	125,106,050

Total Investments	100.0%	$666,789,954

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Foreign Government Obligations	$—	$308,776,696	$—	$308,776,696
Asset-Backed Security	—	3,221,756	—	3,221,756
Corporate Debt Securities	—	229,685,452	—	229,685,452
Securities Lending Collateral	91,993,017	—	—	91,993,017
Repurchase Agreement	—	33,113,033	—	33,113,033

Total Investment Securities	$91,993,017	$574,796,937	$—	$666,789,954

Derivative Financial Instruments
Futures Contracts (J)	$22,828	$—	$—	$22,828
Forward Foreign Currency Contracts (J)	—	525,775	—	525,775

Total Derivative Financial Instruments	$22,828	$525,775	$—	$548,603

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(412,551)	$—	$(412,551)

Total Derivative Financial Instruments	$—	$(412,551)	$—	$(412,551)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $90,090,946. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at July 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $664,551,455. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,458,911 and $12,220,412, respectively. Net unrealized appreciation for tax purposes is $2,238,499.
(H)	Cash in the amount of $228,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $255,622,419, or 42.90% of the fund’s net assets.
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
NTC	Northern Trust Company
OFZ	Obligatsyi Federal’novo Zaima (Coupon-bearing Federal Loan Bonds)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SCB	Standard Chartered Bank

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.4%
Brazil - 0.4%
Itausa - Investimentos Itau SA, 3.75% (A)	226,051	$ 945,553

Total Preferred Stock (cost $853,073)		945,553

COMMON STOCKS - 94.4%
Brazil - 8.8%
Banco Bradesco SA - ADR	185,000	2,826,800
BB Seguridade Participacoes SA	187,500	2,735,537
BRF SA - ADR (B)	52,134	1,277,283
Even Construtora e Incorporadora SA	309,300	850,703
Itau Unibanco Holding SA - ADR	228,013	3,511,400
JBS SA	349,900	1,287,786
Petroleo Brasileiro SA - ADR (B)	185,973	2,964,410
Petroleo Brasileiro SA - Class A ADR (B)	67,053	1,127,832
Vale SA - Class B ADR (C)	80,100	1,149,435
Vale SA - Class B ADR	420,643	5,384,230
Chile - 0.9%
Banco de Chile	4,846,687	602,500
Enersis S.A. - ADR	101,400	1,709,604
China - 1.4%
China Petroleum & Chemical Corp. - ADR	17,023	1,662,126
CNOOC, Ltd. - ADR (C)	8,100	1,431,027
Tencent Holdings, Ltd.	35,500	576,062
Hong Kong - 18.9%
Bank of China, Ltd. - Class H	12,642,000	6,025,228
Beijing Capital International Airport Co., Ltd. - Class H	674,000	463,687
China CITIC Bank Corp., Ltd. - Class H	5,059,000	3,349,664
China Communications Construction Co., Ltd. - Class H	1,646,000	1,247,798
China Construction Bank Corp. - Class H	7,568,000	5,809,790
China Merchants Bank Co., Ltd. - Class H	926,000	1,873,758
China Mobile, Ltd.	48,500	529,942
China Oilfield Services, Ltd. - Class H	568,000	1,412,488
China Resources Cement Holdings, Ltd.	1,558,000	1,127,052
China Unicom Hong Kong, Ltd. - ADR (C)	168,100	2,919,897
Datang International Power Generation Co., Ltd. - Class H	4,280,000	2,122,589
Dongfeng Motor Group Co., Ltd. - Class H	2,918,000	5,189,160
Huadian Power International Corp., Ltd. - Class H (C)	1,714,000	1,054,588
Industrial & Commercial Bank of China, Ltd. - Class H	5,259,000	3,593,460
Kingboard Chemical Holdings, Ltd.	590,300	1,238,694
KWG Property Holding, Ltd. (C)	1,976,500	1,443,071
PetroChina Co., Ltd. - Class H	3,202,000	4,150,015
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	461,600	857,677
Shiamo Property Holdings, Ltd.	550,500	1,265,732
Sihuan Pharmaceutical Holdings Group, Ltd.	2,282,000	1,398,950
Sinopharm Group Co., Ltd. - Class H (C)	509,600	1,496,570
Sinotrans, Ltd. - Class H	1,034,000	640,389
Skyworth Digital Holdings, Ltd. (C)	1,460,000	720,660
India - 5.2%
Dr. Reddy’s Laboratories, Ltd. - ADR (C)	37,669	1,685,688
HDFC Bank, Ltd. - ADR (C)	32,861	1,557,611
ICICI Bank, Ltd. - ADR	24,800	1,240,496
Infosys, Ltd. - ADR (C)	31,135	1,706,821

	Shares	Value
India (continued)
State Bank of India - GDR, Reg S	13,752	$ 1,097,055
Tata Motors, Ltd. - Series V ADR (C)	143,435	5,639,864
Wipro, Ltd. - ADR (C)	66,851	772,129
Indonesia - 1.1%
Adaro Energy Tbk PT	6,792,300	683,349
Bank Negara Indonesia Persero Tbk PT	3,322,100	1,438,960
Gudang Garam Tbk PT	162,400	750,946
Korea, Republic of - 17.4%
E-Mart Co., Ltd.	10,916	2,451,140
GS Holdings	9,763	444,046
Hana Financial Group, Inc.	37,246	1,500,001
Hyundai Mobis	4,711	1,407,290
Hyundai Motor Co.	28,838	6,826,792
Industrial Bank of Korea	91,314	1,353,889
KIA Motors Corp.	88,492	5,194,988
Korea Electric Power Corp.	85,150	3,513,815
Korea Gas Corp. (B)	17,453	1,038,704
LG Corp.	20,777	1,391,379
LG Electronics, Inc.	32,597	2,414,866
LG Innotek Co., Ltd. (B)	9,721	1,177,117
LG Uplus Corp.	191,059	1,757,149
Samsung Electronics Co., Ltd.	4,315	5,584,532
SK Holdings Co., Ltd.	17,506	2,965,097
SK Hynixm, Inc. (B)	91,504	3,981,299
SK Telecom Co., Ltd.	11,775	3,022,662
Malaysia - 4.1%
AirAsia Bhd	3,248,500	2,475,249
Genting Malaysia Bhd - Class B	428,300	588,821
IHH Healthcare Bhd - Class A	580,600	853,525
Malayan Banking Bhd	686,178	2,116,604
Tenaga Nasional Bhd	1,228,800	4,769,132
Mexico - 3.6%
America Movil SAB de CV - Series L ADR (C)	132,000	3,111,240
Gruma SAB de CV - Class B (B)	112,100	1,230,386
Grupo Financiero Inbursa SAB de CV - Class O	331,100	1,011,834
Grupo Lala SAB de CV	1,127,253	2,875,263
Grupo Simec SAB de CV (B)	30,552	146,081
OHL Mexico SAB de CV (B)	362,400	1,053,756
Poland - 1.5%
Bank Zachodni WBK SA	8,419	954,409
KGHM Polska Miedz SA (B)	59,401	2,437,025
Polskie Gornictwo Naftowe I Gazownictwo SA	373,953	578,904
Russian Federation - 0.6%
Mobile Telesystems OJSC - ADR	85,600	1,534,808
South Africa - 10.6%
African Rainbow Minerals, Ltd.	53,421	990,824
AngloGold Ashanti, Ltd. - ADR (B)	100,200	1,722,438
Aspen Pharmacare Holdings, Ltd.	88,600	2,394,559
AVI, Ltd.	154,439	874,237
FirstRand, Ltd.	780,884	3,139,484
Mediclinic International, Ltd.	500,787	3,985,114
MMI Holdings, Ltd.	824,482	1,991,880
Murray & Roberts Holdings, Ltd. (B)	271,358	631,488
Netcare, Ltd.	642,489	1,844,595
Sanlam, Ltd.	382,598	2,170,134
Sappi, Ltd. (B)	330,955	1,250,990
Sasol, Ltd.	123,163	7,104,450
Taiwan - 15.1%
Advanced Semiconductor Engineering, Inc.	1,394,000	1,655,504
Cathay Financial Holding Co., Ltd.	922,224	1,534,575
Cathay Real Estate Development Co., Ltd.	778,000	440,676
Compal Electronics, Inc.	4,042,000	3,720,527

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	118,000	$ 801,862
Highwealth Construction Corp.	551,400	1,267,741
Inotera Memories, Inc. (B)	824,000	1,408,232
Largan Precision Co., Ltd.	78,000	5,992,272
MediaTek, Inc.	384,000	5,942,835
Nan Ya Plastics Corp.	885,800	2,058,173
Pegatron Corp.	1,946,000	3,687,537
Siliconware Precision Industries Co.	778,000	1,061,879
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	509,500	10,190,000
Thailand - 1.3%
Bangkok Expressway PCL	963,829	1,118,114
Krung Thai Bank PCL	1,840,900	1,232,617
PTT Exploration & Production PCL	237,600	1,202,429
Turkey - 2.7%
Turk Hava Yollari (B)	1,317,621	3,953,648
Turkiye Is Bankasi - Class C	891,514	2,487,456
Ulker Biskuvi Sanayi AS	76,415	591,381
United Kingdom - 0.2%
MegaFon OAO - GDR, Reg S	21,370	594,848
United States - 1.0%
Credicorp, Ltd.	18,505	2,737,260

Total Common Stocks (cost $228,282,706)		249,142,075

INVESTMENT COMPANY - 1.5%
United States - 1.5%
iShares MSCI Emerging Markets ETF	92,400	4,048,968

Total Investment Company (cost $4,133,732)		4,048,968

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	18,185,670	18,185,670

Total Securities Lending Collateral (cost $18,185,670)		18,185,670

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $8,333,848 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $8,501,834.	$ 8,333,846	8,333,846

Total Repurchase Agreement (cost $8,333,846)		8,333,846

Total Investment Securities (cost $259,789,027) (D)		280,656,112
Other Assets and Liabilities - Net - (6.4)%		(16,774,988)

Net Assets - 100.0%		$ 263,881,124

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Banks	16.8%	$47,266,345
Semiconductors & Semiconductor Equipment	10.6	29,824,281
Automobiles	8.1	22,850,804
Oil, Gas & Consumable Fuels	7.6	21,348,588
Metals & Mining	4.2	11,830,033
Wireless Telecommunication Services	3.8	10,550,649
Electric Utilities	3.6	9,992,551
Electronic Equipment & Instruments	3.3	9,209,945
Health Care Providers & Services	3.2	9,037,481
Insurance	3.0	8,432,126
Food Products	2.9	8,136,336
Technology Hardware, Storage & Peripherals	2.6	7,408,064
Airlines	2.3	6,428,897
Pharmaceuticals	2.0	5,479,197
Real Estate Management & Development	1.6	4,417,220
Industrial Conglomerates	1.6	4,356,476
Capital Markets	1.4	4,048,968
Household Durables	1.4	3,986,229
Transportation Infrastructure	1.2	3,275,946
Independent Power and Renewable Electricity Producers	1.1	3,177,177
Diversified Financial Services	1.1	3,139,484
Diversified Telecommunication Services	1.0	2,919,897
IT Services	0.9	2,478,950
Food & Staples Retailing	0.9	2,451,140
Chemicals	0.7	2,058,173
Construction & Engineering	0.7	1,879,286
Energy Equipment & Services	0.5	1,412,488
Auto Components	0.5	1,407,290
Paper & Forest Products	0.4	1,250,990
Construction Materials	0.4	1,127,052
Gas Utilities	0.4	1,038,704
Tobacco	0.3	750,946
Hotels, Restaurants & Leisure	0.2	588,821
Internet Software & Services	0.2	576,062

Investment Securities, at Value	90.5	254,136,596
Short-Term Investments	9.5	26,519,516

Total Investments	100.0%	$280,656,112

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Preferred Stock	$945,553	$—	$—	$945,553
Common Stocks	69,656,245	179,485,830	—	249,142,075
Investment Company	4,048,968	—	—	4,048,968
Securities Lending Collateral	18,185,670	—	—	18,185,670
Repurchase Agreement	—	8,333,846	—	8,333,846

Total Investment Securities	$92,836,436	$187,819,676	$—	$280,656,112

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $17,578,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $259,789,027. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $26,858,371 and $5,991,286, respectively. Net unrealized appreciation for tax purposes is $20,867,085.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.9%
Alabama - 0.2%
County of Jefferson, AL (Revenue Bonds)
Series A, Insurer: AGM
5.50%, 01/01/2022	$ 85,000	$ 85,090
Alaska - 0.1%
City of Valdez, AK (Revenue Bonds)
Series C
5.00%, 01/01/2021	50,000	58,826
Arizona - 3.2%
City of Tucson, AZ (Certificate of Participation)
Series A, Insurer: NATL-RE
5.00%, 07/01/2019	75,000	81,202
County of Pima, AZ Sewer System Revenue (Revenue Bonds)
Series A
5.00%, 07/01/2019	25,000	29,300
Maricopa County Industrial Development Authority (Revenue Bonds)
Series A
5.00%, 01/01/2034	950,000	1,001,015
Maricopa County School District No. 7-Wilson Elementary (General Obligation Unlimited)
Series B, Insurer: AGM
4.00%, 07/01/2026	200,000	213,242
California - 11.8%
Banning Unified School District (General Obligation Unlimited)
Insurer: AGM
3.25%, 08/01/2027	440,000	430,113
Calexico Financing Authority (Revenue Bonds)
Insurer: AGM
4.00%, 04/01/2024	715,000	776,468
California Health Facilities Financing Authority (Revenue Bonds)
Series D
5.00%, 08/15/2022	25,000	29,524
California School Finance Authority (Revenue Bonds)
Series A
6.40%, 08/01/2034	250,000	268,350
City of San Buenaventura, CA Wastewater Revenue (Revenue Bonds)
Series A
4.00%, 01/01/2023	40,000	44,010
City of Visalia, CA (Certificate of Participation)
Insurer: AGM
5.00%, 12/01/2024	360,000	427,658
Cook County School District No. 145 (General Obligation Limited)
Series A, Insurer: AGM
3.50%, 12/01/2022	690,000	712,197
County of Orange, CA Airport Revenue (Revenue Bonds)
Series A
5.00%, 07/01/2019	35,000	41,350
Fontana Unified School District (General Obligation Unlimited)
4.00%, 08/01/2024	150,000	165,459

	Principal	Value
California (continued)
Los Angeles County Redevelopment Authority (Tax Allocation)
Series E, Insurer: AGM
5.00%, 12/01/2022 - 12/01/2023	$ 680,000	$ 800,469
Los Angeles Unified School District (General Obligation Unlimited)
Series A-1, Insurer: NATL-RE
4.50%, 07/01/2025	50,000	54,694
Oxnard Union High School District (General Obligation Unlimited)
4.00%, 08/01/2020	25,000	28,297
Sacramento Power Authority (Revenue Bonds)
Insurer: AMBAC
5.05%, 07/01/2022 (A)	30,000	29,995
San Diego Unified School District (General Obligation Unlimited)
Series C-2, Insurer: AGM
5.50%, 07/01/2025	85,000	108,949
San Gorgonio Memorial Health Care District (General Obligation Unlimited)
4.00%, 08/01/2019	125,000	137,244
5.00%, 08/01/2024	220,000	251,535
San Leandro Unified School District (General Obligation Unlimited)
Series B
4.00%, 08/01/2025	285,000	312,320
Stockton Unified School District (General Obligation Unlimited)
Insurer: AGM
5.00%, 07/01/2021	75,000	86,175
Twin Rivers Unified School District (Certificate of Participation)
Insurer: AGM
3.20%, 06/01/2027 (A)	145,000	145,093
Vallejo City Unified School District (Special Tax)
Insurer: AGM
5.00%, 09/01/2019	100,000	100,286
Colorado - 2.3%
Adams & Arapahoe Joint School District 28J Aurora (Certificate of Participation)
3.50%, 12/01/2026	825,000	838,571
City of Colorado Springs, CO Utilities System Revenue (Revenue Bonds)
Series A
5.00%, 11/15/2021	25,000	29,995
City of Longmont, CO (Certificate of Participation)
Series A
5.00%, 12/01/2024 (B)	100,000	117,394
Connecticut - 2.8%
Connecticut Housing Finance Authority (Revenue Bonds)
Series A-2
3.50%, 05/15/2025	1,000,000	1,037,000
Hartford New Public Housing Authority (Revenue Bonds)
Insurer: HUD GRANT
5.00%, 09/01/2031	45,000	48,248
State of Connecticut (General Obligation Unlimited)
Series C
3.00%, 06/01/2020	25,000	26,874

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Connecticut (continued)
Town of East Haven, CT (General Obligation Unlimited)
Insurer: AGC-ICC
4.25%, 08/01/2019	$ 50,000	$ 56,001
University of Connecticut (Revenue Bonds)
Series A
5.00%, 11/15/2023	25,000	29,070
District of Columbia - 0.4%
District of Columbia (Revenue Bonds)
Series C
4.00%, 12/01/2021	25,000	28,423
District of Columbia Water & Sewer Authority (Revenue Bonds)
Series A
5.00%, 10/01/2023	25,000	29,850
Metropolitan Washington Airports Authority (Revenue Bonds)
Series A
5.00%, 10/01/2020	25,000	29,553
Series C
5.00%, 10/01/2019	55,000	64,429
Florida - 4.6%
Citizens Property Insurance Corp. (Revenue Bonds) Series A-1,
Insurer: AGM
5.00%, 06/01/2016	25,000	27,065
City of Daytona Beach, FL Utility System Revenue (Revenue Bonds)
Insurer: AGM
4.00%, 11/01/2025	65,000	71,142
City of Fernandina Beach, FL (Revenue Bonds)
5.00%, 09/01/2019	30,000	34,768
City of Tampa, FL (Revenue Bonds)
Series A
5.00%, 11/15/2025	25,000	28,507
County of Miami-Dade, FL (Revenue Bonds)
Series A, Insurer: ASSURED GTY
5.00%, 10/01/2023	100,000	115,189
Escambia County Housing Finance Authority (Revenue Bonds)
Insurer: AGM
3.50%, 06/01/2017	50,000	53,774
Florida Department of Environmental Protection (Revenue Bonds)
Series A
5.00%, 07/01/2022	55,000	65,343
Florida Department of Management Services (Certificate of Participation)
Series A
5.00%, 08/01/2019	35,000	40,063
Florida Municipal Power Agency (Revenue Bonds)
Series A
5.00%, 10/01/2018	25,000	28,799
Florida’s Turnpike Enterprise (Revenue Bonds)
Series A
5.00%, 07/01/2024	25,000	28,092
Greater Orlando Aviation Authority (Revenue Bonds)
Series A
3.60%, 10/01/2018	40,000	43,642

	Principal	Value
Florida (continued)
Miami-Dade County Industrial Development Authority (Revenue Bonds)
5.00%, 09/15/2034	$ 250,000	$ 248,417
Miami-Dade County School Board Foundation, Inc. (Certificate of Participation)
Series A, Insurer: ASSURED GTY
5.00%, 02/01/2020	45,000	50,723
Series B, Insurer: ASSURED GTY
4.00%, 05/01/2018	25,000	27,395
Sumter County Industrial Development Authority (Revenue Bonds)
Series A
5.13%, 07/01/2034	200,000	210,916
Tampa Bay Water (Revenue Bonds)
Insurer: NATL
5.50%, 10/01/2024	25,000	31,934
Tampa Sports Authority (Revenue Bonds)
Insurer: AGM
4.50%, 01/01/2025	25,000	25,423
Tradition Community Development District No. 1 (Special Assessment)
Insurer: AGM
4.00%, 05/01/2023	725,000	781,006
Georgia - 0.3%
City of Atlanta, GA Department of Aviation (Revenue Bonds)
Series C
5.00%, 01/01/2020	40,000	46,893
Municipal Electric Authority of Georgia (Revenue Bonds)
Series B
5.00%, 01/01/2020	75,000	88,350
Idaho - 0.4%
Idaho Health Facilities Authority (Revenue Bonds)
Series B
6.13%, 12/01/2028	145,000	168,519
Illinois - 16.1%
Central Lake County Joint Action Water Agency (Revenue Bonds)
Insurer: XLCA
4.13%, 05/01/2029	340,000	351,580
Chicago Board of Education (General Obligation Unlimited)
Series A, Insurer: AMBAC
5.50%, 12/01/2019	25,000	28,401
Series D, Insurer: AGM
5.00%, 12/01/2017	70,000	78,076
Chicago O’Hare International Airport (Revenue Bonds)
Series B
5.00%, 01/01/2021	150,000	174,127
City of Chicago, IL (General Obligation Unlimited)
Series A, Insurer: AGM
5.00%, 01/01/2026	110,000	116,238
City of Evanston, IL (General Obligation Unlimited)
Series C
4.00%, 12/01/2018	50,000	55,328
Cook County Forest Preserve District (General Obligation Unlimited)
Series C
5.00%, 12/15/2020	150,000	175,036

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Illinois (continued)
Cook County School District No. 89 Maywood (General Obligation Unlimited)	$ 450,000	$ 478,008
Series A, Insurer: AGM
5.00%, 12/15/2028
County of Cook, IL (General Obligation Unlimited)
Series C
5.00%, 11/15/2021	150,000	167,688
Series D
5.00%, 11/15/2019	25,000	28,923
Governors State University (Certificate of Participation)
Insurer: ASSURED GTY
4.50%, 01/01/2019	235,000	256,592
Grundy & Will Counties Community Unit School District No. 1 Coal City (General Obligation Unlimited)
Insurer: XLCA
4.63%, 02/01/2015	30,000	30,646
Illinois Finance Authority (Revenue Bonds)
Series A
5.00%, 08/15/2023 - 03/15/2025	115,000	127,337
Series A-2
5.00%, 11/01/2030 (A)	150,000	173,358
Series B
5.50%, 11/01/2020	80,000	93,826
Series B, Insurer: AGM
4.50%, 05/15/2020	150,000	158,020
Series C
5.00%, 05/15/2020	100,000	115,276
Series D
6.25%, 11/01/2028	105,000	122,151
Illinois Municipal Electric Agency (Revenue Bonds)
Series A, Insurer: NATL
5.25%, 02/01/2026	75,000	82,519
Lake County School District No. 33 Emmons (General Obligation Unlimited)
Series B, Insurer: XCLA
Zero Coupon, 12/01/2031	45,000	19,810
Madison-Macoupin Counties Community College District No. 536 (General Obligation Limited)
Insurer: AGM
4.25%, 11/01/2017	50,000	55,447
McHenry County Community Unit School District No. 12 Johnsburg (General Obligation Unlimited)
Series A, Insurer: AGM
4.25%, 01/01/2029 (B)	1,075,000	1,067,453
5.00%, 01/01/2026 (B)	925,000	1,008,324
Metropolitan Pier & Exposition Authority (Revenue Bonds)
Series A, Insurer: AGM FGIC
5.50%, 12/15/2023	55,000	64,426
Northern Illinois University (Certificate of Participation)
Insurer: AGM
5.00%, 09/01/2024	455,000	516,134
Peoria Metropolitan Airport Authority (Revenue Bonds)
5.60%, 12/01/2022	35,000	40,982
Railsplitter Tobacco Settlement Authority (Revenue Bonds)
5.00%, 06/01/2018 - 06/01/2019	105,000	120,213
5.38%, 06/01/2021	85,000	100,443
6.00%, 06/01/2028	75,000	87,294
6.25%, 06/01/2024	25,000	27,480

	Principal	Value
Illinois (continued)
Regional Transportation Authority (Revenue Bonds)
Series A, Insurer: AGM MBIA
6.00%, 07/01/2027	$ 45,000	$ 57,366
Series A, Insurer: NATL-RE
5.00%, 07/01/2019	75,000	81,112
St. Clair County Community Unit School District No. 187 Cahokia (General Obligation Unlimited) Insurer: AGM
Zero Coupon, 01/01/2022	50,000	38,768
State of Illinois (General Obligation Unlimited)
5.25%, 02/01/2034	250,000	260,440
Insurer: AGM
5.00%, 08/01/2020	35,000	39,335
University of Illinois (Revenue Bonds)
Series A, Insurer: AMBAC
5.50%, 04/01/2022	200,000	243,024
Village of Mount Prospect, IL (General Obligation Unlimited)
3.00%, 12/01/2021	100,000	106,417
Indiana - 0.6%
Aurora School Building Corp. (Revenue Bonds)
5.00%, 07/15/2020	115,000	135,493
Indiana Health Facility Financing Authority (Revenue Bonds)
5.38%, 09/15/2022	100,000	100,138
Series A-8
5.00%, 11/01/2027 (A)	35,000	38,068
Kansas - 0.2%
Kansas Development Finance Authority (Revenue Bonds)
Series A
5.00%, 01/01/2020	90,000	104,295
Kentucky - 0.6%
County of Warren, KY (Revenue Bonds)
Series B
4.00%, 04/01/2017	25,000	26,907
Kentucky Asset Liability Commission (Revenue Bonds)
Insurer: NATL-RE
5.25%, 09/01/2019	150,000	177,075
Kentucky Turnpike Authority (Revenue Bonds)
Series A
5.00%, 07/01/2021	25,000	29,885
Louisiana - 0.9%
Fremaux Economic Development District (Revenue Bonds)
5.00%, 11/01/2034	300,000	309,189
St. Tammany Parish Wide School District No. 12 (General Obligation Unlimited)
Series A
4.00%, 03/01/2022	75,000	84,292
Maine - 0.3%
Maine Municipal Bond Bank (Revenue Bonds)
Series B
5.00%, 11/01/2022 - 11/01/2025	75,000	89,356
Series C
4.00%, 11/01/2019	25,000	28,147

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Maryland - 0.1%
Maryland Health & Higher Educational Facilities Authority (Revenue Bonds)
5.00%, 07/01/2021	$ 35,000	$ 41,726
Michigan - 7.8%
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 07/01/2015 - 07/01/2024	125,000	125,008
5.25%, 07/01/2023 - 07/01/2024	80,000	81,438
5.50%, 07/01/2015	100,000	100,736
Series A, Insurer: NATL-RE
5.25%, 07/01/2019	60,000	60,887
Series B, Insurer: NATL-RE
5.00%, 07/01/2015	50,000	50,267
City of Detroit, MI Water Supply System Revenue (Revenue Bonds)
Insurer: NATL-RE
5.00%, 07/01/2025	175,000	175,003
Series A, Insurer: NATL-RE
5.00%, 07/01/2034	30,000	29,552
Series C, Insurer: AGM
5.00%, 07/01/2026 - 07/01/2033	165,000	164,932
Series C, Insurer: BHAC FGIC
4.25%, 07/01/2018	100,000	102,647
Series D, Insurer: AGM
5.00%, 07/01/2025	100,000	100,304
County of Genesee, MI (General Obligation Limited)
Insurer: BAM
5.00%, 11/01/2022 (B)	500,000	570,875
Detroit City School District (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 05/01/2027	195,000	224,564
Forest Hills Public Schools (General Obligation Unlimited)
Series 2014 I
3.00%, 05/01/2023 - 05/01/2024	1,025,000	1,059,350
Huron Valley School District (General Obligation Unlimited)
5.00%, 05/01/2022	25,000	29,108
Michigan Finance Authority (Revenue Bonds)
5.00%, 10/01/2017 - 06/01/2029	145,000	143,419
Michigan Municipal Bond Authority
(Revenue Bonds) 5.00%, 10/01/2019	25,000	29,381
Michigan State Hospital Finance Authority (Revenue Bonds)
5.00%, 11/15/2020	25,000	28,601
Series A
6.00%, 12/01/2017	170,000	197,569
Minnesota - 2.7%
City of Rochester, MN (Revenue Bonds)
Series C
4.50%, 11/15/2038 (A)	50,000	57,650
Minnesota Housing Finance Agency (Revenue Bonds)
Series B
3.20%, 07/01/2025	700,000	705,677
3.35%, 01/01/2026 - 07/01/2026	300,000	304,029
St. Cloud Economic Development Authority (Revenue Bonds)
4.00%, 05/01/2019	50,000	55,718

	Principal	Value
Mississippi - 0.3%
Mississippi Development Bank (Revenue Bonds)
Series A, Insurer: CNTY GTD
5.25%, 01/01/2025	$ 85,000	$ 100,994
Mississippi Home Corp. (Revenue Bonds)
Series B-1
4.25%, 12/01/2018	15,000	16,413
Montana - 0.7%
Montana Board of Housing (Revenue Bonds)
Series A-3, Insurer: FHA
3.25%, 12/01/2024	140,000	143,602
3.38%, 12/01/2025	150,000	155,744
Nebraska - 0.1%
Nebraska Public Power District (Revenue Bonds)
Series B
5.00%, 01/01/2022	25,000	29,785
Nevada - 0.7%
Clark County School District (General Obligation Limited)
Class A, Insurer: NATL
5.00%, 06/15/2025	100,000	113,829
County of Clark, NV (Revenue Bonds)
5.00%, 07/01/2024	25,000	28,374
Nevada System of Higher Education (Revenue Bonds)
Series A
5.00%, 07/01/2021 - 07/01/2024	145,000	171,113
New Jersey - 1.2%
Burlington County Bridge Commission (Revenue Bonds)
Series A, Insurer: CNTY GTD
5.00%, 10/15/2019	50,000	58,743
Lacey Municipal Utilities Authority (Revenue Bonds)
4.00%, 12/01/2022	100,000	111,330
New Jersey Economic Development Authority (Revenue Bonds)
Series A
5.25%, 09/01/2022	25,000	28,535
New Jersey Transportation Trust Fund Authority (Revenue Bonds)
Series A
4.38%, 12/15/2020	50,000	55,768
5.00%, 06/15/2020	25,000	28,679
Series A, Insurer: AGM
5.25%, 12/15/2019	120,000	139,109
Township of Voorhees, NJ (General Obligation Unlimited)
3.00%, 06/01/2020	60,000	63,730
New Mexico - 1.0%
Artesia Hospital District (General Obligation Unlimited)
3.50%, 08/01/2024	225,000	236,520
Inc. County of Los Alamos, NM (Revenue Bonds)
5.00%, 06/01/2024	135,000	159,932
New Mexico Educational Assistance Foundation (Revenue Bonds)
Series A-1
4.00%, 12/01/2020	25,000	28,165

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
New York - 2.1%
City of Long Beach, NY (General Obligation Limited)
Series 2014 B, Insurer: BAM
3.00%, 12/15/2018	$ 385,000	$ 409,355
County of Chautauqua, NY (General Obligation Limited)
Insurer: AGM
4.00%, 06/01/2019	25,000	27,765
Metropolitan Transportation Authority (Revenue Bonds)
Series A
5.00%, 11/15/2023 - 11/15/2025	100,000	118,303
New York State Dormitory Authority (Revenue Bonds)
Series A
5.00%, 07/01/2018 - 07/01/2025	175,000	203,932
Series A, Insurer: NATL
5.50%, 05/15/2024	55,000	68,675
Town of Oyster Bay, NY (General Obligation Limited)
Series 2013 B, Insurer: AGM
4.00%, 11/01/2023	50,000	53,857
North Carolina - 1.6%
County of Mecklenburg, NC (Certificate of Participation)
Series B
5.00%, 02/01/2018	30,000	34,273
County of Union, NC (Revenue Bonds)
4.00%, 12/01/2022	40,000	44,782
Johnston Memorial Hospital Authority (Revenue Bonds)
Insurer: AGM FHA
5.00%, 10/01/2017	40,000	44,801
Winston-Salem State University (Revenue Bonds)
5.00%, 06/01/2022 - 06/01/2023 (B)	500,000	563,714
North Dakota - 0.6%
North Dakota Housing Finance Agency (Revenue Bonds)
3.15%, 01/01/2025 - 07/01/2025	270,000	270,484
Ohio - 6.8%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-2
5.13%, 06/01/2024	280,000	233,775
City of Lorain, OH (General Obligation Limited)
Insurer: BAM
3.00%, 12/01/2024	195,000	191,515
3.25%, 12/01/2026	185,000	180,891
Cloverleaf, OH Local School District
2.00%, 03/01/2019 - 03/01/2020	170,000	169,761
2.25%, 03/01/2021	90,000	88,594
2.50%, 03/01/2022	90,000	88,499
4.00%, 03/01/2024 - 03/01/2025	145,000	152,817
County of Allen, OH (Revenue Bonds)
Series B
4.13%, 09/01/2020	60,000	66,685
County of Lucas, OH (Revenue Bonds)
Series D
5.00%, 11/15/2018	25,000	28,863
Ohio Higher Educational Facility Commission (Revenue Bonds)
5.00%, 01/01/2019	35,000	40,606

	Principal	Value
Ohio (continued)
Ohio Housing Finance Agency (Revenue Bonds)
Series 1
3.80%, 05/01/2021	$ 25,000	$ 27,141
Ohio State Water Development Authority (Revenue Bonds)
Series C
4.00%, 06/01/2033 (A)	1,250,000	1,328,287
Toledo-Lucas County Port Authority (Revenue Bonds)
5.00%, 07/01/2020	215,000	238,272
Oklahoma - 0.1%
Oklahoma Development Finance Authority (Revenue Bonds)
5.00%, 06/01/2020	25,000	29,441
Oregon - 0.8%
Oregon State Facilities Authority (Revenue Bonds)
Series A
4.13%, 11/15/2032	185,000	187,374
State of Oregon Housing & Community Services Department (Revenue Bonds)
Series A, Insurer: FHLMC
5.00%, 07/01/2019	75,000	87,147
Series B
5.00%, 07/01/2019	45,000	51,723
Pennsylvania - 8.3%
Allegheny Valley Joint School District (General Obligation Limited)
Insurer: BAM
5.00%, 11/01/2023 - 11/01/2024 (B)	320,000	375,802
Beaver County Industrial Development Authority (Revenue Bonds)
Series B
3.50%, 12/01/2035 (A)	1,000,000	1,012,090
Central Bradford Progress Authority (Revenue Bonds)
5.25%, 12/01/2019	95,000	111,565
County of Westmoreland, PA (General Obligation Unlimited)
Series A
5.00%, 12/01/2021	25,000	30,008
Hempfield Area School District (General Obligation Unlimited)
Series B, Insurer: XCLA
4.00%, 03/15/2021	25,000	26,777
Indiana County Hospital Authority (Revenue Bonds)
Series A
5.50%, 06/01/2029	250,000	270,692
Philadelphia Gas Works Co. (Revenue Bonds)
5.00%, 07/01/2015	25,000	25,997
Insurer: AGM
3.50%, 08/01/2018	35,000	37,762
Pottsville Hospital Authority (Revenue Bonds)
6.50%, 07/01/2028	700,000	715,855
Richland, PA School District
3.00%, 11/15/2025	120,000	118,026
3.05%, 11/15/2026	120,000	117,065
4.00%, 11/15/2021	200,000	220,946
School District of Philadelphia
Series C
(General Obligation Unlimited), 5.00%, 09/01/2017	150,000	166,956
(General Obligation Limited), 5.00%, 09/01/2019	50,000	57,152
(General Obligation Unlimited) Series D
3.75%, 09/01/2021	50,000	52,858

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Pennsylvania (continued)
South Fork Municipal Authority (Revenue Bonds)
Series B, Insurer: NATL-RE
5.00%, 07/01/2028	$ 60,000	$ 60,051
Southcentral General Authority (Revenue Bonds)
5.00%, 12/01/2028	100,000	100,724
Puerto Rico - 8.6%
Commonwealth of Puerto Rico (General Obligation Unlimited)
Insurer: AGM
4.50%, 07/01/2023	15,000	14,767
5.25%, 07/01/2017 - 07/01/2018	150,000	155,437
5.50%, 07/01/2018 - 07/01/2019	285,000	299,127
Insurer: NATL-RE-IBC
5.50%, 07/01/2016	50,000	51,024
Series A, Insurer: AMBAC
4.60%, 07/01/2019	20,000	19,904
Series A, Insurer: ASSURED GTY
4.00%, 07/01/2015 - 07/01/2016	80,000	81,575
5.00%, 07/01/2016	35,000	36,030
Series A, Insurer: NATL-RE
5.50%, 07/01/2018 - 07/01/2020	170,000	172,851
Government Development Bank for Puerto Rico (Revenue Bonds)
Insurer: NATL-RE
4.75%, 12/01/2015	610,000	609,207
Puerto Rico Electric Power Authority (Revenue Bonds)
Insurer: AGM
5.00%, 07/01/2017 - 07/01/2024	445,000	449,075
Insurer: ASSURED GTY
5.00%, 07/01/2018	10,000	10,207
Insurer: NATL-RE
3.75%, 07/01/2015	20,000	20,017
5.00%, 07/01/2020	10,000	10,076
5.50%, 07/01/2016 - 07/01/2017	185,000	190,377
Series K, Insurer: AGM
5.50%, 07/01/2015	80,000	82,029
Series U, Insurer: AGM
4.00%, 07/01/2015	50,000	50,545
Series UU, Insurer: AGM
5.00%, 07/01/2016	30,000	30,678
Puerto Rico Highways & Transportation Authority (Revenue Bonds)
Insurer: NATL-RE
5.00%, 07/01/2018	20,000	20,052
Series A, Insurer: AMBAC
Zero Coupon, 07/01/2015	300,000	281,214
Series E, Insurer: AGM
5.50%, 07/01/2015 - 07/01/2017	205,000	206,101
Series L, Insurer: AGC
5.25%, 07/01/2017 - 07/01/2019	270,000	271,363
Puerto Rico Infrastructure Financing Authority (Revenue Bonds)
Series C, Insurer: AMBAC
5.50%, 07/01/2016 - 07/01/2017	165,000	164,669
Puerto Rico Municipal Finance Agency (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 08/01/2019	25,000	24,947
Series C, Insurer: AGM

	Principal	Value
Puerto Rico (continued)
Puerto Rico Municipal Finance Agency (Revenue Bonds) (continued)
5.00%, 08/01/2014 - 08/01/2016	$ 275,000	$ 274,802
5.25%, 08/01/2017	25,000	24,967
University of Puerto Rico (Revenue Bonds)
Insurer: NATL-RE-IBC
5.00%, 06/01/2017	55,000	55,430
South Carolina - 0.5%
County of Florence, SC (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 11/01/2031	75,000	75,278
Piedmont Municipal Power Agency (Revenue Bonds)
Series A-3
5.00%, 01/01/2023	70,000	79,869
Series A-4
5.00%, 01/01/2020	35,000	40,952
Tennessee - 0.1%
Tennessee State School Bond Authority (Revenue Bonds)
Series C
5.00%, 05/01/2019	30,000	35,102
Texas - 5.0%
City of Corpus Christi, TX Utility System Revenue (Revenue Bonds)
5.00%, 07/15/2019	60,000	70,369
City of Pearland, TX (General Obligation Limited)
5.00%, 03/01/2023	25,000	30,062
Fort Bend County Levee Improvement District No. 7 (General Obligation Unlimited)
3.00%, 03/01/2023	250,000	261,085
Fort Bend County Municipal Utility
2.00%, 09/01/2019	200,000	201,248
3.00%, 09/01/2024	500,000	489,455
Harris County Cultural Education Facilities Finance Corp. (Revenue Bonds)
Series A
4.38%, 11/15/2021	20,000	22,196
Harris County Municipal Utility District No. 290 (General Obligation Unlimited)
Insurer: BAM
4.00%, 09/01/2022	150,000	161,856
Harris County Municipal Utility District No. 389 (General Obligation Unlimited)
Insurer: BAM
4.00%, 09/01/2025	120,000	127,519
Harris County Municipal Utility District No. 49 (General Obligation Unlimited)
Insurer: BAM
6.00%, 04/01/2020	50,000	60,373
Lower Colorado River Authority (Revenue Bonds)
5.00%, 05/15/2020	35,000	41,133
Metropolitan Transit Authority of Harris County (Revenue Bonds)
Series A
5.00%, 11/01/2020	40,000	47,251
Rankin County Hospital District (General Obligation Limited)
4.00%, 08/15/2024	455,000	469,942
University of Houston (Revenue Bonds)
Series A
5.00%, 02/15/2024	40,000	46,893

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Texas (continued)
University of North Texas (Revenue Bonds)
Series A, Insurer: AGM
5.50%, 04/15/2017	$ 50,000	$ 50,219
Village of Westworth, TX (General Obligation Limited)
Insurer: BAM
3.00%, 08/15/2019	35,000	37,650
Utah - 1.0%
City of Riverton, UT (Revenue Bonds)
5.00%, 08/15/2018	75,000	85,997
South Davis Recreational District (General Obligation Unlimited)
4.00%, 01/01/2025	50,000	54,943
Utah State Board of Regents (Revenue Bonds)
5.00%, 11/01/2019	40,000	47,136
Utah State Charter School Finance Authority (Revenue Bonds)
4.25%, 04/15/2034	170,000	170,490
Washington County Water Conservancy District (Revenue Bonds)
5.00%, 10/01/2022	50,000	59,563
Virginia - 0.6%
Virginia College Building Authority (Revenue Bonds)
Series B
5.00%, 09/01/2028	50,000	57,598
Virginia Housing Development Authority (Revenue Bonds)
Series A
3.00%, 08/01/2025 (B)	135,000	135,038
Virginia Resources Authority (Revenue Bonds)
Series C
5.00%, 11/01/2020	35,000	41,492
Washington - 0.4%
Central Puget Sound Regional Transit Authority (Revenue Bonds)
Insurer: NATL
4.75%, 02/01/2028	50,000	50,564
Energy Northwest (Revenue Bonds)
Series A
5.25%, 07/01/2018	35,000	40,817
Port of Seattle, WA (Revenue Bonds)
Series A
5.00%, 08/01/2018	25,000	28,724
Snohomish County Public Utility District No. 1 (Revenue Bonds)
5.00%, 12/01/2021	25,000	29,876
Washington Health Care Facilities Authority (Revenue Bonds)
Series A
5.00%, 10/01/2019	25,000	29,137
West Virginia - 0.1%
West Virginia University (Revenue Bonds)
Series A
5.00%, 10/01/2024	25,000	29,717
Wisconsin - 0.9%
Public Finance Authority (Revenue Bonds)
Series A
4.50%, 09/01/2026	170,000	172,892
State of Wisconsin (Revenue Bonds)
Series A
5.00%, 05/01/2019	25,000	29,101

	Principal	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority (Revenue Bonds)
5.00%, 08/15/2022 - 08/15/2023	$ 140,000	$ 157,135
Series B
5.00%, 08/15/2018	25,000	28,740

Total Municipal Government Obligations (cost $39,857,185)		40,685,019

REPURCHASE AGREEMENT - 14.4%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $6,063,457 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $6,188,070.	6,063,455	6,063,455

Total Repurchase Agreement (cost $6,063,455)		6,063,455

Total Investment Securities (cost $45,920,640) (D)		46,748,474
Other Assets and Liabilities - Net - (11.3)%		(4,751,495)

Net Assets - 100.0%		$ 41,996,979

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Municipal Government Obligations	$—	$40,685,019	$—	$40,685,019
Repurchase Agreement	—	6,063,455	—	6,063,455

Total Investment Securities	$—	$46,748,474	$—	$46,748,474

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $45,920,640. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $911,101 and $83,267, respectively. Net unrealized appreciation for tax purposes is $827,834.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CNTY GTD	County Guaranteed
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
HUD GRANT	Housing and Urban Development Grant
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
MBIA	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corporation
NATL-RE	National Public Finance Guarantee Corporation – Reinsured
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 13.3%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 4,353,168	$ 5,505,055
U.S. Treasury Note
0.25%, 05/15/2015	3,360,000	3,363,938
0.38%, 08/31/2015	32,833,600	32,909,282
1.38%, 07/31/2018	19,125,000	19,035,342
1.75%, 05/15/2022	30,745,400	29,436,322
2.00%, 02/15/2023	3,014,200	2,913,176
2.50%, 08/15/2023	3,763,000	3,769,175

Total U.S. Government Obligations (cost $96,528,742)		96,932,290

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
Fannie Mae, TBA
3.50%	20,328,000	21,423,488
4.00%	3,468,000	3,646,182
Freddie Mac, IO
5.00%, 08/01/2035	2,097,236	446,361

Total U.S. Government Agency Obligations (cost $26,190,970)		25,516,031

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD 2,500,000	2,333,998
Mexican Bonos
7.25%, 12/15/2016	MXN 28,500,000	2,332,587
8.50%, 12/13/2018	15,428,600	1,340,686
Philippine Government International Bond
4.95%, 01/15/2021	PHP 90,000,000	2,226,196

Total Foreign Government Obligations (cost $8,052,160)		8,233,467

MORTGAGE-BACKED SECURITIES - 11.0%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 499,863	519,220
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	514,834	531,521
Series 2005-14, Class 4A1
0.38%, 05/25/2035 (A)	2,119,161	1,820,713
Series 2006-OC1, Class 2A3A
0.48%, 03/25/2036 (A)	2,765,419	2,353,880
American Home Mortgage Assets Trust
Series 2007-2, Class A1
0.28%, 03/25/2047 (A)	1,093,243	882,859
BB-UBS Trust
Series 2012-TFT, Class C
3.47%, 06/05/2030 - 144A (A)	2,325,000	2,224,344
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.75%, 08/26/2035 - 144A (A)	348,689	345,049
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)	668,039	713,042
Series 2009-RR6, Class 2A1
2.69%, 08/26/2035 - 144A (A)	624,280	579,961
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	707,811	726,778

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.30%, 08/15/2026 - 144A (A)	$ 4,500,000	$ 4,510,651
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (A)	1,003,522	1,075,380
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.90%, 06/15/2033 - 144A (A)	1,280,000	1,284,073
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (A)	2,404,006	2,502,135
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	3,805,235	4,061,422
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	286,955	286,179
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A
0.37%, 11/19/2036 (A)	6,714,453	5,020,108
Series 2007-2, Class 2A1A
0.32%, 05/25/2038 (A)	5,947,242	4,557,657
Hilton USA Trust
Series 2013-HLF, Class CFL
2.06%, 11/05/2030 - 144A (A)	1,560,000	1,564,435
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.63%, 12/26/2037 - 144A (A)	241,505	241,460
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	159,770	171,158
Series 2009-R7, Class 12A1
2.61%, 08/26/2036 - 144A (A)	122,568	121,114
Series 2009-R7, Class 1A1
2.37%, 02/26/2036 - 144A (A)	503,748	496,011
Series 2009-R7, Class 4A1
2.52%, 09/26/2034 - 144A (A)	298,058	293,434
Series 2009-R9, Class 1A1
2.31%, 08/26/2046 - 144A (A)	350,656	354,500
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (A)	601,073	634,835
Series 2013-ALC, Class B
3.01%, 07/17/2026 - 144A (A)	1,290,000	1,307,544
Series 2014-DSTY, Class B
3.77%, 06/10/2027 - 144A	3,835,000	3,939,269
Series 2014-DSTY, Class C
3.93%, 06/10/2027 - 144A (A)	4,475,000	4,532,558
Series 2014-FBLU, Class D
2.75%, 12/15/2028 - 144A (A)	3,750,000	3,758,404
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050 - 144A (A)	3,110,000	3,318,441
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.98%, 01/27/2047 - 144A (A)	204,356	206,399
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (A)	1,575,464	1,734,623
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1
2.73%, 03/25/2036 (A)	3,040,855	2,271,026

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.80%, 08/15/2045 - 144A (A)	$ 2,224,962	$ 2,437,851
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	811,382	842,813
Series 2014-R4, Class 4A
2.73%, 11/21/2035 - 144A (A)	4,541,000	4,512,171
RALI Trust
Series 2006-QO1, Class 3A1
0.43%, 02/25/2046 (A)	1,933,378	1,331,782
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	1,944,254	2,034,757
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	379,502	379,776
Structured Asset Mortgage Investments II Trust
Series 2006-AR7, Class A1BG
0.28%, 08/25/2036 (A)	6,717,462	5,341,894
Series 2007-AR3, Class 1A3
0.37%, 09/25/2047 (A)	5,964,922	3,943,804
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	148,274	151,224
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	105,195	106,560

Total Mortgage-Backed Securities (cost $78,287,163)		80,022,815

ASSET-BACKED SECURITIES - 6.7%
321 Henderson Receivables LLC
Series 2011-1A, Class A
4.70%, 10/15/2056 - 144A	2,779,342	3,042,246
Bayview Opportunity Master Fund IIA Trust, LP
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (B)	228,410	228,535
Bayview Opportunity Master Fund IIlA Trust, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (B)	338,333	340,388
BXG Receivables Note Trust
Series 2013-A, Class A
3.01%, 12/04/2028 - 144A	1,826,981	1,843,232
Countrywide Asset-Backed Certificates
Series 2005-AB3, Class 2A3
0.52%, 02/25/2036 (A)	3,020,073	2,815,774
Series 2006-17, Class 2A2
0.31%, 03/25/2047 (A)	4,507,327	3,777,050
Series 2006-22, Class 2A3
0.32%, 01/25/2034 (A)	3,431,048	3,082,295
Series 2006-6, Class 2A3
0.44%, 09/25/2036 (A)	3,600,000	3,027,478
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	1,615,355	1,610,505
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	1,364,600	1,371,075
GSAA Trust
Series 2006-1, Class A3
0.49%, 01/25/2036 (A)	1,918,197	1,371,008
GSAMP Trust
Series 2006-HE1, Class A2D
0.47%, 01/25/2036 (A)	2,270,000	2,077,763

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T4, Class DT4
2.32%, 08/15/2044 - 144A	$ 1,170,000	$ 1,170,000
Series 2013-T6, Class DT6
2.23%, 09/15/2044 - 144A	695,000	694,861
HLSS Servicer Advance Receivables Trust
Series 2014-T1, Class DT1
2.29%, 01/17/2045 - 144A	1,870,000	1,870,935
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.40%, 03/20/2036 (A)	1,510,000	1,497,523
Lehman XS Trust
Series 2005-8, Class 1A3
0.51%, 12/25/2035 (A)	2,302,104	1,562,887
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 - 144A	1,243,069	1,243,041
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.48%, 02/25/2036 (A)	1,113,723	1,054,494
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	807,502	824,637
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	1,899,936	1,900,882
Soundview Home Loan Trust
Series 2006-3, Class A3
0.32%, 11/25/2036 (A)	4,166,726	3,252,792
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 - 144A	6,573,722	7,236,511
US Residential Opportunity Fund Trust
Series 2014, Class 1A
3.47%, 03/25/2034 - 144A (B)	1,176,606	1,195,797
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	637,739	639,665

Total Asset-Backed Securities (cost $44,430,443)		48,731,374

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM
6.00%, 11/01/2015 (C)	1,065,000	1,082,828
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	3,150,000	3,852,324

Total Municipal Government Obligations (cost $4,436,983)		4,935,152

PREFERRED CORPORATE DEBT SECURITY - 1.0%
Insurance - 1.0%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	6,605,000	7,116,888

Total Preferred Corporate Debt Security (cost $6,487,559)		7,116,888

CORPORATE DEBT SECURITIES - 55.0%
Aerospace & Defense - 0.3%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A	1,920,000	1,860,000

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 1.8%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	$ 682,381	$ 786,444
American Airlines Pass-Through Trust
4.00%, 01/15/2027	2,765,529	2,820,840
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,720,995	1,872,615
7.46%, 10/01/2016	73,837	76,184
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	1,255,000	1,278,594
UAL Pass-Through Trust
10.40%, 05/01/2018	2,016,345	2,273,429
United Airlines Pass-Through Trust
3.75%, 03/03/2028 (D)	2,065,000	2,065,000
Virgin Australia Trust
5.00%, 04/23/2025 - 144A	1,502,739	1,596,659
Automobiles - 0.5%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	3,100,000	3,410,000
Banks - 10.0%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	4,720,000	6,484,204
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A (E)	3,000,000	3,375,000
BNP Paribas SA, Series MTN
2.38%, 09/14/2017	3,225,000	3,287,252
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	570,000	577,125
Citigroup, Inc.
5.95%, 01/30/2023 (A) (E) (F)	4,790,000	4,775,630
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (F)	4,110,000	5,511,510
Deutsche Bank AG
6.00%, 09/01/2017	4,140,000	4,676,718
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A	4,465,000	5,102,982
ING Bank NV
5.80%, 09/25/2023 - 144A (E)	4,545,000	5,071,456
Intesa Sanpaolo SpA
2.38%, 01/13/2017	1,500,000	1,516,745
3.13%, 01/15/2016	2,750,000	2,821,244
5.02%, 06/26/2024 - 144A	1,930,000	1,909,308
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (F)	4,810,000	4,548,336
Regions Bank
7.50%, 05/15/2018	4,955,000	5,849,006
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	4,135,000	4,134,363
Societe Generale SA
5.75%, 04/20/2016 - 144A	2,569,000	2,745,023
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 - 144A	1,070,000	1,080,272
UBS AG
7.63%, 08/17/2022	2,805,000	3,334,999
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (F)	5,105,000	5,789,070
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 2,200,000	969,697

	Principal	Value
Building Products - 1.2%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (E)	$ 3,175,000	$ 3,159,125
Owens Corning
4.20%, 12/15/2022 (E)	5,653,000	5,769,531
Capital Markets - 1.2%
Bank of New York Mellon Corp., Series MTN
3.65%, 02/04/2024 (E)	1,000,000	1,027,329
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (E) (F)	1,690,000	1,721,265
Morgan Stanley
5.45%, 07/15/2019 (A) (F)	1,210,000	1,211,513
5.75%, 01/25/2021	1,850,000	2,135,947
Prospect Capital Corp.
5.88%, 03/15/2023 (E)	2,625,000	2,726,997
Chemicals - 0.5%
Huntsman International LLC
8.63%, 03/15/2021	3,200,000	3,480,000
Commercial Services & Supplies - 0.7%
Hertz Corp.
6.75%, 04/15/2019	1,685,000	1,760,825
Steelcase, Inc.
6.38%, 02/15/2021	3,035,000	3,490,632
Construction Materials - 0.7%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	4,820,000	4,829,105
Consumer Finance - 1.0%
Ally Financial, Inc.
4.63%, 06/26/2015	890,000	905,575
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	5,640,000	6,105,300
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.23%, 12/15/2019 - 144A (A)	2,400,000	2,352,000
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A	1,280,000	1,380,339
Diversified Financial Services - 3.5%
Bank of America Corp.
6.50%, 07/15/2018 (E)	2,420,000	2,810,404
Bank of America Corp., Series MTN
6.88%, 04/25/2018	4,050,000	4,726,642
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (F)	3,500,000	4,095,000
ILFC E-Capital Trust I
5.02%, 12/21/2065 - 144A (A)	2,430,000	2,332,800
Jefferies Group LLC
5.13%, 01/20/2023	1,935,000	2,064,686
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,950,000	2,318,979
Vesey Street Investment Trust I
4.40%, 09/01/2016 (B)	3,745,000	3,980,433
Voya Financial, Inc.
5.50%, 07/15/2022	3,030,000	3,434,481
Diversified Telecommunication Services - 3.5%
CenturyLink, Inc.
5.80%, 03/15/2022 (E)	2,975,000	3,049,375
Frontier Communications Corp.
7.63%, 04/15/2024 (E)	3,220,000	3,356,850
GTP Acquisition Partners I LLC
7.63%, 06/15/2041 - 144A	500,000	531,932
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	2,295,000	2,334,903
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	885,000	976,819

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	$ 3,324,000	$ 3,548,370
Level 3 Communications, Inc.
8.88%, 06/01/2019 (E)	180,000	194,400
Level 3 Financing, Inc.
8.13%, 07/01/2019	4,010,000	4,270,650
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 - 144A	4,615,000	4,903,871
Verizon Communications, Inc.
1.76%, 09/15/2016 (A)	2,387,000	2,450,096
Electric Utilities - 0.1%
EDP Finance BV
5.25%, 01/14/2021 - 144A (E)	945,000	984,029
Electrical Equipment - 0.2%
Anixter, Inc.
5.95%, 03/01/2015	1,300,000	1,327,950
Energy Equipment & Services - 1.9%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	2,540,000	2,854,325
NuStar Logistics, LP
8.15%, 04/15/2018	2,196,000	2,519,910
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,000,000	1,045,000
Seadrill, Ltd.
6.13%, 09/15/2017 - 144A	1,700,000	1,785,000
Transocean, Inc.
6.38%, 12/15/2021	2,221,000	2,532,162
Weatherford International, Ltd.
9.63%, 03/01/2019	2,587,000	3,360,195
Food Products - 0.4%
Post Holdings, Inc.
7.38%, 02/15/2022 (E)	2,833,000	3,017,145
Health Care Equipment & Supplies - 0.6%
Hologic, Inc.
6.25%, 08/01/2020	1,465,000	1,527,262
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (E)	3,155,000	3,060,350
Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020	3,400,000	3,629,500
Express Scripts Holding Co.
4.75%, 11/15/2021	2,920,000	3,220,413
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.
2.50%, 03/01/2018 (E)	3,350,000	3,385,088
Household Durables - 0.2%
Meritage Homes Corp.
4.50%, 03/01/2018	1,430,000	1,451,450
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	3,220,000	3,284,400
Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021 (E)	5,535,000	6,005,475
Insurance - 4.9%
American Financial Group, Inc.
9.88%, 06/15/2019	3,275,000	4,264,305
American International Group, Inc., Series MTN
5.85%, 01/16/2018	3,055,000	3,459,430
Chubb Corp.
6.38%, 03/29/2067 (A)	3,713,000	4,093,583

	Principal	Value
Insurance (continued)
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	$ 2,170,000	$ 2,438,694
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	3,365,000	3,886,891
Hartford Financial Services Group, Inc.
5.50%, 10/15/2016	3,124,000	3,415,575
Oil Insurance, Ltd.
3.22%, 09/02/2014 - 144A (A) (F)	1,245,000	1,145,400
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A) (E)	2,925,000	3,012,750
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	5,635,000	6,057,625
Stone Street Trust
5.90%, 12/15/2015 - 144A	3,675,000	3,896,823
IT Services - 0.4%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	3,000,000	3,075,000
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,600,000	2,597,834
Media - 1.5%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	5,540,000	5,816,200
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	2,415,000	2,559,900
Numericable Group SA
4.88%, 05/15/2019 - 144A	2,350,000	2,361,750
Metals & Mining - 1.2%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A (E)	1,956,000	2,501,255
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 - 144A	1,850,000	2,026,638
Glencore Funding LLC
2.50%, 01/15/2019 - 144A	955,000	946,783
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	2,614,000	3,396,383
Multi-Utilities - 0.4%
Black Hills Corp.
4.25%, 11/30/2023	1,650,000	1,749,501
5.88%, 07/15/2020	1,200,000	1,374,575
Oil, Gas & Consumable Fuels - 3.8%
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	1,400,500	1,404,001
6.50%, 08/15/2017 (E)	2,075,000	2,241,000
CITGO Petroleum Corp.
6.25%, 08/15/2022 - 144A	2,695,000	2,775,850
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,232,000	2,386,680
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 - 144A	725,000	741,603
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (E)	3,105,000	3,151,575
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A (E)	1,550,000	1,488,000
6.38%, 11/05/2014 - 144A	1,180,000	1,191,281
Petrobras Global Finance BV
3.00%, 01/15/2019 (E)	3,980,000	3,885,634
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,543,000	1,601,702
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	1,351,000	1,705,637
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	2,270,000	2,729,675

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Rosneft Finance SA
6.25%, 02/02/2015 - 144A (E)	$ 1,835,000	$ 1,851,056
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A (E)	765,000	738,225
Paper & Forest Products - 0.6%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	608,000	635,360
Boise Cascade Co.
6.38%, 11/01/2020	1,390,000	1,466,450
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	2,100,000	2,226,000
Pharmaceuticals - 1.2%
Actavis Funding SCS
1.30%, 06/15/2017 - 144A	2,235,000	2,224,245
Actavis, Inc.
3.25%, 10/01/2022 (E)	2,015,000	1,974,414
Perrigo Co. PLC
2.30%, 11/08/2018 - 144A	4,498,000	4,472,379
Professional Services - 0.6%
Cardtronics, Inc.
5.13%, 08/01/2022 - 144A	4,535,000	4,546,338
Real Estate Investment Trusts - 2.3%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	3,405,000	3,407,217
CBL & Associates, LP
5.25%, 12/01/2023 (E)	1,388,000	1,480,151
EPR Properties
5.75%, 08/15/2022	835,000	906,542
7.75%, 07/15/2020	4,558,000	5,527,632
Hospitality Properties Trust
5.00%, 08/15/2022	1,553,000	1,639,016
Kilroy Realty, LP
6.63%, 06/01/2020 (E)	3,252,000	3,833,230
Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,410,000	1,492,123
7.13%, 10/15/2020 - 144A	5,925,000	6,814,810
Software - 0.5%
First Data Corp.
6.75%, 11/01/2020 - 144A (E)	422,000	445,210
7.38%, 06/15/2019 - 144A	2,730,000	2,866,500
Specialty Retail - 0.3%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A (E)	2,315,000	2,332,363
Tobacco - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019 (E)	2,700,000	3,364,891
Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,530,000	4,960,350
Wireless Telecommunication Services - 3.1%
Crown Castle Towers LLC
4.88%, 08/15/2040 - 144A	2,150,000	2,378,420
6.11%, 01/15/2040 - 144A	5,000,000	5,820,070
SBA Tower Trust
5.10%, 04/15/2042 - 144A	3,680,000	3,919,796
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	5,185,000	6,079,413

	Principal	Value
Wireless Telecommunication Services (continued)
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 - 144A	$ 1,458,354	$ 1,492,110
6.83%, 11/15/2040 - 144A	2,570,000	2,669,043

Total Corporate Debt Securities (cost $389,505,860)		400,968,420

CONVERTIBLE BONDS - 0.6%
Automobiles - 0.3%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (E)	1,140,000	2,245,800
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
8.63%, 07/15/2020	2,090,000	2,272,875

Total Convertible Bonds (cost $3,786,825)		4,518,675

LOAN ASSIGNMENTS - 0.5%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Term Loan B2
4.75%, 03/21/2019 (A)	495,012	497,041
Household Products - 0.3%
Dell, Inc., Term Loan B
4.50%, 04/29/2020 (A)	2,654,938	2,656,310
Metals & Mining - 0.1%
Atkore International, Inc., 2nd Lien Term Loan
7.75%, 10/09/2021 (A)	550,000	546,563

Total Loan Assignments (cost $3,674,153)		3,699,914

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill
0.03%, 10/23/2014 (G)	3,653,300	3,653,052
0.04%, 09/11/2014 (G)	20,000,000	19,999,191
0.11%, 12/11/2014 (G)	3,365,000	3,363,624

Total Short-Term U.S. Government Obligations (cost $27,015,867)		27,015,867

	Shares	Value
PREFERRED STOCKS - 1.1%
Banks - 0.1%
CoBank ACB - Series F 144A, 6.25% (A)	9,770	1,010,584
Consumer Finance - 0.3%
Ally Financial, Inc. - Series A, 8.50% (A)	69,200	1,877,396
Diversified Telecommunication Services - 0.5%
Centaur Funding Corp. - Series B 144A, 9.08%	2,661	3,321,261
Real Estate Investment Trusts - 0.2%
American Realty Capital Properties, Inc. - Series F, 6.70%	56,940	1,323,855
National Retail Properties, Inc., 6.63%	18,475	464,646

Total Preferred Stocks (cost $7,951,377)		7,997,742

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCK - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	26,000	$ 1,310,920

Total Common Stock (cost $814,250)		1,310,920

WARRANT - 0.4%
Banks - 0.4%
Wells Fargo & Co. (H)
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	2,845,632

Total Warrant (cost $1,141,217)		2,845,632

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (G)	37,782,637	37,782,637

Total Securities Lending Collateral (cost $37,782,637)		37,782,637

	Principal	Value
REPURCHASE AGREEMENT - 7.4%
State Street Bank & Trust Co. 0.01% (G), dated 07/31/2014, to be repurchased at $53,591,009 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.17%, due 11/07/2022, and with a value of $54,663,313.	$ 53,590,994	53,590,994

Total Repurchase Agreement (cost $53,590,994)		53,590,994

Total Investment Securities (cost $789,677,200) (I)		811,218,818
Other Assets and Liabilities - Net - (11.4)%		(83,142,090)

Net Assets - 100.0%		$ 728,076,728

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$96,932,290	$—	$96,932,290
U.S. Government Agency Obligations	—	25,516,031	—	25,516,031
Foreign Government Obligations	—	8,233,467	—	8,233,467
Mortgage-Backed Securities	—	80,022,815	—	80,022,815
Asset-Backed Securities	—	48,731,374	—	48,731,374
Municipal Government Obligations	—	4,935,152	—	4,935,152
Preferred Corporate Debt Security	—	7,116,888	—	7,116,888
Corporate Debt Securities	—	400,968,420	—	400,968,420
Convertible Bonds	—	4,518,675	—	4,518,675
Loan Assignments	—	3,699,914	—	3,699,914
Short-Term U.S. Government Obligations	—	27,015,867	—	27,015,867
Preferred Stocks	7,997,742	—	—	7,997,742
Common Stock	1,310,920	—	—	1,310,920
Warrant	2,845,632	—	—	2,845,632
Securities Lending Collateral	37,782,637	—	—	37,782,637
Repurchase Agreement	—	53,590,994	—	53,590,994

Total Investment Securities	$49,936,931	$761,281,887	$—	$811,218,818

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $1,082,828, or 0.15% of the fund’s net assets.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $37,013,840. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Rate shown reflects the yield at July 31, 2014.
(H)	Non-income producing security.
(I)	Aggregate cost for federal income tax purposes is $789,677,200. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,575,723 and $3,034,105, respectively. Net unrealized appreciation for tax purposes is $21,541,618.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended July 31, 2014, securities with fair market value of $3,029,889 transferred from Level 2 to Level 1 due to availability of unadjusted quoted prices. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $233,729,556, or 32.10% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PHP	Philippine Peso

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 4.3%
Banks - 1.0%
CIT Group, Inc.
5.25%, 03/15/2018 (A)	$ 1,500,000	$ 1,582,500
Commercial Services & Supplies - 0.3%
Ceridian LLC / Comdata, Inc.
8.13%, 11/15/2017 - 144A	425,000	423,938
Food Products - 0.3%
Post Holdings, Inc.
6.75%, 12/01/2021 - 144A (A)	500,000	519,375
Health Care Providers & Services - 1.0%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A	1,000,000	1,007,500
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	500,000	511,250
Household Durables - 0.6%
Meritage Homes Corp.
4.50%, 03/01/2018 (A)	1,000,000	1,015,000
Household Products - 0.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	1,000,000	1,020,000
Oil, Gas & Consumable Fuels - 0.4%
CITGO Petroleum Corp.
6.25%, 08/15/2022 - 144A	625,000	643,750

Total Corporate Debt Securities (cost $6,678,449)		6,723,313

LOAN ASSIGNMENTS - 93.6%
Aerospace & Defense - 1.2%
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (B)	964,886	960,514
TransDigm, Inc., Term Loan C
3.75%, 02/28/2020 (B)	992,443	985,354
Auto Components - 2.1%
Allison Transmission, Inc., New Term Loan B3
3.75%, 08/23/2019 (B)	1,234,758	1,234,372
Goodyear Tire & Rubber Co., New 2nd Lien Term Loan
—, 04/30/2019 (B) (C)	1,000,000	1,007,500
UCI International, Inc., New Term Loan B
5.50%, 07/26/2017 (B)	496,144	496,144
Veyance Technologies, Inc., 1st Lien Term Loan
—, 09/08/2017 (C)	500,000	499,682
Biotechnology - 0.8%
Sage Products Holdings III LLC, Refi Term Loan B
4.25%, 12/13/2019 (B)	1,186,082	1,185,587
Building Products - 1.3%
Ply Gem Industries, Inc., Term Loan
4.00%, 02/01/2021 (B)	1,995,000	1,976,297
Capital Markets - 1.0%
Guggenheim Partners LLC, Term Loan
4.25%, 07/22/2020 (B)	1,497,487	1,494,991
Chemicals - 3.8%
Axalta Coating Systems US Holdings, Inc., Term Loan
4.00%, 02/01/2020 (B)	1,980,000	1,968,451

	Principal	Value
Chemicals (continued)
AZ Chem US, Inc., 1st Lien Term Loan
4.50%, 06/12/2021 (B)	$ 492,466	$ 495,698
Cyanco Intermediate Corp., Term Loan B
5.50%, 04/29/2020 (B)	496,242	497,482
Minerals Technology, Inc., Term Loan B
4.00%, 05/09/2021 (B)	1,000,000	1,002,500
Road Infrastructure Investment LLC, New 2nd Lien Term Loan
7.75%, 09/21/2021 (B)	1,000,000	992,500
Tronox Pigments (Netherlands) BV, Term Loan
4.00%, 03/19/2020 (B)	497,903	497,592
Verdesian Life Sciences LLC, Term Loan
6.00%, 07/01/2020 (B)	500,000	498,750
Commercial Services & Supplies - 9.2%
ADS Waste Holdings, Inc., New Term Loan
3.75%, 10/09/2019 (B)	1,468,747	1,460,092
Allied Security Holdings LLC, New 1st Lien Term Loan
4.25%, 02/12/2021 (B)	1,104,509	1,098,642
ARG IH Corp., Term Loan B
5.00%, 11/15/2020 (B)	1,492,500	1,497,451
Autoparts Holdings, Ltd., 1st Lien Term Loan
6.50%, 07/28/2017 (B)	797,395	797,993
Ceridian Corp., New Term Loan B
4.41%, 05/09/2017 (B)	1,662,372	1,662,372
EnergySolutions LLC, New Term Loan
6.75%, 05/29/2020 (B)	1,000,000	1,015,000
Multi Packaging Solutions, Inc., 2014 Term Loan B
4.25%, 09/30/2020 (B)	997,500	995,837
Polymer Group, Inc., 1st Lien Term Loan B
5.25%, 12/19/2019 (B)	1,449,486	1,451,297
Pre-Paid Legal Services, Inc., 1st Lien Term Loan
6.25%, 07/01/2019 (B)	701,754	705,263
Protection One, Inc., Term Loan
4.25%, 03/21/2019 (B)	820,815	818,763
PSC Industrial Outsourcing, LP, Term Loan B
5.50%, 05/15/2020 (B)	750,000	742,500
RGIS Services LLC, Term Loan C
5.50%, 10/18/2017 (B)	496,193	493,712
W/S Packaging Group, Inc., Term Loan B
5.00%, 08/05/2019 (B)	496,250	493,769
WTG Holdings III Corp., 1st Lien Term Loan
4.75%, 01/15/2021 (B)	1,160,833	1,158,657
Communications Equipment - 1.4%
AVSC Holding Corp., 1st Lien Term Loan
4.50%, 01/24/2021 (B)	1,496,250	1,494,380
Global Tel*Link Corp., 1st Lien Term Loan
5.00%, 05/22/2020 (B)	735,840	731,087
Construction & Engineering - 0.3%
Floatel International, Ltd., USD Term Loan B
6.00%, 06/27/2020 (B)	498,750	499,997
Containers & Packaging - 4.6%
Anchor Glass Container Corp., New 1st Lien Term Loan
—, 06/30/2021 (C)	1,720,000	1,720,538
Berry Plastics Holding Corp., Term Loan E
3.75%, 01/06/2021 (B)	1,995,000	1,975,675
BWAY Holding Company, Inc., Term Loan B
4.50%, 08/07/2017 (B)	992,443	994,304

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Containers & Packaging (continued)
Multi Packaging Solutions, Inc., Term Loan A
4.25%, 09/30/2020 (B)	$ 500,000	$ 500,625
Printpack Holdings, Inc., Term Loan
6.00%, 05/28/2020 (B)	500,000	498,750
Tekni-Plex, Inc., New Term Loan B
4.75%, 08/25/2019 (B)	1,488,722	1,481,278
Diversified Consumer Services - 2.2%
Connolly Corp., 1st Lien Term Loan
5.00%, 05/14/2021 (B)	1,000,000	1,005,000
IMG Worldwide Holdings LLC, 1st Lien Term Loan
5.25%, 05/06/2021 (B)	1,000,000	992,083
ServiceMaster Co., 2014 Term Loan B
4.25%, 07/01/2021 (B)	1,500,000	1,489,219
Diversified Financial Services - 1.8%
Delos Finance Sarl, Term Loan B
3.50%, 03/06/2021 (B)	500,000	498,929
Duff & Phelps Investment Management Co., Term Loan B
4.50%, 04/23/2020 (B)	992,486	992,797
Nuveen Investments, Inc., New Term Loan
4.16%, 05/15/2017 (B)	1,300,000	1,298,917
Diversified Telecommunication Services - 0.9%
Cincinnati Bell, Inc., New Term Loan B
4.00%, 09/10/2020 (B)	893,250	890,086
Securus Technologies Holdings, Inc., Term Loan
4.75%, 04/30/2020 (B)	496,250	495,837
Electric Utilities - 0.8%
Star West Generation LLC, New Term Loan B
4.25%, 03/13/2020 (B)	732,323	732,933
Viva Alamo LLC, Term Loan B
4.75%, 02/20/2021 (B)	498,750	499,374
Electrical Equipment - 0.3%
Trojan Battery Co. LLC, 2014 Term Loan B
5.75%, 06/11/2021 (B)	500,000	499,375
Electronic Equipment & Instruments - 0.8%
Sensus USA, Inc., 1st Lien Term Loan
4.75%, 05/09/2017 (B)	1,190,794	1,191,786
Energy Equipment & Services - 0.8%
Seadrill Partners Finance Co. LLC, Term Loan B
4.00%, 02/21/2021 (B)	498,747	492,590
Stallion Oilfield Services, Ltd., Term Loan B
8.00%, 06/19/2018 (B)	775,608	785,304
Food & Staples Retailing - 2.5%
Albertson’s LLC, Term Loan B2
4.75%, 03/21/2019 (B)	796,005	799,269
Bellisio Foods, Inc., Term Loan
4.50%, 07/31/2019 (B)	883,798	877,169
Rite Aid Corp., 2nd Lien Term Loan
5.75%, 08/21/2020 (B)	500,000	508,625
Roundy’s Supermarkets, Inc., New Term Loan B
5.75%, 03/03/2021 (B)	1,041,571	1,036,363
SUPERVALU, Inc., Refi Term Loan B
4.50%, 03/21/2019 (B)	741,530	739,882
Food Products - 5.7%
Aramark Corp., Extended Synthetic Line of Credit 2
3.73%, 07/26/2016 (B)	1,409,295	1,402,249

	Principal	Value
Food Products (continued)
Aramark Corp., Extended Synthetic Line of Credit 3
3.73%, 07/26/2016 (B)	$ 587,318	$ 585,849
Big Heart Pet Brands, New Term Loan
3.50%, 03/08/2020 (B)	997,500	983,368
CSM Bakery Supplies LLC, 1st Lien Term Loan
4.75%, 07/03/2020 (B)	1,293,985	1,288,593
Del Monte Foods, Inc., 1st Lien Term Loan
4.25%, 02/18/2021 (B)	1,492,500	1,479,908
Del Monte Foods, Inc., 2nd Lien Term Loan
8.25%, 08/18/2021 (B)	250,000	243,333
Dole Food Co., Inc., New Term Loan B
4.50%, 11/01/2018 (B)	1,976,667	1,974,591
Shearer’s Foods, Inc., 1st Lien Term Loan
4.50%, 06/30/2021 (B)	1,000,000	995,625
Health Care Equipment & Supplies - 3.1%
Alere, Inc., Term Loan B
4.25%, 06/30/2017 (B)	1,989,789	1,992,276
Biomet Inc., Term Loan B2
3.66%, 07/25/2017 (B)	934,309	932,996
Kinetic Concepts, Inc., Term Loan E1
4.00%, 05/04/2018 (B)	995,000	993,926
Kinetic Concepts, Inc., Term Loan E2
3.50%, 11/04/2016 (B)	497,500	497,034
Millennium Laboratories, Inc., Term Loan B
5.25%, 04/16/2021 (B)	500,000	500,209
Health Care Providers & Services - 5.2%
Ardent Medical Services, Inc., Term Loan
6.75%, 07/02/2018 (B)	458,017	458,590
Community Health Systems, Inc., 2017 Term Loan E
3.48%, 01/25/2017 (B)	135,731	135,730
Community Health Systems, Inc., Term Loan D
4.25%, 01/27/2021 (B)	1,854,269	1,857,873
IASIS Healthcare LLC, Term Loan B2
4.50%, 05/03/2018 (B)	496,222	496,842
Ortho-Clinical Diagnostics, Inc., Term Loan B
4.75%, 06/30/2021 (B)	1,500,000	1,498,125
Planet Fitness Holdings LLC, Term Loan
4.75%, 03/31/2021 (B)	997,500	999,370
Radnet Management, Inc., Term Loan B
4.27%, 10/10/2018 (B)	493,750	493,544
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan
6.00%, 04/19/2019 (B)	500,000	500,625
Surgery Center Holdings, Inc., New 1st Lien Term Loan
—, 07/09/2020 (C)	500,000	500,000
United Surgical Partners International, Inc., Extended Term Loan
4.25%, 04/19/2017 (B)	497,456	497,456
Valitas Health Services, Inc., Term Loan B
6.00%, 06/02/2017 (B)	700,000	670,250
Health Care Technology - 0.9%
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan
5.25%, 10/02/2019 (B)	497,500	498,744
Onex Carestream Finance LP, 1st Lien Term Loan
5.00%, 06/07/2019 (B)	962,025	962,368

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure - 6.1%
Affinity Gaming LLC, New Term Loan B
5.25%, 11/09/2017 (B)	$ 515,963	$ 513,384
Caesars Entertainment Resort Properties LLC, Term Loan B
7.00%, 10/12/2020 (B)	497,500	497,967
CityCenter Holdings LLC, Term Loan B
—, 10/16/2020 (C)	1,000,000	1,001,667
Great Wolf Resorts, Inc., Term Loan B
4.50%, 08/06/2020 (B)	992,481	991,861
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020 (B)	1,080,000	1,074,375
MGM Resorts International, Term Loan B
3.50%, 12/20/2019 (B)	994,950	988,524
NEP/NCP Holdco, Inc., Incremental Term Loan
4.25%, 01/22/2020 (B)	1,491,263	1,488,466
Peninsula Gaming LLC, Term Loan
4.25%, 11/20/2017 (B)	500,000	500,150
Scientific Games International, Inc., New Term Loan B
4.25%, 10/18/2020 (B)	1,492,500	1,469,845
WMG Acquisition Corp., New Term Loan
3.75%, 07/01/2020 (B)	992,500	972,030
Household Durables - 1.0%
API Heat Transfer ThermaSys Corp., Term Loan
—, 05/03/2019 (C)	500,000	499,844
Hoffmaster Group, Inc., New 1st Lien Term Loan
5.25%, 05/09/2020 (B)	1,000,000	998,333
Household Products - 3.5%
Armored Autogroup, Inc., Term Loan B
6.00%, 11/04/2016 (B)	961,935	962,737
Dell, Inc., Term Loan B
4.50%, 04/29/2020 (B)	1,985,000	1,986,026
Herff Jones, Inc., Term Loan B
5.50%, 06/25/2019 (B)	960,625	964,611
KIK Custom Products, Inc., New 1st Lien Term Loan
5.50%, 04/29/2019 (B)	1,489,982	1,487,498
Independent Power and Renewable Electricity Producers - 0.9%
Dynegy Holdings, Inc., Term Loan B2
4.00%, 04/23/2020 (B)	1,488,722	1,486,861
Industrial Conglomerates - 1.3%
Gates Global, Inc., Term Loan B
4.25%, 07/05/2021 (B)	1,000,000	992,679
Osmose Holdings, Inc., 1st Lien Term Loan
—, 07/31/2021 (C)	1,000,000	998,750
Insurance - 1.1%
Asurion LLC, New Term Loan B1
5.00%, 05/24/2019 (B)	1,712,304	1,718,288
IT Services - 1.5%
MoneyGram International, Inc., New Term Loan B
4.25%, 03/27/2020 (B)	249,369	245,420
SunGard Data Systems, Inc., Term Loan E
4.00%, 03/08/2020 (B)	2,019,928	2,022,429
Life Sciences Tools & Services - 0.3%
Pharmaceutical Product Development LLC, New Term Loan B
4.00%, 12/05/2018 (B)	496,222	496,222

	Principal	Value
Machinery - 4.8%
Apex Tool Group LLC, Term Loan B
4.50%, 01/31/2020 (B)	$ 987,500	$ 972,482
Filtration Group Corp., 1st Lien Term Loan
4.50%, 11/21/2020 (B)	1,492,500	1,499,574
Gardner Denver, Inc., Term Loan
4.25%, 07/30/2020 (B)	992,500	986,762
Phillips-Medisize Corp., 1st Lien Term Loan
4.75%, 06/16/2021 (B)	500,000	500,000
Rexnord LLC, 1st Lien Term Loan B
4.00%, 08/21/2020 (B)	992,500	989,881
Wastequip LLC, Term Loan
5.50%, 08/09/2019 (B)	990,000	991,238
Xerium Technologies, Inc., Term Loan
5.75%, 05/17/2019 (B)	1,489,969	1,498,350
Marine - 1.0%
Commercial Barge Line Co., 1st Lien Term Loan
7.50%, 09/23/2019 (B)	493,750	495,602
Drillships Ocean Ventures, Inc., Term Loan B
—, 07/18/2021 (C)	1,000,000	1,003,438
Media - 4.6%
Affinion Group, Inc., Term Loan B
6.75%, 04/30/2018 (B)	993,627	983,484
Cumulus Media Holdings, Inc., Term Loan
4.25%, 12/23/2020 (B)	1,476,944	1,477,999
Learfield Communications, Inc., New 1st Lien Term Loan
4.50%, 10/09/2020 (B)	248,750	248,750
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan
4.50%, 01/07/2022 (B)	797,959	796,712
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan
7.75%, 07/07/2023 (B)	1,000,000	1,000,625
Tribune Co., 2013 Term Loan
4.00%, 12/27/2020 (B)	1,194,000	1,192,209
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020 (B)	1,488,750	1,477,957
Metals & Mining - 0.6%
American Rock Salt Holdings LLC, 1st Lien Term Loan
4.75%, 05/20/2021 (B)	500,000	498,438
WireCo WorldGroup, Inc., New Term Loan
—, 02/15/2017 (C)	500,000	503,125
Multi-Utilities - 0.6%
Solenis International, LP, 1st Lien Term Loan
—, 07/02/2021 (C)	1,000,000	990,417
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal, Inc., Term Loan B
6.25%, 05/16/2018 (B)	496,211	486,631
Paper & Forest Products - 0.6%
Exopack LLC, Term Loan B
5.25%, 05/08/2019 (B)	995,000	1,005,779
Personal Products - 1.3%
Revlon Consumer Products Corp., Acquisition Term Loan
4.00%, 10/08/2019 (B)	995,000	995,000
Vogue International, Inc., Term Loan
5.25%, 02/14/2020 (B)	997,500	998,123

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Pharmaceuticals - 2.9%
Amneal Pharmaceuticals LLC, New Term Loan
4.75%, 11/01/2019 (B)	$ 694,750	$ 696,487
Catalent Pharma Solutions, Inc., Term Loan B
4.50%, 05/20/2021 (B)	1,000,000	1,002,656
Salix Pharmaceuticals, Ltd., Term Loan
4.25%, 01/02/2020 (B)	1,950,000	1,956,094
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B
3.75%, 08/05/2020 (B)	802,213	800,096
Professional Services - 1.0%
TransUnion LLC, New Term Loan
4.00%, 04/09/2021 (B)	1,496,250	1,491,574
Real Estate Management & Development - 1.1%
Realogy Corp., Extended Letter of Credit
4.40%, 10/10/2016 (B)	1,064,828	1,063,497
Realogy Corp., New Term Loan B
3.75%, 03/05/2020 (B)	694,750	694,533
Road & Rail - 0.8%
Fly Funding II S.a.r.l., Term Loan B
4.50%, 08/09/2019 (B)	1,218,750	1,225,859
Semiconductors & Semiconductor Equipment - 1.3%
Avago Technologies Cayman Ltd., Term Loan B
3.75%, 05/06/2021 (B)	1,000,000	997,650
Freescale Semiconductor, Inc., Term Loan B4
4.25%, 02/28/2020 (B)	995,000	988,781
Software - 3.8%
Aricent Technologies, 1st Lien Term Loan
5.50%, 04/14/2021 (B)	500,000	502,500
BMC Foreign Holding Co., Term Loan
5.00%, 09/10/2020 (B)	497,500	491,281
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (B)	480,139	476,463
First Data Corp., New Term Loan B
3.66%, 03/24/2017 (B)	1,000,000	995,536
Infor (US), Inc., Term Loan B5
3.75%, 06/03/2020 (B)	1,492,500	1,478,741
Magic Newco LLC, 1st Lien Term Loan
5.00%, 12/12/2018 (B)	992,433	996,775
Sophia, LP, 2014 Term Loan B
4.00%, 07/19/2018 (B)	993,485	990,174
Specialty Retail - 0.9%
PFS Holding Corp., 1st Lien Term Loan
4.50%, 01/31/2021 (B)	1,496,250	1,428,919
Technology Hardware, Storage & Peripherals - 1.0%
Kronos, Inc., Initial Incremental Term Loan
4.50%, 10/30/2019 (B)	1,489,770	1,492,750
Textiles, Apparel & Luxury Goods - 0.3%
Otter Products LLC, 2014 Term Loan
5.75%, 06/03/2020 (B)	500,000	494,688
Water Utilities - 0.3%
Utility Services Associates, Inc., Term Loan B
6.75%, 09/30/2020 (B)	497,500	501,231

Total Loan Assignments (cost $146,236,978)		146,063,236

	Shares	Value
INVESTMENT COMPANY - 1.2%
Capital Markets - 1.2%
PowerShares Senior Loan Portfolio (A)	76,200	$ 1,875,282

Total Investment Company (cost $1,897,870)		1,875,282

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	3,640,875	3,640,875

Total Securities Lending Collateral (cost $3,640,875)		3,640,875

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (D), dated 07/31/2014, to be repurchased at $7,167,040 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, and with a value of $7,312,130.	$ 7,167,038	7,167,038

Total Repurchase Agreement (cost $7,167,038)		7,167,038

Total Investment Securities (cost $165,621,210) (E)		165,469,744
Other Assets and Liabilities - Net - (6.0)%		(9,419,118)

Net Assets - 100.0%		$ 156,050,626

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$6,723,313	$—	$6,723,313
Loan Assignments	—	146,063,236	—	146,063,236
Investment Company	1,875,282	—	—	1,875,282
Securities Lending Collateral	3,640,875	—	—	3,640,875
Repurchase Agreement	—	7,167,038	—	7,167,038

Total Investment Securities	$5,516,157	$159,953,587	$—	$165,469,744

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,557,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(C)	All or a portion of this security represents unsettled loan commitments at July 31, 2014 where the rate will be determined at time of settlement.
(D)	Rate shown reflects the yield at July 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $165,621,210. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $443,826 and $595,292, respectively. Net unrealized depreciation for tax purposes is $151,466.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $3,105,813, or 1.99% of the fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT

State Street Bank & Trust Co.
0.01% (A), dated 07/31/2014, to be repurchased at $222,994,877 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.12% - 3.50%, due 11/07/2022 - 11/25/2038, and with a total value of $227,459,038.

	$ 222,994,815	$ 222,994,815

Total Repurchase Agreement (cost $222,994,815)		222,994,815

Total Investment Securities (cost $222,994,815) (B)		222,994,815
Other Assets and Liabilities - Net		(222,994,815)

Net Assets		$ 0

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Repurchase Agreement	$—	$222,994,815	$—	$222,994,815

Total Investment Securities	$—	$222,994,815	$—	$222,994,815

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (D)	Sales (E)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (F)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (F)
Common Stocks	$472,785	$—	$(508,050)	$—	$109,433	$(74,168)	$—	$—	$—	$—
Convertible Bonds	11,270	—	(11,219)	—	(942,814)	942,763	—	—	—	—
Corporate Debt Securities	541,159	53,402	(588,662)	(8)	(8,733)	2,842	—	—	—	—

Total	$1,025,214	$53,402	$(1,107,931)	$(8)	$(842,114)	$871,437	$—	$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $222,994,815.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(D)	Purchases include all purchases of securities and securities received in corporate actions.
(E)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(F)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.1%
United States - 0.1%
U.S. Treasury Note
1.50%, 05/31/2019	$ 200,000	$ 197,734

Total U.S. Government Obligation (cost $198,728)		197,734

FOREIGN GOVERNMENT OBLIGATIONS - 74.6%
Belgium - 3.1%
Belgium Government Bond
4.00%, 03/28/2019	EUR 5,000,000	7,796,593
Brazil - 3.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2018	BRL 1,000,000	301,894
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2023	18,300,000	7,306,901
Canada - 5.3%
Canadian Government Bond
1.25%, 03/01/2018	CAD 5,200,000	4,751,465
Province of Manitoba Canada
1.75%, 05/30/2019	$1,800,000	1,784,525
Province of Quebec Canada
4.50%, 12/01/2020	CAD 6,400,000	6,583,369
Colombia - 1.3%
Colombia Government International Bond
4.38%, 03/21/2023	COP 7,031,000,000	3,366,122
Croatia - 2.1%
Croatia Government International Bond
3.88%, 05/30/2022 - Reg S	EUR 4,000,000	5,321,385
Germany - 4.4%
Bundesrepublik Deutschland
2.00%, 08/15/2023	2,530,000	3,662,141
4.75%, 07/04/2028	3,900,000	7,270,480
Greece - 1.1%
Hellenic Republic Government Bond
4.75%, 04/17/2019 - Reg S	2,010,000	2,749,563
Hungary - 1.7%
Hungary Government Bond
6.50%, 06/24/2019	HUF 775,000,000	3,686,462
Magyar Nemzeti Bank
6.00%, 10/19/2015	JPY 51,000,000	513,020
Indonesia - 1.6%
Indonesia Government International Bond
2.88%, 07/08/2021 - 144A	EUR 2,580,000	3,472,023
Indonesia Treasury Bond
7.00%, 05/15/2022	IDR 6,500,000,000	527,748
Italy - 1.1%
Italy Buoni Poliennali del Tesoro
4.75%, 09/01/2044 - Reg S	EUR 1,710,000	2,655,064
Korea, Republic of - 3.3%
Republic of Korea
2.13%, 06/10/2024 - Reg S	6,085,000	8,298,046
Latvia - 0.9%
Republic of Latvia, Series MTN
2.63%, 01/21/2021 - 144A	1,540,000	2,160,089
Malaysia - 1.6%
Malaysia Government Bond
3.65%, 10/31/2019	MYR 13,000,000	4,062,919

	Principal	Value
Mexico - 3.1%
Mexican Bonos
6.50%, 06/09/2022	MXN 74,710,000	$ 5,958,993
7.75%, 05/29/2031	15,500,000	1,318,262
Mexican Udibonos
Series S
4.00%, 11/08/2046	4,219,532	360,365
Montenegro - 1.9%
Montenegro Government International Bond
5.38%, 05/20/2019 - 144A	EUR 3,390,000	4,690,995
Netherlands - 4.5%
Netherlands Government Bond
2.00%, 07/15/2024	8,000,000	11,342,762
New Zealand - 4.4%
New Zealand Government Bond
3.00%, 04/15/2020	NZD 13,583,000	10,881,280
Poland - 4.7%
Poland Government Bond
3.25%, 07/25/2019	PLN 17,500,000	5,686,953
3.75%, 04/25/2018	15,000,000	4,965,869
Poland Government International Bond
0.91%, 11/13/2020	JPY 100,000,000	981,451
Romania - 4.3%
Romania Government Bond
5.95%, 06/11/2021	RON 14,540,000	4,871,600
Romanian Government International Bond, Series MTN
4.88%, 11/07/2019 - Reg S	EUR 3,935,000	5,984,188
Russian Federation - 1.1%
Russian Federal Bond - OFZ
8.15%, 02/03/2027	RUB 101,500,000	2,624,945
Slovenia - 2.1%
Slovenia Government Bond
4.63%, 09/09/2024 - Reg S	EUR 2,384,000	3,590,918
Slovenia Government International Bond
5.50%, 10/26/2022 - 144A	$ 1,600,000	1,744,000
South Africa - 2.1%
South Africa Government Bond
8.25%, 09/15/2017	ZAR 55,450,000	5,328,226
Supranational - 5.0%
European Bank for Reconstruction & Development, Series MTN
5.00%, 05/28/2015	INR 44,000,000	720,896
European Investment Bank, Series MTN
2.25%, 03/07/2020 - Reg S	GBP 3,400,000	5,717,716
International Bank for Reconstruction & Development
1.38%, 06/23/2019	SEK 10,000,000	1,468,209
International Bank for Reconstruction & Development, Series MTN
3.75%, 05/19/2017	NOK 3,250,000	545,076
International Finance Corp., Series MTN
3.88%, 02/26/2018	NZD 500,000	415,663
7.75%, 12/03/2016	INR 185,000,000	3,085,313
7.80%, 06/03/2019	27,500,000	473,688
Sweden - 4.8%
Kommuninvest I Sverige AB
1.92%, 11/15/2016 (A)	NOK 10,500,000	1,662,995
Sweden Government Bond
3.50%, 06/01/2022	SEK 49,000,000	8,220,197
4.25%, 03/12/2019	13,000,000	2,177,597

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Turkey - 1.1%
Turkey Government Bond
10.50%, 01/15/2020	TRY 5,450,000	$ 2,757,047
United Kingdom - 5.0%
U.K. Gilt
3.25%, 01/22/2044 - Reg S	GBP 4,000,000	6,673,091
3.75%, 09/07/2021 - Reg S	3,100,000	5,719,879

Total Foreign Government Obligations (cost $188,474,369)		186,237,983

CORPORATE DEBT SECURITIES - 7.9%
Canada - 0.1%
TELUS Corp.
5.05%, 12/04/2019	CAD 125,000	127,984
France - 1.2%
Numericable Group SA
5.63%, 05/15/2024 - 144A	EUR 2,100,000	2,939,052
Germany - 0.5%
KFW, Series MTN
3.75%, 08/16/2017	NZD 500,000	418,599
3.75%, 06/14/2018 - Reg S	1,000,000	829,796
Ireland - 1.4%
GE Capital UK Funding, Series MTN
5.13%, 05/24/2023	GBP 1,920,000	3,636,030
Korea, Republic of - 0.4%
Korea Development Bank
0.43%, 01/29/2016	JPY 100,000,000	968,460
Mexico - 2.5%
America Movil SAB de CV
4.75%, 06/28/2022	EUR 500,000	809,275
6.00%, 06/09/2019	MXN 5,000,000	383,737
8.46%, 12/18/2036	69,000,000	5,131,183
Netherlands - 0.3%
Cooperatieve Centrale Raiffeisen- Boerenleenbank, Series MTN
4.25%, 05/02/2018	NZD 1,000,000	837,667
United States - 1.5%
Morgan Stanley
3.13%, 08/05/2021 (B)	CAD 3,700,000	3,371,756
Morgan Stanley, Series MTN
7.60%, 08/08/2017	NZD 500,000	449,859

Total Corporate Debt Securities (cost $20,197,169)		19,903,398

REPURCHASE AGREEMENT - 9.3%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $23,253,183 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $23,719,109.	$ 23,253,176	23,253,176

Total Repurchase Agreement (cost $23,253,176)		23,253,176

Total Investment Securities (cost $232,123,442) (D)		229,592,291
Other Assets and Liabilities - Net - 8.1%		20,132,954

Net Assets - 100.0%		$ 249,725,245

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	SCB	(12,910,159)	08/29/2014	$(11,929,274)	$97,495
EUR	NTIB	1,887,871	08/29/2014	2,533,023	(4,831)
GBP	NTIB	(9,818,609)	08/29/2014	(16,625,870)	53,105
JPY	SCB	3,339,331,316	08/29/2014	32,744,321	(275,526)
JPY	SCB	(503,322,217)	08/29/2014	(4,902,044)	8,170
MXN	HSBC	5,743,241	08/29/2014	439,186	(5,717)
NOK	HSBC	96,315,647	08/29/2014	15,423,953	(118,728)
NZD	SCB	(16,362,271)	08/29/2014	(13,898,277)	39,180
RUB	JPM	31,644,000	08/18/2014	900,000	(18,531)
RUB	SCB	31,648,500	08/18/2014	900,000	(18,405)
RUB	SCB	(139,360,000)	08/18/2014	(4,000,000)	118,014
SEK	HSBC	(102,615,598)	08/29/2014	(14,992,527)	118,821
ZAR	JPM	(125,797,817)	08/29/2014	(11,809,451)	135,220

					$128,267

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SCB	283,468	08/05/2014	$380,159	$(575)
GBP	SCB	(224,406)	08/05/2014	(380,159)	1,310

					$735

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	81.1%	$186,237,983
Banks	2.8	6,426,278
Wireless Telecommunication Services	2.7	6,324,195
Diversified Financial Services	1.6	3,636,030
Media	1.3	2,939,052
Capital Markets	0.2	449,859
U.S. Government Obligation	0.1	197,734
Diversified Telecommunication Services	0.1	127,984

Investment Securities, at Value	89.9	206,339,115
Short-Term Investments	10.1	23,253,176

Total Investments	100.0%	$229,592,291

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligation	$—	$197,734	$—	$197,734
Foreign Government Obligations	—	186,237,983	—	186,237,983
Corporate Debt Securities	—	19,903,398	—	19,903,398
Repurchase Agreement	—	23,253,176	—	23,253,176

Total Investment Securities	$—	$229,592,291	$—	$229,592,291

Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$570,005	$—	$570,005
Forward Foreign Cross Currency Contracts (F)	—	1,310	—	1,310

Total Derivative Financial Instruments	$—	$571,315	$—	$571,315

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(441,738)	$—	$(441,738)
Forward Foreign Cross Currency Contracts (F)	—	(575)	—	(575)

Total Derivative Financial Instruments	$—	$(442,313)	$—	$(442,313)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $232,123,442. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $241,951 and $2,773,102, respectively. Net unrealized depreciation for tax purposes is $2,531,151.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $15,006,159, or 6.01% of the fund’s net assets.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
NTIB	Northern Trust International Bank
OFZ	Obligatsyi Federal’novo Zaima (Coupon-bearing Federal Loan Bonds)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SCB	Standard Chartered Bank

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 16.1%
Portugal Obrigacoes do Tesouro OT
4.75%, 06/14/2019 - Reg S	EUR 21,412,500	$ 32,044,288

Total Foreign Government Obligation (cost $32,453,300)		32,044,288

	Shares	Value
INVESTMENT COMPANY - 2.5%
Capital Markets - 2.5%
Market Vectors Gold Miners ETF (A)	193,992	5,022,453

Total Investment Company (cost $4,975,848)		5,022,453

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 4.6% (B)
Call Options - 1.0%
OTC - EUR vs. CHF
Exercise Price EUR 1.25
Expires 10/30/2014
Counterparty: CITI	EUR 46,700,000	19,478
OTC - EUR vs. TRY
Exercise Price EUR 2.84
Expires 08/01/2014
Counterparty: CITI	51,100,000	879,281
OTC - USD vs. CNY
Exercise Price $6.15
Expires 01/06/2015
Counterparty: CITI	$ 51,800,000	609,009
OTC - USD vs. ZAR
Exercise Price $10.75
Expires 08/19/2014
Counterparty: CITI	47,000,000	409,748
Put Options - 3.6%
OTC - EUR vs. GBP
Exercise Price EUR 0.78
Expires 09/15/2014
Counterparty: CITI	EUR 1,608,000	429,259
OTC - EUR vs. GBP
Exercise Price EUR 0.81
Expires 08/11/2014
Counterparty: CITI	23,450,000	670,891
OTC - EUR vs. USD
Exercise Price EUR 1.37
Expires 10/03/2014
Counterparty: CITI	45,400,000	1,487,690
OTC - GBP vs. USD
Exercise Price GBP 1.70
Expires 09/19/2014
Counterparty: CITI	GBP 76,650,000	1,292,402
OTC - USD vs. JPY
Exercise Price $107.97
Expires 01/29/2015
Counterparty: CITI	$ 10,220,000	2,989,705
OTC - USD vs. MYR
Exercise Price $3.20
Expires 10/08/2014
Counterparty: CITI	22,700,000	141,132
OTC - USD vs. RUB
Exercise Price $34.00
Expires 05/20/2015
Counterparty: CITI	2,350,000	188,083

Total Purchased Foreign Exchange Options (cost $7,748,178)		9,116,678

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	2,740,100	$ 2,740,100

Total Securities Lending Collateral (cost $2,740,100)		2,740,100

	Principal	Value
REPURCHASE AGREEMENT - 47.2%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $93,728,875 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.14% - 2.50%, due 10/17/2022 -01/01/2033, and with a total value of $95,607,344.	$ 93,728,849	93,728,849

Total Repurchase Agreement (cost $93,728,849)		93,728,849

Total Investment Securities (cost $141,646,275) (D)		142,652,368
Other Assets and Liabilities - Net - 28.2%		55,923,499

Net Assets - 100.0%		$ 198,575,867

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.2)% (B)
Call Options - (0.1)%
OTC - USD vs. RUB
Exercise Price $40.00
Expires 10/08/2014
Counterparty: CITI	$ 181,600	$ (40,687)
OTC - USD vs. MYR
Exercise Price $3.38
Expires 10/08/2014
Counterparty: CITI	227,000	(23,073)
OTC - USD vs. TRY
Exercise Price $2.50
Expires 10/24/2014
Counterparty: CITI	235,000	(19,427)
OTC - USD vs. RUB
Exercise Price $40.83
Expires 08/06/2014
Counterparty: CITI	469,000	0
OTC - EUR vs. GBP
Exercise Price EUR 0.84
Expires 08/11/2014
Counterparty: CITI	EUR 469,000	0
OTC - AUD vs. USD
Exercise Price AUD 0.96
Expires 08/08/2014
Counterparty: CITI	AUD 234,500	(128)
OTC - USD vs. TRY
Exercise Price $2.40
Expires 11/11/2014
Counterparty: CITI	$ 187,600	(76,105)
OTC - USD vs. ZAR
Exercise Price $11.25
Expires 08/19/2014
Counterparty: CITI	470,000	(31,967)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Notional Amount	Value
Put Options - (0.1)%
OTC - EUR vs. CHF
Exercise Price EUR 1.20
Expires 10/30/2014
Counterparty: CITI	EUR 467,000	$ (53,711)
OTC - USD vs. JPY
Exercise Price $90.00
Expires 01/19/2015
Counterparty: CITI	$ 1,560,000	(72,471)
OTC - USD vs. IDR
Exercise Price $12,000.00
Expires 08/08/2014
Counterparty: CITI	117,250	(8,446)

Total Written Foreign Exchange Options (premiums $3,568,974)		$ (326,015)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (B)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Month HUF-BUBOR-Reuters	2.49	02/27/2015	CITI	HUF	136,440,000,000	$381,430	$0	$381,430
3-Month NZD-BBR-FRA	3.95	10/05/2015	CITI	NZD	131,670,000	18,751	0	18,751
3-Month ZAR-JIBAR-SAFEX	6.27	11/12/2014	CITI	ZAR	1,805,760,000	111,269	0	111,269
3-Month ZAR-JIBAR-SAFEX	6.50	09/23/2015	CITI		389,880,000	23,071	0	23,071
6-Month PLN-WIBOR	4.12	04/04/2019	CITI	PLN	96,696,000	1,843,473	0	1,843,473
MXN TIIE Banxico	6.54	01/10/2024	CITI	MXN	55,448,800	129,649	0	129,649
MXN TIIE Banxico	6.63	12/15/2023	CITI		59,598,000	172,903	0	172,903
MXN TIIE Banxico	6.63	12/18/2023	CITI		59,598,000	171,345	0	171,345

						$2,851,891	$0	$2,851,891

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month SEK-STIBOR-SIDE	0.88	03/18/2015	CITI	SEK	3,714,029,346	$551,241	$0	$551,241
3-Month USD-LIBOR	8.07	09/10/2015	CITI	$	19,900,000	(787)	0	(787)
3-Month ZAR-JIBAR-SAFEX	7.16	11/03/2014	CITI	ZAR	1,805,760,000	(489,756)	0	(489,756)
3-Month ZAR-JIBAR-SAFEX	9.26	04/08/2024	CITI		284,000,000	147,220	0	147,220
6-Month HUF-BUBOR-Reuters	4.37	02/07/2019	CITI	HUF	5,206,802,400	(1,465,789)	0	(1,465,789)
6-Month NOK-NIBOR	2.03	01/14/2017	CITI	NOK	172,725,000	(477,488)	0	(477,488)
6-Month PLN-WIBOR	3.43	04/04/2016	CITI	PLN	231,075,000	(1,264,875)	0	(1,264,875)
MXN TIIE Banxico	6.12	05/27/2024	CITI	MXN	166,000,000	48,301	0	48,301

						$(2,951,933)	$0	$(2,951,933)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (E)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI International Czech Republic Net Index	USD-3M-LIBOR	03/02/2015	CITI	5,659	$(140,401)	$0	$(140,401)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Sterling	Short	(550)	06/17/2015	$(94,590)
3-Month Sterling	Long	550	06/15/2016	102,687
90-Day Australian Bank Bill	Long	370	03/12/2015	223,992
90-Day Eurodollar	Short	(536)	12/14/2015	151,114
90-Day Eurodollar	Short	(719)	06/19/2017	3,149
BIST 30 Index	Short	(1,502)	08/29/2014	(272,351)
EURO STOXX 50 Index	Long	184	09/19/2014	(321,301)
FTSE JSE Top 40 Index	Short	(137)	09/18/2014	(12,669)
FTSE MIB Index	Long	59	09/19/2014	(368,469)
German Euro BOBL	Long	230	09/08/2014	307,298
Mexican Bolsa Index	Long	357	09/19/2014	286,120
MSCI Emerging Markets Mini Index	Short	(268)	09/19/2014	(272,020)
Nikkei 225 Index	Long	52	09/11/2014	259,417
RTS Index	Long	2,160	09/15/2014	(407,064)
S&P 500 E-Mini Index	Short	(407)	09/19/2014	253,520
SGX CNX Nifty Index	Short	(329)	08/28/2014	14,749
WIG20 Index	Long	675	09/19/2014	(637,727)

				$(784,145)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	26,800,000	09/17/2014	$25,029,538	$(208,798)
AUD	BCLY	21,880,000	09/17/2014	20,368,245	(104,148)
AUD	BCLY	10,940,000	09/17/2014	10,235,497	(103,448)
AUD	BCLY	(62,906,868)	09/17/2014	(58,718,592)	457,583
AUD	BCLY	(18,480,000)	09/17/2014	(17,254,610)	139,413
AUD	BCLY	(10,220,000)	09/17/2014	(9,567,545)	102,322
AUD	BCLY	5,110,000	09/17/2014	4,775,622	(43,011)
AUD	CITI	10,720,000	09/17/2014	9,964,552	(36,256)
AUD	CITI	5,360,000	09/17/2014	4,983,077	(18,929)
AUD	CITI	5,470,000	09/17/2014	5,123,667	(57,643)
AUD	CITI	5,470,000	09/17/2014	5,126,654	(60,629)
AUD	CITI	13,675,000	09/17/2014	12,746,160	(81,099)
AUD	CITI	13,675,000	09/17/2014	12,746,160	(81,099)
AUD	CITI	13,675,000	09/17/2014	12,746,160	(81,099)
AUD	CITI	(5,470,000)	09/17/2014	(5,084,081)	18,057
AUD	CITI	(21,880,000)	09/17/2014	(20,459,590)	195,493
AUD	CITI	(10,940,000)	09/17/2014	(10,199,264)	67,215
AUD	CITI	(10,940,000)	09/17/2014	(10,229,282)	97,233
AUD	CITI	(810,911)	09/17/2014	(757,662)	6,639
AUD	CITI	(2,138,091)	09/17/2014	(2,010,629)	30,442
BRL	CITI	(49,183,875)	09/17/2014	(21,456,125)	77,470
BRL	UBS	2,244,671	09/17/2014	1,000,752	(25,066)
CAD	BCLY	(11,124,744)	09/17/2014	(10,189,548)	(1,780)
CAD	CITI	15,224,664	09/17/2014	14,165,997	(218,751)
CAD	CITI	(491,431)	09/17/2014	(457,055)	6,858
CHF	BCLY	(9,295,182)	08/04/2014	(10,220,000)	(8,821)
CHF	CITI	10,148	08/04/2014	11,174	(7)
CHF	MSC	9,285,034	08/04/2014	10,220,000	(2,347)
CHF	BCLY	(23,656,592)	09/17/2014	(26,650,000)	609,132
CHF	BCLY	(23,660,323)	09/17/2014	(26,650,000)	605,025
CHF	BCLY	(17,124,150)	09/17/2014	(19,145,000)	294,960
CHF	CITI	26,800,000	09/17/2014	29,794,695	(293,604)
CHF	CITI	38,061,396	09/17/2014	42,309,292	(411,803)
CHF	CITI	87,033	09/17/2014	96,941	(1,136)
CHF	CITI	(4,649,109)	09/17/2014	(5,110,000)	(7,679)
CHF	CITI	(4,648,547)	09/17/2014	(5,110,000)	(7,060)
CHF	MSC	(9,282,428)	09/17/2014	(10,220,000)	2,024
CNH	CITI	(11,845,064)	09/17/2014	(1,900,000)	(8,793)
CNH	JPM	(300,564,374)	02/09/2015	(49,200,000)	1,148,142
CNY	CITI	(164,575,440)	08/07/2014	(26,673,491)	38,018
CNY	JPM	164,575,449	08/07/2014	26,650,000	(14,525)
CNY	EFM	291,749,600	08/29/2014	47,000,000	119,365
CNY	JEF	145,863,100	08/29/2014	23,500,000	57,793
CNY	CITI	157,975,650	09/17/2014	25,550,000	(78,930)
CNY	UBS	31,210,126	09/17/2014	5,050,000	(17,862)
CZK	BCLY	169,413,886	09/17/2014	8,360,412	(159,678)
CZK	CITI	2,770,730	09/17/2014	137,877	(3,755)
CZK	EFM	(172,184,616)	09/17/2014	(8,533,200)	198,345
EUR	CITI	15,330,000	08/01/2014	20,539,441	(11,735)
EUR	CITI	(5,110,000)	08/01/2014	(6,844,590)	2,021
EUR	JPM	(10,220,000)	08/01/2014	(13,695,679)	10,542
EUR	CITI	(14,916,713)	08/11/2014	(20,361,284)	386,345
EUR	CITI	(9,984,561)	08/11/2014	(13,645,240)	274,936
EUR	BCLY	16,080,000	09/17/2014	21,824,821	(289,528)
EUR	BCLY	27,350,000	09/17/2014	37,273,510	(644,762)
EUR	BCLY	27,350,000	09/17/2014	37,273,510	(644,762)
EUR	BCLY	5,110,000	09/17/2014	6,892,363	(48,747)
EUR	BCLY	5,110,000	09/17/2014	6,896,209	(52,593)
EUR	CITI	10,940,000	09/17/2014	14,874,024	(222,525)
EUR	CITI	5,470,000	09/17/2014	7,456,463	(130,714)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CITI	10,940,000	09/17/2014	$14,913,911	$(262,412)
EUR	CITI	5,470,000	09/17/2014	7,455,151	(129,401)
EUR	CITI	16,410,000	09/17/2014	22,371,031	(393,782)
EUR	CITI	5,470,000	09/17/2014	7,456,463	(130,714)
EUR	CITI	5,470,000	09/17/2014	7,455,161	(129,412)
EUR	CITI	5,470,000	09/17/2014	7,455,123	(129,374)
EUR	CITI	10,940,000	09/17/2014	14,884,811	(233,312)
EUR	CITI	2,246,700	09/17/2014	3,039,303	(30,389)
EUR	CITI	13,005,148	09/17/2014	17,516,041	(98,773)
EUR	CITI	5,110,000	09/17/2014	6,883,539	(39,923)
EUR	CITI	(7,665,000)	09/17/2014	(10,323,092)	57,668
EUR	CITI	(15,330,000)	09/17/2014	(20,542,439)	11,591
EUR	EFM	6,454,600	09/17/2014	8,774,345	(129,960)
EUR	FRBB	10,940,000	09/17/2014	14,882,656	(231,157)
EUR	FRBB	(194,943,200)	09/17/2014	(264,060,507)	2,980,971
EUR	FRBB	(16,410,000)	09/17/2014	(22,376,857)	399,608
EUR	JEF	21,984,000	10/07/2014	30,232,705	(788,269)
GBP	BCLY	25,019,998	09/17/2014	42,017,658	206,700
GBP	CITI	42,536	09/17/2014	72,891	(1,106)
GBP	CITI	7,295,476	09/17/2014	12,497,783	(185,760)
GBP	CITI	(8,982,773)	09/17/2014	(15,240,460)	80,913
GBP	CITI	(449,902)	09/17/2014	(767,815)	8,549
GBP	EFM	(16,110,000)	09/17/2014	(27,506,262)	318,634
GBP	EFM	32,193,000	09/23/2014	54,809,130	(482,335)
HUF	BCLY	(3,672,100,652)	09/17/2014	(16,188,402)	552,905
HUF	CITI	(466,499,615)	09/17/2014	(2,032,284)	45,968
HUF	FRBB	12,446,039,948	09/17/2014	54,700,000	(1,705,805)
HUF	FRBB	(3,832,091,661)	09/17/2014	(16,807,252)	490,527
ILS	CITI	7,303,089	09/17/2014	2,134,276	(1,733)
ILS	CITI	(158,220,497)	09/17/2014	(45,758,885)	(442,389)
INR	BCLY	(619,808,477)	08/07/2014	(10,220,000)	(3,715)
INR	EFM	(619,849,357)	08/07/2014	(10,220,000)	(4,390)
INR	FRBB	655,135,095	08/07/2014	10,940,000	(133,574)
INR	HSBC	1,277,694,339	08/07/2014	21,320,000	(244,485)
INR	MSC	(698,234,365)	08/07/2014	(11,520,000)	2,653
INR	BCLY	163,887,704	08/11/2014	2,735,000	(34,278)
INR	BCLY	623,577,163	09/17/2014	10,220,000	(34,270)
INR	EFM	623,638,483	09/17/2014	10,220,000	(33,269)
INR	MSC	623,158,143	09/17/2014	10,220,000	(41,115)
INR	UBS	(107,865,725)	09/17/2014	(1,780,000)	18,083
JPY	CITI	525,185,360	08/01/2014	5,110,000	(4,391)
JPY	CITI	97,090	08/01/2014	945	(1)
JPY	CITI	(525,282,450)	08/01/2014	(5,110,000)	3,447
JPY	BCLY	7,536,539,176	09/17/2014	73,944,344	(656,021)
JPY	BCLY	(1,109,841,339)	09/17/2014	(10,940,000)	147,459
JPY	CITI	153,042,185	09/17/2014	1,511,103	(22,860)
JPY	CITI	1,041,609,931	09/17/2014	10,201,151	(72,119)
JPY	CITI	(1,097,257,392)	09/17/2014	(10,720,000)	49,830
JPY	CITI	(559,003,477)	09/17/2014	(5,470,000)	34,027
JPY	CITI	(559,058,177)	09/17/2014	(5,470,000)	33,495
JPY	CITI	(558,850,044)	09/17/2014	(5,470,000)	35,519
JPY	CITI	(558,970,384)	09/17/2014	(5,470,000)	34,348
JPY	CITI	(834,203,663)	09/17/2014	(8,205,000)	92,870
JPY	CITI	(525,052,704)	09/17/2014	(5,110,000)	4,177
JPY	FRBB	(1,629,557,210)	09/17/2014	(15,990,000)	143,534
JPY	HSBC	(2,707,747,133)	09/17/2014	(26,650,000)	318,783

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	BCLY	(139,094,633)	09/17/2014	$(10,660,000)	$176,183
MXN	BCLY	(208,260,956)	09/17/2014	(15,990,000)	292,991
MXN	BCLY	(71,453,396)	09/17/2014	(5,470,000)	84,427
MXN	BCLY	(71,453,407)	09/17/2014	(5,470,000)	84,426
MXN	BCLY	(142,918,158)	09/17/2014	(10,940,000)	167,997
MXN	CITI	71,462,115	09/17/2014	5,470,000	(83,770)
MXN	CITI	71,479,400	09/17/2014	5,470,000	(82,467)
MXN	CITI	(140,090,412)	09/17/2014	(10,740,000)	181,130
MXN	CITI	(28,823,513)	09/17/2014	(2,213,250)	40,769
MXN	EFM	(140,059,620)	09/17/2014	(10,740,000)	183,450
MXN	FRBB	142,974,499	09/17/2014	10,940,000	(163,751)
MXN	JEF	1,223,872,132	09/17/2014	93,333,680	(1,088,200)
NOK	BCLY	47,871,298	08/01/2014	7,665,000	(50,159)
NOK	CITI	191,472	08/01/2014	30,526	(68)
NOK	CITI	(48,062,769)	08/01/2014	(7,665,000)	19,702
NOK	BCLY	84,687,497	09/17/2014	13,675,000	(226,801)
NOK	BCLY	47,685,345	09/17/2014	7,665,000	(92,666)
NOK	BCLY	47,909,945	09/17/2014	7,665,000	(57,000)
NOK	CITI	(33,078,099)	09/17/2014	(5,370,000)	117,266
NOK	CITI	(66,033,775)	09/17/2014	(10,660,000)	173,973
NOK	CITI	(9,852,875)	09/17/2014	(1,582,450)	17,834
NOK	CITI	48,142,416	09/17/2014	7,665,000	(20,084)
NOK	EFM	63,606,408	09/17/2014	10,220,000	(119,434)
NOK	FRBB	178,417,528	09/17/2014	29,639,728	(1,307,394)
NZD	BCLY	(5,470,000)	08/07/2014	(4,764,513)	121,036
NZD	BCLY	5,470,000	09/17/2014	4,801,763	(177,157)
NZD	BCLY	5,110,000	09/17/2014	4,418,929	(98,684)
NZD	BCLY	(10,220,000)	09/17/2014	(8,700,695)	60,206
NZD	CITI	24,615,000	09/17/2014	21,534,046	(723,318)
NZD	CITI	7,920,000	09/17/2014	6,835,696	(139,739)
NZD	CITI	10,220,000	09/17/2014	8,717,282	(76,793)
NZD	CITI	(700,000)	09/17/2014	(605,432)	13,618
NZD	EFM	(10,220,000)	09/17/2014	(8,628,920)	(11,570)
NZD	JEF	(25,192,000)	09/17/2014	(21,664,918)	366,366
PEN	EFM	52,655,043	08/12/2014	18,760,000	9,175
PLN	BCLY	164,804,456	09/17/2014	53,600,000	(946,561)
PLN	BCLY	51,084,397	09/17/2014	16,616,000	(295,027)
PLN	BCLY	(33,548,823)	09/17/2014	(10,940,000)	221,474
PLN	CITI	11,334,185	09/17/2014	3,706,235	(85,072)
PLN	CITI	5,484,500	09/17/2014	1,780,280	(28,035)
PLN	FRBB	(45,472,854)	09/17/2014	(14,878,400)	350,261
PLN	FRBB	(133,560,334)	09/17/2014	(43,760,000)	1,088,758
PLN	HSBC	(33,559,872)	09/17/2014	(10,940,000)	217,944
RON	CITI	1,030,625	09/17/2014	312,500	(1,503)
RON	HSBC	(21,785,271)	09/17/2014	(6,700,000)	126,179
RUB	FRBB	368,139,294	08/04/2014	10,660,000	(367,181)
RUB	BCLY	379,942,294	08/07/2014	10,940,000	(325,609)
RUB	BCLY	(188,892,540)	08/11/2014	(5,470,000)	198,514
RUB	BCLY	(472,271,007)	08/11/2014	(13,675,000)	495,179
RUB	BCLY	434,291,629	08/15/2014	12,581,000	(473,876)
RUB	BCLY	450,857,127	08/25/2014	12,775,000	(239,148)
RUB	CITI	190,304,035	09/17/2014	5,470,000	(208,194)
RUB	CITI	(916,545,040)	09/17/2014	(25,949,746)	607,758
RUB	EFM	(370,018,749)	09/17/2014	(10,220,000)	(10,824)
RUB	JPM	188,938,086	09/17/2014	5,360,000	(135,961)
RUB	UBS	(4,537,057)	09/17/2014	(127,657)	2,210

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
RUB	MSC	(370,069,849)	09/18/2014	$(10,220,000)	$(9,669)
SEK	BCLY	71,431,328	09/17/2014	10,660,000	(307,139)
SEK	BCLY	90,033,900	09/17/2014	13,200,000	(150,985)
SEK	BCLY	(93,396,380)	09/17/2014	(13,675,000)	138,645
SEK	BCLY	(69,921,561)	09/17/2014	(10,220,000)	85,956
SEK	CITI	26,056,871	09/17/2014	3,917,873	(141,334)
SEK	CITI	1,463,030	09/17/2014	213,609	(1,566)
SEK	CITI	(84,270)	09/17/2014	(12,631)	417
SEK	CITI	(37,470,523)	09/17/2014	(5,470,000)	39,230
SGD	CITI	20,356,432	09/17/2014	16,274,847	43,008
SGD	CITI	(942,212)	09/17/2014	(759,088)	3,804
THB	BCLY	(438,066,512)	09/17/2014	(13,451,931)	(159,344)
THB	JEF	(207,435,687)	09/17/2014	(6,384,930)	(60,356)
TRY	BCLY	8,765,346	09/17/2014	4,027,500	20,806
TRY	BCLY	(22,859,564)	09/17/2014	(10,720,000)	162,230
TRY	BCLY	(4,708,354)	09/17/2014	(2,148,000)	(26,570)
TRY	BCLY	(3,309,649)	09/17/2014	(1,543,385)	14,812
TRY	BCLY	(8,461,680)	09/17/2014	(3,938,374)	30,317
TRY	CITI	11,674,917	09/17/2014	5,370,000	22,101
TRY	CITI	23,322,984	09/17/2014	10,740,000	31,802
TRY	CITI	1,042,292	09/17/2014	485,888	(4,502)
TRY	CITI	(23,061,236)	09/17/2014	(10,660,000)	9,087
TRY	EFM	7,570,284	09/17/2014	3,577,000	(80,638)
TRY	FRBB	113,905,599	09/17/2014	52,076,416	531,286
TRY	FRBB	(136,502,920)	09/17/2014	(62,517,883)	(526,471)
ZAR	BCLY	57,598,937	09/17/2014	5,370,000	(41,768)
ZAR	BCLY	(58,362,776)	09/17/2014	(5,370,000)	(28,892)
ZAR	BCLY	(59,301,359)	09/17/2014	(5,470,000)	(15,716)
ZAR	BNP	59,034,543	09/17/2014	5,470,000	(8,966)
ZAR	CITI	59,301,878	09/17/2014	5,470,000	15,764
ZAR	CITI	9,963,488	09/17/2014	929,430	(7,750)
ZAR	CITI	(118,281,256)	09/17/2014	(10,940,000)	(1,695)
ZAR	CITI	(59,297,196)	09/17/2014	(5,470,000)	(15,331)
ZAR	CITI	(28,495,790)	09/17/2014	(2,640,000)	3,976
ZAR	CITI	(107,533,879)	09/17/2014	(10,062,271)	114,770
ZAR	EFM	(28,065,537)	09/17/2014	(2,591,484)	(4,739)

					$(2,538,624)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	BCLY	454,833,524	09/17/2014	$75,822,015	$(3,595,394)
EUR	BCLY	(55,744,000)	09/17/2014	(75,822,015)	1,166,333
NOK	BCLY	174,881,149	09/17/2014	29,210,879	(1,440,114)
EUR	BCLY	(21,440,000)	09/17/2014	(29,210,879)	497,155
EUR	CITI	13,425,000	09/17/2014	18,300,962	(321,403)
SEK	CITI	(121,818,396)	09/17/2014	(18,300,962)	645,277
EUR	CITI	13,425,000	09/17/2014	18,300,962	(321,403)
SEK	CITI	(121,811,684)	09/17/2014	(18,300,962)	646,250
EUR	EFM	26,850,000	09/17/2014	36,601,924	(642,806)
SEK	EFM	(243,153,332)	09/17/2014	(36,601,924)	1,360,625
EUR	BCLY	10,740,000	09/17/2014	14,580,089	(196,442)
SEK	BCLY	(98,295,842)	09/17/2014	(14,580,089)	333,634
EUR	FRBB	26,850,000	09/17/2014	36,495,854	(536,736)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued): (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	FRBB	(21,456,587)	09/17/2014	$(36,495,854)	$285,195
NOK	BCLY	89,742,613	09/17/2014	14,667,181	(416,240)
EUR	BCLY	(10,740,000)	09/17/2014	(14,667,181)	283,534
NOK	FRBB	179,422,784	09/17/2014	29,324,157	(832,190)
EUR	FRBB	(21,480,000)	09/17/2014	(29,324,157)	556,862
EUR	BCLY	375,900	09/17/2014	511,093	(7,665)
GBP	BCLY	(301,328)	09/17/2014	(511,093)	2,564
NOK	BCLY	90,252,838	09/17/2014	14,682,420	(350,457)
EUR	BCLY	(10,740,000)	09/17/2014	(14,682,420)	298,773
EUR	BCLY	3,759,000	09/17/2014	5,142,123	(107,847)
NOK	BCLY	(31,714,187)	09/17/2014	(5,142,123)	105,976
SEK	BCLY	98,367,703	09/17/2014	14,685,583	(428,712)
EUR	BCLY	(10,740,000)	09/17/2014	(14,685,583)	301,935
EUR	BCLY	5,370,000	09/17/2014	7,345,890	(154,067)
NOK	BCLY	(45,448,302)	09/17/2014	(7,345,890)	128,794
SEK	BCLY	98,389,226	09/17/2014	14,688,796	(428,806)
EUR	BCLY	(10,740,000)	09/17/2014	(14,688,796)	305,149
SEK	CITI	97,596,223	09/17/2014	14,546,084	(401,027)
EUR	CITI	(10,660,000)	09/17/2014	(14,546,084)	269,578
SEK	BCLY	97,762,231	09/17/2014	14,570,826	(401,709)
EUR	BCLY	(10,660,000)	09/17/2014	(14,570,826)	294,320
EUR	BCLY	5,330,000	09/17/2014	7,277,851	(139,598)
NOK	BCLY	(45,078,395)	09/17/2014	(7,277,851)	119,496
EUR	CITI	5,330,000	09/17/2014	7,277,851	(139,598)
NOK	CITI	(45,083,096)	09/17/2014	(7,277,851)	118,749
EUR	CITI	10,681,304	09/17/2014	14,584,793	(279,754)
GBP	CITI	(8,503,780)	09/17/2014	(14,584,793)	233,606
EUR	CITI	5,313,073	09/17/2014	7,254,738	(139,155)
NOK	CITI	(44,906,284)	09/17/2014	(7,254,738)	123,714
EUR	CITI	10,940,000	09/17/2014	14,866,373	(214,873)
GBP	CITI	(8,678,098)	09/17/2014	(14,866,373)	221,003
EUR	BCLY	27,350,000	09/17/2014	37,223,343	(594,595)
GBP	BCLY	(21,724,625)	09/17/2014	(37,223,343)	560,337
EUR	BCLY	5,470,000	09/17/2014	7,444,669	(118,919)
SEK	BCLY	(51,087,027)	09/17/2014	(7,444,669)	40,398
EUR	BCLY	27,350,000	09/17/2014	37,223,343	(594,595)
GBP	BCLY	(21,723,257)	09/17/2014	(37,223,343)	562,644
EUR	CITI	2,735,000	09/17/2014	3,722,334	(59,459)
SEK	CITI	(25,514,654)	09/17/2014	(3,722,334)	24,382
EUR	CITI	2,665,000	09/17/2014	3,627,064	(57,938)
SEK	CITI	(24,891,337)	09/17/2014	(3,627,064)	19,452
EUR	CITI	2,735,000	09/17/2014	3,722,334	(59,460)
SEK	CITI	(25,514,019)	09/17/2014	(3,722,334)	24,474
EUR	CITI	2,665,000	09/17/2014	3,627,064	(57,938)
SEK	CITI	(24,899,066)	09/17/2014	(3,627,064)	18,331
EUR	CITI	5,330,000	09/17/2014	7,254,129	(115,875)
SEK	CITI	(49,815,454)	09/17/2014	(7,254,129)	34,152
GBP	CITI	8,713,454	09/17/2014	14,910,035	(204,997)
EUR	CITI	(10,940,000)	09/17/2014	(14,910,035)	258,535
GBP	CITI	58,799,554	09/17/2014	100,556,062	(1,324,501)
EUR	CITI	(73,845,000)	09/17/2014	(100,556,062)	1,658,443
EUR	HSBC	10,940,000	09/17/2014	14,877,310	(225,811)
RON	HSBC	(48,475,632)	09/17/2014	(14,877,310)	249,530
GBP	CITI	1,309,920	09/17/2014	2,238,586	(27,933)
EUR	CITI	(1,641,000)	09/17/2014	(2,238,586)	40,861

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued): (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
RON	CITI	3,210,900	09/17/2014	$975,839	$(6,933)
EUR	CITI	(720,000)	09/17/2014	(975,839)	11,572
GBP	CITI	309,779	09/17/2014	528,622	(5,832)
EUR	CITI	(391,079)	09/17/2014	(528,622)	4,865
SEK	CITI	21,864,954	09/17/2014	3,191,708	(22,722)
EUR	CITI	(2,360,000)	09/17/2014	(3,191,708)	31,055
EUR	CITI	808,699	09/17/2014	1,093,401	(10,343)
NOK	CITI	(6,810,945)	09/17/2014	(1,093,401)	11,837
EUR	EFM	73,699,230	09/17/2014	99,254,479	(552,084)
NOK	EFM	(616,297,577)	09/17/2014	(99,254,479)	1,387,700
TRY	JPM	56,351,938	08/04/2014	26,946,533	(672,653)
EUR	JPM	(19,929,000)	08/04/2014	(26,946,533)	260,257
EUR	CITI	10,220,000	09/17/2014	13,759,695	(72,463)
GBP	CITI	(8,075,796)	09/17/2014	(13,759,695)	130,785
GBP	BCLY	8,084,868	09/17/2014	13,722,448	(78,227)
EUR	BCLY	(10,220,000)	09/17/2014	(13,722,448)	35,215
EUR	BCLY	10,220,000	09/17/2014	13,728,532	(41,300)
GBP	BCLY	(8,108,987)	09/17/2014	(13,728,532)	43,607
GBP	CITI	8,095,179	09/17/2014	13,683,280	(21,659)
EUR	CITI	(10,220,000)	09/17/2014	(13,683,280)	(3,952)

					$(2,719,231)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Foreign Government Obligation	$—	$32,044,288	$—	$32,044,288
Investment Company	5,022,453	—	—	5,022,453
Purchased Foreign Exchange Options	—	9,116,678	—	9,116,678
Securities Lending Collateral	2,740,100	—	—	2,740,100
Repurchase Agreement	—	93,728,849	—	93,728,849

Total Investment Securities	$7,762,553	$134,889,815	$—	$142,652,368

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$3,598,653	$—	$3,598,653
Futures Contracts (H)	1,602,046	—	—	1,602,046
Forward Foreign Currency Contracts (H)	—	17,704,469	—	17,704,469
Forward Foreign Cross Currency Contracts (H)	—	13,706,954	—	13,706,954

Total Derivative Financial Instruments	$1,602,046	$35,010,076	$—	$36,612,122

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Foreign Exchange Options	$—	$(326,015)	$—	$(326,015)
Interest Rate Swap Agreements	—	(3,698,695)	—	(3,698,695)
Total Return Swap Agreements	—	(140,401)	—	(140,401)
Futures Contracts (H)	(2,386,191)	—	—	(2,386,191)
Forward Foreign Currency Contracts (H)	—	(20,243,093)	—	(20,243,093)
Forward Foreign Cross Currency Contracts (H)	—	(16,426,185)	—	(16,426,185)

Total Derivative Financial Instruments	$(2,386,191)	$(40,834,389)	$—	$(43,220,580)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $2,679,094. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Cash in the amount of $51,710,000 has been segregated by the custodian with the broker as collateral for open options, swap and/or forward foreign currency contracts.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $141,646,275. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,229,177 and $2,223,084, respectively. Net unrealized appreciation for tax purposes is $1,006,093.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	Cash in the amount of $13,272,291 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BBR	Bank Bill Rate
BCLY	Barclays Bank PLC
BIST	Borsa Istanbul (BIST) is the sole exchange entity of Turkey
BNP	BNP Paribas
BOBL	Bundesobligationen (translates to ‘federal obligations’ in English)
BUBOR	Budapest Interbank Offered Rate
CITI	Citigroup, Inc.
CNX Nifty	CRISIL NSE Index on the National Stock Exchange of India’s benchmark index
EFM	ED&F Man Capital Markets, Ltd.
FRA	New Zealand Financial Markets Association
FRBB	Federal Reserve Bank of Boston
FTSE JSE	Africa Index Series
FTSE MIB	The benchmark stock market index for the Milano Borsa Italiana, the Italian national stock exchange
HSBC	HSBC Bank USA
JEF	Jefferies LLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
NIBOR	Norway Interbank Offered Rate
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
RTS	Russia Trading System
SAFEX	South African Futures Exchange
SGX	Singapore Exchange
SIDE	Stockholm Interbank Offered Rate Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	An index provider owned by Deutsche Börse Group and SIX Group
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
WIG20	Capitalization-weighted stock market index of the twenty largest companies on the Warsaw Stock Exchange

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 7.1%
Federation Centres - REIT	196,555	$ 467,275
Goodman Group - REIT	149,955	735,147
GPT Group - REIT	22,441	84,489
Investa Office Fund - REIT	96,298	316,990
Lend Lease Corp., Ltd.	15,360	191,680
Mirvac Group - REIT	570,011	953,525
Scentre Group - REIT (A)	202,360	639,381
Stockland - REIT	170,959	640,370
Westfield Corp. - REIT	69,201	481,028
Austria - 0.1%
Atrium European Real Estate, Ltd. (A)	11,200	62,539
Canada - 0.4%
Boardwalk Real Estate Investment Trust - REIT	4,200	249,993
France - 2.9%
Fonciere Des Regions - REIT	2,497	250,737
Gecina SA - REIT	2,400	342,741
ICADE - REIT	2,644	255,231
Klepierre - REIT	17,060	807,046
Mercialys SA - REIT	8,110	192,488
Germany - 1.8%
GAGFAH SA (A)	27,284	478,204
LEG Immobilien AG (A)	9,090	637,568
Hong Kong - 6.2%
Cheung Kong Holdings, Ltd.	75,990	1,472,960
Link REIT	67,500	383,400
Sun Hung Kai Properties, Ltd.	92,845	1,408,123
Swire Properties, Ltd.	211,000	690,595
Japan - 17.1%
Activia Properties, Inc. - REIT	35	311,347
Daito Trust Construction Co., Ltd.	4,300	518,262
Daiwa House Industry Co., Ltd.	15,523	315,105
GLP J-REIT	262	292,034
Hulic Co., Ltd.	20,610	242,736
Japan Hotel REIT Investment Corp.	247	136,405
Japan Real Estate Investment Corp. - REIT	134	753,206
Japan Retail Fund Investment Corp. - Class A REIT	412	907,881
Kenedix Office Investment Corp. - Class A REIT	68	369,277
Mitsubishi Estate Co., Ltd.	77,436	1,893,548
Mitsui Fudosan Co., Ltd.	69,446	2,293,371
Nippon Building Fund, Inc. - REIT	40	224,569
Nippon Prologis REIT, Inc.	171	397,748
Nomura Real Estate Holdings, Inc.	14,000	260,121
NTT Urban Development Corp.	5,800	63,188
ORIX JREIT, Inc. - Class A	141	193,946
Sumitomo Realty & Development Co., Ltd.	26,000	1,073,493
Tokyo Tatemono Co., Ltd.	14,900	127,258
United Urban Investment Corp. - Class A REIT (B)	270	433,583
Netherlands - 3.7%
Corio NV - REIT	2,620	139,191
Eurocommercial Properties NV - CVA	5,238	261,704
Nieuwe Steen Investments NV - REIT	63,740	373,690
Unibail-Rodamco SE - REIT	5,928	1,591,288
Singapore - 4.6%
CapitaCommercial Trust - REIT	478,900	638,658
CapitaLand, Ltd.	71,000	195,654
CapitaMall Trust - REIT	39,414	62,100
Frasers Centrepoint Trust - REIT	41,100	63,720
Global Logistic Properties, Ltd. - Class L	361,100	803,869

	Shares	Value
Singapore (continued)
Hongkong Land Holdings, Ltd.	109,397	$ 747,738
Suntec Real Estate Investment Trust - REIT	295,800	423,867
Sweden - 1.1%
Castellum AB	22,298	374,147
Fabege AB	4,600	62,928
Hufvudstaden AB - Class A	18,280	250,545
Switzerland - 0.5%
PSP Swiss Property AG (A)	3,550	313,844
United Kingdom - 6.6%
British Land Co., PLC - REIT	57,916	685,192
Derwent London PLC - REIT	12,439	560,175
Great Portland Estates PLC - REIT	58,760	631,754
Hammerson PLC - REIT	63,572	642,834
Land Securities Group PLC - REIT	75,925	1,332,048
Safestore Holdings PLC - REIT	55,000	191,284
UNITE Group PLC	18,997	130,011
United States - 47.0%
American Homes 4 Rent - Class A REIT	5,900	107,498
American Realty Capital Properties, Inc. - REIT (B)	59,400	778,734
AvalonBay Communities, Inc. - REIT	7,725	1,143,918
BioMed Realty Trust, Inc. - Class B REIT (B)	26,300	565,450
Boston Properties, Inc. - REIT	6,820	814,649
Brandywine Realty Trust - REIT	23,900	371,645
Brixmor Property Group, Inc. - REIT	12,600	285,390
Cousins Properties, Inc. - REIT	12,500	154,750
DCT Industrial Trust, Inc. - REIT	47,500	371,925
DDR Corp. - REIT (B)	50,300	882,262
Douglas Emmett, Inc. - REIT (B)	24,100	686,609
Duke Realty Corp. - REIT	42,400	762,776
Equity Residential - REIT	25,500	1,648,575
Essex Property Trust, Inc. - REIT (B)	5,992	1,135,903
Federal Realty Investment Trust - REIT (B)	1,000	122,100
General Growth Properties, Inc. - REIT	45,290	1,058,427
HCP, Inc. - REIT	3,100	128,743
Health Care REIT, Inc.	24,800	1,578,024
Healthcare Realty Trust, Inc. - REIT	17,800	439,660
Healthcare Trust of America, Inc. - Class A REIT	26,300	313,233
Highwoods Properties, Inc. - REIT (B)	7,300	307,111
Hilton Worldwide Holdings, Inc. (A)	22,900	554,409
Host Hotels & Resorts, Inc. - REIT	78,077	1,697,394
Kilroy Realty Corp. - REIT	15,300	946,152
Kimco Realty Corp. - REIT	25,220	564,424
Lexington Realty Trust - REIT	34,000	371,960
Liberty Property Trust - Series C REIT	16,100	566,237
Macerich Co. - Class A REIT (B)	11,607	754,571
Pebblebrook Hotel Trust - REIT	6,700	243,880
Post Properties, Inc. - REIT	8,100	439,020
Prologis, Inc. - Class A REIT	33,513	1,367,665
Public Storage - REIT	4,000	686,440
Ramco-Gershenson Properties Trust - REIT	15,000	249,000
Simon Property Group, Inc. - REIT	12,793	2,151,655
SL Green Realty Corp. - REIT (B)	11,100	1,196,580
Spirit Realty Capital, Inc. - REIT (B)	55,000	636,350
Strategic Hotels & Resorts, Inc. - REIT (A)	20,300	231,623
Sunstone Hotel Investors, Inc. - REIT	21,700	307,923
Tanger Factory Outlet Centers, Inc. - REIT	5,410	187,456
Taubman Centers, Inc. - REIT	5,860	431,062
UDR, Inc. - REIT	37,183	1,081,282

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Vornado Realty Trust - Class A REIT	12,537	$ 1,329,173
Washington Prime Group, Inc. - REIT (A)	6,146	116,098

Total Common Stocks (cost $45,947,673)		62,792,565

WARRANT - 0.0% (C)
Hong Kong - 0.0% (C)
Sun Hung Kai Properties, Ltd. (A)
Expiration: 04/22/2016
Exercise Price: HKD 98.60	4,653	11,696

Total Warrant (cost $0)		11,696

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	4,724,047	4,724,047

Total Securities Lending Collateral (cost $4,724,047)		4,724,047

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (D), dated 07/31/2014, to be repurchased at $82,293 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.14%, due 11/07/2022, and with a value of $84,824.	$ 82,293	82,293

Total Repurchase Agreement (cost $82,293)		82,293

Total Investment Securities (cost $50,754,013) (E)		67,610,601
Other Assets and Liabilities - Net - (6.7)%		(4,246,541)

Net Assets - 100.0%		$ 63,364,060

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	70.5%	$47,630,669
Real Estate Management & Development	21.6	14,619,183
Hotels, Restaurants & Leisure	0.8	554,409

Investment Securities, at Value	92.9	62,804,261
Short-Term Investments	7.1	4,806,340

Total Investments	100.0%	$67,610,601

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$30,017,729	$32,774,836	$—	$62,792,565
Warrant	—	11,696	—	11,696
Securities Lending Collateral	4,724,047	—	—	4,724,047
Repurchase Agreement	—	82,293	—	82,293

Total Investment Securities	$34,741,776	$32,868,825	$—	$67,610,601

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $4,610,534. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at July 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $50,754,013. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,889,367 and $32,779, respectively. Net unrealized appreciation for tax purposes is $16,856,588.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

CURRENCY ABBREVIATION:

HKD	Hong Kong Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 3.4%
Boeing Co.	74,553	$ 8,982,146
Precision Castparts Corp.	36,273	8,299,262
Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	26,301	5,873,013
Biotechnology - 10.0%
Alexion Pharmaceuticals, Inc. (A)	51,788	8,233,774
Biogen Idec, Inc. (A)	43,055	14,397,162
Celgene Corp. (A)	117,131	10,207,967
Gilead Sciences, Inc. (A)	96,020	8,790,631
Incyte Corp. (A)	38,293	1,821,598
Intercept Pharmaceuticals, Inc. (A) (B)	6,997	1,625,823
Vertex Pharmaceuticals, Inc. (A)	68,695	6,107,672
Capital Markets - 1.0%
Morgan Stanley	154,694	5,002,804
Chemicals - 1.9%
Monsanto Co.	83,857	9,483,388
Communications Equipment - 0.7%
QUALCOMM, Inc.	47,678	3,513,869
Energy Equipment & Services - 2.5%
Schlumberger, Ltd.	116,982	12,679,679
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	66,742	7,844,855
Food Products - 2.1%
Mead Johnson Nutrition Co. - Class A	43,634	3,989,893
Mondelez International, Inc. - Class A	186,216	6,703,776
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	204,912	8,630,893
Hotels, Restaurants & Leisure - 5.9%
Chipotle Mexican Grill, Inc. - Class A (A)	10,693	7,191,042
Dunkin’ Brands Group, Inc. (B)	91,373	3,916,247
Las Vegas Sands Corp.	65,128	4,809,703
Marriott International, Inc. - Class A (B)	96,107	6,219,084
Starbucks Corp.	100,156	7,780,118
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (A)	42,002	13,146,206
Netflix, Inc. (A)	17,412	7,360,400
Priceline Group, Inc. (A)	10,317	12,818,357
TripAdvisor, Inc. (A)	57,571	5,460,034
Internet Software & Services - 10.4%
Facebook, Inc. - Class A (A)	245,467	17,833,178
Google, Inc. - Class A (A)	18,071	10,473,048
Google, Inc. - Class C (A)	18,340	10,483,144
LinkedIn Corp. - Class A (A)	45,310	8,184,798
Pandora Media, Inc. (A) (B)	38,685	971,767
Twitter, Inc. (A) (B)	112,416	5,080,079
IT Services - 6.6%
FleetCor Technologies, Inc. (A)	31,490	4,181,557
Mastercard, Inc. - Class A	238,142	17,658,230
Visa, Inc. - Class A	56,016	11,819,936
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (A)	52,899	8,459,079
Media - 3.9%
Discovery Communications, Inc. - Series A (A)	52,796	4,498,747
Twenty-First Century Fox, Inc. - Class A	167,937	5,320,244
Walt Disney Co. - Class A	120,241	10,326,297
Oil, Gas & Consumable Fuels - 2.9%
Concho Resources, Inc. (A)	52,996	7,461,837
EOG Resources, Inc.	66,681	7,297,568

	Shares	Value
Pharmaceuticals - 6.6%
Allergan, Inc.	30,540	$ 5,065,364
Bristol-Myers Squibb Co.	157,235	7,959,236
Merck & Co., Inc.	122,420	6,946,111
Novo Nordisk A/S - ADR	216,544	9,971,851
Perrigo Co. PLC	25,751	3,874,238
Real Estate Investment Trusts - 1.3%
American Tower Corp. - Class A	71,944	6,790,794
Road & Rail - 3.0%
Canadian Pacific Railway, Ltd.	42,066	7,990,437
Union Pacific Corp.	75,837	7,455,535
Semiconductors & Semiconductor Equipment - 0.5%
ARM Holdings PLC - ADR	64,468	2,756,652
Software - 7.8%
Adobe Systems, Inc. (A)	91,451	6,320,179
FireEye, Inc. (A) (B)	50,534	1,793,957
Red Hat, Inc. (A)	129,324	7,516,311
salesforce.com, Inc. (A)	159,489	8,652,278
Splunk, Inc. (A)	84,444	3,970,557
VMware, Inc. - Class A (A) (B)	68,090	6,765,422
Workday, Inc. - Class A (A) (B)	57,672	4,835,220
Specialty Retail - 5.3%
Inditex SA	284,620	8,314,595
O’Reilly Automotive, Inc. (A)	33,026	4,953,900
Tiffany & Co.	57,333	5,596,274
TJX Cos., Inc.	153,350	8,172,021
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	258,487	24,703,603
Textiles, Apparel & Luxury Goods - 4.5%
Michael Kors Holdings, Ltd. (A)	60,913	4,963,191
NIKE, Inc. - Class B	134,813	10,398,127
Under Armour, Inc. - Class A (A) (B)	110,961	7,406,647

Total Common Stocks (cost $301,101,579)		504,111,405

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	41,184,183	41,184,183

Total Securities Lending Collateral (cost $41,184,183)		41,184,183

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $9,912,295 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $10,112,910.	$ 9,912,292	9,912,292

Total Repurchase Agreement (cost $9,912,292)		9,912,292

Total Investment Securities (cost $352,198,054) (D)		555,207,880
Other Assets and Liabilities - Net - (8.7)%		(44,248,902)

Net Assets - 100.0%		$ 510,958,978

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$495,796,810	$8,314,595	$—	$504,111,405
Securities Lending Collateral	41,184,183	—	—	41,184,183
Repurchase Agreement	—	9,912,292	—	9,912,292

Total Investment Securities	$536,980,993	$18,226,887	$—	$555,207,880

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $40,286,768. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $352,198,054. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $207,005,343 and $3,995,517, respectively. Net unrealized appreciation for tax purposes is $203,009,826.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	666,891	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	34,602	637,023

Total Convertible Preferred Stocks (cost $1,980,343)		637,023

PREFERRED STOCKS - 0.3%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	581,653	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	50,890	1,018
Software - 0.3%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	355,382	2,178,492

Total Preferred Stocks (cost $5,403,518)		2,179,510

COMMON STOCKS - 96.0%
Aerospace & Defense - 2.2%
TransDigm Group, Inc.	95,809	16,088,247
Automobiles - 3.5%
Tesla Motors, Inc. (A) (F)	114,701	25,612,733
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (A)	35,695	1,929,315
Intercept Pharmaceuticals, Inc. (A) (F)	3,278	761,676
Ironwood Pharmaceuticals, Inc. - Class A (A) (F)	343,693	5,086,656
Pharmacyclics, Inc. (A) (F)	18,226	2,195,139
Seattle Genetics, Inc. (A) (F)	43,343	1,525,674
Commercial Services & Supplies - 4.0%
Edenred (F)	658,406	20,580,062
Stericycle, Inc. (A)	69,010	8,119,026
Communications Equipment - 2.9%
Motorola Solutions, Inc.	259,505	16,525,278
Palo Alto Networks, Inc. (A)	60,303	4,876,101
Diversified Financial Services - 2.6%
MSCI, Inc. - Class A (A)	413,285	18,701,146
Electrical Equipment - 0.5%
SolarCity Corp. (A) (F)	49,593	3,547,387
Food Products - 6.3%
Keurig Green Mountain, Inc. (F)	63,578	7,583,584
McCormick & Co., Inc.	215,079	14,147,896
Mead Johnson Nutrition Co. - Class A	262,656	24,017,265
Health Care Equipment & Supplies - 4.2%
Intuitive Surgical, Inc. (A)	67,030	30,669,577
Health Care Providers & Services - 1.0%
Qualicorp SA (A)	596,283	6,899,142
Health Care Technology - 3.0%
athenahealth, Inc. (A) (F)	173,560	21,590,864
Hotels, Restaurants & Leisure - 2.8%
Dunkin’ Brands Group, Inc. (F)	157,059	6,731,549
Panera Bread Co. - Class A (A) (F)	94,732	13,954,023
Insurance - 3.8%
Arch Capital Group, Ltd. (A)	262,471	14,029,075
Progressive Corp.	578,927	13,570,049

	Shares	Value
Internet & Catalog Retail - 3.8%
ASOS PLC (A) (F)	46,141	$ 1,939,719
Ctrip.com International, Ltd. - ADR (A)	127,364	8,155,117
Groupon, Inc. - Class A (A) (F)	593,148	3,837,667
TripAdvisor, Inc. (A) (F)	70,005	6,639,274
zulily, Inc. - Class A (A) (F)	204,224	7,070,235
Internet Software & Services - 12.7%
Dropbox, Inc. (A) (B) (C) (D)	327,298	6,025,556
LinkedIn Corp. - Class A (A)	156,630	28,293,643
MercadoLibre, Inc. (F)	41,007	3,793,148
Pandora Media, Inc. (A) (F)	301,960	7,585,235
Qihoo 360 Technology Co., Ltd. - ADR (A)	83,837	7,641,743
Twitter, Inc. (A) (F)	721,186	32,590,395
Youku Tudou, Inc. - ADR (A) (F)	342,819	6,527,274
IT Services - 4.9%
FleetCor Technologies, Inc. (A)	141,346	18,769,335
Gartner, Inc. (A)	245,432	16,792,458
Life Sciences Tools & Services - 5.6%
Illumina, Inc. (A)	255,273	40,820,706
Machinery - 2.5%
3D Systems Corp. (A) (F)	65,007	3,258,801
Colfax Corp. (A)	239,170	15,060,535
Media - 1.0%
Aimia, Inc.	410,122	7,210,564
Multiline Retail - 2.0%
Dollar Tree, Inc. (A)	268,034	14,599,812
Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.	87,504	6,614,428
Pharmaceuticals - 2.6%
ENDO International PLC (A)	276,462	18,545,071
Professional Services - 5.4%
IHS, Inc. - Class A (A)	149,869	19,688,291
Verisk Analytics, Inc. - Class A (A)	328,475	19,721,639
Software - 12.8%
FireEye, Inc. (A) (F)	391,007	13,880,748
NetSuite, Inc. (A) (F)	65,986	5,563,280
ServiceNow, Inc. (A) (F)	146,636	8,622,197
Solera Holdings, Inc.	339,770	21,745,280
Splunk, Inc. (A)	366,218	17,219,570
Tableau Software, Inc. - Class A (A)	20,655	1,342,575
Workday, Inc. - Class A (A) (F)	262,008	21,966,751
Zynga, Inc. - Class A (A)	920,034	2,686,499
Technology Hardware, Storage & Peripherals - 0.5%
Stratasys, Ltd. (A) (F)	35,367	3,555,798
Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc.	105,402	8,069,577
Michael Kors Holdings, Ltd. (A)	76,947	6,269,642
Moncler SpA	458,662	6,928,052

Total Common Stocks (cost $557,645,274)		697,772,079

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (E) (G)
Call Options - 0.0% (E)
OTC - USD vs. CNY (C)
Exercise Price CNY 6.50
Expires 01/07/2015
Counterparty: RBS	CNY 296,949,204	137,190
OTC - USD vs. CNY (C)
Exercise Price CNY 6.62
Expires 06/19/2015
Counterparty: RBS	135,629,653	181,066

Total Purchased Foreign Exchange Options (cost $1,123,558)		318,256

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)	168,330,406	$ 168,330,406

Total Securities Lending Collateral (cost $168,330,406)		168,330,406

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.01% (H), dated 07/31/2014, to be repurchased at $26,683,039 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.17%, due 11/07/2022, and with a value of $27,220,639.	$ 26,683,031	26,683,031

Total Repurchase Agreement (cost $26,683,031)		26,683,031

Total Investment Securities (cost $761,166,130) (I)		895,920,305
Other Assets and Liabilities - Net - (23.2)%		(168,719,522)

Net Assets - 100.0%		$ 727,200,783

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	637,023	637,023
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	1,018	1,018
Software	—	—	2,178,492	2,178,492
Common Stocks
Aerospace & Defense	16,088,247	—	—	16,088,247
Automobiles	25,612,733	—	—	25,612,733
Biotechnology	11,498,460	—	—	11,498,460
Commercial Services & Supplies	8,119,026	20,580,062	—	28,699,088
Communications Equipment	21,401,379	—	—	21,401,379
Diversified Financial Services	18,701,146	—	—	18,701,146
Electrical Equipment	3,547,387	—	—	3,547,387
Food Products	45,748,745	—	—	45,748,745
Health Care Equipment & Supplies	30,669,577	—	—	30,669,577
Health Care Providers & Services	6,899,142	—	—	6,899,142
Health Care Technology	21,590,864	—	—	21,590,864
Hotels, Restaurants & Leisure	20,685,572	—	—	20,685,572
Insurance	27,599,124	—	—	27,599,124
Internet & Catalog Retail	25,702,293	1,939,719	—	27,642,012
Internet Software & Services	86,431,438	—	6,025,556	92,456,994
IT Services	35,561,793	—	—	35,561,793
Life Sciences Tools & Services	40,820,706	—	—	40,820,706
Machinery	18,319,336	—	—	18,319,336
Media	7,210,564	—	—	7,210,564
Multiline Retail	14,599,812	—	—	14,599,812
Oil, Gas & Consumable Fuels	6,614,428	—	—	6,614,428
Pharmaceuticals	18,545,071	—	—	18,545,071
Professional Services	39,409,930	—	—	39,409,930
Software	93,026,900	—	—	93,026,900
Technology Hardware, Storage & Peripherals	3,555,798	—	—	3,555,798
Textiles, Apparel & Luxury Goods	14,339,219	6,928,052	—	21,267,271
Purchased Foreign Exchange Options	—	318,256	—	318,256
Securities Lending Collateral	168,330,406	—	—	168,330,406
Repurchase Agreement	—	26,683,031	—	26,683,031

Total Investment Securities	$830,629,096	$56,449,120	$8,842,089	$895,920,305

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (K)
Convertible Preferred Stocks	$397,923	$—	$—	$—	$—	$239,100	$—	$—	$637,023	$239,100
Preferred Stocks	1,326,270	—	—	—	—	853,240	—	—	2,179,510	853,240
Common Stocks	3,763,927	—	—	—	—	2,261,629	—	—	6,025,556	2,261,629

Total	$5,488,120	$—	$—	$—	$—	$3,353,969	$—	$—	$8,842,089	$3,353,969

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 07/31/2014	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Convertible Preferred Stocks	$637,023	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.7	x	16.7	x	12.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Preferred Stocks	$2,179,510	Market Comparable Companies	Enterprise Value / Revenue	0.9	x	1.7	x	0.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Merger & Acquisition Transaction	Sale / Merger Scenario	$0.17		$0.17		$0.17		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	31.5%		33.5%		32.5%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Transaction Method	Issuance Price of Preferred Shares	$6.13		$6.13		$6.13		Increase
Common Stock	$6,025,556	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.7	x	16.7	x	12.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $8,842,089, or 1.22% of the fund’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $9,160,345, or 1.26% of the fund’s net assets.
(D)	Restricted security. At July 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667,226	$0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313,117	637,023	0.09
Preferred Stocks	Better Place - Series C	11/11/2011	2,640,705	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	1,018	0.00	(M)
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,087,469	2,178,492	0.30
Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	6,025,556	0.83

			$10,345,613	$8,842,089	1.22%

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $164,416,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Cash in the amount of $330,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(H)	Rate shown reflects the yield at July 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $761,166,130. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $185,986,364 and $51,232,189, respectively. Net unrealized appreciation for tax purposes is $134,754,175.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 1.22% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.
(M)	Percentage rounds to less than 0.01%.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.8%
Banks - 0.8%
Goldman Sachs Capital II
4.00%, 09/02/2014 (A) (B)	$ 11,458,000	$ 9,080,465

Total Preferred Corporate Debt Security (cost $8,350,191)		9,080,465

CORPORATE DEBT SECURITIES - 90.3%
Aerospace & Defense - 2.0%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A (C)	2,118,000	2,051,813
6.00%, 10/15/2022 - 144A (C)	4,965,000	4,865,700
6.13%, 01/15/2023 - 144A (C)	630,000	620,550
7.50%, 03/15/2018 - 144A	450,000	491,625
7.75%, 03/15/2020 - 144A (C)	3,951,000	4,267,080
Spirit AeroSystems, Inc.
5.25%, 03/15/2022 - 144A (C)	627,000	627,000
6.75%, 12/15/2020	3,420,000	3,642,300
TransDigm, Inc.
6.00%, 07/15/2022 - 144A	4,493,000	4,515,465
Triumph Group, Inc.
4.88%, 04/01/2021	320,000	316,000
5.25%, 06/01/2022 - 144A	1,864,000	1,854,680
Airlines - 2.4%
American Airlines Pass-Through Trust
5.60%, 01/15/2022	2,298,803	2,413,743
5.63%, 01/15/2021	1,083,592	1,139,126
6.00%, 01/15/2017 - 144A	1,119,000	1,181,244
6.13%, 07/15/2018	1,600,000	1,680,000
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018 (C)	2,224,000	2,379,680
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	1,027,189	1,073,413
6.90%, 10/19/2023	3,073,141	3,343,884
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 - 144A	1,180,000	1,250,800
6.75%, 05/23/2017	1,325,000	1,409,469
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	507,000	526,013
6.25%, 10/22/2024	1,612,648	1,826,324
6.75%, 12/03/2022	2,103,959	2,298,575
9.13%, 10/01/2015	1,286,564	1,357,325
United Airlines Pass-Through Trust
4.63%, 03/03/2024 (D)	1,070,000	1,070,000
United Continental Holdings, Inc.
6.38%, 06/01/2018	2,945,000	3,151,150
US Airways Group, Inc.
6.13%, 06/01/2018 (C)	2,000,000	2,105,000
Auto Components - 0.4%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	3,028,000	3,202,110
8.25%, 08/15/2020	1,294,000	1,397,520
Automobiles - 1.4%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.00%, 06/15/2019	5,944,000	6,330,360
8.25%, 06/15/2021	2,446,000	2,690,600
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A (C)	2,465,000	2,575,925
8.13%, 05/15/2021 - 144A (C)	4,880,000	5,404,600

	Principal	Value
Banks - 1.9%
CIT Group, Inc.
4.25%, 08/15/2017	$ 1,500,000	$ 1,545,000
5.00%, 05/15/2017	450,000	473,063
5.25%, 03/15/2018	583,000	615,065
5.50%, 02/15/2019 - 144A	2,150,000	2,295,125
Citigroup, Inc.
6.30%, 05/15/2024 (A) (B)	923,000	926,692
JPMorgan Chase & Co.
5.00%, 07/01/2019 (A) (B) (C)	3,000,000	2,968,248
7.90%, 04/30/2018 (A) (B)	4,950,000	5,451,187
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	2,183,000	2,320,090
6.13%, 12/15/2022	5,703,000	6,134,215
Beverages - 0.4%
Cott Beverages, Inc.
5.38%, 07/01/2022 - 144A	5,380,000	5,312,750
Building Products - 1.8%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	9,215,000	9,168,925
Building Materials Holding Corp.
9.00%, 09/15/2018 - 144A	1,900,000	2,033,000
Griffon Corp.
5.25%, 03/01/2022 (C)	4,690,000	4,590,338
Ply Gem Industries, Inc.
6.50%, 02/01/2022 - 144A (C)	6,137,000	5,738,095
Capital Markets - 0.9%
Credit Suisse Group AG
6.25%, 12/18/2024 - 144A (A) (B)	3,050,000	3,057,320
7.50%, 12/11/2023 - 144A (A) (B) (C)	2,600,000	2,853,500
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (B)	2,600,000	2,648,100
Morgan Stanley
5.45%, 07/15/2019 (A) (B)	1,800,000	1,802,250
Chemicals - 1.6%
Hexion US Finance Corp.
6.63%, 04/15/2020	7,980,000	8,299,200
Huntsman International LLC
8.63%, 03/15/2020 (C)	1,600,000	1,704,000
8.63%, 03/15/2021	5,390,000	5,861,625
NOVA Chemicals Corp.
8.63%, 11/01/2019	2,650,000	2,782,500
Commercial Services & Supplies - 3.1%
Ceridian LLC
8.88%, 07/15/2019 - 144A	9,751,000	10,774,855
Ceridian LLC / Comdata, Inc.
8.13%, 11/15/2017 - 144A	3,106,000	3,098,235
Hertz Corp.
5.88%, 10/15/2020	3,413,000	3,489,793
6.75%, 04/15/2019	3,460,000	3,615,700
Polymer Group, Inc.
6.88%, 06/01/2019 - 144A	2,305,000	2,322,288
United Rentals North America, Inc.
7.38%, 05/15/2020	2,634,000	2,824,965
7.63%, 04/15/2022	9,375,000	10,335,937
8.25%, 02/01/2021	589,000	642,746
Construction & Engineering - 1.9%
Abengoa Finance SAU
7.75%, 02/01/2020 - 144A (C)	1,350,000	1,474,875
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	6,324,000	6,165,900
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,455,000	3,394,537

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A	$ 1,985,000	$ 1,994,925
7.25%, 10/15/2020 - 144A (C)	2,315,000	2,436,538
7.50%, 05/15/2016	85,000	89,463
9.13%, 11/15/2020 - 144A	6,427,000	7,069,700
Construction Materials - 0.1%
Vulcan Materials Co.
7.15%, 11/30/2037	1,463,000	1,514,205
Consumer Finance - 2.4%
Ally Financial, Inc.
4.75%, 09/10/2018	6,500,000	6,760,000
6.75%, 12/01/2014	1,250,000	1,264,062
7.50%, 09/15/2020	1,600,000	1,844,000
Navient LLC, Series MTN
4.88%, 06/17/2019	3,100,000	3,123,250
5.00%, 06/15/2018	1,700,000	1,683,000
Springleaf Finance Corp.
6.00%, 06/01/2020	5,750,000	5,836,250
7.75%, 10/01/2021 (C)	1,000,000	1,120,000
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	150,000	160,125
6.90%, 12/15/2017	6,102,000	6,605,415
Containers & Packaging - 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.23%, 12/15/2019 - 144A (A)	3,010,000	2,949,800
Graphic Packaging International, Inc.
7.88%, 10/01/2018	3,150,000	3,295,687
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	5,252,000	5,370,170
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	3,465,000	3,746,531
8.38%, 09/15/2021 - 144A	1,425,000	1,592,438
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	3,338,000	3,646,765
Diversified Consumer Services - 0.1%
Service Corp., International
6.75%, 04/01/2016	220,000	235,950
7.00%, 06/15/2017	1,240,000	1,373,300
Diversified Financial Services - 3.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.75%, 05/15/2019 - 144A	2,175,000	2,142,375
4.50%, 05/15/2021 - 144A	1,221,000	1,208,790
Bank of America Corp.
5.13%, 06/17/2019 (A) (B) (C)	6,663,000	6,541,300
8.00%, 01/30/2018 (A) (B)	5,693,000	6,262,926
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A	12,191,000	12,556,730
General Motors Financial Co., Inc.
3.25%, 05/15/2018	938,000	936,828
4.75%, 08/15/2017	1,884,000	1,975,845
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049 (E)	2,825,000	0
ILFC E-Capital Trust I 5.02%, 12/21/2065 - 144A (A)	5,066,000	4,863,360
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	985,000	1,061,338
9.50%, 10/15/2020 - 144A	7,934,000	9,262,945
Diversified Telecommunication Services - 9.0%
CenturyLink, Inc.
7.60%, 09/15/2039	7,123,000	7,123,000
7.65%, 03/15/2042 (C)	12,359,000	12,359,000

	Principal	Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc.
8.38%, 10/15/2020	$ 3,119,000	$ 3,384,115
Frontier Communications Corp.
7.13%, 01/15/2023 (C)	2,000,000	2,070,000
7.63%, 04/15/2024 (C)	6,101,000	6,360,292
9.00%, 08/15/2031	4,528,000	4,822,320
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	4,978,000	5,494,468
7.63%, 06/15/2021	4,418,000	4,992,340
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	3,176,000	3,048,960
7.25%, 10/15/2020	1,350,000	1,424,250
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (A) (C)	3,100,000	3,231,750
Level 3 Communications, Inc.
8.88%, 06/01/2019	300,000	324,000
Level 3 Financing, Inc.
7.00%, 06/01/2020	3,500,000	3,723,125
8.13%, 07/01/2019	8,665,000	9,228,225
Sprint Capital Corp.
6.90%, 05/01/2019 (C)	3,593,000	3,844,510
8.75%, 03/15/2032	5,144,000	5,709,840
Telecom Italia Capital SA
7.00%, 06/04/2018	3,240,000	3,661,200
Telecom Italia SpA
5.30%, 05/30/2024 - 144A	1,400,000	1,358,000
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A (C)	6,600,000	6,930,000
Wind Acquisition Finance SA
4.75%, 07/15/2020 - 144A	3,600,000	3,519,000
7.38%, 04/23/2021 - 144A	2,402,000	2,504,085
Windstream Corp.
7.75%, 10/15/2020 - 10/01/2021	11,217,000	12,036,315
Electric Utilities - 2.0%
Calpine Corp.
5.75%, 01/15/2025	3,240,000	3,167,100
Elwood Energy LLC
8.16%, 07/05/2026	4,170,531	4,670,994
Homer City Generation, LP
8.14%, 10/01/2019
(Cash Rate: 8.14%) (F)	2,995,391	3,205,068
8.73%, 10/01/2026
(Cash Rate: 8.73%) (F)	6,709,595	7,179,267
LSP Energy, LP (Escrow Shares)
7.16%, 01/15/2014 (E) (G)	7,150,000	1
8.16%, 07/15/2025 (E) (G)	750,000	4
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	5,214,000
Electronic Equipment & Instruments - 0.6%
Belden, Inc.
5.50%, 09/01/2022 - 144A	4,500,000	4,612,500
Sanmina Corp.
4.38%, 06/01/2019 - 144A	2,621,000	2,594,790
Energy Equipment & Services - 4.1%
Compressco Partners, LP / Compressco Finance, Inc.
7.25%, 08/15/2022 - 144A (D)	1,899,000	1,875,262
El Paso LLC
7.25%, 06/01/2018	12,471,000	14,029,875
El Paso LLC, Series MTN
7.75%, 01/15/2032 (C)	2,809,000	3,103,945
7.80%, 08/01/2031	1,895,000	2,084,500
8.05%, 10/15/2030 (C)	486,000	534,600

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
NuStar Logistics, LP
4.80%, 09/01/2020	$ 2,480,000	$ 2,511,000
6.75%, 02/01/2021	4,330,000	4,827,950
8.15%, 04/15/2018	5,710,000	6,552,225
PHI, Inc.
5.25%, 03/15/2019 - 144A	3,179,000	3,194,895
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020 (C)	9,355,000	9,729,200
5.88%, 03/01/2022	233,000	243,485
Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.75%, 06/15/2021 (C)	3,722,000	3,870,880
10.25%, 10/15/2019	2,252,000	2,398,380
Food Products - 1.2%
Aramark Services, Inc.
5.75%, 03/15/2020 (C)	1,705,000	1,756,150
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 - 144A	3,523,000	3,769,610
Post Holdings, Inc.
7.38%, 02/15/2022 (C)	7,922,000	8,436,930
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	1,046,000	1,100,915
Health Care Equipment & Supplies - 2.6%
Biomet, Inc.
6.50%, 08/01/2020	7,303,000	7,877,381
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 - 144A (C)	7,192,000	6,868,360
Hologic, Inc.
6.25%, 08/01/2020	4,605,000	4,800,712
Mallinckrodt International Finance SA
3.50%, 04/15/2018	4,420,000	4,287,400
4.75%, 04/15/2023 (C)	5,055,000	4,675,875
5.75%, 08/01/2022 - 144A	1,890,000	1,899,450
Health Care Providers & Services - 6.4%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A	649,000	653,868
6.88%, 02/01/2022 - 144A	1,400,000	1,431,500
7.13%, 07/15/2020 (C)	7,490,000	7,995,575
8.00%, 11/15/2019	9,726,000	10,433,080
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	5,326,000	5,618,930
HCA Holdings, Inc.
6.25%, 02/15/2021	7,324,000	7,730,482
7.75%, 05/15/2021	2,888,000	3,115,430
HCA, Inc.
6.50%, 02/15/2020	1,300,000	1,412,125
7.50%, 02/15/2022	8,235,000	9,326,137
HealthSouth Corp.
7.75%, 09/15/2022	6,256,000	6,678,280
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	2,442,000	2,496,945
6.63%, 10/01/2020	5,634,000	5,972,040
Tenet Healthcare Corp.
4.38%, 10/01/2021 (C)	2,344,000	2,256,100
5.00%, 03/01/2019 - 144A	3,042,000	2,996,370
6.00%, 10/01/2020	1,293,000	1,351,185
6.25%, 11/01/2018	275,000	297,688
8.13%, 04/01/2022	5,549,000	6,201,007
Hotels, Restaurants & Leisure - 4.8%
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020 (C)	2,112,000	1,753,240
10.00%, 12/15/2018 (C)	6,851,000	2,277,958
12.75%, 04/15/2018	6,500,000	2,340,000
Felcor Lodging, LP
5.63%, 03/01/2023	3,515,000	3,515,000

	Principal	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
6.63%, 12/15/2021 (C)	$ 5,537,000	$ 5,986,881
6.75%, 10/01/2020 (C)	4,384,000	4,745,680
10.00%, 11/01/2016 (C)	3,575,000	4,147,000
11.38%, 03/01/2018	492,000	621,150
NCL Corp., Ltd.
5.00%, 02/15/2018	4,517,000	4,607,340
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	542,000	558,260
7.50%, 04/15/2021	6,892,000	7,288,290
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	5,173,000	5,444,582
Studio City Finance, Ltd.
8.50%, 12/01/2020 - 144A	2,485,000	2,727,287
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	7,536,000	8,270,760
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	2,147,000	2,313,393
Household Durables - 3.9%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,917,000	2,012,850
7.25%, 02/01/2023	6,241,000	6,381,422
9.13%, 05/15/2019 (C)	3,514,000	3,707,270
Jarden Corp.
6.13%, 11/15/2022	3,000,000	3,150,000
7.50%, 05/01/2017	1,262,000	1,407,130
KB Home
4.75%, 05/15/2019 (C)	1,702,000	1,680,725
7.25%, 06/15/2018	2,765,000	3,041,500
9.10%, 09/15/2017	4,891,000	5,673,560
Meritage Homes Corp.
4.50%, 03/01/2018	3,330,000	3,379,950
7.00%, 04/01/2022	1,413,000	1,543,703
7.15%, 04/15/2020 (C)	4,953,000	5,460,682
Standard Pacific Corp.
6.25%, 12/15/2021 (C)	1,800,000	1,863,000
8.38%, 01/15/2021 (C)	2,675,000	3,096,313
Tempur Sealy International, Inc.
6.88%, 12/15/2020 (C)	3,135,000	3,334,856
Household Products - 1.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	759,900
6.88%, 02/15/2021	300,000	316,125
7.13%, 04/15/2019	4,089,000	4,242,338
9.88%, 08/15/2019	7,350,000	7,919,625
Sun Products Corp.
7.75%, 03/15/2021 - 144A (C)	4,332,000	3,552,240
Independent Power and Renewable Electricity Producers - 2.0%
Calpine Corp.
7.88%, 01/15/2023 - 144A (C)	1,687,000	1,826,177
Dynegy, Inc.
5.88%, 06/01/2023 (C)	1,570,000	1,507,200
NRG Energy, Inc.
6.25%, 07/15/2022 - 144A	1,500,000	1,545,000
6.63%, 03/15/2023 (C)	3,775,000	3,888,250
7.88%, 05/15/2021	11,707,000	12,702,095
8.25%, 09/01/2020	2,106,000	2,263,950
Insurance - 1.0%
Lincoln National Corp.
7.00%, 05/17/2066 (A)	11,510,000	11,819,331
IT Services - 1.2%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	4,942,000	5,065,550
7.63%, 11/15/2020	8,387,000	8,869,253
Unisys Corp.
6.25%, 08/15/2017 (C)	615,000	658,050

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Media - 7.4%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	$ 5,590,000	$ 5,506,150
7.75%, 04/15/2018 (C)	11,652,000	12,962,850
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	1,900,000	1,833,500
5.75%, 01/15/2024 (C)	4,035,000	4,014,825
6.50%, 04/30/2021 (C)	800,000	832,000
7.00%, 01/15/2019	5,720,000	5,963,100
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	3,543,000	3,649,290
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	9,003,000	9,422,915
7.63%, 03/15/2020	8,558,000	8,983,400
DISH DBS Corp.
4.63%, 07/15/2017	3,026,000	3,147,040
5.00%, 03/15/2023 (C)	3,185,000	3,121,300
5.88%, 07/15/2022	1,030,000	1,076,350
7.13%, 02/01/2016	1,000,000	1,065,000
7.75%, 05/31/2015	461,000	482,897
7.88%, 09/01/2019	1,700,000	1,955,000
Getty Images, Inc.
7.00%, 10/15/2020 - 144A (C)	2,572,000	2,308,370
Numericable Group SA
4.88%, 05/15/2019 - 144A (C)	4,490,000	4,512,450
Regal Entertainment Group
5.75%, 06/15/2023	855,000	859,275
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	4,050,000	4,252,500
7.88%, 11/01/2020 - 144A	6,005,000	6,455,375
8.50%, 05/15/2021 - 144A (C)	5,000,000	5,400,000
Metals & Mining - 0.3%
ArcelorMittal
7.50%, 10/15/2039	3,880,000	4,044,900
Oil, Gas & Consumable Fuels - 4.1%
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022 (C)	2,432,000	2,541,440
Chesapeake Energy Corp.
4.88%, 04/15/2022	2,612,000	2,605,470
6.13%, 02/15/2021	2,000,000	2,170,000
6.63%, 08/15/2020 (C)	3,035,000	3,382,128
CITGO Petroleum Corp.
6.25%, 08/15/2022 - 144A	4,333,000	4,462,990
Denbury Resources, Inc.
5.50%, 05/01/2022	5,308,000	5,215,110
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 - 144A	1,392,000	1,385,040
7.50%, 12/15/2021 (C)	2,319,000	2,423,355
7.75%, 06/15/2019	2,375,000	2,470,000
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (C)	6,460,000	6,556,900
7.75%, 02/01/2021	3,000,000	3,142,500
8.63%, 04/15/2020	3,640,000	3,844,750
Newfield Exploration Co.
6.88%, 02/01/2020	1,238,000	1,287,520
7.13%, 05/15/2018	295,000	302,375
Peabody Energy Corp.
6.25%, 11/15/2021	2,255,000	2,136,613
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	2,890,000	3,099,525
6.63%, 02/15/2019	1,328,000	1,384,440

	Principal	Value
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	$ 3,604,000	$ 3,766,180
Boise Cascade Co.
6.38%, 11/01/2020	2,698,000	2,846,390
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	1,940,000	2,056,400
Personal Products - 0.7%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	2,982,000	2,817,990
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (C)	5,181,000	5,258,715
Pharmaceuticals - 1.2%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	1,279,000	1,336,555
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 - 144A (C)	350,000	348,250
6.88%, 12/01/2018 - 144A	3,350,000	3,458,875
7.00%, 10/01/2020 - 144A	3,700,000	3,866,500
7.50%, 07/15/2021 - 144A	4,527,000	4,889,160
Professional Services - 0.2%
Cardtronics, Inc.
5.13%, 08/01/2022 - 144A	2,290,000	2,295,725
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, LP
6.00%, 11/01/2020	2,598,000	2,833,319
Real Estate Management & Development - 0.7%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	6,785,000	6,954,625
Realogy Group LLC / Realogy Co-Issuer Corp.
4.50%, 04/15/2019 - 144A (C)	1,727,000	1,675,190
Road & Rail - 1.0%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,024,000	1,083,641
6.75%, 04/06/2021 - 144A	3,823,000	4,305,298
7.13%, 10/15/2020 - 144A	560,000	644,100
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	1,320,000	1,320,000
9.75%, 03/15/2020	3,605,000	4,010,563
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	5,266,000	5,239,670
6.00%, 01/15/2022 - 144A	1,650,000	1,699,500
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	800,000	792,000
Software - 1.4%
First Data Corp.
6.75%, 11/01/2020 - 144A	5,913,000	6,238,215
7.38%, 06/15/2019 - 144A	1,648,000	1,730,400
8.75%, 01/15/2022 - 144A
(Cash Rate: 8.75%) (C) (F)	2,717,000	2,917,379
8.88%, 08/15/2020 - 144A	2,160,000	2,359,800
11.75%, 08/15/2021	3,117,000	3,639,097
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	313,000	320,825
Specialty Retail - 0.8%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (C)	600,000	547,500
9.00%, 03/15/2019 - 144A (C)	8,987,000	9,054,403

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Technology Hardware, Storage & Peripherals - 1.0%
Dell, Inc.
5.40%, 09/10/2040	$ 800,000	$ 672,000
6.50%, 04/15/2038	4,324,000	3,967,270
7.10%, 04/15/2028	2,455,000	2,497,963
Seagate HDD Cayman
6.88%, 05/01/2020 (C)	4,539,000	4,834,035
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	7,444,000	8,002,300
Transportation Infrastructure - 0.3%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 - 144A (C)	3,065,000	3,076,494
Wireless Telecommunication Services - 2.1%
Softbank Corp.
4.50%, 04/15/2020 - 144A (C)	2,424,000	2,430,060
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	3,723,000	4,365,217
Sprint Corp.
7.13%, 06/15/2024 - 144A	1,920,000	1,958,400
7.88%, 09/15/2023 - 144A	9,233,000	9,879,310
T-Mobile USA, Inc.
6.13%, 01/15/2022	702,000	722,183
6.63%, 04/01/2023 (C)	5,700,000	5,985,000

Total Corporate Debt Securities (cost $1,058,720,260)		1,072,711,451

CONVERTIBLE BOND - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc.
8.63%, 07/15/2020	1,848,000	2,009,700

Total Convertible Bond (cost $2,041,966)		2,009,700

LOAN ASSIGNMENTS - 4.3%
Aerospace & Defense - 0.2%
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (A)	2,887,385	2,874,302
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc., New Term Loan
3.75%, 10/09/2019 (A)	2,969,849	2,952,348
Ceridian Corp., New Term Loan B
4.41%, 05/09/2017 (A)	2,905,931	2,905,931
Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 06/30/2019 (A)	3,864,684	3,855,989
Level 3 Financing, Inc., Term Loan B
4.00%, 01/15/2020 (A)	1,000,000	996,875
Energy Equipment & Services - 0.3%
Stallion Oilfield Services, Ltd., Term Loan B
8.00%, 06/19/2018 (A)	3,771,638	3,818,784
Food Products - 0.7%
Big Heart Pet Brands, New Term Loan
3.50%, 03/08/2020 (A)	3,990,000	3,933,473
Del Monte Foods, Inc., 1st Lien Term Loan
4.25%, 02/18/2021 (A)	3,980,000	3,946,421

	Principal	Value
Hotels, Restaurants & Leisure - 0.7%
Dunkin’ Brands, Inc., Term Loan C
2.65%, 09/30/2017 (A)	$ 3,934,045	$ 3,941,374
Great Wolf Resorts, Inc., Term Loan B
4.50%, 08/06/2020 (A)	3,960,000	3,957,525
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy Holdings, Inc., Term Loan B2
4.00%, 04/23/2020 (A)	3,960,000	3,955,050
Media - 0.1%
Checkout Holding Corp., 2nd Lien Term Loan
7.75%, 04/11/2022 (A)	800,000	794,666
Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan
4.50%, 04/09/2021 (A)	670,000	667,208
Atkore International, Inc., 2nd Lien Term Loan
7.75%, 10/09/2021 (A)	580,000	576,375
Paper & Forest Products - 0.2%
Exopack LLC, Term Loan B
5.25%, 05/08/2019 (A)	1,886,520	1,906,957
Professional Services - 0.3%
Interactive Data Corp., Term Loan
4.75%, 05/02/2021 (A)	3,456,000	3,466,800
Software - 0.3%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (A)	3,841,111	3,811,704
Textiles, Apparel & Luxury Goods - 0.2%
Philips-Van Heusen Corp., Term Loan B
3.25%, 02/13/2020 (A)	2,583,905	2,596,452

Total Loan Assignments (cost $50,976,334)		50,958,234

	Shares	Value
PREFERRED STOCKS - 2.4%
Banks - 0.6%
Citigroup, Inc. - Series K, 6.88% (A)	85,000	$ 2,283,950
GMAC Capital Trust I - Series 2, 8.13% (A)	174,225	4,735,435
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	76,095	1,823,236
Morgan Stanley, 6.88% (A)	32,150	855,512
Consumer Finance - 1.3%
Ally Financial, Inc. - Series A, 8.50% (A)	211,700	5,743,421
Ally Financial, Inc. - Series G 144A, 7.00%	9,353	9,306,235
Insurance - 0.3%
Hartford Financial Services Group, Inc., 7.88% (A)	108,859	3,236,378

Total Preferred Stocks (cost $24,671,293)		27,984,167

COMMON STOCK - 0.1%
IT Services - 0.1%
Unisys Corp. (C) (H)	61,972	1,319,384

Total Common Stock (cost $1,487,453)		1,319,384

SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (I)	142,628,823	142,628,823

Total Securities Lending Collateral (cost $142,628,823)		142,628,823

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.01% (I), dated 07/31/2014, to be repurchased at $34,535,358 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $35,228,069.

	$ 34,535,349	$ 34,535,349

Total Repurchase Agreement (cost $34,535,349)		34,535,349

Total Investment Securities (cost $1,323,411,669) (J)		1,341,227,573
Other Assets and Liabilities - Net - (13.0)%		(153,882,044)

Net Assets - 100.0%		$ 1,187,345,529

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$9,080,465	$—	$9,080,465
Corporate Debt Securities
Aerospace & Defense	—	23,252,213	—	23,252,213
Airlines	—	28,205,746	—	28,205,746
Auto Components	—	4,599,630	—	4,599,630
Automobiles	—	17,001,485	—	17,001,485
Banks	—	22,728,685	—	22,728,685
Beverages	—	5,312,750	—	5,312,750
Building Products	—	21,530,358	—	21,530,358
Capital Markets	—	10,361,170	—	10,361,170
Chemicals	—	18,647,325	—	18,647,325
Commercial Services & Supplies	—	37,104,519	—	37,104,519
Construction & Engineering	—	22,625,938	—	22,625,938
Construction Materials	—	1,514,205	—	1,514,205
Consumer Finance	—	28,396,102	—	28,396,102
Containers & Packaging	—	20,601,391	—	20,601,391
Diversified Consumer Services	—	1,609,250	—	1,609,250
Diversified Financial Services	—	46,812,437	0	46,812,437
Diversified Telecommunication Services	—	107,148,795	—	107,148,795
Electric Utilities	—	23,436,429	5	23,436,434
Electronic Equipment & Instruments	—	7,207,290	—	7,207,290
Energy Equipment & Services	—	48,686,937	—	48,686,937
Food & Staples Retailing	—	6,269,260	—	6,269,260
Food Products	—	13,962,690	—	13,962,690
Gas Utilities	—	1,100,915	—	1,100,915
Health Care Equipment & Supplies	—	30,409,178	—	30,409,178
Health Care Providers & Services	—	75,966,742	—	75,966,742
Hotels, Restaurants & Leisure	—	56,596,821	—	56,596,821
Household Durables	—	45,732,961	—	45,732,961
Household Products	—	16,790,228	—	16,790,228
Independent Power and Renewable Electricity Producers	—	23,732,672	—	23,732,672
Insurance	—	11,819,331	—	11,819,331
IT Services	—	14,592,853	—	14,592,853
Media	—	87,803,587	—	87,803,587
Metals & Mining	—	4,044,900	—	4,044,900
Oil, Gas & Consumable Fuels	—	48,410,156	—	48,410,156
Paper & Forest Products	—	8,668,970	—	8,668,970
Personal Products	—	8,076,705	—	8,076,705
Pharmaceuticals	—	13,899,340	—	13,899,340
Professional Services	—	2,295,725	—	2,295,725
Real Estate Investment Trusts	—	2,833,319	—	2,833,319
Real Estate Management & Development	—	8,629,815	—	8,629,815
Road & Rail	—	11,363,602	—	11,363,602
Semiconductors & Semiconductor Equipment	—	7,731,170	—	7,731,170
Software	—	17,205,716	—	17,205,716
Specialty Retail	—	9,601,903	—	9,601,903
Technology Hardware, Storage & Peripherals	—	11,971,268	—	11,971,268
Textiles, Apparel & Luxury Goods	—	8,002,300	—	8,002,300
Transportation Infrastructure	—	3,076,494	—	3,076,494
Wireless Telecommunication Services	—	25,340,170	—	25,340,170
Convertible Bond	—	2,009,700	—	2,009,700
Loan Assignments	—	50,958,234	—	50,958,234
Preferred Stocks	27,984,167	—	—	27,984,167
Common Stock	1,319,384	—	—	1,319,384
Securities Lending Collateral	142,628,823	—	—	142,628,823
Repurchase Agreement	—	34,535,349	—	34,535,349

Total Investment Securities	$171,932,374	$1,169,295,194	$5	$1,341,227,573

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (L)
Corporate Debt Securities	$119	$—	$—	$—	$—	$(114)	$—	$—	$5	$(114)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $139,693,401. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED):

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $5, or less than 0.01% of the fund’s net assets.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $5, or less than 0.01% of the fund’s net assets.
(H)	Non-income producing security.
(I)	Rate shown reflects the yield at July 31, 2014.
(J)	Aggregate cost for federal income tax purposes is $1,323,411,669. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $33,747,978 and $15,932,074, respectively. Net unrealized appreciation for tax purposes is $17,815,904.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $341,877,173, or 28.79% of the fund’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.1%
Tobacco Settlement Financing Corp.
Series 2002-A, Class B
6.13%, 06/01/2032	$ 15,000	$ 15,030

Total Asset-Backed Security (cost $14,710)		15,030

MUNICIPAL GOVERNMENT OBLIGATIONS - 63.3%
California - 5.6%
Aromas-San Juan Unified School District (General Obligation Unlimited)
Series B, Insurer: AGM
2.36%, 08/01/2042 (A)	300,000	115,404
California School Finance Authority (Revenue Bonds)
Series A
6.75%, 08/01/2044	250,000	270,673
Coachella Valley Unified School District (General Obligation Unlimited)
Series C, Insurer: AGM
Zero Coupon, 08/01/2037	10,000	3,397
Cypress School District (General Obligation Unlimited)
1.71%, 08/01/2050 (A)	100,000	43,052
Folsom Cordova Unified School District School Facilities Improvement District No. 3 (General Obligation Unlimited)
Series B, Insurer: ASSURED GTY
Zero Coupon, 10/01/2034	455,000	175,507
Paramount Unified School District (General Obligation Unlimited)
1.25%, 08/01/2045 (A)	50,000	35,252
Santee School District (General Obligation Unlimited)
Series E, Insurer: AGM
Zero Coupon, 05/01/2051	150,000	21,627
Stockton East Water District (Certificate of Participation)
Series B, Insurer: NATL
Zero Coupon, 04/01/2017	30,000	25,777
Florida - 4.2%
Miami-Dade County Industrial Development Authority (Revenue Bonds)
5.25%, 09/15/2044	500,000	498,465
Santa Rosa Bay Bridge Authority (Revenue Bonds)
Insurer: NATL-RE
Zero Coupon, 07/01/2022	30,000	18,000
Georgia - 2.6%
Columbus Development Authority (Revenue Bonds)
Series A
5.50%, 12/01/2049	315,000	315,230
Illinois - 7.0%
Chicago Board of Education (General Obligation Unlimited)
Insurer: AGM
5.00%, 12/01/2024	115,000	123,233

	Principal	Value
Illinois (continued)
Cook County Township High School District No. 201 J. Sterling Morton (General Obligation Limited)
Series C, Insurer: AGM
0.01%, 12/01/2025	$ 130,000	$ 84,248
Illinois Finance Authority (Revenue Bonds)
5.00%, 08/15/2021	30,000	34,782
6.50%, 04/01/2044	75,000	79,885
Kendall Kane & Will Counties Community Unit School District No. 308 (General Obligation Unlimited)
Insurer: AGM
Zero Coupon, 02/01/2020	60,000	52,898
Lake County School District No. 38 Big Hollow (General Obligation Unlimited)
Insurer: AMBAC
Zero Coupon, 02/01/2020	45,000	39,075
Southwestern Illinois Development Authority (Revenue Bonds)
Insurer: AGM
Zero Coupon, 12/01/2022 - 12/01/2024	70,000	50,214
State of Illinois (General Obligation Unlimited)
Insurer: AGM
4.00%, 09/01/2021	50,000	51,797
Stephenson County School District No. 145 Freeport (General Obligation Limited)
Insurer: AMBAC
Zero Coupon, 01/01/2021	30,000	24,876
Village of Elk Grove Village, IL (General Obligation Unlimited)
4.00%, 01/01/2022	60,000	67,222
Will County Community High School District No. 210 Lincoln-Way (General Obligation Unlimited)
Series A
5.00%, 01/01/2027	55,000	62,036
Winnebago & Boone Counties School District No. 205 Rockford (General Obligation Unlimited)
Zero Coupon, 02/01/2022	40,000	32,013
Zion Park District (General Obligation Limited)
Series B
2.00%, 12/30/2015	150,000	152,830
Indiana - 0.4%
Indiana Finance Authority (Revenue Bonds)
Series A
5.00%, 08/15/2021	45,000	52,362
Iowa - 1.5%
Iowa Tobacco Settlement Authority (Revenue Bonds)
Series A
6.50%, 06/01/2023	95,000	91,355
Series C
5.63%, 06/01/2046	110,000	90,906
Kansas - 0.2%
Kansas Rural Water Finance Authority (Revenue Bonds)
4.25%, 03/01/2038	25,000	25,271

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Michigan - 6.7%
City of Detroit, MI
(General Obligation Unlimited) Series A, Insurer: AGM
5.00%, 04/01/2019	$ 15,000	$ 14,872
(General Obligation Unlimited) Series A, Insurer: ASSURED GTY
4.00%, 04/01/2018	110,000	110,058
(General Obligation Unlimited) Series A-1, Insurer: NATL-RE
5.38%, 04/01/2015 - 04/01/2016	35,000	34,848
(General Obligation Limited) Series A-2, Insurer: AMBAC
4.00%, 04/01/2018	20,000	17,041
(General Obligation Unlimited) Series B, Insurer: ASSURED GTY
5.00%, 04/01/2018	40,000	39,996
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds)
Insurer: BHAC FGIC
5.75%, 07/01/2031	150,000	157,499
Insurer: NATL-RE
5.25%, 07/01/2018	50,000	50,644
Series A, Insurer: AGM
5.00%, 07/01/2015	25,000	25,000
Series A, Insurer: NATL
0.01%, 07/01/2017	30,000	25,569
Series A, Insurer: NATL-RE
3.70%, 07/01/2015	15,000	14,998
Series C, Insurer: NATL
5.00%, 07/01/2017	50,000	50,435
City of Detroit, MI Water Supply System Revenue (Revenue Bonds)
Insurer: NATL-RE
5.00%, 07/01/2025	10,000	10,000
Series B, Insurer: NATL-RE
5.00%, 07/01/2018	50,000	50,417
Series C, Insurer: AGM
5.00%, 07/01/2022	20,000	20,104
Detroit Local Development Finance Authority (Tax Allocation)
Series A, Insurer: ACA-CBI
5.50%, 05/01/2021	135,000	125,851
Plymouth Educational Center Charter School (Revenue Bonds)
5.38%, 11/01/2035	90,000	69,351
Missouri - 0.6%
Missouri Joint Municipal Electric Utility Commission (Revenue Bonds)
7.73%, 01/01/2039	55,000	67,316
Nevada - 0.7%
City of North Las Vegas NV (General Obligation Limited)
Insurer: NATL-RE
4.75%, 05/01/2026	85,000	85,554
New Jersey - 0.4%
New Jersey Economic Development Authority (Revenue Bonds)
Series A
6.10%, 07/01/2044	50,000	52,294

	Principal	Value
New York - 0.3%
New York Counties Tobacco Trust IV (Revenue Bonds)
Series A
5.00%, 06/01/2042	$ 10,000	$ 7,408
Port Authority of New York & New Jersey (Revenue Bonds)
Insurer: NATL-RE
5.75%, 12/01/2025	30,000	30,079
Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-2
5.13%, 06/01/2024	50,000	41,745
Cleveland-Cuyahoga County Port Authority (Revenue Bonds)
7.05%, 11/15/2040	100,000	99,886
County of Allen, OH (Revenue Bonds)
Series A
5.00%, 05/01/2033	35,000	37,795
Toledo-Lucas County Port Authority (Revenue Bonds)
5.00%, 07/01/2046	100,000	101,244
Pennsylvania - 2.9%
City of Scranton, PA (General Obligation Unlimited)
Series A, Insurer: AMBAC
3.50%, 09/01/2014	50,000	49,911
Pottsville Hospital Authority (Revenue Bonds)
6.50%, 07/01/2028	300,000	306,795
Puerto Rico - 8.4%
Commonwealth of Puerto Rico (General Obligation Unlimited)
Insurer: AGC-ICC
5.00%, 07/01/2020	25,000	25,750
Insurer: AGM
5.25%, 07/01/2016	25,000	25,735
5.50%, 07/01/2017	20,000	20,592
Insurer: NATL-RE
Zero Coupon, 07/01/2017	65,000	53,332
Series A, Insurer: ASSURED GTY
5.00%, 07/01/2016	75,000	77,206
Series A, Insurer: NATL-RE
5.50%, 07/01/2019	85,000	86,377
Puerto Rico Electric Power Authority (Revenue Bonds)
Series RR, Insurer: NATL
5.00%, 07/01/2022	25,000	24,362
Series UU, Insurer: AGM
5.00%, 07/01/2015 - 07/01/2016	35,000	35,766
Puerto Rico Highways & Transportation Authority (Revenue Bonds)
Series A, Insurer: AMBAC
Zero Coupon, 07/01/2015	70,000	65,617
Series E, Insurer: AGM
5.50%, 07/01/2017	15,000	15,136
Series EE, Insurer: AGM
5.25%, 07/01/2036	15,000	13,619
Puerto Rico Infrastructure Financing Authority (Revenue Bonds)
Series C, Insurer: AMBAC
5.50%, 07/01/2016	20,000	19,975

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Puerto Rico (Continued)
Puerto Rico Municipal Finance Agency
Series A, Insurer: AGM
5.00%, 08/01/2017 - 08/01/2019	$ 285,000	$ 284,469
(General Obligation Unlimited), 5.25%, 08/01/2016	25,000	24,977
Puerto Rico Public Buildings Authority (Revenue Bonds)
Insurer: NATL-RE
6.00%, 07/01/2025	25,000	25,248
Series H, Insurer: AMBAC
5.50%, 07/01/2017	120,000	119,700
Series H, Insurer: FGIC
5.25%, 07/01/2015	100,000	99,254
Puerto Rico Sales Tax Financing Corp. (Revenue Bonds)
Series A, Insurer: BHAC FGIC
Zero Coupon, 08/01/2041	45,000	10,962
Rhode Island - 0.7%
Tobacco Settlement Financing Corp. (Revenue Bonds)
Series A, Class C
6.25%, 06/01/2042	90,000	89,993
South Carolina - 3.8%
Richland County Recreational District (General Obligation Unlimited)
3.00%, 03/01/2026	340,000	346,120
South Carolina Jobs-Economic Development Authority (Revenue Bonds)
Insurer: CIFG
5.00%, 11/01/2014 - 11/01/2015	125,000	123,931
Texas - 11.5%
City of Houston, TX Airport System Revenue (Revenue Bonds)
5.00%, 07/01/2029	250,000	252,308
Forney Independent School District (General Obligation Unlimited)
Insurer: BAM
Zero Coupon, 08/15/2053	1,500,000	120,885
Fort Bend Grand Parkway Toll Road Authority (Revenue Bonds)
5.00%, 03/01/2025	40,000	46,739
Harris County Municipal Utility District No. 389 (General Obligation Unlimited)
Insurer: BAM
3.00%, 09/01/2024 - 09/01/2026 (B)	585,000	572,394
Sienna Plantation Municipal Utility District No. 12 (General Obligation Unlimited)
Insurer: AGM
4.00%, 09/01/2034 (B)	315,000	317,592
Upper Trinity Regional Water District (Revenue Bonds)
Insurer: BAM
4.38%, 08/01/2035	100,000	101,300
Utah - 1.3%
Utah State Charter School Finance Authority (Revenue Bonds)
4.75%, 04/15/2044	150,000	154,101

	Principal	Value
Virginia - 2.2%
Virginia Housing Development Authority (Revenue Bonds)
Series A
3.10%, 08/01/2026 (B)	$ 270,000	$ 269,935

Total Municipal Government Obligations (cost $7,515,651)		7,757,472

	Shares	Value
INVESTMENT COMPANY - 1.4%
Capital Markets - 1.4%
PIMCO Municipal Income Fund III	15,900	171,879

Total Investment Company (cost $173,944)		171,879

	Principal	Value
REPURCHASE AGREEMENT - 12.8%
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $1,576,002 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $1,609,599.	$ 1,576,002	1,576,002

Total Repurchase Agreement (cost $1,576,002)		1,576,002

Total Investment Securities (cost $9,280,307) (C)		9,520,383
Other Assets and Liabilities - Net - 22.4%		2,745,978

Net Assets - 100.0%		$ 12,266,361

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Asset-Backed Security	$—	$15,030	$—	$15,030
Municipal Government Obligations	—	7,757,472	—	7,757,472
Investment Company	171,879	—	—	171,879
Repurchase Agreement	—	1,576,002	—	1,576,002

Total Investment Securities	$171,879	$9,348,504	$—	$9,520,383

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Aggregate cost for federal income tax purposes is $9,280,307. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $246,825 and $6,749, respectively. Net unrealized appreciation for tax purposes is $240,076.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ACA-CBI	ACA Financial Guaranty Corporation — Certificates of Bond Insurance
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
ICC	Insured Custody Certificate
NATL	National Public Finance Guarantee Corporation
NATL-RE	National Public Finance Guarantee Corporation – Reinsured

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 72.4%
Aerospace & Defense - 2.7%
BAE Systems PLC	3,299,842	$ 23,781,796
Airlines - 2.2%
Japan Airlines Co., Ltd.	351,130	19,395,524
Automobiles - 2.1%
Daimler AG	224,059	18,489,059
Banks - 2.4%
Commonwealth Bank of Australia	274,448	21,168,098
Beverages - 1.7%
Thai Beverage PCL (A)	30,250,003	14,831,013
Capital Markets - 4.5%
Ares Capital Corp.	927,615	15,500,447
Federated Investors, Inc. - Class B (A)	672,303	18,972,391
Solar Capital, Ltd.	301,265	5,934,920
Chemicals - 2.4%
LyondellBasell Industries NV - Class A	109,960	11,683,250
Yara International ASA	205,140	9,401,454
Diversified Telecommunication Services - 15.0%
AT&T, Inc.	656,300	23,357,717
BCE, Inc. (A)	261,262	11,832,088
Belgacom SA (A)	690,450	22,563,015
HKT Trust and HKT, Ltd.	15,992,540	18,929,259
Swisscom AG	28,954	16,075,275
Telenor ASA	674,090	15,512,859
Telstra Corp., Ltd.	4,938,054	25,041,397
Electric Utilities - 0.7%
Brookfield Infrastructure Partners, LP	166,348	6,595,698
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc. (A)	186,068	8,706,122
Media - 1.7%
Regal Entertainment Group - Class A (A)	772,439	15,031,663
Metals & Mining - 1.1%
Antofagasta PLC - Class A	720,720	9,807,228
Multi-Utilities - 0.8%
Centrica PLC	1,299,610	6,771,564
Oil, Gas & Consumable Fuels - 9.1%
Canadian Oil Sands, Ltd.	1,102,320	23,545,681
Royal Dutch Shell PLC - Class B ADR (A)	253,950	21,875,253
Ship Finance International, Ltd. (A)	912,020	16,598,764
Total SA	292,907	18,890,940
Pharmaceuticals - 2.9%
GlaxoSmithKline PLC	838,370	20,203,654
Sanofi	54,300	5,701,002
Real Estate Investment Trusts - 19.4%
American Capital Agency Corp.	883,070	20,416,578
Ascendas Real Estate Investment Trust	11,586,756	21,619,178
Blackstone Mortgage Trust, Inc. - Class A	844,258	24,036,025
Cofinimmo	62,097	7,704,772
Lexington Realty Trust	348,170	3,808,980
National Retail Properties, Inc. (A)	312,328	11,109,507
PennyMac Mortgage Investment Trust	631,510	13,520,629
Realty Income Corp. (A)	405,166	17,442,396
Select Income REIT	130,050	3,608,888
Spirit Realty Capital, Inc.	1,880,340	21,755,534
Starwood Property Trust, Inc.	1,175,757	27,747,865
Thrifts & Mortgage Finance - 1.0%
Home Loan Servicing Solutions, Ltd. (A)	423,270	9,057,978

	Shares	Value
Transportation Infrastructure - 0.8%
SATS, Ltd. (A)	3,111,595	$ 7,482,464
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC - ADR	245,800	8,165,476

Total Common Stocks (cost $615,472,006)		643,673,401

MASTER LIMITED PARTNERSHIPS - 12.1%
Capital Markets - 4.3%
Apollo Global Management LLC - Class A	405,360	10,644,754
KKR & Co, LP	549,555	12,595,800
Oaktree Capital Group LLC - Class A	301,909	15,095,450
Oil, Gas & Consumable Fuels - 7.8%
Alliance Resource Partners, LP	384,546	19,308,055
Cheniere Energy Partners, LP	158,614	4,975,721
Energy Transfer Partners, LP - Class B	470,787	26,241,667
TC Pipelines, LP	188,778	9,931,611
Teekay LNG Partners, LP	207,413	8,885,573

Total Master Limited Partnerships (cost $103,168,964)		107,678,631

SECURITIES LENDING COLLATERAL - 13.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	122,707,198	122,707,198

Total Securities Lending Collateral (cost $122,707,198)		122,707,198

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $16,651,364 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $16,988,543.	$ 16,651,359	16,651,359

Total Repurchase Agreement (cost $16,651,359)		16,651,359

Total Investment Securities (cost $857,999,527) (C)		890,710,589
Other Assets and Liabilities - Net - (0.2)%		(1,757,684)

Net Assets - 100.0%		$ 888,952,905

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$340,303,850	$303,369,551	$—	$643,673,401
Master Limited Partnerships	107,678,631	—	—	107,678,631
Securities Lending Collateral	122,707,198	—	—	122,707,198
Repurchase Agreement	—	16,651,359	—	16,651,359

Total Investment Securities	$570,689,679	$320,020,910	$—	$890,710,589

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $118,922,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $857,999,527. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $52,237,604 and $19,526,542, respectively. Net unrealized appreciation for tax purposes is $32,711,062.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 53.0%
U.S. Treasury Floating Rate Note
0.08%, 01/31/2016 (A)	$ 720,000	$ 719,901
0.10%, 04/30/2016 - 07/31/2016 (A)	6,320,000	6,317,393
U.S. Treasury Inflation Indexed Bond
1.38%, 02/15/2044	4,564,542	5,072,348
1.75%, 01/15/2028	817,553	942,932
2.38%, 01/15/2025	6,373,065	7,694,978
3.38%, 04/15/2032	6,767,889	9,791,234
3.88%, 04/15/2029	7,307,497	10,692,351
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2022	67,399,354	68,504,359
0.50%, 04/15/2015	4,346,839	4,387,591
0.63%, 01/15/2024	1,544,548	1,594,866
1.13%, 01/15/2021	10,961,462	11,786,137
1.25%, 07/15/2020	3,921,317	4,263,821
1.38%, 07/15/2018	1,588,521	1,719,326

Total U.S. Government Obligations (cost $132,948,658)		133,487,237

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Fannie Mae
2.16%, 10/25/2023 (A)	898,318	913,024
Federal Home Loan Bank
0.79%, 07/23/2019 (A)	800,000	801,213
Freddie Mac
1.81%, 04/25/2024 (A)	3,000,000	2,966,277
2.36%, 02/25/2024 (A)	1,500,000	1,523,278

Total U.S. Government Agency Obligations (cost $6,250,313)		6,203,792

FOREIGN GOVERNMENT OBLIGATIONS - 23.6%
Australia Government Bond
3.00%, 09/20/2025 - Reg S	AUD 1,100,000	1,388,239
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2017	BRL 5,000,000	5,580,196
Canadian Government Bond
4.25%, 12/01/2021	CAD 6,541,134	7,902,873
Deutsche Bundesrepublik Inflation Linked Bond
0.50%, 04/15/2030	EUR 1,275,339	1,828,992
France Government Bond OAT
0.70%, 07/25/2030 - Reg S	2,531,324	3,545,829
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	2,807,131	3,952,472
2.10%, 09/15/2021 - Reg S	6,251,078	9,051,750
Japanese Government CPI Linked Bond
0.10%, 03/10/2024	JPY 51,350,000	542,104
Mexican Udibonos
Series S
4.50%, 12/04/2025	MXN 25,702,278	2,340,572
New Zealand Government Bond
2.00%, 09/20/2025	NZD 2,000,000	1,670,712
Spain Government Inflation Linked Bond
1.80%, 11/30/2024 - Reg S	EUR 1,835,588	2,582,022
Turkey Government Bond
3.00%, 02/23/2022	TRY 900,026	451,735
U.K. Gilt Inflation Linked
0.13%, 03/22/2029 - 03/22/2044 - Reg S	GBP 10,661,166	18,647,542

Total Foreign Government Obligations (cost $58,888,749)		59,485,038

	Principal	Value
MORTGAGE-BACKED SECURITIES - 0.6%
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class B
1.65%, 12/15/2028 - 144A (A)	$ 1,500,000	$ 1,501,715

Total Mortgage-Backed Securities (cost $1,501,250)		1,501,715

ASSET-BACKED SECURITIES - 0.5%
Invitation Homes Trust
Series 2014-SFR1, Class A
1.15%, 06/17/2031 - 144A (A)	200,000	200,301
SLM Student Loan Trust
Series 2014-1, Class A3
0.76%, 02/26/2029 (A)	1,000,000	1,003,361

Total Asset-Backed Securities (cost $1,203,906)		1,203,662

PREFERRED CORPORATE DEBT SECURITY - 0.2%
Banks - 0.2%
BAC Capital Trust XIV
4.00%, 08/18/2014 (A) (B)	700,000	567,000

Total Preferred Corporate Debt Security (cost $624,125)		567,000

CORPORATE DEBT SECURITIES - 12.9%
Automobiles - 0.2%
Toyota Motor Credit Corp., Series MTN
0.75%, 03/05/2017 (C)	500,000	497,615
Banks - 3.0%
Banco do Brasil SA
9.00%, 06/18/2024 - 144A (A) (B) (D)	1,250,000	1,209,625
Banco Santander Chile
1.13%, 04/11/2017 - 144A (A) (D)	200,000	199,996
Citigroup, Inc.
0.50%, 06/09/2016 (A)	2,370,000	2,356,657
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	1,000,000	989,279
RBS Capital Trust IV
1.03%, 09/30/2014 (A) (B)	1,000,000	990,000
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024 (D)	750,000	749,885
Zions Bancorporation
5.65%, 11/15/2023 (A)	1,000,000	1,065,826
Capital Markets - 1.1%
Morgan Stanley, Series MTN
3.95%, 04/25/2023 - 06/09/2023 (A)	2,643,000	2,723,584
Chemicals - 0.0% (E)
Monsanto Co.
4.20%, 07/15/2034 (D)	27,000	27,134
Diversified Financial Services - 1.7%
Bank of America Corp.
5.13%, 06/17/2019 (A) (B) (D)	250,000	245,434
Bank of America Corp., Series MTN
1.30%, 03/22/2018 (A)	1,500,000	1,524,181
4.05%, 02/18/2020 (A)	400,000	409,200
Goldman Sachs Capital III
4.00%, 09/02/2014 (A) (B) (D)	2,600,000	2,044,900

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services - 0.5%
Telecom Italia SpA
5.30%, 05/30/2024 - 144A (D)	$ 1,250,000	$ 1,212,500
Insurance - 1.8%
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/2024 (D)	9,000	9,083
Genworth Holdings, Inc.
6.15%, 11/15/2066 (A)	1,850,000	1,683,500
XL Group PLC
6.50%, 04/15/2017 (A) (B) (D)	2,850,000	2,793,000
Metals & Mining - 0.8%
Glencore Funding LLC
1.59%, 01/15/2019 - 144A (A) (D)	800,000	803,810
Goldcorp, Inc.
3.63%, 06/09/2021	400,000	405,113
5.45%, 06/09/2044	53,000	54,977
Kinross Gold Corp.
5.13%, 09/01/2021	119,000	122,583
5.95%, 03/15/2024 - 144A	699,000	712,746
Oil, Gas & Consumable Fuels - 3.8%
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	1,125,000	1,127,813
Energy Transfer Partners, LP
3.26%, 11/01/2066 (A)	1,500,000	1,395,000
Petrobras Global Finance BV
1.85%, 05/20/2016 (A) (D)	1,355,000	1,358,509
2.37%, 01/15/2019 (A)	3,000,000	2,991,000
2.59%, 03/17/2017 (A)	2,750,000	2,780,937

Total Corporate Debt Securities (cost $32,794,103)		32,483,887

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (E)
U.S. Treasury Bill
0.01%, 08/28/2014 (F)	10,000	10,000
0.03%, 08/28/2014 (F)	60,000	59,999

Total Short-Term U.S. Government Obligations (cost $69,999)		69,999

	Shares	Value
PREFERRED STOCKS - 0.4%
Banks - 0.1%
Northern Trust Corp., 5.85% (G)	5,000	123,125
UBS Preferred Funding Trust IV - Series D, 0.85% (A) (D)	10,000	198,500
Consumer Finance - 0.2%
Navient LLC, 3.95% (A) (D)	3,200	78,560
Navient LLC, 4.00% (A)	19,249	472,370
Insurance - 0.1%
Prudential Financial, Inc., 4.35% (A)	4,655	123,032

Total Preferred Stocks (cost $985,207)		995,587

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	3,039,660	3,039,660

Total Securities Lending Collateral (cost $3,039,660)		3,039,660

	Principal	Value
REPURCHASE AGREEMENT - 33.1%

State Street Bank & Trust Co. 0.01% (F), dated 07/31/2014, to be repurchased at $83,350,028 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $85,017,419.

	$ 83,350,005	$ 83,350,005

Total Repurchase Agreement (cost $83,350,005)		83,350,005

Total Investment Securities (cost $321,655,975) (H)		322,387,582
Other Assets and Liabilities - Net - (28.0)%		(70,548,872)

Net Assets - 100.0%		$ 251,838,710

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(12)	09/19/2014	$(6,000)
5-Year U.S. Treasury Note	Short	(46)	09/30/2014	(360)
Long U.S. Treasury Bond	Short	(4)	09/19/2014	(8,000)

				$(14,360)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(1,000,000)	09/11/2014	$(1,359,065)	$19,834
EUR	JPM	(1,000)	09/11/2014	(1,359)	20

					$19,854

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$133,487,237	$—	$133,487,237
U.S. Government Agency Obligations	—	3,237,515	—	3,237,515
Foreign Government Obligations	—	59,485,038	—	59,485,038
Mortgage-Backed Securities	—	4,467,992	—	4,467,992
Asset-Backed Securities	—	1,203,662	—	1,203,662
Preferred Corporate Debt Security	—	567,000	—	567,000
Corporate Debt Securities	—	32,483,887	—	32,483,887
Short-Term U.S. Government Obligations	—	69,999	—	69,999
Preferred Stocks	995,587	—	—	995,587
Securities Lending Collateral	3,039,660	—	—	3,039,660
Repurchase Agreement	—	83,350,005	—	83,350,005

Total Investment Securities	$4,035,247	$318,352,335	$—	$322,387,582

Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$19,854	$—	$19,854

Total Derivative Financial Instruments	$—	$19,854	$—	$19,854

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (J)	$(14,360)	$—	$—	$(14,360)

Total Derivative Financial Instruments	$(14,360)	$—	$—	$(14,360)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $2,975,498. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1%.
(F)	Rate shown reflects the yield at July 31, 2014.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Aggregate cost for federal income tax purposes is $321,655,975. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,522,223 and $790,616, respectively. Net unrealized appreciation for tax purposes is $731,607.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $6,829,972, or 2.71% of the fund’s net assets.
CPI	Consumer Price Index
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
TRY	Turkish New Lira

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 27.7%
U.S. Treasury Bond
3.00%, 05/15/2042	$ 154,000	$ 145,915
3.13%, 02/15/2042	11,219,200	10,903,660
3.50%, 02/15/2039	1,480,000	1,549,838
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	3,509,222	4,047,393
2.50%, 01/15/2029	4,322,035	5,465,684
U.S. Treasury Note
0.25%, 11/30/2014 - 08/15/2015	7,645,600	7,653,712
0.38%, 05/31/2016	10,000,000	9,983,980
0.50%, 07/31/2017	13,170,600	12,959,660
0.63%, 09/30/2017	5,040,000	4,959,672
1.63%, 06/30/2019 (A)	8,146,600	8,096,319
1.63%, 11/15/2022	1,085,000	1,021,002
1.75%, 05/15/2023	5,117,400	4,825,949
2.00%, 05/31/2021 - 02/15/2023	2,591,000	2,533,692
2.50%, 08/15/2023	9,300,900	9,316,163

Total U.S. Government Obligations (cost $83,127,122)		83,462,639

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.5%
Fannie Mae
Zero Coupon, 10/09/2019	1,545,000	1,355,963
4.50%, 08/01/2099	5,293,000	5,698,783
5.00%, 04/01/2039	1,287,277	1,441,244
6.00%, 03/01/2038 - 01/01/2040	2,288,491	2,604,855
Fannie Mae, TBA
3.50%	16,620,000	17,207,562
4.00%	8,529,000	8,967,211
5.00%	14,773,000	16,254,909
Ginnie Mae, TBA
3.50%	2,055,000	2,119,982

Total U.S. Government Agency Obligations (cost $55,590,350)		55,650,509

MORTGAGE-BACKED SECURITIES - 13.0%
Aventura Mall Trust
3.74%, 12/05/2032 - 144A	1,500,000	1,580,422
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	1,234,000	1,202,970
Series 2012-TFT, Class C
3.47%, 06/05/2030 - 144A (B)	1,560,000	1,492,463
BCAP LLC Trust
Series 2009-RR15, Class 1A1
2.48%, 10/26/2035 - 144A (B)	513,717	515,189
Series 2009-RR4, Class 9A1
2.50%, 10/26/2035 - 144A (B)	542,095	547,154
Series 2011-R11, Class 23A1
2.59%, 06/26/2035 - 144A (B)	1,262,695	1,284,954
Series 2012-RR12, Class 4A1
2.79%, 04/26/2036 - 144A (B)	3,158,374	3,149,417
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (B)	435,508	453,285
COMM Mortgage Trust
Series 2013-GAM, Class A1
1.71%, 02/10/2028 - 144A	374,033	365,924
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	900,000	893,254
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	250,000	245,065

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 1A1
2.57%, 09/27/2036 - 144A (B)	$ 1,357,123	$ 1,365,871
CSMC Trust
Series 2009-14R, Class 2A1
5.00%, 06/26/2037 - 144A	894,475	924,062
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 - 144A (B)	2,248,000	2,222,492
Hilton USA Trust
2.66%, 11/05/2030	2,885,000	2,904,087
Jefferies Re-REMIC Trust
Series 2009-R2, Class 4A
2.55%, 05/26/2037 - 144A (B)	2,041,576	2,056,248
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	1,139,295	1,244,838
Series 2012-WLDN, Class A
3.91%, 05/05/2030 - 144A	2,295,000	2,375,665
Series 2014-DSTY, Class B
3.77%, 06/10/2027 - 144A	2,800,000	2,876,128
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (B)	1,028,640	1,132,558
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A
5.50%, 10/26/2035 - 144A	422,961	455,235
Series 2010-GG10, Class A4A
5.80%, 08/15/2045 - 144A (B)	1,654,571	1,812,883
Series 2012-R3, Class 1A
2.05%, 11/26/2036 - 144A (B)	722,747	728,158
Series 2013-R8, Class 9A
0.87%, 09/26/2036 - 144A (B)	852,370	837,608
Series 2014-R3, Class 2A
3.00%, 07/26/2048 - 144A (B)	2,094,711	2,079,650
Series 2014-R4, Class 4A
2.73%, 11/21/2035 - 144A (B)	2,740,000	2,722,605
Motel 6 Trust
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	509,000	510,096
RBSCF Trust
Series 2009-RR2, Class WBB
5.94%, 02/16/2051 - 144A (B)	1,115,000	1,223,405

Total Mortgage-Backed Securities (cost $39,433,445)		39,201,686

ASSET-BACKED SECURITIES - 3.6%
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T5, Class AT5
1.98%, 08/15/2046 - 144A	3,845,000	3,864,994
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	1,000,000	1,007,800
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	1,570,992	1,783,507
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	385,481	408,366

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	$ 610,258	$ 610,562
Series 2014-2A, Class A
2.05%, 06/20/2031 - 144A	1,300,000	1,295,798
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 - 144A	830,000	829,988
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.55%, 10/15/2015 - 144A (B)	1,000,000	1,007,187

Total Asset-Backed Securities (cost $10,840,733)		10,808,202

PREFERRED CORPORATE DEBT SECURITY - 0.7%
Insurance - 0.7%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	2,120,000	2,284,300

Total Preferred Corporate Debt Security (cost $2,295,919)		2,284,300

CORPORATE DEBT SECURITIES - 31.7%
Aerospace & Defense - 0.2%
Exelis, Inc.
5.55%, 10/01/2021	475,000	514,066
Airlines - 1.9%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	582,983	594,643
9.00%, 01/08/2018	1,119,540	1,251,086
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,466,178	2,688,134
7.75%, 06/17/2021	245,295	286,995
UAL Pass-Through Trust
10.40%, 05/01/2018	905,073	1,020,470
Banks - 4.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,300,000	3,159,676
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (B)	2,020,000	2,708,820
Credit Suisse, Series MTN
2.30%, 05/28/2019	2,105,000	2,089,143
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A (A)	925,000	915,083
Nordea Bank AB
4.25%, 09/21/2022 - 144A (A)	2,335,000	2,420,031
Oversea-Chinese Banking Corp., Ltd.
3.15%, 03/11/2023 - 144A (B)	630,000	631,980
UBS AG
7.63%, 08/17/2022 (A)	1,265,000	1,504,019
Building Products - 0.9%
Owens Corning
4.20%, 12/15/2022	2,604,000	2,657,679
Capital Markets - 1.4%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (A)	1,420,000	1,619,269
Morgan Stanley, Series MTN
4.00%, 07/24/2015	2,470,000	2,550,443
Chemicals - 0.2%
Monsanto Co.
4.40%, 07/15/2044	590,000	588,793
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	1,140,000	1,142,154

	Principal	Value
Diversified Financial Services - 3.5%
Associates Corp. of North America
6.95%, 11/01/2018	$ 1,785,000	$ 2,115,419
Bank of America Corp.
5.42%, 03/15/2017	2,000,000	2,185,210
Citigroup, Inc.
1.30%, 11/15/2016 (A)	1,685,000	1,686,569
General Electric Capital Corp.
7.13%, 06/15/2022 (B)	2,000,000	2,340,000
Murray Street Investment Trust I
4.65%, 03/09/2017 (C)	1,965,000	2,114,792
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	185,000	220,006
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.
5.15%, 09/15/2023	1,400,000	1,549,346
Electric Utilities - 0.4%
DTE Electric Co.
4.30%, 07/01/2044	1,347,000	1,364,701
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.
4.30%, 04/22/2044 (A)	1,465,000	1,469,284
Health Care Providers & Services - 0.2%
Owens & Minor, Inc.
6.35%, 04/15/2016	500,000	536,307
Insurance - 4.5%
American International Group, Inc.
8.25%, 08/15/2018	4,560,000	5,610,524
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	795,000	918,300
Nippon Life Insurance Co.
5.00%, 10/18/2042 - 144A (B)	1,780,000	1,913,500
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,265,000	1,952,072
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A) (B)	1,381,000	1,422,430
Swiss Re Solutions Holding Corp.
7.75%, 06/15/2030	1,235,000	1,669,159
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017 (A)	1,125,000	1,124,063
Oil, Gas & Consumable Fuels - 2.1%
CNOOC Nexen Finance ULC
1.63%, 04/30/2017	750,000	750,611
Continental Resources, Inc.
3.80%, 06/01/2024 - 144A (A)	1,055,000	1,060,365
Energy Transfer Partners, LP
7.60%, 02/01/2024 (A)	1,275,000	1,590,222
EnLink Midstream Partners, LP
2.70%, 04/01/2019	1,965,000	1,980,455
Petrobras International Finance Co.
5.38%, 01/27/2021 (A)	890,000	916,753
Pharmaceuticals - 0.7%
AbbVie, Inc.
4.40%, 11/06/2042	1,630,000	1,593,260
Perrigo Co. PLC
2.30%, 11/08/2018 - 144A	500,000	497,152
Real Estate Investment Trusts - 4.1%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A (A)	1,425,000	1,425,928
CBL & Associates, LP
5.25%, 12/01/2023 (A)	1,000,000	1,066,391

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
4.80%, 07/15/2022 (A)	$ 1,400,000	$ 1,496,913
EPR Properties
5.75%, 08/15/2022	1,465,000	1,590,520
Highwoods Realty, LP
5.85%, 03/15/2017	845,000	934,766
Hospitality Properties Trust
5.00%, 08/15/2022	2,310,000	2,437,944
Kilroy Realty, LP
4.25%, 08/15/2029	1,395,000	1,498,477
National Retail Properties, Inc.
3.90%, 06/15/2024	1,935,000	1,931,536
Road & Rail - 1.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	2,940,000	3,381,526
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp
4.10%, 11/15/2023 (A)	1,000,000	1,042,624
Intel Corp.
1.35%, 12/15/2017 (A)	2,530,000	2,526,334
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.40%, 05/03/2023 (A)	1,700,000	1,604,912
Tobacco - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019 (A)	1,825,000	2,274,417
Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	1,685,000	1,845,075
Wireless Telecommunication Services - 1.2%
Crown Castle Towers LLC
4.88%, 08/15/2040 - 144A	3,200,000	3,539,974

Total Corporate Debt Securities (cost $95,343,722)		95,520,321

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 18.0%
U.S. Treasury Bill
0.01%, 08/07/2014 - 09/11/2014 (D)	51,282,300	51,281,833
0.02%, 11/06/2014 (D)	2,947,800	2,947,605

Total Short-Term U.S. Government Obligations (cost $54,229,438)		54,229,438

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
CoBank ACB - Series F 144A, 6.25% (B)	6,000	620,625

Total Preferred Stock (cost $612,000)		620,625

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	19,664,868	19,664,868

Total Securities Lending Collateral (cost $19,664,868)		19,664,868

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.01% (D), dated 07/31/2014, to be repurchased at $13,306,272 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $13,572,853.	$ 13,306,269	13,306,269

Total Repurchase Agreement (cost $13,306,269)		13,306,269

Total Investment Securities (cost $374,443,866) (E)		374,748,857
Other Assets and Liabilities - Net - (24.3)%		(73,319,993)

Net Assets - 100.0%		$ 301,428,864

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$83,462,639	$—	$83,462,639
U.S. Government Agency Obligations	—	55,650,509	—	55,650,509
Mortgage-Backed Securities	—	39,201,686	—	39,201,686
Asset-Backed Securities	—	10,808,202	—	10,808,202
Preferred Corporate Debt Security	—	2,284,300	—	2,284,300
Corporate Debt Securities	—	95,520,321	—	95,520,321
Short-Term U.S. Government Obligations	—	54,229,438	—	54,229,438
Preferred Stock	620,625	—	—	620,625
Securities Lending Collateral	19,664,868	—	—	19,664,868
Repurchase Agreement	—	13,306,269	—	13,306,269

Total Investment Securities	$20,285,493	$354,463,364	$—	$374,748,857

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $19,260,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Rate shown reflects the yield at July 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $374,443,866. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $970,254 and $665,263, respectively. Net unrealized appreciation for tax purposes is $304,991.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $76,065,941, or 25.24% of the fund’s net assets.
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT

State Street Bank & Trust Co.
0.01% (A), dated 07/31/2014, to be repurchased at $186,168,607 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.11% - 2.12%, due 11/07/2022, and with a total value of $189,892,197.

	$ 186,168,556	$ 186,168,556

Total Repurchase Agreement (cost $186,168,556)		186,168,556

Total Investment Securities (cost $186,168,556) (B)		186,168,556
Other Assets and Liabilities - Net		(186,168,556)

Net Assets		$ 0

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Repurchase Agreement	$—	$186,168,556	$—	$186,168,556

Total Investment Securities	$—	$186,168,556	$—	$186,168,556

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales (D)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (E)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (E)
Common Stocks	$177	$—	$0	$—	$—	$(177)	$—	$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $186,168,556.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(D)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(E)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.9%
Germany - 0.9%
Volkswagen AG, 4.06% (A)	45,800	$ 10,636,528

Total Convertible Preferred Stock (cost $12,163,296)		10,636,528

PREFERRED STOCK - 0.8%
Brazil - 0.8%
Itau Unibanco Holding SA, 2.37% (A)	579,460	8,964,869

Total Preferred Stock (cost $7,455,840)		8,964,869

COMMON STOCKS - 85.8%
Australia - 2.9%
APA Group	1,432,500	9,888,231
Asciano, Ltd.	2,232,700	12,393,696
Challenger, Ltd.	1,501,500	11,119,308
Belgium - 0.6%
Ageas	192,864	6,922,083
Canada - 0.9%
Fairfax Financial Holdings, Ltd.	23,031	10,843,274
Denmark - 1.0%
Carlsberg A/S - Class B	120,276	11,507,821
France - 8.8%
Arkema SA	129,694	12,024,988
Bollore SA	6,100	3,764,690
Cie Generale des Etablissements Michelin - Class B	85,291	9,356,380
GDF Suez	389,500	10,043,063
Rexel SA	592,400	11,478,806
Sanofi	159,400	16,735,538
Total SA	152,400	9,828,988
Veolia Environnement SA	425,800	7,541,718
Vinci SA	133,600	9,220,124
Vivendi SA (B)	459,583	11,534,731
Germany - 5.5%
adidas AG	56,700	4,489,760
Allianz SE - Class A	75,300	12,536,400
Bayer AG	49,565	6,537,945
Merck KGaA	145,600	12,875,406
Metro AG (B)	275,900	9,942,057
Siemens AG - Class A	99,700	12,312,563
Talanx AG	151,861	5,407,091
Hong Kong - 6.3%
Cheung Kong Holdings, Ltd.	977,300	18,943,590
First Pacific Co., Ltd.	7,304,112	8,741,327
Guangdong Investment, Ltd. (C)	8,926,600	9,999,276
HSBC Holdings PLC	1,213,600	13,000,999
MGM China Holdings, Ltd.	2,509,897	9,177,807
SJM Holdings, Ltd.	4,640,000	12,396,518
Ireland - 1.5%
Ryanair Holdings PLC - ADR (B)	172,900	9,161,971
Smurfit Kappa Group PLC - Class B	398,400	8,645,757
Israel - 0.8%
Israel Corp., Ltd. (B)	16,172	9,518,112
Italy - 2.3%
Eni SpA - Class B	647,200	16,468,592
Pirelli & C. SpA	250,400	3,734,272
Prysmian SpA	308,194	6,553,516

	Shares	Value
Japan - 18.7%
Aisin Seiki Co., Ltd.	298,900	$ 11,608,644
Daiichi Sankyo Co., Ltd.	397,500	7,228,010
Denki Kagaku Kogyo KK	1,910,000	7,135,333
FUJIFILM Holdings Corp.	465,100	13,276,662
Hitachi, Ltd.	2,734,300	21,193,012
Japan Airlines Co., Ltd.	232,200	12,826,135
Kintetsu World Express, Inc.	114,100	4,863,751
Kirin Holdings Co., Ltd.	608,500	8,529,492
Komatsu, Ltd.	384,200	8,520,522
Kuraray Co., Ltd.	837,300	10,967,379
Mitsubishi Corp.	604,900	12,746,367
MS&AD Insurance Group Holdings, Inc.	565,500	12,872,110
Nippon Telegraph & Telephone Corp.	268,300	17,816,261
Nitori Holdings Co., Ltd.	179,600	10,088,275
ORIX Corp.	820,700	13,263,557
Resona Holdings, Inc.	2,407,900	13,418,207
Sony Corp. (C)	504,300	9,191,238
Sumitomo Mitsui Financial Group, Inc.	322,600	13,150,618
USS Co., Ltd.	426,000	7,442,018
Korea, Republic of - 2.7%
Kangwon Land, Inc.	261,670	8,676,233
Samsung Electronics Co., Ltd.	9,300	12,036,188
SK Telecom Co., Ltd.	41,450	10,640,285
Malaysia - 0.5%
UMW Holdings Bhd	1,402,600	5,125,904
Netherlands - 4.9%
Akzo Nobel NV	141,000	10,155,326
Delta Lloyd NV	321,179	7,418,833
Heineken Holding NV - Class A	135,600	8,633,366
Koninklijke Ahold NV	399,261	6,961,643
Koninklijke Boskalis Westminster NV	167,100	8,924,596
Koninklijke Philips NV	406,456	12,527,204
Wolters Kluwer NV	77,060	2,135,047
Singapore - 1.5%
Noble Group, Ltd.	11,577,000	13,105,545
SIA Engineering Co., Ltd.	1,106,400	4,110,982
Spain - 0.7%
Amadeus IT Holding SA - Class A	217,300	8,550,896
Sweden - 3.9%
Investor AB - Class B	392,100	14,095,585
Saab AB - Class B	72,227	1,974,154
Svenska Cellulosa AB SCA - Class B	611,680	15,063,251
Telefonaktiebolaget LM Ericsson - Class B	1,112,000	13,846,487
Switzerland - 4.6%
Galenica AG	4,905	4,416,520
GAM Holding AG (B)	660,500	11,956,270
Nestle SA	174,162	12,894,955
Novartis AG	176,200	15,329,152
UBS AG - Class A (B)	488,100	8,386,304
Thailand - 0.2%
Bangkok Bank PCL	366,400	2,216,381
United Kingdom - 14.6%
Admiral Group PLC	298,800	7,331,568
Barclays PLC	2,728,900	10,344,409
BHP Billiton PLC - ADR (C)	222,169	15,143,039
BP PLC - ADR	333,700	16,341,289
British Sky Broadcasting Group PLC	757,700	11,215,394
Friends Life Group, Ltd.	1,831,300	10,241,107
IG Group Holdings PLC	828,513	8,511,359
Imperial Tobacco Group PLC	174,500	7,554,790
Inchcape PLC	845,300	9,130,468
Johnson Matthey PLC	100,845	5,024,788
Kingfisher PLC	1,499,500	7,573,787

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
National Grid PLC - Class B	858,500	$ 12,227,813
Rexam PLC	1,174,836	9,903,730
Royal Bank of Scotland Group PLC (B)	1,612,700	9,612,415
UBM PLC	609,400	6,351,294
Unilever PLC	377,600	16,314,772
Vodafone Group PLC	1,727,120	5,751,467
United States - 2.9%
Flextronics International, Ltd. (B)	994,805	10,336,024
Mallinckrodt PLC (B)	155,200	10,805,024
Noble Corp. PLC (C)	406,257	12,744,282

Total Common Stocks (cost $911,159,480)		992,423,915

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	23,555,173	23,555,173

Total Securities Lending Collateral (cost $23,555,173)		23,555,173

	Principal	Value
REPURCHASE AGREEMENT - 9.6%
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $ 110,752,943 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.11%, due 11/07/2022, and with a value of $112,968,784.	$110,752,913	110,752,913

Total Repurchase Agreement (cost $110,752,913)		110,752,913

Total Investment Securities (cost $1,065,086,702) (D)		1,146,333,398
Other Assets and Liabilities - Net - 0.9%		10,865,093

Net Assets - 100.0%		$ 1,157,198,491

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	SSB	1,019,645	08/06/2014	$935,434	$(421)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Pharmaceuticals	6.4%	$73,927,595
Insurance	6.4	73,572,466
Banks	6.2	70,707,898
Chemicals	4.8	54,825,926
Electronic Equipment & Instruments	3.9	44,805,698
Oil, Gas & Consumable Fuels	3.7	42,638,869
Diversified Financial Services	3.7	42,467,579
Trading Companies & Distributors	3.3	37,330,718
Media	2.7	31,236,466
Hotels, Restaurants & Leisure	2.6	30,250,558
Multi-Utilities	2.6	29,812,594
Food Products	2.5	29,209,727
Beverages	2.5	28,670,679
Specialty Retail	2.2	25,104,080
Industrial Conglomerates	2.2	24,839,767
Auto Components	2.2	24,699,296
Airlines	1.9	21,988,106
Capital Markets	1.8	20,342,574
Real Estate Management & Development	1.6	18,943,590
Containers & Packaging	1.6	18,549,487
Construction & Engineering	1.6	18,144,720
Diversified Telecommunication Services	1.6	17,816,261
Food & Staples Retailing	1.5	16,903,700
Wireless Telecommunication Services	1.4	16,391,752
Automobiles	1.4	15,762,432
Metals & Mining	1.3	15,143,039
Household Products	1.3	15,063,251
Communications Equipment	1.2	13,846,487
Consumer Finance	1.2	13,263,557
Energy Equipment & Services	1.1	12,744,282
Road & Rail	1.1	12,393,696
Semiconductors & Semiconductor Equipment	1.0	12,036,188
Water Utilities	0.9	9,999,276
Gas Utilities	0.9	9,888,231
Household Durables	0.8	9,191,238
Distributors	0.8	9,130,468
Air Freight & Logistics	0.7	8,628,441
IT Services	0.7	8,550,896
Machinery	0.7	8,520,522
Tobacco	0.7	7,554,790
Electrical Equipment	0.6	6,553,516
Textiles, Apparel & Luxury Goods	0.4	4,489,760
Transportation Infrastructure	0.4	4,110,982
Aerospace & Defense	0.2	1,974,154

Investment Securities, at Value	88.3	1,012,025,312
Short-Term Investments	11.7	134,308,086

Total Investments	100.0%	$1,146,333,398

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$10,636,528	$—	$10,636,528
Preferred Stock	8,964,869	—	—	8,964,869
Common Stocks	85,374,903	907,049,012	—	992,423,915
Securities Lending Collateral	23,555,173	—	—	23,555,173
Repurchase Agreement	—	110,752,913	—	110,752,913

Total Investment Securities	$117,894,945	$1,028,438,453	$—	$1,146,333,398

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(421)	$—	$(421)

Total Derivative Financial Instruments	$—	$(421)	$—	$(421)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $22,869,823. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $1,065,086,702. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $102,208,301 and $20,961,605, respectively. Net unrealized appreciation for tax purposes is $81,246,696.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

ADR	American Depositary Receipt
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 74.5%
Australia - 0.3%
Orica, Ltd.	112,635	$ 2,274,897
Brazil - 1.3%
BM&FBovespa SA	494,844	2,641,349
Itau Unibanco Holding SA - ADR	401,666	6,185,657
Canada - 0.9%
Loblaw Cos., Ltd.	116,743	5,742,126
Denmark - 0.4%
Carlsberg A/S - Class B	25,444	2,434,442
France - 9.6%
Air Liquide SA - Class A	89,545	11,394,969
Danone SA	154,217	11,139,212
Dassault Systemes	48,072	3,225,904
GDF Suez	189,024	4,873,889
Legrand SA	38,353	2,126,894
LVMH Moet Hennessy Louis Vuitton SA	59,391	10,216,563
Pernod Ricard SA	90,962	10,186,943
Schneider Electric SE	142,630	12,088,820
Germany - 9.5%
Bayer AG	170,128	22,440,987
Beiersdorf AG	86,418	7,789,219
Linde AG	50,719	10,344,579
Merck KGaA	106,993	9,461,390
MTU Aero Engines AG (A)	21,340	1,835,887
ProSiebenSat.1 Media AG	72,560	3,042,328
SAP SE	119,451	9,387,877
Hong Kong - 2.6%
AIA Group, Ltd.	1,645,800	8,827,739
Global Brands Group Holding, Ltd. (B)	5,586,000	1,455,954
Li & Fung, Ltd.	5,348,000	7,110,485
Italy - 0.6%
Saipem SpA (A) (B)	160,422	3,736,549
Japan - 9.4%
Denso Corp.	216,800	10,000,024
FANUC Corp.	32,300	5,582,418
Honda Motor Co., Ltd.	322,900	11,240,491
Hoya Corp.	298,100	9,652,043
INPEX Corp.	438,500	6,498,855
Japan Tobacco, Inc.	162,900	5,728,789
Kyocera Corp.	101,400	4,911,519
Shin-Etsu Chemical Co., Ltd.	94,400	5,987,618
Terumo Corp.	182,800	4,144,997
Netherlands - 5.0%
Akzo Nobel NV	118,485	8,533,715
Heineken NV	85,738	6,022,695
ING Groep NV - CVA (B)	827,646	10,749,121
Randstad Holding NV	168,988	8,376,868
Russian Federation - 0.3%
Sberbank of Russia - ADR	255,647	2,120,793
Singapore - 1.6%
DBS Group Holdings, Ltd.	584,000	8,508,486
Singapore Telecommunications, Ltd.	772,150	2,511,419
Spain - 0.9%
Amadeus IT Holding SA - Class A (A)	149,244	5,872,848
Sweden - 0.8%
Hennes & Mauritz AB - Class B	140,354	5,737,873
Switzerland - 7.1%
Julius Baer Group, Ltd. (B)	81,775	3,469,068
Keuhne & Nagel International AG	25,216	3,362,750
Nestle SA	253,667	18,781,506
Roche Holding AG	26,280	7,626,602
Sonova Holding AG	31,986	4,962,763
UBS AG - Class A (B)	581,758	9,995,491

	Shares	Value
Taiwan - 2.2%
Hon Hai Precision Industry Co., Ltd.	1,206,183	$ 4,133,212
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	549,709	10,994,180
Thailand - 0.2%
Kasikornbank PCL	210,900	1,381,930
United Kingdom - 16.1%
Barclays PLC	1,397,201	5,296,353
BG Group PLC	423,726	8,355,554
Compass Group PLC	891,403	14,525,015
Diageo PLC	236,808	7,111,895
Hays PLC	904,903	1,855,250
HSBC Holdings PLC	1,373,754	14,727,898
Prudential PLC	145,833	3,351,804
Reckitt Benckiser Group PLC - Class A	116,306	10,267,193
Rio Tinto PLC	138,735	7,929,262
Rolls-Royce Holdings PLC (B)	148,386	2,590,278
Samsung Electronics Co., Ltd. - GDR, Reg S	6,288	4,030,893
Smiths Group PLC	287,967	6,179,298
Standard Chartered PLC	491,455	10,191,676
WPP PLC - Class A	639,416	12,728,565
United States - 5.7%
Canadian National Railway Co.	202,156	13,512,107
Check Point Software Technologies, Ltd. - Class A (A) (B)	43,909	2,980,104
Delphi Automotive PLC - Class A	67,835	4,531,378
NCR Corp. (A) (B)	87,567	2,710,198
Valeant Pharmaceuticals International, Inc. (B)	56,620	6,646,622
Yum! Brands, Inc. (A)	116,483	8,083,920

Total Common Stocks (cost $472,639,077)		504,457,996

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	21,784,958	21,784,958

Total Securities Lending Collateral (cost $21,784,958)		21,784,958

	Principal	Value
REPURCHASE AGREEMENT - 12.3%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $83,361,561 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.17%, due 11/07/2022, and with a total value of $85,030,246.	$ 83,361,537	83,361,537

Total Repurchase Agreement (cost $83,361,537)		83,361,537

Total Investment Securities (cost $577,785,572) (D)		609,604,491
Other Assets and Liabilities - Net - 10.0%		67,886,782

Net Assets - 100.0%		$ 677,491,273

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Banks	7.9%	$48,412,793
Pharmaceuticals	7.6	46,175,601
Food Products	7.3	44,445,733
Chemicals	6.3	38,535,778
Beverages	4.2	25,755,975
Textiles, Apparel & Luxury Goods	3.1	18,783,002
Electronic Equipment & Instruments	3.1	18,696,774
Media	2.6	15,770,893
Software	2.6	15,593,885
Semiconductors & Semiconductor Equipment	2.5	15,025,073
Oil, Gas & Consumable Fuels	2.4	14,854,409
Auto Components	2.4	14,531,402
Electrical Equipment	2.3	14,215,714
Road & Rail	2.2	13,512,107
Capital Markets	2.2	13,464,559
Diversified Financial Services	2.2	13,390,470
Insurance	2.0	12,179,543
Automobiles	1.8	11,240,491
Household Products	1.7	10,267,193
Professional Services	1.7	10,232,118
Health Care Equipment & Supplies	1.5	9,107,760
Hotels, Restaurants & Leisure	1.3	8,083,920
Metals & Mining	1.3	7,929,262
Personal Products	1.3	7,789,219
Industrial Conglomerates	1.0	6,179,298
IT Services	1.0	5,872,848
Food & Staples Retailing	0.9	5,742,126
Specialty Retail	0.9	5,737,873
Tobacco	0.9	5,728,789
Machinery	0.9	5,582,418
Multi-Utilities	0.8	4,873,889
Aerospace & Defense	0.7	4,426,165
Energy Equipment & Services	0.6	3,736,549
Marine	0.6	3,362,750
Technology Hardware, Storage & Peripherals	0.5	2,710,198
Diversified Telecommunication Services	0.4	2,511,419

Investment Securities, at Value	82.7	504,457,996
Short-Term Investments	17.3	105,146,495

Total Investments	100.0%	$609,604,491

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$66,148,434	$438,309,562	$—	$504,457,996
Securities Lending Collateral	21,784,958	—	—	21,784,958
Repurchase Agreement	—	83,361,537	—	83,361,537

Total Investment Securities	$87,933,392	$521,671,099	$—	$609,604,491

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $21,047,987. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $577,785,572. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $43,168,947 and $11,350,028, respectively. Net unrealized appreciation for tax purposes is $31,818,919.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.8%
Germany - 0.8%
Sartorius AG, 1.02% (A)	50,000	$ 5,973,872

Total Preferred Stock (cost $5,675,177)		5,973,872

COMMON STOCKS - 94.2%
Australia - 4.4%
Amcor, Ltd.	424,241	4,060,531
Ansell, Ltd.	238,745	4,191,329
Asaleo Care, Ltd. (B) (C)	1,885,690	3,136,745
Computershare, Ltd.	540,070	6,517,467
Iluka Resources, Ltd. (C)	663,062	5,371,935
Mineral Deposits, Ltd. (B)	492,515	869,619
Mirvac Group - REIT	3,108,064	5,199,225
Recall Holdings, Ltd. (B)	324,969	1,547,510
Austria - 1.5%
Andritz AG	125,000	6,765,845
Kapsch TrafficCom AG (C) (D)	105,000	4,123,727
Belgium - 0.4%
Kinepolis Group NV	68,720	2,667,348
Brazil - 0.4%
BR Properties SA	477,252	2,951,337
China - 0.8%
E-House China Holdings, Ltd. - ADR (C)	196,600	2,156,702
Luye Pharma Group, Ltd. (B)	535,500	469,164
Tianhe Chemicals Group, Ltd. - 144A (B) (C)	8,730,000	2,748,524
Denmark - 4.1%
Auriga Industries A/S - Class B (B)	133,769	7,187,202
GN Store Nord	190,000	4,856,611
Jyske Bank A/S (B)	70,000	3,972,429
Matas A/S	210,000	5,327,487
OW Bunker A/S (B)	210,000	5,985,230
SimCorp A/S	43,000	1,392,989
Finland - 0.2%
Vaisala OYJ - Class A	45,000	1,318,426
France - 6.0%
Euler Hermes Group	15,000	1,750,519
Eurofins Scientific SE (C)	22,500	6,708,553
Groupe Eurotunnel SA	610,000	8,072,611
Inside Secure SA (B)	115,699	652,301
Korian-Medica (C)	110,877	4,016,110
Lectra (D)	610,000	6,550,901
Montupet	62,000	3,860,482
Naturex (C)	40,833	3,453,427
Rubis SCA	120,000	7,205,027
Germany - 6.7%
CTS Eventim AG & Co. KGaA	115,000	3,364,784
Freenet AG	205,000	5,409,235
MTU Aero Engines AG	90,000	7,742,729
RIB Software AG	264,000	3,870,926
SAF-Holland SA	8,304	114,481
SHW AG	30,000	1,455,141
Stabilus SA (B)	51,000	1,700,460
Suss Microtec AG (B) (C)	135,416	1,505,104
Tipp24 SE	135,000	6,527,703
Tom Tailor Holding AG (B) (D)	420,000	8,154,816
XING AG (D)	67,000	7,239,134

	Shares	Value
Hong Kong - 3.7%
Baoxin Auto Group, Ltd. (C)	2,395,500	$ 1,929,045
Convenience Retail Asia, Ltd.	648,000	459,868
Dah Chong Hong Holdings, Ltd. (C)	5,147,000	3,155,073
Dah Sing Banking Group, Ltd.	1,569,644	2,806,524
Haitian International Holdings, Ltd. - Series B	349,000	817,781
Johnson Electric Holdings, Ltd.	669,500	2,591,596
Samsonite International SA	747,900	2,317,687
Shenzhou International Group Holdings, Ltd. (C)	224,000	705,198
Sitoy Group Holdings, Ltd.	1,760,000	1,225,843
Techtronic Industries Co.	2,013,500	6,035,027
Yue Yuen Industrial Holdings, Ltd.	1,145,500	3,820,727
Indonesia - 0.8%
Ciputra Property Tbk PT	20,208,000	1,308,238
Holcim Indonesia Tbk PT	7,076,900	1,831,150
Matahari Department Store Tbk PT	919,900	1,144,483
Surya Citra Media Tbk PT	4,430,500	1,444,464
Ireland - 5.4%
Dalata Hotel Group PLC (B)	931,950	3,818,659
FBD Holdings PLC	240,000	4,595,620
Glanbia PLC	525,000	8,076,968
IFG Group PLC	700,000	1,574,723
Irish Continental Group PLC	400,000	1,419,393
Irish Residential Properties REIT PLC (B)	1,150,000	1,572,246
Origin Enterprises PLC	300,000	3,354,321
Paddy Power PLC	80,000	5,648,783
Smurfit Kappa Group PLC - Class B	375,000	8,137,948
Italy - 4.6%
Amplifon SpA (C)	692,425	4,144,548
Banca Popolare dell’Emilia Romagna SC (B) (C)	503,125	4,253,675
Cerved Information Solutions SpA (B)	585,000	3,680,152
Credito Emiliano SpA	275,000	2,307,749
FinecoBank SpA (B)	363,391	1,907,467
Maire Tecnimont SpA (B) (C)	2,800,000	7,362,441
Prysmian SpA	105,000	2,232,747
Sorin SpA (B)	2,400,000	6,590,177
Japan - 18.6%
Ai Holdings Corp.	196,500	3,634,924
AICA Kogyo Co., Ltd.	184,300	3,973,012
Arcs Co., Ltd. (C)	154,100	3,255,343
Asahi Diamond Industrial Co., Ltd.	162,500	2,378,110
Daibiru Corp.	388,900	4,291,432
Digital Garage, Inc.	25,300	403,420
Eagle Industry Co., Ltd.	333,200	6,087,929
Glory, Ltd.	68,800	2,293,886
Hitachi High-Technologies Corp.	130,800	3,508,684
Hitachi Transport System, Ltd.	131,300	1,986,736
Icom, Inc.	13,100	322,093
JSP Corp. (C)	301,400	5,207,581
Kakaku.com, Inc.	56,800	961,284
Kissei Pharmaceutical Co., Ltd.	182,200	4,334,946
Koito Manufacturing Co., Ltd.	176,500	4,836,229
Kumiai Chemical Industry Co., Ltd.	196,000	1,271,322
Kureha Corp. (C)	804,000	4,288,139
Kuroda Electric Co., Ltd. (C)	269,500	4,460,758
Lintec Corp.	111,900	2,283,097
Mitsui Sugar Co., Ltd.	703,000	2,691,954
Modec, Inc. (C)	110,700	2,768,068
Musashi Seimitsu Industry Co., Ltd.	97,500	2,382,124
Nabtesco Corp.	161,200	3,642,011
NEC Networks & System Integration Corp.	230,400	5,643,447
Nichi-iko Pharmaceutical Co., Ltd.	68,300	997,382

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Japan (continued)
Nihon Parkerizing Co., Ltd.	184,600	$ 4,074,846
Nippon Densetsu Kogyo Co., Ltd.	253,800	4,048,569
Nippon Soda Co., Ltd.	450,000	2,455,462
Nippon Thompson Co., Ltd.	71,000	339,585
Nitta Corp. (D)	326,500	7,900,173
Obara Group, Inc.	69,200	3,065,948
OBIC Business Consultants, Ltd.	69,700	2,144,293
Plenus Co., Ltd.	168,300	3,924,481
Sumitomo Real Estate Sales Co., Ltd.	88,700	2,571,903
Takasago International Corp.	543,000	2,588,381
Tokai Tokyo Financial Holdings, Inc.	620,800	4,322,574
TPR Co., Ltd.	14,800	346,524
Trusco Nakayama Corp. (D)	249,500	6,276,769
Tsuruha Holdings, Inc. - Class B	61,600	3,536,120
Tsutsumi Jewelry Co., Ltd. (D)	74,300	1,897,754
Unipres Corp.	112,100	2,421,941
Yushin Precision Equipment Co., Ltd. (C)	61,300	1,531,338
Korea, Republic of - 1.9%
Halla Visteon Climate Control Corp. (C)	102,780	5,068,317
Hankook Tire Co., Ltd.	93,131	5,097,612
Sung Kwang Bend Co., Ltd.	164,026	3,160,081
Malaysia - 0.5%
Bursa Malaysia Bhd	1,462,500	3,807,259
Netherlands -1.3%
Delta Lloyd NV	363,908	8,405,820
Sligro Food Group NV	17,700	707,480
New Zealand - 0.5%
Fletcher Building, Ltd.	511,047	3,933,523
Norway - 1.9%
Borregaard ASA	669,781	4,503,733
Storebrand ASA - Class A (B)	1,550,000	8,611,962
Singapore - 2.4%
First Resources, Ltd.	1,483,000	2,675,716
Goodpack, Ltd. (C)	521,000	1,027,383
Mapletree Commercial Trust - REIT (C)	1,465,257	1,641,505
Mapletree Industrial Trust - REIT	1,171,800	1,317,027
SATS, Ltd.	365,000	877,717
Silverlake Axis, Ltd.	2,943,000	2,690,319
UOL Group, Ltd.	674,000	3,570,851
Vard Holdings, Ltd. (B) (C)	3,628,000	3,142,241
Spain - 0.4%
Applus Services SA (B)	185,000	2,977,646
Sweden - 2.9%
Bufab Holding AB (B)	315,000	2,739,845
Intrum Justitia AB	290,000	8,874,067
Loomis AB - Class B	200,000	5,943,187
Opus Group AB (C)	1,250,000	2,461,730
Seamless Distribution AB (B) (C)	120,000	438,167
Switzerland - 3.2%
Ascom Holding AG	90,000	1,317,122
Comet Holding AG (B)	2,500	1,607,978
EFG International AG (B)	505,000	6,029,436
Helvetia Holding AG	17,000	8,283,547
Interroll Holding AG (B)	4,267	2,667,022
Orior AG (B)	30,000	1,880,055
Schweizerische National-Versicherungs-Gesellschaft AG	8,000	712,627
Taiwan - 2.3%
Chroma ATE, Inc.	664,000	1,759,796
CTCI Corp.	1,724,000	2,852,861

	Shares	Value
Taiwan (continued)
Giant Manufacturing Co., Ltd.	306,000	$ 2,509,917
Merida Industry Co., Ltd.	630,400	4,922,654
Toung Loong Textile Manufacturing	563,000	1,675,981
Yungtay Engineering Co., Ltd.	993,000	2,530,952
Thailand - 1.6%
Bumrungrad Hospital PCL	1,360,400	5,105,207
Hemaraj Land and Development PCL	32,463,400	3,720,502
LPN Development PCL	3,821,900	2,618,555
United Kingdom - 17.7%
A.G.BARR PLC	205,000	2,294,652
Anglo Pacific Group PLC	400,000	1,271,290
Ashtead Group PLC	275,000	4,125,177
Berendsen PLC	150,000	2,645,553
Berkeley Group Holdings PLC	35,000	1,440,849
Bodycote PLC	180,000	2,103,747
Computacenter PLC	300,000	3,072,716
CSR PLC	300,000	2,668,302
Daily Mail & General Trust PLC - Class A (C)	125,000	1,762,283
DCC PLC	70,000	3,993,800
Dechra Pharmaceuticals PLC	250,000	2,929,200
Dignity PLC	85,000	1,981,810
Diploma PLC	175,000	1,890,895
Domino Printing Sciences PLC	220,000	2,286,126
Elementis PLC	600,000	2,725,809
EnQuest PLC (B) (C)	1,100,000	2,512,696
Fenner PLC	400,000	2,299,441
Grafton Group PLC	325,000	3,149,660
Grainger PLC	819,166	2,966,922
Halma PLC	225,000	2,132,887
HomeServe PLC	400,000	2,020,900
IG Group Holdings PLC	250,000	2,568,263
Inchcape PLC	175,000	1,890,254
Investec PLC	385,000	3,330,032
John Wood Group PLC	225,000	2,836,091
Just Retirement Group PLC (B)	667,207	1,560,127
Kentz Corp., Ltd.	200,000	3,133,484
Kier Group PLC	92,520	2,730,402
Lamprell PLC - Class A (B)	918,750	2,353,832
London Stock Exchange Group PLC	90,000	2,935,703
Micro Focus International PLC	165,000	2,361,193
Millennium & Copthorne Hotels PLC	117,038	1,155,303
N Brown Group PLC	275,000	1,998,238
Pace PLC	257,899	1,386,738
Perform Group PLC (B)	530,000	1,901,447
Pets at Home Group PLC (B)	700,000	2,107,167
Photo-Me International PLC	1,100,000	2,678,909
Premier Oil PLC	525,000	2,845,238
QinetiQ Group PLC - Class A	650,000	2,265,245
Redrow PLC	600,000	2,476,735
Ricardo PLC	192,475	2,087,839
SDL PLC (B)	375,000	2,013,297
Senior PLC	500,000	2,212,258
SIG PLC	650,000	1,830,926
Soco International PLC (B)	440,000	3,185,363
SSP Group PLC (B)	685,298	2,658,180
ST Modwen Properties PLC	300,000	1,877,558
SuperGroup PLC (B)	150,000	2,575,923
Taylor Wimpey PLC	1,400,000	2,616,836
Telecom Plus PLC	83,571	1,961,191
Victrex PLC	100,000	2,697,124
WS Atkins PLC	120,000	2,690,620

Total Common Stocks (cost $559,848,519)		664,856,350

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 0.4%
United Kingdom - 0.4%
Kennedy Wilson Europe Real Estate PLC (B)	180,000	$ 3,227,353

Total Investment Company (cost $3,139,552)		3,227,353

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	40,711,438	40,711,438

Total Securities Lending Collateral (cost $40,711,438)		40,711,438

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $34,295,697 on 08/01/2014. Collateralized by a U.S. Government Obligation, 2.17%, due 11/07/2022, and with a value of $34,982,442.	$ 34,295,687	34,295,687

Total Repurchase Agreement (cost $34,295,687)		34,295,687

Total Investment Securities (cost $643,670,373) (E)		749,064,700
Other Assets and Liabilities - Net - (6.1)%		(43,360,324)

Net Assets - 100.0%		$ 705,704,376

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CHF	SSC	87,061	08/04/2014	$96,004	$(199)
CHF	SSC	161,835	08/06/2014	178,066	26

					$(173)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	5.6%	$42,031,220
Machinery	5.3	40,036,299
Insurance	4.5	33,920,222
Auto Components	4.2	31,670,780
Real Estate Management & Development	3.7	28,034,000
Trading Companies & Distributors	3.3	24,474,030
Hotels, Restaurants & Leisure	3.2	23,742,277
Electronic Equipment & Instruments	3.0	22,834,278
Specialty Retail	2.9	21,992,192
Health Care Equipment & Supplies	2.9	21,611,989
Software	2.9	21,462,085
Commercial Services & Supplies	2.8	21,031,217
Food Products	2.7	20,252,386
Construction & Engineering	2.7	20,127,757
Capital Markets	2.3	16,909,395
Oil, Gas & Consumable Fuels	2.1	15,799,817
IT Services	2.1	15,637,050
Banks	2.0	15,247,844
Diversified Financial Services	1.9	14,566,100
Health Care Providers & Services	1.8	13,265,865
Containers & Packaging	1.8	13,225,862
Household Durables	1.7	12,569,447
Food & Staples Retailing	1.7	12,497,046
Aerospace & Defense	1.6	12,220,232
Leisure Products	1.4	10,111,480
Road & Rail	1.3	10,059,347
Textiles, Apparel & Luxury Goods	1.3	9,745,436
Real Estate Investment Trusts	1.3	9,730,003
Pharmaceuticals	1.2	8,730,692
Media	1.1	8,472,978
Internet Software & Services	1.1	8,200,418
Energy Equipment & Services	1.1	7,957,991
Professional Services	1.0	7,756,105
Gas Utilities	1.0	7,205,027
Building Products	1.0	7,133,093
Life Sciences Tools & Services	0.9	6,708,553
Metals & Mining	0.8	6,241,554
Construction Materials	0.8	5,764,673
Wireless Telecommunication Services	0.7	5,409,235
Distributors	0.7	5,045,327
Semiconductors & Semiconductor Equipment	0.6	4,825,707
Electrical Equipment	0.6	4,824,343
Marine	0.6	4,561,634
Industrial Conglomerates	0.5	3,993,800
Personal Products	0.4	3,136,745
Communications Equipment	0.4	3,025,953
Beverages	0.3	2,294,652
Internet & Catalog Retail	0.3	1,998,238
Diversified Consumer Services	0.3	1,981,810
Multi-Utilities	0.3	1,961,191
Multiline Retail	0.2	1,144,483
Transportation Infrastructure	0.1	877,717

Investment Securities, at Value	90.0	674,057,575
Short-Term Investments	10.0	75,007,125

Total Investments	100.0%	$749,064,700

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Preferred Stock	$—	$5,973,872	$—	$5,973,872
Common Stocks	5,108,039	659,748,311	—	664,856,350
Investment Company	—	3,227,353	—	3,227,353
Securities Lending Collateral	40,711,438	—	—	40,711,438
Repurchase Agreement	—	34,295,687	—	34,295,687

Total Investment Securities	$45,819,477	$703,245,223	$—	$749,064,700

Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$26	$—	$26

Total Derivative Financial Instruments	$—	$26	$—	$26

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(199)	$—	$(199)

Total Derivative Financial Instruments	$—	$(199)	$—	$(199)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $38,541,569. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $42,143,274, or 5.97% of the fund’s net assets.
(E)	Aggregate cost for federal income tax purposes is $643,670,373. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $123,842,995 and $18,448,668, respectively. Net unrealized appreciation for tax purposes is $105,394,327.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $2,748,524, or 0.39% of the fund’s net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SSC	State Street Corp.

CURRENCY ABBREVIATION:

CHF	Swiss Franc

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.8%
Germany - 0.8%
Sartorius AG, 1.02% (A)	51,550	$6,159,063

Total Preferred Stock (cost $5,942,656)		6,159,063

COMMON STOCKS - 80.1%
Australia - 3.9%
APA Group	1,119,100	7,724,900
Bentham IMF, Ltd.	1,736,700	3,399,336
FlexiGroup, Ltd.	1,329,200	4,563,836
Kathmandu Holdings, Ltd.	1,459,000	4,029,987
Senex Energy, Ltd. (B)	7,142,200	4,458,855
STW Communications Group, Ltd.	3,091,900	4,220,079
Austria - 1.6%
Flughafen Wien AG	54,700	5,131,554
Kapsch TrafficCom AG	60,600	2,379,979
Lenzing AG (C)	79,200	4,627,271
Belgium - 1.5%
Barco NV (C)	59,700	4,397,954
D’ieteren SA (C)	162,100	6,838,933
Canada - 2.4%
Essential Energy Services Trust (B) (C)	1,268,200	2,663,528
Ithaca Energy, Inc. (B)	3,186,900	7,190,145
Newalta Corp.	337,000	6,493,667
TransGlobe Energy Corp. (C)	161,900	1,009,694
Denmark - 1.1%
Bavarian Nordic A/S (B)	227,084	4,650,410
Schouw & Co.	82,700	3,824,080
Finland - 2.0%
Kesko OYJ - Class B	128,400	4,883,479
Ramirent OYJ	565,081	5,374,806
Tieto OYJ (C)	157,900	4,197,214
France - 2.1%
BioMerieux	35,200	3,661,640
Cegid Group	36,504	1,473,171
Societe BIC SA	50,800	7,003,945
Sopra Group SA	31,900	3,448,890
Germany - 5.4%
Bertrandt AG	27,868	3,480,367
Bilfinger SE	60,000	4,882,076
Gerresheimer AG	127,500	8,801,298
Patrizia Immobilien AG (B)	440,400	4,910,554
Rhoen Klinikum AG	159,400	4,943,259
SAF-Holland SA	435,000	5,997,046
Stroeer Media AG	165,500	3,486,943
Tom Tailor Holding AG (B)	154,100	2,987,561
Hong Kong - 4.7%
AMVIG Holdings, Ltd.	3,184,000	1,194,803
Dynam Japan Holdings Co., Ltd.	1,799,000	4,817,976
Far East Consortium International, Ltd.	4,086,000	1,555,791
First Pacific Co., Ltd.	10,390,750	12,435,316
Midland Holdings, Ltd. (B)	5,590,000	3,020,881
Newocean Energy Holdings, Ltd.	6,837,120	4,673,390
Pacific Textiles Holdings, Ltd.	3,070,000	3,843,417
Shun Tak Holdings, Ltd. (B)	6,386,000	3,258,172
Ireland - 1.5%
Dragon Oil PLC	488,500	4,632,860
Smurfit Kappa Group PLC - Class B	284,311	6,169,889

	Shares	Value
Israel - 0.2%
Plus500, Ltd.	214,000	$1,639,366
Italy - 3.8%
ASTM SpA	279,200	4,272,257
Danieli & C Officine Meccaniche SpA - Class B	326,300	6,881,930
Davide Campari-Milano SpA (C)	634,700	4,951,323
Pirelli & C. SpA	456,700	6,810,871
Prysmian SpA	239,600	5,094,916
Japan - 20.7%
Air Water, Inc.	431,500	6,900,987
Arcs Co., Ltd.	114,400	2,416,685
Avex Group Holdings, Inc.	374,600	6,396,413
Chugoku Marine Paints, Ltd.	798,000	6,040,674
Daiichikosho Co., Ltd.	148,800	4,413,966
Denki Kagaku Kogyo KK	3,002,700	11,217,416
Hikari Tsushin, Inc.	85,000	6,223,134
HIS Co., Ltd.	206,700	6,489,991
Hoshizaki Electric Co., Ltd.	164,500	8,375,438
Kaken Pharmaceutical Co., Ltd.	442,400	9,884,906
Kintetsu World Express, Inc.	212,000	9,036,943
Miraca Holdings, Inc.	120,200	5,562,843
Nakanishi, Inc. (C)	194,000	8,218,374
Nitori Holdings Co., Ltd.	207,400	11,649,823
PanaHome Corp.	414,500	3,072,545
Rohto Pharmaceutical Co., Ltd.	513,000	7,938,909
Ryohin Keikaku Co., Ltd.	63,600	7,675,919
SKY Perfect JSAT Holdings, Inc.	1,632,100	9,678,092
Sogo Medical Co., Ltd.	89,100	4,337,564
Toho Holdings Co., Ltd.	237,900	4,491,385
Token Corp.	76,800	3,547,407
USS Co., Ltd.	471,300	8,233,388
Mexico - 0.4%
Credito Real SAB de CV	1,402,500	3,173,130
Netherlands - 7.2%
BE Semiconductor Industries NV	300,723	5,017,136
BinckBank NV	689,400	7,807,227
Delta Lloyd NV	535,600	12,371,690
Koninklijke Boskalis Westminster NV	175,700	9,383,911
Koninklijke Ten Cate NV	392,961	10,125,708
Nutreco NV (C)	184,600	7,885,942
Norway - 0.9%
ABG Sundal Collier Holding ASA	2,600,800	2,305,670
Norwegian Property ASA (B)	3,199,300	4,671,626
Philippines - 0.6%
Alliance Global Group, Inc.	6,948,300	4,173,376
Singapore - 1.6%
ARA Asset Management, Ltd.	3,464,300	4,758,388
CWT, Ltd.	4,933,200	6,670,920
Sweden - 0.8%
Dios Fastigheter AB (C)	715,254	5,870,082
Switzerland - 3.3%
Galenica AG	5,200	4,682,142
GAM Holding AG (B)	659,990	11,947,038
Gategroup Holding AG - Class A (B)	148,800	3,765,268
Swissquote Group Holding SA	123,876	4,088,783
United Kingdom - 14.4%
Berendsen PLC	207,451	3,658,818
Cape PLC	762,700	3,647,875
Cineworld Group PLC	916,112	4,977,872
Etalon Group, Ltd. - GDR, Reg S	952,693	3,979,399
Fenner PLC	676,400	3,888,355
IG Group Holdings PLC	979,800	10,065,538
Inchcape PLC	810,500	8,754,577

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
Inmarsat PLC	430,700	$ 5,282,729
International Personal Finance PLC	934,700	8,685,980
Lancashire Holdings, Ltd.	933,600	9,646,150
Northgate PLC	1,442,006	11,977,822
Rexam PLC (B)	1,608,648	13,560,715
Stock Spirits Group PLC (B)	1,523,500	7,733,217
UBM PLC	937,900	9,774,989

Total Common Stocks (cost $558,861,841)		588,524,490

RIGHT - 0.1%
Germany - 0.1%
Patrizia Immobilien AG (B)	42,340	472,100

Total Right (cost $441,512)		472,100

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	19,922,673	19,922,673

Total Securities Lending Collateral (cost $19,922,673)		19,922,673

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $29,505,132 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $30,097,221.	$ 29,505,124	29,505,124

Total Repurchase Agreement (cost $29,505,124)		29,505,124

Total Investment Securities (cost $614,673,806) (D)		644,583,450
Other Assets and Liabilities - Net - 12.3%		90,103,149

Net Assets - 100.0%		$ 734,686,599

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Media	6.7%	$42,948,354
Chemicals	6.0	38,912,056
Specialty Retail	5.1	33,123,893
Capital Markets	4.8	30,907,106
Commercial Services & Supplies	4.6	29,451,649
Diversified Financial Services	4.3	27,539,556
Real Estate Management & Development	3.8	24,480,433
Pharmaceuticals	3.5	22,505,957
Insurance	3.4	22,017,840
Oil, Gas & Consumable Fuels	3.4	21,964,944
Containers & Packaging	3.2	20,925,407
Machinery	3.0	19,145,723
Health Care Equipment & Supplies	2.8	18,039,077
Consumer Finance	2.5	16,422,946
Air Freight & Logistics	2.4	15,707,863
Distributors	2.4	15,593,510
Health Care Providers & Services	2.3	14,997,487
Auto Components	2.0	12,807,917
Beverages	2.0	12,684,540
Road & Rail	1.9	11,977,822
Food Products	1.8	11,710,022
Food & Staples Retailing	1.8	11,637,728
Hotels, Restaurants & Leisure	1.8	11,307,967
Transportation Infrastructure	1.5	9,403,811
Construction & Engineering	1.5	9,383,911
Life Sciences Tools & Services	1.4	8,801,298
Gas Utilities	1.2	7,724,900
Multiline Retail	1.2	7,675,919
IT Services	1.2	7,646,104
Industrial Conglomerates	1.2	7,431,548
Electronic Equipment & Instruments	1.0	6,777,933
Household Durables	1.0	6,619,952
Trading Companies & Distributors	0.8	5,374,806
Diversified Telecommunication Services	0.8	5,282,729
Electrical Equipment	0.8	5,094,916
Semiconductors & Semiconductor Equipment	0.8	5,017,136
Biotechnology	0.7	4,650,410
Textiles, Apparel & Luxury Goods	0.6	3,843,417
Professional Services	0.5	3,480,367
Energy Equipment & Services	0.4	2,663,528
Software	0.2	1,473,171

Investment Securities, at Value	92.3	595,155,653
Short-Term Investments	7.7	49,427,797

Total Investments	100.0%	$644,583,450

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Preferred Stock	$—	$6,159,063	$—	$6,159,063
Common Stocks	24,509,563	564,014,927	—	588,524,490
Right	—	472,100	—	472,100
Securities Lending Collateral	19,922,673	—	—	19,922,673
Repurchase Agreement	—	29,505,124	—	29,505,124

Total Investment Securities	$44,432,236	$600,151,214	$—	$644,583,450

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $18,938,778. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $614,673,806. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $49,121,728 and $19,212,084, respectively. Net unrealized appreciation for tax purposes is $29,909,644.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 1.8%
Exelis, Inc.	1,911,499	$ 32,189,643
Automobiles - 2.2%
General Motors Co.	1,174,964	39,737,283
Beverages - 1.1%
Cott Corp. (A)	2,900,781	19,928,365
Chemicals - 4.0%
E.I. du Pont de Nemours & Co.	1,106,831	71,180,302
Communications Equipment - 2.0%
QUALCOMM, Inc.	474,193	34,948,024
Consumer Finance - 1.4%
Synchrony Financial (B)	1,041,300	23,949,900
Diversified Financial Services - 9.8%
Citigroup, Inc.	1,775,687	86,848,851
JPMorgan Chase & Co.	1,485,669	85,678,531
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	741,339	37,378,312
Electrical Equipment - 4.4%
Eaton Corp. PLC	1,138,618	77,334,935
Energy Equipment & Services - 3.8%
Cameron International Corp. (B)	576,621	40,888,195
National Oilwell Varco, Inc.	317,667	25,743,734
Food & Staples Retailing - 2.5%
Fairway Group Holdings Corp. - Class A (A) (B) (C)	1,064,798	6,261,012
Wal-Mart Stores, Inc.	509,264	37,471,645
Food Products - 3.1%
Pinnacle Foods, Inc.	1,793,130	54,027,007
Health Care Equipment & Supplies - 5.6%
Hologic, Inc. (B) (C)	1,888,266	49,227,095
Medtronic, Inc.	792,631	48,937,038
Independent Power and Renewable Electricity Producers - 1.7%
AES Corp.	2,085,130	30,463,749
Industrial Conglomerates - 6.2%
General Electric Co.	3,562,936	89,607,841
Koninklijke Philips NV	628,538	19,358,970
Insurance - 9.6%
ACE, Ltd.	306,302	30,660,830
Allstate Corp.	1,184,074	69,209,125
MetLife, Inc.	1,343,129	70,648,586
Life Sciences Tools & Services - 3.7%
Affymetrix, Inc. (A) (B) (C)	1,963,837	16,888,998
Bio-Rad Laboratories, Inc. - Class A (B)	427,673	49,178,118
Media - 2.0%
Comcast Corp. - Class A	658,627	35,388,029
Metals & Mining - 1.7%
Cliffs Natural Resources, Inc. (C)	1,765,157	30,801,990
Multi-Utilities - 2.5%
PG&E Corp.	1,005,629	44,921,447
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	303,084	39,170,576
Occidental Petroleum Corp.	754,955	73,766,653
Royal Dutch Shell PLC - Class A ADR	564,610	46,202,037
Pharmaceuticals - 8.4%
Merck & Co., Inc.	914,849	51,908,532
Pfizer, Inc.	3,398,591	97,539,562

	Shares	Value
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	732,147	$ 69,971,289
EMC Corp.	1,826,162	53,506,546

Total Common Stocks (cost $1,475,901,328)		1,690,922,750

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	53,622,012	53,622,012

Total Securities Lending Collateral (cost $53,622,012)		53,622,012

	Principal	Value
REPURCHASE AGREEMENT - 10.7%
State Street Bank & Trust Co. 0.01% (D), dated 07/31/2014, to be repurchased at $189,590,390 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 2.75%, due 12/15/2027 - 11/15/2028, and with a total value of $193,385,440.	$ 189,590,337	189,590,337

Total Repurchase Agreement (cost $189,590,337)		189,590,337

Total Investment Securities (cost $1,719,113,677) (E)		1,934,135,099
Other Assets and Liabilities - Net - (9.3)%		(165,334,093)

Net Assets - 100.0%		$ 1,768,801,006

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,690,922,750	$—	$—	$1,690,922,750
Securities Lending Collateral	53,622,012	—	—	53,622,012
Repurchase Agreement	—	189,590,337	—	189,590,337

Total Investment Securities	$1,744,544,762	$189,590,337	$—	$1,934,135,099

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid. Total aggregate fair value of illiquid securities is $43,078,375, or 2.44% of the fund’s net assets.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $51,830,997. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at July 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $1,719,113,677. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $224,626,192 and $9,604,770, respectively. Net unrealized appreciation for tax purposes is $215,021,422.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 3.0%
Honeywell International, Inc. (A)	21,560	$ 1,979,855
L-3 Communications Holdings, Inc. (A)	4,460	468,122
United Technologies Corp. (A)	16,530	1,738,129
Airlines - 1.2%
Delta Air Lines, Inc.	19,430	727,848
United Continental Holdings, Inc. (B)	21,290	987,643
Auto Components - 0.7%
Magna International, Inc. - Class A	2,660	285,684
TRW Automotive Holdings Corp. (A) (B)	7,170	733,419
Automobiles - 0.7%
General Motors Co. (A)	26,940	911,111
Banks - 2.1%
BB&T Corp. (A)	26,670	987,324
PNC Financial Services Group, Inc.	6,090	502,790
Wells Fargo & Co. (A)	26,930	1,370,737
Beverages - 2.8%
Coca-Cola Co.	30,200	1,186,558
Coca-Cola Enterprises, Inc.	14,670	666,752
Constellation Brands, Inc. - Class A (B)	14,517	1,208,685
Dr. Pepper Snapple Group, Inc. (A)	13,570	797,373
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (A) (B)	4,010	637,550
Biogen Idec, Inc. (A) (B)	3,740	1,250,619
Celgene Corp. (A) (B)	12,030	1,048,414
Vertex Pharmaceuticals, Inc. (B)	6,790	603,699
Building Products - 0.2%
Masco Corp. (A)	16,370	340,496
Capital Markets - 3.6%
Charles Schwab Corp. (A)	18,570	515,317
Goldman Sachs Group, Inc.	4,880	843,606
Invesco, Ltd. (A)	26,920	1,012,999
Morgan Stanley (A)	50,670	1,638,668
State Street Corp. (A)	13,870	977,003
Chemicals - 2.1%
Axiall Corp. (A)	13,550	580,347
Dow Chemical Co.	19,590	1,000,461
Monsanto Co.	7,880	891,149
Mosaic Co.	9,090	419,140
Communications Equipment - 1.0%
QUALCOMM, Inc. (A)	18,798	1,385,413
Construction & Engineering - 1.7%
Fluor Corp. (A)	33,230	2,421,470
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,640	327,967
Consumer Finance - 0.4%
Ally Financial, Inc. (B)	21,470	492,951
Containers & Packaging - 0.2%
Crown Holdings, Inc. (B)	6,890	320,730
Diversified Financial Services - 1.7%
Bank of America Corp. (A)	68,880	1,050,420
Citigroup, Inc. (A)	20,209	988,422
Intercontinental Exchange, Inc. (A)	1,780	342,152
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	25,290	1,275,122
Electric Utilities - 2.6%
American Electric Power Co., Inc. (A)	5,970	310,380
Edison International	22,740	1,246,152

	Shares	Value
Electric Utilities (continued)
Entergy Corp. - Class B	8,800	$ 640,904
Exelon Corp.	16,990	528,049
NextEra Energy, Inc.	8,930	838,438
Electrical Equipment - 2.0%
Eaton Corp. PLC (A)	19,770	1,342,778
Emerson Electric Co. (A)	23,030	1,465,860
Energy Equipment & Services - 1.1%
Schlumberger, Ltd. (A)	13,460	1,458,929
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	5,670	666,452
CVS Caremark Corp. (A)	9,690	739,928
Food Products - 2.0%
Archer-Daniels-Midland Co. (A)	25,810	1,197,584
Kellogg Co.	3,540	211,798
Mondelez International, Inc. - Class A (A)	38,890	1,400,040
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (A) (B)	74,610	953,516
CareFusion Corp. - Class A (B)	6,680	292,517
Stryker Corp.	15,710	1,253,187
Health Care Providers & Services - 2.9%
Aetna, Inc.	6,300	488,439
Humana, Inc. - Class A (A)	10,290	1,210,619
McKesson Corp.	4,840	928,602
UnitedHealth Group, Inc. (A)	16,440	1,332,462
Health Care Technology - 0.3%
Cerner Corp. (A) (B)	7,740	427,248
Hotels, Restaurants & Leisure - 1.4%
Dunkin’ Brands Group, Inc.	3,920	168,011
Royal Caribbean Cruises, Ltd. - Class A (A)	13,290	792,749
Starbucks Corp.	6,840	531,331
Starwood Hotels & Resorts Worldwide, Inc.	2,250	172,890
Yum! Brands, Inc.	4,230	293,562
Household Durables - 0.9%
Harman International Industries, Inc.	7,490	813,039
PulteGroup, Inc. (A)	27,960	493,494
Household Products - 1.4%
Procter & Gamble Co. (A)	24,820	1,919,082
Insurance - 5.8%
ACE, Ltd. (A)	24,110	2,413,411
Aflac, Inc.	10,530	629,062
Axis Capital Holdings, Ltd.	16,320	704,208
Hartford Financial Services Group, Inc.	31,210	1,066,134
Marsh & McLennan Cos., Inc. (A)	5,890	299,035
MetLife, Inc. (A)	26,060	1,370,756
Prudential Financial, Inc.	8,690	755,770
Willis Group Holdings PLC	12,960	528,120
XL Group PLC - Class A	7,830	252,439
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (A) (B)	2,000	625,980
Priceline Group, Inc. (B)	320	397,584
Internet Software & Services - 3.9%
eBay, Inc. (A) (B)	14,500	765,600
Facebook, Inc. - Class A (B)	2,920	212,138
Google, Inc. - Class A (A) (B)	3,770	2,184,903
Google, Inc. - Class C (A) (B)	3,890	2,223,524
IT Services - 2.3%
Accenture PLC - Class A	13,510	1,071,073
Alliance Data Systems Corp. (B)	2,570	674,085
Cognizant Technology Solutions Corp. - Class A (B)	11,100	544,455
Fidelity National Information Services, Inc.	7,450	420,180
Visa, Inc. - Class A (A)	2,130	449,451

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Machinery - 1.0%
PACCAR, Inc. (A)	14,630	$ 911,010
SPX Corp. (A)	4,850	480,781
Media - 6.8%
CBS Corp. - Class B	4,466	253,803
Charter Communications, Inc. - Class A (B)	3,800	587,176
Comcast Corp. - Class A (A)	26,820	1,441,038
DISH Network Corp. - Class A (A) (B)	15,410	953,263
Time Warner Cable, Inc.	3,520	510,752
Time Warner, Inc.	58,820	4,883,236
Twenty-First Century Fox, Inc. - Class B	24,260	768,072
Metals & Mining - 3.0%
Alcoa, Inc. (A)	126,380	2,071,368
Alumina, Ltd. - ADR (A) (B)	70,890	412,934
Freeport-McMoRan, Inc. (A)	27,700	1,030,994
U.S. Steel Corp.	19,720	660,423
Multi-Utilities - 2.7%
CMS Energy Corp. (A)	44,540	1,288,542
Dominion Resources, Inc. (A)	14,360	971,310
NiSource, Inc. - Class B (A)	17,960	676,733
Sempra Energy (A)	2,060	205,403
Wisconsin Energy Corp.	12,440	542,135
Multiline Retail - 0.1%
Dollar General Corp. (B)	3,580	197,723
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy, Inc. (A) (B)	5,240	370,782
Chevron Corp.	3,230	417,445
Hess Corp.	3,990	394,930
Marathon Oil Corp. (A)	12,990	503,363
Occidental Petroleum Corp.	9,970	974,169
Valero Energy Corp.	2,850	144,780
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co. (A)	38,450	1,946,339
Johnson & Johnson (A)	32,270	3,229,904
Real Estate Investment Trusts - 6.3%
AvalonBay Communities, Inc.	8,020	1,187,601
Boston Properties, Inc. (A)	2,980	355,961
Brixmor Property Group, Inc.	16,900	382,785
DDR Corp.	30,250	530,585
DiamondRock Hospitality Co. (A)	57,310	702,620
Duke Realty Corp.	15,090	271,469
Extra Space Storage, Inc. (A)	13,290	687,492
General Growth Properties, Inc.	22,080	516,010
Healthcare Realty Trust, Inc.	10,850	267,995
Highwoods Properties, Inc. (A)	11,070	465,715
Host Hotels & Resorts, Inc. (A)	39,870	866,774
Kilroy Realty Corp. (A)	3,910	241,794
Liberty Property Trust - Series C	15,910	559,555
Mid-America Apartment Communities, Inc.	10,040	701,997
Prologis, Inc. - Class A	13,310	543,181
Sunstone Hotel Investors, Inc. (A)	28,690	407,111
Road & Rail - 2.8%
Canadian Pacific Railway, Ltd.	6,430	1,221,378
CSX Corp.	31,480	941,882
Norfolk Southern Corp. (A)	3,650	371,059
Union Pacific Corp. (A)	13,580	1,335,050
Semiconductors & Semiconductor Equipment - 7.5%
Applied Materials, Inc. - Class A (A)	14,050	294,488
ASML Holding NV - Class G	3,690	347,450
Avago Technologies, Ltd. - Class A (A)	29,320	2,034,222
Broadcom Corp. - Class A	39,890	1,526,191
Freescale Semiconductor, Ltd. (A) (B)	46,300	926,926

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp. (A)	22,990	$ 1,643,555
LAM Research Corp. (A)	26,290	1,840,300
Marvell Technology Group, Ltd.	24,390	325,363
Micron Technology, Inc. (B)	8,160	249,288
Teradyne, Inc. (A)	29,510	537,672
Xilinx, Inc. (A)	17,090	702,912
Software - 2.2%
Adobe Systems, Inc. (A) (B)	18,550	1,281,991
Citrix Systems, Inc. (A) (B)	6,350	430,086
Microsoft Corp. (A)	12,920	557,627
VMware, Inc. - Class A (A) (B)	8,290	823,694
Specialty Retail - 2.2%
AutoZone, Inc. (B)	340	175,790
Home Depot, Inc. (A)	13,330	1,077,730
Lowe’s Cos., Inc. (A)	20,910	1,000,544
TJX Cos., Inc. (A)	15,950	849,976
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	1,780	170,115
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. (A)	10,450	640,272
Tobacco - 0.8%
Philip Morris International, Inc. (A)	12,650	1,037,427
Trading Companies & Distributors - 0.0% (C)
Veritiv Corp. (B)	1	40

Total Common Stocks (cost $110,266,103)		134,482,174

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (D), dated 07/31/2014, to be repurchased at $3,094,715 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.12%, due 11/07/2022, and with a value of $3,156,844.	$ 3,094,714	3,094,714

Total Repurchase Agreement (cost $3,094,714)		3,094,714

Total Investment Securities (cost $113,360,817) (E)		137,576,888
Other Assets and Liabilities - Net - 0.9%		1,210,190

Net Assets - 100.0%		$ 138,787,078

	Shares	Value
SECURITIES SOLD SHORT - (74.1)%
COMMON STOCKS - (74.1)%
Aerospace & Defense - (4.1)%
Boeing Co.	(16,515)	(1,989,727)
Lockheed Martin Corp.	(17,060)	(2,848,508)
Raytheon Co.	(8,790)	(797,869)
Air Freight & Logistics - (0.4)%
United Parcel Service, Inc. - Class B	(6,290)	(610,696)
Airlines - (0.1)%
Southwest Airlines Co.	(5,560)	(157,237)
Auto Components - (0.6)%
BorgWarner, Inc.	(12,660)	(788,085)
Banks - (3.4)%
Associated Banc-Corp.	(16,110)	(288,691)
BancorpSouth, Inc.	(23,430)	(488,984)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Banks (continued)
Bank of Hawaii Corp.	(17,060)	$ (975,491)
Comerica, Inc.	(8,840)	(444,298)
Hancock Holding Co.	(8,280)	(268,603)
KeyCorp	(41,840)	(566,514)
M&T Bank Corp.	(1,770)	(215,055)
Signature Bank (B)	(5,390)	(616,562)
UMB Financial Corp.	(10,530)	(596,314)
Valley National Bancorp	(24,387)	(233,628)
Beverages - (0.3)%
Brown-Forman Corp. - Class B	(5,370)	(465,310)
Biotechnology - (1.2)%
Amgen, Inc.	(8,320)	(1,059,885)
Isis Pharmaceuticals, Inc. (B)	(4,510)	(139,765)
Seattle Genetics, Inc. (B)	(4,030)	(141,856)
United Therapeutics Corp. (B)	(2,870)	(260,998)
Capital Markets - (1.3)%
Ameriprise Financial, Inc.	(2,940)	(351,624)
BlackRock, Inc. - Class A	(1,620)	(493,663)
Federated Investors, Inc. - Class B	(1,300)	(36,686)
Franklin Resources, Inc.	(17,840)	(966,036)
Teton Advisors, Inc. - Class B (F)	(3)	0
Chemicals - (3.1)%
Air Products & Chemicals, Inc.	(2,130)	(281,053)
Cabot Corp.	(7,810)	(409,166)
E.I. du Pont de Nemours & Co.	(15,400)	(990,374)
OM Group, Inc.	(15,150)	(428,291)
Praxair, Inc.	(17,200)	(2,204,008)
Commercial Services & Supplies - (0.2)%
ADT Corp.	(6,700)	(233,160)
Containers & Packaging - (0.6)%
Bemis Co., Inc.	(16,500)	(643,665)
MeadWestvaco Corp.	(3,100)	(129,580)
Diversified Consumer Services - (0.2)%
Graham Holdings Co. - Class B	(340)	(233,155)
Diversified Financial Services - (0.3)%
NASDAQ OMX Group, Inc.	(8,290)	(349,755)
Diversified Telecommunication Services - (0.9)%
AT&T, Inc.	(36,040)	(1,282,664)
Electric Utilities - (2.9)%
Duke Energy Corp.	(15,140)	(1,092,048)
PPL Corp.	(17,630)	(581,614)
Southern Co.	(54,400)	(2,354,976)
Electrical Equipment - (0.9)%
Rockwell Automation, Inc. - Class B	(11,470)	(1,280,740)
Energy Equipment & Services - (0.2)%
Tenaris SA - ADR	(5,370)	(230,749)
Food & Staples Retailing - (0.8)%
Sysco Corp.	(27,160)	(969,340)
Whole Foods Market, Inc.	(4,220)	(161,289)
Food Products - (2.6)%
Campbell Soup Co.	(8,215)	(341,662)
ConAgra Foods, Inc.	(8,360)	(251,887)
Hershey Co.	(17,730)	(1,562,899)
J.M. Smucker, Co.	(5,160)	(514,142)
Kraft Foods Group, Inc.	(10,550)	(565,322)
Mead Johnson Nutrition Co. - Class A	(3,750)	(342,900)
Gas Utilities - (0.3)%
National Fuel Gas Co.	(5,470)	(376,938)
Health Care Equipment & Supplies - (1.9)%
Baxter International, Inc.	(3,660)	(273,366)
Becton Dickinson and Co.	(6,830)	(793,919)
Medtronic, Inc.	(10,410)	(642,713)
Zimmer Holdings, Inc. - Class A	(9,250)	(925,648)

	Shares	Value
Health Care Providers & Services - (2.1)%
AmerisourceBergen Corp. - Class A	(12,970)	$ (997,523)
Cardinal Health, Inc.	(9,830)	(704,319)
Cigna Corp.	(5,940)	(534,838)
WellPoint, Inc.	(6,120)	(672,037)
Health Care Technology - (0.2)%
Quality Systems, Inc.	(21,570)	(334,551)
Hotels, Restaurants & Leisure - (2.0)%
Carnival Corp.	(6,800)	(246,296)
Choice Hotels International, Inc.	(9,740)	(456,709)
Darden Restaurants, Inc.	(9,500)	(444,125)
Hilton Worldwide Holdings, Inc. (B)	(26,250)	(635,512)
Marriott International, Inc. - Class A	(6,950)	(449,734)
Tim Hortons, Inc.	(10,540)	(588,870)
Household Products - (1.1)%
Church & Dwight Co., Inc.	(18,830)	(1,208,510)
Clorox Co.	(3,760)	(326,631)
Industrial Conglomerates - (2.4)%
3M Co.	(5,370)	(756,579)
Danaher Corp.	(6,390)	(472,093)
General Electric Co.	(83,010)	(2,087,702)
Insurance - (5.0)%
Allstate Corp.	(18,080)	(1,056,776)
Aon PLC	(4,700)	(396,492)
Arch Capital Group, Ltd. (B)	(13,670)	(730,662)
Arthur J Gallagher & Co.	(4,410)	(198,450)
Assurant, Inc.	(9,840)	(623,462)
Chubb Corp. - Class A	(10,010)	(867,967)
PartnerRe, Ltd.	(3,300)	(344,388)
Principal Financial Group, Inc.	(7,500)	(372,600)
Progressive Corp.	(23,800)	(557,872)
RenaissanceRe Holdings, Ltd.	(1,950)	(190,730)
Torchmark Corp.	(16,395)	(864,672)
WR Berkley Corp.	(15,890)	(708,853)
Internet & Catalog Retail - (1.3)%
Groupon, Inc. - Class A (B)	(72,790)	(470,952)
Netflix, Inc. (B)	(3,060)	(1,293,523)
Internet Software & Services - (0.9)%
AOL, Inc. (B)	(17,540)	(676,167)
Twitter, Inc. (B)	(13,780)	(622,718)
IT Services - (1.1)%
Automatic Data Processing, Inc.	(9,550)	(776,511)
Paychex, Inc.	(8,010)	(328,490)
Total System Services, Inc.	(13,100)	(419,200)
Leisure Products - (0.5)%
Hasbro, Inc.	(12,820)	(640,487)
Machinery - (1.6)%
Caterpillar, Inc.	(6,260)	(630,695)
Dover Corp.	(12,590)	(1,079,718)
Illinois Tool Works, Inc. - Class A	(6,845)	(563,823)
Media - (3.2)%
AMC Networks, Inc. - Class A (B)	(18,470)	(1,105,799)
Discovery Communications, Inc. - Series A (B)	(9,570)	(815,460)
Interpublic Group of Cos., Inc.	(28,660)	(564,888)
News Corp. - Class B (B)	(31,490)	(541,943)
Scripps Networks Interactive, Inc. - Class A	(15,370)	(1,266,642)
Viacom, Inc. - Class B	(1,650)	(136,405)
Metals & Mining - (1.4)%
Cliffs Natural Resources, Inc.	(53,925)	(940,991)
Nucor Corp.	(19,050)	(956,691)
Multi-Utilities - (1.9)%
Ameren Corp.	(17,080)	(656,726)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	(18,830)	$ (1,056,175)
Public Service Enterprise Group, Inc.	(14,450)	(508,206)
SCANA Corp.	(8,900)	(452,832)
Multiline Retail - (0.3)%
Target Corp.	(6,950)	(414,150)
Oil, Gas & Consumable Fuels - (1.7)%
ConocoPhillips	(4,750)	(391,875)
Enbridge, Inc.	(13,420)	(657,311)
Exxon Mobil Corp.	(2,650)	(262,191)
Kinder Morgan, Inc.	(20,550)	(739,389)
WPX Energy, Inc. (B)	(14,710)	(302,585)
Pharmaceuticals - (3.0)%
AbbVie, Inc. - Class G	(21,410)	(1,120,599)
Eli Lilly & Co.	(24,850)	(1,517,341)
Pfizer, Inc.	(55,120)	(1,581,944)
Professional Services - (0.2)%
Advisory Board Co. (B)	(5,580)	(279,781)
Real Estate Investment Trusts - (6.7)%
Equity Residential	(13,900)	(898,635)
Federal Realty Investment Trust	(7,540)	(920,634)
First Industrial Realty Trust, Inc.	(28,620)	(516,591)
First Potomac Realty Trust	(34,390)	(453,604)
Home Properties, Inc.	(11,980)	(788,164)
Hudson Pacific Properties, Inc.	(23,450)	(600,320)
Kimco Realty Corp.	(31,860)	(713,027)
Medical Properties Trust, Inc.	(26,250)	(353,325)
Realty Income Corp.	(18,180)	(782,649)
SL Green Realty Corp.	(4,320)	(465,696)
Tanger Factory Outlet Centers, Inc.	(11,760)	(407,484)
UDR, Inc.	(22,120)	(643,250)
Ventas, Inc.	(13,010)	(826,135)
Washington Real Estate Investment Trust	(32,670)	(886,010)
Road & Rail - (1.6)%
Heartland Express, Inc.	(53,910)	(1,210,280)
Knight Transportation, Inc.	(13,270)	(317,949)
Werner Enterprises, Inc.	(30,650)	(753,377)
Semiconductors & Semiconductor Equipment - (5.5)%
Advanced Micro Devices, Inc. (B)	(61,760)	(241,482)
Analog Devices, Inc. - Class A	(5,480)	(271,972)
Intel Corp.	(68,010)	(2,304,859)
Linear Technology Corp.	(21,530)	(950,226)
Microchip Technology, Inc.	(34,700)	(1,562,194)
NVIDIA Corp.	(94,290)	(1,650,075)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(33,290)	(665,800)
Software - (1.0)%
Electronic Arts, Inc. (B)	(14,080)	(473,088)
Intuit, Inc.	(4,260)	(349,192)
Oracle Corp.	(3,310)	(133,691)
Red Hat, Inc. (B)	(4,340)	(252,241)
salesforce.com, Inc. (B)	(3,130)	(169,802)
Specialty Retail - (0.5)%
Advance Auto Parts, Inc.	(1,560)	(188,932)
Bed Bath & Beyond, Inc. (B)	(5,590)	(353,791)
Tiffany & Co.	(1,360)	(132,749)
Technology Hardware, Storage & Peripherals - (0.5)%
SanDisk Corp.	(3,240)	(297,140)
Seagate Technology PLC	(6,070)	(355,702)
Textiles, Apparel & Luxury Goods - (1.0)%
Michael Kors Holdings, Ltd. (B)	(2,540)	(206,959)
NIKE, Inc. - Class B	(10,070)	(776,699)
Under Armour, Inc. - Class A (B)	(7,010)	(467,918)
Thrifts & Mortgage Finance - (0.2)%
People’s United Financial, Inc.	(22,000)	(319,440)

	Shares	Value
Tobacco - (0.5)%
Altria Group, Inc.	(18,440)	$ (748,664)
Trading Companies & Distributors - (0.4)%
Fastenal Co.	(12,030)	(533,531)

Total Common Stocks (proceeds $92,067,536)		(102,793,546)

Total Securities Sold Short (proceeds $92,067,536)		(102,793,546)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$134,482,174	$—	$—	$134,482,174
Repurchase Agreement	—	3,094,714	—	3,094,714

Total Investment Securities	$134,482,174	$3,094,714	$—	$137,576,888

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Securities Sold Short
Common Stocks
Aerospace & Defense	$(5,636,104)	$—	$—	$(5,636,104)
Air Freight & Logistics	(610,696)	—	—	(610,696)
Airlines	(157,237)	—	—	(157,237)
Auto Components	(788,085)	—	—	(788,085)
Banks	(4,694,140)	—	—	(4,694,140)
Beverages	(465,310)	—	—	(465,310)
Biotechnology	(1,602,504)	—	—	(1,602,504)
Capital Markets	(1,848,009)	—	0	(1,848,009)
Chemicals	(4,312,892)	—	—	(4,312,892)
Commercial Services & Supplies	(233,160)	—	—	(233,160)
Containers & Packaging	(773,245)	—	—	(773,245)
Diversified Consumer Services	(233,155)	—	—	(233,155)
Diversified Financial Services	(349,755)	—	—	(349,755)
Diversified Telecommunication Services	(1,282,664)	—	—	(1,282,664)
Electric Utilities	(4,028,638)	—	—	(4,028,638)
Electrical Equipment	(1,280,740)	—	—	(1,280,740)
Energy Equipment & Services	(230,749)	—	—	(230,749)
Food & Staples Retailing	(1,130,629)	—	—	(1,130,629)
Food Products	(3,578,812)	—	—	(3,578,812)
Gas Utilities	(376,938)	—	—	(376,938)
Health Care Equipment & Supplies	(2,635,646)	—	—	(2,635,646)
Health Care Providers & Services	(2,908,717)	—	—	(2,908,717)
Health Care Technology	(334,551)	—	—	(334,551)
Hotels, Restaurants & Leisure	(2,821,246)	—	—	(2,821,246)
Household Products	(1,535,141)	—	—	(1,535,141)
IT Services	(1,524,201)	—	—	(1,524,201)
Industrial Conglomerates	(3,316,374)	—	—	(3,316,374)
Insurance	(6,912,924)	—	—	(6,912,924)
Internet & Catalog Retail	(1,764,475)	—	—	(1,764,475)
Internet Software & Services	(1,298,885)	—	—	(1,298,885)
Leisure Products	(640,487)	—	—	(640,487)
Machinery	(2,274,236)	—	—	(2,274,236)
Media	(4,431,137)	—	—	(4,431,137)
Metals & Mining	(1,897,682)	—	—	(1,897,682)
Multi-Utilities	(2,673,939)	—	—	(2,673,939)
Multiline Retail	(414,150)	—	—	(414,150)
Oil, Gas & Consumable Fuels	(2,353,351)	—	—	(2,353,351)
Pharmaceuticals	(4,219,884)	—	—	(4,219,884)
Professional Services	(279,781)	—	—	(279,781)
Real Estate Investment Trusts	(9,255,524)	—	—	(9,255,524)
Road & Rail	(2,281,606)	—	—	(2,281,606)
Semiconductors & Semiconductor Equipment	(7,646,608)	—	—	(7,646,608)
Software	(1,378,014)	—	—	(1,378,014)
Specialty Retail	(675,472)	—	—	(675,472)
Technology Hardware, Storage & Peripherals	(652,842)	—	—	(652,842)
Textiles, Apparel & Luxury Goods	(1,451,576)	—	—	(1,451,576)
Thrifts & Mortgage Finance	(319,440)	—	—	(319,440)
Tobacco	(748,664)	—	—	(748,664)
Trading Companies & Distributors	(533,531)	—	—	(533,531)

Total Securities Sold Short	$(102,793,546)	$—	$0	$(102,793,546)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

Level 3 Rollforward - Securities Sold Short

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (H)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014
Common Stocks	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $58,954,307.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at July 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $113,360,817. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $25,136,995 and $920,924, respectively. Net unrealized appreciation for tax purposes is $24,216,071.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Level 3 securities were not considered significant to the fund.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 78.4%
U.S. Treasury Bill
0.05%, 11/20/2014 - 11/28/2014 (A)	$ 240,147,300	$ 240,110,347
0.06%, 01/29/2015 (A)	53,047,000	53,032,250
0.07%, 08/07/2014 (A)	28,596,000	28,595,707

Total Short-Term U.S. Government Obligations (cost $321,738,304)		321,738,304

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 13.8%
BlackRock Liquidity Funds T-Fund Portfolio	5,731,672	5,731,672
Dreyfus Treasury Cash Management	22,497,582	22,497,582
UBS Select Treasury Preferred	28,257,167	28,257,167

Total Short-Term Investment Companies (cost $56,486,421)		56,486,421

Total Investment Securities (cost $378,224,725) (B)		378,224,725
Other Assets and Liabilities - Net - 7.8%		32,138,898

Net Assets - 100.0%		$ 410,363,623

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (D)

Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Corn September Futures	09/12/2014	CITI	1,540,000	$1,233,968	$0	$1,233,968
Cotton No. 2 December Futures	12/08/2014	CITI	3,000,000	140,450	0	140,450
Gold December Futures	12/29/2014	BCLY	4,700	51,970	0	51,970
Kansas Wheat September Futures	09/12/2014	CITI	110,000	81,990	0	81,990
RBOB Gasoline September Futures	08/29/2014	GSC	1,092,000	55,999	0	55,999
Soybean November Futures	11/14/2014	BOA	220,000	13,875	0	13,875
Soybean Oil December Futures	12/12/2014	CITI	16,800,000	395,092	0	395,092
Wheat September Futures	09/12/2014	CITI	1,760,000	1,095,822	0	1,095,822
WTI Crude September Futures	08/20/2014	DUB	3,000	4,470	0	4,470

				$3,073,636	$0	$3,073,636

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)

Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Japan Government Bond Futures	09/10/2014	BOA	4,000,000	$27,877	$0	$27,877
2-Year Euro-Schatz Futures	09/08/2014	BOA	772,000	(4,604)	0	(4,604)
2-Year U.S. Treasury Note Futures	09/30/2014	BOA	758,000	(109,047)	0	(109,047)
5-Year Euro-BOBL Futures	09/08/2014	BOA	407,000	501,775	0	501,775
Aluminum September Futures	09/17/2014	JPM	700	(20,375)	0	(20,375)
Cocoa December Futures	12/12/2014	CITI	1,150	60,436	0	60,436
Cocoa December Futures	12/15/2014	CITI	970	25,204	0	25,204
Heng Seng Index Futures	08/28/2014	BOA	6,550	91,779	0	91,779
HSCEI China Index Futures	08/28/2014	BOA	2,550	24,065	0	24,065
Lean Hogs October Futures	10/16/2014	BOA	1,360,000	(153,500)	0	(153,500)
MSCI Taiwan Index Futures	08/28/2014	BOA	3,000	(18,237)	0	(18,237)
SGX CNX Nifty Index Futures	08/28/2014	BOA	412	(40,073)	0	(40,073)
Soybean Meal December Futures	12/12/2014	CITI	6,300	(281,652)	0	(281,652)
Swiss Market Index Futures	09/19/2014	BOA	1,730	(426,804)	0	(426,804)
TAIFEX Futures	08/20/2014	BOA	20,400	(91,261)	0	(91,261)

				$(414,417)	$0	$(414,417)

FUTURES CONTRACTS: (E) (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	277	09/15/2014	$255,892
10-Year Government of Canada Bond	Long	275	09/19/2014	426,275
10-Year Japan Government Bond	Long	46	09/10/2014	282,612
10-Year U.S. Treasury Note	Long	315	09/19/2014	(123,813)
3-Month Aluminum	Long	17	08/06/2014	82,612
3-Month Aluminum	Short	(17)	08/06/2014	(81,390)
3-Month Aluminum	Long	3	08/07/2014	15,766
3-Month Aluminum	Short	(3)	08/07/2014	(14,958)
3-Month Aluminum	Long	14	08/08/2014	74,988
3-Month Aluminum	Short	(14)	08/08/2014	(74,278)
3-Month Aluminum	Long	8	08/12/2014	41,500
3-Month Aluminum	Short	(8)	08/12/2014	(42,222)
3-Month Aluminum	Long	1	08/13/2014	4,936
3-Month Aluminum	Short	(1)	08/13/2014	(4,883)
3-Month Aluminum	Long	11	08/19/2014	57,767
3-Month Aluminum	Short	(11)	08/19/2014	(57,849)
3-Month Aluminum	Long	13	08/20/2014	70,525
3-Month Aluminum	Short	(13)	08/20/2014	(69,462)
3-Month Aluminum	Long	5	08/21/2014	28,450
3-Month Aluminum	Short	(5)	08/21/2014	(28,290)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACTS (continued): (E) (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Aluminum	Long	20	08/28/2014	$72,502
3-Month Aluminum	Short	(20)	08/28/2014	(73,130)
3-Month Aluminum	Long	42	08/29/2014	159,177
3-Month Aluminum	Short	(42)	08/29/2014	(160,916)
3-Month Aluminum	Long	6	09/02/2014	20,724
3-Month Aluminum	Short	(6)	09/02/2014	(19,761)
3-Month Aluminum	Long	6	09/03/2014	20,034
3-Month Aluminum	Short	(6)	09/03/2014	(22,025)
3-Month Aluminum	Long	3	09/04/2014	12,102
3-Month Aluminum	Short	(3)	09/04/2014	(12,520)
3-Month Aluminum	Long	16	09/05/2014	56,514
3-Month Aluminum	Short	(16)	09/05/2014	(58,433)
3-Month Aluminum	Long	1	09/09/2014	2,392
3-Month Aluminum	Short	(1)	09/09/2014	(2,185)
3-Month Aluminum	Long	1	09/19/2014	2,290
3-Month Aluminum	Short	(1)	09/19/2014	(2,318)
3-Month Aluminum	Long	3	09/23/2014	6,924
3-Month Aluminum	Short	(3)	09/23/2014	(6,592)
3-Month Aluminum	Long	3	09/24/2014	7,693
3-Month Aluminum	Short	(3)	09/24/2014	(7,219)
3-Month Aluminum	Long	1	09/25/2014	1,957
3-Month Aluminum	Short	(1)	09/25/2014	(1,905)
3-Month Canadian Bankers’ Acceptance	Short	(112)	12/15/2014	(452)
3-Month Canadian Bankers’ Acceptance	Long	13	03/16/2015	(390)
3-Month Copper	Long	9	08/13/2014	57,676
3-Month Copper	Short	(9)	08/13/2014	(58,565)
3-Month Copper	Long	11	08/14/2014	67,572
3-Month Copper	Short	(11)	08/14/2014	(61,776)
3-Month Copper	Long	9	08/15/2014	48,167
3-Month Copper	Short	(9)	08/15/2014	(46,575)
3-Month Copper	Long	5	08/15/2014	31,959
3-Month Copper	Short	(5)	08/15/2014	(18,000)
3-Month Copper	Long	1	08/20/2014	4,805
3-Month Copper	Short	(1)	08/20/2014	(6,588)
3-Month Copper	Long	1	08/22/2014	5,443
3-Month Copper	Short	(1)	08/22/2014	(4,944)
3-Month Copper	Long	13	08/28/2014	51,985
3-Month Copper	Short	(13)	08/28/2014	(49,530)
3-Month Copper	Long	21	08/29/2014	121,024
3-Month Copper	Short	(21)	08/29/2014	(134,502)
3-Month Copper	Long	1	09/03/2014	5,491
3-Month Copper	Short	(1)	09/03/2014	(6,302)
3-Month Copper	Long	4	09/04/2014	30,961
3-Month Copper	Short	(4)	09/04/2014	(34,694)
3-Month Copper	Long	1	09/25/2014	5,710
3-Month Copper	Short	(1)	09/25/2014	(5,977)
3-Month Copper	Long	9	09/26/2014	38,038
3-Month Copper	Short	(9)	09/26/2014	(40,114)
3-Month Copper	Long	3	09/30/2014	13,773
3-Month Copper	Short	(3)	09/30/2014	(13,739)
3-Month Copper	Long	6	10/01/2014	15,474
3-Month Copper	Short	(6)	10/01/2014	(16,208)
3-Month Copper	Long	5	10/02/2014	13,365
3-Month Copper	Short	(5)	10/02/2014	(12,864)
3-Month Copper	Long	8	10/03/2014	(3,832)
3-Month Copper	Short	(8)	10/03/2014	(754)
3-Month Copper	Long	18	10/08/2014	(24,836)
3-Month Copper	Short	(18)	10/08/2014	18,765
3-Month Copper	Long	4	10/09/2014	(3,177)
3-Month Copper	Short	(4)	10/09/2014	3,590
3-Month EURIBOR	Long	57	12/15/2014	(6,352)
3-Month EURIBOR	Long	222	03/16/2015	3,671
3-Month EURIBOR	Long	309	06/15/2015	26,804
3-Month EURIBOR	Long	386	09/14/2015	59,035
3-Month EURIBOR	Long	386	12/14/2015	144,549
3-Month EURIBOR	Long	389	03/14/2016	230,558
3-Month EURIBOR	Long	394	06/13/2016	61,397

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACTS (continued): (E) (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Euroswiss	Short	(139)	12/15/2014	$9,993
3-Month Euroswiss	Short	(16)	03/16/2015	(165)
3-Month Nickel	Long	4	08/06/2014	(2,703)
3-Month Nickel	Short	(4)	08/06/2014	1,797
3-Month Nickel	Long	2	08/07/2014	(1,654)
3-Month Nickel	Short	(2)	08/07/2014	1,534
3-Month Nickel	Long	1	09/05/2014	(3,673)
3-Month Nickel	Short	(1)	09/05/2014	3,962
3-Month Nickel	Long	2	09/09/2014	(4,964)
3-Month Nickel	Short	(2)	09/09/2014	3,158
3-Month Nickel	Long	2	09/10/2014	(1,473)
3-Month Nickel	Short	(2)	09/10/2014	3,390
3-Month Nickel	Long	1	09/11/2014	979
3-Month Nickel	Short	(1)	09/11/2014	792
3-Month Nickel	Long	2	09/18/2014	(3,130)
3-Month Nickel	Short	(2)	09/18/2014	6,982
3-Month Nickel	Long	1	10/30/2014	(575)
3-Month Nickel	Short	(1)	10/30/2014	447
3-Month Nickel	Long	2	10/31/2014	(6,540)
3-Month Nickel	Short	(2)	10/31/2014	6,073
3-Month Sterling	Short	(286)	12/17/2014	(59,437)
3-Month Sterling	Short	(281)	03/18/2015	(62,976)
3-Month Sterling	Short	(264)	06/17/2015	(62,051)
3-Month Sterling	Short	(278)	09/16/2015	(55,361)
3-Month Sterling	Short	(286)	12/16/2015	(41,991)
3-Month Sterling	Short	(262)	03/16/2016	(44,107)
3-Month Sterling	Short	(243)	06/15/2016	(48,410)
3-Month Zinc	Long	3	09/12/2014	20,005
3-Month Zinc	Short	(3)	09/12/2014	(20,338)
3-Month Zinc	Long	18	09/19/2014	88,981
3-Month Zinc	Short	(18)	09/19/2014	(89,176)
3-Month Zinc	Long	9	09/23/2014	39,749
3-Month Zinc	Short	(9)	09/23/2014	(39,562)
3-Month Zinc	Long	3	09/24/2014	13,495
3-Month Zinc	Short	(3)	09/24/2014	(12,846)
3-Month Zinc	Long	1	09/26/2014	4,449
3-Month Zinc	Short	(1)	09/26/2014	(4,304)
3-Month Zinc	Long	1	09/30/2014	4,269
3-Month Zinc	Short	(1)	09/30/2014	(4,352)
3-Month Zinc	Long	1	10/02/2014	4,479
3-Month Zinc	Short	(1)	10/02/2014	(4,411)
3-Year Australian Treasury Bond	Long	725	09/15/2014	116,669
5-Year U.S. Treasury Note	Long	280	09/30/2014	(134,965)
90-Day Eurodollar	Short	(25)	12/15/2014	(651)
90-Day Eurodollar	Short	(176)	03/16/2015	1,365
90-Day Eurodollar	Short	(228)	06/15/2015	6,743
90-Day Eurodollar	Short	(241)	09/14/2015	9,208
90-Day Eurodollar	Short	(145)	12/14/2015	2,527
90-Day Eurodollar	Short	(49)	03/14/2016	(1,192)
90-Day Eurodollar	Long	57	06/13/2016	(22,714)
Aluminum	Long	34	09/17/2014	108,350
Aluminum	Short	(26)	09/17/2014	(94,275)
Amsterdam Exchanges Index	Long	112	08/15/2014	(76,630)
CAC 40 Index	Long	88	08/15/2014	(118,420)
Cocoa	Long	3	09/15/2014	3,683
Cocoa	Long	4	09/15/2014	4,758
Cocoa	Long	18	12/12/2014	8,308
Cocoa	Long	15	12/15/2014	3,629
Coffee “C”	Long	3	09/18/2014	18,026
Copper	Long	61	09/17/2014	103,163
Copper	Short	(21)	09/17/2014	(132,300)
Copper	Long	73	09/26/2014	(68,582)
Corn	Short	(392)	09/12/2014	1,641,443
Cotton No. 2	Short	(112)	12/08/2014	789,202
DAX Index	Long	26	09/19/2014	(418,859)
DJIA Mini Index	Long	278	09/19/2014	(362,973)
EURO STOXX 50 Index	Long	219	09/19/2014	(430,028)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACTS (continued): (E) (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
FTSE 100 Index	Long	133	09/19/2014	$(127,459)
FTSE JSE Top 40 Index	Long	160	09/18/2014	17,735
FTSE MIB Index	Long	9	09/19/2014	(70,000)
Gas Oil	Short	(125)	09/11/2014	17,998
German Euro Bund	Long	166	09/08/2014	637,965
German Euro BUXL	Long	101	09/08/2014	695,364
German Euro Schatz	Long	62	09/08/2014	(2,077)
Hang Seng Index	Long	5	08/28/2014	15,306
IBEX 35 Index	Long	48	08/15/2014	56,107
KC HRW Wheat	Short	(29)	09/12/2014	76,521
KOSPI 200 Index	Long	34	09/11/2014	101,560
Long U.S. Treasury Bond	Long	166	09/19/2014	160,351
MSCI Singapore Index Futures	Long	103	08/28/2014	44,867
NASDAQ 100 E-Mini Index	Long	295	09/19/2014	478,586
Natural Gas	Short	(34)	08/27/2014	(15,482)
New York Harbor ULSD	Short	(92)	08/29/2014	(72,521)
Nickel	Long	29	09/17/2014	(118,731)
Nickel	Short	(11)	09/17/2014	19,515
Platinum	Long	47	10/29/2014	(76,137)
RBOB Gasoline	Short	(26)	08/29/2014	57,385
Russell 2000 Mini Index	Long	63	09/19/2014	(409,362)
S&P 500 E-Mini Index	Long	231	09/19/2014	(125,004)
S&P Midcap 400 E-Mini Index	Long	105	09/19/2014	(408,075)
S&P/TSX 60 Index	Long	195	09/18/2014	819,467
SGX CNX Nifty Index	Long	286	08/28/2014	(38,062)
Silver	Long	8	09/26/2014	(28,327)
Soybean	Short	(19)	11/14/2014	16,337
Soybean Oil	Short	(112)	12/12/2014	110,577
SPI 200 Index	Long	182	09/18/2014	558,778
Sugar #11	Short	(732)	09/30/2014	611,392
TOPIX Index	Long	123	09/11/2014	452,631
U.K. Long Gilt Bond	Long	174	09/26/2014	(23,336)
Wheat	Short	(117)	09/12/2014	399,339
Zinc	Long	54	09/15/2014	292,271

				$6,070,423

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	(3,390,500)	09/17/2014	$(3,171,027)	$30,925
AUD	CSFB	(3,500)	09/17/2014	(3,264)	23
AUD	CSFB	2,838,000	09/17/2014	2,651,720	(23,315)
AUD	CSFB	629,000	09/17/2014	584,139	(1,592)
AUD	CSFB	6,155,000	09/17/2014	5,655,225	45,210
AUD	CSFB	3,975,500	09/17/2014	3,662,129	19,769
AUD	CSFB	450,000	09/17/2014	414,075	2,691
AUD	CSFB	511,000	09/17/2014	471,094	2,167
AUD	CSFB	646,000	09/17/2014	599,288	(997)
AUD	CSFB	1,799,000	09/17/2014	1,673,397	(7,258)
AUD	CSFB	3,674,000	09/17/2014	3,388,170	14,495
AUD	CSFB	5,145,000	09/17/2014	4,755,241	9,786
AUD	CSFB	1,974,000	09/17/2014	1,841,582	(13,368)
AUD	CSFB	1,514,000	09/17/2014	1,413,536	(11,349)
AUD	CSFB	80,000	09/17/2014	74,857	(765)
AUD	CSFB	85,000	09/17/2014	79,406	(683)
AUD	CSFB	40,000	09/17/2014	37,184	(138)
AUD	CSFB	30,000	09/17/2014	27,844	(59)
AUD	CSFB	5,000	09/17/2014	4,683	(52)
AUD	CSFB	726,000	09/17/2014	678,706	(6,323)
AUD	CSFB	2,602,500	09/17/2014	2,441,070	(30,773)
AUD	CSFB	1,812,500	09/17/2014	1,694,053	(15,412)
AUD	CSFB	30,000	09/17/2014	27,926	(142)
AUD	CSFB	30,000	09/17/2014	27,960	(176)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	3,767,500	09/17/2014	$3,526,638	$(37,379)
AUD	CSFB	(1,505,033)	09/17/2014	(1,384,312)	(9,570)
AUD	CSFB	(1,003,301)	09/17/2014	(922,856)	(6,348)
AUD	CSFB	(3,567,166)	09/17/2014	(3,281,781)	(21,939)
AUD	CSFB	(22,500)	09/17/2014	(21,057)	219
AUD	CSFB	(2,714,500)	09/17/2014	(2,543,880)	29,854
AUD	CSFB	(1,599,000)	09/17/2014	(1,495,054)	14,145
AUD	CSFB	5,499,500	09/17/2014	5,140,130	(46,785)
AUD	CSFB	4,703,000	09/17/2014	4,396,362	(40,693)
AUD	CSFB	3,198,000	09/17/2014	2,992,000	(30,182)
AUD	CSFB	5,287,500	09/17/2014	4,976,720	(79,718)
AUD	CSFB	6,425,000	09/17/2014	6,046,186	(95,691)
AUD	CSFB	7,022,000	09/17/2014	6,584,174	(80,770)
AUD	CSFB	5,035,000	09/17/2014	4,713,420	(50,270)
AUD	CSFB	(1,261,000)	09/17/2014	(1,185,735)	17,864
AUD	CSFB	(115,000)	09/17/2014	(108,267)	1,760
AUD	CSFB	(9,294,500)	09/17/2014	(8,692,090)	84,017
AUD	CSFB	(2,245,500)	09/17/2014	(2,101,151)	21,488
AUD	CSFB	(1,100,000)	09/17/2014	(1,026,063)	7,301
AUD	CSFB	(1,866,000)	09/17/2014	(1,745,328)	17,138
AUD	RBS	(3,390,500)	09/17/2014	(3,170,963)	30,862
AUD	RBS	(3,500)	09/17/2014	(3,264)	23
AUD	RBS	2,838,000	09/17/2014	2,651,711	(23,305)
AUD	RBS	629,000	09/17/2014	584,141	(1,594)
AUD	RBS	6,155,000	09/17/2014	5,655,123	45,312
AUD	RBS	3,975,500	09/17/2014	3,662,167	19,731
AUD	RBS	450,000	09/17/2014	414,077	2,689
AUD	RBS	511,000	09/17/2014	471,090	2,171
AUD	RBS	646,000	09/17/2014	599,297	(1,006)
AUD	RBS	1,799,000	09/17/2014	1,673,402	(7,263)
AUD	RBS	1,974,000	09/17/2014	1,841,603	(13,389)
AUD	RBS	3,674,000	09/17/2014	3,388,102	14,562
AUD	RBS	5,145,000	09/17/2014	4,755,352	9,675
AUD	RBS	1,514,000	09/17/2014	1,413,544	(11,358)
AUD	RBS	80,000	09/17/2014	74,858	(766)
AUD	RBS	85,000	09/17/2014	79,406	(684)
AUD	RBS	40,000	09/17/2014	37,185	(139)
AUD	RBS	30,000	09/17/2014	27,844	(60)
AUD	RBS	5,000	09/17/2014	4,683	(52)
AUD	RBS	726,000	09/17/2014	678,718	(6,335)
AUD	RBS	2,602,500	09/17/2014	2,441,145	(30,847)
AUD	RBS	1,812,500	09/17/2014	1,694,167	(15,525)
AUD	RBS	30,000	09/17/2014	27,927	(142)
AUD	RBS	30,000	09/17/2014	27,961	(176)
AUD	RBS	3,767,500	09/17/2014	3,526,663	(37,404)
AUD	RBS	(1,505,032)	09/17/2014	(1,384,306)	(9,575)
AUD	RBS	(1,003,300)	09/17/2014	(922,855)	(6,348)
AUD	RBS	(3,567,168)	09/17/2014	(3,281,770)	(21,952)
AUD	RBS	(22,500)	09/17/2014	(21,057)	218
AUD	RBS	(2,714,500)	09/17/2014	(2,543,829)	29,803
AUD	RBS	(1,599,000)	09/17/2014	(1,495,031)	14,122
AUD	RBS	5,499,500	09/17/2014	5,140,156	(46,810)
AUD	RBS	4,703,000	09/17/2014	4,396,361	(40,691)
AUD	RBS	3,198,000	09/17/2014	2,992,008	(30,190)
AUD	RBS	5,287,500	09/17/2014	4,976,798	(79,795)
AUD	RBS	6,425,000	09/17/2014	6,046,203	(95,708)
AUD	RBS	7,022,000	09/17/2014	6,584,179	(80,775)
AUD	RBS	5,035,000	09/17/2014	4,713,519	(50,369)
AUD	RBS	(1,261,000)	09/17/2014	(1,185,728)	17,857
AUD	RBS	(115,000)	09/17/2014	(108,266)	1,759
AUD	RBS	(9,294,500)	09/17/2014	(8,692,075)	84,001
AUD	RBS	(2,245,500)	09/17/2014	(2,101,127)	21,464
AUD	RBS	(1,866,000)	09/17/2014	(1,745,312)	17,122
AUD	RBS	(1,100,000)	09/17/2014	(1,026,048)	7,286
BRL	CSFB	(50,000)	09/17/2014	(22,190)	456
BRL	CSFB	(50,000)	09/17/2014	(22,117)	384
BRL	CSFB	(50,000)	09/17/2014	(22,119)	386

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	CSFB	50,000	09/17/2014	$22,052	$(318)
BRL	CSFB	50,000	09/17/2014	21,820	(86)
BRL	CSFB	2,693,522	09/17/2014	1,156,621	14,167
BRL	CSFB	1,618,476	09/17/2014	694,450	9,049
BRL	CSFB	815,145	09/17/2014	345,666	8,651
BRL	CSFB	1,086,860	09/17/2014	464,572	7,851
BRL	CSFB	1,063,233	09/17/2014	461,245	908
BRL	CSFB	791,518	09/17/2014	344,485	(437)
BRL	CSFB	1,583,035	09/17/2014	690,472	(2,377)
BRL	CSFB	553,211	09/17/2014	241,315	(852)
BRL	CSFB	150,000	09/17/2014	66,094	(894)
BRL	CSFB	450,000	09/17/2014	199,337	(3,736)
BRL	CSFB	50,000	09/17/2014	22,302	(568)
BRL	CSFB	50,000	09/17/2014	22,124	(391)
BRL	CSFB	50,000	09/17/2014	22,144	(410)
BRL	CSFB	150,000	09/17/2014	65,732	(532)
BRL	CSFB	50,000	09/17/2014	22,133	(399)
BRL	CSFB	(800,000)	09/17/2014	(347,900)	165
BRL	CSFB	(50,000)	09/17/2014	(21,788)	54
BRL	CSFB	(150,000)	09/17/2014	(64,133)	(1,068)
BRL	CSFB	(300,000)	09/17/2014	(129,772)	(629)
BRL	CSFB	(100,000)	09/17/2014	(43,554)	87
BRL	CSFB	(50,000)	09/17/2014	(22,119)	386
BRL	CSFB	(50,000)	09/17/2014	(22,250)	517
BRL	CSFB	50,000	09/17/2014	22,181	(448)
BRL	CSFB	50,000	09/17/2014	22,178	(445)
BRL	RBS	(50,000)	09/17/2014	(22,189)	456
BRL	RBS	(50,000)	09/17/2014	(22,117)	383
BRL	RBS	(50,000)	09/17/2014	(22,119)	385
BRL	RBS	50,000	09/17/2014	22,052	(319)
BRL	RBS	50,000	09/17/2014	21,820	(86)
BRL	RBS	2,693,523	09/17/2014	1,156,614	14,174
BRL	RBS	1,618,477	09/17/2014	694,446	9,054
BRL	RBS	815,145	09/17/2014	345,664	8,653
BRL	RBS	1,086,860	09/17/2014	464,569	7,854
BRL	RBS	1,063,232	09/17/2014	461,242	911
BRL	RBS	791,517	09/17/2014	344,482	(435)
BRL	RBS	1,583,036	09/17/2014	690,468	(2,373)
BRL	RBS	553,210	09/17/2014	241,313	(850)
BRL	RBS	150,000	09/17/2014	66,095	(895)
BRL	RBS	450,000	09/17/2014	199,339	(3,739)
BRL	RBS	50,000	09/17/2014	22,302	(569)
BRL	RBS	50,000	09/17/2014	22,124	(391)
BRL	RBS	50,000	09/17/2014	22,144	(411)
BRL	RBS	150,000	09/17/2014	65,733	(533)
BRL	RBS	200,000	09/17/2014	88,554	(1,621)
BRL	RBS	50,000	09/17/2014	22,133	(400)
BRL	RBS	(800,000)	09/17/2014	(347,895)	161
BRL	RBS	(50,000)	09/17/2014	(21,787)	54
BRL	RBS	(100,000)	09/17/2014	(42,535)	(932)
BRL	RBS	(150,000)	09/17/2014	(64,132)	(1,068)
BRL	RBS	(300,000)	09/17/2014	(129,769)	(631)
BRL	RBS	(100,000)	09/17/2014	(43,553)	87
BRL	RBS	(50,000)	09/17/2014	(22,119)	385
BRL	RBS	(50,000)	09/17/2014	(22,249)	516
BRL	RBS	50,000	09/17/2014	22,182	(448)
BRL	RBS	100,000	09/17/2014	44,014	(547)
BRL	RBS	50,000	09/17/2014	22,178	(445)
BRL	RBS	(100,000)	09/17/2014	(44,150)	683
CAD	CSFB	(490,000)	09/17/2014	(455,704)	6,817
CAD	CSFB	(992,500)	09/17/2014	(924,437)	15,212
CAD	CSFB	(1,142,000)	09/17/2014	(1,062,701)	16,520
CAD	CSFB	(1,694,000)	09/17/2014	(1,573,736)	21,871
CAD	CSFB	(847,000)	09/17/2014	(782,564)	6,631
CAD	CSFB	(3,899,500)	09/17/2014	(3,603,425)	31,111
CAD	CSFB	(3,822,500)	09/17/2014	(3,513,633)	11,858
CAD	CSFB	(5,531,000)	09/17/2014	(5,061,676)	(5,248)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	CSFB	4,933,000	09/17/2014	$4,529,352	$(10,253)
CAD	CSFB	508,000	09/17/2014	466,585	(1,208)
CAD	CSFB	2,297,000	09/17/2014	2,111,349	(7,077)
CAD	CSFB	569,500	09/17/2014	523,093	(1,376)
CAD	CSFB	515,500	09/17/2014	473,903	(1,655)
CAD	CSFB	798,500	09/17/2014	733,231	(1,729)
CAD	CSFB	631,000	09/17/2014	581,927	(3,871)
CAD	CSFB	888,000	09/17/2014	819,003	(5,510)
CAD	CSFB	2,494,500	09/17/2014	2,320,676	(35,476)
CAD	CSFB	2,293,500	09/17/2014	2,135,094	(34,029)
CAD	CSFB	1,012,500	09/17/2014	940,127	(12,580)
CAD	CSFB	846,500	09/17/2014	788,642	(13,167)
CAD	CSFB	480,500	09/17/2014	448,764	(8,580)
CAD	CSFB	608,000	09/17/2014	568,031	(11,045)
CAD	CSFB	1,336,000	09/17/2014	1,254,247	(30,344)
CAD	CSFB	1,782,500	09/17/2014	1,669,797	(36,857)
CAD	CSFB	1,810,500	09/17/2014	1,693,243	(34,653)
CAD	CSFB	(5,268,501)	09/17/2014	(4,824,720)	(1,729)
CAD	CSFB	(55,000)	09/17/2014	(50,169)	(217)
CAD	CSFB	(1,285,500)	09/17/2014	(1,172,010)	(5,631)
CAD	CSFB	(2,710,000)	09/17/2014	(2,475,706)	(6,913)
CAD	CSFB	(1,076,000)	09/17/2014	(982,616)	(3,102)
CAD	CSFB	2,730,000	09/17/2014	2,552,468	(51,528)
CAD	RBS	(490,000)	09/17/2014	(455,683)	6,797
CAD	RBS	(992,500)	09/17/2014	(924,431)	15,206
CAD	RBS	(1,142,000)	09/17/2014	(1,062,703)	16,522
CAD	RBS	(1,694,000)	09/17/2014	(1,573,733)	21,867
CAD	RBS	(847,000)	09/17/2014	(782,557)	6,624
CAD	RBS	(3,899,500)	09/17/2014	(3,603,424)	31,109
CAD	RBS	(3,822,500)	09/17/2014	(3,513,641)	11,866
CAD	RBS	(5,531,000)	09/17/2014	(5,061,627)	(5,297)
CAD	RBS	4,933,000	09/17/2014	4,529,379	(10,280)
CAD	RBS	508,000	09/17/2014	466,586	(1,210)
CAD	RBS	2,297,000	09/17/2014	2,111,348	(7,076)
CAD	RBS	569,500	09/17/2014	523,086	(1,369)
CAD	RBS	515,500	09/17/2014	473,919	(1,672)
CAD	RBS	798,500	09/17/2014	733,230	(1,727)
CAD	RBS	631,000	09/17/2014	581,930	(3,874)
CAD	RBS	888,000	09/17/2014	819,008	(5,515)
CAD	RBS	2,494,500	09/17/2014	2,320,700	(35,500)
CAD	RBS	2,293,500	09/17/2014	2,135,188	(34,124)
CAD	RBS	1,012,500	09/17/2014	940,128	(12,582)
CAD	RBS	846,500	09/17/2014	788,653	(13,178)
CAD	RBS	480,500	09/17/2014	448,765	(8,581)
CAD	RBS	608,000	09/17/2014	568,039	(11,053)
CAD	RBS	1,336,000	09/17/2014	1,254,250	(30,347)
CAD	RBS	1,782,500	09/17/2014	1,669,796	(36,856)
CAD	RBS	2,730,000	09/17/2014	2,552,481	(51,541)
CAD	RBS	1,810,500	09/17/2014	1,693,266	(34,675)
CAD	RBS	(5,268,501)	09/17/2014	(4,824,700)	(1,749)
CAD	RBS	(55,000)	09/17/2014	(50,168)	(217)
CAD	RBS	(1,285,500)	09/17/2014	(1,172,004)	(5,637)
CAD	RBS	(2,710,000)	09/17/2014	(2,475,725)	(6,894)
CAD	RBS	(1,076,000)	09/17/2014	(982,611)	(3,107)
CHF	CSFB	(103,059)	09/17/2014	(114,976)	1,530
CHF	CSFB	(103,059)	09/17/2014	(115,202)	1,756
CHF	CSFB	(174,882)	09/17/2014	(195,456)	2,948
CHF	RBS	(13,000)	09/17/2014	(14,519)	208
CHF	RBS	(7,000)	09/17/2014	(7,793)	87
CHF	RBS	(61,000)	09/17/2014	(67,998)	850
CHF	RBS	15,000	09/17/2014	16,705	(193)
CHF	RBS	833,000	09/17/2014	931,455	(14,499)
CHF	RBS	12,000	09/17/2014	13,386	(176)
CHF	RBS	4,000	09/17/2014	4,456	(53)
CHF	RBS	2,000	09/17/2014	2,237	(36)
CHF	RBS	(103,058)	09/17/2014	(114,975)	1,531
CHF	RBS	(103,059)	09/17/2014	(115,202)	1,756

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CHF	RBS	(174,883)	09/17/2014	$(195,458)	$2,949
CHF	RBS	(1,000)	09/17/2014	(1,120)	19
CHF	RBS	(8,000)	09/17/2014	(9,029)	223
CHF	RBS	(6,000)	09/17/2014	(6,753)	148
CHF	RBS	(23,000)	09/17/2014	(25,808)	490
CLP	CSFB	360,000,000	09/17/2014	649,823	(23,655)
CLP	CSFB	(162,251,930)	09/17/2014	(292,397)	10,183
CLP	CSFB	(216,335,907)	09/17/2014	(388,290)	12,005
CLP	CSFB	(108,167,953)	09/17/2014	(193,692)	5,549
CLP	CSFB	(108,167,953)	09/17/2014	(194,179)	6,036
CLP	CSFB	(108,167,953)	09/17/2014	(194,791)	6,648
CLP	CSFB	(176,908,304)	09/17/2014	(318,350)	10,644
CLP	RBS	360,000,000	09/17/2014	649,832	(23,664)
CLP	RBS	(162,251,930)	09/17/2014	(292,398)	10,185
CLP	RBS	(216,335,906)	09/17/2014	(388,290)	12,005
CLP	RBS	(108,167,953)	09/17/2014	(193,693)	5,551
CLP	RBS	(108,167,953)	09/17/2014	(194,180)	6,037
CLP	RBS	(108,167,953)	09/17/2014	(194,792)	6,649
CLP	RBS	(176,908,305)	09/17/2014	(318,352)	10,646
COP	CSFB	518,598,785	09/17/2014	270,035	4,844
COP	CSFB	361,401,215	09/17/2014	187,986	3,571
COP	CSFB	100,000,000	09/17/2014	52,938	66
COP	CSFB	100,000,000	09/17/2014	53,405	(401)
COP	CSFB	400,000,000	09/17/2014	214,479	(2,462)
COP	RBS	518,598,784	09/17/2014	270,033	4,846
COP	RBS	361,401,216	09/17/2014	187,985	3,573
COP	RBS	1,400,000,000	09/17/2014	728,029	14,029
COP	RBS	100,000,000	09/17/2014	52,939	65
COP	RBS	100,000,000	09/17/2014	53,405	(401)
COP	RBS	100,000,000	09/17/2014	53,622	(618)
COP	RBS	400,000,000	09/17/2014	214,482	(2,465)
CZK	CSFB	4,000,000	09/17/2014	198,376	(4,749)
CZK	CSFB	2,000,000	09/17/2014	99,612	(2,799)
CZK	CSFB	8,500,000	09/17/2014	424,533	(13,078)
CZK	CSFB	(86,050,000)	09/17/2014	(4,275,645)	110,265
CZK	RBS	4,000,000	09/17/2014	198,365	(4,739)
CZK	RBS	2,000,000	09/17/2014	99,608	(2,795)
CZK	RBS	8,500,000	09/17/2014	424,522	(13,066)
CZK	RBS	(86,050,000)	09/17/2014	(4,275,670)	110,290
EUR	CSFB	(2,796,500)	09/17/2014	(3,784,990)	39,751
EUR	CSFB	(3,686,000)	09/17/2014	(4,987,008)	50,497
EUR	CSFB	(3,238,000)	09/17/2014	(4,379,807)	43,284
EUR	CSFB	(3,263,500)	09/17/2014	(4,410,500)	39,826
EUR	CSFB	(5,557,500)	09/17/2014	(7,483,425)	40,490
EUR	CSFB	(7,700,500)	09/17/2014	(10,372,552)	59,584
EUR	CSFB	(3,203,500)	09/17/2014	(4,304,649)	14,331
EUR	CSFB	(4,378,000)	09/17/2014	(5,883,136)	19,858
EUR	CSFB	2,858,500	09/17/2014	3,828,489	(215)
EUR	CSFB	760,000	09/17/2014	1,034,974	(17,137)
EUR	CSFB	254,125	09/17/2014	345,970	(5,630)
EUR	CSFB	190,162	09/17/2014	259,362	(4,686)
EUR	CSFB	3,098,500	09/17/2014	4,217,167	(67,472)
EUR	CSFB	254,125	09/17/2014	346,408	(6,069)
EUR	CSFB	868,000	09/17/2014	1,181,312	(18,834)
EUR	CSFB	254,126	09/17/2014	344,802	(4,461)
EUR	CSFB	847,000	09/17/2014	1,152,405	(18,052)
EUR	CSFB	215,647	09/17/2014	293,490	(4,683)
EUR	CSFB	4,975,500	09/17/2014	6,772,598	(109,112)
EUR	CSFB	3,751,500	09/17/2014	5,099,411	(75,179)
EUR	CSFB	2,352,500	09/17/2014	3,202,993	(52,385)
EUR	CSFB	3,309,500	09/17/2014	4,506,058	(73,779)
EUR	CSFB	714,500	09/17/2014	974,317	(17,416)
EUR	CSFB	321,500	09/17/2014	438,413	(7,842)
EUR	CSFB	1,373,000	09/17/2014	1,874,164	(35,360)
EUR	CSFB	2,024,000	09/17/2014	2,771,412	(60,751)
EUR	CSFB	3,001,500	09/17/2014	4,103,400	(83,613)
EUR	CSFB	2,342,000	09/17/2014	3,199,900	(63,354)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CSFB	(600,000)	09/17/2014	$(815,695)	$12,139
EUR	CSFB	(152,500)	09/17/2014	(207,581)	3,344
EUR	CSFB	(1,011,000)	09/17/2014	(1,379,612)	25,620
EUR	CSFB	(684,500)	09/17/2014	(934,822)	18,099
EUR	CSFB	(785,000)	09/17/2014	(1,067,446)	16,127
EUR	CSFB	(1,778,000)	09/17/2014	(2,406,922)	25,718
EUR	CSFB	(1,049,500)	09/17/2014	(1,420,553)	15,000
EUR	CSFB	(2,083,500)	09/17/2014	(2,828,456)	38,109
EUR	CSFB	(1,077,500)	09/17/2014	(1,457,818)	14,766
EUR	CSFB	(1,719,500)	09/17/2014	(2,332,489)	29,632
EUR	CSFB	(47,000)	09/17/2014	(63,687)	742
EUR	CSFB	(1,078,500)	09/17/2014	(1,469,495)	25,103
EUR	CSFB	1,422,500	09/17/2014	1,936,858	(31,761)
EUR	CSFB	54,500	09/17/2014	73,896	(906)
EUR	CSFB	665,500	09/17/2014	896,216	(4,938)
EUR	CSFB	(4,810,500)	09/17/2014	(6,541,393)	98,885
EUR	CSFB	(312,500)	09/17/2014	(425,731)	7,212
EUR	CSFB	(410,000)	09/17/2014	(559,204)	10,108
EUR	RBS	(2,796,500)	09/17/2014	(3,784,939)	39,700
EUR	RBS	(3,686,000)	09/17/2014	(4,986,985)	50,475
EUR	RBS	(3,238,000)	09/17/2014	(4,379,771)	43,248
EUR	RBS	(3,263,500)	09/17/2014	(4,410,522)	39,849
EUR	RBS	(5,557,500)	09/17/2014	(7,483,335)	40,400
EUR	RBS	(7,700,500)	09/17/2014	(10,372,528)	59,560
EUR	RBS	(3,203,500)	09/17/2014	(4,304,588)	14,270
EUR	RBS	(4,378,000)	09/17/2014	(5,883,092)	19,814
EUR	RBS	2,858,500	09/17/2014	3,828,543	(270)
EUR	RBS	760,000	09/17/2014	1,034,976	(17,139)
EUR	RBS	163,000	09/17/2014	221,597	(3,298)
EUR	RBS	254,125	09/17/2014	345,970	(5,630)
EUR	RBS	190,161	09/17/2014	259,362	(4,687)
EUR	RBS	3,098,500	09/17/2014	4,217,143	(67,448)
EUR	RBS	254,125	09/17/2014	346,409	(6,070)
EUR	RBS	868,000	09/17/2014	1,181,322	(18,845)
EUR	RBS	722,000	09/17/2014	981,999	(15,054)
EUR	RBS	254,126	09/17/2014	344,803	(4,463)
EUR	RBS	847,000	09/17/2014	1,152,417	(18,064)
EUR	RBS	215,647	09/17/2014	293,491	(4,684)
EUR	RBS	7,000	09/17/2014	9,589	(214)
EUR	RBS	4,975,500	09/17/2014	6,772,673	(109,187)
EUR	RBS	3,751,500	09/17/2014	5,099,423	(75,191)
EUR	RBS	2,352,500	09/17/2014	3,203,002	(52,394)
EUR	RBS	3,309,500	09/17/2014	4,506,045	(73,766)
EUR	RBS	714,500	09/17/2014	974,314	(17,413)
EUR	RBS	321,500	09/17/2014	438,419	(7,847)
EUR	RBS	3,000	09/17/2014	4,095	(77)
EUR	RBS	1,373,000	09/17/2014	1,874,167	(35,363)
EUR	RBS	2,024,000	09/17/2014	2,771,455	(60,794)
EUR	RBS	3,001,500	09/17/2014	4,103,452	(83,664)
EUR	RBS	2,342,000	09/17/2014	3,199,936	(63,390)
EUR	RBS	(51,000)	09/17/2014	(69,947)	1,645
EUR	RBS	(600,000)	09/17/2014	(815,683)	12,127
EUR	RBS	(152,500)	09/17/2014	(207,578)	3,341
EUR	RBS	(1,011,000)	09/17/2014	(1,379,601)	25,609
EUR	RBS	(684,500)	09/17/2014	(934,812)	18,089
EUR	RBS	(785,000)	09/17/2014	(1,067,410)	16,092
EUR	RBS	(1,778,000)	09/17/2014	(2,406,890)	25,686
EUR	RBS	(1,049,500)	09/17/2014	(1,420,548)	14,995
EUR	RBS	(2,083,500)	09/17/2014	(2,828,456)	38,109
EUR	RBS	(1,077,500)	09/17/2014	(1,457,809)	14,757
EUR	RBS	(1,719,500)	09/17/2014	(2,332,461)	29,604
EUR	RBS	(47,000)	09/17/2014	(63,685)	740
EUR	RBS	(1,078,500)	09/17/2014	(1,469,484)	25,092
EUR	RBS	1,422,500	09/17/2014	1,936,885	(31,789)
EUR	RBS	54,500	09/17/2014	73,896	(906)
EUR	RBS	665,500	09/17/2014	896,211	(4,934)
EUR	RBS	(4,810,500)	09/17/2014	(6,541,339)	98,831

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	RBS	(312,500)	09/17/2014	$(425,725)	$7,206
EUR	RBS	(410,000)	09/17/2014	(559,195)	10,099
GBP	CSFB	(253,000)	09/17/2014	(433,097)	6,128
GBP	CSFB	(154,500)	09/17/2014	(263,505)	2,767
GBP	CSFB	(201,000)	09/17/2014	(344,190)	4,977
GBP	CSFB	(318,000)	09/17/2014	(544,191)	7,527
GBP	CSFB	(707,500)	09/17/2014	(1,209,446)	15,452
GBP	CSFB	(132,500)	09/17/2014	(226,216)	2,606
GBP	CSFB	(152,500)	09/17/2014	(260,192)	2,829
GBP	CSFB	(58,500)	09/17/2014	(99,783)	1,057
GBP	CSFB	(246,000)	09/17/2014	(419,021)	3,865
GBP	CSFB	(563,500)	09/17/2014	(956,429)	5,453
GBP	CSFB	(406,000)	09/17/2014	(689,151)	3,975
GBP	CSFB	(255,000)	09/17/2014	(432,160)	1,816
GBP	CSFB	(128,000)	09/17/2014	(216,678)	662
GBP	CSFB	(128,500)	09/17/2014	(217,147)	287
GBP	CSFB	8,735,223	09/17/2014	14,614,279	127,497
GBP	CSFB	8,735,222	09/17/2014	14,623,888	117,885
GBP	CSFB	8,735,224	09/17/2014	14,633,568	108,209
GBP	CSFB	8,570,831	09/17/2014	14,403,468	60,876
GBP	CSFB	116,500	09/17/2014	195,681	927
GBP	CSFB	86,500	09/17/2014	145,440	540
GBP	CSFB	55,500	09/17/2014	92,959	704
GBP	CSFB	3,000	09/17/2014	5,019	44
GBP	CSFB	130,000	09/17/2014	220,584	(1,193)
GBP	CSFB	700,500	09/17/2014	1,187,951	(5,770)
GBP	CSFB	661,000	09/17/2014	1,121,337	(5,818)
GBP	CSFB	707,000	09/17/2014	1,201,695	(8,545)
GBP	CSFB	319,500	09/17/2014	544,462	(5,266)
GBP	CSFB	151,500	09/17/2014	257,893	(2,218)
GBP	CSFB	213,500	09/17/2014	362,784	(2,476)
GBP	CSFB	76,500	09/17/2014	129,631	(528)
GBP	CSFB	129,000	09/17/2014	218,916	(1,212)
GBP	CSFB	270,500	09/17/2014	460,331	(3,828)
GBP	CSFB	5,000	09/17/2014	8,506	(68)
GBP	CSFB	8,000	09/17/2014	13,673	(172)
GBP	CSFB	383,500	09/17/2014	657,343	(10,139)
GBP	CSFB	161,000	09/17/2014	276,018	(4,310)
GBP	CSFB	475,000	09/17/2014	812,645	(11,023)
GBP	CSFB	(3,724,000)	09/17/2014	(6,215,000)	(69,714)
GBP	CSFB	(159,000)	09/17/2014	(266,236)	(2,096)
GBP	CSFB	(134,000)	09/17/2014	(224,417)	(1,724)
GBP	CSFB	(152,500)	09/17/2014	(254,635)	(2,728)
GBP	CSFB	(48,000)	09/17/2014	(80,342)	(664)
GBP	CSFB	(267,500)	09/17/2014	(449,205)	(2,234)
GBP	CSFB	(205,500)	09/17/2014	(345,498)	(1,309)
GBP	CSFB	(125,500)	09/17/2014	(214,850)	3,054
GBP	CSFB	(86,000)	09/17/2014	(147,058)	1,922
GBP	CSFB	(336,000)	09/17/2014	(575,146)	8,105
GBP	RBS	(253,000)	09/17/2014	(433,093)	6,124
GBP	RBS	(154,500)	09/17/2014	(263,499)	2,761
GBP	RBS	(201,000)	09/17/2014	(344,190)	4,977
GBP	RBS	(318,000)	09/17/2014	(544,186)	7,521
GBP	RBS	(707,500)	09/17/2014	(1,209,435)	15,441
GBP	RBS	(132,500)	09/17/2014	(226,214)	2,604
GBP	RBS	(152,500)	09/17/2014	(260,190)	2,827
GBP	RBS	(58,500)	09/17/2014	(99,782)	1,056
GBP	RBS	(246,000)	09/17/2014	(419,018)	3,863
GBP	RBS	(563,500)	09/17/2014	(956,427)	5,451
GBP	RBS	(406,000)	09/17/2014	(689,145)	3,969
GBP	RBS	(255,000)	09/17/2014	(432,159)	1,814
GBP	RBS	(128,000)	09/17/2014	(216,677)	661
GBP	RBS	(128,500)	09/17/2014	(217,145)	285
GBP	RBS	8,735,223	09/17/2014	14,614,220	127,555
GBP	RBS	8,735,223	09/17/2014	14,623,890	117,885
GBP	RBS	8,735,222	09/17/2014	14,633,506	108,268
GBP	RBS	8,570,831	09/17/2014	14,403,410	60,933

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	RBS	116,500	09/17/2014	$195,683	$925
GBP	RBS	86,500	09/17/2014	145,441	539
GBP	RBS	3,000	09/17/2014	5,019	44
GBP	RBS	55,500	09/17/2014	92,960	703
GBP	RBS	130,000	09/17/2014	220,586	(1,195)
GBP	RBS	700,500	09/17/2014	1,187,961	(5,781)
GBP	RBS	661,000	09/17/2014	1,121,347	(5,828)
GBP	RBS	707,000	09/17/2014	1,201,704	(8,553)
GBP	RBS	319,500	09/17/2014	544,469	(5,273)
GBP	RBS	151,500	09/17/2014	257,895	(2,220)
GBP	RBS	213,500	09/17/2014	362,786	(2,478)
GBP	RBS	76,500	09/17/2014	129,632	(529)
GBP	RBS	129,000	09/17/2014	218,919	(1,215)
GBP	RBS	270,500	09/17/2014	460,336	(3,834)
GBP	RBS	5,000	09/17/2014	8,506	(68)
GBP	RBS	8,000	09/17/2014	13,674	(173)
GBP	RBS	383,500	09/17/2014	657,350	(10,146)
GBP	RBS	161,000	09/17/2014	276,020	(4,313)
GBP	RBS	475,000	09/17/2014	812,652	(11,030)
GBP	RBS	(3,724,000)	09/17/2014	(6,214,895)	(69,818)
GBP	RBS	(159,000)	09/17/2014	(266,228)	(2,105)
GBP	RBS	(134,000)	09/17/2014	(224,416)	(1,726)
GBP	RBS	(152,500)	09/17/2014	(254,627)	(2,735)
GBP	RBS	(48,000)	09/17/2014	(80,340)	(666)
GBP	RBS	(267,500)	09/17/2014	(449,190)	(2,249)
GBP	RBS	(205,500)	09/17/2014	(345,495)	(1,312)
GBP	RBS	(125,500)	09/17/2014	(214,846)	3,049
GBP	RBS	(86,000)	09/17/2014	(147,053)	1,917
GBP	RBS	(336,000)	09/17/2014	(575,141)	8,100
HKD	CSFB	362,000	09/17/2014	46,700	13
HKD	RBS	2,916,000	09/17/2014	376,297	(15)
HKD	RBS	362,000	09/17/2014	46,700	13
HKD	RBS	134,000	09/17/2014	17,285	7
HKD	RBS	1,233,000	09/17/2014	159,097	10
HUF	CSFB	157,364,127	09/17/2014	704,157	(34,114)
HUF	CSFB	157,364,126	09/17/2014	700,552	(30,509)
HUF	CSFB	159,132,263	09/17/2014	707,385	(29,813)
HUF	CSFB	120,233,265	09/17/2014	533,994	(22,050)
HUF	CSFB	133,906,219	09/17/2014	601,316	(31,154)
HUF	CSFB	(10,000,000)	09/17/2014	(44,028)	1,449
HUF	CSFB	(45,000,000)	09/17/2014	(197,789)	6,182
HUF	CSFB	(30,000,000)	09/17/2014	(131,874)	4,137
HUF	CSFB	(40,000,000)	09/17/2014	(175,730)	5,414
HUF	CSFB	(25,000,000)	09/17/2014	(110,805)	4,357
HUF	CSFB	(20,000,000)	09/17/2014	(88,698)	3,540
HUF	CSFB	(10,000,000)	09/17/2014	(44,425)	1,846
HUF	CSFB	(25,000,000)	09/17/2014	(110,642)	4,194
HUF	CSFB	(95,000,000)	09/17/2014	(419,356)	14,854
HUF	CSFB	(120,000,000)	09/17/2014	(527,076)	16,126
HUF	CSFB	(100,000,000)	09/17/2014	(439,130)	13,338
HUF	CSFB	(80,000,000)	09/17/2014	(350,514)	9,881
HUF	CSFB	(145,000,000)	09/17/2014	(632,656)	15,258
HUF	CSFB	(110,000,000)	09/17/2014	(479,458)	11,088
HUF	CSFB	(90,000,000)	09/17/2014	(393,638)	10,426
HUF	RBS	157,364,126	09/17/2014	704,153	(34,110)
HUF	RBS	157,364,128	09/17/2014	700,548	(30,505)
HUF	RBS	159,132,263	09/17/2014	707,380	(29,808)
HUF	RBS	120,233,266	09/17/2014	533,990	(22,047)
HUF	RBS	133,906,217	09/17/2014	601,312	(31,151)
HUF	RBS	(10,000,000)	09/17/2014	(44,024)	1,445
HUF	RBS	(45,000,000)	09/17/2014	(197,768)	6,162
HUF	RBS	(30,000,000)	09/17/2014	(131,868)	4,131
HUF	RBS	(40,000,000)	09/17/2014	(175,726)	5,409
HUF	RBS	(25,000,000)	09/17/2014	(110,783)	4,335
HUF	RBS	(20,000,000)	09/17/2014	(88,682)	3,524
HUF	RBS	(10,000,000)	09/17/2014	(44,425)	1,846
HUF	RBS	(25,000,000)	09/17/2014	(110,642)	4,194

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
HUF	RBS	(95,000,000)	09/17/2014	$(419,338)	$14,836
HUF	RBS	(120,000,000)	09/17/2014	(527,017)	16,067
HUF	RBS	(100,000,000)	09/17/2014	(439,119)	13,328
HUF	RBS	(80,000,000)	09/17/2014	(350,323)	9,690
HUF	RBS	(145,000,000)	09/17/2014	(632,731)	15,333
HUF	RBS	(110,000,000)	09/17/2014	(479,458)	11,088
HUF	RBS	(90,000,000)	09/17/2014	(393,633)	10,421
IDR	CSFB	(2,650,000,000)	09/17/2014	(220,514)	(6,380)
IDR	CSFB	(3,171,243,712)	09/17/2014	(263,001)	(8,522)
IDR	CSFB	(5,200,000,000)	09/17/2014	(430,905)	(14,321)
IDR	CSFB	(2,028,756,288)	09/17/2014	(169,276)	(4,427)
IDR	CSFB	(4,150,000,000)	09/17/2014	(346,293)	(9,031)
IDR	CSFB	(100,000,000)	09/17/2014	(8,393)	(169)
IDR	CSFB	(1,150,000,000)	09/17/2014	(96,153)	(2,310)
IDR	CSFB	(2,000,000,000)	09/17/2014	(166,388)	(4,852)
IDR	CSFB	(1,900,000,000)	09/17/2014	(156,249)	(6,430)
IDR	CSFB	(900,000,000)	09/17/2014	(74,595)	(2,463)
IDR	CSFB	(450,000,000)	09/17/2014	(37,067)	(1,462)
IDR	CSFB	600,000,000	09/17/2014	51,586	(214)
IDR	CSFB	3,550,000,000	09/17/2014	306,363	(2,411)
IDR	CSFB	3,650,000,000	09/17/2014	314,983	(2,469)
IDR	CSFB	2,150,000,000	09/17/2014	184,471	(388)
IDR	RBS	(2,650,000,000)	09/17/2014	(220,516)	(6,377)
IDR	RBS	(3,171,243,712)	09/17/2014	(262,999)	(8,524)
IDR	RBS	(5,200,000,000)	09/17/2014	(430,899)	(14,327)
IDR	RBS	(2,028,756,288)	09/17/2014	(169,275)	(4,428)
IDR	RBS	(4,150,000,000)	09/17/2014	(346,288)	(9,036)
IDR	RBS	(100,000,000)	09/17/2014	(8,393)	(169)
IDR	RBS	(900,000,000)	09/17/2014	(75,662)	(1,396)
IDR	RBS	(1,150,000,000)	09/17/2014	(96,152)	(2,311)
IDR	RBS	(2,000,000,000)	09/17/2014	(166,389)	(4,851)
IDR	RBS	(1,900,000,000)	09/17/2014	(156,247)	(6,432)
IDR	RBS	(900,000,000)	09/17/2014	(74,594)	(2,464)
IDR	RBS	(450,000,000)	09/17/2014	(37,067)	(1,462)
IDR	RBS	600,000,000	09/17/2014	51,588	(216)
IDR	RBS	3,550,000,000	09/17/2014	306,367	(2,415)
IDR	RBS	3,650,000,000	09/17/2014	314,987	(2,473)
IDR	RBS	2,150,000,000	09/17/2014	184,474	(390)
ILS	CSFB	(150,000)	09/17/2014	(43,794)	(7)
ILS	CSFB	(950,000)	09/17/2014	(277,043)	(362)
ILS	CSFB	(300,000)	09/17/2014	(87,468)	(134)
ILS	CSFB	(400,000)	09/17/2014	(116,741)	(61)
ILS	CSFB	3,918,472	09/17/2014	1,126,775	17,441
ILS	CSFB	3,918,472	09/17/2014	1,131,532	12,684
ILS	CSFB	5,199,512	09/17/2014	1,500,893	17,394
ILS	CSFB	3,563,545	09/17/2014	1,030,320	10,256
ILS	CSFB	800,000	09/17/2014	232,316	1,289
ILS	CSFB	800,000	09/17/2014	231,951	1,653
ILS	CSFB	900,000	09/17/2014	262,016	789
ILS	CSFB	250,000	09/17/2014	72,655	346
ILS	CSFB	500,000	09/17/2014	145,689	314
ILS	CSFB	1,250,000	09/17/2014	364,190	817
ILS	CSFB	700,000	09/17/2014	203,674	729
ILS	CSFB	500,000	09/17/2014	145,788	215
ILS	CSFB	550,000	09/17/2014	160,513	90
ILS	CSFB	350,000	09/17/2014	102,141	61
ILS	CSFB	550,000	09/17/2014	160,302	301
ILS	CSFB	(3,650,000)	09/17/2014	(1,048,729)	(17,092)
ILS	CSFB	(600,000)	09/17/2014	(172,279)	(2,925)
ILS	CSFB	(150,000)	09/17/2014	(43,287)	(514)
ILS	CSFB	(200,000)	09/17/2014	(57,731)	(670)
ILS	CSFB	(350,000)	09/17/2014	(101,041)	(1,161)
ILS	RBS	(150,000)	09/17/2014	(43,775)	(26)
ILS	RBS	(950,000)	09/17/2014	(277,062)	(343)
ILS	RBS	(300,000)	09/17/2014	(87,362)	(240)
ILS	RBS	(400,000)	09/17/2014	(116,751)	(52)
ILS	RBS	3,918,472	09/17/2014	1,126,775	17,441

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
ILS	RBS	3,918,472	09/17/2014	$1,131,525	$12,691
ILS	RBS	5,199,510	09/17/2014	1,500,883	17,403
ILS	RBS	3,563,546	09/17/2014	1,030,314	10,262
ILS	RBS	800,000	09/17/2014	232,316	1,288
ILS	RBS	800,000	09/17/2014	231,948	1,656
ILS	RBS	900,000	09/17/2014	262,372	433
ILS	RBS	250,000	09/17/2014	72,749	253
ILS	RBS	500,000	09/17/2014	145,693	310
ILS	RBS	1,250,000	09/17/2014	364,182	825
ILS	RBS	700,000	09/17/2014	203,676	728
ILS	RBS	500,000	09/17/2014	145,784	219
ILS	RBS	550,000	09/17/2014	160,516	87
ILS	RBS	350,000	09/17/2014	102,290	(88)
ILS	RBS	550,000	09/17/2014	160,299	304
ILS	RBS	(3,650,000)	09/17/2014	(1,048,587)	(17,233)
ILS	RBS	(600,000)	09/17/2014	(172,270)	(2,933)
ILS	RBS	(150,000)	09/17/2014	(43,280)	(520)
ILS	RBS	(200,000)	09/17/2014	(57,723)	(678)
ILS	RBS	(350,000)	09/17/2014	(101,043)	(1,159)
INR	CSFB	30,087,824	09/17/2014	499,635	(8,170)
INR	CSFB	30,037,137	09/17/2014	499,623	(8,986)
INR	CSFB	30,173,992	09/17/2014	499,490	(6,617)
INR	CSFB	30,072,617	09/17/2014	499,424	(8,207)
INR	CSFB	30,320,463	09/17/2014	505,176	(9,911)
INR	CSFB	500,000	09/17/2014	8,329	(162)
INR	CSFB	29,851,813	09/17/2014	499,531	(11,921)
INR	CSFB	39,998,023	09/17/2014	665,916	(12,574)
INR	CSFB	40,058,728	09/17/2014	666,040	(11,706)
INR	CSFB	1,500,000	09/17/2014	25,050	(549)
INR	CSFB	49,899,403	09/17/2014	830,831	(15,756)
INR	CSFB	11,500,000	09/17/2014	190,208	(2,363)
INR	CSFB	21,000,000	09/17/2014	347,872	(4,851)
INR	CSFB	30,000,000	09/17/2014	498,634	(8,604)
INR	CSFB	11,500,000	09/17/2014	190,115	(2,270)
INR	CSFB	22,000,000	09/17/2014	362,457	(3,101)
INR	CSFB	(83,500,000)	09/17/2014	(1,364,826)	908
INR	CSFB	(77,000,000)	09/17/2014	(1,261,780)	4,035
INR	CSFB	(45,000,000)	09/17/2014	(741,292)	6,246
INR	CSFB	(38,000,000)	09/17/2014	(622,550)	1,844
INR	CSFB	(15,000,000)	09/17/2014	(246,162)	1,147
INR	CSFB	(19,000,000)	09/17/2014	(311,998)	1,646
INR	CSFB	(18,000,000)	09/17/2014	(295,371)	1,352
INR	CSFB	(15,500,000)	09/17/2014	(254,681)	1,499
INR	CSFB	16,500,000	09/17/2014	271,916	(2,399)
INR	CSFB	36,500,000	09/17/2014	602,747	(6,543)
INR	CSFB	11,500,000	09/17/2014	188,990	(1,145)
INR	CSFB	1,000,000	09/17/2014	16,502	(167)
INR	CSFB	(4,500,000)	09/17/2014	(73,977)	473
INR	CSFB	(15,500,000)	09/17/2014	(255,269)	2,086
INR	RBS	1,000,000	09/17/2014	16,461	(127)
INR	RBS	30,087,823	09/17/2014	499,632	(8,167)
INR	RBS	30,037,136	09/17/2014	499,620	(8,983)
INR	RBS	30,173,991	09/17/2014	499,487	(6,614)
INR	RBS	30,072,618	09/17/2014	499,421	(8,204)
INR	RBS	30,320,464	09/17/2014	505,173	(9,908)
INR	RBS	500,000	09/17/2014	8,329	(162)
INR	RBS	29,851,813	09/17/2014	499,528	(11,918)
INR	RBS	39,998,024	09/17/2014	665,912	(12,570)
INR	RBS	40,058,729	09/17/2014	666,036	(11,702)
INR	RBS	1,500,000	09/17/2014	25,050	(549)
INR	RBS	49,899,402	09/17/2014	830,826	(15,751)
INR	RBS	11,500,000	09/17/2014	190,208	(2,362)
INR	RBS	21,000,000	09/17/2014	347,872	(4,851)
INR	RBS	30,000,000	09/17/2014	498,634	(8,604)
INR	RBS	11,500,000	09/17/2014	190,115	(2,270)
INR	RBS	(83,500,000)	09/17/2014	(1,364,829)	911
INR	RBS	(77,000,000)	09/17/2014	(1,261,780)	4,035

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
INR	RBS	(45,000,000)	09/17/2014	$(741,280)	$6,234
INR	RBS	(38,000,000)	09/17/2014	(622,548)	1,843
INR	RBS	(15,000,000)	09/17/2014	(246,162)	1,147
INR	RBS	(19,000,000)	09/17/2014	(311,998)	1,646
INR	RBS	(18,000,000)	09/17/2014	(295,371)	1,352
INR	RBS	(15,500,000)	09/17/2014	(254,681)	1,499
INR	RBS	22,000,000	09/17/2014	362,457	(3,101)
INR	RBS	16,500,000	09/17/2014	271,915	(2,398)
INR	RBS	36,500,000	09/17/2014	602,747	(6,543)
INR	RBS	11,500,000	09/17/2014	188,990	(1,145)
INR	RBS	1,000,000	09/17/2014	16,502	(167)
INR	RBS	(4,500,000)	09/17/2014	(73,976)	472
INR	RBS	(15,500,000)	09/17/2014	(255,270)	2,088
JPY	CSFB	(70,694,000)	09/17/2014	(696,166)	8,709
JPY	CSFB	(183,803,500)	09/17/2014	(1,808,201)	20,822
JPY	CSFB	(77,601,500)	09/17/2014	(764,934)	10,305
JPY	CSFB	(118,789,000)	09/17/2014	(1,166,398)	11,247
JPY	CSFB	(41,500,000)	09/17/2014	(407,291)	3,729
JPY	CSFB	(103,000,000)	09/17/2014	(1,008,375)	6,762
JPY	CSFB	(245,712,500)	09/17/2014	(2,389,234)	(173)
JPY	CSFB	587,467,000	09/17/2014	5,782,114	(69,350)
JPY	CSFB	459,211,500	09/17/2014	4,504,425	(38,868)
JPY	CSFB	126,846,500	09/17/2014	1,240,766	(7,260)
JPY	CSFB	1,019,684,000	09/17/2014	10,047,922	(132,107)
JPY	CSFB	329,737,500	09/17/2014	3,232,528	(26,029)
JPY	CSFB	216,346,500	09/17/2014	2,124,390	(20,550)
JPY	CSFB	40,130,000	09/17/2014	393,895	(3,655)
JPY	CSFB	282,067,000	09/17/2014	2,769,110	(26,177)
JPY	CSFB	355,011,000	09/17/2014	3,490,615	(38,346)
JPY	CSFB	480,164,000	09/17/2014	4,737,923	(68,616)
JPY	CSFB	334,630,500	09/17/2014	3,302,502	(48,421)
JPY	CSFB	113,075,000	09/17/2014	1,114,287	(14,700)
JPY	CSFB	197,706,500	09/17/2014	1,945,861	(23,284)
JPY	CSFB	174,492,500	09/17/2014	1,719,623	(22,788)
JPY	CSFB	423,724,500	09/17/2014	4,177,168	(56,701)
JPY	CSFB	574,311,000	09/17/2014	5,670,927	(86,097)
JPY	CSFB	(1,558,747,497)	09/17/2014	(15,285,314)	127,429
JPY	CSFB	(1,173,107,322)	09/17/2014	(11,464,007)	56,242
JPY	CSFB	(500,000)	09/17/2014	(4,889)	27
JPY	CSFB	(1,569,489,810)	09/17/2014	(15,285,192)	22,845
JPY	CSFB	(466,519,000)	09/17/2014	(4,549,444)	12,826
JPY	CSFB	(874,674,870)	09/17/2014	(8,533,462)	27,774
JPY	CSFB	(821,823,500)	09/17/2014	(8,020,003)	28,262
JPY	CSFB	(721,964,000)	09/17/2014	(7,056,604)	35,937
JPY	CSFB	(679,655,500)	09/17/2014	(6,637,617)	28,375
JPY	CSFB	(136,103,500)	09/17/2014	(1,330,813)	7,288
JPY	CSFB	(70,876,000)	09/17/2014	(695,636)	6,410
JPY	CSFB	(573,088,000)	09/17/2014	(5,609,919)	36,982
JPY	CSFB	(412,697,000)	09/17/2014	(4,056,022)	42,791
JPY	CSFB	939,910,000	09/17/2014	9,262,886	(122,825)
JPY	CSFB	303,130,000	09/17/2014	2,991,133	(43,375)
JPY	CSFB	123,626,500	09/17/2014	1,219,122	(16,929)
JPY	CSFB	(187,595,500)	09/17/2014	(1,841,571)	17,317
JPY	CSFB	(387,411,000)	09/17/2014	(3,807,684)	40,345
JPY	RBS	(70,694,000)	09/17/2014	(696,146)	8,689
JPY	RBS	(183,803,500)	09/17/2014	(1,808,133)	20,754
JPY	RBS	(77,601,500)	09/17/2014	(764,925)	10,297
JPY	RBS	(118,789,000)	09/17/2014	(1,166,382)	11,230
JPY	RBS	(41,500,000)	09/17/2014	(407,289)	3,726
JPY	RBS	(103,000,000)	09/17/2014	(1,008,369)	6,756
JPY	RBS	(245,712,500)	09/17/2014	(2,389,217)	(190)
JPY	RBS	587,467,000	09/17/2014	5,782,143	(69,379)
JPY	RBS	459,211,500	09/17/2014	4,504,478	(38,922)
JPY	RBS	2,624,000	09/17/2014	25,654	(137)
JPY	RBS	126,846,500	09/17/2014	1,240,785	(7,279)
JPY	RBS	1,019,684,000	09/17/2014	10,048,042	(132,227)
JPY	RBS	329,737,500	09/17/2014	3,232,541	(26,042)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	RBS	216,346,500	09/17/2014	$2,124,403	$(20,563)
JPY	RBS	40,130,000	09/17/2014	393,893	(3,653)
JPY	RBS	282,067,000	09/17/2014	2,769,121	(26,189)
JPY	RBS	355,011,000	09/17/2014	3,490,660	(38,391)
JPY	RBS	480,164,000	09/17/2014	4,737,975	(68,668)
JPY	RBS	334,630,500	09/17/2014	3,302,541	(48,460)
JPY	RBS	113,075,000	09/17/2014	1,114,298	(14,711)
JPY	RBS	197,706,500	09/17/2014	1,945,883	(23,306)
JPY	RBS	174,492,500	09/17/2014	1,719,642	(22,807)
JPY	RBS	423,724,500	09/17/2014	4,177,209	(56,743)
JPY	RBS	574,311,000	09/17/2014	5,671,006	(86,176)
JPY	RBS	(1,558,747,496)	09/17/2014	(15,285,375)	127,490
JPY	RBS	(1,173,107,321)	09/17/2014	(11,464,053)	56,288
JPY	RBS	(500,000)	09/17/2014	(4,889)	27
JPY	RBS	(1,569,489,810)	09/17/2014	(15,285,253)	22,906
JPY	RBS	(466,519,000)	09/17/2014	(4,549,474)	12,857
JPY	RBS	(874,674,871)	09/17/2014	(8,533,497)	27,808
JPY	RBS	(821,823,500)	09/17/2014	(8,019,924)	28,183
JPY	RBS	(721,964,000)	09/17/2014	(7,056,548)	35,881
JPY	RBS	(679,655,500)	09/17/2014	(6,637,571)	28,329
JPY	RBS	(136,103,500)	09/17/2014	(1,330,811)	7,286
JPY	RBS	(70,876,000)	09/17/2014	(695,612)	6,386
JPY	RBS	(573,088,000)	09/17/2014	(5,609,885)	36,948
JPY	RBS	(412,697,000)	09/17/2014	(4,055,978)	42,747
JPY	RBS	939,910,000	09/17/2014	9,262,960	(122,899)
JPY	RBS	303,130,000	09/17/2014	2,991,177	(43,420)
JPY	RBS	123,626,500	09/17/2014	1,219,130	(16,936)
JPY	RBS	(187,595,500)	09/17/2014	(1,841,560)	17,306
JPY	RBS	(387,411,000)	09/17/2014	(3,807,665)	40,325
KRW	CSFB	(670,000,000)	09/17/2014	(657,245)	7,026
KRW	CSFB	(370,000,000)	09/17/2014	(361,068)	1,992
KRW	CSFB	(745,000,000)	09/17/2014	(719,613)	(3,392)
KRW	CSFB	(835,000,000)	09/17/2014	(809,090)	(1,258)
KRW	CSFB	(1,450,000,000)	09/17/2014	(1,401,468)	(5,723)
KRW	CSFB	(455,000,000)	09/17/2014	(441,337)	(229)
KRW	CSFB	(245,000,000)	09/17/2014	(237,521)	(246)
KRW	CSFB	(155,000,000)	09/17/2014	(150,807)	383
KRW	CSFB	1,977,737,302	09/17/2014	1,919,865	(518)
KRW	CSFB	1,976,773,023	09/17/2014	1,919,880	(1,468)
KRW	CSFB	1,974,073,041	09/17/2014	1,919,943	(4,151)
KRW	CSFB	1,962,887,397	09/17/2014	1,919,987	(15,051)
KRW	CSFB	1,960,765,982	09/17/2014	1,920,110	(17,233)
KRW	CSFB	3,137,919,853	09/17/2014	3,072,607	(27,330)
KRW	CSFB	1,831,958,403	09/17/2014	1,791,745	(13,872)
KRW	CSFB	75,000,000	09/17/2014	73,113	(327)
KRW	CSFB	15,000,000	09/17/2014	14,606	(49)
KRW	CSFB	50,000,000	09/17/2014	48,913	(389)
KRW	CSFB	80,000,000	09/17/2014	78,194	(556)
KRW	CSFB	20,000,000	09/17/2014	19,575	(166)
KRW	CSFB	25,000,000	09/17/2014	24,466	(205)
KRW	CSFB	90,000,000	09/17/2014	88,876	(1,533)
KRW	CSFB	50,000,000	09/17/2014	49,378	(854)
KRW	CSFB	210,000,000	09/17/2014	207,079	(3,279)
KRW	CSFB	(1,670,000,000)	09/17/2014	(1,624,899)	4,203
KRW	CSFB	(5,000,000)	09/17/2014	(4,875)	22
KRW	CSFB	(35,000,000)	09/17/2014	(34,036)	69
KRW	CSFB	(25,000,000)	09/17/2014	(24,293)	31
KRW	CSFB	(100,000,000)	09/17/2014	(97,261)	214
KRW	CSFB	(70,000,000)	09/17/2014	(68,546)	613
KRW	CSFB	(60,000,000)	09/17/2014	(58,734)	506
KRW	CSFB	(45,000,000)	09/17/2014	(44,326)	655
KRW	CSFB	(1,135,000,000)	09/17/2014	(1,111,488)	9,997
KRW	RBS	(1,135,000,000)	09/17/2014	(1,111,473)	9,982
KRW	RBS	(670,000,000)	09/17/2014	(657,236)	7,017
KRW	RBS	(370,000,000)	09/17/2014	(361,063)	1,987
KRW	RBS	(745,000,000)	09/17/2014	(719,603)	(3,402)
KRW	RBS	(835,000,000)	09/17/2014	(809,066)	(1,282)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
KRW	RBS	(1,450,000,000)	09/17/2014	$(1,401,448)	$(5,743)
KRW	RBS	(455,000,000)	09/17/2014	(441,331)	(236)
KRW	RBS	(245,000,000)	09/17/2014	(237,517)	(250)
KRW	RBS	(155,000,000)	09/17/2014	(150,805)	381
KRW	RBS	1,977,737,302	09/17/2014	1,919,854	(506)
KRW	RBS	1,976,773,022	09/17/2014	1,919,868	(1,456)
KRW	RBS	1,974,073,039	09/17/2014	1,919,931	(4,140)
KRW	RBS	1,962,887,398	09/17/2014	1,919,976	(15,040)
KRW	RBS	1,960,765,982	09/17/2014	1,920,098	(17,221)
KRW	RBS	3,137,919,854	09/17/2014	3,072,589	(27,312)
KRW	RBS	1,831,958,403	09/17/2014	1,791,734	(13,861)
KRW	RBS	75,000,000	09/17/2014	73,114	(328)
KRW	RBS	15,000,000	09/17/2014	14,606	(49)
KRW	RBS	50,000,000	09/17/2014	48,919	(396)
KRW	RBS	80,000,000	09/17/2014	78,195	(556)
KRW	RBS	20,000,000	09/17/2014	19,576	(166)
KRW	RBS	25,000,000	09/17/2014	24,467	(205)
KRW	RBS	10,000,000	09/17/2014	9,806	(102)
KRW	RBS	140,000,000	09/17/2014	137,599	(1,732)
KRW	RBS	90,000,000	09/17/2014	88,878	(1,535)
KRW	RBS	50,000,000	09/17/2014	49,378	(854)
KRW	RBS	210,000,000	09/17/2014	207,082	(3,282)
KRW	RBS	(1,670,000,000)	09/17/2014	(1,624,882)	4,186
KRW	RBS	(5,000,000)	09/17/2014	(4,875)	22
KRW	RBS	(35,000,000)	09/17/2014	(34,035)	69
KRW	RBS	(25,000,000)	09/17/2014	(24,293)	31
KRW	RBS	(100,000,000)	09/17/2014	(97,259)	212
KRW	RBS	(70,000,000)	09/17/2014	(68,545)	612
KRW	RBS	(20,000,000)	09/17/2014	(19,558)	148
KRW	RBS	(60,000,000)	09/17/2014	(58,733)	504
KRW	RBS	(20,000,000)	09/17/2014	(19,571)	162
KRW	RBS	(45,000,000)	09/17/2014	(44,326)	654
KRW	RBS	(100,000,000)	09/17/2014	(98,522)	1,475
MXN	CSFB	(13,500,000)	09/17/2014	(1,017,499)	(21)
MXN	CSFB	1,000,000	09/17/2014	76,920	(1,548)
MXN	CSFB	27,049,940	09/17/2014	2,077,715	(38,912)
MXN	CSFB	10,750,060	09/17/2014	824,165	(13,913)
MXN	CSFB	1,500,000	09/17/2014	114,975	(1,917)
MXN	CSFB	3,000,000	09/17/2014	231,721	(5,606)
MXN	CSFB	500,000	09/17/2014	38,286	(600)
MXN	CSFB	4,000,000	09/17/2014	305,805	(4,318)
MXN	CSFB	4,000,000	09/17/2014	306,665	(5,178)
MXN	CSFB	1,500,000	09/17/2014	114,841	(1,784)
MXN	CSFB	(4,000,000)	09/17/2014	(304,896)	3,408
MXN	CSFB	(9,000,000)	09/17/2014	(688,995)	10,648
MXN	CSFB	(3,500,000)	09/17/2014	(267,293)	3,491
MXN	CSFB	(3,000,000)	09/17/2014	(228,809)	2,693
MXN	CSFB	(3,000,000)	09/17/2014	(227,653)	1,538
MXN	CSFB	(8,500,000)	09/17/2014	(646,205)	5,544
MXN	CSFB	(6,500,000)	09/17/2014	(497,637)	7,720
MXN	CSFB	(3,500,000)	09/17/2014	(267,794)	3,993
MXN	CSFB	3,000,000	09/17/2014	230,222	(4,106)
MXN	CSFB	2,000,000	09/17/2014	153,779	(3,035)
MXN	CSFB	7,000,000	09/17/2014	539,042	(11,439)
MXN	CSFB	6,000,000	09/17/2014	460,879	(8,648)
MXN	CSFB	2,500,000	09/17/2014	191,975	(3,546)
MXN	CSFB	1,000,000	09/17/2014	76,899	(1,527)
MXN	CSFB	2,000,000	09/17/2014	153,154	(2,411)
MXN	RBS	(13,500,000)	09/17/2014	(1,017,497)	(22)
MXN	RBS	1,000,000	09/17/2014	76,939	(1,568)
MXN	RBS	27,049,941	09/17/2014	2,077,728	(38,925)
MXN	RBS	10,750,059	09/17/2014	824,170	(13,918)
MXN	RBS	1,500,000	09/17/2014	114,965	(1,907)
MXN	RBS	3,000,000	09/17/2014	231,701	(5,585)
MXN	RBS	500,000	09/17/2014	38,287	(601)
MXN	RBS	4,000,000	09/17/2014	305,792	(4,305)
MXN	RBS	4,000,000	09/17/2014	306,657	(5,169)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	RBS	1,500,000	09/17/2014	$114,858	$(1,800)
MXN	RBS	(4,000,000)	09/17/2014	(304,831)	3,343
MXN	RBS	(9,000,000)	09/17/2014	(688,914)	10,568
MXN	RBS	(3,500,000)	09/17/2014	(267,294)	3,492
MXN	RBS	(3,000,000)	09/17/2014	(228,786)	2,670
MXN	RBS	(3,000,000)	09/17/2014	(227,677)	1,562
MXN	RBS	(8,500,000)	09/17/2014	(646,198)	5,537
MXN	RBS	(6,500,000)	09/17/2014	(497,618)	7,701
MXN	RBS	(3,500,000)	09/17/2014	(267,783)	3,982
MXN	RBS	3,000,000	09/17/2014	230,218	(4,102)
MXN	RBS	2,000,000	09/17/2014	153,801	(3,058)
MXN	RBS	7,000,000	09/17/2014	539,044	(11,441)
MXN	RBS	6,000,000	09/17/2014	460,897	(8,666)
MXN	RBS	2,500,000	09/17/2014	191,974	(3,544)
MXN	RBS	1,000,000	09/17/2014	76,900	(1,528)
MXN	RBS	2,000,000	09/17/2014	153,156	(2,413)
MYR	CSFB	(100,000)	09/17/2014	(31,292)	126
MYR	CSFB	(50,000)	09/17/2014	(15,684)	101
MYR	CSFB	50,000	09/17/2014	15,686	(104)
MYR	CSFB	200,000	09/17/2014	61,492	839
MYR	CSFB	200,000	09/17/2014	62,247	83
MYR	CSFB	650,000	09/17/2014	202,147	427
MYR	CSFB	100,000	09/17/2014	31,046	119
MYR	CSFB	1,300,000	09/17/2014	401,051	4,096
MYR	CSFB	150,000	09/17/2014	46,357	391
MYR	CSFB	750,000	09/17/2014	232,379	1,359
MYR	CSFB	1,000,000	09/17/2014	309,073	2,579
MYR	CSFB	250,000	09/17/2014	77,335	578
MYR	CSFB	250,000	09/17/2014	77,491	422
MYR	CSFB	750,000	09/17/2014	232,834	905
MYR	CSFB	1,200,000	09/17/2014	373,137	845
MYR	CSFB	1,150,000	09/17/2014	357,812	588
MYR	CSFB	1,250,000	09/17/2014	388,590	975
MYR	CSFB	800,000	09/17/2014	251,179	(1,858)
MYR	CSFB	700,000	09/17/2014	219,959	(1,803)
MYR	CSFB	(2,050,000)	09/17/2014	(630,094)	(8,792)
MYR	CSFB	50,000	09/17/2014	15,658	(75)
MYR	CSFB	50,000	09/17/2014	15,725	(142)
MYR	CSFB	50,000	09/17/2014	15,716	(134)
MYR	CSFB	1,100,000	09/17/2014	344,805	(1,988)
MYR	RBS	(100,000)	09/17/2014	(31,291)	126
MYR	RBS	(50,000)	09/17/2014	(15,684)	101
MYR	RBS	(100,000)	09/17/2014	(31,392)	227
MYR	RBS	50,000	09/17/2014	15,687	(104)
MYR	RBS	200,000	09/17/2014	61,492	838
MYR	RBS	200,000	09/17/2014	62,248	82
MYR	RBS	650,000	09/17/2014	202,150	424
MYR	RBS	100,000	09/17/2014	31,047	118
MYR	RBS	1,300,000	09/17/2014	401,057	4,090
MYR	RBS	150,000	09/17/2014	46,357	390
MYR	RBS	750,000	09/17/2014	232,383	1,356
MYR	RBS	1,000,000	09/17/2014	309,077	2,574
MYR	RBS	250,000	09/17/2014	77,336	577
MYR	RBS	250,000	09/17/2014	77,492	421
MYR	RBS	750,000	09/17/2014	232,837	901
MYR	RBS	1,200,000	09/17/2014	373,142	840
MYR	RBS	1,150,000	09/17/2014	357,817	583
MYR	RBS	1,250,000	09/17/2014	388,595	970
MYR	RBS	800,000	09/17/2014	251,183	(1,861)
MYR	RBS	700,000	09/17/2014	219,962	(1,806)
MYR	RBS	(2,050,000)	09/17/2014	(630,091)	(8,795)
MYR	RBS	50,000	09/17/2014	15,658	(75)
MYR	RBS	50,000	09/17/2014	15,725	(142)
MYR	RBS	50,000	09/17/2014	15,717	(134)
MYR	RBS	1,100,000	09/17/2014	344,810	(1,993)
NOK	CSFB	(347,500)	09/17/2014	(56,154)	972
NOK	CSFB	(1,207,500)	09/17/2014	(194,098)	2,350

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	CSFB	(2,682,500)	09/17/2014	$(432,394)	$6,419
NOK	CSFB	16,334,353	09/17/2014	2,714,802	(120,940)
NOK	CSFB	27,223,921	09/17/2014	4,520,800	(197,697)
NOK	CSFB	10,072,850	09/17/2014	1,673,669	(74,121)
NOK	CSFB	8,203,376	09/17/2014	1,359,232	(56,553)
NOK	CSFB	789,500	09/17/2014	126,476	(1,105)
NOK	CSFB	(5,445,500)	09/17/2014	(908,201)	43,467
NOK	CSFB	(11,474,500)	09/17/2014	(1,906,538)	84,411
NOK	CSFB	(11,240,000)	09/17/2014	(1,865,750)	80,862
NOK	CSFB	(25,095,500)	09/17/2014	(4,163,507)	178,394
NOK	CSFB	(8,643,000)	09/17/2014	(1,435,342)	62,851
NOK	CSFB	(6,029,000)	09/17/2014	(1,003,570)	46,177
NOK	CSFB	(4,932,000)	09/17/2014	(820,540)	37,349
NOK	CSFB	(6,516,500)	09/17/2014	(1,081,516)	46,709
NOK	CSFB	(405,500)	09/17/2014	(67,381)	2,989
NOK	CSFB	(28,545,500)	09/17/2014	(4,636,379)	103,413
NOK	CSFB	(29,088,000)	09/17/2014	(4,732,092)	112,978
NOK	CSFB	(13,432,500)	09/17/2014	(2,192,581)	59,527
NOK	CSFB	(29,578,000)	09/17/2014	(4,808,755)	111,829
NOK	CSFB	(29,811,500)	09/17/2014	(4,844,987)	110,982
NOK	CSFB	(28,506,500)	09/17/2014	(4,634,744)	107,971
NOK	CSFB	(29,398,500)	09/17/2014	(4,764,526)	96,105
NOK	CSFB	23,393,500	09/17/2014	3,762,507	(47,668)
NOK	CSFB	1,400,000	09/17/2014	225,099	(2,782)
NOK	CSFB	7,366,500	09/17/2014	1,181,140	(11,355)
NOK	CSFB	(7,419,000)	09/17/2014	(1,201,680)	23,558
NOK	CSFB	(27,561,500)	09/17/2014	(4,455,490)	78,781
NOK	CSFB	(31,177,500)	09/17/2014	(5,017,693)	66,770
NOK	CSFB	(24,998,500)	09/17/2014	(4,033,964)	64,254
NOK	CSFB	(21,888,500)	09/17/2014	(3,530,321)	54,472
NOK	CSFB	(8,191,000)	09/17/2014	(1,323,657)	22,943
NOK	RBS	(347,500)	09/17/2014	(56,154)	972
NOK	RBS	(1,207,500)	09/17/2014	(194,101)	2,352
NOK	RBS	(2,682,500)	09/17/2014	(432,396)	6,420
NOK	RBS	16,334,352	09/17/2014	2,714,791	(120,929)
NOK	RBS	27,223,921	09/17/2014	4,520,782	(197,679)
NOK	RBS	10,072,851	09/17/2014	1,673,662	(74,114)
NOK	RBS	8,203,376	09/17/2014	1,359,227	(56,548)
NOK	RBS	789,500	09/17/2014	126,476	(1,105)
NOK	RBS	(5,445,500)	09/17/2014	(908,216)	43,482
NOK	RBS	(11,474,500)	09/17/2014	(1,906,625)	84,498
NOK	RBS	(11,240,000)	09/17/2014	(1,865,814)	80,925
NOK	RBS	(25,095,500)	09/17/2014	(4,163,615)	178,501
NOK	RBS	(8,643,000)	09/17/2014	(1,435,318)	62,828
NOK	RBS	(6,029,000)	09/17/2014	(1,003,576)	46,183
NOK	RBS	(4,932,000)	09/17/2014	(820,551)	37,359
NOK	RBS	(6,516,500)	09/17/2014	(1,081,530)	46,723
NOK	RBS	(405,500)	09/17/2014	(67,381)	2,988
NOK	RBS	(28,545,500)	09/17/2014	(4,636,300)	103,334
NOK	RBS	(29,088,000)	09/17/2014	(4,732,060)	112,946
NOK	RBS	(13,432,500)	09/17/2014	(2,192,605)	59,552
NOK	RBS	(29,578,000)	09/17/2014	(4,808,806)	111,880
NOK	RBS	(29,811,500)	09/17/2014	(4,844,946)	110,942
NOK	RBS	(28,506,500)	09/17/2014	(4,634,877)	108,103
NOK	RBS	(29,398,500)	09/17/2014	(4,764,492)	96,071
NOK	RBS	23,393,500	09/17/2014	3,762,516	(47,676)
NOK	RBS	1,400,000	09/17/2014	225,102	(2,784)
NOK	RBS	7,366,500	09/17/2014	1,181,145	(11,360)
NOK	RBS	(7,419,000)	09/17/2014	(1,201,691)	23,569
NOK	RBS	(27,561,500)	09/17/2014	(4,455,488)	78,779
NOK	RBS	(31,177,500)	09/17/2014	(5,017,806)	66,883
NOK	RBS	(24,998,500)	09/17/2014	(4,033,955)	64,245
NOK	RBS	(21,888,500)	09/17/2014	(3,530,284)	54,436
NOK	RBS	(8,191,000)	09/17/2014	(1,323,665)	22,951
NZD	CSFB	(164,000)	09/17/2014	(143,713)	5,060
NZD	CSFB	(265,000)	09/17/2014	(228,852)	4,808
NZD	CSFB	(2,470,500)	09/17/2014	(2,109,175)	20,493

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NZD	CSFB	(11,338,000)	09/17/2014	$(9,649,575)	$63,874
NZD	CSFB	(9,759,000)	09/17/2014	(8,298,124)	47,387
NZD	CSFB	(3,734,500)	09/17/2014	(3,164,069)	6,740
NZD	CSFB	(3,896,500)	09/17/2014	(3,299,616)	5,324
NZD	CSFB	(1,819,000)	09/17/2014	(1,538,311)	439
NZD	CSFB	9,827,022	09/17/2014	8,226,577	81,669
NZD	CSFB	9,863,249	09/17/2014	8,226,131	112,744
NZD	CSFB	10,104,614	09/17/2014	8,438,993	103,943
NZD	CSFB	10,028,984	09/17/2014	8,439,163	39,832
NZD	CSFB	9,593,784	09/17/2014	8,096,543	14,512
NZD	CSFB	9,609,132	09/17/2014	8,096,552	27,479
NZD	CSFB	7,175,100	09/17/2014	6,072,491	(6,309)
NZD	CSFB	5,347,115	09/17/2014	4,581,533	(60,820)
NZD	CSFB	4,602,500	09/17/2014	3,960,058	(68,879)
NZD	CSFB	773,500	09/17/2014	664,688	(10,733)
NZD	CSFB	1,967,000	09/17/2014	1,691,565	(28,566)
NZD	CSFB	406,500	09/17/2014	351,625	(7,950)
NZD	CSFB	1,192,500	09/17/2014	1,034,114	(25,916)
NZD	CSFB	1,178,000	09/17/2014	1,018,342	(22,403)
NZD	CSFB	2,387,000	09/17/2014	2,057,047	(38,960)
NZD	CSFB	2,161,500	09/17/2014	1,881,618	(54,180)
NZD	CSFB	4,727,000	09/17/2014	4,112,128	(115,690)
NZD	CSFB	3,031,500	09/17/2014	2,629,707	(66,728)
NZD	CSFB	3,528,500	09/17/2014	3,068,217	(85,050)
NZD	CSFB	816,500	09/17/2014	711,066	(20,757)
NZD	CSFB	614,000	09/17/2014	534,223	(15,117)
NZD	CSFB	5,805,000	09/17/2014	5,065,907	(158,076)
NZD	CSFB	167,000	09/17/2014	146,343	(5,153)
NZD	CSFB	(11,023,500)	09/17/2014	(9,263,873)	(55,934)
NZD	CSFB	(4,839,000)	09/17/2014	(4,068,939)	(22,189)
NZD	CSFB	(2,855,000)	09/17/2014	(2,393,660)	(20,097)
NZD	CSFB	(7,763,000)	09/17/2014	(6,511,911)	(51,310)
NZD	CSFB	(3,267,000)	09/17/2014	(2,723,384)	(38,698)
NZD	CSFB	(2,971,000)	09/17/2014	(2,484,259)	(27,570)
NZD	CSFB	(1,031,500)	09/17/2014	(869,663)	(2,418)
NZD	CSFB	155,000	09/17/2014	135,449	(4,405)
NZD	CSFB	343,500	09/17/2014	297,121	(6,710)
NZD	CSFB	468,500	09/17/2014	404,986	(8,893)
NZD	CSFB	(441,500)	09/17/2014	(386,312)	13,046
NZD	CSFB	(231,500)	09/17/2014	(202,700)	6,978
NZD	RBS	(164,000)	09/17/2014	(143,701)	5,047
NZD	RBS	(265,000)	09/17/2014	(228,861)	4,817
NZD	RBS	(2,470,500)	09/17/2014	(2,109,202)	20,520
NZD	RBS	(11,338,000)	09/17/2014	(9,649,743)	64,042
NZD	RBS	(9,759,000)	09/17/2014	(8,298,308)	47,571
NZD	RBS	(3,734,500)	09/17/2014	(3,164,203)	6,874
NZD	RBS	(3,896,500)	09/17/2014	(3,299,655)	5,362
NZD	RBS	(1,819,000)	09/17/2014	(1,538,300)	428
NZD	RBS	9,827,021	09/17/2014	8,226,543	81,702
NZD	RBS	9,863,249	09/17/2014	8,226,098	112,777
NZD	RBS	10,104,614	09/17/2014	8,438,959	103,977
NZD	RBS	10,028,985	09/17/2014	8,439,130	39,866
NZD	RBS	9,593,785	09/17/2014	8,096,512	14,545
NZD	RBS	9,609,131	09/17/2014	8,096,519	27,511
NZD	RBS	7,175,101	09/17/2014	6,072,467	(6,285)
NZD	RBS	5,347,114	09/17/2014	4,581,514	(60,802)
NZD	RBS	4,602,500	09/17/2014	3,960,073	(68,893)
NZD	RBS	773,500	09/17/2014	664,738	(10,783)
NZD	RBS	1,967,000	09/17/2014	1,691,585	(28,586)
NZD	RBS	406,500	09/17/2014	351,629	(7,954)
NZD	RBS	1,192,500	09/17/2014	1,034,123	(25,925)
NZD	RBS	1,178,000	09/17/2014	1,018,423	(22,485)
NZD	RBS	2,387,000	09/17/2014	2,057,033	(38,946)
NZD	RBS	2,161,500	09/17/2014	1,881,660	(54,222)
NZD	RBS	4,727,000	09/17/2014	4,112,195	(115,758)
NZD	RBS	3,031,500	09/17/2014	2,629,759	(66,780)
NZD	RBS	3,528,500	09/17/2014	3,068,342	(85,175)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NZD	RBS	816,500	09/17/2014	$711,049	$(20,740)
NZD	RBS	614,000	09/17/2014	534,225	(15,119)
NZD	RBS	5,805,000	09/17/2014	5,065,863	(158,031)
NZD	RBS	167,000	09/17/2014	146,343	(5,153)
NZD	RBS	(11,023,500)	09/17/2014	(9,263,861)	(55,946)
NZD	RBS	(4,839,000)	09/17/2014	(4,068,991)	(22,137)
NZD	RBS	(2,855,000)	09/17/2014	(2,393,811)	(19,946)
NZD	RBS	(7,763,000)	09/17/2014	(6,511,965)	(51,256)
NZD	RBS	(3,267,000)	09/17/2014	(2,723,472)	(38,610)
NZD	RBS	(2,971,000)	09/17/2014	(2,484,399)	(27,430)
NZD	RBS	(1,031,500)	09/17/2014	(869,735)	(2,345)
NZD	RBS	155,000	09/17/2014	135,451	(4,406)
NZD	RBS	343,500	09/17/2014	297,130	(6,718)
NZD	RBS	468,500	09/17/2014	404,951	(8,858)
NZD	RBS	(441,500)	09/17/2014	(386,292)	13,026
NZD	RBS	(231,500)	09/17/2014	(202,690)	6,969
PHP	CSFB	6,500,000	09/17/2014	149,770	(448)
PHP	CSFB	13,000,000	09/17/2014	298,201	444
PHP	CSFB	12,000,000	09/17/2014	274,884	788
PHP	CSFB	6,500,000	09/17/2014	148,896	427
PHP	CSFB	8,000,000	09/17/2014	184,801	(1,020)
PHP	CSFB	3,000,000	09/17/2014	69,014	(95)
PHP	CSFB	2,500,000	09/17/2014	57,386	46
PHP	CSFB	(12,296,829)	09/17/2014	(280,236)	(2,256)
PHP	CSFB	(12,319,274)	09/17/2014	(280,093)	(2,914)
PHP	CSFB	(11,883,897)	09/17/2014	(270,641)	(2,365)
PHP	CSFB	2,000,000	09/17/2014	45,725	220
PHP	CSFB	5,000,000	09/17/2014	114,627	237
PHP	CSFB	10,000,000	09/17/2014	229,992	(265)
PHP	CSFB	8,000,000	09/17/2014	184,546	(764)
PHP	CSFB	2,500,000	09/17/2014	57,764	(332)
PHP	CSFB	23,500,000	09/17/2014	540,233	(374)
PHP	RBS	6,500,000	09/17/2014	149,773	(450)
PHP	RBS	30,000,000	09/17/2014	684,463	4,719
PHP	RBS	13,000,000	09/17/2014	298,205	440
PHP	RBS	12,000,000	09/17/2014	274,888	785
PHP	RBS	6,500,000	09/17/2014	148,898	425
PHP	RBS	8,000,000	09/17/2014	184,804	(1,022)
PHP	RBS	3,000,000	09/17/2014	69,013	(95)
PHP	RBS	2,500,000	09/17/2014	57,387	45
PHP	RBS	(12,296,830)	09/17/2014	(280,238)	(2,254)
PHP	RBS	(12,319,273)	09/17/2014	(280,095)	(2,912)
PHP	RBS	(11,883,897)	09/17/2014	(270,642)	(2,363)
PHP	RBS	2,000,000	09/17/2014	45,726	220
PHP	RBS	5,000,000	09/17/2014	114,626	237
PHP	RBS	10,000,000	09/17/2014	229,995	(268)
PHP	RBS	8,000,000	09/17/2014	184,548	(766)
PHP	RBS	2,500,000	09/17/2014	57,765	(333)
PHP	RBS	23,500,000	09/17/2014	540,241	(382)
PLN	CSFB	1,750,000	09/17/2014	571,932	(12,824)
PLN	CSFB	4,131,168	09/17/2014	1,349,578	(29,709)
PLN	CSFB	4,131,168	09/17/2014	1,349,126	(29,258)
PLN	CSFB	1,500,000	09/17/2014	489,761	(10,525)
PLN	CSFB	3,081,445	09/17/2014	1,007,729	(23,237)
PLN	CSFB	500,000	09/17/2014	163,413	(3,668)
PLN	CSFB	1,300,000	09/17/2014	426,841	(11,504)
PLN	CSFB	3,047,582	09/17/2014	1,005,883	(32,210)
PLN	CSFB	1,300,000	09/17/2014	427,026	(11,688)
PLN	CSFB	4,063,444	09/17/2014	1,340,238	(42,007)
PLN	CSFB	3,195,193	09/17/2014	1,049,124	(28,291)
PLN	CSFB	100,000	09/17/2014	32,567	(618)
PLN	CSFB	450,000	09/17/2014	146,821	(3,051)
PLN	CSFB	150,000	09/17/2014	48,746	(822)
PLN	CSFB	(1,750,000)	09/17/2014	(568,844)	9,736
PLN	CSFB	(1,800,000)	09/17/2014	(586,437)	11,354
PLN	CSFB	(950,000)	09/17/2014	(309,992)	6,476
PLN	CSFB	(100,000)	09/17/2014	(32,758)	809

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	CSFB	(400,000)	09/17/2014	$(130,922)	$3,126
PLN	CSFB	(100,000)	09/17/2014	(32,722)	773
PLN	RBS	1,750,000	09/17/2014	571,850	(12,742)
PLN	RBS	4,131,167	09/17/2014	1,349,569	(29,701)
PLN	RBS	4,131,168	09/17/2014	1,349,118	(29,250)
PLN	RBS	1,500,000	09/17/2014	489,757	(10,521)
PLN	RBS	3,081,445	09/17/2014	1,007,723	(23,231)
PLN	RBS	500,000	09/17/2014	163,426	(3,680)
PLN	RBS	1,300,000	09/17/2014	426,825	(11,487)
PLN	RBS	3,047,583	09/17/2014	1,005,878	(32,204)
PLN	RBS	1,300,000	09/17/2014	427,031	(11,694)
PLN	RBS	4,063,443	09/17/2014	1,340,230	(41,999)
PLN	RBS	3,195,194	09/17/2014	1,049,118	(28,284)
PLN	RBS	100,000	09/17/2014	32,573	(624)
PLN	RBS	450,000	09/17/2014	146,801	(3,030)
PLN	RBS	150,000	09/17/2014	48,744	(820)
PLN	RBS	(1,750,000)	09/17/2014	(568,829)	9,721
PLN	RBS	(1,800,000)	09/17/2014	(586,509)	11,426
PLN	RBS	(950,000)	09/17/2014	(310,013)	6,497
PLN	RBS	(100,000)	09/17/2014	(32,756)	807
PLN	RBS	(400,000)	09/17/2014	(130,929)	3,133
PLN	RBS	(100,000)	09/17/2014	(32,721)	772
RUB	CSFB	(11,000,000)	09/17/2014	(309,162)	5,018
RUB	CSFB	(15,500,000)	09/17/2014	(435,612)	7,045
RUB	CSFB	(16,500,000)	09/17/2014	(464,322)	8,106
RUB	CSFB	(19,500,000)	09/17/2014	(552,319)	13,154
RUB	CSFB	(6,500,000)	09/17/2014	(183,051)	3,330
RUB	CSFB	(2,500,000)	09/17/2014	(69,769)	645
RUB	CSFB	(8,000,000)	09/17/2014	(221,929)	734
RUB	CSFB	(4,500,000)	09/17/2014	(124,652)	229
RUB	CSFB	(10,000,000)	09/17/2014	(278,571)	2,076
RUB	CSFB	2,000,000	09/17/2014	55,899	(600)
RUB	CSFB	3,500,000	09/17/2014	97,671	(898)
RUB	CSFB	8,890,343	09/17/2014	247,744	(1,931)
RUB	CSFB	4,000,000	09/17/2014	111,139	(541)
RUB	CSFB	18,161,701	09/17/2014	510,914	(8,752)
RUB	CSFB	8,500,000	09/17/2014	238,013	(2,993)
RUB	CSFB	13,208,509	09/17/2014	374,497	(9,289)
RUB	CSFB	13,239,447	09/17/2014	377,163	(11,099)
RUB	CSFB	1,500,000	09/17/2014	42,931	(1,457)
RUB	CSFB	9,000,000	09/17/2014	261,070	(12,225)
RUB	CSFB	7,500,000	09/17/2014	217,983	(10,612)
RUB	CSFB	9,000,000	09/17/2014	261,723	(12,878)
RUB	CSFB	8,500,000	09/17/2014	248,340	(13,319)
RUB	CSFB	7,500,000	09/17/2014	216,818	(9,447)
RUB	CSFB	12,000,000	09/17/2014	344,405	(12,611)
RUB	CSFB	10,500,000	09/17/2014	301,195	(10,875)
RUB	CSFB	16,500,000	09/17/2014	474,308	(18,092)
RUB	CSFB	1,000,000	09/17/2014	28,908	(1,259)
RUB	CSFB	(5,000,000)	09/17/2014	(142,402)	4,155
RUB	CSFB	(4,500,000)	09/17/2014	(128,357)	3,934
RUB	CSFB	20,500,000	09/17/2014	588,154	(21,340)
RUB	RBS	(11,000,000)	09/17/2014	(309,157)	5,012
RUB	RBS	(15,500,000)	09/17/2014	(435,603)	7,037
RUB	RBS	(16,500,000)	09/17/2014	(464,313)	8,097
RUB	RBS	(19,500,000)	09/17/2014	(552,311)	13,146
RUB	RBS	(6,500,000)	09/17/2014	(183,049)	3,327
RUB	RBS	(2,500,000)	09/17/2014	(69,768)	644
RUB	RBS	(8,000,000)	09/17/2014	(221,925)	729
RUB	RBS	(4,500,000)	09/17/2014	(124,649)	227
RUB	RBS	(10,000,000)	09/17/2014	(278,565)	2,071
RUB	RBS	2,000,000	09/17/2014	55,900	(601)
RUB	RBS	3,500,000	09/17/2014	97,672	(898)
RUB	RBS	8,890,343	09/17/2014	247,745	(1,932)
RUB	RBS	4,000,000	09/17/2014	111,141	(543)
RUB	RBS	18,161,700	09/17/2014	510,914	(8,752)
RUB	RBS	8,500,000	09/17/2014	238,017	(2,996)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
RUB	RBS	13,208,510	09/17/2014	$374,497	$(9,289)
RUB	RBS	13,239,447	09/17/2014	377,165	(11,102)
RUB	RBS	6,000,000	09/17/2014	168,729	(2,832)
RUB	RBS	2,000,000	09/17/2014	56,940	(1,641)
RUB	RBS	1,500,000	09/17/2014	42,931	(1,457)
RUB	RBS	9,000,000	09/17/2014	261,073	(12,228)
RUB	RBS	7,500,000	09/17/2014	217,985	(10,614)
RUB	RBS	9,000,000	09/17/2014	261,728	(12,883)
RUB	RBS	8,500,000	09/17/2014	248,343	(13,323)
RUB	RBS	7,500,000	09/17/2014	216,821	(9,450)
RUB	RBS	12,000,000	09/17/2014	344,513	(12,719)
RUB	RBS	10,500,000	09/17/2014	301,199	(10,880)
RUB	RBS	16,500,000	09/17/2014	474,318	(18,101)
RUB	RBS	1,000,000	09/17/2014	28,908	(1,259)
RUB	RBS	(5,000,000)	09/17/2014	(142,400)	4,152
RUB	RBS	(4,500,000)	09/17/2014	(128,354)	3,932
RUB	RBS	20,500,000	09/17/2014	588,155	(21,341)
SEK	CSFB	(230,500)	09/17/2014	(33,907)	500
SEK	CSFB	(663,500)	09/17/2014	(97,090)	926
SEK	CSFB	(47,000)	09/17/2014	(6,889)	77
SEK	CSFB	(344,500)	09/17/2014	(50,362)	432
SEK	CSFB	(2,106,500)	09/17/2014	(307,400)	2,096
SEK	CSFB	(1,156,500)	09/17/2014	(168,723)	1,106
SEK	CSFB	(381,000)	09/17/2014	(55,735)	515
SEK	CSFB	(1,310,500)	09/17/2014	(190,966)	1,029
SEK	CSFB	(1,374,500)	09/17/2014	(199,514)	301
SEK	CSFB	1,326,500	09/17/2014	198,109	(5,853)
SEK	CSFB	1,805,500	09/17/2014	269,703	(8,024)
SEK	CSFB	1,822,500	09/17/2014	273,962	(9,819)
SEK	CSFB	157,000	09/17/2014	23,482	(728)
SEK	CSFB	1,241,000	09/17/2014	185,198	(5,335)
SEK	CSFB	1,733,000	09/17/2014	259,959	(8,787)
SEK	CSFB	976,500	09/17/2014	147,087	(5,559)
SEK	CSFB	394,500	09/17/2014	58,500	(1,324)
SEK	CSFB	1,580,000	09/17/2014	236,249	(7,252)
SEK	CSFB	956,500	09/17/2014	140,159	(1,530)
SEK	CSFB	1,515,500	09/17/2014	222,945	(3,297)
SEK	CSFB	1,020,500	09/17/2014	150,410	(2,505)
SEK	CSFB	(404,000)	09/17/2014	(60,706)	2,153
SEK	CSFB	(1,796,000)	09/17/2014	(268,942)	8,639
SEK	CSFB	(1,148,000)	09/17/2014	(171,341)	4,957
SEK	CSFB	(35,720,674)	09/17/2014	(5,339,504)	162,347
SEK	CSFB	(35,720,673)	09/17/2014	(5,346,686)	169,529
SEK	CSFB	(35,454,102)	09/17/2014	(5,317,112)	178,590
SEK	CSFB	(35,720,674)	09/17/2014	(5,350,250)	173,093
SEK	CSFB	(35,454,102)	09/17/2014	(5,332,433)	193,912
SEK	CSFB	(35,720,673)	09/17/2014	(5,337,897)	160,740
SEK	CSFB	(1,988,500)	09/17/2014	(299,186)	10,984
SEK	CSFB	(37,853,251)	09/17/2014	(5,651,614)	165,373
SEK	CSFB	(35,771,351)	09/17/2014	(5,353,489)	168,987
SEK	CSFB	(266,000)	09/17/2014	(39,698)	1,145
SEK	CSFB	(238,000)	09/17/2014	(35,598)	1,103
SEK	CSFB	(436,000)	09/17/2014	(65,617)	2,426
SEK	CSFB	(7,080,000)	09/17/2014	(1,053,065)	26,929
SEK	CSFB	(30,500)	09/17/2014	(4,546)	126
SEK	CSFB	(1,170,000)	09/17/2014	(173,810)	4,237
SEK	CSFB	(798,000)	09/17/2014	(118,375)	2,718
SEK	CSFB	(1,967,500)	09/17/2014	(291,959)	6,801
SEK	CSFB	487,000	09/17/2014	71,291	(708)
SEK	CSFB	1,333,500	09/17/2014	195,242	(1,972)
SEK	CSFB	1,757,500	09/17/2014	257,737	(3,015)
SEK	CSFB	(2,711,500)	09/17/2014	(404,518)	11,528
SEK	CSFB	(2,177,500)	09/17/2014	(323,913)	8,318
SEK	CSFB	(9,514,000)	09/17/2014	(1,390,935)	12,028
SEK	CSFB	(537,500)	09/17/2014	(79,139)	1,237
SEK	RBS	(230,500)	09/17/2014	(33,907)	500
SEK	RBS	(663,500)	09/17/2014	(97,090)	926

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SEK	RBS	(47,000)	09/17/2014	$(6,889)	$77
SEK	RBS	(344,500)	09/17/2014	(50,362)	432
SEK	RBS	(2,106,500)	09/17/2014	(307,387)	2,082
SEK	RBS	(1,156,500)	09/17/2014	(168,722)	1,105
SEK	RBS	(381,000)	09/17/2014	(55,736)	516
SEK	RBS	(1,310,500)	09/17/2014	(190,967)	1,030
SEK	RBS	(1,374,500)	09/17/2014	(199,513)	300
SEK	RBS	1,326,500	09/17/2014	198,121	(5,865)
SEK	RBS	1,805,500	09/17/2014	269,721	(8,042)
SEK	RBS	1,822,500	09/17/2014	273,990	(9,847)
SEK	RBS	157,000	09/17/2014	23,484	(730)
SEK	RBS	1,241,000	09/17/2014	185,200	(5,336)
SEK	RBS	1,733,000	09/17/2014	259,958	(8,787)
SEK	RBS	976,500	09/17/2014	147,093	(5,564)
SEK	RBS	394,500	09/17/2014	58,503	(1,326)
SEK	RBS	1,580,000	09/17/2014	236,259	(7,263)
SEK	RBS	956,500	09/17/2014	140,161	(1,531)
SEK	RBS	1,515,500	09/17/2014	222,948	(3,300)
SEK	RBS	1,020,500	09/17/2014	150,417	(2,511)
SEK	RBS	(404,000)	09/17/2014	(60,706)	2,152
SEK	RBS	(1,796,000)	09/17/2014	(268,940)	8,638
SEK	RBS	(1,148,000)	09/17/2014	(171,344)	4,959
SEK	RBS	(35,720,673)	09/17/2014	(5,339,525)	162,368
SEK	RBS	(35,720,674)	09/17/2014	(5,346,686)	169,529
SEK	RBS	(35,454,101)	09/17/2014	(5,317,112)	178,590
SEK	RBS	(35,720,673)	09/17/2014	(5,350,249)	173,093
SEK	RBS	(35,454,101)	09/17/2014	(5,332,454)	193,933
SEK	RBS	(35,720,675)	09/17/2014	(5,337,897)	160,740
SEK	RBS	(1,988,500)	09/17/2014	(299,189)	10,987
SEK	RBS	(37,853,252)	09/17/2014	(5,651,637)	165,396
SEK	RBS	(35,771,351)	09/17/2014	(5,353,510)	169,008
SEK	RBS	(266,000)	09/17/2014	(39,698)	1,145
SEK	RBS	(238,000)	09/17/2014	(35,598)	1,103
SEK	RBS	(436,000)	09/17/2014	(65,613)	2,421
SEK	RBS	(7,080,000)	09/17/2014	(1,053,059)	26,923
SEK	RBS	(30,500)	09/17/2014	(4,546)	126
SEK	RBS	(1,170,000)	09/17/2014	(173,810)	4,237
SEK	RBS	(798,000)	09/17/2014	(118,375)	2,717
SEK	RBS	(1,967,500)	09/17/2014	(291,959)	6,800
SEK	RBS	487,000	09/17/2014	71,291	(708)
SEK	RBS	1,333,500	09/17/2014	195,245	(1,975)
SEK	RBS	1,757,500	09/17/2014	257,736	(3,014)
SEK	RBS	(2,711,500)	09/17/2014	(404,517)	11,527
SEK	RBS	(2,177,500)	09/17/2014	(323,909)	8,314
SEK	RBS	(9,514,000)	09/17/2014	(1,390,931)	12,025
SEK	RBS	(537,500)	09/17/2014	(79,140)	1,237
SGD	CSFB	300,000	09/17/2014	241,538	(1,056)
SGD	CSFB	150,000	09/17/2014	120,400	(159)
SGD	CSFB	944,896	09/17/2014	752,205	5,230
SGD	CSFB	944,739	09/17/2014	752,221	5,088
SGD	CSFB	937,914	09/17/2014	745,342	6,496
SGD	CSFB	1,873,443	09/17/2014	1,490,690	11,075
SGD	CSFB	194,008	09/17/2014	154,914	604
SGD	CSFB	100,000	09/17/2014	79,803	358
SGD	CSFB	1,500,000	09/17/2014	1,200,077	2,334
SGD	CSFB	1,615,000	09/17/2014	1,291,305	3,290
SGD	CSFB	1,265,000	09/17/2014	1,011,670	2,363
SGD	CSFB	325,000	09/17/2014	260,066	456
SGD	CSFB	325,000	09/17/2014	260,333	189
SGD	CSFB	205,000	09/17/2014	163,924	406
SGD	CSFB	55,000	09/17/2014	43,925	164
SGD	CSFB	365,000	09/17/2014	291,254	1,333
SGD	CSFB	560,000	09/17/2014	448,331	569
SGD	CSFB	250,000	09/17/2014	200,286	116
SGD	CSFB	450,000	09/17/2014	360,226	497
SGD	CSFB	50,000	09/17/2014	39,995	85
SGD	CSFB	250,000	09/17/2014	200,659	(257)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SGD	CSFB	150,000	09/17/2014	$120,828	$(587)
SGD	CSFB	950,000	09/17/2014	765,284	(3,758)
SGD	CSFB	450,000	09/17/2014	362,488	(1,765)
SGD	CSFB	(800,000)	09/17/2014	(637,335)	(3,951)
SGD	CSFB	(250,000)	09/17/2014	(199,264)	(1,138)
SGD	CSFB	(100,000)	09/17/2014	(79,609)	(552)
SGD	CSFB	(450,000)	09/17/2014	(360,286)	(437)
SGD	CSFB	100,000	09/17/2014	80,525	(365)
SGD	CSFB	350,000	09/17/2014	281,722	(1,160)
SGD	CSFB	250,000	09/17/2014	201,375	(973)
SGD	CSFB	850,000	09/17/2014	685,474	(4,108)
SGD	CSFB	250,000	09/17/2014	201,806	(1,404)
SGD	CSFB	350,000	09/17/2014	282,821	(2,258)
SGD	CSFB	150,000	09/17/2014	120,921	(680)
SGD	RBS	300,000	09/17/2014	241,552	(1,070)
SGD	RBS	150,000	09/17/2014	120,397	(156)
SGD	RBS	944,897	09/17/2014	752,211	5,225
SGD	RBS	944,739	09/17/2014	752,221	5,088
SGD	RBS	937,914	09/17/2014	745,346	6,492
SGD	RBS	1,873,442	09/17/2014	1,490,698	11,066
SGD	RBS	194,008	09/17/2014	154,915	603
SGD	RBS	100,000	09/17/2014	79,803	358
SGD	RBS	1,500,000	09/17/2014	1,200,034	2,376
SGD	RBS	1,615,000	09/17/2014	1,291,277	3,318
SGD	RBS	1,265,000	09/17/2014	1,011,651	2,382
SGD	RBS	325,000	09/17/2014	260,060	462
SGD	RBS	325,000	09/17/2014	260,329	193
SGD	RBS	205,000	09/17/2014	163,919	411
SGD	RBS	55,000	09/17/2014	43,924	164
SGD	RBS	365,000	09/17/2014	291,252	1,334
SGD	RBS	560,000	09/17/2014	448,320	580
SGD	RBS	100,000	09/17/2014	79,967	193
SGD	RBS	250,000	09/17/2014	200,284	118
SGD	RBS	450,000	09/17/2014	360,249	474
SGD	RBS	50,000	09/17/2014	39,999	81
SGD	RBS	250,000	09/17/2014	200,670	(268)
SGD	RBS	150,000	09/17/2014	120,828	(587)
SGD	RBS	950,000	09/17/2014	765,244	(3,717)
SGD	RBS	450,000	09/17/2014	362,477	(1,754)
SGD	RBS	(800,000)	09/17/2014	(637,352)	(3,934)
SGD	RBS	(250,000)	09/17/2014	(199,267)	(1,135)
SGD	RBS	(100,000)	09/17/2014	(79,611)	(550)
SGD	RBS	(450,000)	09/17/2014	(360,287)	(436)
SGD	RBS	100,000	09/17/2014	80,531	(370)
SGD	RBS	350,000	09/17/2014	281,719	(1,157)
SGD	RBS	250,000	09/17/2014	201,371	(969)
SGD	RBS	850,000	09/17/2014	685,507	(4,142)
SGD	RBS	250,000	09/17/2014	201,801	(1,400)
SGD	RBS	350,000	09/17/2014	282,817	(2,255)
SGD	RBS	150,000	09/17/2014	120,929	(687)
TRY	CSFB	434,824	09/17/2014	202,575	(1,750)
TRY	CSFB	352,001	09/17/2014	163,051	(478)
TRY	CSFB	877,931	09/17/2014	404,933	542
TRY	CSFB	260,895	09/17/2014	121,302	(807)
TRY	CSFB	430,683	09/17/2014	202,285	(3,373)
TRY	CSFB	347,859	09/17/2014	163,334	(2,674)
TRY	CSFB	555,807	09/17/2014	260,956	(4,255)
TRY	CSFB	500,000	09/17/2014	232,660	(1,733)
TRY	CSFB	(50,000)	09/17/2014	(23,151)	59
TRY	CSFB	(150,000)	09/17/2014	(69,785)	507
TRY	CSFB	(450,000)	09/17/2014	(207,786)	(48)
TRY	CSFB	(100,000)	09/17/2014	(45,793)	(392)
TRY	CSFB	(550,000)	09/17/2014	(250,901)	(3,119)
TRY	CSFB	(350,000)	09/17/2014	(159,447)	(2,202)
TRY	CSFB	(200,000)	09/17/2014	(92,169)	(202)
TRY	CSFB	350,000	09/17/2014	162,947	(1,299)
TRY	CSFB	550,000	09/17/2014	255,724	(1,705)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TRY	CSFB	1,100,000	09/17/2014	$511,057	$(3,018)
TRY	CSFB	900,000	09/17/2014	419,738	(4,069)
TRY	CSFB	400,000	09/17/2014	187,042	(2,301)
TRY	CSFB	300,000	09/17/2014	141,847	(3,291)
TRY	CSFB	500,000	09/17/2014	236,720	(5,793)
TRY	CSFB	550,000	09/17/2014	260,228	(6,209)
TRY	RBS	434,824	09/17/2014	202,573	(1,749)
TRY	RBS	352,000	09/17/2014	163,050	(477)
TRY	RBS	877,931	09/17/2014	404,931	544
TRY	RBS	260,894	09/17/2014	121,301	(806)
TRY	RBS	430,683	09/17/2014	202,284	(3,372)
TRY	RBS	347,860	09/17/2014	163,334	(2,673)
TRY	RBS	555,808	09/17/2014	260,955	(4,253)
TRY	RBS	(50,000)	09/17/2014	(23,151)	59
TRY	RBS	(150,000)	09/17/2014	(69,789)	511
TRY	RBS	(450,000)	09/17/2014	(207,797)	(37)
TRY	RBS	(100,000)	09/17/2014	(45,784)	(402)
TRY	RBS	(550,000)	09/17/2014	(250,940)	(3,080)
TRY	RBS	(350,000)	09/17/2014	(159,442)	(2,207)
TRY	RBS	(200,000)	09/17/2014	(92,021)	(349)
TRY	RBS	500,000	09/17/2014	232,715	(1,788)
TRY	RBS	350,000	09/17/2014	162,999	(1,350)
TRY	RBS	550,000	09/17/2014	255,789	(1,770)
TRY	RBS	1,100,000	09/17/2014	511,061	(3,023)
TRY	RBS	900,000	09/17/2014	419,767	(4,098)
TRY	RBS	400,000	09/17/2014	187,051	(2,309)
TRY	RBS	300,000	09/17/2014	141,853	(3,297)
TRY	RBS	500,000	09/17/2014	236,720	(5,793)
TRY	RBS	550,000	09/17/2014	260,279	(6,259)
TWD	CSFB	(24,500,000)	09/17/2014	(818,930)	1,704
TWD	CSFB	(5,000,000)	09/17/2014	(166,871)	91
TWD	CSFB	4,000,000	09/17/2014	133,557	(132)
TWD	CSFB	21,500,000	09/17/2014	717,867	(710)
TWD	CSFB	30,000,000	09/17/2014	1,000,220	464
TWD	CSFB	14,500,000	09/17/2014	483,659	6
TWD	CSFB	7,000,000	09/17/2014	233,880	(387)
TWD	CSFB	27,500,000	09/17/2014	919,592	(2,298)
TWD	CSFB	26,500,000	09/17/2014	886,480	(2,541)
TWD	CSFB	31,500,000	09/17/2014	1,053,587	(2,868)
TWD	CSFB	52,000,000	09/17/2014	1,734,679	(158)
TWD	CSFB	17,500,000	09/17/2014	585,825	(2,093)
TWD	CSFB	10,000,000	09/17/2014	333,892	(330)
TWD	CSFB	8,500,000	09/17/2014	284,093	(565)
TWD	CSFB	7,500,000	09/17/2014	250,586	(415)
TWD	CSFB	1,000,000	09/17/2014	33,384	(27)
TWD	CSFB	6,500,000	09/17/2014	216,740	75
TWD	CSFB	4,500,000	09/17/2014	150,402	(299)
TWD	CSFB	4,500,000	09/17/2014	150,427	(324)
TWD	CSFB	(59,347,911)	09/17/2014	(1,981,909)	2,290
TWD	CSFB	(89,045,589)	09/17/2014	(2,971,572)	1,353
TWD	CSFB	(56,026,621)	09/17/2014	(1,868,936)	103
TWD	CSFB	(54,079,879)	09/17/2014	(1,808,098)	4,200
TWD	CSFB	(11,500,000)	09/17/2014	(385,386)	1,791
TWD	CSFB	(17,000,000)	09/17/2014	(568,844)	1,789
TWD	CSFB	(31,000,000)	09/17/2014	(1,037,687)	3,646
TWD	CSFB	(12,500,000)	09/17/2014	(418,268)	1,315
TWD	CSFB	(26,500,000)	09/17/2014	(885,615)	1,676
TWD	RBS	(24,500,000)	09/17/2014	(818,930)	1,704
TWD	RBS	(5,000,000)	09/17/2014	(166,870)	89
TWD	RBS	4,000,000	09/17/2014	133,559	(134)
TWD	RBS	21,500,000	09/17/2014	717,877	(720)
TWD	RBS	30,000,000	09/17/2014	1,000,234	450
TWD	RBS	14,500,000	09/17/2014	483,665	(1)
TWD	RBS	7,000,000	09/17/2014	233,884	(391)
TWD	RBS	27,500,000	09/17/2014	919,605	(2,311)
TWD	RBS	26,500,000	09/17/2014	886,501	(2,563)
TWD	RBS	31,500,000	09/17/2014	1,053,603	(2,884)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TWD	RBS	52,000,000	09/17/2014	$1,734,703	$(183)
TWD	RBS	17,500,000	09/17/2014	585,834	(2,101)
TWD	RBS	10,000,000	09/17/2014	333,896	(335)
TWD	RBS	8,500,000	09/17/2014	284,097	(569)
TWD	RBS	7,500,000	09/17/2014	250,590	(418)
TWD	RBS	1,000,000	09/17/2014	33,384	(28)
TWD	RBS	6,500,000	09/17/2014	216,743	72
TWD	RBS	4,500,000	09/17/2014	150,404	(301)
TWD	RBS	4,500,000	09/17/2014	150,429	(326)
TWD	RBS	(59,347,912)	09/17/2014	(1,981,897)	2,279
TWD	RBS	(89,045,588)	09/17/2014	(2,971,554)	1,335
TWD	RBS	(56,026,622)	09/17/2014	(1,868,925)	91
TWD	RBS	(54,079,878)	09/17/2014	(1,808,087)	4,190
TWD	RBS	(11,500,000)	09/17/2014	(385,381)	1,785
TWD	RBS	(17,000,000)	09/17/2014	(568,837)	1,782
TWD	RBS	(31,000,000)	09/17/2014	(1,037,672)	3,631
TWD	RBS	(26,500,000)	09/17/2014	(885,600)	1,662
TWD	RBS	(12,500,000)	09/17/2014	(418,270)	1,318
ZAR	CSFB	550,000	09/17/2014	51,392	(514)
ZAR	CSFB	4,166,685	09/17/2014	380,828	4,615
ZAR	CSFB	5,448,743	09/17/2014	504,820	(780)
ZAR	CSFB	5,448,742	09/17/2014	505,269	(1,229)
ZAR	CSFB	2,785,830	09/17/2014	255,884	1,822
ZAR	CSFB	550,000	09/17/2014	51,519	(641)
ZAR	CSFB	(1,650,000)	09/17/2014	(152,089)	(545)
ZAR	CSFB	(4,250,000)	09/17/2014	(388,588)	(4,561)
ZAR	CSFB	(3,600,000)	09/17/2014	(329,972)	(3,049)
ZAR	CSFB	(4,100,000)	09/17/2014	(378,035)	(1,239)
ZAR	CSFB	(4,950,000)	09/17/2014	(458,554)	650
ZAR	CSFB	(2,850,000)	09/17/2014	(260,530)	(3,111)
ZAR	CSFB	(4,900,000)	09/17/2014	(450,906)	(2,372)
ZAR	CSFB	(2,100,000)	09/17/2014	(192,604)	(1,658)
ZAR	CSFB	(5,100,000)	09/17/2014	(466,341)	(5,438)
ZAR	CSFB	(1,750,000)	09/17/2014	(160,319)	(1,566)
ZAR	CSFB	(900,000)	09/17/2014	(83,245)	(10)
ZAR	CSFB	400,000	09/17/2014	37,020	(18)
ZAR	CSFB	4,100,000	09/17/2014	380,459	(1,185)
ZAR	CSFB	4,950,000	09/17/2014	458,862	(959)
ZAR	CSFB	1,600,000	09/17/2014	149,155	(1,146)
ZAR	CSFB	2,150,000	09/17/2014	201,154	(2,267)
ZAR	CSFB	8,400,000	09/17/2014	791,091	(14,043)
ZAR	CSFB	5,950,000	09/17/2014	560,130	(9,721)
ZAR	CSFB	4,650,000	09/17/2014	438,820	(8,669)
ZAR	CSFB	2,950,000	09/17/2014	278,272	(5,380)
ZAR	CSFB	(1,000,000)	09/17/2014	(91,544)	(961)
ZAR	CSFB	(7,350,000)	09/17/2014	(679,329)	(589)
ZAR	RBS	550,000	09/17/2014	51,392	(514)
ZAR	RBS	4,166,686	09/17/2014	380,825	4,617
ZAR	RBS	5,448,742	09/17/2014	504,817	(777)
ZAR	RBS	5,448,744	09/17/2014	505,267	(1,226)
ZAR	RBS	2,785,828	09/17/2014	255,883	1,822
ZAR	RBS	550,000	09/17/2014	51,517	(639)
ZAR	RBS	(1,650,000)	09/17/2014	(152,085)	(549)
ZAR	RBS	(4,250,000)	09/17/2014	(388,585)	(4,564)
ZAR	RBS	(3,600,000)	09/17/2014	(329,944)	(3,076)
ZAR	RBS	(4,100,000)	09/17/2014	(378,025)	(1,248)
ZAR	RBS	(4,950,000)	09/17/2014	(458,526)	623
ZAR	RBS	(2,850,000)	09/17/2014	(260,529)	(3,113)
ZAR	RBS	(4,900,000)	09/17/2014	(450,927)	(2,351)
ZAR	RBS	(2,100,000)	09/17/2014	(192,620)	(1,642)
ZAR	RBS	(5,100,000)	09/17/2014	(466,336)	(5,444)
ZAR	RBS	(1,750,000)	09/17/2014	(160,328)	(1,557)
ZAR	RBS	(900,000)	09/17/2014	(83,249)	(6)
ZAR	RBS	400,000	09/17/2014	37,026	(23)
ZAR	RBS	4,100,000	09/17/2014	380,435	(1,162)
ZAR	RBS	4,950,000	09/17/2014	458,859	(956)
ZAR	RBS	1,600,000	09/17/2014	149,151	(1,142)
ZAR	RBS	2,150,000	09/17/2014	201,143	(2,255)
ZAR	RBS	8,400,000	09/17/2014	791,070	(14,022)
ZAR	RBS	5,950,000	09/17/2014	560,148	(9,739)
ZAR	RBS	4,650,000	09/17/2014	438,796	(8,644)
ZAR	RBS	2,950,000	09/17/2014	278,261	(5,369)
ZAR	RBS	(1,000,000)	09/17/2014	(91,552)	(954)
ZAR	RBS	(7,350,000)	09/17/2014	(679,397)	(520)

					$1,764,306

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$321,738,304	$—	$321,738,304
Short-Term Investment Companies	56,486,421	—	—	56,486,421

Total Investment Securities	$56,486,421	$321,738,304	$—	$378,224,725

Derivative Financial Instruments
Total Return Swap Agreements	$—	$3,804,772	$—	$3,804,772
Futures Contracts (H)	11,435,104	—	—	11,435,104
Forward Foreign Currency Contracts (H)	—	12,869,870	—	12,869,870

Total Derivative Financial Instruments	$11,435,104	$16,674,642	$—	$28,109,746

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements	$—	$(1,145,553)	$—	$(1,145,553)
Futures Contracts (H)	(5,364,681)	—	—	(5,364,681)
Forward Foreign Currency Contracts (H)	—	(11,105,564)	—	(11,105,564)

Total Derivative Financial Instruments	$(5,364,681)	$(12,251,117)	$—	$(17,615,798)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $378,224,725.
(C)	Cash in the amount of $4,590,210 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(E)	Cash in the amount of $19,358,648 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Cash in the amount of $720,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
BOBL	Bundesobligationen (translates to ‘federal obligations’ in English)
CAC	French: CAC quarante (Cotation Assistée en Continu) is a benchmark French stock market index
CITI	Citigroup, Inc.
CNX Nifty	CRISIL NSE Index on the National Stock Exchange of India’s benchmark index
CSFB	Credit Suisse First Boston
DAX	Deutscher Aktienindex (German stock index) is a blue chip stock market index
DJIA	Dow Jones Industrial Average
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
FTSE 100	A share index of the 100 companies listed on the London Stock Exchange with the highest market capitalization
FTSE JSE	Africa Index Series
FTSE MIB	The benchmark stock market index for the Milano Borsa Italiana, the Italian national stock exchange
GSC	Goldman Sachs & Co.
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish: Índice Bursatil Español is the benchmark stock market index of the Bolsa de Madrid
JPM	JPMorgan Chase Bank
KOSPI	Korea Composite Stock Price Index
NASDAQ	National Association of Securities Dealers Automated Quotations
RBS	Royal Bank of Scotland Group PLC
SGX	Singapore Exchange
STOXX	An index provider owned by Deutsche Börse Group and SIX Group
TAIFEX	Taiwan Futures Exchange
TOPIX	Tokyo Stock Price Index
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.3%
Teledyne Technologies, Inc. (A)	13,514	$ 1,232,477
Auto Components - 3.1%
Tenneco, Inc. (A)	26,524	1,689,579
Banks - 4.5%
Comerica, Inc. - Class A (B)	28,317	1,423,212
First Republic Bank - Class A (B)	21,266	993,548
Biotechnology - 5.7%
BioMarin Pharmaceutical, Inc. (A) (B)	15,922	984,298
Cubist Pharmaceuticals, Inc. (A)	14,783	900,285
United Therapeutics Corp. (A) (B)	13,305	1,209,956
Building Products - 2.1%
USG Corp. (A) (B)	42,975	1,136,689
Chemicals - 4.3%
Axiall Corp. (B)	5,550	237,707
Methanex Corp.	12,446	809,861
RPM International, Inc.	28,746	1,269,998
Commercial Services & Supplies - 2.3%
Stericycle, Inc. (A) (B)	10,381	1,221,325
Containers & Packaging - 1.7%
Rock-Tenn Co. - Class A	9,164	911,176
Electrical Equipment - 2.5%
AMETEK, Inc. - Class A	27,968	1,361,762
Electronic Equipment & Instruments - 2.9%
Trimble Navigation, Ltd. (A) (B)	51,242	1,583,378
Food & Staples Retailing - 1.9%
Rite Aid Corp. (A) (B)	156,875	1,049,494
Food Products - 1.9%
WhiteWave Foods Co. - Class A (A) (B)	34,097	1,015,750
Gas Utilities - 1.6%
EQT Corp. (B)	9,247	867,553
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (A) (B)	25,816	1,399,485
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	19,518	1,398,465
Household Durables - 5.3%
Mohawk Industries, Inc. (A)	8,451	1,054,431
Whirlpool Corp. (B)	12,586	1,795,267
Insurance - 2.2%
Hartford Financial Services Group, Inc.	34,490	1,178,178
Media - 3.2%
Lions Gate Entertainment Corp. (B)	55,783	1,718,116
Oil, Gas & Consumable Fuels - 4.3%
Cimarex Energy Co. (B)	10,027	1,393,954
Energen Corp.	11,115	907,317
Pharmaceuticals - 2.9%
Mylan, Inc. (A) (B)	31,726	1,566,313
Professional Services - 4.5%
Equifax, Inc.	17,849	1,358,130
Towers Watson & Co. - Class A	10,745	1,096,205
Road & Rail - 4.8%
Genesee & Wyoming, Inc. - Class A (A) (B)	15,547	1,550,502
Ryder System, Inc. - Class A	12,412	1,069,046
Semiconductors & Semiconductor Equipment - 5.1%
KLA-Tencor Corp. (B)	21,414	1,530,887
Synaptics, Inc. (A) (B)	17,265	1,247,051

	Shares	Value
Software - 8.4%
Fortinet, Inc. (A) (B)	57,914	$ 1,421,789
PTC, Inc. (A)	42,892	1,542,396
Solera Holdings, Inc. (B)	24,253	1,552,192
Specialty Retail - 11.0%
Dick’s Sporting Goods, Inc. (B)	23,550	1,001,581
Ross Stores, Inc.	19,375	1,247,750
Signet Jewelers, Ltd.	13,140	1,337,521
Ulta Salon Cosmetics & Fragrance, Inc. (A)	11,307	1,043,975
Williams-Sonoma, Inc. - Class A (B)	19,799	1,327,919
Textiles, Apparel & Luxury Goods - 3.0%
Under Armour, Inc. - Class A (A) (B)	23,944	1,598,262
Trading Companies & Distributors - 2.7%
Air Lease Corp. - Class A	42,571	1,466,571

Total Common Stocks (cost $50,956,194)		53,701,351

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	13,864,300	13,864,300

Total Securities Lending Collateral (cost $13,864,300)		13,864,300

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $737,741 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.20%, due 10/17/2022, and with a value of $755,430.	$ 737,741	737,741

Total Repurchase Agreement (cost $737,741)		737,741

Total Investment Securities (cost $65,558,235) (D)		68,303,392
Other Assets and Liabilities - Net - (26.4)%		(14,253,648)

Net Assets - 100.0%		$ 54,049,744

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$53,701,351	$—	$—	$53,701,351
Securities Lending Collateral	13,864,300	—	—	13,864,300
Repurchase Agreement	—	737,741	—	737,741

Total Investment Securities	$67,565,651	$737,741	$—	$68,303,392

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $13,550,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $65,558,235. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,307,727 and $1,562,570, respectively. Net unrealized appreciation for tax purposes is $2,745,157.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Banks - 5.6%
City National Corp.	21,548	$ 1,621,487
Fifth Third Bancorp	183,549	3,759,084
First Republic Bank - Class A	30,717	1,435,098
Huntington Bancshares, Inc. - Class A	125,237	1,229,827
M&T Bank Corp. (A)	23,497	2,854,886
SunTrust Banks, Inc.	79,282	3,016,680
Zions Bancorporation	28,215	813,156
Beverages - 1.4%
Constellation Brands, Inc. - Class A (B)	17,689	1,472,786
Dr. Pepper Snapple Group, Inc.	37,225	2,187,341
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	53,412	2,018,439
Capital Markets - 4.6%
Ameriprise Financial, Inc.	28,954	3,462,898
Invesco, Ltd.	70,779	2,663,414
Legg Mason, Inc.	27,803	1,319,252
Northern Trust Corp.	26,833	1,794,859
T. Rowe Price Group, Inc.	36,654	2,846,550
Chemicals - 3.8%
Airgas, Inc.	33,407	3,571,876
Albemarle Corp.	29,775	1,826,399
Sherwin-Williams Co.	9,188	1,894,841
Sigma-Aldrich Corp.	28,414	2,853,334
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (B)	80,670	1,987,709
Consumer Finance - 0.8%
Ally Financial, Inc. (B)	94,772	2,175,965
Containers & Packaging - 3.1%
Ball Corp.	53,322	3,266,506
Rock-Tenn Co. - Class A	24,339	2,420,027
Silgan Holdings, Inc.	51,619	2,540,687
Electric Utilities - 2.8%
Edison International	41,812	2,291,298
Westar Energy, Inc. - Class A (A)	77,026	2,776,017
Xcel Energy, Inc. (A)	79,030	2,434,124
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	50,752	2,471,115
Hubbell, Inc. - Class B	20,787	2,430,832
Regal Beloit Corp.	36,156	2,541,405
Electronic Equipment & Instruments - 2.9%
Amphenol Corp. - Class A	41,632	4,003,749
Arrow Electronics, Inc. (B)	64,784	3,754,233
Food & Staples Retailing - 2.0%
Kroger Co.	71,445	3,499,376
Rite Aid Corp. (B)	280,136	1,874,110
Food Products - 0.9%
Hershey Co.	26,142	2,304,417
Gas Utilities - 2.4%
EQT Corp.	23,500	2,204,770
National Fuel Gas Co. (A)	24,484	1,687,192
Questar Corp.	109,824	2,442,486
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. - Class A (B)	56,467	2,472,690
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp. - Class A	38,740	2,979,493
Brookdale Senior Living, Inc. - Class A (B)	49,738	1,723,422
Cigna Corp.	43,604	3,926,104

	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc. (B)	14,355	$ 1,668,769
Humana, Inc. - Class A	24,053	2,829,835
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. - Class A (A)	21,637	1,400,130
Starwood Hotels & Resorts Worldwide, Inc.	23,762	1,825,872
Household Durables - 2.3%
Jarden Corp. (B)	50,814	2,840,502
Mohawk Industries, Inc. (B)	25,205	3,144,828
Household Products - 0.9%
Energizer Holdings, Inc.	19,575	2,246,427
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	40,990	3,280,020
Insurance - 9.2%
Alleghany Corp. (B)	4,210	1,742,308
Chubb Corp. - Class A	26,260	2,277,005
Hartford Financial Services Group, Inc.	76,969	2,629,261
Loews Corp.	110,409	4,651,531
Marsh & McLennan Cos., Inc.	97,802	4,965,408
Old Republic International Corp.	68,182	981,139
Unum Group	67,627	2,321,635
WR Berkley Corp.	50,238	2,241,117
XL Group PLC - Class A	80,045	2,580,651
Internet & Catalog Retail - 1.6%
Expedia, Inc.	52,218	4,147,154
IT Services - 1.6%
Jack Henry & Associates, Inc.	63,764	3,720,629
Sabre Corp. (A) (B)	32,717	620,969
Machinery - 2.7%
IDEX Corp.	41,140	3,119,235
Rexnord Corp. (B)	53,679	1,444,502
Snap-on, Inc.	21,461	2,579,612
Media - 2.9%
CBS Corp. - Class B	13,177	748,849
CBS Outdoor Americas, Inc.	17,370	578,247
Clear Channel Outdoor Holdings, Inc. - Class A	64,593	487,677
DISH Network Corp. - Class A (B)	35,924	2,222,259
Gannett Co., Inc.	69,642	2,278,686
Time, Inc. (B)	50,695	1,221,750
Multi-Utilities - 4.7%
CenterPoint Energy, Inc.	103,069	2,506,638
CMS Energy Corp.	87,214	2,523,101
NiSource, Inc. - Class B	58,337	2,198,138
Sempra Energy	33,702	3,360,427
Wisconsin Energy Corp. (A)	43,309	1,887,406
Multiline Retail - 2.6%
Family Dollar Stores, Inc.	8,464	632,684
Kohl’s Corp. (A)	83,015	4,444,623
Nordstrom, Inc.	24,632	1,705,273
Oil, Gas & Consumable Fuels - 3.7%
Energen Corp.	34,467	2,813,541
PBF Energy, Inc. - Class A	43,912	1,190,015
QEP Resources, Inc.	67,481	2,230,247
Southwestern Energy Co. (B)	63,524	2,577,804
Williams Cos., Inc.	16,842	953,763
Professional Services - 1.3%
Equifax, Inc.	44,045	3,351,384
Real Estate Investment Trusts - 7.4%
American Campus Communities, Inc.	42,258	1,644,681
AvalonBay Communities, Inc.	18,932	2,803,451
Brixmor Property Group, Inc.	55,785	1,263,530
General Growth Properties, Inc.	90,056	2,104,609
Kimco Realty Corp.	120,353	2,693,500

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
Rayonier, Inc. (A)	52,735	$ 1,796,154
Regency Centers Corp.	32,089	1,744,358
Vornado Realty Trust - Class A	29,304	3,106,810
Weyerhaeuser Co.	78,023	2,443,681
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc. - Class A	65,541	3,252,800
KLA-Tencor Corp.	29,204	2,087,794
Xilinx, Inc.	75,141	3,090,549
Software - 1.1%
Synopsys, Inc. (B)	76,243	2,879,698
Specialty Retail - 5.4%
AutoZone, Inc. (B)	5,026	2,598,593
Bed Bath & Beyond, Inc. (A) (B)	37,628	2,381,476
Best Buy Co., Inc.	58,201	1,730,316
Gap, Inc. - Class A (A)	109,551	4,394,090
Tiffany & Co.	22,952	2,240,345
TJX Cos., Inc.	14,989	798,764
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	19,507	2,149,281
VF Corp.	17,731	1,086,379
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	120,685	1,176,679
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. - Class A (A)	29,356	2,503,773

Total Common Stocks (cost $180,536,311)		253,992,296

MASTER LIMITED PARTNERSHIP - 0.3%
Real Estate Management & Development - 0.3%
Brookfield Property Partners, LP (B)	36,232	747,829

Total Master Limited Partnership (cost $600,520)		747,829

SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	25,294,024	25,294,024

Total Securities Lending Collateral (cost $25,294,024)		25,294,024

	Principal	Value
REPURCHASE AGREEMENT - 13.7%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $36,164,568 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.11%, due 11/07/2022 - 01/30/2023, and with a total value of $36,892,096.	$ 36,164,558	36,164,558

Total Repurchase Agreement (cost $36,164,558)		36,164,558

Total Investment Securities (cost $242,595,413) (D)		316,198,707
Other Assets and Liabilities - Net - (19.7)%		(52,106,219)

Net Assets - 100.0%		$ 264,092,488

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$253,992,296	$—	$—	$253,992,296
Master Limited Partnership	747,829	—	—	747,829
Securities Lending Collateral	25,294,024	—	—	25,294,024
Repurchase Agreement	—	36,164,558	—	36,164,558

Total Investment Securities	$280,034,149	$36,164,558	$—	$316,198,707

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $24,736,588. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $242,595,413. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $73,828,039 and $224,745, respectively. Net unrealized appreciation for tax purposes is $73,603,294.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 91.3%
Aerospace & Defense - 1.2%
Exelis, Inc.	123,100	$ 2,073,004
Airlines - 1.0%
Copa Holdings SA - Class A (A)	10,600	1,609,822
Auto Components - 0.6%
TRW Automotive Holdings Corp. (B)	9,200	941,068
Banks - 2.7%
CIT Group, Inc.	40,000	1,964,400
First Republic Bank - Class A (A)	53,900	2,518,208
Commercial Services & Supplies - 1.8%
ADT Corp. (A)	84,700	2,947,560
Communications Equipment - 1.4%
EchoStar Corp. - Class A (B)	47,159	2,390,961
Construction & Engineering - 0.5%
URS Corp.	14,100	807,507
Consumer Finance - 1.7%
Navient Corp.	121,000	2,081,200
SLM Corp.	82,600	731,836
Containers & Packaging - 2.5%
Bemis Co., Inc. (A)	34,900	1,361,449
Rexam PLC - ADR	67,066	2,877,131
Diversified Consumer Services - 2.0%
Apollo Education Group, Inc. - Class A (A) (B)	29,500	823,935
H&R Block, Inc. (A)	77,700	2,496,501
Diversified Telecommunication Services - 0.9%
Windstream Holdings, Inc.	133,500	1,529,910
Electric Utilities - 6.7%
PPL Corp.	153,050	5,049,120
Westar Energy, Inc. - Class A (A)	121,800	4,389,672
Xcel Energy, Inc. (A)	54,000	1,663,200
Electrical Equipment - 1.0%
Babcock & Wilcox Co.	52,700	1,635,808
Energy Equipment & Services - 0.3%
Nabors Industries, Ltd.	20,000	543,200
Food & Staples Retailing - 1.5%
Sysco Corp. (A)	69,600	2,484,024
Food Products - 1.7%
Kellogg Co.	48,300	2,889,789
Health Care Equipment & Supplies - 1.5%
ResMed, Inc. (A)	48,700	2,519,738
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	16,100	1,153,565
Catamaran Corp. (B)	16,900	768,781
Cigna Corp.	28,100	2,530,124
Community Health Systems, Inc. (A) (B)	54,700	2,609,190
Humana, Inc. - Class A (A)	7,000	823,550
Laboratory Corp. of America Holdings (A) (B)	21,000	2,177,490
Hotels, Restaurants & Leisure - 1.1%
International Game Technology (A)	105,900	1,792,887
Insurance - 12.0%
Alleghany Corp. (A) (B)	7,000	2,896,950
Allstate Corp. (A)	48,300	2,823,135
Assured Guaranty, Ltd. (A)	93,500	2,086,920
Fairfax Financial Holdings, Ltd.	5,400	2,522,286
HCC Insurance Holdings, Inc.	53,800	2,511,384

	Shares	Value
Insurance (continued)
Loews Corp.	88,000	$ 3,707,440
Progressive Corp. (A)	150,200	3,520,688
Internet Software & Services - 0.5%
Equinix, Inc. (A) (B)	4,100	879,532
IT Services - 6.2%
Amdocs, Ltd. (A)	64,200	2,910,828
Computer Sciences Corp.	26,700	1,665,813
DST Systems, Inc. (A)	8,500	765,595
Total System Services, Inc. (A)	78,000	2,496,000
Western Union Co. (A)	142,800	2,494,716
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. - Class A (A) (B)	23,887	2,746,766
Media - 5.6%
AMC Networks, Inc. - Class A (A) (B)	41,300	2,472,631
Cablevision Systems Corp. - Class A (A)	112,700	2,166,094
Liberty Media Corp. - Class A (A) (B)	12,200	574,010
Liberty Media Corp. - Class C (B)	24,400	1,146,800
Shaw Communications, Inc. - Class B	119,900	2,938,749
Multi-Utilities - 6.3%
Alliant Energy Corp. (A)	29,200	1,649,800
CMS Energy Corp. (A)	147,900	4,278,747
Wisconsin Energy Corp.	104,100	4,536,678
Oil, Gas & Consumable Fuels - 2.4%
Energy XXI Bermuda, Ltd. (A)	104,900	2,093,804
Valero Energy Corp. (A)	38,900	1,976,120
Pharmaceuticals - 1.2%
Questcor Pharmaceuticals, Inc. (A)	22,100	1,988,337
Real Estate Investment Trusts - 3.4%
Annaly Capital Management, Inc.	505,100	5,606,610
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom Corp. - Class A	34,400	1,316,144
KLA-Tencor Corp. (A)	7,400	529,026
LAM Research Corp.	8,100	567,000
Micron Technology, Inc. (A) (B)	58,600	1,790,230
NVIDIA Corp. (A)	90,500	1,583,750
Teradyne, Inc. (A)	41,600	757,952
Software - 1.5%
CA, Inc. (A)	49,200	1,420,896
Citrix Systems, Inc. (A) (B)	16,500	1,117,545
Specialty Retail - 3.8%
Abercrombie & Fitch Co. - Class A (A)	63,200	2,486,288
Best Buy Co., Inc. (A)	42,400	1,260,552
Staples, Inc. (A)	228,400	2,647,156
Technology Hardware, Storage & Peripherals - 2.0%
NetApp, Inc.	85,700	3,328,588
Thrifts & Mortgage Finance - 2.1%
Ocwen Financial Corp. - Class B (A) (B)	113,700	3,430,329
Water Utilities - 2.7%
American Water Works Co., Inc. (A)	94,400	4,509,488

Total Common Stocks (cost $150,278,060)		152,386,007

SECURITIES LENDING COLLATERAL - 19.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	32,478,928	32,478,928

Total Securities Lending Collateral (cost $32,478,928)		32,478,928

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 22.9%

State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $38,225,301 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $38,991,822.

$ 38,225,291	$ 38,225,291

Total Repurchase Agreement (cost $38,225,291)	38,225,291

Total Investment Securities (cost $220,982,279) (D)	223,090,226
Other Assets and Liabilities - Net - (33.7)%	(56,173,018)

Net Assets - 100.0%	$ 166,917,208

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$152,386,007	$—	$—	$152,386,007
Securities Lending Collateral	32,478,928	—	—	32,478,928
Repurchase Agreement	—	38,225,291	—	38,225,291

Total Investment Securities	$184,864,935	$38,225,291	$—	$223,090,226

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $31,662,867. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $220,982,279. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,254,884 and $3,146,937, respectively. Net unrealized appreciation for tax purposes is $2,107,947.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 5.7%
Energy Equipment & Services - 0.3%
El Paso LLC, Series MTN
7.75%, 01/15/2032	$ 1,000,000	$ 1,105,000
Hiland Partners, LP / Hiland Partners Finance Corp.
5.50%, 05/15/2022 - 144A	400,000	398,000
Oil, Gas & Consumable Fuels - 5.4%
Athlon Holdings, LP / Athlon Finance Corp.
6.00%, 05/01/2022 - 144A	300,000	300,750
Baytex Energy Corp.
5.63%, 06/01/2024 - 144A	375,000	369,375
CONSOL Energy, Inc.
5.88%, 04/15/2022 - 144A	500,000	505,625
Endeavor Energy Resources, LP / EER Finance, Inc.
7.00%, 08/15/2021 - 144A	2,800,000	2,975,000
Lonestar Resources America, Inc.
8.75%, 04/15/2019 - 144A	2,050,000	2,065,375
Memorial Resource Development Corp.
5.88%, 07/01/2022 - 144A	1,500,000	1,458,750
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
9.25%, 06/01/2021 (A)	1,550,000	1,600,375
10.75%, 10/01/2020 (A)	900,000	969,750
Parsley Energy LLC / Parsley Finance Corp.
7.50%, 02/15/2022 - 144A	525,000	546,000
Resolute Energy Corp.
8.50%, 05/01/2020	3,000,000	3,060,000
Rex Energy Corp.
6.25%, 08/01/2022 - 144A	1,000,000	987,500
8.88%, 12/01/2020	500,000	545,000
Rice Energy, Inc.
6.25%, 05/01/2022 - 144A	600,000	594,000
RKI Exploration & Production LLC / RKI Finance Corp.
8.50%, 08/01/2021 - 144A	1,000,000	1,070,000
Sanchez Energy Corp.
6.13%, 01/15/2023 - 144A	2,425,000	2,418,937
SemGroup Corp.
7.50%, 06/15/2021	400,000	431,000
Triangle USA Petroleum Corp.
6.75%, 07/15/2022 - 144A	250,000	249,688
Williams Cos., Inc.
8.75%, 03/15/2032	4,750,000	6,077,392

Total Corporate Debt Securities (cost $27,632,901)		27,727,517

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Multi-Utilities - 0.1%
Dominion Resources, Inc., 6.38%	5,000	253,500

Total Convertible Preferred Stock (cost $250,000)		253,500

PREFERRED STOCKS - 0.9%
Marine - 0.9%
Navios Maritime Holdings, Inc., 8.63%	62,800	1,536,653
Seaspan Corp. - Series D, 7.95% (A)	100,000	2,664,000

Total Preferred Stocks (cost $4,069,360)		4,200,653

	Shares	Value
COMMON STOCKS - 48.1%
Chemicals - 0.3%
Dow Chemical Co.	32,500	$ 1,659,775
Electric Utilities - 1.7%
NRG Yield, Inc. - Class A (A) (B)	85,995	4,493,239
Southern Co. (A)	87,500	3,787,875
Energy Equipment & Services - 1.8%
Exterran Holdings, Inc. (A)	53,700	2,268,825
Seadrill, Ltd. (A)	107,000	3,879,820
Transocean Partners LLC (C)	37,200	903,960
Transocean, Ltd. (A)	42,500	1,714,450
Gas Utilities - 1.0%
National Fuel Gas Co. (A)	37,900	2,611,689
UGI Corp.	42,000	2,038,680
Independent Power and Renewable Electricity Producers - 0.8%
Abengoa Yield PLC (A) (C)	112,700	4,077,486
Marine - 0.8%
Baltic Trading, Ltd. (A)	114,837	584,520
Diana Shipping, Inc. (C)	78,300	763,425
Paragon Shipping, Inc. - Class A (C)	137,116	678,724
Safe Bulkers, Inc.	130,000	947,700
Scorpio Bulkers, Inc. (A) (C)	100,000	769,000
Multi-Utilities - 1.4%
CenterPoint Energy, Inc. (A)	202,900	4,934,528
NiSource, Inc. - Class B (A)	53,500	2,015,880
Oil, Gas & Consumable Fuels - 40.3%
AltaGas, Ltd. (A)	106,700	4,829,316
ARC Resources, Ltd. (A)	130,225	3,587,801
Baytex Energy Corp. (A)	40,000	1,716,000
Baytex Energy Corp. (A)	15,000	643,005
Bonavista Energy Corp. (A)	164,021	2,121,058
Bonterra Energy Corp. (A)	21,700	1,200,879
Cheniere Energy, Inc. (A) (C)	45,000	3,184,200
CONSOL Energy, Inc.	116,700	4,530,294
Crescent Point Energy Corp. (A)	40,000	1,632,136
Enbridge Energy Management LLC (A) (C)	586,126	19,875,533
Enbridge, Inc.	162,021	7,935,789
EnLink Midstream LLC	188,600	7,206,406
GasLog, Ltd.	124,600	3,177,300
Gibson Energy, Inc.	50,000	1,533,911
HollyFrontier Corp.	26,500	1,245,765
Inter Pipeline, Ltd. (A)	110,000	3,407,897
Kinder Morgan Management LLC (A) (C)	230,263	17,714,163
Kinder Morgan, Inc. (A)	336,200	12,096,476
LinnCo LLC (A)	110,000	3,199,900
Marathon Petroleum Corp. (B)	35,000	2,921,800
Nordic American Offshore, Ltd. (A)	25,400	464,820
ONEOK Partners, LP	33,450	1,875,876
ONEOK, Inc. (A)	212,200	13,672,046
Pembina Pipeline Corp. (A) (C)	148,200	6,206,616
Pengrowth Energy Corp. (A)	290,000	1,856,000
Phillips 66 (B)	129,200	10,479,412
SemGroup Corp. - Class A (A)	101,100	7,792,788
Spectra Energy Corp. (A)	202,900	8,302,668
Targa Resources Corp.	74,617	9,513,667
Teekay Corp. (A)	55,000	3,061,300
Tesoro Corp. (A) (B)	40,000	2,461,600
TransCanada Corp.	82,100	4,118,957

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	15,000	$ 762,000
Williams Cos., Inc.	366,800	20,771,884

Total Common Stocks (cost $209,101,495)		233,228,839

MASTER LIMITED PARTNERSHIPS - 30.1%
Chemicals - 0.0% (D)
Westlake Chemical Partners, LP (C)	7,500	227,625
Energy Equipment & Services - 1.1%
Compressco Partners, LP	19,900	439,392
Seadrill Partners LLC	147,551	4,780,653
Metals & Mining - 0.6%
SunCoke Energy Partners, LP	84,700	2,662,968
Oil, Gas & Consumable Fuels - 28.4%
Access Midstream Partners, LP	77,900	4,691,138
Atlas Pipeline Partners, LP	62,600	2,159,074
Capital Product Partners, LP	426,997	4,735,397
Crestwood Midstream Partners, LP	158,960	3,458,970
DCP Midstream Partners, LP	122,100	6,650,787
Dynagas LNG Partners, LP	335,977	7,841,703
El Paso Pipeline Partners, LP	29,700	989,901
Enable Midstream Partners, LP	85,300	2,031,846
Energy Transfer Equity, LP	95,100	5,172,489
Energy Transfer Partners, LP - Class B	149,949	8,358,157
EnLink Midstream Partners, LP	56,700	1,655,640
Enterprise Products Partners, LP	135,044	10,074,282
Foresight Energy, LP (C)	51,100	985,719
GasLog Partners, LP (C)	122,800	4,101,520
Global Partners, LP	37,124	1,606,356
Golar LNG Partners, LP	231,096	7,642,345
Holly Energy Partners, LP	55,107	1,857,657
KNOT Offshore Partners, LP	186,354	4,977,515
Magellan Midstream Partners, LP	40,400	3,239,676
MarkWest Energy Partners, LP	119,387	8,333,213
Midcoast Energy Partners, LP	92,500	1,899,025
Northern Tier Energy, LP	5,900	147,264
Phillips 66 Partners, LP	11,400	729,030
Plains All American Pipeline, LP	69,300	3,974,355
Plains GP Holdings, LP - Class A	284,800	8,461,408
QEP Midstream Partners, LP	85,900	2,103,691
Regency Energy Partners, LP	274,530	8,282,570
Sprague Resources, LP	42,000	1,043,700
Summit Midstream Partners, LP	43,900	2,154,173
Sunoco Logistics Partners, LP	24,160	1,072,462
Targa Resources Partners, LP	34,306	2,294,385
Western Gas Equity Partners, LP	53,700	3,028,680
Western Gas Partners, LP	114,700	8,500,417
Williams Partners, LP	55,100	2,790,264
World Point Terminals, LP	26,600	500,080

Total Master Limited Partnerships (cost $129,638,018)		145,655,527

SECURITIES LENDING COLLATERAL - 22.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (E)	107,287,190	107,287,190

Total Securities Lending Collateral (cost $107,287,190)		107,287,190

	Principal	Value
REPURCHASE AGREEMENT - 4.7%

State Street Bank & Trust Co. 0.01% (E), dated 07/31/2014, to be repurchased at $22,543,335 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $22,995,172.

	$ 22,543,329	$ 22,543,329

Total Repurchase Agreement (cost $22,543,329)		22,543,329

Total Investment Securities (cost $500,522,293) (F)		540,896,555
Other Assets and Liabilities - Net - (11.7)%		(56,666,628)

Net Assets - 100.0%		$ 484,229,927

	Contracts	Value
WRITTEN OPTIONS - (0.0)% (D)
Call Options - (0.0)% (D)
Marathon Oil Corp.
Strike Price $85.00
Expires 09/20/2014	100	$(23,500)
Marathon Oil Corp.
Strike Price $90.00
Expires 09/20/2014	100	(10,500)
NRG Yield, Inc.
Strike Price $55.00
Expires 08/16/2014	100	(7,300)
Phillips 66
Strike Price $84.00
Expires 08/16/2014	260	(10,400)
Phillips 66
Strike Price $85.00
Expires 09/20/2014	150	(14,700)
Tesoro Corp.
Strike Price $60.00
Expires 08/16/2014	125	(32,500)
Tesoro Corp.
Strike Price $62.50
Expires 08/16/2014	125	(15,625)

Total Written Options (premiums $103,674)		$(114,525)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$27,727,517	$—	$27,727,517
Convertible Preferred Stock	253,500	—	—	253,500
Preferred Stocks	4,200,653	—	—	4,200,653
Common Stocks	233,228,839	—	—	233,228,839
Master Limited Partnerships	145,655,527	—	—	145,655,527
Securities Lending Collateral	107,287,190	—	—	107,287,190
Repurchase Agreement	—	22,543,329	—	22,543,329

Total Investment Securities	$490,625,709	$50,270,846	$—	$540,896,555

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(114,525)	$—	$—	$(114,525)

Total Derivative Financial Instruments	$(114,525)	$—	$—	$(114,525)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $104,465,860. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $7,056,110.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1%.
(E)	Rate shown reflects the yield at July 31, 2014.
(F)	Aggregate cost for federal income tax purposes is $500,522,293. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,699,923 and $4,325,661, respectively. Net unrealized appreciation for tax purposes is $40,374,262.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $13,939,000, or 2.88% of the fund’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 3.0%
Banks - 3.0%
Korea Development Bank, Series MTN
0.58%, 01/16/2015 - 144A (A)	$ 5,500,000	$ 5,500,000

Total Corporate Debt Security (cost $5,500,000)		5,500,000

CERTIFICATES OF DEPOSIT - 16.6%
Banks - 16.6%
Bank of Nova Scotia
0.20%, 06/12/2015 (B)	2,250,000	2,250,000
0.28%, 08/05/2014 (B)	6,000,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.10%, 08/07/2014 (B)	3,500,000	3,500,000
0.33%, 06/24/2015 (B)	4,125,000	4,125,370
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.25%, 07/09/2015 (B)	5,500,000	5,500,000
Credit Suisse
0.28%, 11/25/2014 (B)	2,500,000	2,500,000
Deutsche Bank AG
0.24%, 09/26/2014 (B)	4,000,000	4,000,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (B)	2,500,000	2,500,001

Total Certificates of Deposit (cost $30,375,371)		30,375,371

COMMERCIAL PAPER - 51.6%
Banks - 29.1%
Barclays Bank PLC
0.48%, 10/02/2014 - 144A (B)	4,750,000	4,750,000
BNP Paribas Finance, Inc.
0.06%, 08/01/2014 (B)	3,000,000	3,000,000
Commonwealth Bank of Australia
0.23%, 11/24/2014 - 144A (B)	2,000,000	2,000,000
HSBC USA, Inc.
0.25%, 09/05/2014 (B)	2,000,000	1,999,514
Mizuho Funding LLC
0.23%, 10/22/2014 - 144A (B)	2,000,000	1,998,952
0.24%, 10/22/2014 - 144A (B)	1,500,000	1,499,180
Natixis US Finance Co. LLC
0.10%, 08/05/2014 (B)	7,500,000	7,499,917
PNC Bank NA
0.30%, 12/03/2014 (B)	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB
0.25%, 09/23/2014 - 144A (B)	5,000,000	4,998,160
0.27%, 02/27/2015 - 144A (B)	2,000,000	1,996,850
Standard Chartered Bank
0.37%, 05/13/2015 - 144A (B)	6,000,000	5,982,425
Sumitomo Mitsui Banking Corp.
0.14%, 08/20/2014 - 144A (B)	3,000,000	2,999,778
0.24%, 01/02/2015 - 144A (B)	3,000,000	2,996,920
Swedbank AB
0.24%, 01/06/2015 (B)	2,000,000	1,997,937
US Bank NA
0.10%, 08/01/2014 (B)	7,500,000	7,500,000
Consumer Finance - 2.2%
Toyota Motor Credit Corp.
0.21%, 01/26/2015 (B)	4,000,000	4,000,000

	Principal	Value
Diversified Financial Services - 16.7%
Alpine Securitization Corp.
0.26%, 11/04/2014 - 144A (B)	$ 4,000,000	$ 3,997,256
Cancara Asset Securitisation LLC
0.19%, 10/01/2014 - 144A (B)	3,500,000	3,498,873
Collateralized Commercial Paper II Co. LLC
0.37%, 03/05/2015 - 144A (B)	7,000,000	6,984,460
Gotham Funding Corp.
0.16%, 09/02/2014 - 144A (B)	5,000,000	4,999,289
ING US Funding LLC
0.20%, 10/01/2014 (B)	3,000,000	2,998,983
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	3,000,000	2,997,900
Kells Funding LLC
0.24%, 04/05/2015 - 144A (B)	4,250,000	4,250,000
VW Credit, Inc.
0.22%, 08/11/2014 - 144A (B)	750,000	749,954
Electric Utilities - 2.8%
Duke Energy Corp.
0.18%, 08/07/2014 - 144A (B)	750,000	749,978
OGE Energy Corp.
0.23%, 08/11/2014 - 144A (B)	750,000	749,952
Southern Co. Funding Corp.
0.17%, 08/04/2014 - 144A (B)	2,800,000	2,799,960
Westar Energy, Inc.
0.24%, 08/05/2014 - 144A (B)	750,000	749,980
Gas Utilities - 0.4%
South Carolina Fuel Co.
0.22%, 08/04/2014 - 144A (B)	750,000	749,986
Oil, Gas & Consumable Fuels - 0.4%
Spectra Energy Partners, LP
0.22%, 08/07/2014 - 144A (B)	750,000	749,971

Total Commercial Paper (cost $94,246,175)		94,246,175

DEMAND NOTE - 1.8%
Capital Markets - 1.8%
Goldman Sachs & Co.
0.34%, 10/17/2014 (B) (C)	3,200,000	3,200,000

Total Demand Note (cost $3,200,000)		3,200,000

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 3.8%
Federal Home Loan Bank
0.08%, 09/17/2014 (B)	7,000,000	6,999,269

Total Short-Term U.S. Government Agency Obligation (cost $6,999,269)		6,999,269

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 10.7%

Barclays Capital, Inc. 0.06% (B), dated 07/31/2014, to be repurchased at $4,200,007 on 08/01/2014. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/11/2014, and with a value of $4,284,086.

	$ 4,200,000	$ 4,200,000
Goldman Sachs & Co. 0.08% (B), dated 07/31/2014, to be repurchased at $15,000,033 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, due 01/01/2024 - 02/01/2042, and with a total value of $15,300,000.	15,000,000	15,000,000
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $265,821 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038 and with a value of $271,944.	265,821	265,821

Total Repurchase Agreements (cost $19,465,821)		19,465,821

Total Investment Securities (cost $159,786,636) (D)		159,786,636
Other Assets and Liabilities - Net - 12.5%		22,894,014

Net Assets - 100.0%		$ 182,680,650

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Corporate Debt Security	$—	$5,500,000	$—	$5,500,000
Certificates of Deposit	—	30,375,371	—	30,375,371
Commercial Paper	—	94,246,175	—	94,246,175
Demand Note	—	3,200,000	—	3,200,000
Short-Term U.S. Government Agency Obligation	—	6,999,269	—	6,999,269
Repurchase Agreements	—	19,465,821	—	19,465,821

Total Investment Securities	$—	$159,786,636	$—	$159,786,636

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $3,200,000, or 1.75% of the fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $159,786,636.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $68,749,824, or 37.63% of the fund’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.4%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 390,000	$ 350,486
3.63%, 02/15/2044	6,206,400	6,582,663
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	433,422	548,110
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	443,137	439,917
0.63%, 01/15/2024	3,557,950	3,673,861
U.S. Treasury Note
0.25%, 11/30/2014	1,335,000	1,335,834
0.38%, 03/31/2016	645,000	644,975
0.88%, 04/30/2017	906,300	904,884
1.25%, 11/30/2018	3,955,000	3,894,750
1.63%, 03/31/2019 - 11/15/2022	9,408,000	9,345,079
2.50%, 05/15/2024 (A)	4,005,500	3,986,097
2.75%, 02/15/2024	3,010,400	3,066,845

Total U.S. Government Obligations (cost $34,420,144)		34,773,501

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
Fannie Mae
2.05%, 02/01/2043 (B)	387,135	396,878
3.33%, 10/25/2023 (B)	190,000	196,042
3.34%, 06/01/2041 (B)	134,088	140,828
3.49%, 09/01/2041 (B)	99,998	105,526
3.50%, 07/01/2028 - 11/01/2028	837,856	887,045
4.00%, 04/01/2026	31,298	33,497
4.50%, 02/01/2025 - 08/01/2099	4,046,901	4,348,930
5.00%, 05/01/2018	10,035	10,594
5.50%, 07/01/2019 - 11/01/2038	637,096	711,572
6.00%, 08/01/2036 - 06/01/2041	1,343,130	1,510,283
6.50%, 05/01/2040	468,863	526,525
Fannie Mae, TBA
3.50%	9,817,000	10,100,230
4.00%	3,331,000	3,502,143
5.00%	2,595,000	2,855,868
Freddie Mac
5.00%, 04/01/2018	18,799	19,832
5.50%, 09/01/2018 - 06/01/2041	430,034	473,868
FREMF Mortgage Trust
Series 2012-K23, Class B
3.66%, 10/25/2045 - 144A (B)	120,000	119,622
Series 2012-K711, Class B
3.56%, 08/25/2045 - 144A (B)	160,000	163,605
Ginnie Mae, IO
0.99%, 02/16/2053 (B)	963,319	74,244
Ginnie Mae, TBA
3.00%	882,000	882,627
3.50%	1,277,000	1,317,380
4.00%	832,000	881,377
4.50%	813,721	881,794

Total U.S. Government Agency Obligations (cost $30,030,741)		30,140,310

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond
4.25%, 01/07/2025	330,000	330,825
Colombia Government International Bond
4.00%, 02/26/2024	235,000	240,288

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia Government International Bond,
Series MTN
5.38%, 10/17/2023 - 144A	$ 315,000	$ 341,775
Mexico Government International Bond
4.00%, 10/02/2023 (A)	630,000	655,830
Peruvian Government International Bond
7.35%, 07/21/2025	125,000	165,000
South Africa Government Bond
8.00%, 12/21/2018	ZAR 6,485,000	617,360
Turkey Government International Bond
5.75%, 03/22/2024	$ 400,000	439,000

Total Foreign Government Obligations (cost $2,694,683)		2,790,078

MORTGAGE-BACKED SECURITIES - 4.9%
BAMLL Commercial Mortgage Securities Trust
Series 2012-CLRN, Class A
1.30%, 08/15/2029 - 144A (B)	122,000	122,049
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.56%, 06/10/2049 (B)	392,658	422,560
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	460,000	448,433
Series 2012-TFT, Class C
3.47%, 06/05/2030 - 144A (B)	475,000	454,436
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 - 144A (B)	3,045,000	167,067
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.75%, 08/26/2035 - 144A (B)	286,531	283,540
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	62,713	62,842
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)	300,617	320,869
Series 2009-RR6, Class 2A1
2.69%, 08/26/2035 - 144A (B)	247,455	229,888
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	318,067	326,590
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	7,209	7,209
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	328,119	354,556
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	247,377	268,380
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	403,173	442,061
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	145,000	149,728
Series 2014-GC19, Class A4
4.02%, 03/10/2047	220,000	232,078
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	100,000	106,491
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	70,000	76,189
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	110,000	109,176
Series 2014-CR14, Class B
4.61%, 02/10/2047 (B)	150,000	160,907
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	155,000	162,333

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	$ 380,000	$ 372,498
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	70,000	77,199
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.42%, 04/15/2022 - 144A (B)	128,766	126,957
Series 2009-11R, Class 5A1
4.42%, 08/26/2036 - 144A (B)	1,053,882	1,072,285
CSMC Trust
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	23,145	23,236
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	149,722	154,455
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	80,177	81,685
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	464,454	478,905
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (B)	585,000	621,243
Series 2013-8R, Class 3A1
0.30%, 03/27/2036 - 144A (B)	788,778	770,181
Series 2014-4R, Class 21A1
0.47%, 12/27/2035 - 144A (B)	1,000,000	948,746
DBRR Trust
Series 2011-C32, Class A3A
5.75%, 06/17/2049 - 144A (B)	150,000	160,176
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	173,151	174,449
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	165,000	165,974
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (B)	320,000	300,816
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.67%, 11/05/2030 - 144A (B)	15,000,000	100,725
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.63%, 12/26/2037 - 144A (B)	216,005	215,965
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	141,038	151,091
Series 2009-R7, Class 12A1
2.61%, 08/26/2036 - 144A (B)	106,873	105,606
Series 2009-R7, Class 1A1
2.37%, 02/26/2036 - 144A (B)	410,317	404,015
Series 2009-R7, Class 4A1
2.52%, 09/26/2034 - 144A (B)	240,880	237,143
Series 2009-R9, Class 1A1
2.31%, 08/26/2046 - 144A (B)	188,712	190,780
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	155,156	161,108
Series 2010-R3, Class 1A1
2.76%, 03/21/2036 - 144A (B)	103,736	104,208
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.44%, 12/12/2044 (B)	100,000	105,834
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	489,687	532,316

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2007-CB20, Class AM
5.88%, 02/12/2051 (B)	$ 360,000	$ 401,524
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	441,613	490,053
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	327,729	358,089
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (B)	128,205	136,073
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370,000	425,698
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.98%, 01/27/2047 - 144A (B)	97,533	98,509
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	171,619	171,441
Series 2014-2, Class 6A1
3.04%, 05/25/2037 - 144A (B)	1,077,013	1,079,337
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (B)	605,000	609,266
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	125,000	128,225
Series 2007-C7, Class AM
6.16%, 09/15/2045 (B)	110,000	124,614
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.29%, 11/12/2037 (B)	300,000	313,245
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (B)	143,935	154,832
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.59%, 04/12/2049 (B)	138,786	141,251
Series 2007-HQ12, Class AM
5.59%, 04/12/2049 (B)	280,000	304,295
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	470,566	511,488
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	119,425
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	128,486	140,482
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (B)	335,000	367,230
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	100,000	98,906
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	139,608	140,306
Series 2014-R3, Class 2A
3.00%, 07/26/2048 - 144A (B)	1,366,550	1,356,724
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	350,000	351,827
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	543,000	544,170
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (B)	379,316	390,598
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (B)	410,000	383,905
SCG Trust
Series 2013-SRP1, Class A
1.55%, 11/15/2026 - 144A (B)	230,000	230,938
Series 2013-SRP1, Class AJ
2.10%, 11/15/2026 - 144A (B)	145,000	145,455

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	$ 207,344	$ 205,270
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	320,000	327,358
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (B)	185,000	179,977
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	119,739	119,793

Total Mortgage-Backed Securities (cost $23,218,269)		23,295,282

ASSET-BACKED SECURITIES - 4.9%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200,000	205,091
Series 2012-2, Class C
2.64%, 10/10/2017	125,000	127,747
Series 2012-3, Class C
2.42%, 05/08/2018	120,000	122,420
Series 2012-4, Class B
1.31%, 11/08/2017	75,000	75,388
Series 2012-4, Class C
1.93%, 08/08/2018	125,000	126,673
Series 2012-5, Class C
1.69%, 11/08/2018	235,000	236,729
Series 2013-4, Class D
3.31%, 10/08/2019	85,000	87,575
Series 2013-5, Class C
2.29%, 11/08/2019	35,000	35,277
Series 2014-1, Class B
1.68%, 07/08/2019	141,000	140,823
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	195,000	195,333
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	135,000	134,955
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	60,000	59,936
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	60,000	59,874
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	60,000	60,493
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	75,000	74,585
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	95,000	94,521
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	250,404
Series 2013-2A, Class A
1.50%, 04/15/2021 - 144A	250,000	251,188
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	238,040	242,284
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	104,494
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,636

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	$ 250,000	$ 250,150
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	355,000	355,071
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	395,000	398,081
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	460,000	460,414
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.42%, 03/20/2036 (B)	775,000	748,269
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95,000	97,776
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	593,486	673,769
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.88%, 11/25/2024 (B)	205,000	215,165
Series 2014-2A, Class A3
1.01%, 07/27/2037 - 144A (B)	165,000	164,266
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	106,559	106,750
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	110,000	110,119
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	215,000	214,995
Santander Drive Auto Receivables Trust
Series 2012-2, Class C
3.20%, 02/15/2018	310,000	316,529
Series 2012-4, Class C
2.94%, 12/15/2017	230,000	235,180
Series 2012-5, Class C
2.70%, 08/15/2018	140,000	143,530
Series 2012-6, Class C
1.94%, 03/15/2018	175,000	177,382
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	380,000	380,883
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	795,000	798,708
Series 2013-2, Class B
1.33%, 03/15/2018	370,000	371,907
Series 2013-3, Class B
1.19%, 05/15/2018	350,000	350,633
Series 2013-4, Class B
2.16%, 01/15/2020	210,000	214,419
Series 2013-4, Class C
3.25%, 01/15/2020	170,000	176,648
Series 2013-5, Class B
1.55%, 10/15/2018	530,000	530,823
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	251,777
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	280,000	283,049
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	110,000	112,979
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	70,000	73,226
Series 2014-1, Class B
1.59%, 10/15/2018	575,000	576,562
Series 2014-1, Class C
2.36%, 04/15/2020	250,000	252,803
Scholar Funding Trust
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	494,851	493,191

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	$ 208,289	$ 204,638
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	330,419	328,589
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	445,603	441,446
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (B)	250,000	266,751
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	104,920
Series 2011-B, Class A3
2.40%, 06/16/2042 - 144A (B)	100,000	106,875
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (B)	150,000	161,168
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140,000	149,490
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (B)	64,357	65,185
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120,000	125,496
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400,000	417,394
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (B)	274,011	275,990
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430,000	447,836
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	620,000	640,451
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (B)	138,817	139,380
Series 2012-E, Class A2B
1.90%, 06/15/2045 - 144A (B)	535,000	552,820
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (B)	92,518	92,686
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	715,000	704,926
Series 2013-A, Class A2B
1.20%, 05/17/2027 - 144A (B)	470,000	474,353
Series 2013-B, Class A1
0.80%, 07/15/2022 - 144A (B)	423,466	424,539
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	1,055,000	1,034,710
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (B)	327,125	328,768
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	305,000	312,067
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (B)	155,000	158,578
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (B)	179,753	180,149
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (B)	75,045	74,709
Series 2008-5, Class A4
1.93%, 07/25/2023 (B)	170,000	178,016
Series 2013-6, Class A3
0.81%, 06/26/2028 (B)	415,000	417,375
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 - 144A	505,000	504,993
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	459,021	461,821

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	$ 170,000	$ 177,721
Series 2012-C, Class A
2.23%, 08/15/2022	360,000	361,188
Series 2012-D, Class A
2.15%, 04/17/2023	455,000	449,989

Total Asset-Backed Securities (cost $22,935,503)		23,086,497

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	45,000	61,942
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	45,000	61,288
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	35,000	42,856
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	54,000	78,082
New York City Water & Sewer System (Revenue Bonds)
5.88%, 06/15/2044	45,000	57,448
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	40,000	47,913
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	70,000	78,946
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	200,000	299,862
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	190,000	184,716
University of California (Revenue Bonds)
4.86%, 05/15/2112	40,000	40,334

Total Municipal Government Obligations (cost $901,148)		953,387

PREFERRED CORPORATE DEBT SECURITY - 0.3%
Insurance - 0.3%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	1,195,000	1,287,612

Total Preferred Corporate Debt Security (cost $1,302,489)		1,287,612

CORPORATE DEBT SECURITIES - 12.7%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	225,000	243,219
5.10%, 01/15/2044	160,000	174,413
Airlines - 0.2%
United Airlines Pass-Through Trust
3.75%, 03/03/2028 (C)	975,000	975,000
United Continental Holdings, Inc.
6.00%, 07/15/2028	95,000	91,319

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023	$ 105,000	$ 109,594
6.25%, 10/02/2043	65,000	73,612
Banks - 2.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,250,000	1,717,215
BPCE SA
4.00%, 04/15/2024	250,000	252,890
5.15%, 07/21/2024 - 144A (A)	205,000	214,827
Citigroup, Inc.
2.50%, 09/26/2018	183,000	185,039
2.55%, 04/08/2019 (A)	335,000	336,516
3.38%, 03/01/2023	163,000	161,071
4.45%, 01/10/2017	89,000	95,432
4.95%, 11/07/2043	60,000	63,634
6.68%, 09/13/2043	60,000	74,332
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (A)	250,000	252,041
11.00%, 06/30/2019 - 144A (B) (E)	1,285,000	1,723,185
Credit Agricole SA
2.50%, 04/15/2019 - 144A	419,000	420,350
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	610,000	629,520
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	590,000	583,675
JPMorgan Chase & Co.
3.20%, 01/25/2023	26,000	25,562
3.25%, 09/23/2022	123,000	122,335
4.75%, 03/01/2015	265,000	271,354
4.85%, 02/01/2044	60,000	62,686
6.75%, 02/01/2024 (B) (E)	48,000	51,240
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	450,000	450,511
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	285,000	286,142
Nordea Bank AB
4.25%, 09/21/2022 - 144A	1,500,000	1,554,624
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	245,000	246,206
6.00%, 12/19/2023	215,000	228,502
Societe Generale SA
5.00%, 01/17/2024 - 144A	415,000	427,403
UBS AG
7.63%, 08/17/2022	730,000	867,932
Wells Fargo & Co.
2.15%, 01/15/2019	111,000	111,062
4.13%, 08/15/2023 (A)	105,000	108,634
5.38%, 11/02/2043	220,000	241,519
5.90%, 06/15/2024 (B) (E)	139,000	145,186
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	155,000	155,485
3.70%, 02/01/2024	215,000	220,088
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	120,000	128,512
5.65%, 06/15/2042	100,000	114,333
Capital Markets - 0.8%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	155,000	154,924

	Principal	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	$ 215,000	$ 217,493
2.90%, 07/19/2018	290,000	296,911
3.63%, 02/07/2016 - 01/22/2023	399,000	402,403
5.75%, 01/24/2022	98,000	112,479
6.25%, 02/01/2041	60,000	72,432
6.75%, 10/01/2037	65,000	77,412
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (A) (B)	155,000	160,259
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (A)	955,000	1,089,015
Morgan Stanley
3.45%, 11/02/2015	443,000	456,867
3.80%, 04/29/2016	115,000	120,461
Morgan Stanley, Series MTN
5.00%, 11/24/2025	215,000	228,823
5.45%, 01/09/2017	425,000	465,361
Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,000,000	1,116,321
Monsanto Co.
4.40%, 07/15/2044	375,000	374,233
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A	560,000	561,778
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	175,443
Construction & Engineering - 0.0% (D)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	192,840	202,482
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	705,000	706,332
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	217,000	219,359
Diversified Financial Services - 0.5%
Bank of America Corp.
2.60%, 01/15/2019	189,000	189,975
2.65%, 04/01/2019	770,000	773,968
4.10%, 07/24/2023	154,000	158,001
5.75%, 12/01/2017	250,000	280,459
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (E)	400,000	468,000
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	65,000	87,475
MassMutual Global Funding II
2.35%, 04/09/2019 - 144A	200,000	201,176
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.30%, 03/11/2019 (A)	310,000	311,731
4.35%, 06/15/2045	120,000	112,965
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	170,000	178,500
Level 3 Financing, Inc.
8.13%, 07/01/2019	400,000	426,000
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	131,625
Verizon Communications, Inc.
3.45%, 03/15/2021	145,000	147,965
3.65%, 09/14/2018	370,000	394,462
3.85%, 11/01/2042	551,000	484,260
4.50%, 09/15/2020	140,000	152,404
6.55%, 09/15/2043	377,000	473,456

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (A)	$ 210,000	$ 220,173
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	142,296
8.88%, 11/15/2018	28,000	35,226
Commonwealth Edison Co.
4.70%, 01/15/2044 (A)	135,000	147,137
Duke Energy Carolinas LLC
4.25%, 12/15/2041	134,000	136,571
Duke Energy Corp.
3.75%, 04/15/2024	35,000	35,869
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	213,453
Georgia Power Co.
3.00%, 04/15/2016	395,000	410,014
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	138,895
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	42,000	45,180
5.30%, 06/01/2042	75,000	87,746
Pacific Gas & Electric Co.
4.75%, 02/15/2044	62,000	66,294
PacifiCorp
3.60%, 04/01/2024 (A)	425,000	437,545
5.75%, 04/01/2037	125,000	154,139
Progress Energy, Inc.
4.88%, 12/01/2019	21,000	23,441
Energy Equipment & Services - 0.3%
Nabors Industries, Inc.
4.63%, 09/15/2021	145,000	156,598
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	108,985
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	120,000	123,518
4.63%, 03/01/2034	110,000	115,410
Transocean, Inc.
6.00%, 03/15/2018	647,000	723,127
6.80%, 03/15/2038	110,000	121,738
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	120,000	135,829
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
5.30%, 12/05/2043	42,000	47,306
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	143,042
4.30%, 04/22/2044	120,000	120,351
Food Products - 0.0% (D)
Mondelez International, Inc.
2.25%, 02/01/2019	200,000	200,281
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp.
2.65%, 10/01/2018	187,000	189,974
Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044	44,000	46,209
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	206,076
HCA, Inc.
7.25%, 09/15/2020	150,000	158,625
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	178,612
UnitedHealth Group, Inc.
3.38%, 11/15/2021	61,000	62,455

	Principal	Value
Health Care Providers & Services (continued)
WellPoint, Inc.
1.88%, 01/15/2018	$ 239,000	$ 239,974
2.30%, 07/15/2018	564,000	571,530
3.30%, 01/15/2023 (A)	75,000	74,257
Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 (A)	11,000	11,165
4.88%, 11/01/2020	20,000	20,300
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.50%, 03/11/2044	117,000	121,956
Insurance - 1.7%
American International Group, Inc.
3.38%, 08/15/2020	317,000	328,621
4.13%, 02/15/2024	171,000	178,381
8.18%, 05/15/2068 (B)	61,000	84,256
8.25%, 08/15/2018	1,230,000	1,513,365
American International Group, Inc., Series MTN
5.45%, 05/18/2017	178,000	197,399
Genworth Holdings, Inc.
7.63%, 09/24/2021	145,000	179,618
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,195,000	1,380,337
Lincoln National Corp.
8.75%, 07/01/2019	630,000	809,803
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	640,000	640,276
3.88%, 04/11/2022 - 144A	750,000	791,754
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	705,000	1,087,914
Principal Financial Group, Inc.
8.88%, 05/15/2019	345,000	441,536
Prudential Financial, Inc., Series MTN
5.38%, 06/21/2020	228,000	259,719
7.38%, 06/15/2019	189,000	231,536
IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	283,000	289,157
MasterCard, Inc.
2.00%, 04/01/2019	173,000	172,337
3.38%, 04/01/2024	111,000	111,534
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	443,000	444,472
5.30%, 02/01/2044 (A)	23,000	25,241
Media - 0.6%
CBS Corp.
4.63%, 05/15/2018 (A)	78,000	84,849
5.75%, 04/15/2020	62,000	71,188
8.88%, 05/15/2019	239,000	305,257
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	400,000	420,000
Comcast Corp.
5.88%, 02/15/2018	313,000	358,467
Cox Communications, Inc.
8.38%, 03/01/2039 - 144A	217,000	307,223
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	215,000	233,713
5.00%, 03/01/2021	115,000	127,423

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Media (continued)
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (E)	$ 200,000	$ 208,250
NBCUniversal Media LLC
4.38%, 04/01/2021	189,000	207,003
4.45%, 01/15/2043	159,000	159,200
5.15%, 04/30/2020	283,000	321,916
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (A)	140,000	146,306
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	138,620
Novelis, Inc.
8.75%, 12/15/2020	250,000	270,000
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	119,000	115,977
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024 (A)	70,000	72,371
4.88%, 03/01/2044	152,000	159,930
Dominion Resources, Inc.
1.95%, 08/15/2016	362,000	368,899
PG&E Corp.
2.40%, 03/01/2019	87,000	87,275
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.
4.25%, 01/15/2044	47,000	45,300
4.75%, 04/15/2043 (A)	65,000	66,923
BP Capital Markets PLC
2.24%, 05/10/2019	325,000	325,367
2.75%, 05/10/2023	272,000	259,566
3.25%, 05/06/2022	140,000	140,654
3.81%, 02/10/2024	195,000	199,901
Continental Resources, Inc.
3.80%, 06/01/2024 - 144A (A)	645,000	648,280
Energy Transfer Partners, LP
5.95%, 10/01/2043	120,000	133,380
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	290,123
Exxon Mobil Corp.
1.82%, 03/15/2019 (A)	500,000	500,485
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	144,470
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	190,030
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	217,000	218,267
4.15%, 02/01/2024 (A)	465,000	464,780
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180,000	196,200
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	240,000	243,600
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	150,000	154,125
Murphy Oil Corp.
2.50%, 12/01/2017 (A)	250,000	255,298
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,436
Noble Energy, Inc.
5.25%, 11/15/2043	85,000	92,216
6.00%, 03/01/2041	150,000	176,809
8.25%, 03/01/2019	139,000	173,417
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	135,000	127,913
Petrobras Global Finance BV
6.25%, 03/17/2024	440,000	464,460
Petroleos Mexicanos
3.50%, 01/30/2023	145,000	139,925
Range Resources Corp.
5.75%, 06/01/2021	40,000	42,200

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.00%, 11/15/2018	$ 283,000	$ 285,591
4.55%, 08/12/2043	169,000	177,349
Statoil ASA
2.90%, 11/08/2020	325,000	331,599
Total Capital International SA
3.70%, 01/15/2024	141,000	145,126
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	252,934
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	60,754
7.88%, 09/01/2021 (A)	100,000	122,927
Williams Partners, LP
5.40%, 03/04/2044	104,000	111,528
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (A)	630,000	686,309
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	95,000	92,859
Actavis, Inc.
3.25%, 10/01/2022 (A)	210,000	205,770
4.63%, 10/01/2042	195,000	189,396
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	222,000	226,828
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	70,000	71,609
Real Estate Investment Trusts - 0.6%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	875,000	875,570
3.00%, 02/06/2019 - 144A	205,000	204,772
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	929,163
Realty Income Corp.
3.88%, 07/15/2024	750,000	751,125
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	61,000	60,252
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	39,206
3.75%, 04/01/2024	37,000	38,054
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	200,000	210,000
Specialty Retail - 0.0% (D)
QVC, Inc.
7.50%, 10/01/2019 - 144A	145,000	151,657
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020	215,000	223,254
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	114,000	116,202
Philip Morris International, Inc.
1.88%, 01/15/2019 (A)	243,000	240,776
4.88%, 11/15/2043	81,000	86,157
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	307,261
3.13%, 07/16/2022	200,000	194,098
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	12,000	12,514

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	$ 305,000	$ 357,612
Sprint Corp.
7.88%, 09/15/2023 - 144A	155,000	165,850
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,850
6.63%, 04/28/2021	55,000	57,750
6.73%, 04/28/2022	55,000	57,613
6.84%, 04/28/2023	15,000	15,900

Total Corporate Debt Securities (cost $58,426,186)		59,663,170

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Bill
0.01%, 09/11/2014 (F)	14,673,900	14,673,592
0.02%, 11/06/2014 (F)	1,826,900	1,826,779
0.03%, 08/07/2014 - 08/21/2014 (F)	9,432,800	9,432,725
0.08%, 05/28/2015 (F) (G)	300,000	299,800

Total Short-Term U.S. Government Obligations (cost $26,232,896)		26,232,896

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (B)	3,072	79,166
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (B)	12,963	351,168
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (B)	960	24,854

Total Preferred Stocks (cost $456,527)		455,188

COMMON STOCKS - 60.3%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	33,940	3,116,710
L-3 Communications Holdings, Inc.	8,342	875,576
United Technologies Corp.	35,125	3,693,394
Airlines - 0.3%
Delta Air Lines, Inc.	17,351	649,968
United Continental Holdings, Inc. (H)	19,848	920,749
Auto Components - 0.2%
TRW Automotive Holdings Corp. (H)	10,580	1,082,228
Automobiles - 0.4%
General Motors Co.	52,930	1,790,093
Banks - 2.0%
BB&T Corp.	12,751	472,042
Cullen/Frost Bankers, Inc. (A)	1,828	142,529
PNC Financial Services Group, Inc.	16,587	1,369,423
SunTrust Banks, Inc.	7,288	277,308
SVB Financial Group (H)	2,649	288,794
U.S. Bancorp - Class A	3,224	135,505
Wells Fargo & Co.	131,114	6,673,703
Beverages - 1.5%
Coca-Cola Co.	74,245	2,917,086
Constellation Brands, Inc. - Class A (H)	13,209	1,099,781
Dr. Pepper Snapple Group, Inc.	17,731	1,041,874
Molson Coors Brewing Co. - Class B	5,311	358,652
PepsiCo, Inc.	16,294	1,435,501

	Shares	Value
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (H)	4,824	$ 766,968
Biogen Idec, Inc. (H)	9,048	3,025,561
Celgene Corp. (H)	33,360	2,907,324
Gilead Sciences, Inc. (H)	13,081	1,197,565
Vertex Pharmaceuticals, Inc. (H)	7,646	679,806
Building Products - 0.2%
Masco Corp.	46,401	965,141
Capital Markets - 1.7%
Charles Schwab Corp.	72,445	2,010,349
Goldman Sachs Group, Inc.	4,978	860,547
Invesco, Ltd.	42,112	1,584,674
Morgan Stanley	66,020	2,135,087
State Street Corp.	16,391	1,154,582
Chemicals - 0.8%
Axiall Corp. (A)	9,487	406,328
Dow Chemical Co.	16,795	857,721
Monsanto Co.	15,848	1,792,250
Mosaic Co.	12,599	580,940
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	6,366	274,693
Communications Equipment - 1.4%
Cisco Systems, Inc.	144,431	3,643,994
QUALCOMM, Inc.	39,071	2,879,533
Construction & Engineering - 0.6%
Fluor Corp.	34,468	2,511,683
Quanta Services, Inc. (H)	3,349	112,158
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,370	418,655
Consumer Finance - 0.3%
American Express Co.	3,156	277,728
Capital One Financial Corp.	11,968	951,935
Navient Corp.	4,062	69,866
Containers & Packaging - 0.2%
Crown Holdings, Inc. (H)	15,123	703,976
Sealed Air Corp. - Class A	3,250	104,390
Diversified Financial Services - 2.5%
Bank of America Corp.	271,151	4,135,053
Berkshire Hathaway, Inc. - Class B (H)	22,742	2,852,529
Citigroup, Inc.	74,214	3,629,807
Intercontinental Exchange, Inc.	5,511	1,059,324
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	6,886	245,073
Verizon Communications, Inc.	91,182	4,597,396
Electric Utilities - 1.3%
American Electric Power Co., Inc.	20,247	1,052,641
Edison International	15,660	858,168
Entergy Corp. - Class B (A)	14,191	1,033,531
Exelon Corp. (A)	36,798	1,143,682
NextEra Energy, Inc.	21,719	2,039,197
Electrical Equipment - 0.9%
Eaton Corp. PLC	29,550	2,007,036
Emerson Electric Co.	31,989	2,036,100
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	20,937	411,412
TE Connectivity, Ltd.	8,519	527,241
Energy Equipment & Services - 1.5%
Ensco PLC - Class A (A)	24,168	1,224,109
FMC Technologies, Inc. (H)	3,940	239,552
Halliburton Co.	20,259	1,397,669
Noble Corp. PLC (A)	11,856	371,923
Schlumberger, Ltd.	36,888	3,998,290
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	11,762	1,382,506
CVS Caremark Corp.	39,463	3,013,395

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Food & Staples Retailing (continued)
Kroger Co.	8,189	$ 401,097
Wal-Mart Stores, Inc.	7,361	541,622
Food Products - 1.2%
Archer-Daniels-Midland Co.	38,851	1,802,686
General Mills, Inc.	22,952	1,151,043
Kellogg Co.	6,349	379,861
Mondelez International, Inc. - Class A	67,712	2,437,632
Gas Utilities - 0.2%
EQT Corp.	5,963	559,449
Questar Corp.	17,786	395,560
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	49,506	2,085,193
Baxter International, Inc.	8,898	664,592
Boston Scientific Corp. (H)	122,376	1,563,965
Covidien PLC	8,558	740,352
Stryker Corp.	21,355	1,703,488
Health Care Providers & Services - 1.1%
Aetna, Inc.	13,132	1,018,124
Humana, Inc. - Class A	15,038	1,769,221
McKesson Corp.	5,293	1,015,515
UnitedHealth Group, Inc.	18,679	1,513,933
Health Care Technology - 0.1%
athenahealth, Inc. (A) (H)	726	90,314
Cerner Corp. (A) (H)	8,113	447,838
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	1,872	177,016
Royal Caribbean Cruises, Ltd. - Class A	19,608	1,169,617
Starbucks Corp.	19,303	1,499,457
Yum! Brands, Inc.	11,259	781,375
Household Durables - 0.3%
Harman International Industries, Inc.	6,377	692,223
NVR, Inc. (A) (H)	98	110,393
PulteGroup, Inc.	36,552	645,143
Household Products - 1.1%
Kimberly-Clark Corp.	6,989	725,948
Procter & Gamble Co.	54,663	4,226,543
Industrial Conglomerates - 0.5%
General Electric Co.	85,207	2,142,956
Insurance - 1.7%
ACE, Ltd.	29,652	2,968,165
Axis Capital Holdings, Ltd.	9,044	390,249
Hartford Financial Services Group, Inc.	4,120	140,739
Marsh & McLennan Cos., Inc.	23,051	1,170,299
MetLife, Inc.	48,632	2,558,043
Prudential Financial, Inc.	7,500	652,275
XL Group PLC - Class A	8,344	269,011
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (H)	5,697	1,783,104
Priceline Group, Inc. (H)	907	1,126,902
Internet Software & Services - 2.0%
eBay, Inc. (H)	24,596	1,298,669
Facebook, Inc. - Class A (H)	18,509	1,344,679
Google, Inc. - Class A (H)	6,165	3,572,926
Google, Inc. - Class C (H)	5,922	3,385,015
IT Services - 1.8%
Accenture PLC - Class A	25,736	2,040,350
Alliance Data Systems Corp. (H)	1,734	454,811
Cognizant Technology Solutions Corp. - Class A (H)	28,940	1,419,507
International Business Machines Corp.	6,763	1,296,264
Visa, Inc. - Class A	14,934	3,151,224
Xerox Corp.	9,770	129,550

	Shares	Value
Machinery - 0.7%
Deere & Co. (A)	7,424	$ 631,857
PACCAR, Inc.	37,219	2,317,627
Snap-on, Inc.	985	118,397
SPX Corp.	3,363	333,374
Media - 2.8%
CBS Corp. - Class B	3,418	194,245
Charter Communications, Inc. - Class A (H)	2,483	383,673
Comcast Corp. - Class A	74,080	3,980,318
DIRECTV (H)	1,591	136,906
DISH Network Corp. - Class A (H)	9,218	570,226
Time Warner Cable, Inc.	6,163	894,251
Time Warner, Inc.	50,915	4,226,963
Time, Inc. (H)	6,407	154,409
Twenty-First Century Fox, Inc. - Class A	41,534	1,315,797
Walt Disney Co. - Class A	17,308	1,486,411
Metals & Mining - 0.7%
Alcoa, Inc.	96,844	1,587,273
Freeport-McMoRan, Inc.	16,786	624,775
U.S. Steel Corp. (A)	29,177	977,138
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	22,501	547,224
CMS Energy Corp.	27,030	781,978
Dominion Resources, Inc.	14,048	950,207
NiSource, Inc. - Class B	27,853	1,049,501
Wisconsin Energy Corp.	3,100	135,098
Multiline Retail - 0.3%
Dollar General Corp. (H)	4,708	260,023
Dollar Tree, Inc. (H)	3,183	173,378
Macy’s, Inc.	13,057	754,564
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. - Class A	11,265	1,203,665
Cheniere Energy, Inc. (H)	7,198	509,330
Chevron Corp.	37,558	4,853,996
EOG Resources, Inc.	13,333	1,459,164
Exxon Mobil Corp.	62,387	6,172,570
Hess Corp.	10,063	996,036
Marathon Oil Corp.	47,738	1,849,847
Marathon Petroleum Corp.	7,953	663,916
Occidental Petroleum Corp.	16,966	1,657,748
Phillips 66	1,599	129,695
Pioneer Natural Resources Co.	748	165,652
QEP Resources, Inc.	9,390	310,340
Valero Energy Corp.	13,406	681,025
Paper & Forest Products - 0.0% (D)
International Paper Co.	4,678	222,205
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	5,906	433,855
Pharmaceuticals - 3.6%
Actavis PLC (H)	1,885	403,880
Allergan, Inc.	4,947	820,509
Bristol-Myers Squibb Co.	58,885	2,980,759
Johnson & Johnson	73,325	7,339,099
Merck & Co., Inc.	58,840	3,338,581
Perrigo Co. PLC (A)	5,108	768,499
Pfizer, Inc.	36,917	1,059,518
Real Estate Investment Trusts - 1.3%
American Tower Corp. - Class A	1,778	167,826
AvalonBay Communities, Inc.	6,179	914,986
Boston Properties, Inc.	2,265	270,554
DiamondRock Hospitality Co.	44,420	544,589
Essex Property Trust, Inc.	776	147,106
Extra Space Storage, Inc.	2,659	137,550
General Growth Properties, Inc.	6,993	163,426

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	8,796	$ 370,048
Host Hotels & Resorts, Inc.	11,101	241,336
Kilroy Realty Corp.	3,650	225,716
Liberty Property Trust - Series C	15,413	542,075
Mid-America Apartment Communities, Inc.	6,205	433,854
Prologis, Inc. - Class A	13,170	537,468
Public Storage	1,006	172,640
Simon Property Group, Inc.	7,002	1,177,666
Road & Rail - 1.4%
Canadian Pacific Railway, Ltd.	1,518	288,344
CSX Corp.	74,607	2,232,241
Norfolk Southern Corp.	1,280	130,125
Union Pacific Corp.	41,290	4,059,220
Semiconductors & Semiconductor Equipment - 1.5%
Avago Technologies, Ltd. - Class A	16,152	1,120,626
Broadcom Corp. - Class A	28,414	1,087,120
Freescale Semiconductor, Ltd. (A) (H)	19,696	394,314
KLA-Tencor Corp.	24,791	1,772,308
LAM Research Corp.	26,683	1,867,810
Xilinx, Inc.	19,735	811,700
Software - 2.5%
Adobe Systems, Inc. (H)	23,775	1,643,090
CA, Inc.	5,284	152,602
Citrix Systems, Inc. (H)	15,862	1,074,333
Microsoft Corp.	156,563	6,757,259
Oracle Corp.	40,621	1,640,682
VMware, Inc. - Class A (A) (H)	4,035	400,918
Specialty Retail - 2.0%
AutoZone, Inc. (H)	3,125	1,615,719
Gap, Inc. - Class A (A)	2,162	86,718
Home Depot, Inc.	40,959	3,311,535
Lowe’s Cos., Inc.	48,454	2,318,524
Ross Stores, Inc.	7,326	471,794
TJX Cos., Inc.	29,502	1,572,162
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	101,627	9,712,492
EMC Corp.	17,846	522,888
Hewlett-Packard Co.	24,407	869,133
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. (A) (H)	3,182	122,412
VF Corp.	30,194	1,849,986
Tobacco - 0.8%
Philip Morris International, Inc.	43,646	3,579,408
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. (A)	4,527	1,064,524

Total Common Stocks (cost $211,533,538)		283,256,271

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	18,644,543	18,644,543

Total Securities Lending Collateral (cost $18,644,543)		18,644,543

Principal	Value
REPURCHASE AGREEMENT - 2.2%

State Street Bank & Trust Co. 0.01% (F), dated 07/31/2014, to be repurchased at $10,202,133 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.26%, due 10/17/2022 - 12/01/2027, and with a total value of $10,407,546.

$ 10,202,131	$ 10,202,131

Total Repurchase Agreement (cost $10,202,131)	10,202,131

Total Investment Securities (cost $440,998,798) (I)	514,780,866
Other Assets and Liabilities - Net - (9.6)%	(44,891,769)

Net Assets - 100.0%	$ 469,889,097

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	33	09/19/2014	$(49,794)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$34,773,501	$—	$34,773,501
U.S. Government Agency Obligations	—	30,140,310	—	30,140,310
Foreign Government Obligations	—	2,790,078	—	2,790,078
Mortgage-Backed Securities	—	23,090,012	205,270	23,295,282
Asset-Backed Securities	—	23,086,497	—	23,086,497
Municipal Government Obligations	—	953,387	—	953,387
Preferred Corporate Debt Security	—	1,287,612	—	1,287,612
Corporate Debt Securities	—	59,663,170	—	59,663,170
Short-Term U.S. Government Obligations	—	26,232,896	—	26,232,896
Preferred Stocks	455,188	—	—	455,188
Common Stocks	283,256,271	—	—	283,256,271
Securities Lending Collateral	18,644,543	—	—	18,644,543
Repurchase Agreement	—	10,202,131	—	10,202,131

Total Investment Securities	$302,356,002	$212,219,594	$205,270	$514,780,866

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (K)	$(49,794)	$—	$—	$(49,794)

Total Derivative Financial Instruments	$(49,794)	$—	$—	$(49,794)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3 (N)	Transfers out of Level 3	Ending Balance at July 31, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (M)
Mortgage-Backed Securities	$—	$—	$(84,138)	$—	$982	$(141)	$288,567	$—	$205,270	$(141)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,253,289. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at July 31, 2014.
(G)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $299,774.
(H)	Non-income producing security.
(I)	Aggregate cost for federal income tax purposes is $440,998,798. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $75,557,199 and $1,775,131, respectively. Net unrealized appreciation for tax purposes is $73,782,068.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Transferred into Level 3 because of unavailability of observable inputs.
(O)	Level 3 securities were not considered significant to the fund.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $48,147,882, or 10.25% of the fund’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 86.4%
Alternative Investments - 8.4%
Transamerica MLP & Energy Income (A)	3,611,739	$ 42,437,934
Fixed Income - 11.5%
Transamerica Emerging Markets Debt (A)	1,147,901	12,741,700
Transamerica Short-Term Bond (A)	1,178,926	12,048,622
Transamerica Strategic High Income (A)	3,270,424	33,718,068
Global/International Equity - 0.9%
Transamerica International Small Cap (A)	425,498	4,523,049
Tactical and Specialty - 65.6%
Transamerica Arbitrage Strategy (A)	2,945,834	29,841,299
Transamerica Bond (A)	366,720	3,975,247
Transamerica Commodity Strategy (A) (B)	2,027,662	17,356,786
Transamerica Global Macro (A) (B)	11,907,130	63,584,073
Transamerica Global Real Estate Securities (A)	1,891,584	26,860,492
Transamerica Long/Short Strategy (A) (B)	12,024,270	113,509,109
Transamerica Managed Futures Strategy (A)	7,964,923	78,215,543

Total Investment Companies (cost $418,869,255)		438,811,922

	Principal	Value
REPURCHASE AGREEMENT - 13.7%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $69,676,485 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.20%, due 10/17/2022, and with a value of $71,072,154.	$ 69,676,465	69,676,465

Total Repurchase Agreement (cost $69,676,465)		69,676,465

Total Investment Securities (cost $488,545,720) (D)		508,488,387
Other Assets and Liabilities - Net - (0.1)%		(326,746)

Net Assets - 100.0%		$ 508,161,641

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies	$438,811,922	$—	$—	$438,811,922
Repurchase Agreement	—	69,676,465	—	69,676,465

Total Investment Securities	$438,811,922	$69,676,465	$—	$508,488,387

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $488,545,720. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,915,240 and $4,972,573, respectively. Net unrealized appreciation for tax purposes is $19,942,667.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.3%
Global/International Equity - 100.3%
Transamerica Developing Markets Equity (A)	2,443,844	$ 30,645,807
Transamerica Emerging Markets Equity (A)	773,334	8,197,338
Transamerica International Equity (A)	2,937,019	55,098,473
Transamerica International Equity Opportunities (A)	8,370,250	72,988,581
Transamerica International Small Cap (A)	1,195,103	12,703,946
Transamerica International Small Cap Value (A)	851,725	10,706,186

Total Investment Companies (cost $163,521,064)		190,340,331

Total Investment Securities (cost $163,521,064) (B)		190,340,331
Other Assets and Liabilities - Net - (0.3)%		(498,412)

Net Assets - 100.0%		$ 189,841,919

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies	$190,340,331	$—	$—	$190,340,331

Total Investment Securities	$190,340,331	$—	$—	$190,340,331

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Aggregate cost for federal income tax purposes is $163,521,064. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $26,819,267.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Capital Markets - 97.6%
Adams Express Co. (A)	2,224	$ 30,335
Advent Claymore Convertible Securities and Income Fund	553	10,391
AllianceBernstein Income Fund, Inc.	1,465	10,914
AllianzGI Equity & Convertible Income Fund	1,038	20,625
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,599	29,454
BlackRock Build America Bond Trust	536	11,519
BlackRock Credit Allocation Income Trust	1,614	21,708
BlackRock Enhanced Capital and Income Fund, Inc.	2,177	31,871
BlackRock Enhanced Equity Dividend Trust	3,889	31,695
BlackRock Global Opportunities Equity Trust	2,040	30,192
BlackRock International Growth and Income Trust	3,561	28,274
BlackRock Real Asset Equity Trust	1,206	11,083
Calamos Global Dynamic Income Fund	2,352	22,250
Calamos Strategic Total Return Fund	641	7,436
CBRE Clarion Global Real Estate Income Fund	3,771	33,713
Clough Global Opportunities Fund	478	5,942
Cohen & Steers Infrastructure Fund, Inc.	1,113	25,977
Cohen & Steers REIT and Preferred Income Fund, Inc.	629	11,360
Eaton Vance Enhanced Equity Income Fund	1,494	20,064
Eaton Vance Risk-Managed Diversified Equity Income Fund	918	10,493
Eaton Vance Tax-Managed Diversified Equity Income Fund (A)	2,644	30,433
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,995	30,489
Franklin Limited Duration Income Trust (A)	2,190	27,966
Gabelli Dividend & Income Trust	1,415	30,069
Gabelli Global Small and Mid Capital Value Trust (B)	141	1,485
General American Investors Co., Inc.	597	21,791
Invesco Dynamic Credit Opportunities Fund	1,637	21,036
iShares MSCI Russia Capped ETF	1,373	25,304
John Hancock Premium Dividend Fund	822	10,850
John Hancock Tax-Advantaged Dividend Income Fund	553	11,392
Liberty All Star Equity Fund	3,617	20,942
LMP Capital and Income Fund, Inc.	441	7,810
Macquarie Global Infrastructure Total Return Fund, Inc.	304	7,706
MFS Charter Income Trust	1,128	10,242
MFS Multimarket Income Trust	4,552	29,543
Morgan Stanley India Investment Fund, Inc. (B)	986	22,796
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,528	7,625
NexPoint Credit Strategies Fund	2,457	28,722
Nuveen Build American Bond Term Fund	1,100	22,264
Nuveen Dividend Advantage Municipal Fund 2	762	10,424

	Shares	Value
Capital Markets (Continued)
Nuveen Dividend Advantage Municipal Fund 3	797	$ 11,031
Nuveen Dividend Advantage Municipal Income Fund	1,579	22,469
Nuveen Equity Premium Income Fund	845	10,943
Nuveen Floating Rate Income Fund	1,647	19,303
Nuveen Municipal Advantage Fund, Inc.	807	10,943
Nuveen Municipal Market Opportunity Fund, Inc.	817	10,735
Nuveen Preferred Income Opportunities Fund	1,125	10,508
Nuveen Quality Municipal Fund, Inc.	814	10,533
Nuveen Quality Preferred Income Fund II	617	5,504
Petroleum & Resources Corp.	680	20,726
Putnam Premier Income Trust	5,566	30,446
Royce Micro-Capital Trust, Inc.	570	6,908
Royce Value Trust, Inc. (A)	1,965	30,418
Tri-Continental Corp.	346	7,197
Wells Fargo Advantage Multi-Sector Income Fund	372	5,405
Western Asset / Claymore Inflation-Linked Opportunities & Income Fund	1,794	21,725
Western Asset Global High Income Fund, Inc.	2,394	29,614
Western Asset High Income Opportunity Fund, Inc.	4,745	27,806
Diversified Financial Services - 2.1%
India Fund, Inc.	907	22,947

Total Investment Companies (cost $1,064,850)		1,099,346

SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	105,025	105,025

Total Securities Lending Collateral (cost $105,025)		105,025

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $9,666 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $13,836.	$ 9,666	9,666

Total Repurchase Agreement (cost $9,666)		9,666

Total Investment Securities (cost $1,179,541) (D)		1,214,037
Other Assets and Liabilities - Net - (10.1)%		(111,747)

Net Assets - 100.0%		$ 1,102,290

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies	$1,099,346	$—	$—	$1,099,346
Securities Lending Collateral	105,025	—	—	105,025
Repurchase Agreement	—	9,666	—	9,666

Total Investment Securities	$1,204,371	$9,666	$—	$1,214,037

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $101,883. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,179,541. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $42,228 and $7,732, respectively. Net unrealized appreciation for tax purposes is $34,496.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT

State Street Bank & Trust Co.
0.01% (A), dated 07/31/2014, to be repurchased at $87,237,075 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 1.96%, due 11/07/2022, and with a value of $88,983,678.

	$ 87,237,051	$ 87,237,051

Total Repurchase Agreement (cost $87,237,051)		87,237,051

Total Investment Securities (cost $87,237,051) (B)		87,237,051
Other Assets and Liabilities - Net		(87,237,051)

Net Assets		$0

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CITI	2,081,000	08/05/2014	$1,952,053	$(18,871)
AUD	CITI	(2,081,000)	08/05/2014	(1,950,767)	17,585
BRL	BCLY	6,384,665	08/04/2014	2,877,271	(66,522)
BRL	BCLY	(6,384,665)	08/04/2014	(2,856,673)	45,924
BRL	DUB	253,422	08/04/2014	114,301	(2,736)
BRL	DUB	(253,422)	08/04/2014	(114,000)	2,435
BRL	JPM	6,638,087	08/04/2014	2,938,442	(16,127)
BRL	JPM	(2,134,080)	08/04/2014	(950,000)	10,504
BRL	JPM	(4,504,007)	08/04/2014	(2,032,265)	49,446
BRL	BCLY	6,384,665	09/03/2014	2,832,467	(46,181)
BRL	BCLY	(6,384,665)	09/03/2014	(2,852,589)	66,302
DKK	BCLY	916,000	08/13/2014	165,649	(1,129)
DKK	BCLY	(916,000)	08/13/2014	(171,020)	6,500
EUR	BCLY	546,000	08/05/2014	735,546	(4,412)
EUR	BCLY	(546,000)	08/05/2014	(743,294)	12,160
EUR	CITI	1,083,000	08/05/2014	1,458,433	(8,218)
EUR	CITI	(1,083,000)	08/05/2014	(1,474,891)	24,676
EUR	DUB	4,900,000	08/05/2014	6,627,079	(65,626)
EUR	DUB	20,141,000	08/05/2014	27,123,079	(152,833)
EUR	DUB	(25,041,000)	08/05/2014	(34,037,355)	505,657
JPY	JPM	497,709,000	08/05/2014	4,904,397	(65,786)
JPY	JPM	(497,709,000)	08/05/2014	(4,901,818)	63,207
MXN	GSC	6,649,618	08/25/2014	504,811	(2,779)
MXN	GSC	(6,649,618)	08/25/2014	(512,655)	10,623
NZD	DUB	1,025,000	08/05/2014	886,701	(16,404)
NZD	DUB	(1,025,000)	08/05/2014	(893,390)	23,093

					$370,488

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Repurchase Agreement	$—	$87,237,051	$—	$87,237,051

Total Investment Securities	$—	$87,237,051	$—	$87,237,051

Derivative Financial Instruments
Forward Foreign Currency Contracts (E)	$—	$838,112	$—	$838,112

Total Derivative Financial Instruments	$—	$838,112	$—	$838,112

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (E)	$—	$(467,624)	$—	$(467,624)

Total Derivative Financial Instruments	$—	$(467,624)	$—	$(467,624)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales (F)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014
Other Assets (G)	$0	$—	$0	$—	$0	$—	$—	$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $87,237,051.
(C)	Cash in the amount of $410,000 has been segregated by the broker as collateral for open forward foreign currency contracts.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(F)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(G)	Other assets include pending litigation receivable.

DEFINITIONS:

BCLY	Barclays Bank PLC
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $684,399,312 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.00% - 6.00%, due 07/01/2017 - 12/15/2027, and with a total value of $698,087,485.	$684,399,122	$684,399,122

Total Repurchase Agreement (cost $684,399,122)		684,399,122

Total Investment Securities (cost $684,399,122) (B)		684,399,122
Other Assets and Liabilities - Net		(684,399,122)

Net Assets		$0

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Repurchase Agreement	$—	$684,399,122	$—	$684,399,122

Total Investment Securities	$—	$684,399,122	$—	$684,399,122

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $684,399,122.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Freddie Mac
2.41%, 08/01/2037 (B)	$ 503,876	$ 538,712

Total U.S. Government Agency Obligation (cost $510,942)		538,712

MORTGAGE-BACKED SECURITIES - 22.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	12,015,636	12,480,954
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class C
1.60%, 06/15/2028 - 144A (B)	2,250,000	2,250,000
Series 2014-ICTS, Class D
2.10%, 06/15/2028 - 144A (B)	3,500,000	3,500,000
Banc of America Funding Trust
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	2,036,330	2,097,363
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	1,884,366	1,954,411
Banc of America Large Loan Trust
Series 2007-BMB1, Class B
1.10%, 08/15/2029 - 144A (B)	6,911,459	6,911,314
Series 2007-BMB1, Class D
1.35%, 08/15/2029 - 144A (B)	7,017,000	7,014,909
Banc of America Re-REMIC Trust
Series 2014-IP, Class D
2.81%, 06/15/2028 - 144A (B)	11,000,000	10,997,998
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.75%, 08/26/2035 - 144A (B)	1,819,245	1,800,256
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	1,491,085	1,494,152
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A (B)	712,804	716,273
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 - 144A (B)	2,187,384	2,271,320
Series 2009-RR13, Class 3A3
5.03%, 05/26/2036 - 144A (B)	2,634,213	2,652,465
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)	6,966,687	7,436,005
Series 2009-RR6, Class 2A1
2.69%, 08/26/2035 - 144A (B)	5,847,920	5,432,765
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	4,275,238	4,389,801
Series 2010-RR6, Class 15A5
5.50%, 07/26/2036 - 144A (B)	1,075,158	1,084,179
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A (B)	656,811	666,586
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	263,172	263,178
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A (B)	471,862	474,430
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	5,879,611	6,111,115
Series 2012-RR2, Class 7A3
2.60%, 09/26/2035 - 144A (B)	4,997,161	5,069,680
Series 2012-RR4, Class 2A5
1.94%, 04/26/2037 - 144A (B)	7,131,628	7,147,168
Series 2012-RR5, Class 6A1
2.79%, 10/26/2035 (B)	6,688,069	6,677,779

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	$ 5,759,667	$ 5,812,500
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 - 144A	4,356,448	4,545,619
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B
1.90%, 08/15/2026 - 144A (B)	15,000,000	15,028,680
Series 2013-BOCA, Class C
2.30%, 08/15/2026 - 144A (B)	10,745,000	10,770,433
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	2,221,896	2,235,783
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	12,139,374	13,008,626
CGBAM Commercial Mortgage Trust
Series 2013-BREH, Class B
1.95%, 05/15/2030 - 144A (B)	10,000,000	10,035,620
CHL Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	2,954,843	3,003,521
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.90%, 06/15/2033 - 144A (B)	18,000,000	18,057,276
Series 2014-388G, Class E
2.50%, 06/15/2033 - 144A (B)	15,000,000	15,085,290
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.54%, 12/25/2033 (B)	4,382,712	4,193,589
Series 2009-10, Class 6A1
4.85%, 09/25/2034 - 144A (B)	1,700,658	1,696,518
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	7,751,948	7,987,995
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	6,743,747	6,944,191
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	4,161,257	4,227,363
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (B)	17,420,332	18,131,413
COMM Mortgage Trust
Series 2013-FL3, Class B
2.30%, 10/13/2028 - 144A (B)	15,000,000	15,121,770
Series 2014-TWC, Class C
2.00%, 02/13/2032 - 144A (B)	8,000,000	8,070,784
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (B)	19,362,652	19,491,375
Series 2012-MVP, Class B
1.75%, 11/17/2026 - 144A (B)	9,900,000	9,943,263
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	15,220,939	16,245,688
Series 2007-C1, Class AAB
5.34%, 02/15/2040	4,664,612	4,881,549
Series 2007-C4, Class AAB
5.86%, 09/15/2039 (B)	6,486,165	6,821,448
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	6,730,000	7,384,829
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	21,798,752

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	$ 401,833	$ 403,410
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	4,156,491	4,287,878
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A (B)	7,704,295	7,858,805
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A (B)	1,939,100	1,946,092
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (B)	3,203,266	3,194,608
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	2,216,888	2,258,590
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	11,331,745	11,684,298
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A (B)	8,250,000	8,830,849
Series 2014-SURF, Class C
1.96%, 02/15/2029 - 144A (B)	4,740,000	4,754,879
Series 2014-SURF, Class D
2.41%, 02/15/2029 - 144A (B)	6,000,000	6,032,778
Del Coronado Trust
Series 2013-HDC, Class C
1.75%, 03/15/2026 - 144A (B)	10,000,000	9,984,220
Series 2013-HDC, Class D
2.10%, 03/15/2026 - 144A (B)	8,500,000	8,470,683
Extended Stay America Trust
Series 2013-ESH5, Class A15
1.28%, 12/05/2031 - 144A	17,900,000	17,771,120
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class C
5.11%, 07/10/2045 (B)	9,000,000	9,279,603
GP Portfolio Trust
Series 2014-GPP, Class C
2.10%, 02/15/2027 - 144A (B)	13,000,000	13,014,807
Series 2014-GPP, Class D
2.90%, 02/15/2027 - 144A (B)	10,000,000	10,015,900
Hilton USA Trust
Series 2013-HLF, Class CFL
2.06%, 11/05/2030 - 144A (B)	14,920,000	14,962,418
Series 2013-HLF, Class DFL
2.91%, 11/05/2030 - 144A (B)	4,830,000	4,851,358
Impac CMB Trust
Series 2007-A, Class A
0.41%, 05/25/2037 (B)	13,949,674	13,702,597
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.63%, 12/26/2037 - 144A (B)	2,563,556	2,563,079
Series 2009-R2, Class 3A
2.74%, 01/26/2047 - 144A (B)	1,192,501	1,192,796
Series 2009-R7, Class 11A1
2.38%, 03/26/2037 - 144A (B)	2,193,415	2,159,616
Series 2009-R7, Class 12A1
2.61%, 08/26/2036 - 144A (B)	741,384	732,592
Series 2009-R7, Class 4A1
2.52%, 09/26/2034 - 144A (B)	1,251,366	1,231,953
Series 2009-R9, Class 1A1
2.31%, 08/26/2046 - 144A (B)	5,530,193	5,590,809
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	2,790,898	2,897,948
Series 2010-R3, Class 1A1
2.76%, 03/21/2036 - 144A (B)	2,160,448	2,170,269
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	2,918,637	2,951,288
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Class C
5.14%, 11/13/2044 - 144A	4,450,000	4,761,264

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2013-ALC, Class B
3.01%, 07/17/2026 - 144A (B)	$ 18,000,000	$ 18,244,800
Series 2013-JWRZ, Class C
1.65%, 04/15/2030 - 144A (B)	10,000,000	9,983,420
Series 2014-DSTY, Class C
3.93%, 06/10/2027 - 144A (B)	10,000,000	10,128,621
Series 2014-FBLU, Class C
2.15%, 12/15/2028 - 144A (B)	20,000,000	20,107,300
Series 2014-FBLU, Class D
2.75%, 12/15/2028 - 144A (B)	6,000,000	6,013,446
Series 2014-INN, Class C
1.85%, 06/15/2029 - 144A (B)	19,365,000	19,359,578
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050 - 144A (B)	10,000,000	10,670,230
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1
2.66%, 02/26/2037 - 144A (B)	4,713,512	4,678,905
Series 2009-7, Class 8A1
2.98%, 01/27/2047 - 144A (B)	1,154,144	1,165,683
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	4,516,566	4,511,864
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A (B)	7,467,386	7,776,401
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (B)	12,236,612	13,472,804
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 (B)	12,585,000	12,688,285
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A
0.41%, 02/25/2030 - 144A (B)	8,695,466	7,761,790
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1
5.00%, 05/25/2018	7,396,122	7,593,747
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.80%, 08/12/2045 - 144A (B)	10,000,000	10,896,670
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	14,635,905	15,202,856
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	12,548,472	11,921,048
Motel 6 Trust
Series 2012-MTL6, Class A1
1.50%, 10/05/2025 - 144A	9,135,549	9,081,960
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (B)	8,753,441	9,013,803
NorthStar
Series 2013-1A, Class A
2.01%, 08/25/2029 - 144A (B)	11,970,615	11,981,838
RBSCF Trust
Series 2009-RR2, Class CWB
5.22%, 08/16/2048 - 144A (B)	4,000,000	4,221,444
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A (B)	10,591,977	11,310,823
RBSSP Re-REMIC Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	4,980,400	5,227,866
Series 2013-2, Class 2A1
0.34%, 12/20/2036 - 144A (B)	16,115,321	15,576,086

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	$ 5,616,622	$ 5,620,683
Series 2013-RIA4, Class A1
3.25%, 11/27/2028 - 144A (C)	5,934,365	5,945,113
SCG Trust
Series 2013-SRP1, Class B
2.65%, 11/15/2026 - 144A (B)	20,000,000	20,050,660
SilverLeaf Finance XVII LLC
Series 2013-A, Class A
2.68%, 03/16/2026 - 144A	12,182,280	12,053,928
Springleaf Mortgage Loan Trust
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (B)	19,719,000	20,329,875
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (B)	4,023,339	4,016,318
Starwood Property Mortgage Trust
Series 2013-FV1, Class B
2.15%, 08/11/2028 - 144A (B)	10,000,000	10,009,800
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.56%, 08/15/2039 (B)	5,114,000	5,384,106
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	6,000,000	6,137,958
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	763,769	778,962
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
2.77%, 09/27/2035 - 144A (B)	3,643,668	3,658,370
Series 2010-RR4, Class 1A1
2.71%, 12/27/2046 - 144A (B)	4,599,693	4,614,329
Series 2011-RR3, Class A1
2.70%, 03/27/2037 - 144A (B)	11,716,152	11,457,371

Total Mortgage-Backed Securities (cost $895,613,804)		899,623,224

ASSET-BACKED SECURITIES - 11.6%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class C
2.29%, 11/08/2019	3,000,000	3,023,721
ARES CLO, Ltd.
Series 2007-3RA, Class A2
0.45%, 04/16/2021 - 144A (B)	15,957,622	15,696,284
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.86%, 11/25/2020 - 144A (B)	15,570,624	15,463,700
Bacchus, Ltd.
Series 2006-1A, Class C
1.08%, 01/20/2019 - 144A (B)	5,000,000	4,895,290
Battalion CLO, Ltd.
Series 2007-1A, Class C
1.03%, 07/14/2022 - 144A (B)	5,000,000	4,831,280
Bayview Opportunity Master Fund IIA Trust, LP
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (C)	1,598,866	1,599,746
Bayview Opportunity Master Fund IIB Trust, LP
Series 2013-14NP, Class A
4.21%, 08/28/2033 - 144A (C)	9,342,072	9,406,066

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IIlA Trust, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (C)	$ 3,487,967	$ 3,509,158
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	12,806,541	12,748,822
Series 2013-A, Class A
3.01%, 12/04/2028 - 144A	24,082,930	24,297,148
ColumbusNova CLO, Ltd.
Series 2007-1A, Class A1
0.48%, 05/16/2019 - 144A (B)	2,168,776	2,153,187
Comstock Funding, Ltd.
Series 2006-1A, Class B
0.98%, 05/30/2020 - 144A (B)	2,500,000	2,422,672
Countrywide Asset-Backed Certificates
Series 2006-17, Class 2A2
0.31%, 03/25/2047 (B)	22,536,634	18,885,249
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	6,999,870	6,978,856
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	13,717,823	13,782,914
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 - 144A	3,873,610	3,919,702
Series 2014-AA, Class A
1.77%, 11/25/2026 - 144A	7,825,311	7,807,282
Series 2014-AA, Class B
2.07%, 11/25/2026 - 144A	15,825,311	15,752,198
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	20,000,000	20,156,000
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	10,000,000	10,063,000
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.40%, 03/20/2036 (B)	23,721,000	23,524,993
Series 2007-1, Class A4
0.52%, 03/20/2036 (B)	9,352,000	9,197,178
Inwood Park CDO, Ltd.
Series 2006-1A, Class C
0.93%, 01/20/2021 - 144A (B)	12,750,000	12,059,626
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 - 144A	10,962,253	11,148,765
Mountain View CLO III, Ltd.
Series 2007-3A, Class A1
0.45%, 04/16/2021 - 144A (B)	4,845,096	4,826,917
Mountain View Funding CLO, Ltd.
Series 2006-1A, Class C1
0.98%, 04/15/2019 - 144A (B)	4,000,000	3,893,484
Newstar Trust
Series 2012-2A, Class A
2.13%, 01/20/2023 - 144A (B)	10,000,000	10,006,490
Ocean Trails CLO I
Series 2006-1A, Class A1
0.48%, 10/12/2020 - 144A (B)	4,191,919	4,163,917
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 - 144A	3,426,051	3,497,286
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 - 144A	9,207,921	9,207,709
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 - 144A	5,000,000	5,138,665

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	$ 2,271,101	$ 2,319,291
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	3,279,901	3,365,441
Series 2012-1A, Class B
3.58%, 11/20/2028 - 144A	5,245,002	5,377,549
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	4,408,118	4,469,527
Series 2012-2A, Class B
3.42%, 03/20/2029 - 144A	1,973,784	2,015,960
Series 2012-3A, Class A
1.87%, 08/20/2029 - 144A	7,823,441	7,875,913
Series 2013-2A, Class C
4.75%, 11/20/2025 - 144A	4,045,048	4,137,639
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	8,136,771	8,140,823
Series 2014-1A, Class B
2.42%, 03/20/2030 - 144A	8,136,771	8,075,835
Series 2014-2A, Class B
2.40%, 06/20/2031 - 144A	17,000,000	16,946,977
Silverleaf Finance XV LLC
Series 2012-D, Class A
3.00%, 03/17/2025 - 144A	10,159,719	10,250,994
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	8,396,717	8,447,937
Station Place Securitization Trust
2.40%, 11/25/2014	30,000,000	30,000,000
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 - 144A	13,693,940	13,746,306
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.55%, 10/15/2015 - 144A (B)	25,520,000	25,703,425
US Residential Opportunity Fund Trust
Series 2014, Class 1A
3.47%, 03/25/2034 - 144A (C)	7,659,475	7,784,401
Welk Resorts LLC
Series 2013-AA, Class A
3.10%, 03/15/2029 - 144A	14,630,432	14,767,666

Total Asset-Backed Securities (cost $459,853,783)		467,482,989

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
Rhode Island Economic Development Corp. (Revenue Bonds)
Insurer: AGM
6.00%, 11/01/2015 (D)	11,675,000	11,870,440

Total Municipal Government Obligation (cost $11,675,000)		11,870,440

PREFERRED CORPORATE DEBT SECURITY - 1.1%
Insurance - 1.1%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	40,570,000	43,714,175

Total Preferred Corporate Debt Security (cost $43,711,183)		43,714,175

CORPORATE DEBT SECURITIES - 61.1%
Aerospace & Defense - 1.2%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A (E)	3,820,000	3,700,625
7.50%, 03/15/2018 - 144A (E)	12,600,000	13,765,500
Exelis, Inc.
4.25%, 10/01/2016	27,920,000	29,512,640

	Principal	Value
Airlines - 1.8%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	$ 2,494,762	$ 2,993,715
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	2,443,137	2,717,990
8.06%, 01/02/2022	9,309,125	10,728,767
Continental Airlines Pass-Through Trust
7.46%, 10/01/2016 (E)	964,891	995,574
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	24,698,734	27,724,329
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	1,071,478	1,136,410
UAL Pass-Through Trust
10.40%, 05/01/2018	17,240,937	19,439,157
Virgin Australia Trust
5.00%, 04/23/2025 - 144A	7,909,150	8,403,472
Automobiles - 0.3%
General Motors Co.
3.50%, 10/02/2018 (E)	11,250,000	11,306,250
Banks - 16.9%
Barclays Bank PLC, Series MTN
6.05%, 12/04/2017 - 144A	40,900,000	46,037,449
BBVA US Senior SAU
4.66%, 10/09/2015	36,535,000	38,134,027
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, Series MTN
5.13%, 01/15/2015 - 144A	11,004,000	11,199,871
Branch Banking & Trust Co.
0.55%, 09/13/2016 (B)	9,285,000	9,260,469
Citigroup, Inc.
0.50%, 06/09/2016 (B)	54,069,000	53,764,592
2.50%, 07/29/2019 (E)	19,000,000	18,949,973
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (B)(E)(F)	12,067,000	16,181,847
Export-Import Bank of Korea
4.00%, 01/11/2017	13,900,000	14,779,356
Fifth Third Bancorp
0.65%, 12/20/2016(B)	1,714,000	1,702,319
5.45%, 01/15/2017(E)	8,737,000	9,548,231
First Horizon National Corp.
5.38%, 12/15/2015 (E)	39,835,000	42,023,893
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A (E)	35,695,000	40,795,280
ING Bank NV
3.75%, 03/07/2017 - 144A	15,062,000	15,945,236
5.13%, 05/01/2015 - 144A	24,773,000	25,517,800
Intesa Sanpaolo SpA
1.61%, 04/11/2016 (B)	13,000,000	13,125,437
3.88%, 01/16/2018 (E)	21,320,000	22,220,130
Intesa Sanpaolo SpA, Series MTN
3.63%, 08/12/2015 - 144A	3,080,000	3,147,079
JPMorgan Chase Bank NA
0.56%, 06/13/2016(B)	9,550,000	9,517,005
6.00%, 10/01/2017	34,783,000	39,262,077
Lloyds Bank PLC, Series MTN
9.88%, 12/16/2021 - Reg S (B)	17,101,000	20,072,299
National City Bank
5.25%, 12/15/2016	17,300,000	18,842,053

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Banks (continued)
National City Bank, Series MTN
5.80%, 06/07/2017	$ 4,655,000	$ 5,214,824
Regions Bank
7.50%, 05/15/2018 (E)	20,386,000	24,064,144
Regions Financial Corp.
2.00%, 05/15/2018	20,000,000	19,800,580
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014(E)	9,820,000	9,878,920
5.05%, 01/08/2015(E)	6,310,000	6,425,662
Royal Bank of Scotland NV
4.65%, 06/04/2018 (E)	4,000,000	4,205,984
Royal Bank of Scotland PLC
4.38%, 03/16/2016 (E)	7,005,000	7,379,221
Royal Bank of Scotland PLC, Series MTN
0.93%, 04/11/2016 (B)	17,900,000	17,788,125
Santander US Debt SAU
3.72%, 01/20/2015 - 144A	19,515,000	19,764,792
Societe Generale SA 5.75%,
04/20/2016 - 144A (E)	21,505,000	22,978,480
Standard Chartered Bank 6.40%,
09/26/2017 - 144A (E)	5,386,000	6,064,469
SunTrust Bank, Series MTN
5.45%, 12/01/2017	5,500,000	6,091,058
UBS AG, Series MTN
5.88%, 12/20/2017 (E)	14,632,000	16,625,010
Wachovia Corp.
0.60%, 10/15/2016 (B)	22,044,000	22,008,355
5.63%, 10/15/2016	10,233,000	11,213,362
Zions Bancorporation
4.00%, 06/20/2016	10,000,000	10,439,880
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (E)	BRL 21,570,000	9,507,438
Coca-Cola Bottling Co., Consolidated
5.00%, 06/15/2016	$ 7,650,000	8,095,697
Building Products - 0.3%
Owens Corning
6.50%, 12/01/2016	12,170,000	13,500,656
Capital Markets - 1.4%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (B)	6,896,000	6,896,400
Morgan Stanley, Series MTN
1.51%, 04/25/2018 (B)	33,000,000	33,848,991
3.00%, 08/31/2017(B)	1,500,000	1,563,750
5.95%, 12/28/2017	12,000,000	13,589,556
Commercial Services & Supplies - 0.7%
ADOP Co.
6.63%, 10/01/2017 - 144A	15,000,000	17,054,580
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A (E)	9,600,000	10,056,125
Construction & Engineering - 0.5%
Toll Brothers Finance Corp.
8.91%, 10/15/2017 (E)	18,525,000	22,044,750
Construction Materials - 0.4%
CRH America, Inc.
6.00%, 09/30/2016 (E)	12,748,000	14,033,381
Consumer Finance - 1.3%
Discover Financial Services
6.45%, 06/12/2017	47,678,000	53,794,658
Diversified Financial Services - 3.9%
Bank of America Corp.
5.42%, 03/15/2017	20,206,000	22,077,177
Bank of America Corp., Series MTN
1.10%, 04/01/2019 (B)	16,000,000	16,123,520
Bank of America NA
0.53%, 06/15/2017 (B)	33,850,000	33,469,458
Ford Motor Credit Co. LLC
8.00%, 12/15/2016 (E)	34,068,000	39,281,494

	Principal	Value
Diversified Financial Services (continued)
Lazard Group LLC
6.85%, 06/15/2017	$ 1,500,000	$ 1,703,334
Murray Street Investment Trust I
4.65%, 03/09/2017 (C)	34,866,000	37,523,835
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000,000	6,146,952
Diversified Telecommunication Services - 2.8%
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	25,765,000	26,212,976
Qwest Corp.
8.38%, 05/01/2016 (E)	11,007,000	12,325,385
Telefonica Emisiones SAU
3.19%, 04/27/2018 (E)	18,370,000	19,107,721
3.73%, 04/27/2015	13,630,000	13,912,891
3.99%, 02/16/2016	4,000,000	4,173,948
Verizon Communications, Inc.
1.98%, 09/14/2018 (B)	35,900,000	37,744,614
Electric Utilities - 0.7%
Constellation Energy Group, Inc.
4.55%, 06/15/2015	18,476,000	19,084,710
Iberdrola Finance Ireland, Ltd.
3.80%, 09/11/2014 - 144A	9,822,000	9,853,293
Electronic Equipment & Instruments - 0.9%
Avnet, Inc.
6.00%, 09/01/2015	18,943,000	19,917,333
6.63%, 09/15/2016	15,199,000	16,875,967
Energy Equipment & Services - 2.9%
Boardwalk Pipelines, LP
5.88%, 11/15/2016 (E)	19,745,000	21,505,188
DCP Midstream Operating, LP
3.25%, 10/01/2015	24,545,000	25,204,058
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	18,655,386
TransCanada PipeLines, Ltd.
0.91%, 06/30/2016 (B)	24,365,000	24,583,067
Transocean, Inc.
6.00%, 03/15/2018 (E)	22,516,000	25,165,255
Food & Staples Retailing - 0.1%
Delhaize Group SA
6.50%, 06/15/2017 (E)	3,688,000	4,139,101
Food Products - 0.6%
ConAgra Foods, Inc.
2.10%, 03/15/2018 (E)	23,340,000	23,302,212
Health Care Providers & Services - 1.3%
McKesson Corp.
1.29%, 03/10/2017	10,000,000	9,989,250
Owens & Minor, Inc.
6.35%, 04/15/2016	39,535,000	42,405,755
Hotels, Restaurants & Leisure - 0.7%
MGM Resorts International
10.00%, 11/01/2016 (E)	18,460,000	21,413,600
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	8,000,000	8,420,000
Household Durables - 0.8%
Meritage Homes Corp.
4.50%, 03/01/2018	16,694,000	16,944,410
Whirlpool Corp.
7.75%, 07/15/2016	12,970,000	14,568,877
Independent Power and Renewable Electricity Producers - 0.5%
TransAlta Corp.
4.75%, 01/15/2015 (E)	19,201,000	19,550,765

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Insurance - 4.5%
American International Group, Inc.
2.38%, 08/24/2015	$ 7,540,000	$ 7,665,775
CNA Financial Corp.
6.50%, 08/15/2016	12,500,000	13,847,688
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	26,072,000	29,300,287
Genworth Holdings, Inc., Series MTN
6.52%, 05/22/2018 (E)	24,490,000	28,167,321
Liberty Mutual Group, Inc.
6.70%, 08/15/2016 - 144A	1,925,000	2,134,894
Prudential Covered Trust
3.00%, 09/30/2015 - 144A	96,001	98,317
Stone Street Trust
5.90%, 12/15/2015 - 144A	35,555,000	37,701,100
Transatlantic Holdings, Inc.
5.75%, 12/14/2015	25,760,000	27,385,301
WR Berkley Corp.
5.60%, 05/15/2015	35,260,000	36,535,918
IT Services - 0.9%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015	11,300,000	11,724,541
Computer Sciences Corp.
2.50%, 09/15/2015	25,615,000	26,024,584
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017 (E)	12,000,000	11,990,004
Machinery - 0.8%
CNH Industrial Capital LLC
3.25%, 02/01/2017	20,000,000	20,000,000
3.88%, 11/01/2015 (E)	11,371,000	11,513,137
Media - 1.8%
British Sky Broadcasting Group PLC
6.10%, 02/15/2018 - 144A	14,355,000	16,200,091
9.50%, 11/15/2018 - 144A	22,424,000	28,609,885
Cablevision Systems Corp.
7.75%, 04/15/2018	15,000,000	16,687,500
WPP Finance UK
8.00%, 09/15/2014	10,720,000	10,809,458
Metals & Mining - 1.9%
Glencore Canada Corp.
5.38%, 06/01/2015	13,250,000	13,723,860
Glencore Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A (E)	9,960,000	10,014,212
5.80%, 11/15/2016 - 144A	4,913,000	5,382,093
Kinross Gold Corp.
3.63%, 09/01/2016	28,605,000	29,680,777
Vale Overseas, Ltd.
6.25%, 01/11/2016 (E)	17,000,000	18,219,240
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp.
3.48%, 04/15/2019 (B)	18,112,500	18,157,781
Enbridge, Inc.
0.88%, 10/01/2016 (B)	19,895,000	20,001,737
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	5,915,000	5,971,547
Petrobras Global Finance BV
2.00%, 05/20/2016 (E)	15,000,000	15,026,100
Petrobras International Finance Co.
3.50%, 02/06/2017 (E)	17,000,000	17,376,720
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	16,423,680	17,429,630
Tengizchevroil Finance Co. Sarl
6.12%, 11/15/2014 - 144A	2,699,748	2,722,804

	Principal	Value
Real Estate Investment Trusts - 2.7%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	$ 41,000,000	$ 41,026,691
Digital Realty Trust, LP
4.50%, 07/15/2015 (E)	14,200,000	14,569,044
Highwoods Realty, LP
5.85%, 03/15/2017	19,300,000	21,350,278
Kilroy Realty, LP
5.00%, 11/03/2015	14,130,000	14,821,960
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850,000	15,873,521
Real Estate Management & Development - 0.8%
First Industrial, LP
5.75%, 01/15/2016 (E)	16,570,000	17,528,690
First Industrial, LP, Series MTN
7.50%, 12/01/2017	11,650,000	13,465,653
Road & Rail - 1.5%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	6,000,000	6,203,292
4.63%, 01/31/2018 - 144A (E)	24,984,000	26,439,143
7.13%, 10/15/2020 - 144A	6,880,000	7,913,232
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	20,376,037
Trading Companies & Distributors - 1.1%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	39,130,000	42,847,350
Wireless Telecommunication Services - 2.0%
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	12,000,000	12,190,116
SBA Tower Trust
4.25%, 04/15/2040 - 144A	34,760,000	35,589,860
5.10%, 04/15/2042 - 144A	2,765,000	2,945,173
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A (E)	8,700,000	10,200,750
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 - 144A	21,063,001	21,550,546

Total Corporate Debt Securities (cost $2,430,868,540)		2,462,754,870

LOAN ASSIGNMENTS - 1.8%
Food & Staples Retailing - 0.2%
Albertson’s LLC, Term Loan B2
4.75%, 03/21/2019 (B)	8,353,580	8,387,830
Health Care Providers & Services - 0.3%
HCA, Inc., Term Loan B5
2.91%, 03/31/2017 (B)	13,398,750	13,403,439
Hotels, Restaurants & Leisure - 0.4%
Dunkin’ Brands, Inc., Term Loan C
2.65%, 09/30/2017 (B)	15,567,065	15,596,066
Household Products - 0.7%
Dell, Inc., Term Loan C
3.75%, 10/29/2018 (B)	27,750,000	27,639,000
Personal Products - 0.2%
Revlon Consumer Products Corp., Term Loan B
3.25%, 11/20/2017 (B)	8,479,900	8,469,300

Total Loan Assignments (cost $73,215,398)		73,495,635

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (G)	117,826,665	$ 117,826,665

Total Securities Lending Collateral (cost $117,826,665)		117,826,665

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (G), dated 07/31/2014, to be repurchased at $60,435,854 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 10/15/2040 - 11/25/2040, and with a total value of $61,646,479.	$ 60,435,837	60,435,837

Total Repurchase Agreement (cost $60,435,837)		60,435,837

Total Investment Securities (cost $4,093,711,152) (H)		4,137,742,547
Other Assets and Liabilities - Net - (2.7)%		(108,806,099)

Net Assets - 100.0%		$ 4,028,936,448

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Agency Obligation	$—	$538,712	$—	$538,712
Mortgage-Backed Securities	—	899,623,224	—	899,623,224
Asset-Backed Securities	—	467,482,989	—	467,482,989
Municipal Government Obligation	—	11,870,440	—	11,870,440
Preferred Corporate Debt Security	—	43,714,175	—	43,714,175
Corporate Debt Securities	—	2,462,754,870	—	2,462,754,870
Loan Assignments	—	73,495,635	—	73,495,635
Securities Lending Collateral	117,826,665	—	—	117,826,665
Repurchase Agreement	—	60,435,837	—	60,435,837

Total Investment Securities	$117,826,665	$4,019,915,882	$—	$4,137,742,547

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $11,870,440, or 0.29% of the fund’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $115,436,309. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Rate shown reflects the yield at July 31, 2014.
(H)	Aggregate cost for federal income tax purposes is $4,093,711,152. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $55,162,048 and $11,130,653, respectively. Net unrealized appreciation for tax purposes is $44,031,395.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $1,814,733,171, or 45.04% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Aerospace & Defense - 0.7%
AAR Corp. (A)	25,950	$ 698,055
Ducommun, Inc. (A) (B)	25,140	695,121
Airlines - 0.3%
JetBlue Airways Corp. (A) (B)	63,465	680,345
Banks - 4.2%
Banner Corp.	6,950	279,668
Cathay General Bancorp (A)	27,120	694,001
Customers Bancorp, Inc. (B)	9,410	178,414
CVB Financial Corp. (A)	45,075	689,197
Eagle Bancorp, Inc. (A) (B)	15,885	529,129
First NBC Bank Holding Co. (B)	21,655	688,412
Glacier Bancorp, Inc. (A)	26,005	688,612
Hanmi Financial Corp. - Class B (A)	13,440	283,853
Lakeland Financial Corp. (A)	15,145	551,127
OFG Bancorp	42,955	685,562
PrivateBancorp, Inc. - Class A	23,880	687,744
Prosperity Bancshares, Inc.	11,840	688,259
Trustmark Corp. - Class A	30,375	699,536
Umpqua Holdings Corp.	40,930	692,536
Wilshire Bancorp, Inc.	73,100	688,602
Biotechnology - 0.7%
Myriad Genetics, Inc. (A) (B)	19,150	691,315
PDL Biopharma, Inc.	74,180	695,808
Building Products - 0.9%
American Woodmark Corp. (B)	18,215	535,521
Quanex Building Products Corp. (A)	40,185	686,762
Universal Forest Products, Inc.	12,730	557,319
Capital Markets - 3.9%
AllianceBernstein Holding, LP	26,750	699,245
Arlington Asset Investment Corp. - Class A	26,695	696,206
Cowen Group, Inc. - Class A (A) (B)	169,040	676,160
Gladstone Investment Corp. (A)	70,415	514,734
Investment Technology Group, Inc. (A) (B)	38,050	695,934
Janus Capital Group, Inc. (A)	58,260	663,581
Manning & Napier, Inc. - Class A	41,005	703,236
Och-Ziff Capital Management Group LLC - Class A	50,085	681,657
Piper Jaffray Cos. (A) (B)	13,315	687,054
Prospect Capital Corp. (A)	65,050	690,180
Solar Capital, Ltd.	34,490	679,453
TICC Capital Corp. (A)	73,100	695,912
Chemicals - 1.6%
A. Schulman, Inc.	17,520	696,245
FutureFuel Corp. (A)	36,380	573,349
Olin Corp. (A)	25,880	687,631
OM Group, Inc. (A)	24,325	687,668
Stepan Co.	14,250	685,710
Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	28,140	692,525
ACCO Brands Corp. (A) (B)	108,185	716,185
ARC Document Solutions, Inc. - Class A (B)	85,350	465,158
Brady Corp. - Class A	26,850	702,127
Brink’s Co.	26,065	699,585
Deluxe Corp.	12,525	689,000
G&K Services, Inc. - Class A	14,230	684,321
Kimball International, Inc. - Class B (A)	37,785	595,869
Steelcase, Inc. - Class A	45,605	688,636

	Shares	Value
Commercial Services & Supplies (Continued)
United Stationers, Inc. (A)	17,795	$ 686,531
Viad Corp.	13,890	294,746
Communications Equipment - 3.1%
ARRIS Group, Inc. (B)	19,945	681,521
Aruba Networks, Inc. (A) (B)	38,385	685,556
AudioCodes, Ltd. (A) (B)	44,305	249,437
Black Box Corp.	26,510	548,757
Brocade Communications Systems, Inc.	73,865	680,297
Comtech Telecommunications Corp.	20,180	682,084
Emulex Corp. (A) (B)	123,585	726,680
Harmonic, Inc. (A) (B)	117,400	704,400
NETGEAR, Inc. (A) (B)	21,955	687,411
Polycom, Inc. (B)	52,480	672,793
ShoreTel, Inc. (B)	27,295	168,683
Construction & Engineering - 1.4%
AECOM Technology Corp. (A) (B)	20,365	691,392
Aegion Corp. - Class A (B)	7,845	179,729
Comfort Systems USA, Inc. - Class A (A)	44,905	669,084
EMCOR Group, Inc.	16,715	684,145
Tutor Perini Corp. (B)	24,820	675,849
Consumer Finance - 1.0%
Cash America International, Inc. (A)	15,645	694,482
Ezcorp, Inc. - Class A (A) (B)	70,675	691,908
Nelnet, Inc. - Class A	16,975	699,879
Containers & Packaging - 0.3%
Sonoco Products Co. (A)	17,555	687,103
Distributors - 0.3%
Core-Mark Holding Co., Inc.	14,880	702,336
Diversified Consumer Services - 2.9%
Apollo Education Group, Inc. - Class A (B)	24,710	690,150
Bridgepoint Education, Inc. (A) (B)	11,130	133,671
Capella Education Co. (A)	10,840	693,327
DeVry Education Group, Inc. (A)	17,365	694,079
ITT Educational Services, Inc. (A) (B)	14,880	211,742
K12, Inc. (B)	29,935	697,785
Matthews International Corp. - Class A (A)	16,025	696,927
Steiner Leisure, Ltd. - Class A (B)	17,815	710,997
Strayer Education, Inc. (B)	13,715	710,711
Weight Watchers International, Inc. - Class A	35,460	769,128
Diversified Telecommunication Services - 1.4%
IDT Corp. - Class B	21,025	327,780
Inteliquent, Inc.	63,870	677,661
magicJack VocalTec, Ltd. (A) (B)	48,835	696,875
Spok Holdings, Inc.	34,735	519,983
Vonage Holdings Corp. (B)	175,805	611,801
Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc. (A)	29,460	695,845
IDACORP, Inc. (A)	12,980	695,079
Electrical Equipment - 0.3%
General Cable Corp. (A)	28,560	634,889
Electronic Equipment & Instruments - 2.9%
Benchmark Electronics, Inc. (B)	28,240	681,996
Celestica, Inc. (B)	44,220	474,481
Daktronics, Inc.	25,755	285,880
Fabrinet (A) (B)	37,130	690,618
Insight Enterprises, Inc. (B)	25,570	671,724
Itron, Inc. (A) (B)	19,055	685,599
Nam Tai Property, Inc. (A)	68,535	488,655
Orbotech, Ltd. (B)	43,115	695,445
Sanmina Corp. (B)	29,745	692,761
ScanSource, Inc. (B)	19,305	691,312

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Energy Equipment & Services - 3.3%
Bristow Group, Inc.	9,710	$ 693,003
Exterran Holdings, Inc.	16,400	692,900
Helix Energy Solutions Group, Inc. - Class A (A) (B)	26,535	674,785
Key Energy Services, Inc. (A) (B)	112,515	690,842
Newpark Resources, Inc. (A) (B)	10,185	124,562
Parker Drilling Co. (A) (B)	112,155	693,118
Patterson-UTI Energy, Inc.	19,405	666,562
Pioneer Energy Services Corp. (B)	42,720	628,411
SEACOR Holdings, Inc. (A) (B)	9,110	691,995
Unit Corp. (B)	10,565	669,293
Vantage Drilling Co. (A) (B)	372,070	695,771
Food Products - 0.9%
Calavo Growers, Inc. (A)	16,460	567,705
Lancaster Colony Corp. (A)	7,805	681,767
Sanderson Farms, Inc. (A)	7,300	664,957
Gas Utilities - 0.7%
Laclede Group, Inc.	14,615	686,613
WGL Holdings, Inc.	17,660	688,387
Health Care Equipment & Supplies - 4.7%
Alere, Inc. (A) (B)	17,615	704,600
Analogic Corp.	9,760	701,842
CONMED Corp.	17,855	696,345
CryoLife, Inc. (A)	64,675	637,049
Greatbatch, Inc. (B)	13,835	684,971
Haemonetics Corp. (A) (B)	19,565	695,927
Hill-Rom Holdings, Inc.	17,440	687,136
ICU Medical, Inc. - Class B (A) (B)	11,770	685,603
Masimo Corp. (A) (B)	28,540	687,243
Natus Medical, Inc. (B)	23,920	688,178
NuVasive, Inc. (A) (B)	18,400	687,792
Orthofix International NV - Series B (B)	21,140	698,888
PhotoMedex, Inc. (A) (B)	36,433	393,112
Symmetry Medical, Inc. (A) (B)	54,280	478,207
Thoratec Corp. (A) (B)	22,395	727,837
Health Care Providers & Services - 5.6%
Addus HomeCare Corp. (A) (B)	20,435	452,431
Alliance HealthCare Services, Inc. (B)	24,025	685,914
Almost Family, Inc. (B)	24,810	581,546
Amedisys, Inc. (A) (B)	34,880	703,879
AMN Healthcare Services, Inc. (A) (B)	27,185	356,124
Amsurg Corp. - Class A (B)	14,420	688,699
Centene Corp. (B)	9,500	684,855
Chemed Corp. (A)	6,865	699,200
Health Net, Inc. (B)	16,185	666,660
Kindred Healthcare, Inc.	29,000	693,100
Magellan Health, Inc. (A) (B)	12,080	695,808
Molina Healthcare, Inc. (A) (B)	16,280	665,038
Owens & Minor, Inc. (A)	20,895	691,416
PharMerica Corp. (B)	25,805	696,477
Providence Service Corp. (A) (B)	17,415	689,808
Triple-S Management Corp. - Class B (B)	29,730	513,734
VCA, Inc. (A) (B)	18,715	697,882
WellCare Health Plans, Inc. (B)	10,745	670,273
Health Care Technology - 1.3%
Computer Programs & Systems, Inc. (A)	10,600	697,692
MedAssets, Inc. (B)	28,250	600,030
Omnicell, Inc. (A) (B)	25,220	691,028
Quality Systems, Inc.	46,140	715,631
Hotels, Restaurants & Leisure - 1.3%
Cheesecake Factory, Inc. (A)	16,175	693,584
Marriott Vacations Worldwide Corp. (B)	12,180	700,959
Ruth’s Hospitality Group, Inc.	57,429	651,819
Wendy’s Co. (A)	84,930	692,180
Household Durables - 1.0%
Ethan Allen Interiors, Inc. (A)	30,365	695,966

	Shares	Value
Household Durables (Continued)
Helen of Troy, Ltd. (A) (B)	12,780	$ 685,391
Universal Electronics, Inc. (A) (B)	14,385	685,158
Household Products - 0.3%
Orchids Paper Products Co. (A)	21,855	576,972
Insurance - 2.5%
Argo Group International Holdings, Ltd. (A)	14,015	698,087
Aspen Insurance Holdings, Ltd.	17,080	683,371
Federated National Holding Co.	30,455	614,277
Hanover Insurance Group, Inc.	11,795	681,869
Horace Mann Educators Corp.	12,315	352,825
Maiden Holdings, Ltd. (A)	60,260	691,785
Symetra Financial Corp.	30,430	693,804
United Fire Group, Inc. (A)	24,700	698,022
Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (A) (B)	27,045	696,409
Nutrisystem, Inc. (A)	44,340	711,657
Internet Software & Services - 0.9%
Conversant, Inc. (A) (B)	29,275	684,157
Monster Worldwide, Inc. (A) (B)	104,180	677,170
United Online, Inc.	52,090	557,884
IT Services - 2.8%
CSG Systems International, Inc. (A)	26,425	688,107
DST Systems, Inc.	7,615	685,883
Euronet Worldwide, Inc. (A) (B)	14,085	704,813
Forrester Research, Inc.	18,100	700,108
Global Cash Access Holdings, Inc. (B)	83,120	695,714
Leidos Holdings, Inc. (A)	18,755	692,810
Lionbridge Technologies, Inc. (A) (B)	57,535	329,676
ManTech International Corp. - Class A (A)	23,900	645,300
Sykes Enterprises, Inc. (A) (B)	33,200	687,240
Leisure Products - 0.3%
Nautilus, Inc. - Class A (B)	56,470	562,441
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. (A) (B)	81,390	699,954
Charles River Laboratories International, Inc. (A) (B)	12,575	681,691
ICON PLC (B)	13,495	699,041
PAREXEL International Corp. (B)	12,835	687,442
Machinery - 1.4%
Briggs & Stratton Corp. (A)	37,545	688,200
ESCO Technologies, Inc.	20,855	699,685
Federal Signal Corp.	27,205	393,384
Hillenbrand, Inc.	22,930	689,046
LB Foster Co. - Class A	10,010	466,967
Marine - 0.7%
Knightsbridge Tankers, Ltd. (A)	60,260	686,964
Matson, Inc. (A)	25,505	687,360
Media - 0.5%
Harte-Hanks, Inc.	66,385	435,486
John Wiley & Sons, Inc. - Class A	11,695	702,752
Metals & Mining - 2.3%
Commercial Metals Co. (A)	39,685	684,169
Dominion Diamond Corp. (B)	49,245	689,430
Kaiser Aluminum Corp. (A)	9,095	702,316
Schnitzer Steel Industries, Inc. - Class A (A)	25,655	685,245
Steel Dynamics, Inc.	32,740	694,416
Thompson Creek Metals Co., Inc. (B)	222,715	619,148
U.S. Steel Corp. (A)	21,290	713,002
Multi-Utilities - 0.7%
Avista Corp. (A)	22,185	688,400
Vectren Corp. (A)	18,140	690,953
Multiline Retail - 0.4%
Big Lots, Inc. (A)	15,900	695,625
Fred’s, Inc. - Class A	5,110	80,891

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels - 4.7%
Advantage Oil & Gas, Ltd. (B)	38,725	$ 206,792
Alon USA Energy, Inc. (A)	54,510	700,453
Clayton Williams Energy, Inc. (A) (B)	6,425	683,684
Cloud Peak Energy, Inc. (A) (B)	45,310	701,399
Gran Tierra Energy, Inc. (B)	104,180	691,755
Green Plains, Inc. (A)	18,255	684,380
Hugoton Royalty Trust	12,580	123,410
InterOil Corp. (B)	12,505	708,033
Pengrowth Energy Corp.	108,355	693,472
Penn Virginia Corp. (B)	46,235	601,980
Quicksilver Resources, Inc. (A) (B)	283,493	532,967
Renewable Energy Group, Inc. (B)	17,835	199,752
REX American Resources Corp. - Class A (B)	8,080	681,548
Teekay Tankers, Ltd. - Class A (A)	129,065	513,679
Tsakos Energy Navigation, Ltd.	98,350	696,318
VAALCO Energy, Inc. (A) (B)	99,045	683,410
Warren Resources, Inc. (A) (B)	115,565	680,678
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (B)	10,390	702,364
Neenah Paper, Inc.	13,855	687,485
Personal Products - 0.3%
Medifast, Inc. (B)	20,525	589,273
Pharmaceuticals - 0.3%
Questcor Pharmaceuticals, Inc. (A)	7,615	685,122
Professional Services - 1.7%
CBIZ, Inc. (A) (B)	85,030	693,845
Insperity, Inc. (A)	21,825	696,435
Korn / Ferry International (B)	23,240	683,721
Resources Connection, Inc.	46,110	696,261
TrueBlue, Inc. (B)	25,195	680,013
Real Estate Investment Trusts - 6.9%
Agree Realty Corp.	17,885	523,673
Anworth Mortgage Asset Corp.	137,345	697,713
Capstead Mortgage Corp. (A)	54,260	696,698
Cedar Realty Trust, Inc.	101,620	640,206
CommonWealth REIT	25,860	694,600
Corporate Office Properties Trust	24,665	699,746
CYS Investments, Inc. (A)	78,660	698,501
DuPont Fabros Technology, Inc. (A)	25,285	693,062
Dynex Capital, Inc. (A)	84,115	698,154
EPR Properties (A)	12,820	690,998
Franklin Street Properties Corp. (A)	57,640	699,750
Government Properties Income Trust	30,075	702,251
Hatteras Financial Corp.	36,415	697,347
Home Properties, Inc. (A)	10,545	693,756
Inland Real Estate Corp. (A)	67,485	697,795
Investors Real Estate Trust	82,535	703,198
Mack-Cali Realty Corp. (A)	32,755	691,130
MFA Financial, Inc.	85,550	696,377
Omega Healthcare Investors, Inc. (A)	18,970	693,164
Piedmont Office Realty Trust, Inc. - Class A	35,880	697,866
Select Income	24,970	692,917
Road & Rail - 1.6%
ArcBest Corp.	16,630	527,670
Celadon Group, Inc. (A)	32,495	690,194
Marten Transport, Ltd.	34,070	689,577
USA Truck, Inc. (A) (B)	37,845	700,132
Werner Enterprises, Inc. (A)	28,320	696,106
Semiconductors & Semiconductor Equipment - 4.0%
Brooks Automation, Inc. - Class A	58,540	595,937
Cabot Microelectronics Corp. - Class A (A) (B)	17,335	696,694

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Cascade Microtech, Inc. (B)	9,820	$ 108,609
ChipMOS TECHNOLOGIES Bermuda, Ltd.	8,035	188,983
Diodes, Inc. (B)	22,270	567,885
Integrated Device Technology, Inc. (B)	47,150	677,074
International Rectifier Corp. (B)	27,170	674,903
Intersil Corp. - Class A	50,105	642,847
MKS Instruments, Inc.	21,950	697,571
OmniVision Technologies, Inc. (A) (B)	30,655	686,672
PMC-Sierra, Inc. (B)	102,510	689,892
Silicon Image, Inc. (A) (B)	145,290	724,997
Synaptics, Inc. (A) (B)	9,265	669,211
Ultra Clean Holdings, Inc. (A) (B)	72,280	626,668
Software - 2.0%
Compuware Corp.	75,290	685,139
EnerNOC, Inc. (A) (B)	38,700	693,504
Netscout Systems, Inc. (A) (B)	15,745	669,635
Pegasystems, Inc.	30,840	659,051
Rovi Corp. (A) (B)	29,660	693,154
Take-Two Interactive Software, Inc. (A) (B)	30,520	683,037
Specialty Retail - 3.0%
Aaron’s, Inc.	25,460	671,635
Abercrombie & Fitch Co. - Class A (A)	17,965	706,743
Buckle, Inc. (A)	15,975	710,887
Cato Corp. - Class A	12,815	395,471
Children’s Place, Inc. (A)	13,810	693,262
Citi Trends, Inc. (B)	34,845	702,127
Guess?, Inc. (A)	26,395	686,534
Haverty Furniture Cos., Inc. (A)	29,300	651,339
Kirkland’s, Inc. (A) (B)	15,770	296,634
Outerwall, Inc. (A) (B)	13,085	719,936
Technology Hardware, Storage & Peripherals - 1.0%
Lexmark International, Inc. - Class A (A)	14,420	692,593
Logitech International SA (A)	46,205	674,593
QLogic Corp. (A) (B)	77,445	704,749
Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	9,130	682,559
Deckers Outdoor Corp. (A) (B)	7,820	692,148
Iconix Brand Group, Inc. (A) (B)	16,420	693,417
Movado Group, Inc.	17,310	708,498
Skechers U.S.A., Inc. - Class A (B)	13,025	679,514
Thrifts & Mortgage Finance - 1.3%
Brookline Bancorp, Inc. (A)	57,360	517,961
Home Loan Servicing Solutions, Ltd.	32,330	691,862
Radian Group, Inc. (A)	54,555	690,666
United Financial Bancorp, Inc.	5,415	68,662
WSFS Financial Corp.	9,685	693,349

Total Common Stocks (cost $191,248,804)		192,121,006

MASTER LIMITED PARTNERSHIPS - 0.7%
Chemicals - 0.3%
CVR Partners, LP	38,280	651,143
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners, LP	13,995	702,689

Total Master Limited Partnerships (cost $1,294,865)		1,353,832

SECURITIES LENDING COLLATERAL - 13.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	27,585,144	27,585,144

Total Securities Lending Collateral (cost $27,585,144)		27,585,144

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $1,886,885 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.20%, due 10/17/2022, and with a value of $1,928,959.

$ 1,886,884	$ 1,886,884

Total Repurchase Agreement (cost $1,886,884)	1,886,884

Total Investment Securities (cost $222,015,697) (D)	222,946,866
Other Assets and Liabilities - Net - (7.6)%	(15,696,794)

Net Assets - 100.0%	$ 207,250,072

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS Investment Securities
Common Stocks	$192,121,006	$—	$—	$192,121,006
Master Limited Partnerships	1,353,832	—	—	1,353,832
Securities Lending Collateral	27,585,144	—	—	27,585,144
Repurchase Agreement	—	1,886,884	—	1,886,884

Total Investment Securities	$221,059,982	$1,886,884	$—	$222,946,866

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $26,839,856. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $222,015,697. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,249,899 and $5,318,730, respectively. Net unrealized appreciation for tax purposes is $931,169.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 1.7%
KEYW Holding Corp. (A) (B)	703,970	$ 9,222,007
Auto Components - 1.2%
Dorman Products, Inc. (A) (B)	149,320	6,477,502
Banks - 9.7%
Bank of the Ozarks, Inc. (B)	254,380	7,827,272
Home BancShares, Inc.	182,110	5,474,227
Iberiabank Corp.	237,110	15,556,787
Pinnacle Financial Partners, Inc.	145,170	5,371,290
PrivateBancorp, Inc. - Class A	647,210	18,639,648
Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc. (B)	289,890	7,577,725
Communications Equipment - 2.6%
Aruba Networks, Inc. (A) (B)	502,150	8,968,399
Ruckus Wireless, Inc. (A) (B)	397,825	5,135,921
Diversified Consumer Services - 1.5%
Capella Education Co.	130,330	8,335,907
Diversified Financial Services - 1.9%
MarketAxess Holdings, Inc.	184,253	10,360,546
Electrical Equipment - 3.2%
EnerSys (B)	276,800	17,557,424
Electronic Equipment & Instruments - 1.5%
InvenSense, Inc. - Class A (A) (B)	348,060	8,008,861
Food Products - 4.9%
J&J Snack Foods Corp.	116,460	10,491,881
TreeHouse Foods, Inc. (A)	219,090	16,103,115
Health Care Equipment & Supplies - 2.2%
Cantel Medical Corp.	312,377	10,474,001
Neogen Corp. (A)	34,143	1,490,683
Health Care Providers & Services - 5.6%
Air Methods Corp. (A) (B)	277,690	13,953,923
Centene Corp. (A)	227,260	16,383,173
Health Care Technology - 2.3%
Medidata Solutions, Inc. (A)	283,470	12,710,795
Hotels, Restaurants & Leisure - 5.6%
Krispy Kreme Doughnuts, Inc. (A) (B)	343,907	5,265,216
Red Robin Gourmet Burgers, Inc. (A)	183,120	11,785,603
Sonic Corp. (A) (B)	639,529	13,206,274
Internet Software & Services - 2.8%
Envestnet, Inc. (A)	205,190	8,948,336
SPS Commerce, Inc. (A) (B)	119,880	6,395,598
IT Services - 3.6%
MAXIMUS, Inc. - Class A	479,400	19,827,984
Life Sciences Tools & Services - 6.3%
Cambrex Corp. (A)	451,136	9,505,435
ICON PLC (A)	272,150	14,097,370
PAREXEL International Corp. (A) (B)	204,800	10,969,088
Machinery - 5.1%
Chart Industries, Inc. (A) (B)	109,320	8,313,786
Proto Labs, Inc. (A) (B)	108,400	8,780,400
Wabash National Corp. (A) (B)	792,570	10,786,878
Oil, Gas & Consumable Fuels - 5.3%
Comstock Resources, Inc. (B)	502,540	11,890,096
Matador Resources Co. (A) (B)	430,250	11,633,960
PDC Energy, Inc. (A)	99,510	5,399,413
Pharmaceuticals - 7.1%
Akorn, Inc. - Class A (A) (B)	611,091	20,734,318

	Shares	Value
Pharmaceuticals (Continued)
Lannett Co., Inc. (A) (B)	301,820	$ 10,144,170
Prestige Brands Holdings, Inc. (A)	256,320	7,894,656
Road & Rail - 2.3%
Saia, Inc. (A)	272,823	12,454,370
Semiconductors & Semiconductor Equipment - 4.4%
Applied Micro Circuits Corp. (A) (B)	761,601	6,359,368
CEVA, Inc. (A)	375,840	5,348,203
Silicon Laboratories, Inc. (A)	299,530	12,199,857
Software - 1.3%
Ellie Mae, Inc. (A) (B)	244,340	7,017,445
Specialty Retail - 5.1%
Asbury Automotive Group, Inc. (A)	255,830	17,276,200
Monro Muffler Brake, Inc.	206,460	10,486,103
Textiles, Apparel & Luxury Goods - 4.4%
Deckers Outdoor Corp. (A)	70,220	6,215,172
G-III Apparel Group, Ltd. (A)	126,260	9,806,614
Steven Madden, Ltd. - Class B (A)	248,967	7,929,599
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (A) (B)	215,240	5,949,234
Transportation Infrastructure - 1.8%
Wesco Aircraft Holdings, Inc. (A)	523,780	9,925,631

Total Common Stocks (cost $445,957,860)		522,667,464

SECURITIES LENDING COLLATERAL - 23.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	127,511,236	127,511,236

Total Securities Lending Collateral (cost $127,511,236)		127,511,236

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $26,877,034 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $27,416,586.	$ 26,877,027	26,877,027

Total Repurchase Agreement (cost $26,877,027)		26,877,027

Total Investment Securities (cost $600,346,123) (D)		677,055,727
Other Assets and Liabilities - Net - (24.2)%		(132,099,060)

Net Assets - 100.0%		$ 544,956,667

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$522,667,464	$—	$—	$522,667,464
Securities Lending Collateral	127,511,236	—	—	127,511,236
Repurchase Agreement	—	26,877,027	—	26,877,027

Total Investment Securities	$650,178,700	$26,877,027	$—	$677,055,727

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $124,325,292. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $600,346,123. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $90,818,770 and $14,109,166, respectively. Net unrealized appreciation for tax purposes is $76,709,604.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.3%
Triumph Group, Inc. (A)	143,161	$ 9,069,249
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (B)	700,416	5,372,191
Airlines - 0.4%
SkyWest, Inc.	269,069	2,876,348
Automobiles - 0.7%
Thor Industries, Inc.	94,879	5,025,741
Banks - 10.1%
BankUnited, Inc.	259,559	8,108,623
BBCN Bancorp, Inc.	593,149	8,909,098
East-West Bancorp, Inc.	373,472	12,720,456
First Niagara Financial Group, Inc.	1,239,475	10,659,485
FirstMerit Corp.	617,442	10,866,979
FNB Corp.	637,244	7,838,101
Hancock Holding Co.	215,136	6,979,012
Trustmark Corp. - Class A	281,424	6,481,195
Capital Markets - 4.9%
Ares Capital Corp.	818,176	13,671,721
Janus Capital Group, Inc. (A)	816,089	9,295,254
New Mountain Finance Corp. (A)	317,836	4,602,265
Stifel Financial Corp. (B)	156,916	7,185,184
Chemicals - 0.5%
RPM International, Inc.	83,992	3,710,766
Commercial Services & Supplies - 4.7%
ACCO Brands Corp. (B)	847,455	5,610,152
Deluxe Corp.	205,602	11,310,166
Ennis, Inc.	222,894	3,160,637
R.R. Donnelley & Sons Co. (A)	155,069	2,691,998
Tetra Tech, Inc.	449,581	10,915,826
Communications Equipment - 2.8%
ADTRAN, Inc. (A)	148,473	3,302,039
Black Box Corp.	270,994	5,609,576
Oplink Communications, Inc. (B)	425,855	8,116,796
Plantronics, Inc.	71,307	3,349,290
Consumer Finance - 2.3%
Encore Capital Group, Inc. (A) (B)	67,295	2,858,691
World Acceptance Corp. (A) (B)	168,098	13,629,386
Containers & Packaging - 2.0%
Greif, Inc. - Class A	159,050	7,981,129
Sonoco Products Co.	153,003	5,988,537
Diversified Financial Services - 1.0%
Fifth Street Finance Corp. (A)	391,076	3,781,705
Gain Capital Holdings, Inc. - Class A (A)	477,674	3,038,006
Electric Utilities - 4.0%
Hawaiian Electric Industries, Inc. (A)	529,642	12,510,144
Portland General Electric Co. (A)	496,544	15,854,650
Electrical Equipment - 3.0%
EnerSys (A)	156,761	9,943,350
Franklin Electric Co., Inc. (A)	102,655	3,762,306
GrafTech International, Ltd. (A) (B)	882,286	7,411,202
Electronic Equipment & Instruments - 5.9%
Anixter International, Inc.	67,463	5,799,794
CTS Corp.	262,494	4,564,771
Ingram Micro, Inc. - Class A (B)	318,709	9,146,948
Park Electrochemical Corp.	251,835	7,091,674
Plexus Corp. (B)	78,930	3,104,317
ScanSource, Inc. (B)	232,518	8,326,470
Vishay Intertechnology, Inc. (A)	297,102	4,376,312

	Shares	Value
Energy Equipment & Services - 3.5%
Atwood Oceanics, Inc. (B)	194,830	$ 9,381,065
Gulfmark Offshore, Inc. - Class A	143,019	5,473,337
Tidewater, Inc. (A)	215,001	10,163,097
Food & Staples Retailing - 0.8%
SpartanNash Co.	284,156	5,955,910
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	287,527	11,328,564
Symmetry Medical, Inc. (B)	484,173	4,265,564
Health Care Providers & Services - 2.3%
Amsurg Corp. - Class A (B)	114,487	5,467,899
Kindred Healthcare, Inc.	167,886	4,012,475
WellCare Health Plans, Inc. (B)	111,600	6,961,608
Hotels, Restaurants & Leisure - 0.7%
Ruth’s Hospitality Group, Inc.	444,599	5,046,199
Insurance - 5.1%
American Equity Investment Life Holding Co.	196,218	4,344,266
FBL Financial Group, Inc. - Class A	53,497	2,288,602
Hanover Insurance Group, Inc.	115,020	6,649,306
HCC Insurance Holdings, Inc.	184,076	8,592,668
Stewart Information Services Corp. (A)	203,670	6,002,155
Validus Holdings, Ltd.	233,688	8,536,623
IT Services - 1.2%
CACI International, Inc. - Class A (B)	124,925	8,618,576
Leisure Products - 0.9%
LeapFrog Enterprises, Inc. - Class A (B)	854,508	6,169,548
Machinery - 3.1%
TriMas Corp. (B)	317,507	10,058,622
Woodward, Inc.	238,420	11,911,463
Metals & Mining - 1.7%
Kaiser Aluminum Corp. (A)	159,145	12,289,177
Oil, Gas & Consumable Fuels - 1.7%
Kodiak Oil & Gas Corp. - Class C (B)	276,103	4,290,641
Rosetta Resources, Inc. (B)	60,725	3,101,226
Triangle Petroleum Corp. (A) (B)	441,459	4,767,757
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	71,941	1,712,196
Personal Products - 2.4%
Nu Skin Enterprises, Inc. - Class A	286,465	16,812,631
Professional Services - 4.3%
CBIZ, Inc. (A) (B)	935,762	7,635,818
FTI Consulting, Inc. (B)	314,488	11,623,477
Korn/Ferry International (B)	382,941	11,266,124
Real Estate Investment Trusts - 8.7%
First Potomac Realty Trust	481,070	6,345,313
Hersha Hospitality Trust - Class A	2,406,946	15,909,913
iStar Financial, Inc. (A) (B)	492,022	7,075,276
LaSalle Hotel Properties	379,300	13,195,847
Medical Properties Trust, Inc.	666,385	8,969,542
Omega Healthcare Investors, Inc.	163,049	5,957,811
Ramco-Gershenson Properties Trust	293,391	4,870,291
Road & Rail - 0.7%
Werner Enterprises, Inc. (A)	209,132	5,140,464
Semiconductors & Semiconductor Equipment - 1.7%
Integrated Silicon Solution, Inc.	311,160	4,549,159
Teradyne, Inc. (A)	427,111	7,781,963
Software - 0.4%
American Software, Inc. - Class A	339,333	3,159,190

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Specialty Retail - 8.2%
Ascena Retail Group, Inc. - Class B (B)	830,961	$ 13,345,234
Finish Line, Inc. - Class A	212,951	5,598,482
Genesco, Inc. (B)	114,777	8,754,042
Rent-A-Center, Inc. (A)	348,511	8,343,353
Select Comfort Corp. (A) (B)	601,287	12,145,997
Sonic Automotive, Inc. - Class A	436,452	10,614,513
Technology Hardware, Storage & Peripherals - 0.3%
QLogic Corp. (B)	240,622	2,189,660
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (B)	397,813	6,313,292
Iconix Brand Group, Inc. (A) (B)	226,234	9,553,862

Total Common Stocks (cost $608,605,936)		691,147,338

SECURITIES LENDING COLLATERAL - 13.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	96,108,466	96,108,466

Total Securities Lending Collateral (cost $96,108,466)		96,108,466

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $25,365,825 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, at 2.50%, due 12/15/2027 with a total value of $25,875,405.	$ 25,365,818	25,365,818

Total Repurchase Agreement (cost $25,365,818)		25,365,818

Total Investment Securities (cost $730,080,220) (D)		812,621,622
Other Assets and Liabilities - Net - (13.7)%		(97,652,135)

Net Assets - 100.0%		$ 714,969,487

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$691,147,338	$—	$—	$691,147,338
Securities Lending Collateral	96,108,466	—	—	96,108,466
Repurchase Agreement	—	25,365,818	—	25,365,818

Total Investment Securities	$787,255,804	$25,365,818	$—	$812,621,622

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $93,455,682. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $730,080,220. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $100,457,693 and $17,916,291, respectively. Net unrealized appreciation for tax purposes is $82,541,402.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	24,605	$ 3,196,928
Curtiss-Wright Corp.	38,500	2,445,135
Huntington Ingalls Industries, Inc.	32,785	2,980,812
Orbital Sciences Corp. (A)	193,900	4,977,413
Airlines - 0.9%
American Airlines Group, Inc.	135,810	5,276,218
Delta Air Lines, Inc.	130,425	4,885,721
Auto Components - 1.2%
Gentex Corp.	54,500	1,575,050
Goodyear Tire & Rubber Co.	88,825	2,235,725
Magna International, Inc. - Class A	62,405	6,702,297
Stoneridge, Inc. (A)	204,150	2,239,526
Banks - 7.2%
CIT Group, Inc.	114,615	5,628,743
First Citizens BancShares, Inc. - Class A	25,413	5,650,581
First Community Bancshares, Inc.	236,596	3,480,327
First Republic Bank - Class A	45,100	2,107,072
KeyCorp	519,850	7,038,769
Lakeland Bancorp, Inc. - Class A	328,650	3,299,646
Regions Financial Corp.	663,650	6,729,411
Sandy Spring Bancorp, Inc. (B)	172,700	4,042,907
Sterling Bancorp (B)	316,000	3,760,400
SunTrust Banks, Inc.	212,750	8,095,138
Umpqua Holdings Corp.	155,200	2,625,984
Union Bankshares Corp.	138,600	3,309,768
United Community Banks, Inc.	94,200	1,559,010
Washington Trust Bancorp, Inc. (B)	61,021	2,099,122
Webster Financial Corp.	550,675	15,787,852
Wilshire Bancorp, Inc.	304,500	2,868,390
Beverages - 0.7%
Molson Coors Brewing Co. - Class B	105,375	7,115,974
Building Products - 0.7%
Continental Building Products, Inc. (A) (B)	198,700	2,620,853
Norcraft Cos., Inc. (A)	244,500	3,447,450
Quanex Building Products Corp.	74,000	1,264,660
Capital Markets - 3.6%
Invesco, Ltd.	268,600	10,107,418
Janus Capital Group, Inc. (B)	118,000	1,344,020
LPL Financial Holdings, Inc.	37,500	1,780,500
Piper Jaffray Cos. (A) (B)	44,100	2,275,560
Raymond James Financial, Inc.	325,725	16,595,689
Stifel Financial Corp. (A)	79,000	3,617,410
Waddell & Reed Financial, Inc. - Class A	62,300	3,288,817
Chemicals - 2.1%
Celanese Corp. - Series A	107,625	6,264,851
Huntsman Corp.	328,825	8,565,891
OM Group, Inc. (B)	126,800	3,584,636
Tronox, Ltd. - Class A	142,500	3,781,950
Commercial Services & Supplies - 1.3%
HNI Corp. (B)	109,000	3,852,060
Knoll, Inc.	76,500	1,285,965
Pitney Bowes, Inc.	146,200	3,956,172
R.R. Donnelley & Sons Co. (B)	294,700	5,115,992
Communications Equipment - 1.4%
ARRIS Group, Inc. (A)	77,400	2,644,758
CommScope Holding Co., Inc. (A)	158,025	3,893,736
F5 Networks, Inc. - Class B (A)	45,765	5,152,681
KVH Industries, Inc. (A) (B)	296,000	3,850,960

	Shares	Value
Construction & Engineering - 0.8%
Argan, Inc.	25,300	$ 857,670
Comfort Systems USA, Inc. - Class A	209,600	3,123,040
EMCOR Group, Inc.	76,000	3,110,680
Quanta Services, Inc. (A)	58,525	1,960,002
Construction Materials - 0.6%
Caesarstone Sdot-Yam, Ltd.	154,200	6,686,112
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (A)	224,950	2,699,400
Diversified Financial Services - 0.9%
Voya Financial, Inc.	270,300	10,028,130
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (A)	401,425	17,654,671
Electric Utilities - 0.7%
Cleco Corp.	27,400	1,527,276
Portland General Electric Co. (B)	201,906	6,446,859
Electrical Equipment - 0.9%
Generac Holdings, Inc. (A) (B)	72,824	3,160,561
PowerSecure International, Inc. (A) (B)	27,400	269,342
Regal Beloit Corp.	92,365	6,492,336
Electronic Equipment & Instruments - 1.9%
Control4 Corp. (A) (B)	141,800	2,383,658
Daktronics, Inc.	255,025	2,830,777
Orbotech, Ltd. (A)	341,700	5,511,621
Rofin-Sinar Technologies, Inc. (A) (B)	79,600	1,737,668
Universal Display Corp. - Class A (A) (B)	127,800	3,918,348
Vishay Intertechnology, Inc. (B)	267,400	3,938,802
Energy Equipment & Services - 2.0%
Dresser-Rand Group, Inc. (A)	35,500	2,112,605
Helix Energy Solutions Group, Inc. - Class A (A)	120,900	3,074,487
Precision Drilling Corp.	897,209	11,179,224
Seventy Seven Energy, Inc. (A)	1	23
Weatherford International PLC (A)	229,125	5,125,526
Food & Staples Retailing - 0.6%
Rite Aid Corp. (A)	926,250	6,196,612
Food Products - 1.7%
J&J Snack Foods Corp.	33,295	2,999,547
Pinnacle Foods, Inc.	127,750	3,849,107
Sanderson Farms, Inc. (B)	22,600	2,058,634
Tyson Foods, Inc. - Class A	244,215	9,087,240
Gas Utilities - 1.3%
Atmos Energy Corp.	300,100	14,500,832
Health Care Equipment & Supplies - 2.7%
AngioDynamics, Inc. (A)	299,500	4,372,700
Cooper Cos., Inc.	21,070	3,389,742
Greatbatch, Inc. (A)	82,457	4,082,446
Hologic, Inc. (A) (B)	304,950	7,950,047
Zimmer Holdings, Inc. - Class A	87,735	8,779,641
Health Care Providers & Services - 4.1%
Aetna, Inc.	36,715	2,846,514
AMN Healthcare Services, Inc. (A)	174,600	2,287,260
HCA Holdings, Inc. (A)	105,730	6,905,226
Health Net, Inc. (A)	108,500	4,469,115
HealthSouth Corp.	101,000	3,871,330
MEDNAX, Inc. (A)	88,000	5,207,840
PharMerica Corp. (A)	116,000	3,130,840
Universal Health Services, Inc. - Class B	64,355	6,860,243
WellCare Health Plans, Inc. (A)	55,000	3,430,900
WellPoint, Inc.	46,245	5,078,164
Health Care Technology - 0.3%
Omnicell, Inc. (A)	122,700	3,361,980

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc. (B)	43,100	$ 3,728,150
MGM Resorts International (A)	241,175	6,473,137
Royal Caribbean Cruises, Ltd. - Class A	118,950	7,095,367
Wendy’s Co. (B)	577,325	4,705,199
Household Durables - 1.2%
Harman International Industries, Inc.	68,045	7,386,285
Helen of Troy, Ltd. (A)	46,500	2,493,795
La-Z-Boy, Inc.	134,000	2,819,360
Household Products - 0.5%
Spectrum Brands Holdings, Inc. - Class A	65,300	5,446,020
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.	228,000	3,331,080
NRG Energy, Inc.	117,460	3,636,562
Insurance - 4.9%
Allied World Assurance Co. Holdings AG	147,625	5,315,976
Aspen Insurance Holdings, Ltd.	63,600	2,544,636
Genworth Financial, Inc. - Class A (A)	370,575	4,854,533
Hartford Financial Services Group, Inc.	163,375	5,580,890
HCC Insurance Holdings, Inc.	97,783	4,564,510
Lincoln National Corp.	149,200	7,816,588
Selective Insurance Group, Inc.	260,600	5,808,774
United Fire Group, Inc.	290,243	8,202,267
Validus Holdings, Ltd.	128,650	4,699,585
XL Group PLC - Class A	120,525	3,885,726
Internet & Catalog Retail - 0.2%
Nutrisystem, Inc. (B)	148,900	2,389,845
Internet Software & Services - 1.7%
AOL, Inc. (A)	126,600	4,880,430
Blucora, Inc. (A) (B)	63,900	1,090,773
IAC/InterActiveCorp	56,900	3,823,680
TheStreet, Inc.	624,400	1,517,292
Web.com Group, Inc. (A) (B)	240,725	6,391,249
XO Group, Inc. (A)	41,300	461,321
IT Services - 0.6%
Global Payments, Inc.	50,000	3,463,500
Sykes Enterprises, Inc. (A) (B)	136,000	2,815,200
Leisure Products - 0.1%
Arctic Cat, Inc. (B)	30,100	1,071,560
Life Sciences Tools & Services - 0.6%
Quintiles Transnational Holdings, Inc. (A) (B)	123,945	6,808,299
Machinery - 5.3%
Allison Transmission Holdings, Inc. - Class A	457,175	13,386,084
Altra Industrial Motion Corp.	127,500	3,997,125
CIRCOR International, Inc.	20,200	1,451,774
Columbus McKinnon Corp.	85,400	1,985,550
Crane Co.	36,000	2,469,960
ITT Corp.	158,025	7,264,409
Mueller Industries, Inc.	140,600	3,912,898
NN, Inc.	254,000	7,366,000
Oshkosh Corp.	150,910	6,975,060
Parker Hannifin Corp.	34,740	3,993,363
Terex Corp. (B)	36,500	1,259,615
Watts Water Technologies, Inc. - Class A (B)	59,900	3,501,754
Media - 1.5%
Gannett Co., Inc.	255,000	8,343,600
Starz - Class A (A)	259,050	7,385,515
Metals & Mining - 2.9%
Alcoa, Inc.	658,725	10,796,503
Allegheny Technologies, Inc.	189,424	7,131,813

	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp. (B)	43,500	$ 3,359,070
Stillwater Mining Co. (A) (B)	541,600	9,694,640
Multi-Utilities - 3.0%
Ameren Corp.	359,250	13,813,163
CMS Energy Corp.	211,400	6,115,802
DTE Energy Co.	82,305	6,075,755
NorthWestern Corp. (B)	145,500	6,725,010
Multiline Retail - 0.7%
Macy’s, Inc.	137,300	7,934,567
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp.	77,600	2,046,312
Cimarex Energy Co.	87,833	12,210,544
EnCana Corp.	341,975	7,369,561
Energy XXI Bermuda, Ltd.	189,479	3,782,001
Gulfport Energy Corp. (A)	55,800	2,980,278
PBF Energy, Inc. - Class A	179,575	4,866,482
VAALCO Energy, Inc. (A) (B)	321,700	2,219,730
W&T Offshore, Inc. (B)	159,700	2,141,577
Western Refining, Inc. (B)	81,000	3,317,760
Whiting Petroleum Corp. (A)	105,030	9,294,105
Paper & Forest Products - 0.6%
Domtar Corp.	88,400	3,175,328
P.H. Glatfelter Co.	120,500	2,867,900
Pharmaceuticals - 0.8%
Mallinckrodt PLC (A) (B)	68,738	4,785,540
Nektar Therapeutics (A) (B)	368,333	3,885,913
Professional Services - 0.8%
Heidrick & Struggles International, Inc.	102,200	1,908,074
Manpowergroup, Inc.	43,000	3,349,270
On Assignment, Inc. (A)	124,200	3,354,642
Real Estate Investment Trusts - 7.6%
BioMed Realty Trust, Inc. - Class B	690,450	14,844,675
Brandywine Realty Trust	478,963	7,447,875
CBL & Associates Properties, Inc.	177,400	3,317,380
DiamondRock Hospitality Co.	412,500	5,057,250
DuPont Fabros Technology, Inc. (B)	325,375	8,918,529
Excel Trust, Inc.	391,192	5,065,936
Liberty Property Trust - Series C	486,775	17,119,877
National Retail Properties, Inc. (B)	118,500	4,215,045
Physicians Realty Trust (B)	213,300	3,003,264
Summit Hotel Properties, Inc.	503,100	5,166,837
Sunstone Hotel Investors, Inc.	547,375	7,767,251
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (A)	384,125	11,846,415
Road & Rail - 1.0%
AMERCO	21,250	5,592,150
Con-way, Inc.	113,285	5,590,615
Semiconductors & Semiconductor Equipment - 7.0%
Brooks Automation, Inc. - Class A (B)	343,900	3,500,902
Cohu, Inc.	158,300	1,765,045
Entegris, Inc. (A)	356,000	4,090,440
First Solar, Inc. (A) (B)	89,370	5,640,141
GSI Technology, Inc. (A) (B)	184,500	1,180,800
GT Advanced Technologies, Inc. (A) (B)	783,500	10,843,640
Integrated Device Technology, Inc. (A)	136,150	1,955,114
LAM Research Corp.	69,395	4,857,650
Micron Technology, Inc. (A)	118,200	3,611,010
MKS Instruments, Inc.	90,500	2,876,090
NXP Semiconductor NV (A)	104,929	6,542,323
ON Semiconductor Corp. (A)	738,675	6,323,058
RF Micro Devices, Inc. (A) (B)	329,300	3,674,988
Sigma Designs, Inc. (A)	296,600	1,257,584
Silicon Motion Technology Corp. - ADR	320,800	7,397,648
Skyworks Solutions, Inc.	85,900	4,360,284
TriQuint Semiconductor, Inc. (A)	70,000	1,258,600
Xcerra Corp. (A)	435,000	4,067,250

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Software - 1.6%
AVG Technologies NV (A) (B)	54,500	$ 926,500
Electronic Arts, Inc. (A)	135,625	4,557,000
King Digital Entertainment PLC (A) (B)	126,000	2,450,700
TiVo, Inc. (A)	663,050	8,924,653
Specialty Retail - 2.3%
Abercrombie & Fitch Co. - Class A (B)	106,300	4,181,842
American Eagle Outfitters, Inc. (B)	231,000	2,462,460
ANN, Inc. (A)	80,401	2,954,737
Express, Inc. (A)	121,800	1,895,208
Finish Line, Inc. - Class A	141,000	3,706,890
Foot Locker, Inc.	160,750	7,640,447
Guess?, Inc. (B)	80,000	2,080,800
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp.	100,565	10,039,404
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (A) (B)	29,855	2,642,466
Hanesbrands, Inc.	47,100	4,602,141
Steven Madden, Ltd. - Class B (A)	54,400	1,732,640
Thrifts & Mortgage Finance - 1.8%
Berkshire Hills Bancorp, Inc.	152,331	3,681,840
Dime Community Bancshares, Inc.	182,000	2,751,840
Oritani Financial Corp.	97,500	1,443,000
Provident Financial Services, Inc.	150,000	2,506,500
TrustCo Bank Corp. (B)	246,000	1,621,140
United Financial Bancorp, Inc.	269,708	3,419,898
Washington Federal, Inc.	205,000	4,296,800
Trading Companies & Distributors - 0.9%
GATX Corp. (B)	149,071	9,242,402

Total Common Stocks (cost $926,969,302)		1,064,063,336

SECURITIES LENDING COLLATERAL - 11.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	118,306,187	118,306,187

Total Securities Lending Collateral (cost $118,306,187)		118,306,187

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $17,200,418 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $17,547,188.	$ 17,200,413	17,200,413

Total Repurchase Agreement (cost $17,200,413)		17,200,413

Total Investment Securities (cost $1,062,475,902) (D)		1,199,569,936
Other Assets and Liabilities - Net - (11.2)%		(120,453,177)

Net Assets - 100.0%		$ 1,079,116,759

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,064,063,336	$—	$—	$1,064,063,336
Securities Lending Collateral	118,306,187	—	—	118,306,187
Repurchase Agreement	—	17,200,413	—	17,200,413

Total Investment Securities	$1,182,369,523	$17,200,413	$—	$1,199,569,936

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $115,165,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,062,475,902. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $156,968,164 and $19,874,130, respectively. Net unrealized appreciation for tax purposes is $137,094,034.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 39.0%
Aerospace & Defense - 2.3%
AAR Corp.
7.25%, 01/15/2022	$ 461,000	$ 497,880
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	550,000	588,500
Auto Components - 1.5%
Goodyear Tire & Rubber Co.
7.00%, 05/15/2022 (A)	400,000	434,000
8.25%, 08/15/2020	110,000	118,800
Titan International, Inc.
6.88%, 10/01/2020	131,000	132,965
Chemicals - 2.0%
Huntsman International LLC
8.63%, 03/15/2021 (A)	400,000	435,000
Kissner Milling Co., Ltd.
7.25%, 06/01/2019 - 144A	500,000	511,250
Commercial Services & Supplies - 2.5%
ADT Corp.
6.25%, 10/15/2021 (A)	500,000	517,500
Stena AB
7.00%, 02/01/2024 - 144A (A)	149,000	157,195
United Rentals North America, Inc.
8.25%, 02/01/2021	435,000	474,694
Construction & Engineering - 1.2%
Tutor Perini Corp.
7.63%, 11/01/2018	559,000	582,757
Containers & Packaging - 1.4%
Greif, Inc.
7.75%, 08/01/2019	575,000	649,750
Diversified Consumer Services - 0.1%
Service Corp., International
7.63%, 10/01/2018	55,000	63,938
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.
8.50%, 04/15/2020	385,000	443,712
Energy Equipment & Services - 4.4%
FTS International, Inc.
6.25%, 05/01/2022 - 144A	250,000	254,375
Genesis Energy, LP / Genesis Energy Finance Corp.
7.88%, 12/15/2018	525,000	555,844
Parker Drilling Co.
7.50%, 08/01/2020	220,000	233,750
Precision Drilling Corp.
6.63%, 11/15/2020	500,000	522,500
SEACOR Holdings, Inc.
7.38%, 10/01/2019	443,000	496,160
Food Products - 1.7%
JBS USA LLC / JBS USA Finance, Inc.
5.88%, 07/15/2024 - 144A (A)	250,000	246,875
Post Holdings, Inc.
7.38%, 02/15/2022	500,000	532,500
Gas Utilities - 1.0%
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
7.38%, 03/15/2020 (A)	425,000	443,063

	Principal	Value
Health Care Providers & Services - 3.4%
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019	$ 403,000	$ 432,298
HealthSouth Corp.
7.75%, 09/15/2022	585,000	624,488
Omnicare, Inc.
7.75%, 06/01/2020	513,000	543,780
Hotels, Restaurants & Leisure - 0.9%
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	400,000	439,000
Independent Power and Renewable Electricity Producers - 1.1%
NRG Energy, Inc.
7.63%, 01/15/2018	455,000	505,050
Internet Software & Services - 1.3%
Equinix, Inc.
7.00%, 07/15/2021 (A)	561,000	611,490
Machinery - 2.3%
Manitowoc Co., Inc.
8.50%, 11/01/2020	464,000	508,080
Mueller Water Products, Inc.
8.75%, 09/01/2020	525,000	574,875
Multiline Retail - 1.0%
Dillard’s, Inc.
7.75%, 05/15/2027	75,000	83,250
7.88%, 01/01/2023	350,000	399,000
Oil, Gas & Consumable Fuels - 2.1%
Energy XXI Gulf Coast, Inc.
7.75%, 06/15/2019	30,000	31,200
Linn Energy LLC / Linn Energy Finance Corp.
8.63%, 04/15/2020 (A)	500,000	528,125
Stone Energy Corp.
7.50%, 11/15/2022	250,000	268,125
United Refining Co.
10.50%, 02/28/2018	140,000	151,550
Paper & Forest Products - 1.9%
Cascades, Inc.
7.88%, 01/15/2020	290,000	307,037
Louisiana-Pacific Corp.
7.50%, 06/01/2020	518,000	565,915
Professional Services - 1.0%
FTI Consulting, Inc.
6.75%, 10/01/2020	463,000	488,465
Real Estate Investment Trusts - 1.0%
CTR Partnership,, LP / CareTrust Capital Corp.
5.88%, 06/01/2021 - 144A	250,000	250,625
Potlatch Corp.
7.50%, 11/01/2019	200,000	232,000
Real Estate Management & Development - 1.1%
Mobile Mini, Inc.
7.88%, 12/01/2020	480,000	513,600
Specialty Retail - 0.8%
Rent-A-Center, Inc.
6.63%, 11/15/2020	375,000	370,271
Textiles, Apparel & Luxury Goods - 0.9%
Levi Strauss & Co.
7.63%, 05/15/2020	400,000	424,000
Wireless Telecommunication Services - 1.1%
MetroPCS Wireless, Inc.
6.63%, 11/15/2020 (A)	500,000	525,000

Total Corporate Debt Securities (cost $18,552,607)		18,270,232

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 14.9%
Banks - 2.5%
First Republic Bank, 7.00% (A)	1,000	$ 27,100
HSBC Holdings PLC - Series 2, 8.00% (A)	10,500	284,235
JPMorgan Chase & Co. - Series T, 6.70%	17,000	433,160
TCF Financial Corp. - Series B, 6.45% (A)	18,000	441,000
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC - Series A, 7.38% (A)	10,000	256,000
Diversified Telecommunication Services - 1.1%
Qwest Corp., 7.00% (A)	19,000	489,060
Insurance - 6.1%
Allstate Corp. - Series C, 6.75% (A)	13,000	343,850
Aspen Insurance Holdings, Ltd., 7.25%	3,000	78,060
Endurance Specialty Holdings, Ltd. - Series A, 7.75%	12,000	313,920
Endurance Specialty Holdings, Ltd. - Series B, 7.50% (A)	8,865	232,706
Hanover Insurance Group, Inc., 6.35%	17,000	413,440
Kemper Corp., 7.38%	15,000	388,350
Maiden Holdings North America, Ltd., 7.75%	15,600	409,344
Maiden Holdings, Ltd. - Series A, 8.25% (A)	1,400	36,134
Montpelier RE Holdings, Ltd. - Series A, 8.88%	12,000	326,520
PartnerRe, Ltd. - Series E, 7.25% (A)	12,000	318,240
Multi-Utilities - 1.0%
DTE Energy Co., 6.50% (A)	18,000	470,520
Real Estate Investment Trusts - 3.6%
Corporate Office Properties Trust - Series L, 7.38%	15,250	396,958
Digital Realty Trust, Inc. - Series H, 7.38%	16,000	408,800
DuPont Fabros Technology, Inc. - Series A, 7.88%	10,000	254,500
DuPont Fabros Technology, Inc. - Series B, 7.63%	10,000	254,100
Public Storage - Series Y, 6.38% (A)	15,000	381,450

Total Preferred Stocks (cost $6,903,606)		6,957,447

COMMON STOCKS - 42.5%
Airlines - 0.9%
Copa Holdings SA - Class A (A)	2,900	440,423
Automobiles - 1.0%
Ford Motor Co.	28,600	486,772
Banks - 1.0%
First Republic Bank - Class A (A)	5,300	247,616
Wells Fargo & Co.	4,525	230,323
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. (A)	2,650	155,714
Chemicals - 0.7%
LyondellBasell Industries NV - Class A	3,075	326,719
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	7,400	216,894
Communications Equipment - 1.7%
Cisco Systems, Inc. (A)	11,650	293,930
QUALCOMM, Inc.	6,525	480,892
Consumer Finance - 1.1%
Capital One Financial Corp.	6,300	501,102

	Shares	Value
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	7,450	$ 429,642
Diversified Telecommunication Services - 2.8%
AT&T, Inc. (A)	10,675	379,923
Verizon Communications, Inc.	9,625	485,293
Windstream Holdings, Inc.	37,200	426,312
Electric Utilities - 0.7%
PPL Corp.	10,000	329,900
Electrical Equipment - 0.7%
Eaton Corp. PLC (A)	4,500	305,640
Food & Staples Retailing - 0.8%
Sysco Corp. (A)	10,200	364,038
Food Products - 0.6%
Kraft Foods Group, Inc.	5,525	296,057
Health Care Equipment & Supplies - 0.7%
Medtronic, Inc. (A)	5,400	333,396
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc. (A)	3,325	155,444
Insurance - 2.6%
Assured Guaranty, Ltd. (A)	15,075	336,474
MetLife, Inc.	8,400	441,840
Prudential Financial, Inc.	5,250	456,592
IT Services - 0.4%
Western Union Co. (A)	11,300	197,411
Media - 0.7%
Cablevision Systems Corp. - Class A (A)	17,325	332,987
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	8,875	330,328
Multi-Utilities - 2.0%
CMS Energy Corp.	6,850	198,170
National Grid PLC - ADR	6,000	430,740
SCANA Corp. (A)	5,700	290,016
Multiline Retail - 0.7%
Target Corp. (A)	5,275	314,337
Oil, Gas & Consumable Fuels - 7.0%
BP PLC - ADR (A)	5,850	286,475
Chevron Corp.	2,575	332,793
ConocoPhillips (A)	4,425	365,062
Eni SpA - ADR	8,500	431,800
Occidental Petroleum Corp.	5,000	488,550
PBF Energy, Inc. - Class A (A)	11,075	300,132
Royal Dutch Shell PLC - Class B ADR (A)	5,800	499,612
Valero Energy Corp.	6,300	320,040
Williams Cos., Inc.	4,000	226,520
Pharmaceuticals - 4.6%
AstraZeneca PLC - ADR (A)	5,175	376,688
Eli Lilly & Co. (A)	4,975	303,773
Johnson & Johnson	4,300	430,387
Merck & Co., Inc.	5,600	317,744
Novartis AG - ADR	5,050	439,047
Pfizer, Inc. (A)	9,725	279,108
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc. (A)	34,550	383,505
Road & Rail - 0.7%
Norfolk Southern Corp. (A)	3,200	325,312
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	18,250	618,492
KLA-Tencor Corp. (A)	3,150	225,194
Software - 2.0%
CA, Inc.	11,125	321,290
Microsoft Corp.	13,750	593,450

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
Specialty Retail - 0.5%
Best Buy Co., Inc. (A)	7,725	$ 229,664
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	5,025	480,239
Seagate Technology PLC (A)	4,000	234,400
Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc. (A)	21,500	341,420
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. - Class B	6,400	249,856
Vodafone Group PLC - ADR	7,675	254,963

Total Common Stocks (cost $19,264,943)		19,870,441

INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
Cushing Renaissance Fund	13,475	387,137

Total Investment Company (cost $356,669)		387,137

SECURITIES LENDING COLLATERAL - 22.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	10,310,324	10,310,324

Total Securities Lending Collateral (cost $10,310,324)		10,310,324

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $828,065 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $845,838.	$ 828,065	828,065

Total Repurchase Agreement (cost $828,065)		828,065

Total Investment Securities (cost $56,216,214) (C)		56,623,646
Other Assets and Liabilities - Net - (21.0)%		(9,817,089)

Net Assets - 100.0%		$ 46,806,557

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$18,270,232	$—	$18,270,232
Preferred Stocks	6,957,447	—	—	6,957,447
Common Stocks	19,870,441	—	—	19,870,441
Investment Company	387,137	—	—	387,137
Securities Lending Collateral	10,310,324	—	—	10,310,324
Repurchase Agreement	—	828,065	—	828,065

Total Investment Securities	$37,525,349	$19,098,297	$—	$56,623,646

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $10,077,095. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $56,216,214. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,075,597 and $668,165, respectively. Net unrealized appreciation for tax purposes is $407,432.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $1,859,320, or 3.97% of the fund’s net assets.
ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
Capital Markets - 75.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF - Class A (A)	3,022	$ 81,322
iShares Floating Rate Bond ETF (A)	15,034	763,877
iShares JPMorgan USD Emerging Markets Bond ETF (A)	469	53,738
iShares MSCI EAFE Minimum Volatility ETF (A)	18,561	1,202,753
iShares MSCI Emerging Markets Minimum Volatility ETF (A)	9,032	547,791
iShares MSCI USA Minimum Volatility ETF (A)	13,366	490,399
PowerShares DB Agriculture Fund (B)	4,748	127,294
PowerShares DB Commodity Index Tracking Fund (B)	1,995	50,473
PowerShares DB Energy Fund (B)	2,993	86,857
PowerShares DB Oil Fund (A) (B)	1,859	53,725
PowerShares DB Precious Metals Fund (B)	397	16,471
ProShares UltraShort 20+ Year Treasury (B)	297	17,710
ProShares VIX Mid-Term Futures ETF (B)	5,288	82,123
SPDR Barclays Convertible Securities ETF (A)	1,443	71,616
SPDR Dow Jones International Real Estate ETF (A)	10,421	458,316
Vanguard S&P 500 ETF	11,799	2,087,951
Vanguard Short-Term Bond ETF	12,144	972,370
Vanguard Total Bond Market ETF	28,993	2,372,207
Region Fund - Asian Pacific - 2.8%
Vanguard FTSE Pacific ETF	5,765	362,100
Region Fund - European - 17.8%
Vanguard FTSE Europe ETF	39,144	2,244,517

Total Investment Companies (cost $11,405,250)		12,143,610

SECURITIES LENDING COLLATERAL - 9.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	1,134,820	1,134,820

Total Securities Lending Collateral (cost $1,134,820)		1,134,820

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $448,844 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $458,376.	$ 448,844	448,844

Total Repurchase Agreement (cost $448,844)		448,844

Total Investment Securities (cost $12,988,914) (D)		13,727,274
Other Assets and Liabilities - Net - (8.7)%		(1,102,417)

Net Assets - 100.0%		$ 12,624,857

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies	$12,143,610	$—	$—	$12,143,610
Securities Lending Collateral	1,134,820	—	—	1,134,820
Repurchase Agreement	—	448,844	—	448,844

Total Investment Securities	$13,278,430	$448,844	$—	$13,727,274

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $1,110,189. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $12,988,914. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $760,009 and $21,649, respectively. Net unrealized appreciation for tax purposes is $738,360.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 79.2%
iShares Floating Rate Bond ETF	368,617	$ 18,729,430
iShares iBoxx $ High Yield Corporate Bond ETF (A)	1,315,817	121,634,123
iShares iBoxx $ Investment Grade Corporate Bond ETF	393,609	46,662,347
iShares MSCI All Country Asia ex Japan ETF	327,377	21,112,543
SPDR Barclays Convertible Securities ETF	771,549	38,291,977
SPDR Barclays High Yield Bond ETF (A)	5,019,242	203,530,263
SPDR Barclays Short Term High Yield Bond ETF	4,446,610	135,043,546
SPDR Dow Jones International Real Estate ETF	1,049,804	46,170,380
Vanguard Total Bond Market ETF	1,298,354	106,231,324
Growth - Large Cap - 13.6%
Vanguard Growth ETF	1,299,850	126,553,396
Value - Large Cap - 6.8%
Vanguard Value ETF	791,120	63,273,777

Total Investment Companies (cost $914,557,834)		927,233,106

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	238,831,445	238,831,445

Total Securities Lending Collateral (cost $238,831,445)		238,831,445

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $3,989,842 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.00 - 2.50%, due 11/01/2027 - 12/15/2027, and with a total value of $4,073,034.	$ 3,989,840	3,989,840

Total Repurchase Agreement (cost $3,989,840)		3,989,840

Total Investment Securities (cost $1,157,379,119) (C)		1,170,054,391
Other Assets and Liabilities - Net - (25.6)%		(238,790,423)

Net Assets - 100.0%		$ 931,263,968

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies	$927,233,106	$—	$—	$927,233,106
Securities Lending Collateral	238,831,445	—	—	238,831,445
Repurchase Agreement	—	3,989,840	—	3,989,840

Total Investment Securities	$1,166,064,551	$3,989,840	$—	$1,170,054,391

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $233,509,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,157,379,119. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,280,441 and $1,605,169, respectively. Net unrealized appreciation for tax purposes is $12,675,272.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.6%
Capital Markets - 89.6%
Consumer Discretionary Select Sector SPDR Fund (A)	18,744	$ 1,234,105
Consumer Staples Select Sector SPDR Fund (A)	26,786	1,154,744
Energy Select Sector SPDR Fund (A)	15,630	1,510,327
Health Care Select Sector SPDR Fund (A)	29,393	1,790,622
Industrial Select Sector SPDR Fund (A)	18,592	963,066
iShares Barclays 0-5 Year TIPS Bond Fund	6,342	646,440
iShares Floating Rate Bond ETF	53,625	2,724,686
iShares India 50 ETF (A)	2,619	76,030
iShares MSCI Australia ETF (A)	9,357	248,803
iShares MSCI Brazil Capped ETF (A)	4,671	226,544
iShares MSCI EAFE Minimum Volatility ETF	8,453	547,754
iShares MSCI Germany ETF (A)	7,703	224,542
iShares MSCI Hong Kong ETF (A)	1,519	33,418
iShares MSCI Japan ETF (A)	34,138	409,656
iShares MSCI South Africa ETF (A)	2,042	141,204
iShares MSCI South Korea Capped ETF	1,211	80,047
iShares MSCI U.K. ETF (A)	20,930	426,553
iShares MSCI USA Minimum Volatility ETF	14,370	527,235
iShares Short Treasury Bond ETF	12,607	1,390,048
Market Vectors Russia ETF (A)	6,246	150,029
Materials Select Sector SPDR Fund (A)	19,190	933,593
SPDR S&P China ETF	946	75,850
SPDR S&P Regional Banking ETF (A)	9,918	381,149
Technology Select Sector SPDR Fund	25,834	1,007,268
Utilities Select Sector SPDR Fund (A)	7,102	292,958
Vanguard S&P 500 ETF	10,118	1,790,481
Region Fund - European - 5.0%
Vanguard FTSE Europe ETF	18,481	1,059,701

Total Investment Companies (cost $18,461,786)		20,046,853

SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	5,367,759	5,367,759

Total Securities Lending Collateral (cost $5,367,759)		5,367,759

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2014, to be repurchased at $1,225,384 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $1,250,983.	$ 1,225,383	1,225,383

Total Repurchase Agreement (cost $1,225,383)		1,225,383

Total Investment Securities (cost $25,054,928) (C)		26,639,995
Other Assets and Liabilities - Net - (25.7)%		(5,443,081)

Net Assets - 100.0%		$ 21,196,914

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Investment Companies	$20,046,853	$—	$—	$20,046,853
Securities Lending Collateral	5,367,759	—	—	5,367,759
Repurchase Agreement	—	1,225,383	—	1,225,383

Total Investment Securities	$25,414,612	$1,225,383	$—	$26,639,995

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $5,250,167. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $25,054,928. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,634,129 and $49,062, respectively. Net unrealized appreciation for tax purposes is $1,585,067.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury Bond
3.38%, 05/15/2044	$ 7,800,000	$ 7,893,842
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	2,270,900	2,619,163
2.38%, 01/15/2025	15,395,790	18,589,216
2.50%, 01/15/2029	13,073,574	16,532,959
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 (A) (B)	14,293,328	14,317,898
0.13%, 07/15/2022 (C)	19,550,160	19,588,342
0.13%, 01/15/2023	5,255,805	5,217,616
0.38%, 07/15/2023	8,790,490	8,929,898
1.13%, 01/15/2021 (A) (B) (C)	12,396,474	13,329,110

Total U.S. Government Obligations (cost $106,384,743)		107,018,044

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Fannie Mae
0.51%, 09/25/2042 (D)	261,547	259,112
1.32%, 03/01/2044 (D)	716,202	745,428
1.32%, 10/01/2044	331,160	342,083
1.97%, 07/01/2035 (D)	223,505	236,626
2.17%, 09/01/2035 (D)	579,036	617,255
2.31%, 01/01/2026 - 03/01/2034 (D)	166,548	177,662
2.34%, 01/01/2028 (D)	30,669	32,785
2.40%, 11/01/2033 (D)	110,144	117,680
3.50%, 02/01/2027	330,810	349,198
4.00%, 03/01/2041	734,926	773,466
4.50%, 11/01/2018 - 03/01/2039	1,198,864	1,284,850
5.00%, 08/01/2020 - 01/01/2030	2,131,185	2,352,370
5.50%, 01/01/2037 - 02/01/2037	185,917	206,090
6.00%, 07/01/2035 - 05/01/2041	6,517,972	7,319,231
Fannie Mae, TBA
3.50%	2,000,000	2,103,484
4.50%	1,000,000	1,074,203
5.00%	17,000,000	18,677,988
Fannie Mae REMIC
0.26%, 01/25/2021 (D)	48,828	48,807
6.30%, 10/17/2038	309,764	314,533
Fannie Mae REMIC, IO
6.95%, 07/25/2034 (D)	938,413	178,103
Freddie Mac
1.32%, 10/25/2044 (D)	310,926	314,176
1.52%, 07/25/2044 (D)	313,025	322,515
1.98%, 09/01/2035 (D)	41,061	42,909
2.25%, 03/01/2034 (D)	92,383	93,428
2.35%, 11/01/2033 (D)	103,394	110,526
2.36%, 03/01/2034 (D)	113,827	121,658
2.38%, 01/01/2036 (D)	2,421,705	2,592,188
2.50%, 09/01/2035 (D)	359,849	385,877
4.50%, 08/01/2025 - 05/01/2037	94,968	102,210
6.50%, 07/25/2043	15,053	16,810
Freddie Mac, TBA
4.00%	1,000,000	1,049,594
4.50%	11,000,000	11,829,555
Freddie Mac REMIC
6.50%, 04/15/2029	3,017	3,364
Ginnie Mae
1.63%, 05/20/2024 (D)	32,245	33,433
6.50%, 06/20/2032	15,023	17,188
Ginnie Mae, IO
6.41%, 04/16/2033 - 10/16/2033 (D)	850,336	166,408
6.44%, 09/20/2034 (D)	771,160	128,191
6.45%, 08/16/2033 (D)	1,385,647	250,585

Total U.S. Government Agency Obligations (cost $53,575,520)		54,791,569

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 19.4%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 - 144A	$ 300,000	$ 309,600
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2015 - 01/01/2017	BRL 87,500,000	33,399,271
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/2018	EUR 11,071,112	15,492,334
Italy Buoni Poliennali del Tesoro
1.15%, 05/15/2017	3,800,000	5,143,549
2.25%, 05/15/2016	7,600,000	10,499,039
3.00%, 11/01/2015	100,000	138,251
3.75%, 04/15/2016 - 08/01/2016	43,100,000	61,341,782
4.75%, 09/15/2016 - 06/01/2017	8,500,000	12,482,213
Italy Certificati di Credito del Tesoro
Zero Coupon, 04/29/2016	3,000,000	3,979,855
Mexican Bonos
9.50%, 12/18/2014	MXN 219,510,000	16,993,528
Spain Government Bond
2.10%, 04/30/2017	EUR 6,100,000	8,492,468
3.30%, 07/30/2016	22,400,000	31,705,323
3.80%, 01/31/2017	1,500,000	2,171,465
4.00%, 07/30/2015	1,200,000	1,665,045
4.25%, 10/31/2016	1,600,000	2,321,742
5.50%, 07/30/2017	2,500,000	3,821,683

Total Foreign Government Obligations (cost $214,532,772)		209,957,148

MORTGAGE-BACKED SECURITIES - 5.1%
Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	$ 760	741
Series 2005-81, Class A1
0.44%, 02/25/2037 (D)	529,117	423,862
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	260,580	245,707
Series 2006-J8, Class A2
6.00%, 02/25/2037	272,061	216,346
Series 2006-OA17, Class 1A1A
0.35%, 12/20/2046 (D)	2,036,241	1,599,418
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (D)	444,256	377,847
Series 2007-HY4, Class 1A1
2.56%, 06/25/2037 (D)	981,084	812,823
Series 2007-OA6, Class A1B
0.36%, 06/25/2037 (D)	842,969	752,969
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.35%, 09/25/2046 (D)	755,495	560,913
Series 2006-4, Class 1A12
0.37%, 10/25/2046 (D)	1,603,879	1,113,714
Banc of America Funding Corp.
Series 2005-D, Class A1
2.63%, 05/25/2035 (D)	457,297	468,915
Series 2006-J, Class 4A1
2.98%, 01/20/2047 (D)	64,862	50,192
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.42%, 10/03/2039 - 144A (D) (E)	3,193,794	3,167,018
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.66%, 11/25/2036 (D)	302,476	211,091

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.44%, 08/25/2033 (D)	$ 448,876	$ 458,484
Series 2003-8, Class 2A1
2.74%, 01/25/2034 (D)	10,516	10,651
Series 2003-8, Class 4A1
2.78%, 01/25/2034 (D)	99,777	100,268
Series 2005-2, Class A2
2.53%, 03/25/2035 (D)	263,466	266,672
Series 2005-5, Class A2
2.27%, 08/25/2035 (D)	143,674	145,753
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
1.87%, 01/26/2036 (D)	246,508	195,492
Berica 8 Residential MBS Srl
Series 2008, Class A
0.62%, 03/31/2048 - Reg S (D)	EUR 5,780,089	7,496,063
Berica ABS Srl
Series 2011-1, Class A1
0.51%, 12/31/2055 - Reg S (D)	3,126,990	4,112,585
CD Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (D)	$ 194,029	214,035
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1
0.41%, 08/25/2035 - 144A (D)	153,229	139,999
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.50%, 10/19/2032 (D)	12,283	10,527
Series 2004-12, Class 12A1
2.47%, 08/25/2034 (D)	249,458	218,877
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.28%, 09/25/2035 (D)	172,508	173,347
Series 2007-10, Class 22AA
2.89%, 09/25/2037 (D)	1,314,193	1,107,201
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.80%, 03/25/2032 - 144A (D)	392	369
Series 2003-AR15, Class 2A1
2.23%, 06/25/2033 (D)	616,379	616,440
Series 2003-AR28, Class 2A1
2.53%, 12/25/2033 (D)	4,803,448	4,804,533
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	578,139	492,364
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	292,205	235,648
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (D)	54,870	51,739
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (D)	79,896	80,592

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.40%, 03/19/2036 (D)	$ 1,165,605	$ 862,845
Series 2006-12, Class 2A2A
0.35%, 01/19/2038 (D)	771,887	669,126
Series 2006-6, Class 5A1A
4.88%, 08/19/2036 (D)	260,363	239,066
Series 2007-1, Class 2A1A
0.29%, 03/19/2037 (D)	801,291	667,345
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.53%, 12/25/2034 (D)	35,337	32,814
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
2.81%, 02/25/2035 (D)	49,055	48,653
Series 2007-A1, Class 5A5
2.65%, 07/25/2035 (D)	445,316	457,219
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (D)	1,432,112	1,600,724
Luminent Mortgage Trust
Series 2006-6, Class A1
0.36%, 10/25/2046 - 144A (D)	451,865	395,078
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.56%, 03/25/2036 (D)	116,210	34,853
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.16%, 10/25/2035 (D)	33,871	32,267
Series 2005-3, Class 4A
0.41%, 11/25/2035 (D)	23,248	22,033
Series 2005-A10, Class A
0.37%, 02/25/2036 (D)	139,049	127,584
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (D)	247,611	200,444
Series 2007-3XS, Class 2A1A
0.23%, 01/25/2047 (D)	61,866	61,622
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (D)	286,537	218,659
MRFC Mortgage Pass-Through Trust
Series 2000-TBC3, Class A1
0.59%, 12/15/2030 (D)	179,140	170,255
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	314,106	328,909
Series 2005-R2, Class 1AF1
0.50%, 06/25/2035 - 144A (D)	831,643	744,020
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.56%, 01/25/2046 (D)	228,334	123,626
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	1,481	1,537
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.38%, 06/12/2044 - Reg S (D)	2,973,374	2,815,173
Selkirk No. 1, Ltd.
Series 2001, Class A
1.33%, 02/20/2041 - 144A	2,809,141	2,798,989
Selkirk No. 2, Ltd.
Series 2002, Class A
1.18%, 02/20/2041 - 144A	328,099	327,631

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2004-11, Class A2
0.65%, 12/20/2034 (D)	$ 1,823,268	$ 1,737,145
Series 2007-1, Class 1A1
2.34%, 01/20/2047 (D)	439,202	381,482
Series 2010, Class 2A1
0.92%, 10/20/2027 (D)	17,676	16,655
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (D)	624,178	630,646
Series 2004-19, Class 2A1
1.52%, 01/25/2035 (D)	169,431	137,944
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.41%, 07/19/2035 (D)	33,492	30,464
Series 2005-AR5, Class A2
0.41%, 07/19/2035 (D)	51,049	48,522
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (D)	91,850	88,938
Series 2005-AR8, Class A1A
0.44%, 02/25/2036 (D)	428,174	356,551
Series 2006-AR3, Class 12A1
0.38%, 05/25/2036 (D)	514,938	384,430
Series 2006-AR6, Class 2A1
0.35%, 07/25/2046 (D)	1,860,282	1,543,024
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.82%, 09/19/2032 (D)	11,240	11,005
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR2, Class A
1.92%, 02/27/2034 (D)	11,365	11,257
Series 2002-AR9, Class 1A
1.52%, 08/25/2042 (D)	6,862	6,621
Series 2003-AR5, Class A7
2.44%, 06/25/2033 (D)	422,263	428,736
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (D)	741,188	752,060
Series 2006-AR19, Class 1A
0.86%, 01/25/2047 (D)	817,320	684,003
Series 2006-AR19, Class 1A1A
0.85%, 01/25/2047 (D)	695,961	652,169
Series 2006-AR9, Class 2A
2.17%, 08/25/2046 (D)	432,365	406,269
Series 2007-OA1, Class A1A
0.82%, 02/25/2047 (D)	587,836	486,792
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (D)	131,473	131,916
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (D)	1,858,010	1,877,144
Series 2006-AR4, Class 2A6
5.60%, 04/25/2036 (D)	113,031	37,581
Series 2006-AR8, Class 2A4
2.62%, 04/25/2036 (D)	259,486	254,216

Total Mortgage-Backed Securities (cost $52,337,403)		55,009,237

	Principal	Value
ASSET-BACKED SECURITIES - 7.9%
ABFC Trust
Series 2004-OPT4, Class A1
0.78%, 04/25/2034 (D)	$ 454,533	$ 450,053
Series 2004-OPT5, Class A1
0.86%, 06/25/2034 (D)	272,206	253,628
ACE Securities Corp.
Series 2006-HE1, Class A1A
0.36%, 02/25/2036 (D)	4,771,995	4,734,325
Ally Auto Receivables Trust
Series 2014-1, Class A2
0.48%, 02/15/2017	8,600,000	8,596,689
ALM V, Ltd.
Series 2012-5A, Class A1R
1.45%, 02/13/2023 - 144A (D)	10,000,000	9,999,930
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.74%, 07/25/2032 (D)	3,806	3,498
Bear Stearns Asset Backed Securities I Trust
Series 2006-HE1, Class 1M2
0.58%, 12/25/2035 (D)	4,500,000	4,042,219
Series 2007-AQ1, Class A1
0.26%, 11/25/2036 (D)	519,984	486,296
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.82%, 10/25/2032 (D)	10,354	9,835
Series 2006-SD4, Class 1A1
2.97%, 10/25/2036 (D)	556,214	545,007
C-BASS Trust
Series 2007-CB1, Class AF1A
0.22%, 01/25/2037 (D)	413,576	187,080
CIFC Funding, Ltd.
1.38%, 08/14/2024 - 144A (E)	4,400,000	4,400,000
Citibank Omni Master Trust
Series 2009-A17, Class A17
4.90%, 11/15/2018 - 144A	8,800,000	8,913,159
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.59%, 04/20/2023 - 144A (D)	4,200,000	4,204,473
Denver Arena Trust Revenue Backed Note
6.94%, 11/15/2019 (E)	48,757	49,097
Gazprom OAO Via GAZ Capital SA
8.15%, 04/11/2018 - 144A	1,000,000	1,110,000
GE Equipment Transportation LLC Series
Series 2014-1, Class A1
0.20%, 06/23/2015	3,538,911	3,538,911
Home Equity Asset Trust
Series 2002-1, Class A4
0.75%, 11/25/2032 (D)	1,026	905
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.42%, 03/25/2037 (D)	3,500,000	2,653,721
Mid-State Trust IV
Series 4, Class A
8.33%, 04/01/2030	91,071	92,513
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.40%, 11/27/2028 (D)	1,383,441	1,355,182
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.48%, 04/15/2020 - 144A (D)	2,665,648	2,636,421
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.34%, 05/25/2036 (D)	122,938	80,930
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.42%, 09/25/2035 (D)	64,191	63,635
Park Place Securities, Inc. Asset Backed Pass-Through Certificates
Series 2005-WCW2, Class M2
0.69%, 07/25/2035 (D)	500,000	430,678
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1
0.55%, 02/25/2036 (D)	500,000	391,150

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Porsche Financial Auto Securitization Trust
Series 2014-1, Class A1
0.18%, 05/26/2015 - 144A	$ 4,481,536	$ 4,481,536
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.53%, 12/15/2022 - 144A (D)	4,600,000	4,600,506
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A
0.22%, 12/25/2036 (D)	75,470	27,658
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	18,199	19,656
Series 2004-20C, Class 1
4.34%, 03/01/2024	152,393	159,758
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1
0.98%, 05/25/2035 (D)	4,971,326	4,636,378
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-HF1, Class A
0.74%, 01/25/2033 (D)	2,134	1,974
Series 2003-22A, Class 2A1
2.35%, 06/25/2033 (D)	649,219	654,178
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.45%, 07/22/2021 - 144A (D)	6,000,000	5,871,270
Wood Street CLO BV
Series I, Class A
0.66%, 11/22/2021 - Reg S (D)	EUR 4,412,634	5,854,532

Total Asset-Backed Securities (cost $83,174,002)		85,536,781

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.3%
Bay Area Toll Authority (Revenue Bonds)
6.91%, 10/01/2050	$ 3,600,000	5,131,188
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-2
5.88%, 06/01/2047	600,000	466,494
Chicago Transit Authority (Revenue Bonds)
Series B
6.90%, 12/01/2040	2,700,000	3,352,617
Citizens Property Insurance Corp. (Revenue Bonds)
Series A-1
5.00%, 06/01/2020	4,735,000	5,501,549
Golden State Tobacco Securitization Corp. (Revenue Bonds)
Series A-1
5.00%, 06/01/2033	300,000	240,333
Kentucky State Property & Building Commission (Revenue Bonds)
Series C
5.37%, 11/01/2025	100,000	113,012
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	100,000	110,296
North Carolina Medical Care Commission (Revenue Bonds)
Series A
5.00%, 06/01/2035	10,280,000	11,268,936

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	$ 7,600,000	$ 7,746,452
State of California (General Obligation Unlimited)
7.50%, 04/01/2034	300,000	425,523
Tobacco Settlement Finance Authority (Revenue Bonds)
Series A
7.47%, 06/01/2047	1,040,000	890,240
Tobacco Settlement Financing Corp. (Revenue Bonds)
5.50%, 06/01/2026	95,000	98,916
Series 1A
5.00%, 06/01/2041	1,400,000	1,034,880

Total Municipal Government Obligations (cost $34,962,601)		36,380,436

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Banks - 0.1%
HSBC USA Capital Trust I
7.81%, 12/15/2026 - 144A (E)	1,000,000	1,012,305
Lloyds Banking Group PLC
7.63%, 06/27/2023 - Reg S (D) (F)	GBP 200,000	353,699

Total Preferred Corporate Debt Securities (cost $1,371,108)		1,366,004

CORPORATE DEBT SECURITIES - 34.7%
Airlines - 0.2%
United Airlines, Inc.
6.75%, 09/15/2015 - 144A	$ 2,200,000	2,208,250
Automobiles - 2.5%
BMW US Capital LLC, Series MTN
0.57%, 06/02/2017 - Reg S (D) (E)	9,200,000	9,163,973
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	8,200,000	8,256,842
Volkswagen International Finance NV
1.63%, 03/22/2015 - 144A	9,300,000	9,376,176
Banks - 7.4%
Banco Santander Chile
1.13%, 04/11/2017 - 144A (D)	3,500,000	3,499,937
Bank of Nova Scotia
0.54%, 04/11/2017 (D)	8,500,000	8,504,386
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,402,125
10.18%, 06/12/2021 - 144A	2,240,000	3,077,249
Cie de Financement Foncier SA
2.50%, 09/16/2015 - 144A	6,000,000	6,126,576
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	1,900,000	1,923,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (D) (F)	378,000	506,898
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
6.88%, 03/19/2020 - Reg S	EUR 3,300,000	5,269,497

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Banks (continued)
Credit Agricole SA
1.63%, 04/15/2016 - 144A (E)	$ 4,000,000	$ 4,044,704
7.88%, 01/23/2024 - 144A (D) (F) (G)	1,700,000	1,805,825
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (D) (F)	150,000	224,250
KBC Bank NV
8.00%, 01/25/2023 - Reg S (D) (G)	1,400,000	1,589,000
Lloyds Bank PLC
12.00%, 12/16/2024 - 144A (D) (E) (F)	5,300,000	7,738,000
Lloyds Bank PLC, Series MTN
5.80%, 01/13/2020 - 144A	700,000	808,449
Sberbank of Russia Via SB Capital SA
5.50%, 07/07/2015 - Reg S (G)	3,800,000	3,881,358
Toronto-Dominion Bank, Series MTN
0.69%, 09/09/2016 (D)	5,300,000	5,328,821
UBS AG
7.63%, 08/17/2022	600,000	713,369
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/2015 - Reg S (G)	2,500,000	2,540,625
Wells Fargo & Co.
7.98%, 03/15/2018 (D) (F) (G)	800,000	907,200
Wells Fargo & Co., Series MTN
0.53%, 06/02/2017 (D)	16,500,000	16,504,505
Biotechnology - 0.5%
Amgen, Inc.
0.61%, 05/22/2017 (D) (G)	5,800,000	5,808,016
Capital Markets - 3.6%
Goldman Sachs Group, Inc.
0.64%, 11/15/2014 (D)	EUR 500,000	669,787
5.35%, 01/15/2016	$ 11,048,000	11,755,503
Goldman Sachs Group, Inc., Series MTN
1.32%, 11/15/2018 (D)	8,200,000	8,333,906
Morgan Stanley
3.45%, 11/02/2015	4,200,000	4,331,473
Morgan Stanley, Series MTN
4.10%, 01/26/2015	900,000	915,551
5.95%, 12/28/2017	4,900,000	5,549,069
6.00%, 04/28/2015	4,800,000	4,981,051
6.63%, 04/01/2018	2,000,000	2,313,218
Consumer Finance - 1.4%
Ally Financial, Inc.
4.63%, 06/26/2015	200,000	203,500
6.75%, 12/01/2014	500,000	505,625
8.30%, 02/12/2015	1,800,000	1,854,000
Navient LLC, Series MTN
3.88%, 09/10/2015	100,000	101,500
4.88%, 06/17/2019	4,000,000	4,030,000
6.25%, 01/25/2016	1,900,000	2,006,894
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	5,700,000	6,170,250
Diversified Financial Services - 8.8%
Bank of America Corp.
1.50%, 10/09/2015	5,600,000	5,648,597
4.50%, 04/01/2015	1,100,000	1,128,670
7.63%, 06/01/2019	4,000,000	4,895,760
Bank of America Corp., Series MTN
5.00%, 01/15/2015	5,348,000	5,453,495
5.65%, 05/01/2018	3,900,000	4,385,995
6.40%, 08/28/2017	400,000	453,910
6.88%, 04/25/2018	3,900,000	4,551,581
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900,000	1,928,171
6.40%, 10/02/2017	900,000	1,027,895
7.25%, 02/01/2018	2,100,000	2,475,457

	Principal	Value
Diversified Financial Services (continued)
Citigroup, Inc.
1.30%, 04/01/2016	$ 17,563,000	$ 17,649,761
6.00%, 08/15/2017	600,000	674,987
Ford Motor Credit Co. LLC
4.21%, 04/15/2016	3,100,000	3,259,697
7.00%, 04/15/2015	6,210,000	6,485,538
12.00%, 05/15/2015	450,000	490,083
Ford Motor Credit Co. LLC, Series MTN
1.01%, 01/17/2017 (D)	5,400,000	5,436,677
1.33%, 08/28/2014 (D)	1,300,000	1,300,815
GMAC International Finance BV
7.50%, 04/21/2015 - Reg S	EUR 100,000	139,771
JPMorgan Chase & Co.
0.74%, 02/15/2017 (D)	$ 10,400,000	10,441,714
6.30%, 04/23/2019	900,000	1,053,566
JPMorgan Chase & Co., Series MTN
0.85%, 02/26/2016 (D)	6,800,000	6,836,060
JPMorgan Chase Bank NA
0.49%, 07/30/2015 (D)	3,800,000	3,806,734
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (H)	1,700,000	0
Tayarra, Ltd.
3.63%, 02/15/2022	6,082,781	6,432,644
Diversified Telecommunication Services - 1.9%
BellSouth Corp.
4.18%, 04/26/2021 - 144A (E)	9,200,000	9,380,853
KT Corp.
4.88%, 07/15/2015 - 144A	200,000	206,961
Verizon Communications, Inc.
0.63%, 06/09/2017 (D)	4,800,000	4,808,074
1.98%, 09/14/2018 (D)	4,500,000	4,731,219
2.50%, 09/15/2016	500,000	516,070
3.65%, 09/14/2018	1,200,000	1,279,337
Electric Utilities - 0.4%
Korea Hydro & Nuclear Power Co., Ltd., Series MTN
1.01%, 05/22/2017 - Reg S (D) (E)	4,300,000	4,296,427
Food Products - 0.5%
ConAgra Foods, Inc.
0.60%, 07/21/2016 (D)	1,700,000	1,699,305
Kraft Foods Group, Inc.
1.63%, 06/04/2015	4,000,000	4,036,492
Health Care Providers & Services - 0.9%
HCA, Inc.
6.38%, 01/15/2015 (G)	6,100,000	6,214,375
HCA, Inc., Series MTN
9.00%, 12/15/2014	3,400,000	3,480,750
Hotels, Restaurants & Leisure - 0.9%
MGM Resorts International
6.88%, 04/01/2016	200,000	214,500
7.63%, 01/15/2017	8,200,000	9,061,000
Household Durables - 0.3%
Lennar Corp.
5.50%, 09/01/2014	3,500,000	3,507,000
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A (E) (I)	400,000	52,000
Insurance - 0.1%
American International Group, Inc., Series MTN
5.60%, 10/18/2016	1,000,000	1,098,844
Machinery - 0.8%
John Deere Capital Corp., Series MTN
0.36%, 04/12/2016 (D)	8,100,000	8,102,649
Media - 1.4%
DISH DBS Corp.
7.13%, 02/01/2016	100,000	106,500
7.75%, 05/31/2015	14,100,000	14,769,750

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (D)	$ 4,700,000	$ 4,714,283
CNPC General Capital, Ltd.
1.13%, 05/14/2017 - 144A (D)	3,100,000	3,108,454
Gazprom OAO Via GAZ Capital SA
4.95%, 05/23/2016 - Reg S (G)	2,800,000	2,863,000
Rosneft Finance SA, Series MTN
7.50%, 07/18/2016 - Reg S (G)	3,200,000	3,384,000
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
2.85%, 05/06/2021 (G)	400,000	401,502
3.45%, 05/06/2024 (G)	400,000	402,427
Tobacco - 0.2%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	414,947
9.70%, 11/10/2018	420,000	544,392
Reynolds American, Inc.
7.75%, 06/01/2018	1,000,000	1,189,927
Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
4.88%, 04/01/2015 (G)	550,000	559,625
5.75%, 05/15/2016	500,000	523,125
6.75%, 09/01/2016 - 144A	200,000	219,000
7.13%, 09/01/2018 - 144A	6,600,000	7,557,000
Transportation Infrastructure - 0.0% (J)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	200,000	206,667
Wireless Telecommunication Services - 0.7%
Sprint Communications, Inc.
6.00%, 12/01/2016	1,000,000	1,080,000
9.13%, 03/01/2017	6,000,000	6,900,000

Total Corporate Debt Securities (cost $367,845,095)		375,519,141

CERTIFICATES OF DEPOSIT - 3.3%
Banks - 2.1%
Bank of Nova Scotia
1.27%, 02/10/2015 (K)	CAD 8,300,000	7,561,607
Credit Suisse
0.44%, 01/12/2015 (K)	$ 15,100,000	15,100,000
0.46%, 03/17/2015 (K)	600,000	600,000
Electric Utilities - 1.0%
Entergy Corp.
0.93%, 09/15/2014 - 144A (K)	4,400,000	4,394,885
NiSource Finance Corp.
0.62%, 08/22/2014 - 144A (K)	3,000,000	2,998,915
0.62%, 08/26/2014 (K)	3,500,000	3,498,493
Metals & Mining - 0.2%
Glencore Funding LLC
0.39%, 10/03/2014 - 144A (K)	2,000,000	1,998,652

Total Certificates of Deposit (cost $36,160,361)		36,152,552

COMMERCIAL PAPER - 4.4%
Banks - 0.8%
Royal Bank of Canada
1.37%, 05/07/2015 (K)	CAD 9,500,000	8,712,799
Diversified Financial Services - 0.1%
Ford Motor Credit Co.
0.90%, 08/04/2014 (K)	$ 800,000	799,940

	Principal	Value
Electric Utilities - 0.6%
Entergy Corp.
0.90%, 09/26/2014 - 144A (K)	$ 6,200,000	$ 6,191,320
Metals & Mining - 1.4%
Glencore Funding LLC
0.58%, 08/19/2014 - 144A (K)	4,500,000	4,498,695
0.65%, 10/16/2014 - 144A (K)	500,000	499,314
0.69%, 10/07/2014 - 144A (K)	10,300,000	10,286,773
Oil, Gas & Consumable Fuels - 0.5%
ENI Finance USA, Inc.
0.58%, 05/22/2015 - 144A (K)	5,200,000	5,175,369
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC
0.51%, 04/10/2015 - 144A (K)	600,000	597,858
0.55%, 04/01/2015 - 144A (K)	10,500,000	10,461,019
0.60%, 06/29/2015 - 144A (K)	300,000	298,340

Total Commercial Paper (cost $47,522,226)		47,521,427

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (J)
U.S. Treasury Bill
0.05%, 10/16/2014 (A) (K)	8,000	7,999

Total Short-Term U.S. Government Obligation (cost $7,999)		7,999

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 3.3%
Mexico Cetes
Zero Coupon, 01/08/2015	MXN 184,600,000	13,780,290
Spain Letras del Tesoro
0.58%, 03/13/2015 (K)	EUR 16,000,000	21,349,115

Total Short-Term Foreign Government Obligation (cost $36,215,891)		35,129,405

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Banks - 0.2%
Wells Fargo & Co. - Series L, Class A, 7.50%	1,600	1,936,000

Total Convertible Preferred Stock (cost $1,384,035)		1,936,000

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)	15,388,059	15,388,059

Total Securities Lending Collateral (cost $15,388,059)		15,388,059

	Principal	Value
REPURCHASE AGREEMENTS - 7.0%
Bank of America 0.13% (K), dated 07/31/2014, to be repurchased at $12,500,045 on 08/01/2014. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $12,752,459.	$ 12,500,000	12,500,000
Barclays Capital, Inc. 0.13% (K), dated 07/31/2014, to be repurchased at $3,100,011 on 08/01/2014. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $3,168,473.	3,100,000	3,100,000

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Citigroup Global Markets, Inc. 0.13% (K), dated 07/31/2014, to be repurchased at $8,300,030 on 08/01/2014. Collateralized by a U.S. Government Obligation, 0.88%, due 07/31/2019, and with a value of $8,482,629.

	$ 8,300,000	$ 8,300,000
Credit Suisse Securities (USA) LLC 0.13% (K), dated 07/31/2014, to be repurchased at $51,300,185 on 08/01/2014. Collateralized by a U.S. Government Obligation, 0.25%, due 12/31/2015, and with a value of $52,342,000.	51,300,000	51,300,000
State Street Bank & Trust Co. 0.01% (K), dated 07/31/2014, to be repurchased at $1,084,317 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 1.96%, due 11/07/2022, and with a value of $1,109,800.	1,084,317	1,084,317

Total Repurchase Agreements (cost $76,284,317)		76,284,317

Total Investment Securities (cost $1,127,146,132) (L)		1,137,998,119
Other Assets and Liabilities - Net - (5.1)%		(55,714,383)

Net Assets - 100.0%		$ 1,082,283,736

REVERSE REPURCHASE AGREEMENT - (0.0)% (J)
Barclays Capital, Inc. (1.50)% (K), dated 07/14/2014, to be repurchased at $(449,681) on 08/04/2014.	(450,000)	(450,000)

Total Reverse Repurchase Agreement (proceeds $450,000)		(450,000)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (M)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC 10-Year	GSC	6-Month EUR EURIBOR Reuters	Receive	1.20%	01/20/2015	EUR	9,800,000	$(52,957)	$(36,788)
Call - OTC 10-Year	JPM	3-Month USD LIBOR BBA	Receive	2.60	09/02/2014		$15,000,000	(75,000)	(33,649)
Call - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Receive	1.56	09/02/2014		10,600,000	(19,080)	(450)
Put - OTC 10-Year	GSC	6-Month EUR EURIBOR Reuters	Pay	1.60	01/20/2015	EUR	9,800,000	(103,267)	(120,326)
Put - OTC 10-Year	RBS	3-Month USD LIBOR BBA	Pay	3.03	09/02/2014		$15,000,000	(260,625)	(6,516)
Put - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Pay	1.86	09/02/2014		10,600,000	(155,820)	(63,922)
Put - OTC 5-Year	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		21,000,000	(399,000)	(382,114)

								$(1,065,749)	$(643,765)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 22	1.00%	06/20/2019	$19,300,000	$344,704	$259,632	$85,072

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	09/21/2017	$151,300,000	$1,073,861	$1,214,020	$(140,159)
MXN TIIE Banxico	6.81	06/19/2034	MXN130,000,000	(90,289)	61,310	(151,599)
MXN TIIE Banxico (E)	7.02	06/08/2034	809,000,000	966,961	1,570,005	(603,044)

				$1,950,533	$2,845,335	$(894,802)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	06/19/2043	$58,000,000	$3,160,273	$3,187,709	$(27,436)
3-Month USD-LIBOR	3.50	12/18/2043	35,700,000	(1,570,410)	1,956,917	(3,527,327)

				$1,589,863	$5,144,626	$(3,554,763)

OVER THE COUNTER SWAP AGREEMENTS: (M)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 07/31/14 (Q)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	61.85	$3,600,000	$29,373	$(33,880)	$63,253
Italy, 6.88%, 09/27/2023 (E)	1.00	06/20/2017	CITI	66.86	1,400,000	14,133	7,781	6,352
Italy, 6.88%, 09/27/2023 (E)	1.00	06/20/2017	MSC	80.74	1,400,000	14,133	4,847	9,286

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (continued): (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 07/31/14 (Q)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Italy, 6.88%, 09/27/2023 (E)	1.00	06/20/2017	BCLY	80.74	1,400,000	14,134	5,285	8,849
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	14.87	1,900,000	37,068	26,403	10,665
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	166.24	8,100,000	(399,554)	(275,669)	(123,885)
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	22.97	2,600,000	35,707	7,155	28,552

						$(255,006)	$(258,078)	$3,072

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	$3,200,000	$14,895	$0	$14,895

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80%	01/02/2015	MSC	BRL	24,200,000	$(286,490)	$(1,678)	$(284,812)
BRL-CDI	8.08	01/02/2015	HSBC		5,300,000	(48,001)	(676)	(47,325)
BRL-CDI	8.43	01/02/2015	DUB		2,400,000	(12,433)	3,737	(16,170)
BRL-CDI	9.93	01/02/2015	UBS		12,000,000	124,329	(10,365)	134,694
BRL-CDI	9.93	01/02/2015	MSC		26,200,000	271,451	3,076	268,375
BRL-CDI	9.94	01/02/2015	GSC		16,000,000	167,529	0	167,529
MXN TIIE Banxico	6.81	06/19/2034	DUB	MXN	10,000,000	(17,600)	1,103	(18,703)
MXN TIIE Banxico	7.02	06/08/2034	DUB		46,600,000	43,880	75,483	(31,603)

						$242,665	$70,680	$171,985

FUTURES CONTRACTS: (R)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3,197	09/19/2014	$(1,053,686)
5-Year U.S. Treasury Note	Long	623	09/30/2014	(467,953)
90-Day Eurodollar	Long	1,901	09/14/2015	(625,087)
90-Day Eurodollar	Long	1,269	12/14/2015	(548,287)
90-Day Eurodollar	Long	459	03/14/2016	(182,575)
90-Day Eurodollar	Long	10	06/13/2016	(3,369)
90-Day Eurodollar	Long	7	09/19/2016	(3,344)
90-Day Eurodollar	Long	5	12/19/2016	(2,382)
90-Day Eurodollar	Long	64	03/13/2017	(29,685)
90-Day Eurodollar	Long	26	06/19/2017	(11,673)
Long U.S. Treasury Bond	Long	243	09/19/2014	198,839

				$(2,729,202)

FORWARD FOREIGN CURRENCY CONTRACTS: (M)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CITI	(128,000)	08/05/2014	$(119,977)	$1,069
BRL	BCLY	(5,360,400)	08/04/2014	(2,400,000)	40,167
BRL	BCLY	5,360,400	08/04/2014	2,364,118	(4,284)
BRL	CITI	(7,204,223)	08/04/2014	(3,245,292)	73,744
BRL	CITI	7,204,223	08/04/2014	3,177,306	(5,758)
BRL	DUB	(1,336,605)	08/04/2014	(589,488)	1,068
BRL	DUB	1,336,605	08/04/2014	602,291	(13,872)

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (M)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	GSC	5,867,618	08/04/2014	$2,642,595	$(59,467)
BRL	GSC	5,360,400	08/04/2014	2,398,389	(38,556)
BRL	GSC	(11,228,018)	08/04/2014	(4,951,935)	8,974
BRL	JPM	(25,373,083)	08/04/2014	(11,231,749)	61,643
BRL	JPM	(10,606,625)	08/04/2014	(4,756,867)	87,465
BRL	JPM	35,979,707	08/04/2014	15,868,266	(28,758)
BRL	UBS	25,373,083	08/04/2014	11,128,545	41,561
BRL	UBS	10,606,625	08/04/2014	4,752,072	(82,670)
BRL	UBS	(35,979,707)	08/04/2014	(15,868,266)	28,758
BRL	GSC	(5,360,400)	09/03/2014	(2,378,278)	38,983
BRL	JPM	(27,000,000)	01/05/2015	(11,616,900)	219,350
BRL	UBS	(26,446,987)	01/05/2015	(11,128,545)	(35,562)
BRL	JPM	(6,000,000)	04/02/2015	(2,534,319)	54,017
BRL	BNP	(139,447)	07/02/2015	(57,649)	1,378
BRL	DUB	(1,457,545)	07/02/2015	(602,291)	14,125
BRL	GSC	(6,403,008)	07/02/2015	(2,642,595)	58,773
BRL	UBS	(12,000,000)	10/02/2015	(4,817,342)	87,817
CAD	BCLY	(226,000)	09/18/2014	(207,783)	750
CAD	CITI	(8,220,486)	02/10/2015	(7,504,449)	179
CAD	BOA	(9,372,320)	05/05/2015	(8,538,532)	(618)
EUR	BCLY	(5,999,000)	08/05/2014	(8,164,703)	131,611
EUR	BCLY	(6,815,000)	08/05/2014	(9,308,248)	182,473
EUR	BCLY	(600,000)	08/05/2014	(811,959)	8,516
EUR	BNP	(1,011,000)	08/05/2014	(1,362,091)	8,289
EUR	CITI	3,809,000	08/05/2014	5,198,142	(97,618)
EUR	CITI	118,057,000	08/05/2014	158,668,608	(581,803)
EUR	DUB	(7,216,000)	08/05/2014	(9,809,409)	146,666
EUR	JPM	(99,640,000)	08/05/2014	(135,476,821)	2,051,702
EUR	JPM	(585,000)	08/05/2014	(788,346)	4,989
EUR	BCLY	(710,000)	09/03/2014	(954,107)	3,279
EUR	BNP	849,000	09/03/2014	1,140,857	(3,881)
EUR	CITI	(118,057,000)	09/03/2014	(158,677,462)	576,214
EUR	DUB	(4,998,000)	09/03/2014	(6,721,860)	28,568
EUR	DUB	4,050,000	09/03/2014	5,417,685	6,051
EUR	DUB	830,000	09/03/2014	1,112,002	(471)
EUR	BCLY	(3,241,000)	06/15/2015	(4,403,255)	55,844
EUR	BNP	(2,496,000)	06/15/2015	(3,385,050)	36,967
EUR	BOA	(5,674,000)	06/15/2015	(7,714,541)	103,554
EUR	CITI	(3,809,000)	06/15/2015	(5,206,903)	97,589
EUR	DUB	(4,050,000)	02/01/2016	(5,450,085)	(12,047)
EUR	BOA	(1,884,000)	06/13/2016	(2,573,827)	23,834
EUR	BOA	(5,706,000)	06/13/2016	(7,789,660)	66,593
EUR	BOA	(6,073,000)	06/13/2016	(8,323,532)	103,731
EUR	DUB	(4,924,000)	06/13/2016	(6,741,941)	77,310
EUR	BCLY	(3,485,000)	06/27/2016	(4,792,049)	73,327
EUR	BOA	(3,149,000)	06/27/2016	(4,335,619)	71,844
GBP	BNP	(140,000)	09/11/2014	(234,750)	(1,530)
JPY	JPM	(241,300,000)	08/05/2014	(2,376,506)	30,644
JPY	UBS	241,300,000	08/05/2014	2,343,856	2,006
JPY	UBS	(241,300,000)	09/03/2014	(2,344,221)	(2,039)
MXN	GSC	27,001,385	08/25/2014	2,049,830	(11,284)
MXN	GSC	46,698,470	09/23/2014	3,580,759	(62,606)
MXN	GSC	21,927,030	09/23/2014	1,678,496	(26,565)
MXN	DUB	(84,728,561)	12/18/2014	(6,443,727)	98,202
MXN	DUB	(95,652,304)	12/18/2014	(7,290,572)	126,942
MXN	DUB	(46,513,155)	12/18/2014	(3,545,210)	61,728
MXN	JPM	24,663,560	12/18/2014	1,882,068	(34,955)
MXN	BNP	(181,842,062)	01/08/2015	(13,825,140)	226,798
NOK	DUB	125,000	08/13/2014	21,070	(1,195)

					$4,119,553

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (S)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$107,018,044	$—	$107,018,044
U.S. Government Agency Obligations	—	54,791,569	—	54,791,569
Foreign Government Obligations	—	209,957,148	—	209,957,148
Mortgage-Backed Securities	—	55,009,237	—	55,009,237
Asset-Backed Securities	—	85,536,781	—	85,536,781
Municipal Government Obligations	—	36,380,436	—	36,380,436
Preferred Corporate Debt Securities	—	1,366,004	—	1,366,004
Corporate Debt Securities
Airlines	—	2,208,250	—	2,208,250
Automobiles	—	26,796,991	—	26,796,991
Banks	—	100,481,032	—	100,481,032
Biotechnology	—	5,808,016	—	5,808,016
Capital Markets	—	38,849,558	—	38,849,558
Consumer Finance	—	14,871,769	—	14,871,769
Diversified Financial Services	—	74,873,070	0	74,873,070
Diversified Telecommunication Services	—	20,922,514	—	20,922,514
Electric Utilities	—	4,296,427	—	4,296,427
Food Products	—	5,735,797	—	5,735,797
Health Care Providers & Services	—	9,695,125	—	9,695,125
Hotels, Restaurants & Leisure	—	9,275,500	—	9,275,500
Household Durables	—	3,559,000	—	3,559,000
Insurance	—	1,098,844	—	1,098,844
Machinery	—	8,102,649	—	8,102,649
Media	—	14,876,250	—	14,876,250
Oil, Gas & Consumable Fuels	—	14,069,737	—	14,069,737
Technology Hardware, Storage & Peripherals	—	803,929	—	803,929
Tobacco	—	2,149,266	—	2,149,266
Trading Companies & Distributors	—	8,858,750	—	8,858,750
Transportation Infrastructure	—	206,667	—	206,667
Wireless Telecommunication Services	—	7,980,000	—	7,980,000
Certificates of Deposit	—	36,152,552	—	36,152,552
Commercial Paper	—	47,521,427	—	47,521,427
Short-Term U.S. Government Obligation	—	7,999	—	7,999
Short-Term Foreign Government Obligation	—	35,129,405	—	35,129,405
Convertible Preferred Stock	1,936,000	—	—	1,936,000
Securities Lending Collateral	15,388,059	—	—	15,388,059
Repurchase Agreements	—	76,284,317	—	76,284,317

Total Investment Securities	$17,324,059	$1,120,674,060	$0	$1,137,998,119

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$504,147	$—	$504,147
Interest Rate Swap Agreements	—	5,808,284	—	5,808,284
Futures Contracts (T)	198,839	—	—	198,839
Forward Foreign Currency Contracts (T)	—	5,225,092	—	5,225,092

Total Derivative Financial Instruments	$198,839	$11,537,523	$—	$11,736,362

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
LIABILITIES
Derivative Financial Instruments
Reverse Repurchase Agreements	$—	$(450,000)	$—	$(450,000)
Written Swaptions on Interest Rate Swap Agreements	—	(643,765)	—	(643,765)
Credit Default Swap Agreements	—	(399,554)	—	(399,554)
Interest Rate Swap Agreements	—	(2,025,223)	—	(2,025,223)
Futures Contracts (T)	(2,928,041)	—	—	(2,928,041)
Forward Foreign Currency Contracts (T)	—	(1,105,539)	—	(1,105,539)

Total Derivative Financial Instruments	$(2,928,041)	$(4,624,081)	$—	$(7,552,122)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales (U)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (V)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2014 (W)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 (V)
Preferred Stock	$842,516	$—	$(1,190,000)	$—	$(75,910)	$423,394	$—	$—	$—	$—
Corporate Debt Securities	0	—	—	—	—	—	—	—	0	—

Total	$842,516	$—	$(1,190,000)	$—	$(75,910)	$423,394	$—	$—	$0	$—

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $7,051,335.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $10,849,741.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $1,346,610.
(D)	Floating or variable rate note. Rate is listed as of July 31, 2014.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $43,304,377, or 4.00% of the fund’s net assets, and total aggregate fair value of illiquid derivatives is $1,009,361, or 0.09% of the fund’s net assets.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	All or a portion of this security is on loan. The value of all securities on loan is $15,080,757. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(I)	In default.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at July 31, 2014.
(L)	Aggregate cost for federal income tax purposes is $1,127,146,132. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $21,418,917 and $10,566,930, respectively. Net unrealized appreciation for tax purposes is $10,851,987.
(M)	Cash in the amount of $3,560,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(N)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	Cash in the amount of $142,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(S)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(T)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(U)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(V)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(W)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities aggregated $173,170,194, or 16.00% of the fund’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica US Growth

(formerly, Transamerica Diversified Equity)

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.4%
Boeing Co.	84,460	$ 10,175,741
TransDigm Group, Inc.	43,450	7,296,124
United Technologies Corp.	211,479	22,237,017
Airlines - 0.6%
United Continental Holdings, Inc. (A)	163,990	7,607,496
Beverages - 1.1%
Monster Beverage Corp. (A)	203,436	13,011,767
Biotechnology - 4.2%
Gilead Sciences, Inc. (A)	287,640	26,333,442
Incyte Corp. (A) (B)	97,090	4,618,571
Regeneron Pharmaceuticals, Inc. - Class A (A)	34,870	11,026,592
Vertex Pharmaceuticals, Inc. (A)	88,240	7,845,418
Capital Markets - 1.6%
Ameriprise Financial, Inc.	156,830	18,756,868
Chemicals - 2.4%
Dow Chemical Co.	311,950	15,931,287
Eastman Chemical Co.	154,990	12,210,112
Communications Equipment - 1.9%
QUALCOMM, Inc.	302,086	22,263,738
Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	279,390	13,005,604
Electrical Equipment - 0.8%
Eaton Corp. PLC	134,380	9,127,090
Energy Equipment & Services - 2.3%
Halliburton Co.	386,380	26,656,356
Food & Staples Retailing - 4.8%
Costco Wholesale Corp.	164,199	19,299,951
CVS Caremark Corp.	218,512	16,685,576
Walgreen Co.	304,990	20,974,162
Food Products - 1.3%
Mondelez International, Inc. - Class A	423,348	15,240,528
Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc. - Class A	78,323	7,837,783
Health Care Providers & Services - 3.5%
Aetna, Inc.	100,610	7,800,293
Envision Healthcare Holdings, Inc. (A)	222,310	7,947,583
McKesson Corp.	85,910	16,482,693
UnitedHealth Group, Inc.	107,850	8,741,242
Health Care Technology - 1.0%
Cerner Corp. (A)	209,520	11,565,504
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	233,210	18,115,753
Household Products - 1.1%
Colgate-Palmolive Co.	202,600	12,844,840
Insurance - 1.7%
Aon PLC	117,460	9,908,926
Prudential Financial, Inc.	120,460	10,476,406
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (A)	61,210	19,158,118
Priceline Group, Inc. (A)	18,106	22,495,800
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (A)	209,960	12,391,839
Facebook, Inc. - Class A (A)	286,353	20,803,545
Google, Inc. - Class A (A)	39,432	22,852,816
Google, Inc. - Class C (A)	41,408	23,668,813

	Shares	Value
IT Services - 7.0%
Accenture PLC - Class A	173,690	$ 13,770,143
Automatic Data Processing, Inc.	192,620	15,661,932
Cognizant Technology Solutions Corp. - Class A (A)	249,710	12,248,276
Genpact, Ltd. (A) (B)	643,320	11,322,432
Jack Henry & Associates, Inc.	168,620	9,838,977
Mastercard, Inc. - Class A	262,130	19,436,939
Machinery - 2.2%
Dover Corp.	122,691	10,521,980
Illinois Tool Works, Inc. - Class A	182,775	15,055,177
Media - 3.5%
DIRECTV (A)	187,789	16,159,243
Time Warner, Inc.	110,440	9,168,729
Twenty-First Century Fox, Inc. - Class A	488,720	15,482,650
Multiline Retail - 1.4%
Dollar Tree, Inc. (A)	304,920	16,608,992
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp. - Class A	179,540	19,183,849
EOG Resources, Inc.	144,060	15,765,926
Personal Products - 2.2%
Coty, Inc. - Class A (B)	577,940	9,888,553
Estee Lauder Cos., Inc. - Class A	214,490	15,756,436
Pharmaceuticals - 5.2%
Actavis PLC (A)	73,780	15,808,103
Bristol-Myers Squibb Co.	490,940	24,851,383
Merck & Co., Inc.	169,300	9,606,082
Salix Pharmaceuticals, Ltd. (A) (B)	86,226	11,374,071
Professional Services - 1.9%
Equifax, Inc.	150,520	11,453,067
Nielsen NV	65,400	3,015,594
Verisk Analytics, Inc. - Class A (A)	141,720	8,508,869
Road & Rail - 2.6%
Hertz Global Holdings, Inc. (A)	441,400	12,456,308
JB Hunt Transport Services, Inc. (B)	137,960	10,658,790
Norfolk Southern Corp.	79,820	8,114,501
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	266,860	9,043,885
SunPower Corp. - Class A (A) (B)	213,700	7,849,201
Software - 8.1%
Activision Blizzard, Inc.	505,980	11,323,832
Intuit, Inc. (B)	189,567	15,538,807
Microsoft Corp.	849,546	36,666,405
Oracle Corp.	311,009	12,561,654
salesforce.com, Inc. (A) (B)	210,410	11,414,743
Solera Holdings, Inc.	130,070	8,324,480
Specialty Retail - 5.0%
Advance Auto Parts, Inc.	99,170	12,010,479
Lowe’s Cos., Inc.	381,966	18,277,073
Ross Stores, Inc.	197,390	12,711,916
TJX Cos., Inc.	291,930	15,556,949
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	571,684	54,635,840
Western Digital Corp.	27,427	2,738,037
Textiles, Apparel & Luxury Goods - 2.3%
PVH Corp.	131,950	14,538,251
Ralph Lauren Corp. - Class A	84,480	13,167,053
Tobacco - 1.5%
Altria Group, Inc.	441,580	17,928,148

Total Common Stocks (cost $1,062,125,174)		1,149,399,149

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica US Growth

(formerly, Transamerica Diversified Equity)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 1.9%
Capital Markets - 1.9%
iShares Russell 1000 Growth ETF	244,528	$ 21,819,234

Total Investment Company (cost $22,238,790)		21,819,234

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	38,196,125	38,196,125

Total Securities Lending Collateral (cost $38,196,125)		38,196,125

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2014, to be repurchased at $12,769,046 on 08/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.14%, due 11/07/2022, and with a value of $13,025,253.	$ 12,769,042	12,769,042

Total Repurchase Agreement (cost $12,769,042)		12,769,042

Total Investment Securities (cost $1,135,329,131) (D)		1,222,183,550
Other Assets and Liabilities - Net - (3.6)%		(42,112,954)

Net Assets - 100.0%		$ 1,180,070,596

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica US Growth

(formerly, Transamerica Diversified Equity)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,149,399,149	$—	$—	$1,149,399,149
Investment Company	21,819,234	—	—	21,819,234
Securities Lending Collateral	38,196,125	—	—	38,196,125
Repurchase Agreement	—	12,769,042	—	12,769,042

Total Investment Securities	$1,209,414,508	$12,769,042	$—	$1,222,183,550

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $37,357,039. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,135,329,131. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $113,886,803 and $27,032,384, respectively. Net unrealized appreciation for tax purposes is $86,854,419.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS

At July 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2014, to be repurchased at $246,946,568 on 08/01/2014. Collateralized by U.S. Government Agency Obligations, 2.20% - 2.26%, due 10/17/2022, and with a total value of $251,887,079.	$246,946,500	$246,946,500

Total Repurchase Agreement (cost $246,946,500)		246,946,500

Total Investment Securities (cost $246,946,500) (B)		246,946,500
Other Assets and Liabilities - Net		(246,946,500)

Net Assets		$0

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2014
ASSETS
Investment Securities
Repurchase Agreement	$—	$246,946,500	$—	$246,946,500

Total Investment Securities	$—	$246,946,500	$—	$246,946,500

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $246,946,500.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments

At July 31, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (each, a “Fund”; and collectively, the “Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2014, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Open repurchase agreements and related collateral at July 31, 2014, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond, Transamerica Managed Futures Strategy and Transamerica Global Macro utilize forward foreign currency contracts for speculative purposes as well. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid

Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2014

(unaudited)

NOTE 1. (continued)

from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Funds may write or purchase foreign currency options. Purchasing foreign currency options gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open options at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Open futures contracts at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or

Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2014

(unaudited)

NOTE 1. (continued)

repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open OTC and centrally cleared swap agreements at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Open reverse repurchase agreements at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2014

(unaudited)

NOTE 1. (continued)

Open sale-buyback financing transactions at July 31, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open short sale transactions at July 31, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

At July 31, 2014, the following Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Transamerica Floating Rate:

Security	Commitment	Unrealized Appreciation (Depreciation)
Allied Security Holdings, LLC, Delayed Draw Term	$392,857	$(240)
Polymer Group, Inc.	44,578	112

	$437,435	$(128)

Open loan participations and assignments at July 31, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes. involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments.

Open structured notes at July 31, 2014, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open TBA commitments at July 31, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Open when-issued securities at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2014

(unaudited)

NOTE 1. (continued)

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Open TIPS at July, 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Open PIKs at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at July 31, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2014

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	July 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2014

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

NOTE 3. SUBSEQUENT EVENTS

On July 31, 2014, Transamerica Global Allocation, Transamerica International, Transamerica Real Return TIPS, Transamerica Select Equity and Transamerica Value fully liquidated their Fund assets. The remaining open investment positions at July 31, 2014 are shown in the Schedule of Investments.

Transamerica Funds	July 31, 2014 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date:	September 24, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
Date:	September 24, 2014